UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2022
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
About Your Fund's Expenses	1
Short-Term Bond Index Fund	3
Intermediate-Term Bond Index Fund	36
Long-Term Bond Index Fund	67
Trustees Approve Advisory Arrangements	105
Liquidity Risk Management	106

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$954.50	$0.73
ETF Shares	1,000.00	954.70	0.19
Admiral™ Shares	1,000.00	954.80	0.34
Institutional Shares	1,000.00	954.90	0.24
Institutional Plus Shares	1,000.00	955.00	0.19
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$893.60	$0.70
ETF Shares	1,000.00	893.70	0.19
Admiral Shares	1,000.00	894.00	0.33
Institutional Shares	1,000.00	894.10	0.23
Institutional Plus Shares	1,000.00	894.10	0.19
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$783.80	$0.18
Admiral Shares	1,000.00	783.80	0.31
Institutional Shares	1,000.00	783.80	0.22
Institutional Plus Shares	1,000.00	783.90	0.18
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Bond Index Fund
Fund Allocation
As of June 30, 2022
Corporate Bonds	25.9%
Sovereign Bonds	5.8
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	68.3
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.9%)
U.S. Government Securities (65.7%)
United States Treasury Note/Bond	0.125%	6/30/23	130,686	127,092
United States Treasury Note/Bond	0.125%	7/15/23	1,219,543	1,184,291
United States Treasury Note/Bond	0.125%	7/31/23	171,530	166,384
United States Treasury Note/Bond	1.250%	7/31/23	71,965	70,672
United States Treasury Note/Bond	2.750%	7/31/23	165,108	164,721
United States Treasury Note/Bond	0.125%	8/15/23	245,235	237,533
United States Treasury Note/Bond	2.500%	8/15/23	530,055	527,405
United States Treasury Note/Bond	0.125%	8/31/23	167,465	162,049
United States Treasury Note/Bond	1.375%	8/31/23	204,880	201,102
United States Treasury Note/Bond	2.750%	8/31/23	244,140	243,530
United States Treasury Note/Bond	0.125%	9/15/23	396,685	383,359
United States Treasury Note/Bond	0.250%	9/30/23	303,288	293,242
United States Treasury Note/Bond	1.375%	9/30/23	118,075	115,750
United States Treasury Note/Bond	2.875%	9/30/23	354,379	353,936
United States Treasury Note/Bond	0.125%	10/15/23	320,725	309,199
United States Treasury Note/Bond	0.375%	10/31/23	9,870	9,535
United States Treasury Note/Bond	1.625%	10/31/23	10,000	9,823
United States Treasury Note/Bond	2.875%	10/31/23	154,185	153,968
United States Treasury Note/Bond	2.750%	11/15/23	428,762	427,355
United States Treasury Note/Bond	0.500%	11/30/23	40,148	38,780
United States Treasury Note/Bond	2.125%	11/30/23	893,350	882,881
United States Treasury Note/Bond	2.875%	11/30/23	117,469	117,285
United States Treasury Note/Bond	0.125%	12/15/23	356,545	342,060
United States Treasury Note/Bond	0.750%	12/31/23	95,955	92,806
United States Treasury Note/Bond	2.250%	12/31/23	53,392	52,808
United States Treasury Note/Bond	2.625%	12/31/23	167,648	166,757
United States Treasury Note/Bond	0.125%	1/15/24	444,150	425,135
United States Treasury Note/Bond	0.875%	1/31/24	61,562	59,561
United States Treasury Note/Bond	2.250%	1/31/24	203,680	201,325
United States Treasury Note/Bond	2.500%	1/31/24	163,335	162,084
United States Treasury Note/Bond	0.125%	2/15/24	499,740	477,330
United States Treasury Note/Bond	2.750%	2/15/24	339,077	337,858
United States Treasury Note/Bond	1.500%	2/29/24	75,013	73,243
United States Treasury Note/Bond	2.125%	2/29/24	267,220	263,546
United States Treasury Note/Bond	2.375%	2/29/24	194,373	192,490
United States Treasury Note/Bond	0.250%	3/15/24	286,720	273,683
United States Treasury Note/Bond	2.125%	3/31/24	805,281	793,328
United States Treasury Note/Bond	2.250%	3/31/24	639,270	631,179
United States Treasury Note/Bond	0.375%	4/15/24	223,590	213,424
United States Treasury Note/Bond	2.000%	4/30/24	111,660	109,688
United States Treasury Note/Bond	2.250%	4/30/24	294,765	290,896
United States Treasury Note/Bond	2.500%	4/30/24	559,750	554,853
United States Treasury Note/Bond	0.250%	5/15/24	412,085	391,610
United States Treasury Note/Bond	2.500%	5/15/24	453,279	449,100
United States Treasury Note/Bond	2.000%	5/31/24	444,809	436,677
United States Treasury Note/Bond	2.500%	5/31/24	79,747	79,037
United States Treasury Note/Bond	0.250%	6/15/24	469,539	445,182
United States Treasury Note/Bond	1.750%	6/30/24	263,738	257,392
United States Treasury Note/Bond	2.000%	6/30/24	231,596	227,181
United States Treasury Note/Bond	3.000%	6/30/24	123,335	123,412
United States Treasury Note/Bond	0.375%	7/15/24	528,852	501,583
United States Treasury Note/Bond	1.750%	7/31/24	262,309	255,669
United States Treasury Note/Bond	2.125%	7/31/24	196,531	193,061
United States Treasury Note/Bond	0.375%	8/15/24	404,185	382,271
United States Treasury Note/Bond	2.375%	8/15/24	869,992	858,438
United States Treasury Note/Bond	1.250%	8/31/24	195,108	187,944
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	8/31/24	222,285	217,006
United States Treasury Note/Bond	0.375%	9/15/24	224,115	211,438
United States Treasury Note/Bond	1.500%	9/30/24	186,795	180,666
United States Treasury Note/Bond	2.125%	9/30/24	266,039	261,051
United States Treasury Note/Bond	0.625%	10/15/24	316,385	299,725
United States Treasury Note/Bond	1.500%	10/31/24	379,999	367,055
United States Treasury Note/Bond	2.250%	10/31/24	230,860	226,892
United States Treasury Note/Bond	0.750%	11/15/24	631,725	598,856
United States Treasury Note/Bond	2.250%	11/15/24	505,923	497,386
United States Treasury Note/Bond	1.500%	11/30/24	219,102	211,331
United States Treasury Note/Bond	2.125%	11/30/24	191,165	187,162
United States Treasury Note/Bond	1.000%	12/15/24	389,578	370,951
United States Treasury Note/Bond	1.750%	12/31/24	319,915	310,018
United States Treasury Note/Bond	2.250%	12/31/24	222,194	218,028
United States Treasury Note/Bond	1.125%	1/15/25	429,460	409,463
United States Treasury Note/Bond	1.375%	1/31/25	183,815	176,261
United States Treasury Note/Bond	2.500%	1/31/25	546,653	539,307
United States Treasury Note/Bond	1.500%	2/15/25	303,125	291,284
United States Treasury Note/Bond	2.000%	2/15/25	420,220	409,386
United States Treasury Note/Bond	1.125%	2/28/25	181,694	172,893
United States Treasury Note/Bond	2.750%	2/28/25	139,850	138,801
United States Treasury Note/Bond	1.750%	3/15/25	337,740	326,447
United States Treasury Note/Bond	2.625%	3/31/25	124,516	123,212
United States Treasury Note/Bond	2.625%	4/15/25	366,920	362,964
United States Treasury Note/Bond	0.375%	4/30/25	130,193	120,795
United States Treasury Note/Bond	2.875%	4/30/25	203,280	202,391
United States Treasury Note/Bond	2.125%	5/15/25	575,900	561,682
United States Treasury Note/Bond	2.750%	5/15/25	275,875	273,763
United States Treasury Note/Bond	0.250%	5/31/25	257,086	237,202
United States Treasury Note/Bond	2.875%	5/31/25	274,135	272,936
United States Treasury Note/Bond	2.875%	6/15/25	300,475	299,254
United States Treasury Note/Bond	0.250%	6/30/25	103,035	94,840
United States Treasury Note/Bond	2.750%	6/30/25	119,750	118,777
United States Treasury Note/Bond	0.250%	7/31/25	209,968	192,712
United States Treasury Note/Bond	2.875%	7/31/25	117,915	117,344
United States Treasury Note/Bond	2.000%	8/15/25	1,147,417	1,111,560
United States Treasury Note/Bond	0.250%	8/31/25	265,785	243,318
United States Treasury Note/Bond	2.750%	8/31/25	199,795	197,984
United States Treasury Note/Bond	0.250%	9/30/25	166,345	151,920
United States Treasury Note/Bond	3.000%	9/30/25	173,516	173,218
United States Treasury Note/Bond	0.250%	10/31/25	196,995	179,481
United States Treasury Note/Bond	3.000%	10/31/25	151,522	151,262
United States Treasury Note/Bond	2.250%	11/15/25	507,400	494,081
United States Treasury Note/Bond	0.375%	11/30/25	419,630	383,240
United States Treasury Note/Bond	2.875%	11/30/25	183,217	182,072
United States Treasury Note/Bond	0.375%	12/31/25	170,415	155,264
United States Treasury Note/Bond	2.625%	12/31/25	192,585	189,877
United States Treasury Note/Bond	0.375%	1/31/26	310,895	282,623
United States Treasury Note/Bond	2.625%	1/31/26	170,870	168,387
United States Treasury Note/Bond	1.625%	2/15/26	772,589	734,442
United States Treasury Note/Bond	6.000%	2/15/26	12,240	13,449
United States Treasury Note/Bond	0.500%	2/28/26	1,540,959	1,404,199
United States Treasury Note/Bond	2.500%	2/28/26	271,040	265,789
United States Treasury Note/Bond	0.750%	3/31/26	297,255	273,010
United States Treasury Note/Bond	2.250%	3/31/26	239,650	232,835
United States Treasury Note/Bond	0.750%	4/30/26	288,013	263,982
United States Treasury Note/Bond	2.375%	4/30/26	211,875	206,744
United States Treasury Note/Bond	1.625%	5/15/26	485,738	460,237

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.750%	5/31/26	473,895	433,540
	United States Treasury Note/Bond	2.125%	5/31/26	225,336	217,660
	United States Treasury Note/Bond	0.875%	6/30/26	546,244	501,350
	United States Treasury Note/Bond	1.875%	6/30/26	176,699	168,968
	United States Treasury Note/Bond	0.625%	7/31/26	487,903	442,315
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	178,676
	United States Treasury Note/Bond	1.500%	8/15/26	618,255	580,483
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	453,462
	United States Treasury Note/Bond	1.375%	8/31/26	252,485	235,916
	United States Treasury Note/Bond	0.875%	9/30/26	479,610	438,019
	United States Treasury Note/Bond	1.625%	9/30/26	183,655	173,210
	United States Treasury Note/Bond	1.125%	10/31/26	496,562	457,613
	United States Treasury Note/Bond	1.625%	10/31/26	143,985	135,571
	United States Treasury Note/Bond	2.000%	11/15/26	374,597	358,091
	United States Treasury Note/Bond	1.250%	11/30/26	454,550	420,885
	United States Treasury Note/Bond	1.625%	11/30/26	256,849	241,679
	United States Treasury Note/Bond	1.250%	12/31/26	265,710	245,533
	United States Treasury Note/Bond	1.750%	12/31/26	109,470	103,483
	United States Treasury Note/Bond	1.500%	1/31/27	697,405	650,984
	United States Treasury Note/Bond	2.250%	2/15/27	371,540	358,188
	United States Treasury Note/Bond	1.125%	2/28/27	50,785	46,516
	United States Treasury Note/Bond	1.875%	2/28/27	370,869	352,036
	United States Treasury Note/Bond	2.500%	3/31/27	477,410	465,773
	United States Treasury Note/Bond	0.500%	4/30/27	96,500	85,387
	United States Treasury Note/Bond	2.750%	4/30/27	403,094	397,614
	United States Treasury Note/Bond	2.375%	5/15/27	492,425	476,575
	United States Treasury Note/Bond	0.500%	5/31/27	330,670	291,920
	United States Treasury Note/Bond	2.625%	5/31/27	808,970	793,675
	United States Treasury Note/Bond	0.500%	6/30/27	189,785	167,218
	United States Treasury Note/Bond	3.250%	6/30/27	558,515	563,926
	United States Treasury Note/Bond	0.375%	7/31/27	112,830	98,603
					44,735,625
Agency Bonds and Notes (2.2%)
[1]	AID-Israel	5.500%	9/18/23	4,300	4,419
[1]	AID-Israel	5.500%	12/4/23	8,000	8,266
[1]	AID-Israel	5.500%	4/26/24	12,058	12,544
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,657
	Federal Farm Credit Banks	0.500%	12/1/23	25,000	24,133
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,279
	Federal Farm Credit Banks	0.900%	1/18/24	10,000	9,682
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	19,207
	Federal Farm Credit Banks	2.625%	5/3/24	5,280	5,240
	Federal Farm Credit Banks	2.625%	5/16/24	22,415	22,243
	Federal Farm Credit Banks	2.625%	6/10/24	4,825	4,786
	Federal Farm Credit Banks	3.250%	6/17/24	17,670	17,734
	Federal Farm Credit Banks	3.100%	6/28/24	11,320	11,329
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	34,114
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,206
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,637
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	7,087
	Federal Home Loan Banks	0.125%	8/28/23	40,180	38,894
	Federal Home Loan Banks	0.500%	11/9/23	10,600	10,254
	Federal Home Loan Banks	0.625%	12/22/23	11,000	10,623
	Federal Home Loan Banks	2.500%	2/13/24	93,690	92,914
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,453
	Federal Home Loan Banks	3.250%	3/8/24	9,755	9,790
	Federal Home Loan Banks	2.875%	6/14/24	21,705	21,630
	Federal Home Loan Banks	3.125%	6/14/24	5,000	5,002
	Federal Home Loan Banks	2.750%	6/28/24	44,500	44,237
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,678
	Federal Home Loan Banks	5.375%	8/15/24	100	105
	Federal Home Loan Banks	2.875%	9/13/24	20,000	19,930
[2]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,463
	Federal Home Loan Banks	0.500%	4/14/25	35,000	32,598
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,773
	Federal Home Loan Banks	1.250%	12/21/26	6,300	5,814
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,200	49,647
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	43,500	42,137
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,100	57,951
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,100	41,559
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,100	30,870
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,100	19,303
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	50,724
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	55,067
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	56,050	54,545
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	2,105	2,103
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	56,670	54,535
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,018
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,337
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	183,655	182,057
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	48
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	70,240	67,784
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,314
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	23,241
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	41,452
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	41,626
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	32,322
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	35,758
[2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,511
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,291
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,049
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,833
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,594
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,611
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,846
					1,541,854
Total U.S. Government and Agency Obligations (Cost $48,546,651)					46,277,479
Corporate Bonds (25.8%)
Communications (1.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,899	7,769
	Alphabet Inc.	3.375%	2/25/24	4,571	4,595
	Alphabet Inc.	0.450%	8/15/25	9,880	9,088
	Alphabet Inc.	1.998%	8/15/26	13,352	12,647
	AT&T Inc.	0.900%	3/25/24	13,100	12,518
	AT&T Inc.	1.700%	3/25/26	25,550	23,367
	AT&T Inc.	3.800%	2/15/27	7,444	7,302
	AT&T Inc.	4.250%	3/1/27	14,741	14,714
	Baidu Inc.	3.875%	9/29/23	4,670	4,685
	Baidu Inc.	4.375%	5/14/24	5,693	5,735
	Baidu Inc.	3.075%	4/7/25	8,142	7,911
	Baidu Inc.	4.125%	6/30/25	4,100	4,094
	Baidu Inc.	1.720%	4/9/26	3,437	3,140
	Baidu Inc.	1.625%	2/23/27	2,565	2,270
	Booking Holdings Inc.	3.650%	3/15/25	7,865	7,879
	Booking Holdings Inc.	3.600%	6/1/26	11,725	11,546
	British Telecommunications plc	4.500%	12/4/23	532	535
[2]	Charter Communications Operating LLC	4.500%	2/1/24	16,636	16,739
	Charter Communications Operating LLC	4.908%	7/23/25	42,242	42,351
	Comcast Corp.	3.700%	4/15/24	15,752	15,799
	Comcast Corp.	3.375%	2/15/25	8,261	8,201
	Comcast Corp.	3.375%	8/15/25	9,924	9,807
	Comcast Corp.	3.950%	10/15/25	24,880	25,007
	Comcast Corp.	3.150%	3/1/26	15,170	14,790
	Comcast Corp.	2.350%	1/15/27	12,821	11,959
	Comcast Corp.	3.300%	2/1/27	10,045	9,769
	Comcast Corp.	3.300%	4/1/27	5,639	5,460
	Discovery Communications LLC	3.800%	3/13/24	2,530	2,517

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	3.900%	11/15/24	4,849	4,775
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,816
	Discovery Communications LLC	3.950%	6/15/25	4,740	4,632
	Discovery Communications LLC	4.900%	3/11/26	9,020	9,035
	Electronic Arts Inc.	4.800%	3/1/26	2,748	2,808
	Expedia Group Inc.	5.000%	2/15/26	8,183	8,190
	FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,874
	Fox Corp.	4.030%	1/25/24	11,848	11,848
	Fox Corp.	3.050%	4/7/25	5,518	5,349
	Grupo Televisa SAB	6.625%	3/18/25	3,460	3,644
	Grupo Televisa SAB	4.625%	1/30/26	2,237	2,245
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	76	76
[4]	Magallanes Inc.	3.428%	3/15/24	15,035	14,740
[4]	Magallanes Inc.	3.528%	3/15/24	5,045	4,945
[4]	Magallanes Inc.	3.638%	3/15/25	15,400	14,947
[4]	Magallanes Inc.	3.788%	3/15/25	5,000	4,850
[4]	Magallanes Inc.	3.755%	3/15/27	34,635	32,505
	Omnicom Group Inc.	3.650%	11/1/24	6,105	6,050
	Omnicom Group Inc.	3.600%	4/15/26	10,815	10,519
	Paramount Global	4.750%	5/15/25	6,590	6,659
	Paramount Global	4.000%	1/15/26	9,070	8,865
	Paramount Global	2.900%	1/15/27	4,940	4,552
	Rogers Communications Inc.	4.100%	10/1/23	8,088	8,128
[4]	Rogers Communications Inc.	2.950%	3/15/25	8,200	7,928
	Rogers Communications Inc.	3.625%	12/15/25	6,461	6,327
	Rogers Communications Inc.	2.900%	11/15/26	3,070	2,899
[4]	Rogers Communications Inc.	3.200%	3/15/27	10,275	9,753
	Take-Two Interactive Software Inc.	3.300%	3/28/24	3,225	3,185
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,560	4,485
	Take-Two Interactive Software Inc.	3.700%	4/14/27	3,250	3,153
	TCI Communications Inc.	7.875%	2/15/26	5,160	5,792
	Telefonica Emisiones SA	4.103%	3/8/27	12,861	12,599
	TELUS Corp.	2.800%	2/16/27	5,100	4,853
	Thomson Reuters Corp.	4.300%	11/23/23	5,010	5,049
	Thomson Reuters Corp.	3.350%	5/15/26	2,300	2,233
	T-Mobile USA Inc.	3.500%	4/15/25	28,186	27,597
	T-Mobile USA Inc.	1.500%	2/15/26	9,717	8,789
	T-Mobile USA Inc.	3.750%	4/15/27	33,796	32,511
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,784	7,660
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,221	6,048
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,522	10,645
	Verizon Communications Inc.	0.750%	3/22/24	175	167
	Verizon Communications Inc.	3.376%	2/15/25	11,030	10,960
	Verizon Communications Inc.	0.850%	11/20/25	13,156	11,928
	Verizon Communications Inc.	1.450%	3/20/26	16,950	15,518
	Verizon Communications Inc.	2.625%	8/15/26	19,339	18,279
	Verizon Communications Inc.	4.125%	3/16/27	26,528	26,467
	Verizon Communications Inc.	3.000%	3/22/27	8,222	7,814
	Vodafone Group plc	3.750%	1/16/24	9,589	9,632
	Vodafone Group plc	4.125%	5/30/25	14,700	14,757
	Walt Disney Co.	1.750%	8/30/24	10,851	10,454
	Walt Disney Co.	3.700%	9/15/24	2,839	2,843
	Walt Disney Co.	3.350%	3/24/25	15,995	15,874
	Walt Disney Co.	3.700%	10/15/25	6,983	6,976
	Walt Disney Co.	1.750%	1/13/26	12,338	11,501
	Walt Disney Co.	3.375%	11/15/26	6,143	6,002
	Weibo Corp.	3.500%	7/5/24	7,125	6,936
	WPP Finance 2010	3.750%	9/19/24	2,168	2,119
					816,979
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,362	22,228
	Amazon.com Inc.	2.730%	4/13/24	4,060	4,037
	Amazon.com Inc.	0.450%	5/12/24	23,401	22,276
	Amazon.com Inc.	2.800%	8/22/24	23,335	23,128
	Amazon.com Inc.	3.800%	12/5/24	3,687	3,728
	Amazon.com Inc.	0.800%	6/3/25	8,935	8,316
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,255
	Amazon.com Inc.	1.000%	5/12/26	20,135	18,316
	Amazon.com Inc.	3.300%	4/13/27	27,942	27,425
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.150%	8/22/27	2,000	1,948
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,949	6,908
[2]	American Honda Finance Corp.	0.875%	7/7/23	11,440	11,158
[2]	American Honda Finance Corp.	3.450%	7/14/23	3,920	3,922
[2]	American Honda Finance Corp.	3.625%	10/10/23	1,744	1,749
[2]	American Honda Finance Corp.	3.550%	1/12/24	3,604	3,609
[2]	American Honda Finance Corp.	2.900%	2/16/24	8,525	8,446
[2]	American Honda Finance Corp.	2.400%	6/27/24	11,470	11,215
[2]	American Honda Finance Corp.	0.550%	7/12/24	8,724	8,208
[2]	American Honda Finance Corp.	0.750%	8/9/24	100	94
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,563	6,359
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,910	4,535
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,555	4,152
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,301	3,088
[2]	American Honda Finance Corp.	2.350%	1/8/27	574	535
	Aptiv plc	2.396%	2/18/25	4,000	3,821
	AutoNation Inc.	3.500%	11/15/24	3,422	3,316
	AutoNation Inc.	4.500%	10/1/25	3,254	3,252
	AutoZone Inc.	3.125%	7/15/23	300	299
	AutoZone Inc.	3.125%	4/18/24	7,815	7,725
	AutoZone Inc.	3.250%	4/15/25	1,005	985
	AutoZone Inc.	3.625%	4/15/25	5,151	5,091
	AutoZone Inc.	3.125%	4/21/26	3,756	3,618
	AutoZone Inc.	3.750%	6/1/27	5,681	5,512
	BorgWarner Inc.	3.375%	3/15/25	4,330	4,244
	Brunswick Corp.	0.850%	8/18/24	3,380	3,119
[4]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	2,853
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,167
	DR Horton Inc.	5.750%	8/15/23	708	721
	DR Horton Inc.	2.500%	10/15/24	7,155	6,834
	DR Horton Inc.	2.600%	10/15/25	6,960	6,547
	eBay Inc.	3.450%	8/1/24	6,307	6,243
	eBay Inc.	1.900%	3/11/25	5,535	5,206
	eBay Inc.	1.400%	5/10/26	4,675	4,207
	eBay Inc.	3.600%	6/5/27	6,482	6,232
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	5,033	5,048
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,517	4,460
	General Motors Co.	4.875%	10/2/23	10,899	11,002
	General Motors Co.	5.400%	10/2/23	4,620	4,691
	General Motors Co.	4.000%	4/1/25	5,517	5,443
	General Motors Co.	6.125%	10/1/25	24,499	25,333
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,335
	General Motors Financial Co. Inc.	1.700%	8/18/23	7,598	7,414
	General Motors Financial Co. Inc.	5.100%	1/17/24	10,627	10,733
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,260	3,088
	General Motors Financial Co. Inc.	3.950%	4/13/24	11,085	10,999
	General Motors Financial Co. Inc.	1.200%	10/15/24	530	493
	General Motors Financial Co. Inc.	3.500%	11/7/24	7,276	7,111
	General Motors Financial Co. Inc.	4.000%	1/15/25	11,225	11,070
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,445	17,602
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,493	5,363
	General Motors Financial Co. Inc.	4.350%	4/9/25	3,335	3,296
	General Motors Financial Co. Inc.	2.750%	6/20/25	14,403	13,572
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,341	4,273
	General Motors Financial Co. Inc.	1.250%	1/8/26	8,405	7,387
	General Motors Financial Co. Inc.	5.250%	3/1/26	11,937	11,957
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,700	7,606
	General Motors Financial Co. Inc.	4.000%	10/6/26	13,308	12,711
	General Motors Financial Co. Inc.	4.350%	1/17/27	2,186	2,097
	General Motors Financial Co. Inc.	2.350%	2/26/27	6,685	5,892
	General Motors Financial Co. Inc.	5.000%	4/9/27	15,500	15,203
	Genuine Parts Co.	1.750%	2/1/25	1,100	1,038
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	192
	Harley-Davidson Inc.	3.500%	7/28/25	4,229	4,091
	Hasbro Inc.	3.000%	11/19/24	3,212	3,125

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	3.550%	11/19/26	10,133	9,683
	Home Depot Inc.	3.750%	2/15/24	8,618	8,687
	Home Depot Inc.	2.700%	4/15/25	2,990	2,935
	Home Depot Inc.	3.350%	9/15/25	12,742	12,664
	Home Depot Inc.	3.000%	4/1/26	11,926	11,704
	Home Depot Inc.	2.125%	9/15/26	6,063	5,740
	Home Depot Inc.	2.500%	4/15/27	9,849	9,325
	Home Depot Inc.	2.875%	4/15/27	10,790	10,423
	Honda Motor Co. Ltd.	2.271%	3/10/25	12,470	12,003
	Honda Motor Co. Ltd.	2.534%	3/10/27	20,865	19,547
	Hyatt Hotels Corp.	3.375%	7/15/23	1,000	978
	Hyatt Hotels Corp.	1.300%	10/1/23	5,900	5,708
	Hyatt Hotels Corp.	1.800%	10/1/24	3,000	2,839
	Hyatt Hotels Corp.	5.625%	4/23/25	4,521	4,590
	Hyatt Hotels Corp.	4.850%	3/15/26	5,167	5,148
	JD.com Inc.	3.875%	4/29/26	4,439	4,350
	Kohl's Corp.	4.250%	7/17/25	550	542
	Leggett & Platt Inc.	3.800%	11/15/24	1,087	1,077
	Leland Stanford Junior University	1.289%	6/1/27	3,121	2,799
	Lennar Corp.	4.875%	12/15/23	7,003	7,067
	Lennar Corp.	4.500%	4/30/24	11,428	11,405
	Lennar Corp.	5.875%	11/15/24	5,591	5,737
	Lennar Corp.	4.750%	5/30/25	6,137	6,156
	Lennar Corp.	5.250%	6/1/26	1,525	1,538
	Lennar Corp.	4.750%	11/29/27	2,000	1,948
	Lowe's Cos. Inc.	3.875%	9/15/23	2,864	2,879
	Lowe's Cos. Inc.	3.125%	9/15/24	6,590	6,491
	Lowe's Cos. Inc.	4.000%	4/15/25	5,801	5,831
	Lowe's Cos. Inc.	3.375%	9/15/25	9,223	9,063
	Lowe's Cos. Inc.	2.500%	4/15/26	11,798	11,165
	Lowe's Cos. Inc.	3.350%	4/1/27	4,431	4,268
	Magna International Inc.	3.625%	6/15/24	8,022	7,974
	Magna International Inc.	4.150%	10/1/25	1,522	1,527
	Marriott International Inc.	2.125%	10/3/22	2,450	2,441
[2]	Marriott International Inc.	4.150%	12/1/23	2,120	2,128
	Marriott International Inc.	3.600%	4/15/24	7,325	7,256
	Marriott International Inc.	3.750%	3/15/25	2,668	2,634
[2]	Marriott International Inc.	5.750%	5/1/25	1,285	1,331
	Marriott International Inc.	3.750%	10/1/25	6,266	6,137
[2]	Marriott International Inc.	3.125%	6/15/26	3,569	3,395
[2]	McDonald's Corp.	3.375%	5/26/25	6,656	6,594
[2]	McDonald's Corp.	3.300%	7/1/25	11,471	11,371
[2]	McDonald's Corp.	1.450%	9/1/25	6,161	5,741
[2]	McDonald's Corp.	3.700%	1/30/26	6,961	6,957
[2]	McDonald's Corp.	3.500%	3/1/27	8,441	8,264
	NIKE Inc.	2.400%	3/27/25	11,081	10,812
	NIKE Inc.	2.750%	3/27/27	9,111	8,767
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,385	3,317
	Owens Corning	4.200%	12/1/24	3,643	3,636
	Owens Corning	3.400%	8/15/26	3,106	2,963
	PulteGroup Inc.	5.500%	3/1/26	4,389	4,465
	PulteGroup Inc.	5.000%	1/15/27	2,085	2,084
	PVH Corp.	4.625%	7/10/25	4,335	4,328
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,492
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,364
	Ross Stores Inc.	0.875%	4/15/26	10,080	8,922
	Sands China Ltd.	3.800%	1/8/26	1,221	975
	Snap-on Inc.	3.250%	3/1/27	1,956	1,909
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,678	4,591
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	3,714
	Starbucks Corp.	3.850%	10/1/23	4,823	4,858
	Starbucks Corp.	3.800%	8/15/25	8,499	8,480
	Starbucks Corp.	2.450%	6/15/26	262	247
	Starbucks Corp.	2.000%	3/12/27	2,559	2,332
	TJX Cos. Inc.	2.250%	9/15/26	6,971	6,541
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,276	3,207
	Toyota Motor Corp.	3.419%	7/20/23	11,412	11,460
	Toyota Motor Corp.	0.681%	3/25/24	4,510	4,304
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,589
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	1.339%	3/25/26	9,614	8,758
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,587
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,278
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	13,631	13,232
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	5,530	5,416
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	4,707	4,723
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,514	4,457
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,666	8,302
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,769	4,723
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	10,231	9,666
	Toyota Motor Credit Corp.	0.625%	9/13/24	10,575	9,939
[2]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,610	8,164
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	26,775	25,558
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	16,256	15,986
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	5,024
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	6,930	6,307
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	6,994
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,915	8,957
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,350	1,240
	Toyota Motor Credit Corp.	3.050%	3/22/27	9,795	9,401
	VF Corp.	2.400%	4/23/25	5,946	5,710
	VF Corp.	2.800%	4/23/27	4,405	4,123
	Whirlpool Corp.	4.000%	3/1/24	1,600	1,609
	Whirlpool Corp.	3.700%	5/1/25	1,450	1,445
[2]	Yale University	0.873%	4/15/25	4,366	4,097
					1,099,345
Consumer Staples (1.3%)
	Altria Group Inc.	4.000%	1/31/24	9,231	9,250
	Altria Group Inc.	3.800%	2/14/24	4,925	4,910
	Altria Group Inc.	2.350%	5/6/25	8,825	8,322
	Altria Group Inc.	4.400%	2/14/26	10,693	10,468
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	32,289	31,799
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,936	3,769
	BAT Capital Corp.	3.222%	8/15/24	7,993	7,775
	BAT Capital Corp.	2.789%	9/6/24	15,245	14,714
	BAT Capital Corp.	3.215%	9/6/26	3,867	3,611
	BAT Capital Corp.	4.700%	4/2/27	1,405	1,374
	BAT International Finance plc	1.668%	3/25/26	14,732	13,067
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,563
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,540	3,259
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,154	6,800
	Campbell Soup Co.	3.950%	3/15/25	16,445	16,418
	Campbell Soup Co.	3.300%	3/19/25	3,825	3,761
	Coca-Cola Co.	1.750%	9/6/24	8,613	8,409
	Coca-Cola Co.	3.375%	3/25/27	13,695	13,576
	Coca-Cola Co.	1.450%	6/1/27	6,396	5,791
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,550
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	3,704	3,709
	Conagra Brands Inc.	0.500%	8/11/23	3,000	2,894
	Conagra Brands Inc.	4.300%	5/1/24	14,331	14,386
	Conagra Brands Inc.	4.600%	11/1/25	8,548	8,591
	Constellation Brands Inc.	4.750%	11/15/24	10,814	10,962
	Constellation Brands Inc.	4.400%	11/15/25	5,575	5,601
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,261
	Constellation Brands Inc.	3.700%	12/6/26	5,868	5,716
	Costco Wholesale Corp.	2.750%	5/18/24	17,361	17,238
	Costco Wholesale Corp.	3.000%	5/18/27	14,171	13,807
	Costco Wholesale Corp.	1.375%	6/20/27	14,090	12,646
	Diageo Capital plc	3.500%	9/18/23	2,950	2,960
	Diageo Capital plc	2.125%	10/24/24	7,843	7,572
	Diageo Capital plc	1.375%	9/29/25	8,639	8,066
	Dollar General Corp.	4.150%	11/1/25	5,704	5,711
	Dollar General Corp.	3.875%	4/15/27	4,544	4,459
	Dollar Tree Inc.	4.000%	5/15/25	7,479	7,452
	Estee Lauder Cos. Inc.	2.000%	12/1/24	2,562	2,481
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,616	3,513
	General Mills Inc.	3.650%	2/15/24	1,673	1,683
	General Mills Inc.	4.000%	4/17/25	1,931	1,930
	General Mills Inc.	3.200%	2/10/27	7,475	7,185

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	8,850	8,631
[4]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	5,610	5,532
[4]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	16,573	15,860
	Hershey Co.	2.625%	5/1/23	750	747
	Hershey Co.	2.050%	11/15/24	3,482	3,382
	Hershey Co.	0.900%	6/1/25	3,445	3,194
	Hershey Co.	3.200%	8/21/25	727	720
	Hershey Co.	2.300%	8/15/26	3,825	3,632
	Hormel Foods Corp.	0.650%	6/3/24	5,810	5,534
	Ingredion Inc.	3.200%	10/1/26	4,227	4,041
	J M Smucker Co.	3.500%	3/15/25	9,315	9,188
	Kellogg Co.	2.650%	12/1/23	2,359	2,336
	Kellogg Co.	3.250%	4/1/26	3,561	3,460
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,904	8,884
	Keurig Dr Pepper Inc.	0.750%	3/15/24	8,740	8,328
	Keurig Dr Pepper Inc.	4.417%	5/25/25	5,963	6,017
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,124	2,076
	Keurig Dr Pepper Inc.	2.550%	9/15/26	1,044	969
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,642	4,435
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	2,008
	Kimberly-Clark Corp.	2.750%	2/15/26	3,146	3,056
	Kraft Heinz Foods Co.	3.000%	6/1/26	12,620	11,925
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,614	14,141
	Kroger Co.	3.850%	8/1/23	7,075	7,107
	Kroger Co.	4.000%	2/1/24	1,845	1,855
	Kroger Co.	3.500%	2/1/26	1,627	1,602
	Kroger Co.	2.650%	10/15/26	5,347	5,007
	McCormick & Co. Inc.	3.150%	8/15/24	10,477	10,281
	McCormick & Co. Inc.	0.900%	2/15/26	5,032	4,466
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,187	11,256
	Molson Coors Beverage Co.	3.000%	7/15/26	21,389	20,112
	Mondelez International Inc.	2.125%	3/17/24	1,455	1,419
	Mondelez International Inc.	1.500%	5/4/25	6,677	6,236
	Mondelez International Inc.	2.625%	3/17/27	7,615	7,126
	PepsiCo Inc.	3.600%	3/1/24	6,482	6,521
	PepsiCo Inc.	2.250%	3/19/25	21,141	20,581
	PepsiCo Inc.	2.750%	4/30/25	8,814	8,681
	PepsiCo Inc.	3.500%	7/17/25	7,838	7,870
	PepsiCo Inc.	2.850%	2/24/26	5,855	5,751
	PepsiCo Inc.	2.375%	10/6/26	5,536	5,315
	PepsiCo Inc.	2.625%	3/19/27	11,126	10,666
	Philip Morris International Inc.	3.600%	11/15/23	5,695	5,718
	Philip Morris International Inc.	2.875%	5/1/24	2,065	2,041
	Philip Morris International Inc.	3.250%	11/10/24	4,558	4,502
	Philip Morris International Inc.	1.500%	5/1/25	8,327	7,792
	Philip Morris International Inc.	3.375%	8/11/25	6,110	6,011
	Philip Morris International Inc.	2.750%	2/25/26	7,790	7,442
	Philip Morris International Inc.	0.875%	5/1/26	3,462	3,065
	Procter & Gamble Co.	3.100%	8/15/23	9,777	9,826
	Procter & Gamble Co.	0.550%	10/29/25	3,825	3,518
	Procter & Gamble Co.	2.700%	2/2/26	3,056	3,001
	Procter & Gamble Co.	2.450%	11/3/26	3,075	2,959
	Procter & Gamble Co.	2.800%	3/25/27	15,384	14,894
	Reynolds American Inc.	4.850%	9/15/23	5,683	5,737
	Reynolds American Inc.	4.450%	6/12/25	32,341	32,217
	Sysco Corp.	3.750%	10/1/25	8,626	8,595
	Sysco Corp.	3.300%	7/15/26	5,236	5,068
	Target Corp.	3.500%	7/1/24	3,439	3,449
	Target Corp.	2.250%	4/15/25	14,548	14,060
	Target Corp.	2.500%	4/15/26	11,102	10,653
	Target Corp.	1.950%	1/15/27	6,835	6,345
	Tyson Foods Inc.	3.900%	9/28/23	2,941	2,951
	Tyson Foods Inc.	3.950%	8/15/24	11,919	11,887
	Tyson Foods Inc.	4.000%	3/1/26	10,000	9,904
	Unilever Capital Corp.	0.375%	9/14/23	2,614	2,531
	Unilever Capital Corp.	3.250%	3/7/24	8,215	8,219
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	2.600%	5/5/24	4,300	4,237
	Unilever Capital Corp.	0.626%	8/12/24	2,850	2,691
	Unilever Capital Corp.	3.375%	3/22/25	3,343	3,333
	Unilever Capital Corp.	3.100%	7/30/25	5,175	5,116
	Unilever Capital Corp.	2.000%	7/28/26	6,777	6,379
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,608	7,560
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,962	13,555
	Walmart Inc.	3.300%	4/22/24	13,995	14,036
	Walmart Inc.	2.850%	7/8/24	8,723	8,680
	Walmart Inc.	2.650%	12/15/24	14,346	14,181
	Walmart Inc.	3.550%	6/26/25	11,868	11,978
	Walmart Inc.	3.050%	7/8/26	6,185	6,128
	Walmart Inc.	1.050%	9/17/26	3,840	3,497
					889,713
Energy (1.7%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	2,085	2,026
	Baker Hughes Holdings LLC	2.061%	12/15/26	580	533
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,469
	Boardwalk Pipelines LP	5.950%	6/1/26	9,355	9,689
	BP Capital Markets America Inc.	3.790%	2/6/24	4,710	4,732
	BP Capital Markets America Inc.	3.194%	4/6/25	9,749	9,636
	BP Capital Markets America Inc.	3.796%	9/21/25	9,307	9,334
	BP Capital Markets America Inc.	3.410%	2/11/26	6,323	6,206
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	15,354	14,857
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	8,639	8,243
	BP Capital Markets America Inc.	3.543%	4/6/27	6,000	5,842
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	5,218	5,087
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,160	1,152
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,853	4,807
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,741	6,314
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,000	10,565
	Cenovus Energy Inc.	5.375%	7/15/25	6,399	6,593
	Cenovus Energy Inc.	4.250%	4/15/27	8,080	7,928
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	17,040	17,672
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,459	15,824
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,907	12,962
	Chevron Corp.	2.895%	3/3/24	9,568	9,534
	Chevron Corp.	1.554%	5/11/25	23,409	22,196
	Chevron Corp.	3.326%	11/17/25	6,727	6,696
	Chevron Corp.	2.954%	5/16/26	11,445	11,183
	Chevron Corp.	1.995%	5/11/27	5,995	5,526
	Chevron USA Inc.	0.426%	8/11/23	7,950	7,728
	Chevron USA Inc.	3.900%	11/15/24	6,215	6,275
	Chevron USA Inc.	0.687%	8/12/25	4,758	4,378
	CNOOC Finance 2014 ULC	4.250%	4/30/24	8,276	8,392
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	3,900	3,890
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,199	3,230
	ConocoPhillips Co.	2.125%	3/8/24	8,000	7,842
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,490
	ConocoPhillips Co.	2.400%	3/7/25	8,000	7,718
	ConocoPhillips Co.	3.350%	5/15/25	638	628
	Continental Resources Inc.	3.800%	6/1/24	6,150	6,092
[4]	Coterra Energy Inc.	4.375%	6/1/24	8,577	8,573
[4]	Coterra Energy Inc.	3.900%	5/15/27	6,227	5,988
	Devon Energy Corp.	5.250%	9/15/24	6,073	6,202
	Devon Energy Corp.	5.850%	12/15/25	2,625	2,734
	Diamondback Energy Inc.	3.250%	12/1/26	5,950	5,807
	Enbridge Energy Partners LP	5.875%	10/15/25	4,772	4,986
	Enbridge Inc.	4.000%	10/1/23	6,771	6,785
	Enbridge Inc.	0.550%	10/4/23	2,845	2,739
	Enbridge Inc.	2.150%	2/16/24	1,565	1,519
	Enbridge Inc.	3.500%	6/10/24	6,810	6,733
	Enbridge Inc.	2.500%	1/15/25	3,129	3,011
	Enbridge Inc.	2.500%	2/14/25	2,130	2,047
	Enbridge Inc.	1.600%	10/4/26	1,915	1,706
	Enbridge Inc.	4.250%	12/1/26	6,273	6,207

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Energy Transfer LP	4.200%	9/15/23	5,919	5,919
	Energy Transfer LP	4.500%	11/1/23	9,009	9,045
[2]	Energy Transfer LP	5.875%	1/15/24	16,626	16,945
	Energy Transfer LP	4.900%	2/1/24	4,785	4,823
	Energy Transfer LP	4.250%	4/1/24	4,238	4,225
	Energy Transfer LP	4.500%	4/15/24	7,875	7,883
	Energy Transfer LP	3.900%	5/15/24	5,311	5,253
	Energy Transfer LP	4.050%	3/15/25	5,519	5,437
	Energy Transfer LP	2.900%	5/15/25	10,660	10,143
	Energy Transfer LP	5.950%	12/1/25	6,468	6,689
	Energy Transfer LP	4.750%	1/15/26	7,800	7,785
	Energy Transfer LP	3.900%	7/15/26	5,115	4,920
	Energy Transfer LP	4.400%	3/15/27	6,898	6,656
	Energy Transfer LP	4.200%	4/15/27	6,345	6,098
[2]	Energy Transfer LP	5.500%	6/1/27	5,242	5,320
	Enterprise Products Operating LLC	3.900%	2/15/24	8,190	8,180
	Enterprise Products Operating LLC	3.750%	2/15/25	16,495	16,333
	Enterprise Products Operating LLC	3.700%	2/15/26	778	765
	EOG Resources Inc.	3.150%	4/1/25	5,930	5,833
	EOG Resources Inc.	4.150%	1/15/26	8,082	8,152
	EQT Corp.	6.625%	2/1/25	7,155	7,376
[4]	EQT Corp.	3.125%	5/15/26	4,200	3,938
	Exxon Mobil Corp.	3.176%	3/15/24	8,687	8,688
	Exxon Mobil Corp.	2.019%	8/16/24	10,867	10,604
	Exxon Mobil Corp.	2.709%	3/6/25	11,525	11,292
	Exxon Mobil Corp.	2.992%	3/19/25	38,345	37,785
	Exxon Mobil Corp.	3.043%	3/1/26	19,152	18,800
	Exxon Mobil Corp.	3.294%	3/19/27	2,585	2,545
	Halliburton Co.	3.500%	8/1/23	5,052	5,056
	Halliburton Co.	3.800%	11/15/25	4,174	4,129
	Hess Corp.	3.500%	7/15/24	4,225	4,158
	Hess Corp.	4.300%	4/1/27	6,000	5,852
[4]	HF Sinclair Corp.	2.625%	10/1/23	1,556	1,513
[4]	HF Sinclair Corp.	5.875%	4/1/26	8,080	8,160
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	4,639	4,619
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,725	5,727
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,063	11,085
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	6,983	6,986
	Kinder Morgan Inc.	4.300%	6/1/25	5,118	5,103
	Kinder Morgan Inc.	1.750%	11/15/26	2,170	1,925
	Magellan Midstream Partners LP	5.000%	3/1/26	3,630	3,706
	Marathon Petroleum Corp.	3.625%	9/15/24	6,877	6,811
	Marathon Petroleum Corp.	4.700%	5/1/25	21,949	22,235
	Marathon Petroleum Corp.	5.125%	12/15/26	8,880	9,108
	MPLX LP	4.500%	7/15/23	11,720	11,745
	MPLX LP	4.875%	12/1/24	8,845	8,909
	MPLX LP	4.000%	2/15/25	6,198	6,105
	MPLX LP	4.875%	6/1/25	5,585	5,616
	MPLX LP	1.750%	3/1/26	4,799	4,330
	MPLX LP	4.125%	3/1/27	9,231	8,934
	Northwest Pipeline LLC	4.000%	4/1/27	156	152
	ONEOK Inc.	7.500%	9/1/23	4,884	5,048
	ONEOK Inc.	2.750%	9/1/24	3,111	3,013
	ONEOK Inc.	5.850%	1/15/26	2,985	3,094
	ONEOK Partners LP	5.000%	9/15/23	4,695	4,743
	ONEOK Partners LP	4.900%	3/15/25	8,810	8,883
	Ovintiv Exploration Inc.	5.375%	1/1/26	4,772	4,834
	Phillips 66	0.900%	2/15/24	3,000	2,861
	Phillips 66	3.850%	4/9/25	14,800	14,726
	Phillips 66	1.300%	2/15/26	335	302
[4]	Phillips 66 Co.	2.450%	12/15/24	3,280	3,141
[4]	Phillips 66 Co.	3.605%	2/15/25	2,675	2,645
[4]	Phillips 66 Co.	3.550%	10/1/26	5,246	5,100
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,570	6,770
	Plains All American Pipeline LP	3.850%	10/15/23	7,121	7,084
	Plains All American Pipeline LP	3.600%	11/1/24	6,365	6,233
	Plains All American Pipeline LP	4.650%	10/15/25	8,016	7,958
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	6,619
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	23,215	23,680
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	14,613	14,930
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,043	13,476
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,547	11,595
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,907	4,564
	Schlumberger Investment SA	3.650%	12/1/23	8,871	8,905
	Shell International Finance BV	0.375%	9/15/23	8,803	8,527
	Shell International Finance BV	3.500%	11/13/23	3,517	3,540
	Shell International Finance BV	2.000%	11/7/24	10,691	10,386
	Shell International Finance BV	3.250%	5/11/25	22,673	22,452
	Shell International Finance BV	2.875%	5/10/26	7,880	7,625
	Shell International Finance BV	2.500%	9/12/26	11,057	10,508
	Spectra Energy Partners LP	4.750%	3/15/24	9,230	9,312
	Spectra Energy Partners LP	3.500%	3/15/25	5,097	4,992
	Spectra Energy Partners LP	3.375%	10/15/26	8,246	7,858
	TC PipeLines LP	4.375%	3/13/25	2,035	2,045
	TC PipeLines LP	3.900%	5/25/27	4,670	4,583
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	13,846	13,743
	TotalEnergies Capital International SA	3.700%	1/15/24	12,456	12,492
	TotalEnergies Capital International SA	3.750%	4/10/24	4,383	4,396
	TotalEnergies Capital International SA	2.434%	1/10/25	3,654	3,551
	TransCanada PipeLines Ltd.	3.750%	10/16/23	12,794	12,800
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,150	9,482
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,234	2,270
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,048	7,775
	Valero Energy Corp.	3.400%	9/15/26	100	96
	Williams Cos. Inc.	4.500%	11/15/23	2,949	2,967
	Williams Cos. Inc.	4.300%	3/4/24	10,575	10,615
	Williams Cos. Inc.	4.550%	6/24/24	9,096	9,181
	Williams Cos. Inc.	3.900%	1/15/25	5,677	5,612
	Williams Cos. Inc.	4.000%	9/15/25	15,289	15,064
	Williams Cos. Inc.	3.750%	6/15/27	10,000	9,563
					1,122,341
Financials (11.2%)
	AerCap Ireland Capital DAC	4.125%	7/3/23	4,564	4,528
	AerCap Ireland Capital DAC	4.500%	9/15/23	10,662	10,632
	AerCap Ireland Capital DAC	1.150%	10/29/23	14,096	13,455
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,590	6,576
	AerCap Ireland Capital DAC	3.150%	2/15/24	13,369	12,990
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,225	5,002
	AerCap Ireland Capital DAC	1.650%	10/29/24	26,520	24,517
	AerCap Ireland Capital DAC	3.500%	1/15/25	5,428	5,202
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,172	16,531
	AerCap Ireland Capital DAC	4.450%	10/1/25	10,498	10,169
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,473	11,747
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,246	2,149
	AerCap Ireland Capital DAC	2.450%	10/29/26	55,680	48,472
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,490	3,508
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,281	4,229
	Aflac Inc.	3.625%	11/15/24	10,288	10,316
	Aflac Inc.	3.250%	3/17/25	3,625	3,574
	Aflac Inc.	1.125%	3/15/26	3,978	3,593
	Aflac Inc.	2.875%	10/15/26	3,745	3,604
	Air Lease Corp.	3.875%	7/3/23	8,929	8,884
	Air Lease Corp.	3.000%	9/15/23	1,412	1,391
[2]	Air Lease Corp.	4.250%	2/1/24	3,035	3,002
[2]	Air Lease Corp.	0.700%	2/15/24	3,345	3,159
	Air Lease Corp.	0.800%	8/18/24	6,965	6,380
	Air Lease Corp.	4.250%	9/15/24	3,555	3,489
[2]	Air Lease Corp.	2.300%	2/1/25	4,987	4,662
	Air Lease Corp.	3.250%	3/1/25	11,108	10,609
	Air Lease Corp.	3.375%	7/1/25	5,573	5,252
[2]	Air Lease Corp.	2.875%	1/15/26	7,232	6,640
[2]	Air Lease Corp.	3.750%	6/1/26	5,923	5,576
	Air Lease Corp.	1.875%	8/15/26	10,243	8,867
	Air Lease Corp.	3.625%	4/1/27	3,544	3,278

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aircastle Ltd.	4.400%	9/25/23	4,910	4,860
	Aircastle Ltd.	4.125%	5/1/24	50	49
	Aircastle Ltd.	4.250%	6/15/26	5,358	4,935
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,788	3,711
	Allstate Corp.	0.750%	12/15/25	3,807	3,424
	Allstate Corp.	3.280%	12/15/26	5,030	4,945
[2]	Allstate Corp.	5.750%	8/15/53	10,964	9,736
	Ally Financial Inc.	1.450%	10/2/23	12,757	12,339
	Ally Financial Inc.	3.875%	5/21/24	14,005	13,860
	Ally Financial Inc.	5.125%	9/30/24	14,867	15,026
	Ally Financial Inc.	4.625%	3/30/25	8,464	8,412
	Ally Financial Inc.	5.800%	5/1/25	7,079	7,241
	Ally Financial Inc.	4.750%	6/9/27	4,100	3,937
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,995
	American Express Co.	3.700%	8/3/23	12,824	12,871
	American Express Co.	0.750%	11/3/23	805	780
	American Express Co.	3.400%	2/22/24	12,097	12,070
	American Express Co.	3.375%	5/3/24	20,000	19,869
	American Express Co.	2.500%	7/30/24	18,289	17,827
	American Express Co.	3.000%	10/30/24	16,160	15,863
	American Express Co.	3.625%	12/5/24	6,178	6,145
	American Express Co.	2.250%	3/4/25	6,350	6,114
	American Express Co.	4.200%	11/6/25	6,673	6,778
	American Express Co.	3.125%	5/20/26	3,172	3,082
	American Express Co.	1.650%	11/4/26	9,042	8,195
	American Express Co.	2.550%	3/4/27	7,530	7,019
	American International Group Inc.	4.125%	2/15/24	7,165	7,215
	American International Group Inc.	2.500%	6/30/25	14,532	13,867
	American International Group Inc.	3.750%	7/10/25	3,736	3,689
	American International Group Inc.	3.900%	4/1/26	10,141	9,926
	Ameriprise Financial Inc.	4.000%	10/15/23	6,753	6,794
	Ameriprise Financial Inc.	3.700%	10/15/24	4,264	4,262
	Ameriprise Financial Inc.	3.000%	4/2/25	8,502	8,312
	Aon Corp.	2.850%	5/28/27	598	561
	Aon Global Ltd.	4.000%	11/27/23	6,803	6,831
	Aon Global Ltd.	3.500%	6/14/24	7,270	7,223
	Aon Global Ltd.	3.875%	12/15/25	5,159	5,103
	Arch Capital Finance LLC	4.011%	12/15/26	3,540	3,479
	Ares Capital Corp.	4.200%	6/10/24	8,111	7,957
	Ares Capital Corp.	4.250%	3/1/25	3,632	3,470
	Ares Capital Corp.	3.250%	7/15/25	8,491	7,854
	Ares Capital Corp.	3.875%	1/15/26	12,160	11,217
	Ares Capital Corp.	2.150%	7/15/26	6,974	5,862
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,650	2,674
	Assurant Inc.	4.200%	9/27/23	1,726	1,737
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,699	1,730
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,542	3,530
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,620
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,079
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	5,234	5,055
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,573	5,054
	Banco Santander SA	2.706%	6/27/24	7,926	7,745
	Banco Santander SA	2.746%	5/28/25	16,570	15,718
	Banco Santander SA	5.179%	11/19/25	7,885	7,906
	Banco Santander SA	1.849%	3/25/26	9,720	8,745
	Banco Santander SA	4.250%	4/11/27	13,881	13,394
	Banco Santander SA	1.722%	9/14/27	8,474	7,358
	Banco Santander SA	4.175%	3/24/28	10,971	10,485
	Bank of America Corp.	4.100%	7/24/23	14,846	14,987
[2]	Bank of America Corp.	4.125%	1/22/24	5,482	5,544
[2]	Bank of America Corp.	3.550%	3/5/24	36,002	35,914
[2]	Bank of America Corp.	4.000%	4/1/24	7,955	8,021
[2]	Bank of America Corp.	1.486%	5/19/24	8,299	8,114
[2]	Bank of America Corp.	3.864%	7/23/24	19,013	18,929
[2]	Bank of America Corp.	4.200%	8/26/24	25,548	25,605
[2]	Bank of America Corp.	0.810%	10/24/24	23,443	22,370
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	4.000%	1/22/25	18,015	17,940
	Bank of America Corp.	1.843%	2/4/25	1,988	1,918
[2]	Bank of America Corp.	3.458%	3/15/25	3,833	3,784
[2]	Bank of America Corp.	3.950%	4/21/25	29,529	29,185
	Bank of America Corp.	0.976%	4/22/25	18,016	16,948
	Bank of America Corp.	3.841%	4/25/25	11,040	11,008
[2]	Bank of America Corp.	3.875%	8/1/25	5,572	5,553
[2]	Bank of America Corp.	0.981%	9/25/25	16,236	15,050
[2]	Bank of America Corp.	3.093%	10/1/25	25,184	24,421
[2]	Bank of America Corp.	2.456%	10/22/25	26,150	24,940
[2]	Bank of America Corp.	1.530%	12/6/25	12,696	11,815
[2]	Bank of America Corp.	3.366%	1/23/26	17,586	17,029
[2]	Bank of America Corp.	2.015%	2/13/26	33,164	31,018
[2]	Bank of America Corp.	4.450%	3/3/26	3,458	3,449
[2]	Bank of America Corp.	3.384%	4/2/26	11,115	10,774
[2]	Bank of America Corp.	3.500%	4/19/26	5,251	5,118
[2]	Bank of America Corp.	1.319%	6/19/26	53,188	48,384
	Bank of America Corp.	6.220%	9/15/26	914	958
[2]	Bank of America Corp.	4.250%	10/22/26	17,185	16,952
[2]	Bank of America Corp.	1.197%	10/24/26	17,134	15,355
[2]	Bank of America Corp.	1.658%	3/11/27	38,104	34,254
[2]	Bank of America Corp.	3.559%	4/23/27	32,587	31,254
	Bank of America Corp.	1.734%	7/22/27	75,420	67,217
[2]	Bank of America Corp.	4.183%	11/25/27	20,964	20,399
[2]	Bank of America Corp.	3.824%	1/20/28	17,143	16,437
	Bank of America Corp.	2.551%	2/4/28	10,474	9,531
	Bank of America Corp.	4.376%	4/27/28	15,370	15,144
[2]	Bank of Montreal	0.400%	9/15/23	9,606	9,294
	Bank of Montreal	0.450%	12/8/23	10,260	9,844
[2]	Bank of Montreal	3.300%	2/5/24	10,306	10,283
[2]	Bank of Montreal	2.150%	3/8/24	5,355	5,240
[2]	Bank of Montreal	2.500%	6/28/24	7,181	7,015
[2]	Bank of Montreal	1.500%	1/10/25	4,000	3,774
[2]	Bank of Montreal	1.850%	5/1/25	21,058	19,920
[2]	Bank of Montreal	3.700%	6/7/25	7,200	7,136
[2]	Bank of Montreal	1.250%	9/15/26	11,113	9,850
[2]	Bank of Montreal	0.949%	1/22/27	14,595	12,998
[2]	Bank of Montreal	2.650%	3/8/27	5,225	4,846
[2]	Bank of Montreal	4.338%	10/5/28	4,520	4,515
[2]	Bank of Montreal	4.800%	Perpetual	117	106
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	12,550	12,587
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	10,334	10,224
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,677	7,398
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	5,959	5,661
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,560	4,554
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,689	10,611
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	5,540	5,363
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,663
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,013	6,597
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	5,360	5,163
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,155	1,091
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,024	2,781
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,703	8,447
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,436	7,186
	Bank of Nova Scotia	1.625%	5/1/23	2,751	2,715
	Bank of Nova Scotia	0.400%	9/15/23	9,202	8,889
	Bank of Nova Scotia	0.550%	9/15/23	5,860	5,667
	Bank of Nova Scotia	3.400%	2/11/24	16,205	16,154
	Bank of Nova Scotia	2.440%	3/11/24	5,000	4,903
	Bank of Nova Scotia	0.700%	4/15/24	14,751	13,984
	Bank of Nova Scotia	0.650%	7/31/24	49	46
	Bank of Nova Scotia	1.450%	1/10/25	3,100	2,929
	Bank of Nova Scotia	2.200%	2/3/25	18,354	17,580
	Bank of Nova Scotia	3.450%	4/11/25	11,400	11,247
	Bank of Nova Scotia	1.300%	6/11/25	1,805	1,676
	Bank of Nova Scotia	4.500%	12/16/25	9,367	9,378
	Bank of Nova Scotia	1.050%	3/2/26	6,599	5,895
	Bank of Nova Scotia	1.350%	6/24/26	4,675	4,191
	Bank of Nova Scotia	2.700%	8/3/26	11,577	10,929

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	1.300%	9/15/26	9,101	8,076
	BankUnited Inc.	4.875%	11/17/25	3,507	3,532
[2]	Barclays Bank plc	3.750%	5/15/24	1,905	1,895
[2]	Barclays plc	4.338%	5/16/24	31,764	31,788
	Barclays plc	4.375%	9/11/24	5,068	5,045
	Barclays plc	1.007%	12/10/24	5,314	5,044
	Barclays plc	3.650%	3/16/25	8,785	8,601
[2]	Barclays plc	3.932%	5/7/25	9,593	9,445
	Barclays plc	4.375%	1/12/26	21,221	20,965
[2]	Barclays plc	2.852%	5/7/26	16,641	15,717
	Barclays plc	5.200%	5/12/26	18,550	18,493
	Barclays plc	2.279%	11/24/27	10,821	9,600
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	145	137
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,886	23,459
	BGC Partners Inc.	5.375%	7/24/23	4,314	4,317
	BGC Partners Inc.	3.750%	10/1/24	2,042	1,990
	BlackRock Inc.	3.500%	3/18/24	9,348	9,391
	BlackRock Inc.	3.200%	3/15/27	100	98
[4]	Blackstone Private Credit Fund	2.350%	11/22/24	4,955	4,541
[4]	Blackstone Private Credit Fund	2.625%	12/15/26	11,935	9,954
[4]	Blackstone Private Credit Fund	3.250%	3/15/27	12,309	10,447
	Blackstone Secured Lending Fund	3.650%	7/14/23	120	119
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,417	4,047
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,280	6,368
[4]	Blackstone Secured Lending Fund	2.125%	2/15/27	619	515
[2]	BNP Paribas SA	4.250%	10/15/24	7,990	7,968
	BPCE SA	4.000%	4/15/24	6,993	6,972
[2]	BPCE SA	3.375%	12/2/26	2,215	2,119
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,611	4,573
	Brookfield Finance Inc.	4.000%	4/1/24	7,059	7,036
	Brookfield Finance Inc.	4.250%	6/2/26	2,606	2,565
	Brown & Brown Inc.	4.200%	9/15/24	4,329	4,326
	Business Development Corp. of America	3.250%	3/30/26	3,350	2,983
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	11,044	11,054
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,806	9,394
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,955	5,891
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	5,452	5,105
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	7,223	6,932
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,100	5,987
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,110	3,726
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,220	5,551
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	1,636	1,569
[2]	Capital One Bank USA NA	2.280%	1/28/26	647	614
	Capital One Financial Corp.	2.600%	5/11/23	12,686	12,597
	Capital One Financial Corp.	3.500%	6/15/23	4,231	4,210
	Capital One Financial Corp.	3.900%	1/29/24	5,505	5,506
	Capital One Financial Corp.	3.750%	4/24/24	7,464	7,438
	Capital One Financial Corp.	3.300%	10/30/24	17,015	16,623
	Capital One Financial Corp.	1.343%	12/6/24	11,035	10,571
	Capital One Financial Corp.	3.200%	2/5/25	9,541	9,272
	Capital One Financial Corp.	4.250%	4/30/25	21,862	21,834
	Capital One Financial Corp.	4.166%	5/9/25	8,653	8,522
	Capital One Financial Corp.	4.200%	10/29/25	12,768	12,582
	Capital One Financial Corp.	2.636%	3/3/26	9,545	9,013
	Capital One Financial Corp.	3.750%	7/28/26	8,097	7,747
	Capital One Financial Corp.	3.750%	3/9/27	10,980	10,513
	Capital One Financial Corp.	4.927%	5/10/28	12,430	12,320
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,309
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,553
	Charles Schwab Corp.	3.550%	2/1/24	2,877	2,879
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	0.750%	3/18/24	20,055	19,233
	Charles Schwab Corp.	3.750%	4/1/24	4,125	4,146
	Charles Schwab Corp.	3.000%	3/10/25	2,520	2,482
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,213
	Charles Schwab Corp.	3.625%	4/1/25	2,240	2,235
	Charles Schwab Corp.	3.850%	5/21/25	7,548	7,575
	Charles Schwab Corp.	0.900%	3/11/26	1,180	1,060
	Charles Schwab Corp.	1.150%	5/13/26	25,605	23,092
	Charles Schwab Corp.	3.200%	3/2/27	4,220	4,082
	Charles Schwab Corp.	2.450%	3/3/27	10,570	9,863
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,383	7,363
	Chubb INA Holdings Inc.	3.150%	3/15/25	15,098	14,819
	Chubb INA Holdings Inc.	3.350%	5/3/26	7,943	7,767
[2]	Citibank NA	3.650%	1/23/24	10,225	10,266
	Citigroup Inc.	3.500%	5/15/23	19,807	19,799
	Citigroup Inc.	3.875%	10/25/23	15,742	15,898
[2]	Citigroup Inc.	1.678%	5/15/24	23,762	23,305
	Citigroup Inc.	3.750%	6/16/24	7,034	7,072
	Citigroup Inc.	4.000%	8/5/24	285	285
	Citigroup Inc.	0.776%	10/30/24	19,094	18,217
	Citigroup Inc.	3.875%	3/26/25	7,231	7,143
[2]	Citigroup Inc.	3.352%	4/24/25	17,760	17,415
	Citigroup Inc.	3.300%	4/27/25	4,245	4,184
	Citigroup Inc.	0.981%	5/1/25	7,392	6,926
	Citigroup Inc.	4.140%	5/24/25	19,390	19,327
	Citigroup Inc.	4.400%	6/10/25	26,587	26,570
	Citigroup Inc.	5.500%	9/13/25	12,791	13,161
	Citigroup Inc.	3.700%	1/12/26	18,941	18,591
	Citigroup Inc.	2.014%	1/25/26	11,770	11,036
	Citigroup Inc.	4.600%	3/9/26	10,630	10,653
[2]	Citigroup Inc.	3.106%	4/8/26	46,734	44,937
	Citigroup Inc.	3.400%	5/1/26	12,712	12,300
	Citigroup Inc.	3.200%	10/21/26	4,157	3,955
	Citigroup Inc.	4.300%	11/20/26	11,807	11,657
	Citigroup Inc.	1.122%	1/28/27	12,207	10,781
	Citigroup Inc.	1.462%	6/9/27	1,000	884
[2]	Citigroup Inc.	3.887%	1/10/28	10,972	10,534
[2]	Citigroup Inc.	3.070%	2/24/28	5,435	5,037
	Citigroup Inc.	4.658%	5/24/28	22,351	22,188
[2]	Citizens Bank NA	2.250%	4/28/25	4,210	4,002
	Citizens Bank NA	4.119%	5/23/25	2,759	2,751
[2]	Citizens Bank NA	3.750%	2/18/26	3,221	3,160
	Citizens Financial Group Inc.	2.850%	7/27/26	3,309	3,093
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,672
	CME Group Inc.	3.000%	3/15/25	9,633	9,515
	CNA Financial Corp.	3.950%	5/15/24	3,163	3,160
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,383
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	7,788
[2]	Comerica Bank	2.500%	7/23/24	3,104	3,015
	Comerica Inc.	3.700%	7/31/23	10,601	10,593
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,544	2,426
	Cooperatieve Rabobank UA	1.375%	1/10/25	5,130	4,832
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	20,293	19,993
	Cooperatieve Rabobank UA	4.375%	8/4/25	10,901	10,795
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	7,351	7,007
[4]	Corebridge Financial Inc.	3.500%	4/4/25	100	97
[4]	Corebridge Financial Inc.	3.650%	4/5/27	17,110	16,109
	Credit Suisse AG	1.000%	5/5/23	7,214	7,060
[2]	Credit Suisse AG	0.520%	8/9/23	3,695	3,567
	Credit Suisse AG	0.495%	2/2/24	9,350	8,806
[2]	Credit Suisse AG	3.625%	9/9/24	21,804	21,400
	Credit Suisse AG	3.700%	2/21/25	11,250	11,013
	Credit Suisse AG	2.950%	4/9/25	46,233	44,243
	Credit Suisse AG	1.250%	8/7/26	15,745	13,768
	Credit Suisse Group AG	3.750%	3/26/25	18,502	17,935
	Credit Suisse Group AG	4.550%	4/17/26	6,901	6,739
[2]	Deutsche Bank AG	0.962%	11/8/23	14,757	14,148
	Deutsche Bank AG	0.898%	5/28/24	400	375
[2]	Deutsche Bank AG	3.700%	5/30/24	19,295	18,987

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	3.700%	5/30/24	1,615	1,598
[2]	Deutsche Bank AG	2.222%	9/18/24	19,288	18,639
	Deutsche Bank AG	1.447%	4/1/25	6,510	6,089
[2]	Deutsche Bank AG	3.961%	11/26/25	2,732	2,647
	Deutsche Bank AG	4.100%	1/13/26	100	98
[2]	Deutsche Bank AG	4.100%	1/13/26	3,625	3,584
	Deutsche Bank AG	1.686%	3/19/26	6,899	6,188
	Deutsche Bank AG	2.129%	11/24/26	7,478	6,647
	Deutsche Bank AG	2.311%	11/16/27	13,459	11,611
	Deutsche Bank AG	2.552%	1/7/28	14,135	12,229
[2]	Discover Bank	4.200%	8/8/23	12,536	12,574
	Discover Bank	2.450%	9/12/24	16,619	15,954
[2]	Discover Bank	4.250%	3/13/26	2,591	2,530
[2]	Discover Bank	3.450%	7/27/26	965	913
[2]	Discover Bank	4.682%	8/9/28	11,110	10,809
	Discover Financial Services	3.950%	11/6/24	3,821	3,772
	Discover Financial Services	3.750%	3/4/25	3,870	3,812
	Discover Financial Services	4.500%	1/30/26	3,469	3,403
	Discover Financial Services	4.100%	2/9/27	13,855	13,267
	Eaton Vance Corp.	3.500%	4/6/27	3,517	3,372
	Fifth Third Bancorp	1.625%	5/5/23	1,712	1,687
	Fifth Third Bancorp	4.300%	1/16/24	14,322	14,405
	Fifth Third Bancorp	3.650%	1/25/24	11,388	11,342
	Fifth Third Bancorp	2.375%	1/28/25	6,419	6,151
	Fifth Third Bancorp	2.550%	5/5/27	1,652	1,516
	Fifth Third Bancorp	4.055%	4/25/28	4,250	4,147
[2]	Fifth Third Bank NA	3.850%	3/15/26	14,216	13,925
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,306	5,837
	First American Financial Corp.	4.600%	11/15/24	1,619	1,614
	First Horizon Corp.	4.000%	5/26/25	2,550	2,501
[2]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	3,915	3,750
	Franklin Resources Inc.	2.850%	3/30/25	4,829	4,691
	FS KKR Capital Corp.	4.625%	7/15/24	6,211	6,099
	FS KKR Capital Corp.	4.125%	2/1/25	3,467	3,290
	FS KKR Capital Corp.	3.400%	1/15/26	4,147	3,685
	FS KKR Capital Corp.	2.625%	1/15/27	2,264	1,903
	GATX Corp.	3.900%	3/30/23	2,475	2,481
	GATX Corp.	3.250%	3/30/25	1,525	1,484
	GATX Corp.	3.250%	9/15/26	2,445	2,332
	GATX Corp.	3.850%	3/30/27	3,397	3,288
	GE Capital Funding LLC	3.450%	5/15/25	12,645	12,417
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	100	97
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,211
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,099
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	31,481	31,030
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	9,648
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,356	21,288
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,632	14,673
	Goldman Sachs Group Inc.	3.000%	3/15/24	10,920	10,781
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	10,870	10,901
[2]	Goldman Sachs Group Inc.	0.657%	9/10/24	12,795	12,253
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,090	9,661
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,766	6,688
	Goldman Sachs Group Inc.	1.757%	1/24/25	23,350	22,469
	Goldman Sachs Group Inc.	3.500%	4/1/25	37,860	37,199
	Goldman Sachs Group Inc.	3.750%	5/22/25	22,234	21,987
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	37,751	36,719
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,444	26,281
	Goldman Sachs Group Inc.	3.750%	2/25/26	13,682	13,435
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,714	1,647
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	12,957	11,518
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,295	7,635
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,627	22,858
	Goldman Sachs Group Inc.	1.431%	3/9/27	22,810	20,280
	Goldman Sachs Group Inc.	1.542%	9/10/27	10,781	9,463
	Goldman Sachs Group Inc.	1.948%	10/21/27	57,282	50,725
	Goldman Sachs Group Inc.	2.640%	2/24/28	25,125	22,787
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,529	23,242
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golub Capital BDC Inc.	3.375%	4/15/24	4,550	4,391
	Golub Capital BDC Inc.	2.500%	8/24/26	4,340	3,636
	Hanover Insurance Group Inc.	4.500%	4/15/26	1,635	1,626
	Hercules Capital Inc.	3.375%	1/20/27	50	43
	HSBC Holdings plc	3.600%	5/25/23	16,367	16,414
	HSBC Holdings plc	4.250%	3/14/24	16,302	16,238
[2]	HSBC Holdings plc	3.950%	5/18/24	15,853	15,788
	HSBC Holdings plc	0.732%	8/17/24	14,125	13,554
	HSBC Holdings plc	1.162%	11/22/24	14,330	13,694
[2]	HSBC Holdings plc	3.803%	3/11/25	40,732	40,166
	HSBC Holdings plc	0.976%	5/24/25	3,108	2,900
	HSBC Holdings plc	4.250%	8/18/25	5,900	5,817
[2]	HSBC Holdings plc	2.633%	11/7/25	32,484	30,980
	HSBC Holdings plc	4.180%	12/9/25	4,950	4,873
	HSBC Holdings plc	4.300%	3/8/26	29,456	29,167
	HSBC Holdings plc	2.999%	3/10/26	13,056	12,458
[2]	HSBC Holdings plc	1.645%	4/18/26	23,367	21,435
	HSBC Holdings plc	3.900%	5/25/26	30,553	29,909
[2]	HSBC Holdings plc	2.099%	6/4/26	32,187	29,770
[2]	HSBC Holdings plc	4.292%	9/12/26	13,885	13,582
	HSBC Holdings plc	4.375%	11/23/26	14,323	14,027
	HSBC Holdings plc	1.589%	5/24/27	19,068	16,765
	HSBC Holdings plc	2.251%	11/22/27	20,764	18,500
[2]	HSBC Holdings plc	4.041%	3/13/28	20,471	19,445
	HSBC Holdings plc	4.755%	6/9/28	4,650	4,521
	HSBC USA Inc.	3.750%	5/24/24	2,800	2,786
	HSBC USA Inc.	3.500%	6/23/24	5,991	5,952
	Huntington Bancshares Inc.	2.625%	8/6/24	10,891	10,572
	Huntington Bancshares Inc.	4.000%	5/15/25	7,913	7,877
[2]	Huntington National Bank	3.550%	10/6/23	1,883	1,881
	Huntington National Bank	4.008%	5/16/25	2,000	1,994
	Huntington National Bank	4.552%	5/17/28	4,400	4,381
	ING Groep NV	4.100%	10/2/23	15,284	15,334
	ING Groep NV	3.550%	4/9/24	5,258	5,215
	ING Groep NV	3.869%	3/28/26	10,295	10,098
	ING Groep NV	3.950%	3/29/27	7,414	7,150
	ING Groep NV	1.726%	4/1/27	2,625	2,345
	ING Groep NV	4.017%	3/28/28	14,075	13,432
	Intercontinental Exchange Inc.	3.650%	5/23/25	10,466	10,399
	Intercontinental Exchange Inc.	3.750%	12/1/25	8,915	8,843
	Invesco Finance plc	4.000%	1/30/24	3,489	3,492
	Invesco Finance plc	3.750%	1/15/26	400	395
[4]	Jackson Financial Inc.	1.125%	11/22/23	4,938	4,748
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,654
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,481	6,547
	Jefferies Group LLC	4.850%	1/15/27	5,347	5,319
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,121
	JPMorgan Chase & Co.	3.375%	5/1/23	23,916	23,901
	JPMorgan Chase & Co.	2.700%	5/18/23	17,759	17,666
	JPMorgan Chase & Co.	3.875%	2/1/24	13,312	13,394
	JPMorgan Chase & Co.	3.625%	5/13/24	18,390	18,417
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	5,233	5,103
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	19,888	19,830
	JPMorgan Chase & Co.	3.875%	9/10/24	13,993	13,967
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	16,653	15,974
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	7,896	7,870
	JPMorgan Chase & Co.	3.125%	1/23/25	4,195	4,137
	JPMorgan Chase & Co.	0.563%	2/16/25	2,308	2,176
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	18,251	17,931
	JPMorgan Chase & Co.	0.824%	6/1/25	21,194	19,829
	JPMorgan Chase & Co.	0.969%	6/23/25	8,172	7,642
	JPMorgan Chase & Co.	3.900%	7/15/25	6,185	6,213
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,582
	JPMorgan Chase & Co.	0.768%	8/9/25	765	710
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	23,542	22,439
	JPMorgan Chase & Co.	1.561%	12/10/25	21,220	19,876
	JPMorgan Chase & Co.	2.595%	2/24/26	2,665	2,537
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	35,106	32,870
	JPMorgan Chase & Co.	3.300%	4/1/26	1,210	1,176

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	67,145	62,907
	JPMorgan Chase & Co.	4.080%	4/26/26	2,190	2,170
	JPMorgan Chase & Co.	3.200%	6/15/26	1,515	1,469
	JPMorgan Chase & Co.	2.950%	10/1/26	11,382	10,867
	JPMorgan Chase & Co.	7.625%	10/15/26	4,745	5,357
	JPMorgan Chase & Co.	1.045%	11/19/26	26,473	23,561
	JPMorgan Chase & Co.	4.125%	12/15/26	26,739	26,543
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	17,294	16,919
	JPMorgan Chase & Co.	1.040%	2/4/27	47,620	42,090
	JPMorgan Chase & Co.	1.578%	4/22/27	80,267	71,643
	JPMorgan Chase & Co.	8.000%	4/29/27	1,315	1,509
	JPMorgan Chase & Co.	1.470%	9/22/27	33,223	29,144
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	26,543	25,471
	JPMorgan Chase & Co.	2.947%	2/24/28	14,592	13,520
	JPMorgan Chase & Co.	4.323%	4/26/28	20,100	19,792
	Kemper Corp.	4.350%	2/15/25	3,148	3,131
[2]	KeyBank NA	3.300%	6/1/25	5,431	5,343
[2]	KeyCorp	3.878%	5/23/25	4,233	4,204
[2]	KeyCorp	4.150%	10/29/25	4,766	4,747
[2]	KeyCorp	2.250%	4/6/27	7,399	6,654
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,623	2,680
	Lazard Group LLC	3.750%	2/13/25	3,665	3,594
	Lazard Group LLC	3.625%	3/1/27	2,495	2,357
	Legg Mason Inc.	4.750%	3/15/26	3,934	4,027
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,650
	Lincoln National Corp.	3.350%	3/9/25	3,309	3,247
	Lincoln National Corp.	3.625%	12/12/26	4,599	4,455
	Lloyds Banking Group plc	4.050%	8/16/23	16,303	16,354
	Lloyds Banking Group plc	3.900%	3/12/24	2,845	2,838
	Lloyds Banking Group plc	0.695%	5/11/24	7,300	7,088
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,834
	Lloyds Banking Group plc	4.450%	5/8/25	1,847	1,849
[2]	Lloyds Banking Group plc	3.870%	7/9/25	34,984	34,579
	Lloyds Banking Group plc	4.582%	12/10/25	325	319
[2]	Lloyds Banking Group plc	2.438%	2/5/26	6,945	6,579
	Lloyds Banking Group plc	3.511%	3/18/26	6,200	6,040
	Lloyds Banking Group plc	4.650%	3/24/26	10,429	10,235
	Lloyds Banking Group plc	3.750%	1/11/27	2,915	2,814
	Lloyds Banking Group plc	1.627%	5/11/27	1,370	1,218
	Lloyds Banking Group plc	3.750%	3/18/28	11,265	10,713
	M&T Bank Corp.	3.550%	7/26/23	14,286	14,245
	M&T Bank Corp.	4.000%	7/15/24	750	745
	Main Street Capital Corp.	5.200%	5/1/24	4,250	4,229
	Main Street Capital Corp.	3.000%	7/14/26	3,931	3,438
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,581	5,466
	Manulife Financial Corp.	4.150%	3/4/26	4,022	3,990
	Manulife Financial Corp.	2.484%	5/19/27	7,979	7,291
[2]	Manulife Financial Corp.	4.061%	2/24/32	5,182	4,791
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,999
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	10,379	10,399
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,596	4,584
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	7,399	7,311
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,009	3,970
	Mastercard Inc.	3.375%	4/1/24	6,997	7,007
	Mastercard Inc.	2.000%	3/3/25	6,359	6,132
	Mastercard Inc.	2.950%	11/21/26	8,375	8,164
	Mastercard Inc.	3.300%	3/26/27	11,939	11,741
	Mercury General Corp.	4.400%	3/15/27	3,210	3,142
[2]	MetLife Inc.	4.368%	9/15/23	10,988	11,118
	MetLife Inc.	3.600%	4/10/24	7,062	7,081
	MetLife Inc.	3.000%	3/1/25	4,145	4,071
	MetLife Inc.	3.600%	11/13/25	5,304	5,268
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	22,514	22,493
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	4,078	4,038
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,703	12,612
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	4,407	4,294
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	11,694	11,264
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,836	27,393
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,096	9,283
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	16,423	15,336
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	485	450
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,830	5,726
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,945	5,562
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	40,631	35,890
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	18,965	16,724
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,105	5,515
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	9,150	8,908
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	7,144	6,944
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	6,096	5,864
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,887	11,861
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	2,991	2,894
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,326	5,107
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,590	5,308
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	7,227	6,762
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,014	5,588
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,770	3,603
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,878	1,641
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,435	9,175
[2]	Morgan Stanley	4.100%	5/22/23	19,767	19,858
[2]	Morgan Stanley	3.875%	4/29/24	34,926	35,026
[2]	Morgan Stanley	3.700%	10/23/24	17,137	17,099
[2]	Morgan Stanley	0.791%	1/22/25	350	331
	Morgan Stanley	3.620%	4/17/25	14,324	14,152
	Morgan Stanley	0.790%	5/30/25	47,477	44,235
[2]	Morgan Stanley	2.720%	7/22/25	8,380	8,084
[2]	Morgan Stanley	4.000%	7/23/25	14,599	14,603
[2]	Morgan Stanley	0.864%	10/21/25	5,002	4,616
[2]	Morgan Stanley	1.164%	10/21/25	2,659	2,466
	Morgan Stanley	5.000%	11/24/25	7,674	7,808
[2]	Morgan Stanley	3.875%	1/27/26	20,494	20,217
	Morgan Stanley	2.630%	2/18/26	11,149	10,663
[2]	Morgan Stanley	2.188%	4/28/26	62,575	58,690
[2]	Morgan Stanley	3.125%	7/27/26	10,767	10,276
[2]	Morgan Stanley	6.250%	8/9/26	3,985	4,240
[2]	Morgan Stanley	4.350%	9/8/26	19,031	18,836
	Morgan Stanley	0.985%	12/10/26	21,285	18,865
	Morgan Stanley	3.625%	1/20/27	9,210	8,938
	Morgan Stanley	3.950%	4/23/27	4,143	4,016
	Morgan Stanley	1.593%	5/4/27	34,309	30,603
[2]	Morgan Stanley	1.512%	7/20/27	53,871	47,362
	Morgan Stanley	2.475%	1/21/28	27,960	25,431
	Morgan Stanley	4.210%	4/20/28	19,815	19,385
	Nasdaq Inc.	3.850%	6/30/26	2,146	2,133
	National Australia Bank Ltd.	3.375%	1/14/26	318	312
[2]	National Australia Bank Ltd.	2.500%	7/12/26	18,680	17,618
[2]	National Bank of Canada	0.550%	11/15/24	5,210	4,971
	NatWest Group plc	3.875%	9/12/23	25,676	25,611
	NatWest Group plc	6.000%	12/19/23	11,379	11,588
[2]	NatWest Group plc	2.359%	5/22/24	17,644	17,317
	NatWest Group plc	5.125%	5/28/24	16,152	16,215
[2]	NatWest Group plc	4.519%	6/25/24	17,582	17,504
[2]	NatWest Group plc	4.269%	3/22/25	4,590	4,542
	NatWest Group plc	4.800%	4/5/26	6,824	6,800
[2]	NatWest Group plc	3.073%	5/22/28	22,150	20,140
[2]	NatWest Group plc	3.754%	11/1/29	1,745	1,675
	Nomura Holdings Inc.	2.648%	1/16/25	13,135	12,436
[5]	Nomura Holdings Inc.	5.099%	7/3/25	3,400	3,415
	Nomura Holdings Inc.	1.851%	7/16/25	17,286	15,869
	Nomura Holdings Inc.	1.653%	7/14/26	400	351
	Nomura Holdings Inc.	2.329%	1/22/27	16,025	14,186
	Northern Trust Corp.	3.950%	10/30/25	4,014	4,028
	Northern Trust Corp.	4.000%	5/10/27	3,925	3,953
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,475	2,345
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,401	2,076
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,837
	Old Republic International Corp.	3.875%	8/26/26	4,156	4,037
	ORIX Corp.	3.250%	12/4/24	4,372	4,299
	Owl Rock Capital Corp.	5.250%	4/15/24	2,370	2,361

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owl Rock Capital Corp.	4.000%	3/30/25	5,868	5,533
	Owl Rock Capital Corp.	3.750%	7/22/25	6,588	6,103
	Owl Rock Capital Corp.	4.250%	1/15/26	4,513	4,155
	Owl Rock Capital Corp.	3.400%	7/15/26	7,445	6,546
	Owl Rock Capital Corp.	2.625%	1/15/27	4,670	3,885
[4]	Owl Rock Core Income Corp.	5.500%	3/21/25	1,805	1,732
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	1,690	1,437
	PNC Bank NA	3.800%	7/25/23	4,848	4,868
[2]	PNC Bank NA	3.300%	10/30/24	17,949	17,793
[2]	PNC Bank NA	2.950%	2/23/25	6,450	6,286
[2]	PNC Bank NA	3.875%	4/10/25	4,000	3,962
[2]	PNC Bank NA	3.250%	6/1/25	1,997	1,968
[2]	PNC Bank NA	4.200%	11/1/25	5,291	5,285
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,817	8,820
	PNC Financial Services Group Inc.	3.900%	4/29/24	11,418	11,463
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,407	2,332
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,663	5,956
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,235	12,626
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,712
	Principal Financial Group Inc.	3.400%	5/15/25	1,551	1,517
	Progressive Corp.	2.500%	3/15/27	5,860	5,530
	Prospect Capital Corp.	5.875%	3/15/23	376	377
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,671
	Prospect Capital Corp.	3.364%	11/15/26	1,340	1,137
[2]	Prudential Financial Inc.	1.500%	3/10/26	182	167
[2]	Prudential Financial Inc.	5.625%	6/15/43	7,882	7,693
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,260	5,926
[2]	Prudential Financial Inc.	5.375%	5/15/45	4,901	4,684
	Regions Financial Corp.	2.250%	5/18/25	6,359	6,070
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	5,565	5,613
	Reinsurance Group of America Inc.	3.950%	9/15/26	743	730
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,447
[2]	Royal Bank of Canada	3.700%	10/5/23	13,793	13,880
[2]	Royal Bank of Canada	0.500%	10/26/23	9,655	9,337
[2]	Royal Bank of Canada	0.425%	1/19/24	6,720	6,436
[2]	Royal Bank of Canada	2.550%	7/16/24	11,464	11,203
	Royal Bank of Canada	0.650%	7/29/24	1,423	1,336
[2]	Royal Bank of Canada	2.250%	11/1/24	25,452	24,598
[2]	Royal Bank of Canada	1.600%	1/21/25	6,015	5,699
	Royal Bank of Canada	3.375%	4/14/25	9,260	9,136
[2]	Royal Bank of Canada	1.150%	6/10/25	15,207	14,069
[2]	Royal Bank of Canada	0.875%	1/20/26	12,271	11,002
[2]	Royal Bank of Canada	4.650%	1/27/26	14,104	14,254
	Royal Bank of Canada	1.200%	4/27/26	16,249	14,598
[2]	Royal Bank of Canada	1.150%	7/14/26	7,165	6,395
[2]	Royal Bank of Canada	1.400%	11/2/26	9,871	8,766
[2]	Royal Bank of Canada	2.050%	1/21/27	3,175	2,895
	Royal Bank of Canada	3.625%	5/4/27	1,215	1,180
	Santander Holdings USA Inc.	3.500%	6/7/24	10,927	10,733
	Santander Holdings USA Inc.	3.450%	6/2/25	2,708	2,611
	Santander Holdings USA Inc.	4.500%	7/17/25	11,111	11,074
	Santander Holdings USA Inc.	3.244%	10/5/26	19,431	18,219
	Santander Holdings USA Inc.	2.490%	1/6/28	7,260	6,407
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	7,710	7,714
	Santander UK Group Holdings plc	1.089%	3/15/25	7,575	7,080
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	2,724	2,440
	Santander UK Group Holdings plc	1.673%	6/14/27	9,530	8,328
	Santander UK Group Holdings plc	2.469%	1/11/28	6,890	6,111
	Santander UK plc	4.000%	3/13/24	13,757	13,778
	Santander UK plc	2.875%	6/18/24	2,657	2,591
[2]	Signature Bank	4.000%	10/15/30	2,725	2,601
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	637	614
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,912	2,540
	State Street Corp.	3.100%	5/15/23	6,642	6,625
	State Street Corp.	3.700%	11/20/23	13,002	13,098
[2]	State Street Corp.	3.776%	12/3/24	8,038	8,029
	State Street Corp.	3.300%	12/16/24	14,594	14,538
	State Street Corp.	3.550%	8/18/25	10,726	10,672
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	State Street Corp.	2.354%	11/1/25	8,485	8,163
	State Street Corp.	2.901%	3/30/26	7,652	7,413
	State Street Corp.	2.650%	5/19/26	103	99
	State Street Corp.	2.203%	2/7/28	5,000	4,577
	Stifel Financial Corp.	4.250%	7/18/24	3,335	3,345
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,145	1,133
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,122
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	6,445	6,468
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	11,134	11,197
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,344	4,138
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	14,753	14,371
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,151	6,898
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,346	8,941
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	37,321	34,372
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	8,196	7,305
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,913	8,753
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	18,120	16,028
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,199	15,309
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,429	18,638
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,574	13,206
	SVB Financial Group	3.500%	1/29/25	2,520	2,467
	SVB Financial Group	1.800%	10/28/26	5,725	5,092
	SVB Financial Group	4.345%	4/29/28	9,000	8,745
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	14,193	14,262
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	5,514
	Synchrony Financial	4.375%	3/19/24	7,368	7,311
	Synchrony Financial	4.250%	8/15/24	10,719	10,670
	Synchrony Financial	4.500%	7/23/25	5,321	5,170
	Synchrony Financial	3.700%	8/4/26	4,227	3,919
[2]	Toronto-Dominion Bank	0.300%	6/2/23	14,831	14,381
[2]	Toronto-Dominion Bank	0.750%	6/12/23	4,313	4,186
[2]	Toronto-Dominion Bank	3.500%	7/19/23	13,629	13,670
[2]	Toronto-Dominion Bank	0.450%	9/11/23	12,470	12,072
	Toronto-Dominion Bank	0.550%	3/4/24	498	474
[2]	Toronto-Dominion Bank	2.350%	3/8/24	4,675	4,579
[2]	Toronto-Dominion Bank	3.250%	3/11/24	12,201	12,119
[2]	Toronto-Dominion Bank	2.650%	6/12/24	29,798	29,240
	Toronto-Dominion Bank	1.250%	12/13/24	11,755	11,109
[2]	Toronto-Dominion Bank	1.450%	1/10/25	7,750	7,338
	Toronto-Dominion Bank	3.766%	6/6/25	13,200	13,125
[2]	Toronto-Dominion Bank	1.150%	6/12/25	4,224	3,901
[2]	Toronto-Dominion Bank	0.750%	9/11/25	20,852	18,824
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,365	3,902
[2]	Toronto-Dominion Bank	1.200%	6/3/26	3,160	2,828
[2]	Toronto-Dominion Bank	1.250%	9/10/26	13,337	11,839
[2]	Toronto-Dominion Bank	1.950%	1/12/27	6,325	5,715
[2]	Toronto-Dominion Bank	2.800%	3/10/27	9,529	8,921
	Toronto-Dominion Bank	4.108%	6/8/27	6,000	5,937
	Trinity Acquisition plc	4.400%	3/15/26	6,483	6,401
[2]	Truist Bank	3.200%	4/1/24	13,480	13,418
[2]	Truist Bank	3.689%	8/2/24	10,672	10,661
[2]	Truist Bank	2.150%	12/6/24	8,924	8,604
[2]	Truist Bank	1.500%	3/10/25	10,349	9,768
[2]	Truist Bank	3.625%	9/16/25	14,292	14,025
[2]	Truist Bank	3.800%	10/30/26	3,151	3,075
[2]	Truist Financial Corp.	3.750%	12/6/23	9,008	9,065
[2]	Truist Financial Corp.	2.500%	8/1/24	2,265	2,211

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Truist Financial Corp.	2.850%	10/26/24	14,452	14,163
	Truist Financial Corp.	4.000%	5/1/25	14,480	14,512
[2]	Truist Financial Corp.	3.700%	6/5/25	3,093	3,080
[2]	Truist Financial Corp.	1.267%	3/2/27	9,004	8,086
[2]	Truist Financial Corp.	4.123%	6/6/28	10,000	9,873
	Unum Group	4.000%	3/15/24	2,990	2,982
[2]	US Bancorp	3.700%	1/30/24	6,947	6,983
	US Bancorp	3.375%	2/5/24	9,608	9,626
	US Bancorp	2.400%	7/30/24	11,930	11,643
[2]	US Bancorp	3.600%	9/11/24	2,734	2,728
	US Bancorp	1.450%	5/12/25	11,871	11,146
[2]	US Bancorp	3.950%	11/17/25	2,700	2,713
[2]	US Bancorp	3.100%	4/27/26	12,587	12,141
[2]	US Bancorp	2.375%	7/22/26	9,823	9,265
[2]	US Bancorp	3.150%	4/27/27	14,010	13,487
[2]	US Bank NA	3.400%	7/24/23	8,205	8,196
[2]	US Bank NA	2.050%	1/21/25	6,900	6,619
[2]	US Bank NA	2.800%	1/27/25	8,799	8,597
	Visa Inc.	3.150%	12/14/25	31,975	31,563
	Visa Inc.	1.900%	4/15/27	12,000	11,076
	Voya Financial Inc.	3.650%	6/15/26	3,500	3,400
	Wachovia Corp.	7.574%	8/1/26	899	987
	Wells Fargo & Co.	4.125%	8/15/23	7,145	7,194
	Wells Fargo & Co.	4.480%	1/16/24	3,483	3,523
[2]	Wells Fargo & Co.	3.750%	1/24/24	15,477	15,507
[2]	Wells Fargo & Co.	1.654%	6/2/24	26,934	26,310
[2]	Wells Fargo & Co.	3.300%	9/9/24	3,466	3,426
[2]	Wells Fargo & Co.	3.000%	2/19/25	23,457	22,943
[2]	Wells Fargo & Co.	3.550%	9/29/25	28,041	27,529
[2]	Wells Fargo & Co.	2.406%	10/30/25	39,150	37,333
[2]	Wells Fargo & Co.	2.164%	2/11/26	48,669	45,821
	Wells Fargo & Co.	3.000%	4/22/26	29,048	27,660
[2]	Wells Fargo & Co.	3.908%	4/25/26	15,223	14,979
[2]	Wells Fargo & Co.	2.188%	4/30/26	37,660	35,305
[2]	Wells Fargo & Co.	4.100%	6/3/26	10,198	10,024
	Wells Fargo & Co.	3.000%	10/23/26	35,391	33,416
[2]	Wells Fargo & Co.	3.196%	6/17/27	1,052	997
[2]	Wells Fargo & Co.	3.526%	3/24/28	32,330	30,678
[2]	Wells Fargo & Co.	3.584%	5/22/28	18,873	17,875
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,539
	Western Union Co.	2.850%	1/10/25	6,289	6,039
	Western Union Co.	1.350%	3/15/26	4,825	4,307
	Westpac Banking Corp.	3.650%	5/15/23	14,488	14,506
	Westpac Banking Corp.	3.300%	2/26/24	9,891	9,863
	Westpac Banking Corp.	1.019%	11/18/24	10,600	9,970
	Westpac Banking Corp.	2.350%	2/19/25	18,759	18,124
	Westpac Banking Corp.	2.850%	5/13/26	22,102	21,204
	Westpac Banking Corp.	3.350%	3/8/27	5,737	5,552
[2]	Westpac Banking Corp.	2.894%	2/4/30	9,836	9,321
[2]	Westpac Banking Corp.	4.322%	11/23/31	2,019	1,945
	Willis North America Inc.	3.600%	5/15/24	2,323	2,289
	Willis North America Inc.	4.650%	6/15/27	7,109	6,999
					7,588,434
Health Care (2.1%)
	Abbott Laboratories	3.400%	11/30/23	6,623	6,650
	Abbott Laboratories	2.950%	3/15/25	1,670	1,649
	Abbott Laboratories	3.875%	9/15/25	9,801	9,907
	Abbott Laboratories	3.750%	11/30/26	11,751	11,840
	AbbVie Inc.	3.750%	11/14/23	13,373	13,424
	AbbVie Inc.	3.850%	6/15/24	20,882	20,877
	AbbVie Inc.	2.600%	11/21/24	33,795	32,742
	AbbVie Inc.	3.800%	3/15/25	25,777	25,600
	AbbVie Inc.	3.600%	5/14/25	34,662	34,213
	AbbVie Inc.	3.200%	5/14/26	2,252	2,168
	AbbVie Inc.	2.950%	11/21/26	46,683	44,248
	Aetna Inc.	3.500%	11/15/24	3,848	3,806
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,538
	AmerisourceBergen Corp.	3.400%	5/15/24	12,020	11,920
	AmerisourceBergen Corp.	3.250%	3/1/25	4,367	4,273
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.250%	8/19/23	6,650	6,575
	Amgen Inc.	3.625%	5/22/24	7,411	7,398
	Amgen Inc.	1.900%	2/21/25	8,003	7,649
	Amgen Inc.	3.125%	5/1/25	2,005	1,969
	Amgen Inc.	2.600%	8/19/26	2,275	2,155
	Amgen Inc.	2.200%	2/21/27	22,927	21,083
	AstraZeneca Finance LLC	0.700%	5/28/24	8,845	8,391
	AstraZeneca Finance LLC	1.200%	5/28/26	22,883	20,679
	AstraZeneca plc	3.500%	8/17/23	7,096	7,120
	AstraZeneca plc	3.375%	11/16/25	18,973	18,788
	AstraZeneca plc	0.700%	4/8/26	11,345	10,111
	AstraZeneca plc	3.125%	6/12/27	6,900	6,648
	Baxalta Inc.	4.000%	6/23/25	12,190	12,097
	Baxter International Inc.	0.868%	12/1/23	10,866	10,429
	Baxter International Inc.	1.322%	11/29/24	12,190	11,446
	Baxter International Inc.	2.600%	8/15/26	5,894	5,521
	Baxter International Inc.	1.915%	2/1/27	10,945	9,802
	Becton Dickinson & Co.	3.363%	6/6/24	16,323	16,154
	Becton Dickinson & Co.	3.734%	12/15/24	3,634	3,616
	Becton Dickinson & Co.	3.700%	6/6/27	12,000	11,616
	Biogen Inc.	4.050%	9/15/25	11,232	11,120
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,071
	Boston Scientific Corp.	3.450%	3/1/24	5,393	5,382
	Boston Scientific Corp.	1.900%	6/1/25	11,301	10,666
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,225	4,229
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,622	39,272
	Bristol-Myers Squibb Co.	0.750%	11/13/25	4,928	4,495
	Bristol-Myers Squibb Co.	3.200%	6/15/26	15,922	15,714
	Cardinal Health Inc.	3.079%	6/15/24	6,912	6,799
	Cardinal Health Inc.	3.750%	9/15/25	3,147	3,111
	Cardinal Health Inc.	3.410%	6/15/27	2,725	2,622
[2]	Cigna Corp.	3.000%	7/15/23	9,442	9,378
	Cigna Corp.	3.750%	7/15/23	1,002	1,003
	Cigna Corp.	0.613%	3/15/24	3,688	3,512
[2]	Cigna Corp.	3.500%	6/15/24	7,606	7,555
[2]	Cigna Corp.	3.250%	4/15/25	13,019	12,772
	Cigna Corp.	4.125%	11/15/25	22,262	22,322
[2]	Cigna Corp.	4.500%	2/25/26	13,170	13,343
	Cigna Corp.	1.250%	3/15/26	6,075	5,482
[2]	Cigna Corp.	3.400%	3/1/27	18,418	17,710
	CommonSpirit Health	2.760%	10/1/24	6,289	6,121
	CommonSpirit Health	1.547%	10/1/25	5,806	5,323
	CVS Health Corp.	3.375%	8/12/24	7,704	7,669
	CVS Health Corp.	2.625%	8/15/24	11,756	11,503
	CVS Health Corp.	4.100%	3/25/25	200	201
	CVS Health Corp.	3.875%	7/20/25	30,606	30,485
	CVS Health Corp.	2.875%	6/1/26	22,213	21,176
	CVS Health Corp.	3.000%	8/15/26	2,420	2,319
	CVS Health Corp.	3.625%	4/1/27	3,000	2,922
	Danaher Corp.	3.350%	9/15/25	1,746	1,720
	DH Europe Finance II Sarl	2.200%	11/15/24	6,464	6,204
	Elevance Health Inc.	3.500%	8/15/24	20,500	20,418
	Elevance Health Inc.	3.350%	12/1/24	11,517	11,373
	Elevance Health Inc.	2.375%	1/15/25	11,019	10,623
	Elevance Health Inc.	1.500%	3/15/26	3,865	3,535
	Gilead Sciences Inc.	2.500%	9/1/23	8,685	8,600
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	5,989
	Gilead Sciences Inc.	3.700%	4/1/24	7,702	7,712
	Gilead Sciences Inc.	3.500%	2/1/25	10,100	9,988
	Gilead Sciences Inc.	3.650%	3/1/26	25,039	24,665
	Gilead Sciences Inc.	2.950%	3/1/27	13,575	12,852
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	9,389	9,415
	GlaxoSmithKline Capital plc	0.534%	10/1/23	10,974	10,606
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,521	6,470
	HCA Inc.	5.000%	3/15/24	17,131	17,190
	HCA Inc.	5.375%	2/1/25	20,200	20,161
	HCA Inc.	5.250%	4/15/25	16,748	16,791
	HCA Inc.	5.875%	2/15/26	11,200	11,274
	HCA Inc.	5.250%	6/15/26	8,708	8,647

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.375%	9/1/26	8,950	8,875
	HCA Inc.	4.500%	2/15/27	1,255	1,208
[4]	HCA Inc.	3.125%	3/15/27	13,190	12,056
	Humana Inc.	0.650%	8/3/23	4,816	4,667
	Humana Inc.	3.850%	10/1/24	6,121	6,130
	Humana Inc.	4.500%	4/1/25	5,060	5,118
	Humana Inc.	3.950%	3/15/27	2,265	2,225
	Johnson & Johnson	3.375%	12/5/23	5,604	5,632
	Johnson & Johnson	2.625%	1/15/25	3,883	3,837
	Johnson & Johnson	0.550%	9/1/25	9,690	8,945
	Johnson & Johnson	2.450%	3/1/26	11,288	10,970
	Johnson & Johnson	2.950%	3/3/27	13,168	12,867
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,228	3,136
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,137	2,144
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,999	6,895
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,067	6,762
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,134	4,075
	Laboratory Corp. of America Holdings	1.550%	6/1/26	5,140	4,598
	McKesson Corp.	3.796%	3/15/24	5,374	5,387
	McKesson Corp.	0.900%	12/3/25	5,586	5,029
	Merck & Co. Inc.	2.900%	3/7/24	7,469	7,430
	Merck & Co. Inc.	2.750%	2/10/25	8,779	8,665
	Merck & Co. Inc.	0.750%	2/24/26	8,595	7,797
	Merck & Co. Inc.	1.700%	6/10/27	3,000	2,727
	Mylan Inc.	4.200%	11/29/23	5,900	5,884
	Novartis Capital Corp.	3.400%	5/6/24	16,891	16,972
	Novartis Capital Corp.	1.750%	2/14/25	8,671	8,370
	Novartis Capital Corp.	3.000%	11/20/25	4,962	4,897
	Novartis Capital Corp.	2.000%	2/14/27	16,816	15,653
	Novartis Capital Corp.	3.100%	5/17/27	4,474	4,365
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	1,810	1,665
	PerkinElmer Inc.	0.550%	9/15/23	4,905	4,722
	PerkinElmer Inc.	0.850%	9/15/24	5,150	4,778
	Pfizer Inc.	3.200%	9/15/23	4,988	5,002
	Pfizer Inc.	2.950%	3/15/24	5,016	4,995
	Pfizer Inc.	3.400%	5/15/24	7,848	7,891
	Pfizer Inc.	0.800%	5/28/25	4,025	3,753
	Pfizer Inc.	2.750%	6/3/26	11,840	11,535
	Pfizer Inc.	3.000%	12/15/26	8,696	8,503
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,617	2,498
	Quest Diagnostics Inc.	4.250%	4/1/24	200	201
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	5,061
	Quest Diagnostics Inc.	3.450%	6/1/26	7,504	7,311
	Royalty Pharma plc	0.750%	9/2/23	11,164	10,748
	Royalty Pharma plc	1.200%	9/2/25	7,468	6,691
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	8,321	8,229
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	24,277	23,311
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,344	2,334
	Stryker Corp.	0.600%	12/1/23	2,433	2,333
	Stryker Corp.	3.375%	5/15/24	4,790	4,764
	Stryker Corp.	1.150%	6/15/25	3,299	3,047
	Stryker Corp.	3.375%	11/1/25	5,670	5,552
	Stryker Corp.	3.500%	3/15/26	1,535	1,506
[2]	Sutter Health	1.321%	8/15/25	2,580	2,377
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	19,179	19,318
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	9,970	9,673
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,220	15,385
	UnitedHealth Group Inc.	3.500%	2/15/24	3,881	3,897
	UnitedHealth Group Inc.	2.375%	8/15/24	5,364	5,260
	UnitedHealth Group Inc.	3.750%	7/15/25	15,996	16,013
	UnitedHealth Group Inc.	3.700%	12/15/25	7,365	7,354
	UnitedHealth Group Inc.	1.250%	1/15/26	1,123	1,036
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.100%	3/15/26	1,930	1,890
	UnitedHealth Group Inc.	1.150%	5/15/26	12,696	11,552
	UnitedHealth Group Inc.	3.450%	1/15/27	3,620	3,570
	UnitedHealth Group Inc.	3.375%	4/15/27	10,054	9,868
	UnitedHealth Group Inc.	3.700%	5/15/27	550	548
[4]	Universal Health Services Inc.	1.650%	9/1/26	3,525	3,054
[2]	UPMC	3.600%	4/3/25	4,985	4,953
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,100	20,837
	Viatris Inc.	1.650%	6/22/25	6,900	6,258
	Wyeth LLC	7.250%	3/1/23	1,000	1,028
	Wyeth LLC	6.450%	2/1/24	5,937	6,209
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,325	5,023
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,432	10,977
	Zoetis Inc.	4.500%	11/13/25	138	140
					1,443,578
Industrials (1.7%)
[2]	3M Co.	3.250%	2/14/24	12,640	12,646
	3M Co.	2.000%	2/14/25	6,730	6,480
	3M Co.	2.650%	4/15/25	3,125	3,050
[2]	3M Co.	3.000%	8/7/25	8,375	8,240
[2]	3M Co.	2.250%	9/19/26	2,674	2,527
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,267
	Amphenol Corp.	3.200%	4/1/24	3,030	3,003
	Amphenol Corp.	2.050%	3/1/25	3,050	2,900
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,625
	Boeing Co.	4.508%	5/1/23	27,899	28,019
	Boeing Co.	1.875%	6/15/23	8,040	7,871
	Boeing Co.	1.950%	2/1/24	9,675	9,345
	Boeing Co.	1.433%	2/4/24	22,200	21,238
	Boeing Co.	2.800%	3/1/24	2,170	2,127
	Boeing Co.	2.850%	10/30/24	8,550	8,298
	Boeing Co.	4.875%	5/1/25	30,407	30,293
	Boeing Co.	2.600%	10/30/25	4,884	4,558
	Boeing Co.	2.750%	2/1/26	5,000	4,642
	Boeing Co.	2.196%	2/4/26	49,662	44,819
	Boeing Co.	3.100%	5/1/26	5,174	4,843
	Boeing Co.	2.250%	6/15/26	10,736	9,684
	Boeing Co.	2.700%	2/1/27	10,359	9,220
	Boeing Co.	5.040%	5/1/27	27,501	27,167
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,493	8,542
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,764	5,801
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,738	1,741
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,129	9,028
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,019	5,042
	Canadian National Railway Co.	2.750%	3/1/26	4,507	4,329
	Canadian Pacific Railway Co.	1.350%	12/2/24	13,000	12,258
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,496	5,330
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,380	8,493
	Carrier Global Corp.	2.242%	2/15/25	33,958	32,262
	Carrier Global Corp.	2.493%	2/15/27	17,150	15,651
	Caterpillar Financial Services Corp.	0.650%	7/7/23	8,358	8,149
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	4,705	4,566
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	3,836	3,867
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,784	7,840
[2]	Caterpillar Financial Services Corp.	0.950%	1/10/24	8,918	8,626
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,608	4,567
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,085	4,082
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	6,315	5,943
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	14,391	13,969
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	9,473	9,461
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	3,885	3,667
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,080	4,617
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,381	7,617
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,250	2,929
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,126	8,366
	Caterpillar Inc.	3.400%	5/15/24	16,337	16,391
	CNH Industrial Capital LLC	1.950%	7/2/23	6,458	6,312
	CNH Industrial Capital LLC	4.200%	1/15/24	4,777	4,778
	CNH Industrial Capital LLC	1.875%	1/15/26	3,940	3,576

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial NV	4.500%	8/15/23	6,330	6,388
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,048	3,856
	Crane Holdings Co.	4.450%	12/15/23	2,500	2,518
	CSX Corp.	3.400%	8/1/24	4,344	4,315
	CSX Corp.	3.350%	11/1/25	8,285	8,141
	CSX Corp.	2.600%	11/1/26	5,040	4,745
	CSX Corp.	3.250%	6/1/27	237	227
	Cummins Inc.	3.650%	10/1/23	6,221	6,248
	Cummins Inc.	0.750%	9/1/25	2,396	2,188
	Deere & Co.	2.750%	4/15/25	3,694	3,615
[4]	Delta Air Lines Inc.	7.000%	5/1/25	5,843	5,914
[4]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,497
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,800
	Dover Corp.	3.150%	11/15/25	3,871	3,803
	Emerson Electric Co.	3.150%	6/1/25	854	845
	Emerson Electric Co.	0.875%	10/15/26	3,752	3,317
	FedEx Corp.	3.250%	4/1/26	1,625	1,594
	Fortive Corp.	3.150%	6/15/26	4,723	4,466
	General Dynamics Corp.	1.875%	8/15/23	5,907	5,829
	General Dynamics Corp.	2.375%	11/15/24	6,635	6,460
	General Dynamics Corp.	3.250%	4/1/25	4,000	3,967
	General Dynamics Corp.	3.500%	5/15/25	2,857	2,849
	General Dynamics Corp.	3.500%	4/1/27	3,740	3,677
	General Electric Co.	2.700%	10/9/22	1,075	1,076
	Honeywell International Inc.	2.300%	8/15/24	12,285	12,066
	Honeywell International Inc.	1.350%	6/1/25	1,744	1,644
	Honeywell International Inc.	2.500%	11/1/26	13,024	12,444
	Honeywell International Inc.	1.100%	3/1/27	6,646	5,912
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,692	2,594
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,900	3,808
	Illinois Tool Works Inc.	3.500%	3/1/24	5,652	5,670
	Illinois Tool Works Inc.	2.650%	11/15/26	6,866	6,566
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,523	5,456
[2]	John Deere Capital Corp.	0.700%	7/5/23	6,563	6,407
[2]	John Deere Capital Corp.	0.400%	10/10/23	3,350	3,242
	John Deere Capital Corp.	3.650%	10/12/23	7,052	7,104
[2]	John Deere Capital Corp.	0.900%	1/10/24	7,109	6,875
[2]	John Deere Capital Corp.	3.450%	1/10/24	2,025	2,030
[2]	John Deere Capital Corp.	0.450%	1/17/24	2,923	2,804
[2]	John Deere Capital Corp.	2.600%	3/7/24	6,173	6,107
[2]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,120
[2]	John Deere Capital Corp.	3.350%	6/12/24	547	548
[2]	John Deere Capital Corp.	2.650%	6/24/24	10,002	9,894
[2]	John Deere Capital Corp.	0.625%	9/10/24	5,650	5,336
[2]	John Deere Capital Corp.	2.050%	1/9/25	8,359	8,095
[2]	John Deere Capital Corp.	1.250%	1/10/25	6,275	5,957
	John Deere Capital Corp.	3.400%	6/6/25	6,000	5,981
[2]	John Deere Capital Corp.	0.700%	1/15/26	8,245	7,452
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,455	4,033
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,004	4,707
[2]	John Deere Capital Corp.	1.300%	10/13/26	5,505	4,987
[2]	John Deere Capital Corp.	1.700%	1/11/27	5,300	4,841
[2]	John Deere Capital Corp.	1.750%	3/9/27	1,242	1,134
[2]	Johnson Controls International plc	3.900%	2/14/26	2,952	2,935
	Keysight Technologies Inc.	4.550%	10/30/24	5,234	5,304
	Keysight Technologies Inc.	4.600%	4/6/27	5,625	5,645
	L3Harris Technologies Inc.	3.950%	5/28/24	1,380	1,384
	L3Harris Technologies Inc.	3.832%	4/27/25	4,350	4,296
	Lennox International Inc.	3.000%	11/15/23	1,775	1,757
	Lennox International Inc.	1.350%	8/1/25	3,773	3,459
	Lockheed Martin Corp.	3.550%	1/15/26	9,375	9,391
	Norfolk Southern Corp.	3.850%	1/15/24	3,508	3,515
	Norfolk Southern Corp.	3.650%	8/1/25	432	429
	Norfolk Southern Corp.	2.900%	6/15/26	7,910	7,571
	Northrop Grumman Corp.	3.250%	8/1/23	12,337	12,335
	Northrop Grumman Corp.	2.930%	1/15/25	7,166	7,016
	Northrop Grumman Corp.	3.200%	2/1/27	5,677	5,453
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Otis Worldwide Corp.	2.056%	4/5/25	19,076	18,063
	Otis Worldwide Corp.	2.293%	4/5/27	4,634	4,204
	PACCAR Financial Corp.	3.400%	8/9/23	2,978	2,981
[2]	PACCAR Financial Corp.	0.350%	8/11/23	2,835	2,747
[2]	PACCAR Financial Corp.	0.350%	2/2/24	3,873	3,695
[2]	PACCAR Financial Corp.	3.150%	6/13/24	2,000	1,991
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,242	2,183
[2]	PACCAR Financial Corp.	0.900%	11/8/24	3,057	2,875
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,472
	Parker-Hannifin Corp.	2.700%	6/14/24	11,609	11,347
	Parker-Hannifin Corp.	3.650%	6/15/24	9,900	9,835
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,570	9,436
	Parker-Hannifin Corp.	3.250%	3/1/27	2,745	2,620
	Parker-Hannifin Corp.	4.250%	9/15/27	4,490	4,467
	Precision Castparts Corp.	3.250%	6/15/25	4,958	4,940
	Raytheon Technologies Corp.	3.700%	12/15/23	2,457	2,465
	Raytheon Technologies Corp.	3.200%	3/15/24	11,498	11,467
	Raytheon Technologies Corp.	3.950%	8/16/25	17,208	17,280
	Raytheon Technologies Corp.	3.500%	3/15/27	7,196	7,032
	Raytheon Technologies Corp.	3.125%	5/4/27	10,502	10,049
	Republic Services Inc.	2.500%	8/15/24	5,660	5,483
	Republic Services Inc.	3.200%	3/15/25	7,634	7,502
	Republic Services Inc.	0.875%	11/15/25	3,638	3,281
	Republic Services Inc.	2.900%	7/1/26	4,858	4,638
	Rockwell Automation Inc.	0.350%	8/15/23	4,000	3,880
	Rockwell Automation Inc.	2.875%	3/1/25	616	603
[2]	Ryder System Inc.	3.750%	6/9/23	6,175	6,156
[2]	Ryder System Inc.	3.875%	12/1/23	1,532	1,529
[2]	Ryder System Inc.	3.650%	3/18/24	2,782	2,759
[2]	Ryder System Inc.	2.500%	9/1/24	6,083	5,849
[2]	Ryder System Inc.	4.625%	6/1/25	8,404	8,456
[2]	Ryder System Inc.	3.350%	9/1/25	832	804
[2]	Ryder System Inc.	1.750%	9/1/26	3,441	3,115
[2]	Ryder System Inc.	2.850%	3/1/27	1,660	1,540
	Southwest Airlines Co.	5.250%	5/4/25	14,868	15,166
	Southwest Airlines Co.	5.125%	6/15/27	12,280	12,389
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,292
	Teledyne Technologies Inc.	0.950%	4/1/24	13,505	12,774
	Teledyne Technologies Inc.	1.600%	4/1/26	7,033	6,303
	Textron Inc.	4.300%	3/1/24	810	814
	Textron Inc.	3.875%	3/1/25	4,084	4,057
	Textron Inc.	4.000%	3/15/26	2,350	2,321
	Textron Inc.	3.650%	3/15/27	3,772	3,646
	Timken Co.	3.875%	9/1/24	775	767
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,935	4,868
	Trimble Inc.	4.750%	12/1/24	3,532	3,546
	Tyco Electronics Group SA	3.450%	8/1/24	2,500	2,491
	Tyco Electronics Group SA	3.700%	2/15/26	2,870	2,861
	Union Pacific Corp.	3.500%	6/8/23	6,460	6,459
	Union Pacific Corp.	3.646%	2/15/24	3,807	3,812
	Union Pacific Corp.	3.150%	3/1/24	9,184	9,119
	Union Pacific Corp.	3.750%	3/15/24	1,738	1,742
	Union Pacific Corp.	3.250%	1/15/25	6,789	6,750
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,518
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,103
	Union Pacific Corp.	2.750%	3/1/26	3,147	3,020
[2]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,690	3,575
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	505	480
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,761	2,579
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,468	4,196
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,142	5,812
	United Parcel Service Inc.	2.200%	9/1/24	5,748	5,610
	United Parcel Service Inc.	2.800%	11/15/24	1,999	1,975
	United Parcel Service Inc.	3.900%	4/1/25	1,811	1,826

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	2.400%	11/15/26	4,560	4,333
	Vontier Corp.	1.800%	4/1/26	4,572	4,002
	Waste Management Inc.	0.750%	11/15/25	4,068	3,700
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	6,300	6,287
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	4,634
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	6,635	6,095
	WW Grainger Inc.	1.850%	2/15/25	4,375	4,164
	Xylem Inc.	3.250%	11/1/26	2,046	1,975
					1,181,106
Materials (0.5%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,499
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,259	3,069
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,927	4,487
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,058	4,011
	ArcelorMittal SA	4.550%	3/11/26	2,266	2,234
	Berry Global Inc.	0.950%	2/15/24	5,189	4,915
	Berry Global Inc.	1.570%	1/15/26	13,411	11,973
	Berry Global Inc.	1.650%	1/15/27	3,997	3,476
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,443	7,495
	Carlisle Cos. Inc.	3.500%	12/1/24	3,022	2,982
	Celanese US Holdings LLC	3.500%	5/8/24	4,007	3,953
	Celanese US Holdings LLC	1.400%	8/5/26	3,470	2,983
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,755	3,736
	Dow Chemical Co.	4.550%	11/30/25	269	274
	DuPont de Nemours Inc.	4.205%	11/15/23	20,693	20,817
	DuPont de Nemours Inc.	4.493%	11/15/25	7,775	7,829
	Eastman Chemical Co.	3.800%	3/15/25	6,237	6,164
	Ecolab Inc.	0.900%	12/15/23	3,300	3,201
	Ecolab Inc.	2.700%	11/1/26	7,572	7,268
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,974	3,729
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,941	2,911
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,354	6,293
	FMC Corp.	4.100%	2/1/24	650	651
	FMC Corp.	3.200%	10/1/26	5,260	5,006
	Freeport-McMoRan Inc.	4.550%	11/14/24	2,960	2,946
	Freeport-McMoRan Inc.	5.000%	9/1/27	1,225	1,216
	Georgia-Pacific LLC	8.000%	1/15/24	7,741	8,202
[4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,816
[4]	Georgia-Pacific LLC	1.750%	9/30/25	2,600	2,410
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,900	1,739
	Kinross Gold Corp.	5.950%	3/15/24	4,124	4,221
	Linde Inc.	2.650%	2/5/25	1,861	1,830
	Linde Inc.	3.200%	1/30/26	5,051	5,025
	LYB International Finance BV	4.000%	7/15/23	789	788
	LYB International Finance III LLC	1.250%	10/1/25	3,082	2,789
	LyondellBasell Industries NV	5.750%	4/15/24	6,085	6,223
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,500	1,449
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,950	1,960
	Mosaic Co.	4.250%	11/15/23	7,750	7,800
	Nucor Corp.	3.950%	5/23/25	1,815	1,809
	Nucor Corp.	2.000%	6/1/25	7,192	6,768
	Nucor Corp.	4.300%	5/23/27	2,200	2,191
	Nutrien Ltd.	3.000%	4/1/25	4,923	4,803
	Nutrien Ltd.	4.000%	12/15/26	4,240	4,236
	Packaging Corp. of America	3.650%	9/15/24	2,043	2,026
	PPG Industries Inc.	2.400%	8/15/24	2,150	2,091
	PPG Industries Inc.	1.200%	3/15/26	5,946	5,328
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,274
	RPM International Inc.	3.750%	3/15/27	5,700	5,469
	Sherwin-Williams Co.	3.125%	6/1/24	9,559	9,483
	Sherwin-Williams Co.	3.450%	8/1/25	4,790	4,703
	Sherwin-Williams Co.	3.950%	1/15/26	4,099	4,071
	Sherwin-Williams Co.	3.450%	6/1/27	6,000	5,726
	Southern Copper Corp.	3.875%	4/23/25	4,700	4,648
	Steel Dynamics Inc.	2.800%	12/15/24	3,337	3,236
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	2.400%	6/15/25	9,943	9,416
	Vale Overseas Ltd.	6.250%	8/10/26	12,080	12,621
	Vulcan Materials Co.	4.500%	4/1/25	3,012	3,054
	Vulcan Materials Co.	3.900%	4/1/27	2,326	2,288
	Westlake Corp.	3.600%	8/15/26	8,613	8,386
	WRKCo Inc.	3.000%	9/15/24	7,261	7,085
	WRKCo Inc.	3.750%	3/15/25	6,919	6,847
	WRKCo Inc.	4.650%	3/15/26	5,346	5,377
					299,306
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,222	13,000
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,282	4,203
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,784	2,777
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,870	3,885
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,478	1,444
	American Tower Corp.	0.600%	1/15/24	1,950	1,850
	American Tower Corp.	5.000%	2/15/24	7,368	7,459
	American Tower Corp.	3.375%	5/15/24	4,650	4,580
	American Tower Corp.	2.950%	1/15/25	5,650	5,455
	American Tower Corp.	2.400%	3/15/25	9,343	8,829
	American Tower Corp.	4.000%	6/1/25	7,635	7,552
	American Tower Corp.	1.300%	9/15/25	168	152
	American Tower Corp.	4.400%	2/15/26	3,900	3,880
	American Tower Corp.	1.600%	4/15/26	2,350	2,106
	American Tower Corp.	1.450%	9/15/26	3,475	3,040
	American Tower Corp.	3.375%	10/15/26	9,933	9,392
	American Tower Corp.	2.750%	1/15/27	4,178	3,818
	American Tower Corp.	3.125%	1/15/27	4,179	3,875
	American Tower Corp.	3.650%	3/15/27	5,000	4,757
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	5,541	5,564
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	3,623	3,578
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	4,111	4,045
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,797
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,149
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,693	3,534
	Boston Properties LP	3.125%	9/1/23	4,195	4,157
	Boston Properties LP	3.800%	2/1/24	7,533	7,502
	Boston Properties LP	3.200%	1/15/25	9,340	9,106
	Boston Properties LP	2.750%	10/1/26	9,064	8,445
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,453	1,441
	Brixmor Operating Partnership LP	3.650%	6/15/24	5,050	4,979
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,717	5,629
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,695	7,369
	CBRE Services Inc.	4.875%	3/1/26	5,030	5,078
	Corporate Office Properties LP	2.250%	3/15/26	1,844	1,671
	Crown Castle International Corp.	3.200%	9/1/24	7,260	7,111
	Crown Castle International Corp.	1.350%	7/15/25	8,570	7,830
	Crown Castle International Corp.	4.450%	2/15/26	9,185	9,098
	Crown Castle International Corp.	3.700%	6/15/26	5,780	5,583
	Crown Castle International Corp.	1.050%	7/15/26	8,850	7,672
	Crown Castle International Corp.	4.000%	3/1/27	6,015	5,837
	Crown Castle International Corp.	2.900%	3/15/27	4,066	3,762
	CubeSmart LP	4.000%	11/15/25	550	543
	CubeSmart LP	3.125%	9/1/26	3,385	3,217
	EPR Properties	4.500%	4/1/25	444	430
	EPR Properties	4.750%	12/15/26	580	543
	EPR Properties	4.500%	6/1/27	1,333	1,206
	Equinix Inc.	2.625%	11/18/24	11,042	10,603
	Equinix Inc.	1.250%	7/15/25	2,900	2,636
	Equinix Inc.	1.000%	9/15/25	6,525	5,851
	Equinix Inc.	1.450%	5/15/26	3,893	3,463
	Equinix Inc.	2.900%	11/18/26	4,853	4,506
	ERP Operating LP	3.375%	6/1/25	3,050	2,983
	ERP Operating LP	2.850%	11/1/26	3,573	3,386
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,740

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	3.875%	5/1/24	6,270	6,250
	Essex Portfolio LP	3.500%	4/1/25	4,012	3,935
	Essex Portfolio LP	3.375%	4/15/26	3,850	3,720
	Federal Realty OP LP	3.950%	1/15/24	5,337	5,322
	GLP Capital LP	5.375%	11/1/23	4,550	4,533
	GLP Capital LP	3.350%	9/1/24	4,150	3,987
	GLP Capital LP	5.250%	6/1/25	6,299	6,188
	GLP Capital LP	5.375%	4/15/26	8,203	8,028
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,468	3,298
	Healthpeak Properties Inc.	3.400%	2/1/25	3,188	3,134
	Healthpeak Properties Inc.	4.000%	6/1/25	3,957	3,936
	Healthpeak Properties Inc.	3.250%	7/15/26	3,101	2,975
	Highwoods Realty LP	3.875%	3/1/27	2,755	2,656
	Host Hotels & Resorts LP	3.875%	4/1/24	1,961	1,945
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,090	1,065
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,665	3,609
	Kilroy Realty LP	3.450%	12/15/24	4,644	4,528
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,368
	Kimco Realty Corp.	3.500%	4/15/23	1,250	1,247
	Kimco Realty Corp.	2.700%	3/1/24	593	581
	Kimco Realty Corp.	3.300%	2/1/25	4,034	3,949
	Kimco Realty Corp.	3.850%	6/1/25	2,025	1,995
	Kimco Realty Corp.	2.800%	10/1/26	5,170	4,842
	Kimco Realty Corp.	3.800%	4/1/27	2,750	2,657
	Kite Realty Group LP	4.000%	10/1/26	2,978	2,851
	Kite Realty Group Trust	4.000%	3/15/25	470	459
	Life Storage LP	3.500%	7/1/26	2,483	2,374
	Mid-America Apartments LP	4.300%	10/15/23	3,996	4,018
	Mid-America Apartments LP	3.750%	6/15/24	5,865	5,843
	Mid-America Apartments LP	4.000%	11/15/25	1,859	1,844
	Mid-America Apartments LP	1.100%	9/15/26	1,385	1,216
	Mid-America Apartments LP	3.600%	6/1/27	3,146	3,026
	National Retail Properties Inc.	3.900%	6/15/24	1,835	1,831
	National Retail Properties Inc.	4.000%	11/15/25	139	138
	National Retail Properties Inc.	3.600%	12/15/26	6,566	6,326
	Office Properties Income Trust	4.250%	5/15/24	4,433	4,306
	Office Properties Income Trust	4.500%	2/1/25	5,450	5,218
	Office Properties Income Trust	2.650%	6/15/26	3,400	2,891
	Omega Healthcare Investors Inc.	4.375%	8/1/23	4,307	4,315
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	4,769
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,086	4,039
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	8,940
	Physicians Realty LP	4.300%	3/15/27	3,662	3,589
	Piedmont Operating Partnership LP	3.400%	6/1/23	2,705	2,690
	Piedmont Operating Partnership LP	4.450%	3/15/24	3,085	3,101
	Prologis LP	3.250%	10/1/26	5,153	5,005
	Prologis LP	2.125%	4/15/27	5,957	5,459
	Public Storage	0.875%	2/15/26	1,478	1,320
	Public Storage	1.500%	11/9/26	1,325	1,196
	Realty Income Corp.	4.600%	2/6/24	8,666	8,739
	Realty Income Corp.	3.875%	7/15/24	3,125	3,125
	Realty Income Corp.	3.875%	4/15/25	1,770	1,763
	Realty Income Corp.	4.625%	11/1/25	4,227	4,285
	Realty Income Corp.	0.750%	3/15/26	5,644	4,968
	Realty Income Corp.	4.875%	6/1/26	3,106	3,167
	Realty Income Corp.	4.125%	10/15/26	6,212	6,176
	Realty Income Corp.	3.000%	1/15/27	12,449	11,788
	Regency Centers LP	3.600%	2/1/27	4,060	3,928
	Sabra Health Care LP	5.125%	8/15/26	3,997	3,885
	Simon Property Group LP	2.000%	9/13/24	10,736	10,277
	Simon Property Group LP	3.375%	10/1/24	19,233	19,023
	Simon Property Group LP	3.500%	9/1/25	12,114	11,839
	Simon Property Group LP	3.300%	1/15/26	3,429	3,315
	Simon Property Group LP	3.250%	11/30/26	2,315	2,209
	SITE Centers Corp.	3.625%	2/1/25	2,977	2,891
	SITE Centers Corp.	4.700%	6/1/27	4,950	4,850
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spirit Realty LP	3.200%	1/15/27	877	806
	Tanger Properties LP	3.125%	9/1/26	3,446	3,239
[2]	UDR Inc.	2.950%	9/1/26	2,647	2,487
	Ventas Realty LP	3.500%	4/15/24	4,285	4,239
	Ventas Realty LP	3.750%	5/1/24	1,530	1,520
	Ventas Realty LP	2.650%	1/15/25	4,634	4,434
	Ventas Realty LP	3.500%	2/1/25	7,413	7,239
	Ventas Realty LP	4.125%	1/15/26	250	247
	Ventas Realty LP	3.250%	10/15/26	6,582	6,215
	Ventas Realty LP	3.850%	4/1/27	545	526
	VICI Properties LP	4.375%	5/15/25	4,165	4,081
	Vornado Realty LP	3.500%	1/15/25	4,674	4,526
	Vornado Realty LP	2.150%	6/1/26	5,912	5,261
	Welltower Inc.	4.500%	1/15/24	4,949	4,975
	Welltower Inc.	3.625%	3/15/24	6,143	6,094
	Welltower Inc.	4.000%	6/1/25	23,083	22,959
	WP Carey Inc.	4.600%	4/1/24	1,279	1,286
	WP Carey Inc.	4.000%	2/1/25	1,744	1,738
	WP Carey Inc.	4.250%	10/1/26	2,570	2,542
					624,252
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	10,479	10,088
	Adobe Inc.	3.250%	2/1/25	7,913	7,880
	Adobe Inc.	2.150%	2/1/27	8,215	7,682
	Altera Corp.	4.100%	11/15/23	1,847	1,866
	Analog Devices Inc.	2.950%	4/1/25	30	29
	Analog Devices Inc.	3.500%	12/5/26	6,934	6,851
	Apple Inc.	3.000%	2/9/24	19,248	19,214
	Apple Inc.	3.450%	5/6/24	23,909	24,025
	Apple Inc.	2.850%	5/11/24	22,344	22,209
	Apple Inc.	1.800%	9/11/24	5,469	5,301
	Apple Inc.	2.750%	1/13/25	12,091	11,958
	Apple Inc.	2.500%	2/9/25	11,961	11,735
	Apple Inc.	1.125%	5/11/25	23,762	22,345
	Apple Inc.	3.200%	5/13/25	10,161	10,160
	Apple Inc.	0.550%	8/20/25	12,830	11,772
	Apple Inc.	0.700%	2/8/26	16,503	15,034
	Apple Inc.	3.250%	2/23/26	39,776	39,481
	Apple Inc.	2.450%	8/4/26	22,910	21,986
	Apple Inc.	2.050%	9/11/26	16,751	15,787
	Apple Inc.	3.350%	2/9/27	21,602	21,462
	Apple Inc.	3.200%	5/11/27	14,062	13,848
	Applied Materials Inc.	3.900%	10/1/25	5,053	5,102
	Applied Materials Inc.	3.300%	4/1/27	8,214	8,032
	Arrow Electronics Inc.	3.250%	9/8/24	5,440	5,321
	Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,508
	Autodesk Inc.	4.375%	6/15/25	2,636	2,658
	Autodesk Inc.	3.500%	6/15/27	4,360	4,175
	Automatic Data Processing Inc.	3.375%	9/15/25	7,352	7,348
	Avnet Inc.	4.625%	4/15/26	4,545	4,563
	Block Financial LLC	5.250%	10/1/25	2,347	2,382
	Broadcom Corp.	3.875%	1/15/27	23,620	22,770
	Broadcom Inc.	2.250%	11/15/23	1,850	1,808
	Broadcom Inc.	3.625%	10/15/24	10,260	10,152
	Broadcom Inc.	3.150%	11/15/25	7,046	6,784
	Broadcom Inc.	3.459%	9/15/26	10,535	10,114
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,319
	Cadence Design Systems Inc.	4.375%	10/15/24	3,026	3,057
	CDW LLC	5.500%	12/1/24	2,738	2,750
	CDW LLC	4.125%	5/1/25	2,700	2,626
	CDW LLC	2.670%	12/1/26	3,065	2,733
	CGI Inc.	1.450%	9/14/26	4,218	3,724
	Cintas Corp. No. 2	3.700%	4/1/27	10,398	10,274
	Cisco Systems Inc.	2.200%	9/20/23	1,189	1,178
	Cisco Systems Inc.	3.625%	3/4/24	2,975	2,998
	Cisco Systems Inc.	2.950%	2/28/26	5,917	5,821
	Cisco Systems Inc.	2.500%	9/20/26	8,426	8,098
	Citrix Systems Inc.	1.250%	3/1/26	3,411	3,296
	Dell International LLC	4.000%	7/15/24	7,374	7,353

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.850%	7/15/25	17,109	17,657
	Dell International LLC	6.020%	6/15/26	38,366	39,793
	Dell International LLC	4.900%	10/1/26	18,773	18,787
	DXC Technology Co.	1.800%	9/15/26	6,861	6,082
	Equifax Inc.	2.600%	12/1/24	5,557	5,362
	Equifax Inc.	2.600%	12/15/25	5,488	5,168
	Fidelity National Information Services Inc.	0.600%	3/1/24	2,217	2,098
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,382	10,985
	Fiserv Inc.	3.800%	10/1/23	16,424	16,453
	Fiserv Inc.	2.750%	7/1/24	22,141	21,613
	Fiserv Inc.	3.850%	6/1/25	4,780	4,735
	Fiserv Inc.	3.200%	7/1/26	17,987	17,087
	Flex Ltd.	4.750%	6/15/25	1,345	1,352
	Flex Ltd.	3.750%	2/1/26	3,285	3,138
	Fortinet Inc.	1.000%	3/15/26	4,390	3,864
	Global Payments Inc.	1.500%	11/15/24	6,000	5,627
	Global Payments Inc.	2.650%	2/15/25	11,252	10,730
	Global Payments Inc.	1.200%	3/1/26	6,994	6,170
	Global Payments Inc.	4.800%	4/1/26	6,392	6,395
	Global Payments Inc.	2.150%	1/15/27	5,304	4,701
	GXO Logistics Inc.	1.650%	7/15/26	4,265	3,718
	Harman International Industries Inc.	4.150%	5/15/25	3,072	3,069
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	9,309	9,387
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,409	5,207
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,691	19,019
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,540	6,897
	HP Inc.	2.200%	6/17/25	17,791	16,789
	HP Inc.	1.450%	6/17/26	11,061	9,786
	HP Inc.	3.000%	6/17/27	8,053	7,444
	Hubbell Inc.	3.350%	3/1/26	1,885	1,834
	Intel Corp.	2.875%	5/11/24	8,929	8,896
	Intel Corp.	3.400%	3/25/25	9,900	9,878
	Intel Corp.	3.700%	7/29/25	19,243	19,338
	Intel Corp.	2.600%	5/19/26	8,589	8,311
	Intel Corp.	3.750%	3/25/27	10,194	10,241
	Intel Corp.	3.150%	5/11/27	3,095	3,026
	International Business Machines Corp.	3.375%	8/1/23	8,951	8,969
	International Business Machines Corp.	3.625%	2/12/24	10,370	10,400
	International Business Machines Corp.	3.000%	5/15/24	25,462	25,265
	International Business Machines Corp.	7.000%	10/30/25	8,960	9,840
	International Business Machines Corp.	3.450%	2/19/26	5,290	5,222
	International Business Machines Corp.	3.300%	5/15/26	25,126	24,546
	International Business Machines Corp.	3.300%	1/27/27	3,158	3,068
	International Business Machines Corp.	1.700%	5/15/27	11,207	10,087
	Intuit Inc.	0.650%	7/15/23	6,124	5,951
	Intuit Inc.	0.950%	7/15/25	2,452	2,260
[2]	J Paul Getty Trust	0.391%	1/1/24	2,625	2,518
	Juniper Networks Inc.	1.200%	12/10/25	3,170	2,839
	KLA Corp.	4.650%	11/1/24	15,802	15,998
[4]	Kyndryl Holdings Inc.	2.050%	10/15/26	4,439	3,754
	Lam Research Corp.	3.800%	3/15/25	2,334	2,336
	Lam Research Corp.	3.750%	3/15/26	7,531	7,517
	Legrand France SA	8.500%	2/15/25	3,443	3,803
	Leidos Inc.	3.625%	5/15/25	4,502	4,410
	Marvell Technology Inc.	1.650%	4/15/26	2,654	2,379
	Maxim Integrated Products Inc.	3.450%	6/15/27	3,913	3,730
	Microchip Technology Inc.	4.250%	9/1/25	8,301	8,098
	Micron Technology Inc.	4.975%	2/6/26	70	71
	Micron Technology Inc.	4.185%	2/15/27	11,252	11,004
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.000%	8/8/23	10,039	9,939
	Microsoft Corp.	3.625%	12/15/23	5,697	5,753
	Microsoft Corp.	2.875%	2/6/24	16,332	16,309
	Microsoft Corp.	2.700%	2/12/25	12,065	11,976
	Microsoft Corp.	3.125%	11/3/25	29,146	29,124
	Microsoft Corp.	2.400%	8/8/26	36,530	35,220
	Microsoft Corp.	3.300%	2/6/27	34,442	34,358
	Moody's Corp.	4.875%	2/15/24	1,964	2,002
	Moody's Corp.	3.750%	3/24/25	6,245	6,234
	Motorola Solutions Inc.	4.000%	9/1/24	582	580
	NetApp Inc.	3.300%	9/29/24	4,300	4,220
	NetApp Inc.	1.875%	6/22/25	5,736	5,350
	NVIDIA Corp.	0.584%	6/14/24	11,518	10,930
	NVIDIA Corp.	3.200%	9/16/26	9,542	9,461
	NXP BV	4.875%	3/1/24	4,912	4,963
	NXP BV	2.700%	5/1/25	4,267	4,062
	NXP BV	5.350%	3/1/26	3,178	3,247
	NXP BV	3.875%	6/18/26	7,704	7,432
	NXP BV	3.150%	5/1/27	5,139	4,781
	NXP BV	4.400%	6/1/27	2,555	2,526
	Oracle Corp.	3.625%	7/15/23	5,447	5,439
	Oracle Corp.	2.400%	9/15/23	17,503	17,235
	Oracle Corp.	3.400%	7/8/24	16,519	16,296
	Oracle Corp.	2.950%	11/15/24	11,509	11,162
	Oracle Corp.	2.500%	4/1/25	25,149	23,891
	Oracle Corp.	2.950%	5/15/25	22,662	21,728
	Oracle Corp.	1.650%	3/25/26	25,404	22,754
	Oracle Corp.	2.650%	7/15/26	28,457	26,238
	Oracle Corp.	2.800%	4/1/27	19,042	17,396
	PayPal Holdings Inc.	2.400%	10/1/24	7,658	7,474
	PayPal Holdings Inc.	1.650%	6/1/25	6,495	6,126
	PayPal Holdings Inc.	2.650%	10/1/26	12,210	11,581
[4]	Qorvo Inc.	1.750%	12/15/24	3,990	3,733
	QUALCOMM Inc.	2.900%	5/20/24	5,409	5,384
	QUALCOMM Inc.	3.450%	5/20/25	7,761	7,756
	QUALCOMM Inc.	3.250%	5/20/27	16,540	16,181
	Roper Technologies Inc.	3.650%	9/15/23	5,304	5,311
	Roper Technologies Inc.	2.350%	9/15/24	5,255	5,094
	Roper Technologies Inc.	1.000%	9/15/25	10,209	9,227
	Roper Technologies Inc.	3.850%	12/15/25	1,900	1,886
	Roper Technologies Inc.	3.800%	12/15/26	1,823	1,783
	S&P Global Inc.	2.950%	1/22/27	5,309	5,104
[4]	S&P Global Inc.	2.450%	3/1/27	6,003	5,622
	Skyworks Solutions Inc.	1.800%	6/1/26	7,105	6,303
[4]	TD SYNNEX Corp.	1.250%	8/9/24	6,286	5,861
[4]	TD SYNNEX Corp.	1.750%	8/9/26	5,216	4,602
	Texas Instruments Inc.	2.625%	5/15/24	4,150	4,111
	Texas Instruments Inc.	1.375%	3/12/25	15,153	14,348
	Texas Instruments Inc.	1.125%	9/15/26	4,445	4,044
	TSMC Arizona Corp.	1.750%	10/25/26	11,050	10,146
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	8,113
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	9,016
	VMware Inc.	0.600%	8/15/23	10,351	10,001
	VMware Inc.	1.000%	8/15/24	4,819	4,513
	VMware Inc.	4.500%	5/15/25	8,570	8,607
	VMware Inc.	1.400%	8/15/26	15,205	13,459
	VMware Inc.	4.650%	5/15/27	5,025	5,004
	Western Digital Corp.	4.750%	2/15/26	19,050	18,220
	Workday Inc.	3.500%	4/1/27	7,171	6,870
	Xilinx Inc.	2.950%	6/1/24	5,283	5,245
					1,578,690
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	5,090	4,919
	AES Corp.	1.375%	1/15/26	9,710	8,567
[2]	Alabama Power Co.	3.550%	12/1/23	2,550	2,558
	Ameren Corp.	2.500%	9/15/24	2,804	2,720
	Ameren Corp.	3.650%	2/15/26	3,355	3,295
	Ameren Corp.	1.950%	3/15/27	1,580	1,418
	Ameren Illinois Co.	3.250%	3/1/25	3,450	3,403

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,919
	American Electric Power Co. Inc.	2.031%	3/15/24	5,200	5,027
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	1,600	1,440
	American Electric Power Co. Inc.	3.875%	2/15/62	4,000	3,113
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,528
	American Water Capital Corp.	3.400%	3/1/25	7,100	7,014
	Appalachian Power Co.	3.400%	6/1/25	1,690	1,668
[2]	Appalachian Power Co.	3.300%	6/1/27	769	737
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,357
	Atmos Energy Corp.	3.000%	6/15/27	4,000	3,839
	Avangrid Inc.	3.150%	12/1/24	7,223	7,060
	Avangrid Inc.	3.200%	4/15/25	3,727	3,620
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,342	3,330
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	2,853
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,978	11,044
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	12,365	12,465
	Black Hills Corp.	1.037%	8/23/24	7,000	6,557
	Black Hills Corp.	3.950%	1/15/26	4,310	4,268
	Black Hills Corp.	3.150%	1/15/27	4,000	3,806
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,125	1,058
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,605	3,454
	CenterPoint Energy Inc.	2.500%	9/1/24	3,532	3,415
	CenterPoint Energy Inc.	1.450%	6/1/26	1,405	1,267
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,190	4,053
	CMS Energy Corp.	3.000%	5/15/26	3,565	3,423
	Commonwealth Edison Co.	2.550%	6/15/26	4,234	4,060
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	7,033	6,351
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	6,242	6,066
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,809
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,753
	Consumers Energy Co.	3.375%	8/15/23	1,925	1,927
	Delmarva Power & Light Co.	3.500%	11/15/23	3,520	3,531
	Dominion Energy Inc.	3.071%	8/15/24	6,525	6,372
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,831	5,713
	Dominion Energy Inc.	3.900%	10/1/25	7,398	7,373
[2]	Dominion Energy Inc.	1.450%	4/15/26	5,224	4,726
[2]	Dominion Energy Inc.	2.850%	8/15/26	7,164	6,801
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,800	1,751
	DTE Electric Co.	3.650%	3/15/24	3,134	3,153
	DTE Electric Co.	3.375%	3/1/25	5,350	5,303
[2]	DTE Energy Co.	2.529%	10/1/24	7,996	7,728
[2]	DTE Energy Co.	1.050%	6/1/25	9,600	8,827
	DTE Energy Co.	2.850%	10/1/26	7,360	6,962
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,583	5,395
	Duke Energy Corp.	3.950%	10/15/23	4,537	4,558
	Duke Energy Corp.	3.750%	4/15/24	13,275	13,270
	Duke Energy Corp.	0.900%	9/15/25	1,345	1,219
	Duke Energy Corp.	2.650%	9/1/26	5,505	5,167
	Duke Energy Corp.	3.250%	1/15/82	2,100	1,625
	Duke Energy Florida LLC	3.200%	1/15/27	5,675	5,524
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,699	3,703
	Duke Energy Progress LLC	3.375%	9/1/23	2,343	2,347
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,734
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	8,718	8,425
	Edison International	3.125%	11/15/22	410	409
	Edison International	3.550%	11/15/24	9,187	8,970
	Edison International	4.950%	4/15/25	2,242	2,250
	Emera US Finance LP	3.550%	6/15/26	4,967	4,758
	Enel Americas SA	4.000%	10/25/26	4,206	4,086
	Entergy Arkansas LLC	3.700%	6/1/24	5,625	5,641
	Entergy Arkansas LLC	3.500%	4/1/26	4,872	4,804
	Entergy Corp.	0.900%	9/15/25	6,050	5,450
	Entergy Corp.	2.950%	9/1/26	9,714	9,214
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,917	3,015
	Entergy Louisiana LLC	4.050%	9/1/23	3,035	3,050
	Entergy Louisiana LLC	0.620%	11/17/23	4,826	4,639
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,539
	Entergy Louisiana LLC	5.400%	11/1/24	2,133	2,207
	Entergy Louisiana LLC	2.400%	10/1/26	4,927	4,563
	Evergy Inc.	2.450%	9/15/24	7,794	7,504
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,238	2,125
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	4,524
[2]	Eversource Energy	3.800%	12/1/23	12,982	12,969
[2]	Eversource Energy	2.900%	10/1/24	4,680	4,574
[2]	Eversource Energy	3.150%	1/15/25	2,167	2,118
[2]	Eversource Energy	1.400%	8/15/26	3,000	2,673
[2]	Exelon Corp.	3.950%	6/15/25	10,916	10,886
	Exelon Corp.	3.400%	4/15/26	7,652	7,426
[4]	Exelon Corp.	2.750%	3/15/27	6,055	5,673
	Florida Power & Light Co.	3.250%	6/1/24	3,220	3,222
	Florida Power & Light Co.	2.850%	4/1/25	3,405	3,349
	Florida Power & Light Co.	3.125%	12/1/25	5,700	5,638
	Fortis Inc.	3.055%	10/4/26	6,148	5,774
[2]	Georgia Power Co.	2.100%	7/30/23	12,331	12,151
[2]	Georgia Power Co.	2.200%	9/15/24	8,730	8,424
	Georgia Power Co.	3.250%	3/30/27	4,373	4,164
	Interstate Power & Light Co.	3.250%	12/1/24	4,144	4,094
	ITC Holdings Corp.	3.250%	6/30/26	2,997	2,883
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	502
	MidAmerican Energy Co.	3.500%	10/15/24	9,167	9,169
	National Fuel Gas Co.	5.200%	7/15/25	2,471	2,500
	National Fuel Gas Co.	5.500%	1/15/26	4,484	4,499
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,090	4,099
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,859	5,808
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	6,868	6,533
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,610	5,487
[2]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,216	2,199
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,501	8,306
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,419	3,070
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	6,345	6,116
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,782
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	9,000	8,877
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	3,200	3,216
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,200	3,227
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	8,412	7,583
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,975	3,956
	NiSource Inc.	0.950%	8/15/25	13,041	11,702
	NiSource Inc.	3.490%	5/15/27	8,150	7,803
	NSTAR Electric Co.	3.200%	5/15/27	2,899	2,797
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,383	7,281
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,513	1,478
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,618
	ONE Gas Inc.	3.610%	2/1/24	1,750	1,746
	ONE Gas Inc.	1.100%	3/11/24	3,065	2,914
	Pacific Gas & Electric Co.	1.700%	11/15/23	4,625	4,449
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,531	2,503
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,372	7,212
	Pacific Gas & Electric Co.	3.500%	6/15/25	12,085	11,472
	Pacific Gas & Electric Co.	3.450%	7/1/25	13,652	12,822
	Pacific Gas & Electric Co.	3.150%	1/1/26	19,915	18,142
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,060	2,771
	PacifiCorp	3.600%	4/1/24	3,535	3,543
	PECO Energy Co.	3.150%	10/15/25	3,236	3,185

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,439
	PPL Capital Funding Inc.	3.100%	5/15/26	7,401	7,044
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,867	2,805
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	845	765
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	1,982	1,909
	Public Service Enterprise Group Inc.	2.875%	6/15/24	8,408	8,238
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,232	6,534
	Puget Energy Inc.	3.650%	5/15/25	4,850	4,756
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	2,048	2,053
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,527	3,351
	Sempra Energy	3.300%	4/1/25	6,640	6,488
	Sempra Energy	3.250%	6/15/27	7,263	6,888
	Sempra Energy	4.125%	4/1/52	4,955	3,979
	Sierra Pacific Power Co.	2.600%	5/1/26	6,869	6,536
[2]	Southern California Edison Co.	0.700%	8/1/23	1,275	1,236
[2]	Southern California Edison Co.	3.500%	10/1/23	3,434	3,430
	Southern California Edison Co.	1.100%	4/1/24	5,825	5,541
[2]	Southern California Edison Co.	0.975%	8/1/24	4,050	3,822
[2]	Southern California Edison Co.	3.700%	8/1/25	7,972	7,848
[2]	Southern California Edison Co.	1.200%	2/1/26	2,850	2,561
	Southern California Gas Co.	3.150%	9/15/24	1,316	1,308
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,325
[2]	Southern California Gas Co.	2.600%	6/15/26	5,420	5,137
	Southern California Gas Co.	2.950%	4/15/27	5,540	5,257
	Southern Co.	2.950%	7/1/23	2,528	2,499
	Southern Co.	4.475%	8/1/24	4,760	4,778
	Southern Co.	3.250%	7/1/26	23,527	22,534
[2]	Southern Co.	4.000%	1/15/51	10,282	9,187
[2]	Southern Co.	3.750%	9/15/51	7,625	6,466
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	11,431	11,271
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,489	1,428
	Southern Power Co.	4.150%	12/1/25	1,630	1,631
	Southern Power Co.	0.900%	1/15/26	500	446
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	5,539	5,050
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	2,988	2,799
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,059
	Union Electric Co.	3.500%	4/15/24	3,050	3,051
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,718	5,620
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,917	10,601
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	8,252	7,861
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	9,045	8,836
	WEC Energy Group Inc.	0.550%	9/15/23	5,986	5,785
	WEC Energy Group Inc.	0.800%	3/15/24	4,562	4,331
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,024
	Wisconsin Electric Power Co.	2.050%	12/15/24	755	727
	Xcel Energy Inc.	0.500%	10/15/23	5,459	5,246
	Xcel Energy Inc.	3.300%	6/1/25	5,780	5,677
	Xcel Energy Inc.	3.350%	12/1/26	2,784	2,686
	Xcel Energy Inc.	1.750%	3/15/27	6,255	5,590
					898,934
Total Corporate Bonds (Cost $18,635,178)					17,542,678
Sovereign Bonds (5.8%)
	African Development Bank	3.000%	9/20/23	20,761	20,755
[2]	African Development Bank	0.875%	3/23/26	22,665	20,847
[2]	African Development Bank	0.875%	7/22/26	16,278	14,855
[2]	Asian Development Bank	0.250%	7/14/23	48,423	47,146
[2]	Asian Development Bank	0.250%	10/6/23	35,605	34,428
	Asian Development Bank	2.625%	1/30/24	31,310	31,113
[2]	Asian Development Bank	0.375%	6/11/24	32,303	30,678
[2]	Asian Development Bank	0.625%	10/8/24	21,970	20,825
	Asian Development Bank	1.500%	10/18/24	28,046	27,083
[2]	Asian Development Bank	2.000%	1/22/25	5,873	5,718
	Asian Development Bank	0.625%	4/29/25	56,235	52,502
[2]	Asian Development Bank	2.875%	5/6/25	34,485	34,269
[2]	Asian Development Bank	0.375%	9/3/25	17,140	15,726
[2]	Asian Development Bank	0.500%	2/4/26	26,164	23,831
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Asian Development Bank	1.000%	4/14/26	21,928	20,254
[2]	Asian Development Bank	2.000%	4/24/26	25,568	24,498
[2]	Asian Development Bank	1.500%	1/20/27	33,115	30,817
	Asian Infrastructure Investment Bank	0.250%	9/29/23	31,355	30,288
	Asian Infrastructure Investment Bank	2.250%	5/16/24	26,065	25,625
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,710	19,133
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,000	15,012
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,280	24,710
	Canadian Government Bond	2.000%	11/15/22	1	1
	Canadian Government Bond	1.625%	1/22/25	22,555	21,777
	Canadian Government Bond	2.875%	4/28/25	21,440	21,316
	Canadian Government Bond	0.750%	5/19/26	36,930	33,719
	Corp. Andina de Fomento	3.750%	11/23/23	8,969	9,006
	Corp. Andina de Fomento	1.250%	10/26/24	6,520	6,184
	Corp. Andina de Fomento	1.625%	9/23/25	10,765	10,084
	Corp. Andina de Fomento	2.250%	2/8/27	5,815	5,410
	Council of Europe Development Bank	0.250%	10/20/23	11,250	10,852
	Council of Europe Development Bank	2.500%	2/27/24	1,000	992
	Council of Europe Development Bank	0.375%	6/10/24	1,446	1,372
	Council of Europe Development Bank	1.375%	2/27/25	10,640	10,180
	Council of Europe Development Bank	3.000%	6/16/25	12,000	11,958
	Council of Europe Development Bank	0.875%	9/22/26	8,465	7,710
	Equinor ASA	2.650%	1/15/24	22,856	22,639
	Equinor ASA	3.700%	3/1/24	16,767	16,845
	Equinor ASA	3.250%	11/10/24	11,318	11,260
	Equinor ASA	2.875%	4/6/25	17,545	17,238
	Equinor ASA	1.750%	1/22/26	5,569	5,194
[2]	European Bank for Reconstruction & Development	0.250%	7/10/23	10,415	10,145
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	3,945	3,788
	European Bank for Reconstruction & Development	0.500%	5/19/25	40,311	37,422
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	9,730	8,899
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	19,525	17,767
[2]	European Investment Bank	2.875%	8/15/23	31,170	31,137
	European Investment Bank	0.250%	9/15/23	60,860	58,916
[2]	European Investment Bank	3.125%	12/14/23	30,968	31,008
	European Investment Bank	3.250%	1/29/24	51,764	51,932
	European Investment Bank	2.625%	3/15/24	25,560	25,382
	European Investment Bank	2.250%	6/24/24	9,916	9,761
	European Investment Bank	0.375%	7/24/24	34,500	32,688
	European Investment Bank	2.500%	10/15/24	4,915	4,855
	European Investment Bank	1.875%	2/10/25	36,676	35,586
	European Investment Bank	1.625%	3/14/25	54,616	52,583
	European Investment Bank	0.625%	7/25/25	42,435	39,386
	European Investment Bank	2.750%	8/15/25	30,000	29,683
	European Investment Bank	0.375%	12/15/25	14,195	12,926
	European Investment Bank	0.375%	3/26/26	10,330	9,325
	European Investment Bank	2.125%	4/13/26	20,120	19,411
	European Investment Bank	0.750%	10/26/26	6,902	6,242
[2]	European Investment Bank	1.375%	3/15/27	26,245	24,224
[6]	Export Development Canada	2.625%	2/21/24	13,520	13,431
[6]	Export Development Canada	3.000%	5/25/27	17,300	17,153
	Export-Import Bank of Korea	3.625%	11/27/23	1,720	1,732
	Export-Import Bank of Korea	4.000%	1/14/24	5,535	5,602
	Export-Import Bank of Korea	0.375%	2/9/24	4,235	4,048
	Export-Import Bank of Korea	2.375%	6/25/24	16,425	16,152

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	2.875%	1/21/25	8,060	7,939
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,617
	Export-Import Bank of Korea	3.250%	11/10/25	11,580	11,469
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,710
	Export-Import Bank of Korea	2.625%	5/26/26	16,860	16,326
	Export-Import Bank of Korea	3.250%	8/12/26	3,835	3,793
	Export-Import Bank of Korea	1.125%	12/29/26	1,615	1,455
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,100
	Export-Import Bank of Korea	2.375%	4/21/27	3,865	3,660
[7]	FMS Wertmanagement	2.750%	1/30/24	3,920	3,900
[2]	Hydro-Quebec	8.050%	7/7/24	4,565	4,967
	Inter-American Development Bank	3.000%	10/4/23	22,195	22,189
	Inter-American Development Bank	0.250%	11/15/23	39,970	38,501
	Inter-American Development Bank	2.625%	1/16/24	25,101	24,942
	Inter-American Development Bank	3.000%	2/21/24	34,644	34,613
[5]	Inter-American Development Bank	3.250%	7/1/24	14,100	14,134
	Inter-American Development Bank	0.500%	9/23/24	18,240	17,242
	Inter-American Development Bank	2.125%	1/15/25	21,095	20,607
[2]	Inter-American Development Bank	1.750%	3/14/25	30,486	29,434
	Inter-American Development Bank	0.875%	4/3/25	28,666	26,999
	Inter-American Development Bank	0.625%	7/15/25	21,703	20,145
[2]	Inter-American Development Bank	0.875%	4/20/26	34,105	31,323
[2]	Inter-American Development Bank	2.000%	6/2/26	14,567	13,943
	Inter-American Development Bank	2.000%	7/23/26	9,812	9,381
	Inter-American Development Bank	1.500%	1/13/27	200	186
	International Bank for Reconstruction & Development	3.000%	9/27/23	26,125	26,120
	International Bank for Reconstruction & Development	0.250%	11/24/23	22,015	21,193
	International Bank for Reconstruction & Development	2.500%	3/19/24	18,209	18,043
	International Bank for Reconstruction & Development	2.250%	3/28/24	5,025	4,957
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,770	26,886
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	32,780	32,364
	International Bank for Reconstruction & Development	1.625%	1/15/25	36,365	35,100
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,992	3,896
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,305	36,019
	International Bank for Reconstruction & Development	0.625%	4/22/25	68,245	63,765
	International Bank for Reconstruction & Development	0.375%	7/28/25	47,333	43,569
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	40,644	39,894
	International Bank for Reconstruction & Development	0.500%	10/28/25	53,415	49,020
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,050	2,049
	International Bank for Reconstruction & Development	0.875%	7/15/26	16,170	14,794
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,088	10,526
[2]	International Finance Corp.	2.875%	7/31/23	23,050	23,022
[2]	International Finance Corp.	1.375%	10/16/24	16,025	15,446
[2]	International Finance Corp.	0.375%	7/16/25	13,310	12,264
[2]	International Finance Corp.	2.125%	4/7/26	5,047	4,862
[2,8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,744
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	285	279
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	14,950	14,984
[2,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,079
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	19,910	19,289
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	11,845	11,887
[2,8]	Japan Bank for International Cooperation	0.500%	4/15/24	8,619	8,223
[2,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,174	18,928
[2,8]	Japan Bank for International Cooperation	3.000%	5/29/24	9,820	9,785
[2,8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,245	4,114
[2,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,581	1,538
[8]	Japan Bank for International Cooperation	2.875%	4/14/25	19,060	18,849
[2,8]	Japan Bank for International Cooperation	2.500%	5/28/25	5,495	5,381
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	26,615	24,592
[2,8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,955	5,826
[2,8]	Japan Bank for International Cooperation	2.375%	4/20/26	6,875	6,625
[8]	Japan Bank for International Cooperation	1.875%	7/21/26	2,606	2,463
[2,8]	Japan Bank for International Cooperation	2.250%	11/4/26	12,590	12,032
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	14,440	14,099
[8]	Japan International Cooperation Agency	2.750%	4/27/27	6,139	5,943
[8]	Japan International Cooperation Agency	3.250%	5/25/27	32,800	32,462
[7]	KFW	0.250%	10/19/23	39,870	38,489
[7]	KFW	2.625%	2/28/24	24,478	24,314
[7]	KFW	0.250%	3/8/24	50,830	48,518
[7]	KFW	1.375%	8/5/24	31,369	30,325
[7]	KFW	0.500%	9/20/24	43,960	41,569
[7]	KFW	2.500%	11/20/24	44,420	43,843
[7]	KFW	1.250%	1/31/25	38,130	36,424
[7]	KFW	2.000%	5/2/25	17,884	17,355
[7]	KFW	0.375%	7/18/25	50,193	46,220
[7]	KFW	0.625%	1/22/26	35,218	32,248
[7]	KFW	1.000%	10/1/26	39,885	36,534
[7]	KFW	3.000%	5/20/27	22,010	21,862
	Korea Development Bank	3.750%	1/22/24	8,343	8,403
	Korea Development Bank	3.250%	2/19/24	4,805	4,803
	Korea Development Bank	0.400%	3/9/24	4,840	4,612
	Korea Development Bank	2.125%	10/1/24	6,455	6,284
	Korea Development Bank	0.750%	1/25/25	10,945	10,225
	Korea Development Bank	3.000%	1/13/26	11,280	11,100
	Korea Development Bank	0.800%	4/27/26	280	254
	Korea Development Bank	2.000%	9/12/26	7,280	6,848
	Korea Development Bank	1.375%	4/25/27	5,910	5,326
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,475	14,495
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	11,945	11,640
[2,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	16,985	15,764
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	13,743	13,448
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	14,560	13,378
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	8,178	7,744
	Nordic Investment Bank	2.875%	7/19/23	4,750	4,749
	Nordic Investment Bank	2.250%	5/21/24	1,587	1,563
	Nordic Investment Bank	0.375%	9/20/24	6,900	6,505
	Nordic Investment Bank	0.375%	9/11/25	14,440	13,246
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,034
	North American Development Bank	2.400%	10/26/22	838	836
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	2,650	2,653
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	8,370	8,037
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	25,120	23,010
[2,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	9,268	8,432
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,090

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,10]	Petroleos Mexicanos	2.290%	2/15/24	380	367
	Province of Alberta	3.350%	11/1/23	13,402	13,440
	Province of Alberta	2.950%	1/23/24	12,680	12,649
	Province of Alberta	1.875%	11/13/24	18,740	18,181
	Province of Alberta	1.000%	5/20/25	13,209	12,412
[2]	Province of British Columbia	1.750%	9/27/24	14,330	13,927
[2]	Province of British Columbia	6.500%	1/15/26	1,438	1,580
	Province of British Columbia	0.900%	7/20/26	7,110	6,472
[2]	Province of Manitoba	2.600%	4/16/24	7,072	7,008
	Province of Manitoba	3.050%	5/14/24	6,178	6,165
	Province of Manitoba	2.125%	6/22/26	4,866	4,641
	Province of Ontario	3.400%	10/17/23	29,887	30,008
	Province of Ontario	3.050%	1/29/24	13,802	13,799
	Province of Ontario	3.200%	5/16/24	14,090	14,097
	Province of Ontario	0.625%	1/21/26	23,996	21,875
	Province of Ontario	1.050%	4/14/26	14,860	13,678
	Province of Ontario	2.500%	4/27/26	18,035	17,499
	Province of Ontario	3.100%	5/19/27	22,200	21,921
	Province of Ontario	1.050%	5/21/27	703	630
[2]	Province of Quebec	7.125%	2/9/24	813	861
[2]	Province of Quebec	2.500%	4/9/24	15,770	15,595
[2]	Province of Quebec	2.875%	10/16/24	18,475	18,375
[2]	Province of Quebec	1.500%	2/11/25	9,345	8,967
	Province of Quebec	0.600%	7/23/25	45,740	42,280
	Province of Quebec	2.500%	4/20/26	18,285	17,764
	Province of Quebec	2.750%	4/12/27	7,820	7,623
	Province of Saskatchewan	3.250%	6/8/27	7,200	7,164
	Republic of Chile	2.250%	10/30/22	3,310	3,304
	Republic of Chile	3.125%	3/27/25	8,930	8,717
	Republic of Chile	3.125%	1/21/26	4,738	4,577
[2]	Republic of Chile	2.750%	1/31/27	8,680	8,112
	Republic of Finland	6.950%	2/15/26	300	336
	Republic of Hungary	5.750%	11/22/23	1,952	1,991
	Republic of Hungary	5.375%	3/25/24	20,760	21,171
	Republic of Italy	6.875%	9/27/23	26,390	27,416
	Republic of Italy	0.875%	5/6/24	16,295	15,408
	Republic of Italy	2.375%	10/17/24	23,830	23,074
	Republic of Italy	1.250%	2/17/26	16,102	14,381
	Republic of Korea	3.875%	9/11/23	17,983	18,148
	Republic of Korea	5.625%	11/3/25	1,714	1,825
	Republic of Korea	2.750%	1/19/27	544	530
[2]	Republic of Panama	4.000%	9/22/24	12,218	12,209
[2]	Republic of Panama	3.750%	3/16/25	9,354	9,246
	Republic of Panama	7.125%	1/29/26	16,641	18,037
	Republic of Peru	7.350%	7/21/25	11,790	12,735
[2]	Republic of Peru	2.392%	1/23/26	12,350	11,481
	Republic of Poland	3.000%	3/17/23	5,123	5,103
	Republic of Poland	4.000%	1/22/24	13,295	13,298
	Republic of Poland	3.250%	4/6/26	8,350	8,099
	Republic of the Philippines	4.200%	1/21/24	7,811	7,882
	Republic of the Philippines	7.500%	9/25/24	480	502
	Republic of the Philippines	9.500%	10/21/24	3,456	3,894
	Republic of the Philippines	10.625%	3/16/25	18,207	21,432
	Republic of the Philippines	5.500%	3/30/26	6,476	6,778
	Republic of the Philippines	3.229%	3/29/27	4,100	3,976
	State of Israel	2.875%	3/16/26	9,284	9,045
[2]	Svensk Exportkredit AB	0.250%	9/29/23	14,239	13,767
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Svensk Exportkredit AB	0.500%	11/10/23	14,840	14,341
[2]	Svensk Exportkredit AB	1.750%	12/12/23	4,490	4,410
[2]	Svensk Exportkredit AB	0.375%	7/30/24	15,194	14,384
	Svensk Exportkredit AB	0.625%	10/7/24	7,175	6,785
[2]	Svensk Exportkredit AB	0.625%	5/14/25	20,000	18,606
	Svensk Exportkredit AB	0.500%	8/26/25	8,805	8,096
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,400	8,018
	United Mexican States	3.600%	1/30/25	12,689	12,607
[2]	United Mexican States	3.900%	4/27/25	11,013	11,007
	United Mexican States	4.125%	1/21/26	22,410	22,409
	United Mexican States	4.150%	3/28/27	26,591	26,203
Total Sovereign Bonds (Cost $4,119,098)					3,917,018
Taxable Municipal Bonds (0.0%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,783
	Oregon GO	5.762%	6/1/23	737	754
	University of California Revenue	0.883%	5/15/25	2,000	1,862
	University of California Revenue	3.063%	7/1/25	2,677	2,653
	University of California Revenue	1.316%	5/15/27	4,890	4,385
	Utah GO	4.554%	7/1/24	5,760	5,841
Total Taxable Municipal Bonds (Cost $27,456)					26,278
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund (Cost $19,667)	1.417%		196,749	19,669
Total Investments (99.5%) (Cost $71,348,050)					67,783,122
Other Assets and Liabilities—Net (0.5%)					328,782
Net Assets (100%)					68,111,904
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $270,668,000, representing 0.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,328,383)	67,763,453
Affiliated Issuers (Cost $19,667)	19,669
Total Investments in Securities	67,783,122
Investment in Vanguard	2,532
Receivables for Investment Securities Sold	1,573,984
Receivables for Accrued Income	326,002
Receivables for Capital Shares Issued	20,151
Other Assets	242
Total Assets	69,706,033
Liabilities
Due to Custodian	1,256
Payables for Investment Securities Purchased	1,525,784
Payables for Capital Shares Redeemed	61,459
Payables for Distributions	4,270
Payables to Vanguard	1,360
Total Liabilities	1,594,129
Net Assets	68,111,904
At June 30, 2022, net assets consisted of:

Paid-in Capital	72,011,788
Total Distributable Earnings (Loss)	(3,899,884)
Net Assets	68,111,904

Investor Shares—Net Assets
Applicable to 5,366,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,997
Net Asset Value Per Share—Investor Shares	$10.06

ETF Shares—Net Assets
Applicable to 500,479,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,415,795
Net Asset Value Per Share—ETF Shares	$76.76

Admiral Shares—Net Assets
Applicable to 1,632,350,331 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,423,390
Net Asset Value Per Share—Admiral Shares	$10.06

Institutional Shares—Net Assets
Applicable to 622,007,482 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,258,185
Net Asset Value Per Share—Institutional Shares	$10.06

Institutional Plus Shares—Net Assets
Applicable to 691,819,903 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,960,537
Net Asset Value Per Share—Institutional Plus Shares	$10.06

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	430,145
Total Income	430,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	656
Management and Administrative—Investor Shares	40
Management and Administrative—ETF Shares	6,163
Management and Administrative—Admiral Shares	5,374
Management and Administrative—Institutional Shares	1,408
Management and Administrative—Institutional Plus Shares	1,216
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	733
Marketing and Distribution—Admiral Shares	419
Marketing and Distribution—Institutional Shares	138
Marketing and Distribution—Institutional Plus Shares	125
Custodian Fees	155
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	440
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—Institutional Plus Shares	8
Trustees’ Fees and Expenses	18
Other Expenses	8
Total Expenses	16,998
Expenses Paid Indirectly	(109)
Net Expenses	16,889
Net Investment Income	413,256
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(360,204)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(3,359,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,306,859)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $271,000, ($17,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($131,760,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	413,256	810,735
Realized Net Gain (Loss)	(360,204)	328,103
Change in Unrealized Appreciation (Depreciation)	(3,359,911)	(1,896,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,306,859)	(758,133)
Distributions
Investor Shares	(329)	(1,122)
ETF Shares	(194,442)	(542,379)
Admiral Shares	(105,418)	(267,866)
Institutional Shares	(40,172)	(95,800)
Institutional Plus Shares	(44,475)	(109,396)
Total Distributions	(384,836)	(1,016,563)
Capital Share Transactions
Investor Shares	(17,014)	(14,694)
ETF Shares	(1,631,674)	13,418,043
Admiral Shares	(1,053,876)	328,778
Institutional Shares	(184,757)	821,022
Institutional Plus Shares	(433,471)	1,142,724
Net Increase (Decrease) from Capital Share Transactions	(3,320,792)	15,695,873
Total Increase (Decrease)	(7,012,487)	13,921,177
Net Assets
Beginning of Period	75,124,391	61,203,214
End of Period	68,111,904	75,124,391

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.055	.116	.185	.230	.198	.164
Net Realized and Unrealized Gain (Loss) on Investments	(.537)	(.241)	.300	.258	(.069)	(.050)
Total from Investment Operations	(.482)	(.125)	.485	.488	.129	.114
Distributions
Dividends from Net Investment Income	(.055)	(.116)	(.185)	(.228)	(.199)	(.164)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—	(.000)[2]
Total Distributions	(.058)	(.145)	(.185)	(.228)	(.199)	(.164)
Net Asset Value, End of Period	$10.06	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return[3]	-4.55%	-1.15%	4.61%	4.77%	1.27%	1.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54	$74	$91	$89	$1,143	$1,545
Ratio of Total Expenses to Average Net Assets	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.08%	1.71%	2.18%	1.94%	1.57%
Portfolio Turnover Rate[5]	21%	37%	49%	44%	48%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$80.81	$82.81	$80.55	$78.56	$79.09	$79.44
Investment Operations
Net Investment Income[1]	.464	.960	1.474	1.819	1.580	1.314
Net Realized and Unrealized Gain (Loss) on Investments	(4.118)	(1.785)	2.267	2.014	(.545)	(.362)
Total from Investment Operations	(3.654)	(.825)	3.741	3.833	1.035	.952
Distributions
Dividends from Net Investment Income	(.375)	(.953)	(1.481)	(1.843)	(1.565)	(1.300)
Distributions from Realized Capital Gains	(.021)	(.222)	—	—	—	(.002)
Total Distributions	(.396)	(1.175)	(1.481)	(1.843)	(1.565)	(1.302)
Net Asset Value, End of Period	$76.76	$80.81	$82.81	$80.55	$78.56	$79.09
Total Return	-4.53%	-1.00%	4.67%	4.92%	1.34%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,416	$42,076	$29,618	$22,522	$27,946	$23,902
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.17%	1.79%	2.28%	2.02%	1.65%
Portfolio Turnover Rate[3]	21%	37%	49%	44%	48%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.059	.124	.192	.237	.207	.172
Net Realized and Unrealized Gain (Loss) on Investments	(.537)	(.241)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.478)	(.117)	.493	.497	.137	.122
Distributions
Dividends from Net Investment Income	(.059)	(.124)	(.193)	(.237)	(.207)	(.172)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—	(.000)[2]
Total Distributions	(.062)	(.153)	(.193)	(.237)	(.207)	(.172)
Net Asset Value, End of Period	$10.06	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return[3]	-4.52%	-1.08%	4.69%	4.86%	1.35%	1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,423	$18,410	$18,543	$15,379	$13,812	$16,034
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.16%	1.77%	2.26%	2.02%	1.65%
Portfolio Turnover Rate[5]	21%	37%	49%	44%	48%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.060	.126	.195	.239	.209	.174
Net Realized and Unrealized Gain (Loss) on Investments	(.537)	(.240)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.477)	(.114)	.496	.499	.139	.124
Distributions
Dividends from Net Investment Income	(.060)	(.127)	(.196)	(.239)	(.209)	(.174)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—	(.000)[2]
Total Distributions	(.063)	(.156)	(.196)	(.239)	(.209)	(.174)
Net Asset Value, End of Period	$10.06	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return	-4.51%	-1.06%	4.71%	4.88%	1.37%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,258	$6,790	$6,134	$5,524	$4,930	$5,033
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.17%	1.80%	2.28%	2.04%	1.67%
Portfolio Turnover Rate[4]	21%	37%	49%	44%	48%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38	$10.43
Investment Operations
Net Investment Income[1]	.061	.127	.196	.240	.210	.175
Net Realized and Unrealized Gain (Loss) on Investments	(.537)	(.240)	.301	.260	(.070)	(.050)
Total from Investment Operations	(.476)	(.113)	.497	.500	.140	.125
Distributions
Dividends from Net Investment Income	(.061)	(.128)	(.197)	(.240)	(.210)	(.175)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—	(.000)[2]
Total Distributions	(.064)	(.157)	(.197)	(.240)	(.210)	(.175)
Net Asset Value, End of Period	$10.06	$10.60	$10.87	$10.57	$10.31	$10.38
Total Return	-4.50%	-1.05%	4.72%	4.89%	1.38%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,961	$7,774	$6,817	$6,631	$5,404	$5,078
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.18%	1.81%	2.29%	2.05%	1.68%
Portfolio Turnover Rate[4]	21%	37%	49%	44%	48%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Short-Term Bond Index Fund
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $2,532,000, representing less than 0.01% of the fund’s net assets and 1.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $109,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	46,277,479	—	46,277,479
Corporate Bonds	—	17,542,678	—	17,542,678
Sovereign Bonds	—	3,917,018	—	3,917,018
Taxable Municipal Bonds	—	26,278	—	26,278
Temporary Cash Investments	19,669	—	—	19,669
Total	19,669	67,763,453	—	67,783,122

Short-Term Bond Index Fund
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,387,134
Gross Unrealized Appreciation	6,001
Gross Unrealized Depreciation	(3,610,013)
Net Unrealized Appreciation (Depreciation)	(3,604,012)
F.  During the six months ended June 30, 2022, the fund purchased $9,611,895,000 of investment securities and sold $11,746,738,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,137,950,000 and $12,034,870,000, respectively. Purchases and sales include $6,095,617,000 and $7,727,749,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $3,556,305,000 and sales were $19,602,000, resulting in net realized loss of $744,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,644	549	17,969	1,668
Issued in Lieu of Cash Distributions	329	32	1,122	104
Redeemed	(22,987)	(2,209)	(33,785)	(3,144)
Net Increase (Decrease)—Investor Shares	(17,014)	(1,628)	(14,694)	(1,372)
ETF Shares
Issued	6,178,983	79,500	18,000,898	219,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,810,657)	(99,700)	(4,582,855)	(56,000)
Net Increase (Decrease)—ETF Shares	(1,631,674)	(20,200)	13,418,043	163,000
Admiral Shares
Issued	2,895,699	282,196	5,746,280	533,288
Issued in Lieu of Cash Distributions	88,112	8,616	226,260	21,084
Redeemed	(4,037,687)	(394,445)	(5,643,762)	(524,377)
Net Increase (Decrease)—Admiral Shares	(1,053,876)	(103,633)	328,778	29,995
Institutional Shares
Issued	1,196,103	116,567	2,775,666	258,131
Issued in Lieu of Cash Distributions	36,560	3,576	85,906	8,007
Redeemed	(1,417,420)	(138,455)	(2,040,550)	(190,115)
Net Increase (Decrease)—Institutional Shares	(184,757)	(18,312)	821,022	76,023
Institutional Plus Shares
Issued	918,005	88,916	2,107,924	195,581
Issued in Lieu of Cash Distributions	40,956	4,005	104,235	9,714
Redeemed	(1,392,432)	(134,179)	(1,069,435)	(99,418)
Net Increase (Decrease)—Institutional Plus Shares	(433,471)	(41,258)	1,142,724	105,877
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Intermediate-Term Bond Index Fund
Fund Allocation
As of June 30, 2022
Corporate Bonds	37.3%
Sovereign Bonds	4.4
Taxable Municipal Bonds	0.4
U.S. Government and Agency Obligations	57.9
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (57.6%)
U.S. Government Securities (56.5%)
	United States Treasury Note/Bond	2.750%	4/30/27	5,780	5,701
	United States Treasury Note/Bond	2.375%	5/15/27	17,137	16,585
	United States Treasury Note/Bond	0.375%	7/31/27	325,145	284,146
	United States Treasury Note/Bond	2.250%	8/15/27	340,381	326,818
	United States Treasury Note/Bond	0.500%	8/31/27	405,175	355,414
	United States Treasury Note/Bond	0.375%	9/30/27	293,115	254,873
	United States Treasury Note/Bond	0.500%	10/31/27	291,060	254,268
	United States Treasury Note/Bond	2.250%	11/15/27	457,265	438,332
	United States Treasury Note/Bond	0.625%	11/30/27	555,915	488,076
	United States Treasury Note/Bond	0.625%	12/31/27	352,780	309,068
	United States Treasury Note/Bond	0.750%	1/31/28	221,625	195,169
	United States Treasury Note/Bond	2.750%	2/15/28	514,955	505,782
	United States Treasury Note/Bond	1.125%	2/29/28	585,850	526,624
	United States Treasury Note/Bond	1.250%	3/31/28	349,000	315,245
	United States Treasury Note/Bond	1.250%	4/30/28	368,784	332,655
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	546,683
	United States Treasury Note/Bond	1.250%	5/31/28	423,640	381,541
	United States Treasury Note/Bond	1.250%	6/30/28	339,160	305,085
	United States Treasury Note/Bond	1.000%	7/31/28	298,538	264,020
	United States Treasury Note/Bond	2.875%	8/15/28	548,445	541,761
	United States Treasury Note/Bond	5.500%	8/15/28	12,735	14,428
	United States Treasury Note/Bond	1.125%	8/31/28	447,720	398,471
	United States Treasury Note/Bond	1.250%	9/30/28	322,310	288,669
	United States Treasury Note/Bond	1.375%	10/31/28	304,720	274,724
	United States Treasury Note/Bond	3.125%	11/15/28	566,503	567,565
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	11,241
	United States Treasury Note/Bond	1.500%	11/30/28	349,113	317,038
	United States Treasury Note/Bond	1.375%	12/31/28	302,070	272,241
	United States Treasury Note/Bond	1.750%	1/31/29	65,235	60,159
	United States Treasury Note/Bond	2.625%	2/15/29	580,866	565,437
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	17,208
	United States Treasury Note/Bond	1.875%	2/28/29	344,105	319,910
	United States Treasury Note/Bond	2.375%	3/31/29	188,595	180,521
	United States Treasury Note/Bond	2.875%	4/30/29	107,290	106,033
	United States Treasury Note/Bond	2.375%	5/15/29	507,036	485,646
	United States Treasury Note/Bond	2.750%	5/31/29	262,595	257,425
	United States Treasury Note/Bond	3.250%	6/30/29	260,215	263,264
	United States Treasury Note/Bond	1.625%	8/15/29	386,634	351,958
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	7,774
	United States Treasury Note/Bond	1.750%	11/15/29	417,114	382,702
	United States Treasury Note/Bond	1.500%	2/15/30	268,071	240,761
	United States Treasury Note/Bond	0.625%	5/15/30	715,051	596,286
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	52,880
	United States Treasury Note/Bond	0.625%	8/15/30	919,357	762,204
	United States Treasury Note/Bond	0.875%	11/15/30	932,897	787,568
	United States Treasury Note/Bond	1.125%	2/15/31	775,868	666,519
	United States Treasury Note/Bond	5.375%	2/15/31	56,796	66,736
	United States Treasury Note/Bond	1.625%	5/15/31	793,018	708,512
	United States Treasury Note/Bond	1.250%	8/15/31	792,570	682,229
	United States Treasury Note/Bond	1.375%	11/15/31	852,884	739,743
	United States Treasury Note/Bond	1.875%	2/15/32	844,419	764,859
	United States Treasury Note/Bond	2.875%	5/15/32	564,255	557,907
					18,416,464
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	24,135
	Federal Home Loan Banks	3.250%	11/16/28	39,250	39,446
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	10,063
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	11,924
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	45,725	40,450
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	42,105
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	35,059
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	52,226
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	50,240	41,560
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	43,455
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,546
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,966
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,461
					355,396
Total U.S. Government and Agency Obligations (Cost $20,602,181)					18,771,860
Corporate Bonds (37.1%)
Communications (3.1%)
	Activision Blizzard Inc.	1.350%	9/15/30	6,555	5,264
	Alphabet Inc.	0.800%	8/15/27	7,148	6,210
	Alphabet Inc.	1.100%	8/15/30	11,733	9,625
	America Movil SAB de CV	3.625%	4/22/29	11,187	10,647
	America Movil SAB de CV	2.875%	5/7/30	3,468	3,103
	AT&T Inc.	3.800%	2/15/27	258	253
	AT&T Inc.	1.650%	2/1/28	18,510	15,995
[1]	AT&T Inc.	4.100%	2/15/28	8,067	7,918
	AT&T Inc.	4.350%	3/1/29	25,089	24,725
[1]	AT&T Inc.	4.300%	2/15/30	19,759	19,296
	AT&T Inc.	2.750%	6/1/31	12,351	10,674
	AT&T Inc.	2.250%	2/1/32	19,155	15,637
	Baidu Inc.	3.625%	7/6/27	5,840	5,629
	Baidu Inc.	4.375%	3/29/28	3,790	3,740
	Baidu Inc.	4.875%	11/14/28	4,463	4,517
	Baidu Inc.	3.425%	4/7/30	3,705	3,399
	Baidu Inc.	2.375%	8/23/31	6,200	5,170
	Booking Holdings Inc.	3.550%	3/15/28	4,535	4,368
	Booking Holdings Inc.	4.625%	4/13/30	12,346	12,287
	British Telecommunications plc	5.125%	12/4/28	2,967	2,963
	British Telecommunications plc	9.625%	12/15/30	22,355	27,808
	Charter Communications Operating LLC	3.750%	2/15/28	9,514	8,759
	Charter Communications Operating LLC	4.200%	3/15/28	12,087	11,298
	Charter Communications Operating LLC	2.250%	1/15/29	10,400	8,559
	Charter Communications Operating LLC	5.050%	3/30/29	11,426	11,019
	Charter Communications Operating LLC	2.800%	4/1/31	12,851	10,297
	Charter Communications Operating LLC	2.300%	2/1/32	8,000	6,062
	Comcast Corp.	3.150%	2/15/28	15,277	14,562
	Comcast Corp.	4.150%	10/15/28	33,588	33,503
	Comcast Corp.	2.650%	2/1/30	14,480	12,932
	Comcast Corp.	3.400%	4/1/30	11,442	10,723
	Comcast Corp.	4.250%	10/15/30	7,830	7,717
	Comcast Corp.	1.950%	1/15/31	11,850	9,856
	Comcast Corp.	1.500%	2/15/31	13,616	10,931
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,828	36,848
	Discovery Communications LLC	3.950%	3/20/28	14,763	13,806
	Discovery Communications LLC	4.125%	5/15/29	4,657	4,278
	Discovery Communications LLC	3.625%	5/15/30	6,913	6,147

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Electronic Arts Inc.	1.850%	2/15/31	5,781	4,701
	Expedia Group Inc.	4.625%	8/1/27	7,809	7,504
	Expedia Group Inc.	3.800%	2/15/28	5,683	5,183
	Expedia Group Inc.	3.250%	2/15/30	12,876	10,693
	Expedia Group Inc.	2.950%	3/15/31	5,162	4,115
	Fox Corp.	4.709%	1/25/29	14,671	14,406
	Fox Corp.	3.500%	4/8/30	4,748	4,309
	Grupo Televisa SAB	8.500%	3/11/32	535	660
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,009	3,963
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	5,410
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,165	3,370
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,768
[3]	Magallanes Inc.	4.054%	3/15/29	12,000	11,001
[3]	Magallanes Inc.	4.279%	3/15/32	39,170	34,994
	Omnicom Group Inc.	2.450%	4/30/30	4,476	3,769
	Omnicom Group Inc.	4.200%	6/1/30	3,785	3,615
	Omnicom Group Inc.	2.600%	8/1/31	5,182	4,340
	Orange SA	9.000%	3/1/31	18,055	23,301
	Paramount Global	3.375%	2/15/28	4,830	4,438
	Paramount Global	3.700%	6/1/28	6,290	5,862
	Paramount Global	4.200%	6/1/29	3,772	3,551
	Paramount Global	7.875%	7/30/30	3,098	3,544
	Paramount Global	4.950%	1/15/31	13,753	13,097
[3]	Rogers Communications Inc.	3.800%	3/15/32	15,250	13,966
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,050	2,864
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,163
	Telefonica Europe BV	8.250%	9/15/30	9,940	11,888
	TELUS Corp.	3.700%	9/15/27	1,786	1,759
	Tencent Music Entertainment Group	2.000%	9/3/30	3,795	2,972
	T-Mobile USA Inc.	2.050%	2/15/28	15,527	13,494
[3]	T-Mobile USA Inc.	2.400%	3/15/29	1,970	1,707
	T-Mobile USA Inc.	3.875%	4/15/30	53,086	49,563
	T-Mobile USA Inc.	2.550%	2/15/31	28,738	24,176
[3]	T-Mobile USA Inc.	2.700%	3/15/32	8,070	6,795
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,402	2,853
	VeriSign Inc.	2.700%	6/15/31	6,375	5,135
	Verizon Communications Inc.	2.100%	3/22/28	24,582	21,834
	Verizon Communications Inc.	4.329%	9/21/28	36,239	36,067
	Verizon Communications Inc.	3.875%	2/8/29	3,646	3,525
	Verizon Communications Inc.	4.016%	12/3/29	31,007	30,082
	Verizon Communications Inc.	3.150%	3/22/30	15,927	14,479
	Verizon Communications Inc.	1.500%	9/18/30	3,100	2,479
	Verizon Communications Inc.	1.680%	10/30/30	9,600	7,724
	Verizon Communications Inc.	1.750%	1/20/31	17,253	13,856
	Verizon Communications Inc.	2.550%	3/21/31	36,350	31,087
	Verizon Communications Inc.	2.355%	3/15/32	39,425	32,705
	Vodafone Group plc	4.375%	5/30/28	24,070	23,933
	Vodafone Group plc	7.875%	2/15/30	5,800	6,829
	Walt Disney Co.	2.200%	1/13/28	8,173	7,408
	Walt Disney Co.	2.000%	9/1/29	15,921	13,674
	Walt Disney Co.	3.800%	3/22/30	8,924	8,618
	Walt Disney Co.	2.650%	1/13/31	21,044	18,526
	Weibo Corp.	3.375%	7/8/30	5,635	4,638
					1,014,918
Consumer Discretionary (2.4%)
	Advance Auto Parts Inc.	3.900%	4/15/30	7,450	6,784
	Alibaba Group Holding Ltd.	3.400%	12/6/27	20,111	19,220
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	8,687
	Amazon.com Inc.	3.150%	8/22/27	27,026	26,326
	Amazon.com Inc.	1.650%	5/12/28	15,385	13,653
	Amazon.com Inc.	3.450%	4/13/29	3,000	2,920
	Amazon.com Inc.	1.500%	6/3/30	14,991	12,474
	Amazon.com Inc.	2.100%	5/12/31	29,200	25,010
	Amazon.com Inc.	3.600%	4/13/32	13,300	12,818
[1]	American Honda Finance Corp.	2.000%	3/24/28	8,163	7,238
[1]	American Honda Finance Corp.	2.250%	1/12/29	2,075	1,834
[1]	American Honda Finance Corp.	1.800%	1/13/31	4,895	4,020
	Aptiv plc	4.350%	3/15/29	1,950	1,846
	Aptiv plc	3.250%	3/1/32	3,085	2,621
	AutoNation Inc.	3.800%	11/15/27	5,777	5,443
	AutoNation Inc.	4.750%	6/1/30	3,085	2,897
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoNation Inc.	2.400%	8/1/31	2,971	2,283
	AutoNation Inc.	3.850%	3/1/32	5,500	4,745
	AutoZone Inc.	3.750%	4/18/29	4,889	4,617
	AutoZone Inc.	4.000%	4/15/30	6,826	6,480
	AutoZone Inc.	1.650%	1/15/31	4,150	3,251
	Best Buy Co. Inc.	4.450%	10/1/28	4,716	4,647
	Best Buy Co. Inc.	1.950%	10/1/30	2,523	2,005
	BorgWarner Inc.	2.650%	7/1/27	10,000	9,094
	Brunswick Corp.	2.400%	8/18/31	3,073	2,276
	Choice Hotels International Inc.	3.700%	12/1/29	233	206
[3]	Daimler Finance North America LLC	3.100%	8/15/29	12,500	11,420
	Daimler Finance North America LLC	8.500%	1/18/31	3,750	4,744
[3]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	2,551
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,185	3,314
	DR Horton Inc.	1.400%	10/15/27	5,109	4,270
	eBay Inc.	2.700%	3/11/30	8,528	7,278
	eBay Inc.	2.600%	5/10/31	5,300	4,403
[1]	Emory University	2.143%	9/1/30	3,675	3,214
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,503	4,753
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	3,500	3,099
	General Motors Co.	4.200%	10/1/27	5,207	4,944
	General Motors Co.	6.800%	10/1/27	6,745	7,094
	General Motors Co.	5.000%	10/1/28	9,285	8,998
	General Motors Financial Co. Inc.	2.700%	8/20/27	4,193	3,682
	General Motors Financial Co. Inc.	3.850%	1/5/28	6,070	5,566
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,569	4,708
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,633	3,844
	General Motors Financial Co. Inc.	5.650%	1/17/29	2,915	2,906
	General Motors Financial Co. Inc.	4.300%	4/6/29	9,675	8,914
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,148	7,921
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,292	1,004
	General Motors Financial Co. Inc.	2.700%	6/10/31	2,300	1,819
	General Motors Financial Co. Inc.	3.100%	1/12/32	15,375	12,357
	Genuine Parts Co.	1.875%	11/1/30	3,725	2,939
	Hasbro Inc.	3.500%	9/15/27	2,127	2,008
	Hasbro Inc.	3.900%	11/19/29	11,031	10,129
	Home Depot Inc.	2.800%	9/14/27	6,665	6,356
	Home Depot Inc.	0.900%	3/15/28	3,178	2,707
	Home Depot Inc.	1.500%	9/15/28	6,079	5,300
	Home Depot Inc.	3.900%	12/6/28	7,222	7,225
	Home Depot Inc.	2.950%	6/15/29	9,543	8,918
	Home Depot Inc.	2.700%	4/15/30	14,205	12,894
	Home Depot Inc.	1.375%	3/15/31	11,827	9,536
	Home Depot Inc.	1.875%	9/15/31	8,730	7,275
	Home Depot Inc.	3.250%	4/15/32	9,805	9,146
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,000	8,974
	Hyatt Hotels Corp.	4.375%	9/15/28	5,230	4,936
	Hyatt Hotels Corp.	6.000%	4/23/30	3,950	3,969
	JD.com Inc.	3.375%	1/14/30	5,575	5,097
	Kohl's Corp.	3.375%	5/1/31	3,750	3,246
	Lear Corp.	3.800%	9/15/27	2,717	2,567
	Lear Corp.	4.250%	5/15/29	3,000	2,776
	Lear Corp.	3.500%	5/30/30	3,850	3,352
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	3,871
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	4,709
	Lennar Corp.	4.750%	11/29/27	11,367	11,071
	Lowe's Cos. Inc.	1.300%	4/15/28	8,245	6,970
	Lowe's Cos. Inc.	1.700%	9/15/28	5,200	4,433
	Lowe's Cos. Inc.	3.650%	4/5/29	14,268	13,482
	Lowe's Cos. Inc.	4.500%	4/15/30	3,635	3,593
	Lowe's Cos. Inc.	1.700%	10/15/30	10,308	8,279
	Lowe's Cos. Inc.	2.625%	4/1/31	10,239	8,770
	Lowe's Cos. Inc.	3.750%	4/1/32	17,000	15,776
	Magna International Inc.	2.450%	6/15/30	3,215	2,742
[1]	Marriott International Inc.	4.000%	4/15/28	5,974	5,680
[1]	Marriott International Inc.	4.625%	6/15/30	7,460	7,115
[1]	Marriott International Inc.	2.850%	4/15/31	11,373	9,435
	Masco Corp.	3.500%	11/15/27	4,559	4,321
	Masco Corp.	1.500%	2/15/28	5,195	4,362

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	2.000%	10/1/30	2,849	2,250
	Masco Corp.	2.000%	2/15/31	3,315	2,602
[1]	McDonald's Corp.	3.500%	7/1/27	9,860	9,658
[1]	McDonald's Corp.	3.800%	4/1/28	6,893	6,768
[1]	McDonald's Corp.	2.625%	9/1/29	8,536	7,653
[1]	McDonald's Corp.	2.125%	3/1/30	5,753	4,929
[1]	McDonald's Corp.	3.600%	7/1/30	7,743	7,373
	MDC Holdings Inc.	2.500%	1/15/31	3,962	2,937
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	3,993
	NIKE Inc.	2.850%	3/27/30	10,647	9,776
	NVR Inc.	3.000%	5/15/30	4,919	4,222
	O'Reilly Automotive Inc.	3.600%	9/1/27	7,715	7,456
	O'Reilly Automotive Inc.	4.350%	6/1/28	886	881
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,318	3,141
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,170	7,882
	O'Reilly Automotive Inc.	4.700%	6/15/32	5,000	4,985
	Owens Corning	3.950%	8/15/29	4,175	3,870
	Owens Corning	3.875%	6/1/30	2,119	1,938
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,044
	Ross Stores Inc.	1.875%	4/15/31	3,000	2,374
	Sands China Ltd.	5.400%	8/8/28	1,925	1,482
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,084	5,065
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,543	3,898
	Starbucks Corp.	3.500%	3/1/28	6,308	6,050
	Starbucks Corp.	4.000%	11/15/28	5,810	5,678
	Starbucks Corp.	2.250%	3/12/30	8,675	7,342
	Starbucks Corp.	2.550%	11/15/30	9,750	8,315
	Starbucks Corp.	3.000%	2/14/32	5,014	4,358
	Tapestry Inc.	4.125%	7/15/27	1,163	1,118
	Tapestry Inc.	3.050%	3/15/32	3,200	2,606
	TJX Cos. Inc.	1.150%	5/15/28	5,086	4,324
	TJX Cos. Inc.	3.875%	4/15/30	5,555	5,419
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,145	1,944
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,000	2,560
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,645
	Toyota Motor Corp.	2.760%	7/2/29	4,254	3,887
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,170	4,500
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	4,532	4,297
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,466	3,082
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,730	3,623
	Toyota Motor Credit Corp.	4.450%	6/29/29	5,000	5,063
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,352	6,368
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,390	8,836
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	3,700	3,001
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,365	4,415
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,170	2,717
	Tractor Supply Co.	1.750%	11/1/30	4,875	3,828
	VF Corp.	2.950%	4/23/30	7,565	6,619
	Whirlpool Corp.	4.750%	2/26/29	8,008	7,992
	Whirlpool Corp.	2.400%	5/15/31	1,263	1,052
	Whirlpool Corp.	4.700%	5/14/32	2,000	1,981
[1]	Yale University	1.482%	4/15/30	6,425	5,447
					789,401
Consumer Staples (2.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	5,076
	Altria Group Inc.	2.625%	9/16/26	4,757	4,348
	Altria Group Inc.	4.800%	2/14/29	4,316	4,090
	Altria Group Inc.	3.400%	5/6/30	7,476	6,371
	Altria Group Inc.	2.450%	2/4/32	15,080	11,357
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	14,095	13,920
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	24,279	24,742
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	21,938	20,558
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,919	2,993
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,517	8,013
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,050	3,662
	Avery Dennison Corp.	4.875%	12/6/28	4,125	4,132
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,857
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	3.557%	8/15/27	19,604	17,952
	BAT Capital Corp.	2.259%	3/25/28	12,241	10,244
	BAT Capital Corp.	3.462%	9/6/29	4,604	3,942
	BAT Capital Corp.	4.906%	4/2/30	4,126	3,832
	BAT Capital Corp.	2.726%	3/25/31	17,720	13,957
	BAT Capital Corp.	4.742%	3/16/32	7,145	6,358
	BAT International Finance plc	4.448%	3/16/28	6,155	5,821
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	4,440
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,568	7,067
	Campbell Soup Co.	4.150%	3/15/28	3,095	3,030
	Campbell Soup Co.	2.375%	4/24/30	6,965	5,883
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,964
	Clorox Co.	3.100%	10/1/27	5,440	5,194
	Clorox Co.	3.900%	5/15/28	200	196
	Clorox Co.	4.400%	5/1/29	2,000	1,995
	Clorox Co.	1.800%	5/15/30	5,445	4,452
	Clorox Co.	4.600%	5/1/32	4,000	4,016
	Coca-Cola Co.	1.500%	3/5/28	7,030	6,250
	Coca-Cola Co.	1.000%	3/15/28	15,468	13,344
	Coca-Cola Co.	2.125%	9/6/29	3,841	3,428
	Coca-Cola Co.	3.450%	3/25/30	4,964	4,813
	Coca-Cola Co.	1.650%	6/1/30	13,794	11,691
	Coca-Cola Co.	2.000%	3/5/31	2,950	2,540
	Coca-Cola Co.	1.375%	3/15/31	19,604	15,964
	Coca-Cola Co.	2.250%	1/5/32	10,055	8,760
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,550	7,674
	Conagra Brands Inc.	1.375%	11/1/27	4,024	3,355
	Conagra Brands Inc.	4.850%	11/1/28	8,716	8,591
	Constellation Brands Inc.	3.600%	2/15/28	3,797	3,601
	Constellation Brands Inc.	4.650%	11/15/28	5,728	5,659
	Constellation Brands Inc.	3.150%	8/1/29	6,358	5,727
	Constellation Brands Inc.	2.875%	5/1/30	901	783
	Constellation Brands Inc.	2.250%	8/1/31	11,224	9,098
	Constellation Brands Inc.	4.750%	5/9/32	8,065	7,964
	Costco Wholesale Corp.	1.600%	4/20/30	18,824	15,879
	Costco Wholesale Corp.	1.750%	4/20/32	6,680	5,499
	Diageo Capital plc	3.875%	5/18/28	4,188	4,158
	Diageo Capital plc	2.375%	10/24/29	8,450	7,492
	Diageo Capital plc	2.000%	4/29/30	2,285	1,951
	Diageo Capital plc	2.125%	4/29/32	2,765	2,305
	Dollar General Corp.	4.125%	5/1/28	3,800	3,707
	Dollar General Corp.	3.500%	4/3/30	9,345	8,610
	Dollar Tree Inc.	4.200%	5/15/28	8,887	8,626
	Dollar Tree Inc.	2.650%	12/1/31	6,310	5,189
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,441	4,842
	Estee Lauder Cos. Inc.	2.600%	4/15/30	7,997	7,175
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,037	4,251
	Flowers Foods Inc.	2.400%	3/15/31	3,620	2,964
	General Mills Inc.	4.200%	4/17/28	5,848	5,795
	General Mills Inc.	2.875%	4/15/30	7,515	6,638
	General Mills Inc.	2.250%	10/14/31	3,004	2,465
[3]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	6,600	6,170
[3]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	15,000	13,841
	Hershey Co.	2.450%	11/15/29	2,365	2,117
	Hershey Co.	1.700%	6/1/30	1,410	1,182
	Hormel Foods Corp.	1.700%	6/3/28	3,250	2,872
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,478
	Ingredion Inc.	2.900%	6/1/30	4,966	4,311
	J M Smucker Co.	3.375%	12/15/27	2,539	2,424
	J M Smucker Co.	2.375%	3/15/30	6,055	5,145
	Kellogg Co.	3.400%	11/15/27	5,699	5,440
	Kellogg Co.	4.300%	5/15/28	2,715	2,709
	Kellogg Co.	2.100%	6/1/30	2,950	2,444
[1]	Kellogg Co.	7.450%	4/1/31	4,032	4,658
	Keurig Dr Pepper Inc.	3.950%	4/15/29	10,000	9,548
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,356	5,684
	Keurig Dr Pepper Inc.	2.250%	3/15/31	1,060	871
	Keurig Dr Pepper Inc.	4.050%	4/15/32	10,000	9,358
	Kimberly-Clark Corp.	1.050%	9/15/27	5,857	5,112

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	3.950%	11/1/28	2,557	2,549
	Kimberly-Clark Corp.	3.200%	4/25/29	5,550	5,293
	Kimberly-Clark Corp.	3.100%	3/26/30	6,322	5,934
	Kimberly-Clark Corp.	2.000%	11/2/31	4,800	4,035
	Kraft Heinz Foods Co.	3.750%	4/1/30	8,250	7,624
	Kraft Heinz Foods Co.	4.250%	3/1/31	8,175	7,775
	Kroger Co.	3.700%	8/1/27	1,849	1,798
	Kroger Co.	4.500%	1/15/29	3,183	3,163
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,176
	Kroger Co.	2.200%	5/1/30	9,693	8,171
	Kroger Co.	1.700%	1/15/31	3,470	2,759
	McCormick & Co. Inc.	3.400%	8/15/27	10,278	9,811
	McCormick & Co. Inc.	2.500%	4/15/30	4,325	3,696
	McCormick & Co. Inc.	1.850%	2/15/31	2,036	1,618
	Mondelez International Inc.	2.750%	4/13/30	7,368	6,468
	Mondelez International Inc.	1.500%	2/4/31	4,453	3,494
	Mondelez International Inc.	3.000%	3/17/32	5,535	4,841
	PepsiCo Inc.	3.000%	10/15/27	11,989	11,677
	PepsiCo Inc.	7.000%	3/1/29	700	824
	PepsiCo Inc.	2.625%	7/29/29	6,905	6,395
	PepsiCo Inc.	2.750%	3/19/30	8,985	8,275
	PepsiCo Inc.	1.625%	5/1/30	16,105	13,657
	PepsiCo Inc.	1.950%	10/21/31	9,115	7,773
	Philip Morris International Inc.	3.125%	8/17/27	2,845	2,670
	Philip Morris International Inc.	3.125%	3/2/28	5,553	5,077
	Philip Morris International Inc.	3.375%	8/15/29	5,768	5,199
	Philip Morris International Inc.	2.100%	5/1/30	6,919	5,652
	Philip Morris International Inc.	1.750%	11/1/30	1,432	1,110
	Procter & Gamble Co.	3.000%	3/25/30	8,314	7,846
	Procter & Gamble Co.	1.200%	10/29/30	16,276	13,299
	Procter & Gamble Co.	1.950%	4/23/31	4,008	3,462
	Procter & Gamble Co.	2.300%	2/1/32	3,000	2,664
	Sysco Corp.	3.250%	7/15/27	9,367	8,920
	Sysco Corp.	2.400%	2/15/30	6,325	5,404
	Sysco Corp.	5.950%	4/1/30	7,326	7,816
	Sysco Corp.	2.450%	12/14/31	3,000	2,494
	Target Corp.	3.375%	4/15/29	9,985	9,604
	Target Corp.	2.350%	2/15/30	4,767	4,211
	Target Corp.	2.650%	9/15/30	227	204
	Tyson Foods Inc.	4.350%	3/1/29	8,368	8,269
	Unilever Capital Corp.	2.125%	9/6/29	10,234	9,013
	Unilever Capital Corp.	1.375%	9/14/30	4,998	4,063
	Unilever Capital Corp.	1.750%	8/12/31	7,515	6,196
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,115	3,634
	Walmart Inc.	3.700%	6/26/28	22,797	22,699
	Walmart Inc.	1.500%	9/22/28	6,000	5,260
	Walmart Inc.	3.250%	7/8/29	10,598	10,212
	Walmart Inc.	2.375%	9/24/29	10,818	9,830
	Walmart Inc.	1.800%	9/22/31	3,475	2,954
					821,182
Energy (2.4%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	7,316	6,918
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,494
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,287
	Boardwalk Pipelines LP	4.450%	7/15/27	2,715	2,632
	Boardwalk Pipelines LP	4.800%	5/3/29	3,215	3,120
	Boardwalk Pipelines LP	3.400%	2/15/31	2,833	2,419
	BP Capital Markets America Inc.	3.937%	9/21/28	10,672	10,428
	BP Capital Markets America Inc.	4.234%	11/6/28	14,680	14,586
	BP Capital Markets America Inc.	3.633%	4/6/30	12,507	11,840
	BP Capital Markets America Inc.	1.749%	8/10/30	4,721	3,879
	BP Capital Markets America Inc.	2.721%	1/12/32	16,288	14,033
	BP Capital Markets plc	3.279%	9/19/27	9,535	9,134
	BP Capital Markets plc	3.723%	11/28/28	5,477	5,306
	Burlington Resources LLC	7.200%	8/15/31	600	712
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,566	5,764
	Cenovus Energy Inc.	4.400%	4/15/29	7,510	7,238
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,617	11,575
	Chevron Corp.	2.236%	5/11/30	14,825	13,043
	Chevron USA Inc.	1.018%	8/12/27	4,940	4,312
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	3.850%	1/15/28	5,262	5,234
	Chevron USA Inc.	3.250%	10/15/29	6,075	5,753
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,155
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	13,975	14,256
	ConocoPhillips	4.300%	8/15/28	4,510	4,562
	ConocoPhillips	2.400%	2/15/31	4,590	3,934
	ConocoPhillips Co.	6.950%	4/15/29	9,723	11,123
	Continental Resources Inc.	4.375%	1/15/28	4,906	4,611
[3]	Coterra Energy Inc.	4.375%	3/15/29	4,275	4,191
	Devon Energy Corp.	5.250%	10/15/27	3,506	3,526
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,162
	Devon Energy Corp.	4.500%	1/15/30	4,992	4,706
	Devon Energy Corp.	7.875%	9/30/31	3,000	3,513
	Diamondback Energy Inc.	3.500%	12/1/29	7,083	6,490
	Diamondback Energy Inc.	3.125%	3/24/31	8,522	7,423
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,000	3,621
	Enbridge Inc.	3.700%	7/15/27	5,921	5,678
	Enbridge Inc.	3.125%	11/15/29	6,077	5,502
	Energy Transfer LP	4.000%	10/1/27	5,615	5,311
	Energy Transfer LP	4.950%	5/15/28	8,275	8,104
	Energy Transfer LP	4.950%	6/15/28	10,900	10,741
	Energy Transfer LP	5.250%	4/15/29	12,312	12,201
	Energy Transfer LP	4.150%	9/15/29	3,640	3,319
	Energy Transfer LP	3.750%	5/15/30	11,775	10,603
	Enterprise Products Operating LLC	4.150%	10/16/28	7,125	6,951
	Enterprise Products Operating LLC	3.125%	7/31/29	10,059	9,057
	Enterprise Products Operating LLC	2.800%	1/31/30	8,290	7,265
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	3,907
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,299	7,389
	EOG Resources Inc.	4.375%	4/15/30	6,346	6,377
	EQT Corp.	3.900%	10/1/27	6,225	5,817
	EQT Corp.	5.000%	1/15/29	5,200	5,034
	EQT Corp.	7.500%	2/1/30	7,400	7,957
	Exxon Mobil Corp.	2.275%	8/16/26	1,591	1,510
	Exxon Mobil Corp.	2.440%	8/16/29	8,453	7,599
	Exxon Mobil Corp.	3.482%	3/19/30	15,545	14,898
	Exxon Mobil Corp.	2.610%	10/15/30	13,835	12,434
	Halliburton Co.	2.920%	3/1/30	3,628	3,213
	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	3,626
	Hess Corp.	4.300%	4/1/27	1,743	1,700
	Hess Corp.	7.300%	8/15/31	3,801	4,254
[3]	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,840
	Kinder Morgan Inc.	4.300%	3/1/28	15,784	15,379
	Kinder Morgan Inc.	2.000%	2/15/31	7,005	5,604
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,060	1,231
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	3,680
	Marathon Oil Corp.	4.400%	7/15/27	6,265	6,121
	Marathon Petroleum Corp.	3.800%	4/1/28	5,156	4,879
	MPLX LP	4.250%	12/1/27	4,146	3,994
	MPLX LP	4.000%	3/15/28	7,538	7,149
	MPLX LP	4.800%	2/15/29	7,430	7,315
	MPLX LP	2.650%	8/15/30	14,288	11,929
	NOV Inc.	3.600%	12/1/29	2,495	2,239
	ONEOK Inc.	4.000%	7/13/27	4,949	4,768
	ONEOK Inc.	4.550%	7/15/28	6,453	6,239
	ONEOK Inc.	4.350%	3/15/29	8,608	8,094
	ONEOK Inc.	3.400%	9/1/29	6,125	5,405
	ONEOK Inc.	3.100%	3/15/30	3,390	2,914
	ONEOK Inc.	6.350%	1/15/31	600	627
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,973
	Ovintiv Inc.	7.375%	11/1/31	4,550	5,022
	Phillips 66	3.900%	3/15/28	1,651	1,604
	Phillips 66	2.150%	12/15/30	6,098	4,978
[3]	Phillips 66 Co.	3.750%	3/1/28	4,595	4,368
[3]	Phillips 66 Co.	3.150%	12/15/29	4,375	3,920
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,297	7,591
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,597	6,260
	Plains All American Pipeline LP	3.550%	12/15/29	9,023	7,962
	Plains All American Pipeline LP	3.800%	9/15/30	4,510	3,991
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,756	12,267

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	17,208	16,531
	Schlumberger Investment SA	2.650%	6/26/30	12,053	10,599
	Shell International Finance BV	3.875%	11/13/28	5,260	5,190
	Shell International Finance BV	2.375%	11/7/29	12,941	11,430
	Shell International Finance BV	2.750%	4/6/30	14,975	13,522
	Suncor Energy Inc.	7.150%	2/1/32	4,000	4,527
	Targa Resources Corp.	4.200%	2/1/33	5,000	4,529
	Targa Resources Partners LP	6.500%	7/15/27	3,000	3,066
	Targa Resources Partners LP	5.000%	1/15/28	4,800	4,586
	Targa Resources Partners LP	6.875%	1/15/29	5,000	5,103
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,665
	Targa Resources Partners LP	4.875%	2/1/31	6,875	6,272
	Targa Resources Partners LP	4.000%	1/15/32	7,505	6,436
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,900	2,064
	Tosco Corp.	8.125%	2/15/30	2,469	3,007
	TotalEnergies Capital International SA	3.455%	2/19/29	8,305	7,915
	TotalEnergies Capital International SA	2.829%	1/10/30	6,642	6,020
	TotalEnergies Capital SA	3.883%	10/11/28	7,994	7,879
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,472	10,188
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	12,305
	TransCanada PipeLines Ltd.	2.500%	10/12/31	12,969	10,775
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,905	3,790
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,329	9,276
	Valero Energy Corp.	2.150%	9/15/27	3,493	3,114
	Valero Energy Corp.	4.350%	6/1/28	8,360	8,131
	Valero Energy Corp.	4.000%	4/1/29	7,519	7,097
	Valero Energy Corp.	2.800%	12/1/31	6,490	5,443
	Valero Energy Corp.	7.500%	4/15/32	3,000	3,457
	Valero Energy Partners LP	4.500%	3/15/28	3,799	3,745
	Williams Cos. Inc.	3.500%	11/15/30	9,525	8,578
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,510
	Williams Cos. Inc.	2.600%	3/15/31	12,437	10,421
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,788
					786,729
Financials (11.0%)
[1]	Aegon NV	5.500%	4/11/48	4,475	4,300
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,772	11,562
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,691	4,423
	AerCap Ireland Capital DAC	3.875%	1/23/28	7,190	6,479
	AerCap Ireland Capital DAC	3.000%	10/29/28	26,795	22,542
	AerCap Ireland Capital DAC	3.300%	1/30/32	30,420	24,242
	Affiliated Managers Group Inc.	3.300%	6/15/30	6,940	6,236
	Aflac Inc.	3.600%	4/1/30	9,767	9,242
	Air Lease Corp.	3.625%	4/1/27	1,694	1,567
	Air Lease Corp.	3.625%	12/1/27	6,693	5,954
	Air Lease Corp.	2.100%	9/1/28	7,260	5,887
	Air Lease Corp.	4.625%	10/1/28	2,724	2,518
	Air Lease Corp.	3.250%	10/1/29	4,005	3,337
[1]	Air Lease Corp.	3.000%	2/1/30	4,943	4,012
	Air Lease Corp.	3.125%	12/1/30	4,777	3,893
	Air Lease Corp.	2.875%	1/15/32	4,000	3,121
	Alleghany Corp.	3.625%	5/15/30	4,635	4,337
	Allstate Corp.	1.450%	12/15/30	4,222	3,351
	Ally Financial Inc.	2.200%	11/2/28	9,070	7,391
[1]	Ally Financial Inc.	8.000%	11/1/31	17,633	19,606
	American Express Co.	4.989%	5/26/33	5,594	5,592
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,058
	American International Group Inc.	4.200%	4/1/28	2,193	2,156
	American International Group Inc.	4.250%	3/15/29	1,928	1,873
	American International Group Inc.	3.400%	6/30/30	8,336	7,649
[1]	American International Group Inc.	5.750%	4/1/48	5,160	4,632
	Ameriprise Financial Inc.	4.500%	5/13/32	3,700	3,636
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	2,625	2,297
	Aon Corp.	4.500%	12/15/28	200	197
	Aon Corp.	3.750%	5/2/29	4,952	4,677
	Aon Corp.	2.800%	5/15/30	9,573	8,378
	Aon Corp.	2.600%	12/2/31	5,000	4,214
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.875%	6/15/28	7,271	5,784
	Ares Capital Corp.	3.200%	11/15/31	5,880	4,268
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,175	2,598
	Assurant Inc.	4.900%	3/27/28	3,625	3,594
	Assurant Inc.	3.700%	2/22/30	2,505	2,221
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,325	2,885
	Athene Holding Ltd.	4.125%	1/12/28	4,305	4,014
	Athene Holding Ltd.	6.150%	4/3/30	8,461	8,448
	Athene Holding Ltd.	3.500%	1/15/31	7,163	6,062
	AXA SA	8.600%	12/15/30	9,983	11,823
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,263
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,962
	AXIS Specialty Finance plc	4.000%	12/6/27	3,305	3,198
	Banco Santander SA	3.800%	2/23/28	2,421	2,267
	Banco Santander SA	4.379%	4/12/28	5,625	5,412
	Banco Santander SA	3.306%	6/27/29	7,211	6,555
	Banco Santander SA	3.490%	5/28/30	17,155	15,183
	Banco Santander SA	2.749%	12/3/30	7,219	5,734
	Banco Santander SA	2.958%	3/25/31	8,035	6,736
[1]	Bank of America Corp.	4.250%	10/22/26	87	86
[1]	Bank of America Corp.	3.248%	10/21/27	19,299	18,205
[1]	Bank of America Corp.	3.593%	7/21/28	17,422	16,443
[1]	Bank of America Corp.	3.419%	12/20/28	50,666	47,193
[1]	Bank of America Corp.	3.970%	3/5/29	16,444	15,690
[1]	Bank of America Corp.	2.087%	6/14/29	15,355	13,149
[1]	Bank of America Corp.	4.271%	7/23/29	35,710	34,342
[1]	Bank of America Corp.	3.974%	2/7/30	20,505	19,265
[1]	Bank of America Corp.	3.194%	7/23/30	6,143	5,495
[1]	Bank of America Corp.	2.884%	10/22/30	6,015	5,261
[1]	Bank of America Corp.	2.496%	2/13/31	30,570	25,871
[1]	Bank of America Corp.	2.592%	4/29/31	18,613	15,786
[1]	Bank of America Corp.	1.898%	7/23/31	25,045	20,038
[1]	Bank of America Corp.	1.922%	10/24/31	18,184	14,493
[1]	Bank of America Corp.	2.651%	3/11/32	15,483	12,999
	Bank of America Corp.	2.687%	4/22/32	51,030	42,879
	Bank of America Corp.	2.299%	7/21/32	41,627	33,647
	Bank of America Corp.	2.572%	10/20/32	15,925	13,140
	Bank of America Corp.	2.972%	2/4/33	38,707	32,993
	Bank of America Corp.	4.571%	4/27/33	15,000	14,598
	Bank of America Corp.	2.482%	9/21/36	17,710	13,772
	Bank of America Corp.	3.846%	3/8/37	19,257	16,678
[1]	Bank of Montreal	3.803%	12/15/32	9,320	8,654
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,319	9,877
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	495	429
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,373	9,592
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,805	1,462
	Bank of New York Mellon Corp.	2.500%	1/26/32	2,365	2,018
	Bank of Nova Scotia	2.150%	8/1/31	5,305	4,336
	Bank of Nova Scotia	2.450%	2/2/32	4,383	3,640
	Bank of Nova Scotia	4.588%	5/4/37	9,154	8,416
	BankUnited Inc.	5.125%	6/11/30	4,400	4,208
	Barclays plc	4.337%	1/10/28	5,095	4,872
	Barclays plc	4.836%	5/9/28	19,578	18,847
[1]	Barclays plc	4.972%	5/16/29	14,033	13,772
[1]	Barclays plc	5.088%	6/20/30	9,165	8,681
	Barclays plc	2.645%	6/24/31	7,973	6,618
	Barclays plc	2.667%	3/10/32	3,262	2,631
	Barclays plc	2.894%	11/24/32	9,880	7,950
	Barclays plc	3.564%	9/23/35	16,016	13,204
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,138	5,249
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,054	3,293
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,050	1,838
	BlackRock Inc.	3.250%	4/30/29	8,003	7,553
	BlackRock Inc.	2.400%	4/30/30	8,145	7,129
	BlackRock Inc.	1.900%	1/28/31	4,801	3,982
	BlackRock Inc.	2.100%	2/25/32	5,144	4,247
[3]	Blackstone Private Credit Fund	4.000%	1/15/29	2,305	1,888
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	4,885	3,918
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,851
	Brookfield Finance Inc.	3.900%	1/25/28	8,925	8,527
	Brookfield Finance Inc.	4.850%	3/29/29	7,625	7,535

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	8,031
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	3,390
	Brown & Brown Inc.	4.500%	3/15/29	2,905	2,850
	Brown & Brown Inc.	2.375%	3/15/31	5,394	4,273
	Brown & Brown Inc.	4.200%	3/17/32	7,000	6,373
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	7,472	6,785
	Capital One Financial Corp.	1.878%	11/2/27	200	175
	Capital One Financial Corp.	3.800%	1/31/28	16,562	15,616
	Capital One Financial Corp.	3.273%	3/1/30	1,250	1,107
	Capital One Financial Corp.	2.359%	7/29/32	5,485	4,176
	Capital One Financial Corp.	2.618%	11/2/32	3,670	2,941
	Capital One Financial Corp.	5.268%	5/10/33	5,753	5,644
	Cboe Global Markets Inc.	1.625%	12/15/30	4,740	3,800
	Charles Schwab Corp.	3.450%	2/13/26	300	297
	Charles Schwab Corp.	3.200%	1/25/28	6,362	6,085
	Charles Schwab Corp.	2.000%	3/20/28	11,737	10,482
	Charles Schwab Corp.	4.000%	2/1/29	7,227	7,109
	Charles Schwab Corp.	3.250%	5/22/29	6,456	6,007
	Charles Schwab Corp.	2.750%	10/1/29	5,115	4,600
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,316
	Charles Schwab Corp.	2.300%	5/13/31	15,279	12,921
	Charles Schwab Corp.	2.900%	3/3/32	5,050	4,442
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,748	10,190
	CI Financial Corp.	3.200%	12/17/30	9,650	7,512
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	3,645
	Citigroup Inc.	4.450%	9/29/27	38,171	37,528
	Citigroup Inc.	6.625%	1/15/28	900	989
[1]	Citigroup Inc.	3.668%	7/24/28	20,788	19,656
	Citigroup Inc.	4.125%	7/25/28	3,582	3,439
[1]	Citigroup Inc.	3.520%	10/27/28	23,500	21,932
[1]	Citigroup Inc.	4.075%	4/23/29	7,331	6,975
[1]	Citigroup Inc.	3.980%	3/20/30	24,487	22,912
[1]	Citigroup Inc.	2.976%	11/5/30	13,767	12,014
[1]	Citigroup Inc.	2.666%	1/29/31	17,300	14,692
[1]	Citigroup Inc.	4.412%	3/31/31	45,821	43,885
[1]	Citigroup Inc.	2.572%	6/3/31	23,591	19,845
	Citigroup Inc.	2.520%	11/3/32	10,313	8,361
	Citigroup Inc.	3.057%	1/25/33	16,377	13,911
	Citigroup Inc.	3.785%	3/17/33	20,480	18,494
	Citigroup Inc.	4.910%	5/24/33	33,455	33,025
	Citizens Financial Group Inc.	2.500%	2/6/30	3,844	3,232
	Citizens Financial Group Inc.	3.250%	4/30/30	5,774	5,126
	Citizens Financial Group Inc.	5.641%	5/21/37	2,000	1,967
	CME Group Inc.	3.750%	6/15/28	4,750	4,684
	CME Group Inc.	2.650%	3/15/32	5,000	4,416
	CNA Financial Corp.	3.450%	8/15/27	3,783	3,578
	CNA Financial Corp.	3.900%	5/1/29	5,442	5,116
	CNA Financial Corp.	2.050%	8/15/30	2,625	2,113
	CNO Financial Group Inc.	5.250%	5/30/29	1,910	1,845
	Comerica Inc.	4.000%	2/1/29	887	861
[3]	Corebridge Financial Inc.	3.850%	4/5/29	12,975	11,972
[3]	Corebridge Financial Inc.	3.900%	4/5/32	14,640	13,137
[1]	Deutsche Bank AG	3.547%	9/18/31	14,484	12,095
	Deutsche Bank AG	3.035%	5/28/32	534	423
[1]	Discover Bank	4.650%	9/13/28	8,113	7,803
[1]	Discover Bank	2.700%	2/6/30	5,959	4,962
	Enstar Group Ltd.	4.950%	6/1/29	12,080	11,554
	Enstar Group Ltd.	3.100%	9/1/31	556	441
	Equitable Holdings Inc.	7.000%	4/1/28	2,774	3,060
	Equitable Holdings Inc.	4.350%	4/20/28	9,407	9,087
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	3,414	3,393
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,500	5,281
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	3,461
	Fidelity National Financial Inc.	4.500%	8/15/28	4,827	4,644
	Fidelity National Financial Inc.	3.400%	6/15/30	5,988	5,248
	Fifth Third Bancorp	3.950%	3/14/28	5,296	5,146
	Fifth Third Bancorp	4.337%	4/25/33	4,750	4,519
	First American Financial Corp.	4.000%	5/15/30	3,877	3,475
	First American Financial Corp.	2.400%	8/15/31	5,000	3,828
[1]	First Horizon Bank	5.750%	5/1/30	5,000	5,104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	2,615	2,714
	Franklin Resources Inc.	1.600%	10/30/30	3,532	2,773
	FS KKR Capital Corp.	3.125%	10/12/28	3,860	3,072
	GATX Corp.	3.500%	3/15/28	4,177	3,900
	GATX Corp.	4.550%	11/7/28	3,581	3,503
	GATX Corp.	4.700%	4/1/29	1,760	1,715
	GATX Corp.	4.000%	6/30/30	4,756	4,392
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,000	4,680
	Globe Life Inc.	4.550%	9/15/28	5,546	5,460
	Globe Life Inc.	2.150%	8/15/30	3,125	2,559
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	3,462	3,282
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	21,882	20,632
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,038	24,993
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,140	972
	Goldman Sachs Group Inc.	3.800%	3/15/30	31,974	29,619
	Goldman Sachs Group Inc.	1.992%	1/27/32	18,087	14,301
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,884	30,602
	Goldman Sachs Group Inc.	2.383%	7/21/32	24,990	20,227
	Goldman Sachs Group Inc.	2.650%	10/21/32	25,082	20,677
	Goldman Sachs Group Inc.	3.102%	2/24/33	24,835	21,238
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,472
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,390	5,699
	HSBC Holdings plc	1.589%	5/24/27	275	242
[1]	HSBC Holdings plc	2.013%	9/22/28	16,022	13,709
[1]	HSBC Holdings plc	4.583%	6/19/29	30,842	29,704
	HSBC Holdings plc	2.206%	8/17/29	11,043	9,275
	HSBC Holdings plc	4.950%	3/31/30	21,654	21,382
[1]	HSBC Holdings plc	3.973%	5/22/30	23,127	21,307
[1]	HSBC Holdings plc	2.848%	6/4/31	12,243	10,340
[1]	HSBC Holdings plc	2.357%	8/18/31	13,150	10,674
[1]	HSBC Holdings plc	7.625%	5/17/32	1,054	1,207
	HSBC Holdings plc	2.804%	5/24/32	11,483	9,427
	HSBC Holdings plc	2.871%	11/22/32	22,669	18,569
	HSBC Holdings plc	4.762%	3/29/33	13,000	12,007
	Huntington Bancshares Inc.	2.550%	2/4/30	8,000	6,807
	Huntington Bancshares Inc.	2.487%	8/15/36	4,534	3,516
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,770	5,722
	ING Groep NV	4.550%	10/2/28	9,866	9,602
	ING Groep NV	4.050%	4/9/29	6,638	6,231
	ING Groep NV	2.727%	4/1/32	2,267	1,889
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,631	3,427
	Intercontinental Exchange Inc.	4.000%	9/15/27	4,000	3,935
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,155	3,993
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,000	7,888
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,776	9,862
[3]	Jackson Financial Inc.	3.125%	11/23/31	3,598	2,868
	Jefferies Group LLC	4.150%	1/23/30	3,739	3,346
	Jefferies Group LLC	2.625%	10/15/31	5,423	4,174
	JPMorgan Chase & Co.	4.250%	10/1/27	9,947	9,850
	JPMorgan Chase & Co.	3.625%	12/1/27	4,026	3,867
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	13,958	12,431
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	9,759	9,135
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	17,707	16,977
	JPMorgan Chase & Co.	2.069%	6/1/29	12,040	10,354
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	19,151	18,468
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	29,527	28,744
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	22,313	20,779
	JPMorgan Chase & Co.	4.565%	6/14/30	11,100	10,913
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	28,412	24,771
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,180	22,638
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	19,150	16,325
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	25,407	21,987
	JPMorgan Chase & Co.	1.764%	11/19/31	9,442	7,474
	JPMorgan Chase & Co.	1.953%	2/4/32	32,425	25,900
	JPMorgan Chase & Co.	2.580%	4/22/32	41,115	34,619
	JPMorgan Chase & Co.	2.545%	11/8/32	22,315	18,541
	JPMorgan Chase & Co.	2.963%	1/25/33	27,535	23,643
	JPMorgan Chase & Co.	4.586%	4/26/33	7,000	6,883
	Kemper Corp.	2.400%	9/30/30	3,645	2,963

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kemper Corp.	3.800%	2/23/32	2,100	1,855
[1]	KeyBank NA	4.390%	12/14/27	1,320	1,314
[1]	KeyBank NA	6.950%	2/1/28	500	549
[1]	KeyCorp	4.100%	4/30/28	5,370	5,178
[1]	KeyCorp	2.550%	10/1/29	4,638	4,004
	Lazard Group LLC	4.500%	9/19/28	3,667	3,517
	Lazard Group LLC	4.375%	3/11/29	4,576	4,362
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,277
	Lincoln National Corp.	3.050%	1/15/30	4,348	3,794
	Lincoln National Corp.	3.400%	1/15/31	2,952	2,629
	Lloyds Banking Group plc	4.650%	3/24/26	103	101
	Lloyds Banking Group plc	4.375%	3/22/28	13,769	13,371
	Lloyds Banking Group plc	4.550%	8/16/28	4,205	4,110
[1]	Lloyds Banking Group plc	3.574%	11/7/28	16,511	15,460
	Loews Corp.	3.200%	5/15/30	3,201	2,911
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,655	3,462
	Manulife Financial Corp.	3.703%	3/16/32	4,190	3,852
	Markel Corp.	3.500%	11/1/27	3,115	2,989
	Markel Corp.	3.350%	9/17/29	2,500	2,292
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	13,737	13,574
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,376	5,383
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,200	2,698
	Mastercard Inc.	3.500%	2/26/28	6,330	6,240
	Mastercard Inc.	2.950%	6/1/29	10,099	9,470
	Mastercard Inc.	3.350%	3/26/30	12,696	12,114
	Mastercard Inc.	1.900%	3/15/31	1,560	1,332
	Mastercard Inc.	2.000%	11/18/31	6,214	5,251
	MetLife Inc.	4.550%	3/23/30	6,955	7,012
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	11,245	10,638
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,648	12,205
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,758	4,588
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,929	12,173
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	13,566	12,243
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,186	6,165
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,500	6,123
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	24,911	20,287
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,030	2,576
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,222	4,060
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,426	10,603
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,335	6,061
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,159	5,927
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,290	5,591
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,166	4,495
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	2,175	1,826
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,980	8,927
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,802	6,985
	Mizuho Financial Group Inc.	2.564%	9/13/31	7,264	5,811
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,098	877
[1]	Morgan Stanley	3.591%	7/22/28	22,592	21,381
[1]	Morgan Stanley	3.772%	1/24/29	28,356	26,955
[1]	Morgan Stanley	4.431%	1/23/30	25,084	24,347
[1]	Morgan Stanley	2.699%	1/22/31	24,739	21,447
[1]	Morgan Stanley	3.622%	4/1/31	29,010	26,672
[1]	Morgan Stanley	1.794%	2/13/32	14,260	11,228
[1]	Morgan Stanley	1.928%	4/28/32	13,171	10,449
[1]	Morgan Stanley	2.239%	7/21/32	30,762	24,996
[1]	Morgan Stanley	2.511%	10/20/32	20,155	16,689
	Morgan Stanley	2.943%	1/21/33	15,555	13,335
	Morgan Stanley	2.484%	9/16/36	23,683	18,211
	Morgan Stanley	5.297%	4/20/37	14,690	14,251
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,591	4,420
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,255	3,242
	Nasdaq Inc.	1.650%	1/15/31	1,550	1,217
	NatWest Group plc	5.516%	9/30/28	5,000	5,041
[1]	NatWest Group plc	4.892%	5/18/29	15,418	14,946
[1]	NatWest Group plc	5.076%	1/27/30	13,261	12,989
[1]	NatWest Group plc	4.445%	5/8/30	9,115	8,609
[1]	NatWest Group plc	3.032%	11/28/35	3,597	2,898
[4]	Nomura Holdings Inc.	5.386%	7/6/27	5,000	5,001
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.172%	7/14/28	6,313	5,322
	Nomura Holdings Inc.	2.710%	1/22/29	3,785	3,244
[4]	Nomura Holdings Inc.	5.605%	7/6/29	5,000	5,002
	Nomura Holdings Inc.	3.103%	1/16/30	17,530	14,915
	Nomura Holdings Inc.	2.679%	7/16/30	3,970	3,251
	Nomura Holdings Inc.	2.608%	7/14/31	2,860	2,276
	Nomura Holdings Inc.	2.999%	1/22/32	5,890	4,783
	Northern Trust Corp.	3.650%	8/3/28	5,446	5,324
	Northern Trust Corp.	3.150%	5/3/29	4,533	4,253
	Northern Trust Corp.	1.950%	5/1/30	2,601	2,208
	ORIX Corp.	3.700%	7/18/27	4,000	3,882
	ORIX Corp.	2.250%	3/9/31	5,025	4,217
	ORIX Corp.	4.000%	4/13/32	3,683	3,516
	Owl Rock Capital Corp.	2.875%	6/11/28	4,885	3,845
	PartnerRe Finance B LLC	3.700%	7/2/29	3,965	3,774
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,121
[1]	PNC Bank NA	3.100%	10/25/27	5,090	4,832
[1]	PNC Bank NA	3.250%	1/22/28	3,670	3,498
[1]	PNC Bank NA	4.050%	7/26/28	11,993	11,606
[1]	PNC Bank NA	2.700%	10/22/29	5,225	4,549
	PNC Financial Services Group Inc.	3.450%	4/23/29	16,760	15,665
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,656	16,227
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,000	1,934
	Primerica Inc.	2.800%	11/19/31	5,000	4,206
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,093
	Principal Financial Group Inc.	2.125%	6/15/30	4,225	3,484
	Progressive Corp.	3.200%	3/26/30	8,912	8,278
[1]	Prudential Financial Inc.	3.878%	3/27/28	1,946	1,905
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,070	1,763
[1]	Prudential Financial Inc.	4.500%	9/15/47	6,413	5,752
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,492	5,350
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	7,785
	Prudential Financial Inc.	5.125%	3/1/52	6,324	5,837
	Prudential plc	3.125%	4/14/30	4,545	4,167
	Prudential plc	3.625%	3/24/32	2,700	2,501
	Raymond James Financial Inc.	4.650%	4/1/30	8,972	8,817
	Regions Financial Corp.	1.800%	8/12/28	5,460	4,643
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	5,812
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,506
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,040	1,942
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,370	2,216
[1]	Royal Bank of Canada	2.300%	11/3/31	12,779	10,643
	Santander Holdings USA Inc.	4.400%	7/13/27	8,074	7,773
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	6,692
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	6,492
[1]	State Street Corp.	4.141%	12/3/29	5,120	5,004
	State Street Corp.	2.400%	1/24/30	12,511	10,906
	State Street Corp.	2.200%	3/3/31	6,739	5,500
	State Street Corp.	3.152%	3/30/31	1,640	1,483
[1]	State Street Corp.	3.031%	11/1/34	3,990	3,502
	Stewart Information Services Corp.	3.600%	11/15/31	2,215	1,837
	Stifel Financial Corp.	4.000%	5/15/30	3,996	3,687
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	10,838
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,549	5,256
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,595	7,295
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	6,140	5,207
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	2,656
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,561	15,646
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,114	4,539
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,175	8,016
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	21,460	18,704
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,899	8,974

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	8,471	6,789
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,360	3,424
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,898	6,389
	SVB Financial Group	2.100%	5/15/28	3,357	2,855
	SVB Financial Group	3.125%	6/5/30	5,074	4,366
	SVB Financial Group	1.800%	2/2/31	3,257	2,513
	SVB Financial Group	4.570%	4/29/33	3,550	3,318
	Synchrony Financial	3.950%	12/1/27	5,311	4,832
	Synchrony Financial	5.150%	3/19/29	6,358	5,954
[1]	Toronto-Dominion Bank	2.000%	9/10/31	5,982	4,865
[1]	Toronto-Dominion Bank	2.450%	1/12/32	4,650	3,893
[1]	Toronto-Dominion Bank	3.200%	3/10/32	13,550	12,087
[1]	Truist Bank	2.250%	3/11/30	9,877	8,271
[1]	Truist Financial Corp.	1.125%	8/3/27	9,019	7,732
[1]	Truist Financial Corp.	3.875%	3/19/29	6,598	6,245
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	7,139
	Unum Group	4.000%	6/15/29	2,000	1,884
[1]	US Bancorp	3.900%	4/26/28	4,504	4,451
[1]	US Bancorp	3.000%	7/30/29	6,510	5,919
[1]	US Bancorp	1.375%	7/22/30	7,278	5,799
[1]	US Bancorp	2.677%	1/27/33	1,715	1,480
	US Bancorp	2.491%	11/3/36	9,422	7,692
	Visa Inc.	0.750%	8/15/27	1,789	1,550
	Visa Inc.	2.750%	9/15/27	2,795	2,668
	Visa Inc.	2.050%	4/15/30	10,305	9,033
	Visa Inc.	1.100%	2/15/31	8,775	7,015
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	3,407
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,439
[1]	Wells Fargo & Co.	4.300%	7/22/27	13,968	13,802
[1]	Wells Fargo & Co.	2.393%	6/2/28	8,293	7,432
[1]	Wells Fargo & Co.	4.150%	1/24/29	15,003	14,505
[1]	Wells Fargo & Co.	2.879%	10/30/30	30,030	26,411
[1]	Wells Fargo & Co.	2.572%	2/11/31	22,781	19,587
[1]	Wells Fargo & Co.	4.478%	4/4/31	25,556	25,000
[1]	Wells Fargo & Co.	3.350%	3/2/33	28,622	25,404
	Western Union Co.	2.750%	3/15/31	3,000	2,468
	Westpac Banking Corp.	1.150%	6/3/26	83	74
	Westpac Banking Corp.	4.043%	8/26/27	2,702	2,686
	Westpac Banking Corp.	3.400%	1/25/28	2,861	2,743
	Westpac Banking Corp.	1.953%	11/20/28	11,640	10,152
	Westpac Banking Corp.	2.650%	1/16/30	2,970	2,640
	Westpac Banking Corp.	4.110%	7/24/34	13,382	12,243
	Westpac Banking Corp.	2.668%	11/15/35	13,725	11,014
	Westpac Banking Corp.	3.020%	11/18/36	11,180	9,012
	Willis North America Inc.	4.500%	9/15/28	4,519	4,342
	Willis North America Inc.	2.950%	9/15/29	3,727	3,192
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	1,952
	Zions Bancorp NA	3.250%	10/29/29	4,227	3,690
					3,587,344
Health Care (3.2%)
	Abbott Laboratories	1.150%	1/30/28	6,283	5,474
	Abbott Laboratories	1.400%	6/30/30	4,350	3,630
	AbbVie Inc.	4.250%	11/14/28	13,860	13,702
	AbbVie Inc.	3.200%	11/21/29	48,220	44,335
	Adventist Health System	2.952%	3/1/29	2,249	2,062
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,640	2,599
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,835	1,582
	Agilent Technologies Inc.	2.750%	9/15/29	3,925	3,437
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,524
	Agilent Technologies Inc.	2.300%	3/12/31	6,100	4,962
	AmerisourceBergen Corp.	3.450%	12/15/27	5,506	5,304
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,048
	AmerisourceBergen Corp.	2.700%	3/15/31	10,324	8,836
	Amgen Inc.	3.200%	11/2/27	8,344	7,979
	Amgen Inc.	1.650%	8/15/28	6,250	5,364
	Amgen Inc.	2.450%	2/21/30	11,976	10,454
	Amgen Inc.	2.300%	2/25/31	17,083	14,509
	Amgen Inc.	2.000%	1/15/32	5,276	4,293
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.350%	2/22/32	9,999	9,156
[1]	Ascension Health	2.532%	11/15/29	6,505	5,855
	AstraZeneca Finance LLC	1.750%	5/28/28	9,663	8,524
	AstraZeneca Finance LLC	2.250%	5/28/31	7,937	6,905
	AstraZeneca plc	4.000%	1/17/29	10,996	10,957
	AstraZeneca plc	1.375%	8/6/30	16,291	13,350
	Banner Health	2.338%	1/1/30	2,725	2,405
	Banner Health	1.897%	1/1/31	2,250	1,863
	Baxter International Inc.	2.272%	12/1/28	10,975	9,609
	Baxter International Inc.	3.950%	4/1/30	4,630	4,437
	Baxter International Inc.	2.539%	2/1/32	17,750	14,972
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	800	656
	Becton Dickinson & Co.	2.823%	5/20/30	2,299	2,021
	Becton Dickinson & Co.	1.957%	2/11/31	5,468	4,423
	Biogen Inc.	2.250%	5/1/30	6,121	5,019
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	7,000	6,220
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,679	3,430
	Boston Scientific Corp.	2.650%	6/1/30	7,460	6,514
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,035	1,789
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,626	4,557
	Bristol-Myers Squibb Co.	3.900%	2/20/28	16,314	16,342
	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,062	14,550
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,675	11,231
	Bristol-Myers Squibb Co.	2.950%	3/15/32	14,600	13,402
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,703
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	3,094
[1]	Cigna Corp.	3.050%	10/15/27	4,447	4,186
	Cigna Corp.	4.375%	10/15/28	17,139	16,982
	Cigna Corp.	2.400%	3/15/30	12,140	10,424
	Cigna Corp.	2.375%	3/15/31	16,478	13,916
	CommonSpirit Health	3.347%	10/1/29	8,195	7,550
	CommonSpirit Health	2.782%	10/1/30	2,100	1,793
	CVS Health Corp.	6.250%	6/1/27	1,090	1,168
	CVS Health Corp.	1.300%	8/21/27	13,551	11,679
	CVS Health Corp.	4.300%	3/25/28	22,400	22,178
	CVS Health Corp.	3.250%	8/15/29	26,119	23,855
	CVS Health Corp.	3.750%	4/1/30	8,113	7,589
	CVS Health Corp.	1.750%	8/21/30	13,415	10,766
	CVS Health Corp.	1.875%	2/28/31	12,236	9,811
	CVS Health Corp.	2.125%	9/15/31	2,305	1,867
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,209	5,244
	DH Europe Finance II Sarl	2.600%	11/15/29	4,373	3,916
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,019	4,898
	Elevance Health Inc.	3.650%	12/1/27	17,389	16,916
	Elevance Health Inc.	4.101%	3/1/28	781	773
	Elevance Health Inc.	2.875%	9/15/29	9,291	8,374
	Elevance Health Inc.	2.250%	5/15/30	13,779	11,769
	Elevance Health Inc.	2.550%	3/15/31	10,969	9,479
	Eli Lilly & Co.	3.375%	3/15/29	3,861	3,763
	Gilead Sciences Inc.	1.200%	10/1/27	3,740	3,221
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,054	11,996
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,160	6,904
	HCA Inc.	5.625%	9/1/28	10,000	9,843
	HCA Inc.	5.875%	2/1/29	5,000	5,005
[3]	HCA Inc.	3.375%	3/15/29	2,775	2,439
	HCA Inc.	4.125%	6/15/29	17,430	15,916
	HCA Inc.	3.500%	9/1/30	21,500	18,334
	HCA Inc.	2.375%	7/15/31	8,250	6,367
[3]	HCA Inc.	3.625%	3/15/32	12,500	10,550
	Humana Inc.	3.125%	8/15/29	3,666	3,314
	Humana Inc.	4.875%	4/1/30	2,770	2,796
	Humana Inc.	2.150%	2/3/32	2,000	1,619
	Illumina Inc.	2.550%	3/23/31	4,275	3,475
	Johnson & Johnson	0.950%	9/1/27	13,990	12,337
	Johnson & Johnson	2.900%	1/15/28	11,630	11,240
	Johnson & Johnson	6.950%	9/1/29	1,775	2,187
	Johnson & Johnson	1.300%	9/1/30	9,498	8,010
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,900	3,763
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,785	5,082

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	1.700%	6/10/27	12,325	11,203
	Merck & Co. Inc.	3.400%	3/7/29	13,228	12,808
	Merck & Co. Inc.	1.450%	6/24/30	8,350	6,936
	Merck & Co. Inc.	2.150%	12/10/31	18,400	15,839
[1]	Mercy Health	4.302%	7/1/28	2,490	2,503
	Mylan Inc.	4.550%	4/15/28	3,000	2,858
	Novartis Capital Corp.	2.200%	8/14/30	9,150	8,069
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,418
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,159
	PerkinElmer Inc.	1.900%	9/15/28	4,048	3,372
	PerkinElmer Inc.	3.300%	9/15/29	10,546	9,271
	PerkinElmer Inc.	2.550%	3/15/31	1,400	1,140
	PerkinElmer Inc.	2.250%	9/15/31	4,305	3,404
	Pfizer Inc.	3.600%	9/15/28	1,132	1,126
	Pfizer Inc.	3.450%	3/15/29	12,149	11,817
	Pfizer Inc.	2.625%	4/1/30	9,125	8,330
	Pfizer Inc.	1.700%	5/28/30	6,725	5,734
	Pfizer Inc.	1.750%	8/18/31	14,674	12,274
	Pharmacia LLC	6.600%	12/1/28	4,971	5,615
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,000	820
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	3,016	2,669
	Quest Diagnostics Inc.	4.200%	6/30/29	5,015	4,869
	Quest Diagnostics Inc.	2.950%	6/30/30	3,748	3,302
	Quest Diagnostics Inc.	2.800%	6/30/31	1,726	1,481
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,029	9,649
	Royalty Pharma plc	2.200%	9/2/30	9,966	8,043
	Royalty Pharma plc	2.150%	9/2/31	7,681	5,997
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	2,884
	Sanofi	3.625%	6/19/28	7,005	6,909
	Smith & Nephew plc	2.032%	10/14/30	7,908	6,269
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,479
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,330	4,499
	Stryker Corp.	3.650%	3/7/28	4,922	4,766
	Stryker Corp.	1.950%	6/15/30	3,346	2,783
[1]	Sutter Health	3.695%	8/15/28	3,125	3,045
[1]	Sutter Health	2.294%	8/15/30	6,025	5,155
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,332	10,537
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,870	19,128
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,055	7,048
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	2,639	2,394
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,340	16,228
[1]	Toledo Hospital	5.325%	11/15/28	2,800	2,632
	UnitedHealth Group Inc.	2.950%	10/15/27	4,735	4,539
	UnitedHealth Group Inc.	3.850%	6/15/28	2,422	2,410
	UnitedHealth Group Inc.	3.875%	12/15/28	7,965	7,922
	UnitedHealth Group Inc.	2.875%	8/15/29	7,480	6,915
	UnitedHealth Group Inc.	2.000%	5/15/30	7,219	6,188
	UnitedHealth Group Inc.	2.300%	5/15/31	17,138	14,839
	UnitedHealth Group Inc.	4.200%	5/15/32	5,597	5,598
[3]	Universal Health Services Inc.	2.650%	10/15/30	8,555	6,818
	Viatris Inc.	2.300%	6/22/27	8,550	7,314
	Viatris Inc.	2.700%	6/22/30	4,200	3,375
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	5,480	4,471
	Zoetis Inc.	3.000%	9/12/27	7,359	6,943
	Zoetis Inc.	3.900%	8/20/28	7,172	6,952
	Zoetis Inc.	2.000%	5/15/30	1,524	1,275
					1,027,393
Industrials (2.5%)
	3M Co.	2.875%	10/15/27	5,475	5,259
[1]	3M Co.	3.625%	9/14/28	5,660	5,566
[1]	3M Co.	3.375%	3/1/29	6,850	6,583
	3M Co.	2.375%	8/26/29	10,022	8,971
	3M Co.	3.050%	4/15/30	3,315	3,076
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,624
	Allegion plc	3.500%	10/1/29	3,400	3,015
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	2,941
	Allegion US Holding Co. Inc.	5.411%	7/1/32	3,700	3,677
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,509	1,381
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,710	3,340
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,232	2,869
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	720	658
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,309	3,886
	Amphenol Corp.	4.350%	6/1/29	2,100	2,061
	Amphenol Corp.	2.800%	2/15/30	10,303	8,962
	Amphenol Corp.	2.200%	9/15/31	2,869	2,347
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	98
	Boeing Co.	3.250%	2/1/28	8,441	7,570
	Boeing Co.	3.250%	3/1/28	4,542	4,078
	Boeing Co.	3.450%	11/1/28	7,031	6,276
	Boeing Co.	3.200%	3/1/29	8,798	7,629
	Boeing Co.	2.950%	2/1/30	6,976	5,789
	Boeing Co.	5.150%	5/1/30	34,035	32,653
	Boeing Co.	3.625%	2/1/31	10,098	8,740
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	2,452	2,400
	Canadian National Railway Co.	6.900%	7/15/28	3,290	3,737
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,020	4,971
	Canadian Pacific Railway Co.	2.050%	3/5/30	5,305	4,490
	Canadian Pacific Railway Co.	2.450%	12/2/31	15,250	13,083
	Carrier Global Corp.	2.722%	2/15/30	23,355	20,185
	Carrier Global Corp.	2.700%	2/15/31	5,071	4,294
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,984	4,377
	Caterpillar Inc.	2.600%	9/19/29	4,212	3,848
	Caterpillar Inc.	2.600%	4/9/30	13,137	11,920
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	5,550
[1]	CNH Industrial NV	3.850%	11/15/27	5,135	4,840
	CSX Corp.	3.800%	3/1/28	5,139	5,023
	CSX Corp.	4.250%	3/15/29	6,073	6,043
	Cummins Inc.	1.500%	9/1/30	4,960	4,020
	Deere & Co.	5.375%	10/16/29	1,490	1,612
	Deere & Co.	3.100%	4/15/30	6,681	6,238
[3]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,607
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,163	5,407
	Dover Corp.	2.950%	11/4/29	1,580	1,436
	Eaton Corp.	3.103%	9/15/27	3,700	3,534
	Emerson Electric Co.	1.800%	10/15/27	6,630	5,940
	Emerson Electric Co.	2.000%	12/21/28	8,255	7,288
	Emerson Electric Co.	1.950%	10/15/30	2,745	2,311
	Emerson Electric Co.	2.200%	12/21/31	14,000	11,846
	FedEx Corp.	3.400%	2/15/28	5,196	4,961
	FedEx Corp.	4.200%	10/17/28	2,155	2,137
	FedEx Corp.	3.100%	8/5/29	6,824	6,227
	FedEx Corp.	4.250%	5/15/30	6,751	6,578
	FedEx Corp.	2.400%	5/15/31	6,310	5,318
	Flowserve Corp.	3.500%	10/1/30	4,510	3,818
	General Dynamics Corp.	2.625%	11/15/27	5,700	5,329
	General Dynamics Corp.	3.750%	5/15/28	6,053	5,956
	General Dynamics Corp.	3.625%	4/1/30	9,668	9,367
[1]	General Electric Co.	6.750%	3/15/32	5,762	6,446
	Honeywell International Inc.	2.700%	8/15/29	6,130	5,633
	Honeywell International Inc.	1.950%	6/1/30	9,839	8,451
	Honeywell International Inc.	1.750%	9/1/31	3,685	3,049
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,495	5,148
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,504	3,834
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,079	3,844
	IDEX Corp.	3.000%	5/1/30	4,366	3,798
[1]	John Deere Capital Corp.	2.800%	9/8/27	5,691	5,429
[1]	John Deere Capital Corp.	3.050%	1/6/28	4,032	3,870
[1]	John Deere Capital Corp.	3.450%	3/7/29	6,716	6,487
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,568	4,205
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,415	6,646
	John Deere Capital Corp.	1.450%	1/15/31	3,781	3,076
	John Deere Capital Corp.	3.900%	6/7/32	17,147	16,945
	Johnson Controls International plc	1.750%	9/15/30	1,870	1,524
	Johnson Controls International plc	2.000%	9/16/31	2,819	2,240
	Kansas City Southern	2.875%	11/15/29	3,540	3,165

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kennametal Inc.	4.625%	6/15/28	1,989	1,937
	Kennametal Inc.	2.800%	3/1/31	200	162
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	4,266
	Kirby Corp.	4.200%	3/1/28	5,070	4,719
	L3Harris Technologies Inc.	4.400%	6/15/28	3,693	3,631
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	12,683	12,457
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,770
	Lennox International Inc.	1.700%	8/1/27	2,910	2,544
	Lockheed Martin Corp.	1.850%	6/15/30	7,272	6,207
	Lockheed Martin Corp.	3.900%	6/15/32	1,875	1,850
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	1,964
	Norfolk Southern Corp.	3.150%	6/1/27	3,743	3,566
	Norfolk Southern Corp.	3.800%	8/1/28	5,623	5,522
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	3,582
	Norfolk Southern Corp.	2.300%	5/15/31	1,315	1,122
	Northrop Grumman Corp.	3.250%	1/15/28	20,116	19,111
	Northrop Grumman Corp.	4.400%	5/1/30	12,719	12,711
	nVent Finance Sarl	4.550%	4/15/28	4,174	4,030
	nVent Finance Sarl	2.750%	11/15/31	925	751
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,056
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,754
	Otis Worldwide Corp.	2.565%	2/15/30	14,490	12,527
	Parker-Hannifin Corp.	4.250%	9/15/27	2,772	2,758
	Parker-Hannifin Corp.	3.250%	6/14/29	9,652	8,826
	Parker-Hannifin Corp.	4.500%	9/15/29	7,000	6,965
[4]	Pentair Finance Sarl	5.900%	7/15/32	2,900	2,902
	Raytheon Technologies Corp.	4.125%	11/16/28	22,459	22,188
	Raytheon Technologies Corp.	2.250%	7/1/30	7,417	6,395
	Raytheon Technologies Corp.	1.900%	9/1/31	8,769	7,183
	Republic Services Inc.	3.375%	11/15/27	8,833	8,437
	Republic Services Inc.	3.950%	5/15/28	1,036	1,018
	Republic Services Inc.	2.300%	3/1/30	11,218	9,609
	Rockwell Automation Inc.	3.500%	3/1/29	4,795	4,615
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,109
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,359
	Southwest Airlines Co.	3.450%	11/16/27	2,440	2,292
	Southwest Airlines Co.	2.625%	2/10/30	4,650	3,922
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,090	1,018
	Teledyne Technologies Inc.	2.250%	4/1/28	6,387	5,535
	Teledyne Technologies Inc.	2.750%	4/1/31	8,601	7,193
	Textron Inc.	3.375%	3/1/28	1,502	1,421
	Textron Inc.	3.900%	9/17/29	2,051	1,929
	Textron Inc.	3.000%	6/1/30	5,560	4,848
	Timken Co.	4.500%	12/15/28	2,985	2,922
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,450	3,260
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	4,945	4,641
	Trimble Inc.	4.900%	6/15/28	5,242	5,081
	Tyco Electronics Group SA	3.125%	8/15/27	6,432	6,174
	Tyco Electronics Group SA	2.500%	2/4/32	4,460	3,913
	Union Pacific Corp.	2.150%	2/5/27	4,179	3,876
	Union Pacific Corp.	3.950%	9/10/28	9,267	9,157
	Union Pacific Corp.	3.700%	3/1/29	5,145	5,003
	Union Pacific Corp.	2.400%	2/5/30	3,761	3,321
	Union Pacific Corp.	2.375%	5/20/31	3,330	2,882
	Union Pacific Corp.	2.800%	2/14/32	6,235	5,545
	Union Pacific Corp.	2.891%	4/6/36	5,000	4,139
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,288	1,959
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	629	522
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	26,083	25,634
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,420	1,306
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,364	2,126
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,744	2,482
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,228	1,033
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	3.050%	11/15/27	7,253	7,059
	United Parcel Service Inc.	3.400%	3/15/29	8,368	8,070
	United Parcel Service Inc.	2.500%	9/1/29	3,742	3,398
	United Parcel Service Inc.	4.450%	4/1/30	5,734	5,864
	United Parcel Service of America Inc.	7.620%	4/1/30	550	658
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	242	239
	Vontier Corp.	2.400%	4/1/28	5,062	4,174
	Vontier Corp.	2.950%	4/1/31	2,395	1,866
	Waste Connections Inc.	3.500%	5/1/29	4,700	4,421
	Waste Connections Inc.	2.600%	2/1/30	6,245	5,462
	Waste Management Inc.	3.150%	11/15/27	7,204	6,916
	Waste Management Inc.	1.150%	3/15/28	2,560	2,179
	Waste Management Inc.	2.000%	6/1/29	2,385	2,066
	Waste Management Inc.	1.500%	3/15/31	11,480	9,142
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	5,047	4,854
	Xylem Inc.	1.950%	1/30/28	5,418	4,785
	Xylem Inc.	2.250%	1/30/31	1,818	1,514
					825,934
Materials (1.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,484
	Albemarle Corp.	5.050%	6/1/32	4,000	3,906
	Amcor Finance USA Inc.	4.500%	5/15/28	3,100	3,046
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,585
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	3,836
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,499	3,672
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,350	4,547
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	5,084
	ArcelorMittal SA	4.250%	7/16/29	4,408	4,180
	Cabot Corp.	4.000%	7/1/29	2,900	2,682
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	4,927
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	5,813
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	2,923
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,195	3,867
	Dow Chemical Co.	4.800%	11/30/28	5,332	5,353
	Dow Chemical Co.	7.375%	11/1/29	1,490	1,720
	Dow Chemical Co.	2.100%	11/15/30	5,900	4,860
	DuPont de Nemours Inc.	4.725%	11/15/28	13,253	13,306
	Eastman Chemical Co.	4.500%	12/1/28	1,125	1,103
	Ecolab Inc.	3.250%	12/1/27	2,216	2,160
	Ecolab Inc.	4.800%	3/24/30	5,070	5,254
	Ecolab Inc.	1.300%	1/30/31	4,475	3,588
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,330
	FMC Corp.	3.450%	10/1/29	5,620	5,105
	Freeport-McMoRan Inc.	5.000%	9/1/27	2,400	2,382
	Freeport-McMoRan Inc.	4.125%	3/1/28	5,000	4,641
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	4,694
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,776
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,600	4,218
	Freeport-McMoRan Inc.	4.625%	8/1/30	6,000	5,564
	Georgia-Pacific LLC	7.750%	11/15/29	4,000	4,813
[3]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,599
	Huntsman International LLC	4.500%	5/1/29	6,523	6,137
	Huntsman International LLC	2.950%	6/15/31	3,500	2,907
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	2,913
	Kinross Gold Corp.	4.500%	7/15/27	5,992	5,838
	Linde Inc.	1.100%	8/10/30	5,925	4,746
	LYB International Finance III LLC	2.250%	10/1/30	4,195	3,459
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,977	2,813
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,888	4,121
	Martin Marietta Materials Inc.	2.400%	7/15/31	4,684	3,826
	Mosaic Co.	4.050%	11/15/27	6,894	6,740
	NewMarket Corp.	2.700%	3/18/31	4,000	3,295
	Newmont Corp.	2.800%	10/1/29	5,150	4,554
	Newmont Corp.	2.250%	10/1/30	8,250	6,862
	Nucor Corp.	3.950%	5/1/28	5,118	4,962
	Nucor Corp.	2.700%	6/1/30	4,725	4,095
	Nutrien Ltd.	4.000%	12/15/26	1,513	1,511

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	4.200%	4/1/29	3,401	3,304
	Nutrien Ltd.	2.950%	5/13/30	5,065	4,511
	Packaging Corp. of America	3.400%	12/15/27	3,870	3,720
	Packaging Corp. of America	3.000%	12/15/29	3,822	3,428
	PPG Industries Inc.	3.750%	3/15/28	2,005	1,965
	PPG Industries Inc.	2.800%	8/15/29	1,413	1,280
	PPG Industries Inc.	2.550%	6/15/30	5,200	4,574
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,239
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,709	1,966
	Rohm & Haas Co.	7.850%	7/15/29	6,301	7,493
	RPM International Inc.	4.550%	3/1/29	4,767	4,612
	RPM International Inc.	2.950%	1/15/32	3,180	2,636
	Sherwin-Williams Co.	2.950%	8/15/29	8,000	7,165
	Sherwin-Williams Co.	2.300%	5/15/30	2,350	1,982
	Sonoco Products Co.	3.125%	5/1/30	5,051	4,418
	Steel Dynamics Inc.	1.650%	10/15/27	2,274	1,950
	Steel Dynamics Inc.	3.450%	4/15/30	6,634	5,908
	Steel Dynamics Inc.	3.250%	1/15/31	9,534	8,291
	Suzano Austria GmbH	6.000%	1/15/29	17,232	17,002
	Suzano Austria GmbH	5.000%	1/15/30	9,868	8,970
	Suzano Austria GmbH	3.750%	1/15/31	6,325	5,109
[1]	Suzano Austria GmbH	3.125%	1/15/32	5,300	3,998
	Teck Resources Ltd.	3.900%	7/15/30	5,200	4,783
	Vale Overseas Ltd.	3.750%	7/8/30	12,196	10,670
	Vulcan Materials Co.	3.500%	6/1/30	4,827	4,350
	Westlake Corp.	3.375%	6/15/30	2,265	2,037
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,149
	WRKCo Inc.	3.375%	9/15/27	8,886	8,425
	WRKCo Inc.	4.000%	3/15/28	3,803	3,731
	WRKCo Inc.	3.900%	6/1/28	4,627	4,467
	WRKCo Inc.	4.900%	3/15/29	4,018	4,041
					360,971
Real Estate (2.7%)
	Agree LP	2.000%	6/15/28	4,964	4,231
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,675	5,496
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,776	1,730
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,343	4,673
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	608
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,338	13,225
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	663	585
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	4,684	3,700
	American Assets Trust LP	3.375%	2/1/31	4,397	3,745
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,848	1,817
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	2,990	2,765
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	3,869
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,125	6,024
	American Homes 4 Rent LP	4.250%	2/15/28	4,025	3,842
	American Homes 4 Rent LP	4.900%	2/15/29	2,690	2,625
	American Homes 4 Rent LP	2.375%	7/15/31	3,203	2,559
	American Homes 4 Rent LP	3.625%	4/15/32	3,000	2,625
	American Tower Corp.	3.550%	7/15/27	4,622	4,340
	American Tower Corp.	3.600%	1/15/28	7,470	6,944
	American Tower Corp.	1.500%	1/31/28	3,414	2,838
	American Tower Corp.	3.950%	3/15/29	5,259	4,897
	American Tower Corp.	3.800%	8/15/29	8,342	7,660
	American Tower Corp.	2.900%	1/15/30	8,681	7,414
	American Tower Corp.	1.875%	10/15/30	6,442	5,017
	American Tower Corp.	2.700%	4/15/31	5,808	4,782
	American Tower Corp.	2.300%	9/15/31	3,662	2,901
	American Tower Corp.	4.050%	3/15/32	4,650	4,236
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	2,235	2,109
	AvalonBay Communities Inc.	1.900%	12/1/28	7,000	6,089
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,092	4,728
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	4,605
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	5,218
	Boston Properties LP	4.500%	12/1/28	6,656	6,465
	Boston Properties LP	3.400%	6/21/29	8,757	7,836
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	2.900%	3/15/30	1,172	991
Boston Properties LP	3.250%	1/30/31	10,544	9,040
Boston Properties LP	2.550%	4/1/32	1,843	1,462
Brandywine Operating Partnership LP	3.950%	11/15/27	3,618	3,394
Brandywine Operating Partnership LP	4.550%	10/1/29	2,682	2,559
Brixmor Operating Partnership LP	2.250%	4/1/28	296	254
Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	6,939
Brixmor Operating Partnership LP	4.050%	7/1/30	6,989	6,298
Brixmor Operating Partnership LP	2.500%	8/16/31	6,322	4,971
Broadstone Net Lease LLC	2.600%	9/15/31	2,643	2,150
Camden Property Trust	4.100%	10/15/28	5,203	5,113
Camden Property Trust	3.150%	7/1/29	13,729	12,535
Camden Property Trust	2.800%	5/15/30	4,912	4,336
CBRE Services Inc.	2.500%	4/1/31	4,300	3,467
Corporate Office Properties LP	2.000%	1/15/29	4,140	3,339
Corporate Office Properties LP	2.750%	4/15/31	3,593	2,915
Crown Castle International Corp.	3.650%	9/1/27	6,162	5,829
Crown Castle International Corp.	3.800%	2/15/28	8,630	8,148
Crown Castle International Corp.	4.300%	2/15/29	1,685	1,618
Crown Castle International Corp.	3.100%	11/15/29	5,675	5,001
Crown Castle International Corp.	3.300%	7/1/30	4,316	3,809
Crown Castle International Corp.	2.250%	1/15/31	8,418	6,832
Crown Castle International Corp.	2.100%	4/1/31	9,385	7,450
Crown Castle International Corp.	2.500%	7/15/31	5,495	4,511
CubeSmart LP	2.250%	12/15/28	3,000	2,562
CubeSmart LP	4.375%	2/15/29	5,678	5,476
CubeSmart LP	3.000%	2/15/30	5,504	4,839
CubeSmart LP	2.500%	2/15/32	4,000	3,249
Digital Realty Trust LP	3.700%	8/15/27	4,214	4,014
Digital Realty Trust LP	4.450%	7/15/28	4,870	4,725
Digital Realty Trust LP	3.600%	7/1/29	9,733	8,819
Duke Realty LP	3.250%	6/30/26	171	165
Duke Realty LP	3.375%	12/15/27	5,435	5,145
Duke Realty LP	4.000%	9/15/28	3,230	3,133
Duke Realty LP	2.875%	11/15/29	3,500	3,149
Duke Realty LP	1.750%	7/1/30	4,764	3,889
Duke Realty LP	2.250%	1/15/32	1,785	1,481
EPR Properties	3.750%	8/15/29	3,632	3,022
Equinix Inc.	1.800%	7/15/27	5,302	4,601
Equinix Inc.	1.550%	3/15/28	6,130	5,155
Equinix Inc.	2.000%	5/15/28	2,260	1,941
Equinix Inc.	3.200%	11/18/29	11,182	9,942
Equinix Inc.	2.150%	7/15/30	4,785	3,886
Equinix Inc.	2.500%	5/15/31	8,219	6,661
ERP Operating LP	3.250%	8/1/27	1,637	1,548
ERP Operating LP	3.500%	3/1/28	6,082	5,787
ERP Operating LP	4.150%	12/1/28	3,943	3,860
ERP Operating LP	3.000%	7/1/29	6,243	5,659
ERP Operating LP	2.500%	2/15/30	3,153	2,755
ERP Operating LP	1.850%	8/1/31	4,350	3,569
Essential Properties LP	2.950%	7/15/31	3,055	2,396
Essex Portfolio LP	1.700%	3/1/28	3,975	3,411
Essex Portfolio LP	4.000%	3/1/29	4,550	4,345
Essex Portfolio LP	3.000%	1/15/30	4,188	3,707
Essex Portfolio LP	1.650%	1/15/31	800	624
Essex Portfolio LP	2.550%	6/15/31	864	722
Essex Portfolio LP	2.650%	3/15/32	2,580	2,135
Extra Space Storage LP	2.550%	6/1/31	3,986	3,278
Extra Space Storage LP	2.350%	3/15/32	6,255	4,978
Federal Realty OP LP	3.250%	7/15/27	3,123	2,935
Federal Realty OP LP	3.200%	6/15/29	4,750	4,275
Federal Realty OP LP	3.500%	6/1/30	5,300	4,798
GLP Capital LP	5.750%	6/1/28	5,503	5,374
GLP Capital LP	5.300%	1/15/29	7,448	7,092
GLP Capital LP	4.000%	1/15/30	4,638	4,075
GLP Capital LP	4.000%	1/15/31	4,164	3,610
GLP Capital LP	3.250%	1/15/32	1,700	1,365
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,308	3,095
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,765	3,961

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,544	5,258
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	275	237
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	6,502	5,043
	Healthpeak Properties Inc.	2.125%	12/1/28	1,025	885
	Healthpeak Properties Inc.	3.500%	7/15/29	6,022	5,550
	Healthpeak Properties Inc.	3.000%	1/15/30	8,323	7,343
	Healthpeak Properties Inc.	2.875%	1/15/31	6,070	5,229
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,016
	Highwoods Realty LP	4.200%	4/15/29	4,316	4,037
	Highwoods Realty LP	3.050%	2/15/30	3,145	2,723
	Highwoods Realty LP	2.600%	2/1/31	2,697	2,221
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	5,074	4,285
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	3,738	3,189
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	1,530	1,214
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	3,731
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	4,478
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	2,932
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,300	7,161
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	1,752	1,590
	Kilroy Realty LP	4.750%	12/15/28	2,183	2,141
	Kilroy Realty LP	4.250%	8/15/29	3,397	3,199
	Kilroy Realty LP	3.050%	2/15/30	4,197	3,579
	Kimco Realty Corp.	1.900%	3/1/28	3,550	3,073
	Kimco Realty Corp.	2.700%	10/1/30	3,200	2,756
	Kimco Realty Corp.	2.250%	12/1/31	622	503
	Kite Realty Group Trust	4.750%	9/15/30	2,021	1,881
	Life Storage LP	3.875%	12/15/27	2,945	2,808
	Life Storage LP	4.000%	6/15/29	4,550	4,159
	Life Storage LP	2.200%	10/15/30	3,100	2,487
	Life Storage LP	2.400%	10/15/31	5,000	3,981
	LXP Industrial Trust	2.700%	9/15/30	1,575	1,297
	LXP Industrial Trust	2.375%	10/1/31	3,754	2,912
	Mid-America Apartments LP	4.200%	6/15/28	4,225	4,124
	Mid-America Apartments LP	3.950%	3/15/29	4,670	4,457
	Mid-America Apartments LP	2.750%	3/15/30	1,317	1,147
	National Health Investors Inc.	3.000%	2/1/31	4,467	3,450
	National Retail Properties Inc.	4.300%	10/15/28	5,025	4,883
	National Retail Properties Inc.	2.500%	4/15/30	6,000	5,100
	Office Properties Income Trust	2.650%	6/15/26	96	82
	Office Properties Income Trust	3.450%	10/15/31	3,330	2,473
	Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,219
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	4,321
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	4,972
	Physicians Realty LP	3.950%	1/15/28	3,827	3,645
	Physicians Realty LP	2.625%	11/1/31	4,129	3,331
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,314
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,363	1,825
	Prologis LP	3.875%	9/15/28	5,041	4,908
	Prologis LP	4.375%	2/1/29	2,524	2,519
	Prologis LP	2.250%	4/15/30	11,566	10,011
	Prologis LP	1.250%	10/15/30	4,800	3,813
	Public Storage	3.094%	9/15/27	5,775	5,474
	Public Storage	1.850%	5/1/28	1,050	911
	Public Storage	1.950%	11/9/28	5,077	4,390
	Public Storage	3.385%	5/1/29	4,925	4,574
	Public Storage	2.250%	11/9/31	9,860	8,171
	Rayonier LP	2.750%	5/17/31	4,000	3,345
	Realty Income Corp.	3.950%	8/15/27	3,789	3,703
	Realty Income Corp.	3.400%	1/15/28	4,895	4,625
	Realty Income Corp.	3.650%	1/15/28	3,735	3,583
	Realty Income Corp.	2.200%	6/15/28	1,050	924
	Realty Income Corp.	3.250%	6/15/29	3,840	3,574
	Realty Income Corp.	3.100%	12/15/29	5,760	5,240
	Realty Income Corp.	3.250%	1/15/31	10,812	9,846
	Regency Centers LP	4.125%	3/15/28	3,049	2,934
	Regency Centers LP	2.950%	9/15/29	3,700	3,253
	Regency Centers LP	3.700%	6/15/30	4,420	3,995
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rexford Industrial Realty LP	2.150%	9/1/31	3,139	2,458
	Sabra Health Care LP	3.900%	10/15/29	5,516	4,868
	Sabra Health Care LP	3.200%	12/1/31	1,663	1,321
	Safehold Operating Partnership LP	2.800%	6/15/31	5,176	4,178
	Simon Property Group LP	3.375%	6/15/27	5,131	4,861
	Simon Property Group LP	3.375%	12/1/27	7,710	7,234
	Simon Property Group LP	1.750%	2/1/28	4,200	3,584
	Simon Property Group LP	2.450%	9/13/29	10,638	9,033
	Simon Property Group LP	2.650%	7/15/30	6,050	5,135
	Simon Property Group LP	2.200%	2/1/31	5,000	4,060
	Simon Property Group LP	2.250%	1/15/32	7,482	5,958
	Spirit Realty LP	3.200%	1/15/27	21	19
	Spirit Realty LP	2.100%	3/15/28	6,473	5,417
	Spirit Realty LP	4.000%	7/15/29	5,055	4,601
	Spirit Realty LP	3.400%	1/15/30	2,530	2,185
	Spirit Realty LP	3.200%	2/15/31	1,200	999
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,341
	STORE Capital Corp.	4.625%	3/15/29	2,877	2,808
	STORE Capital Corp.	2.750%	11/18/30	3,221	2,643
	Sun Communities Operating LP	2.300%	11/1/28	3,000	2,564
	Sun Communities Operating LP	2.700%	7/15/31	6,645	5,350
	Sun Communities Operating LP	4.200%	4/15/32	5,200	4,695
	Tanger Properties LP	3.875%	7/15/27	2,476	2,337
	Tanger Properties LP	2.750%	9/1/31	3,156	2,469
[1]	UDR Inc.	3.500%	7/1/27	1,560	1,486
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,145
[1]	UDR Inc.	4.400%	1/26/29	3,993	3,896
[1]	UDR Inc.	3.200%	1/15/30	3,549	3,191
	Ventas Realty LP	4.000%	3/1/28	6,090	5,827
	Ventas Realty LP	4.400%	1/15/29	4,935	4,730
	Ventas Realty LP	3.000%	1/15/30	3,786	3,318
	Ventas Realty LP	4.750%	11/15/30	4,637	4,521
	VICI Properties LP	4.750%	2/15/28	7,500	7,164
	VICI Properties LP	4.950%	2/15/30	8,200	7,754
	VICI Properties LP	5.125%	5/15/32	8,000	7,548
	Vornado Realty LP	2.150%	6/1/26	102	91
	Vornado Realty LP	3.400%	6/1/31	1,635	1,372
	Welltower Inc.	4.250%	4/15/28	5,598	5,439
	Welltower Inc.	4.125%	3/15/29	6,329	5,982
	Welltower Inc.	3.100%	1/15/30	7,221	6,353
	Welltower Inc.	2.750%	1/15/31	10,000	8,411
	Welltower Inc.	2.750%	1/15/32	4,650	3,881
	Weyerhaeuser Co.	4.000%	11/15/29	6,009	5,688
	Weyerhaeuser Co.	4.000%	4/15/30	9,164	8,626
	WP Carey Inc.	3.850%	7/15/29	4,400	4,103
	WP Carey Inc.	2.400%	2/1/31	4,693	3,833
					883,878
Technology (3.4%)
	Adobe Inc.	2.300%	2/1/30	11,995	10,601
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,000	2,952
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,190
	Analog Devices Inc.	1.700%	10/1/28	6,475	5,683
	Analog Devices Inc.	2.100%	10/1/31	8,450	7,210
	Apple Inc.	3.000%	6/20/27	5,112	5,002
	Apple Inc.	2.900%	9/12/27	13,170	12,710
	Apple Inc.	3.000%	11/13/27	4,084	3,961
	Apple Inc.	1.200%	2/8/28	19,858	17,374
	Apple Inc.	1.400%	8/5/28	19,430	17,025
	Apple Inc.	2.200%	9/11/29	9,825	8,842
	Apple Inc.	1.650%	5/11/30	13,440	11,428
	Apple Inc.	1.250%	8/20/30	13,171	10,813
	Apple Inc.	1.650%	2/8/31	22,198	18,645
	Apple Inc.	1.700%	8/5/31	8,293	6,952
	Applied Materials Inc.	1.750%	6/1/30	5,197	4,373
	Arrow Electronics Inc.	3.875%	1/12/28	4,425	4,215
	Autodesk Inc.	2.850%	1/15/30	3,775	3,290
	Autodesk Inc.	2.400%	12/15/31	9,050	7,372
	Automatic Data Processing Inc.	1.700%	5/15/28	8,647	7,785
	Automatic Data Processing Inc.	1.250%	9/1/30	8,319	6,797
	Avnet Inc.	3.000%	5/15/31	924	760
	Block Financial LLC	2.500%	7/15/28	3,000	2,606

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Block Financial LLC	3.875%	8/15/30	7,380	6,696
	Broadcom Corp.	3.500%	1/15/28	1,636	1,515
[3]	Broadcom Inc.	1.950%	2/15/28	4,598	3,917
	Broadcom Inc.	4.110%	9/15/28	14,588	13,853
[3]	Broadcom Inc.	4.000%	4/15/29	1,000	928
	Broadcom Inc.	4.750%	4/15/29	15,225	14,795
	Broadcom Inc.	5.000%	4/15/30	4,738	4,658
	Broadcom Inc.	4.150%	11/15/30	18,926	17,355
[3]	Broadcom Inc.	2.450%	2/15/31	23,071	18,550
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	3,461	3,027
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,241	6,886
	CDW LLC	4.250%	4/1/28	2,979	2,699
	CDW LLC	3.250%	2/15/29	3,731	3,143
	CGI Inc.	2.300%	9/14/31	3,400	2,740
	Citrix Systems Inc.	4.500%	12/1/27	7,680	7,603
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,100
	Dell Inc.	7.100%	4/15/28	500	544
	Dell International LLC	6.100%	7/15/27	3,625	3,802
	Dell International LLC	5.300%	10/1/29	19,288	19,023
	Dell International LLC	6.200%	7/15/30	5,561	5,785
	DXC Technology Co.	2.375%	9/15/28	6,712	5,762
	Equifax Inc.	3.100%	5/15/30	9,043	7,917
	Equifax Inc.	2.350%	9/15/31	9,480	7,568
	Fidelity National Information Services Inc.	1.650%	3/1/28	5,422	4,631
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,273
	Fidelity National Information Services Inc.	2.250%	3/1/31	7,593	6,175
	Fiserv Inc.	2.250%	6/1/27	6,503	5,822
	Fiserv Inc.	4.200%	10/1/28	8,950	8,647
	Fiserv Inc.	3.500%	7/1/29	22,423	20,452
	Fiserv Inc.	2.650%	6/1/30	7,505	6,344
	Flex Ltd.	4.875%	6/15/29	3,986	3,845
	Flex Ltd.	4.875%	5/12/30	6,600	6,290
	Fortinet Inc.	2.200%	3/15/31	5,000	4,059
	Global Payments Inc.	4.450%	6/1/28	4,790	4,602
	Global Payments Inc.	3.200%	8/15/29	8,261	7,218
	Global Payments Inc.	2.900%	5/15/30	9,086	7,650
	Global Payments Inc.	2.900%	11/15/31	5,100	4,174
	GXO Logistics Inc.	2.650%	7/15/31	4,250	3,350
	HP Inc.	4.750%	1/15/28	6,700	6,624
	HP Inc.	4.000%	4/15/29	7,000	6,552
	HP Inc.	3.400%	6/17/30	7,103	6,199
	HP Inc.	2.650%	6/17/31	8,475	6,802
	HP Inc.	4.200%	4/15/32	8,000	7,141
	Hubbell Inc.	3.150%	8/15/27	2,200	2,076
	Hubbell Inc.	3.500%	2/15/28	4,150	3,981
	Hubbell Inc.	2.300%	3/15/31	2,060	1,728
	Intel Corp.	1.600%	8/12/28	7,400	6,481
	Intel Corp.	2.450%	11/15/29	16,658	14,859
	Intel Corp.	3.900%	3/25/30	7,815	7,665
	Intel Corp.	2.000%	8/12/31	11,477	9,612
	International Business Machines Corp.	6.220%	8/1/27	3,220	3,519
	International Business Machines Corp.	3.500%	5/15/29	23,853	22,589
	International Business Machines Corp.	1.950%	5/15/30	10,925	9,176
	International Business Machines Corp.	2.720%	2/9/32	1,500	1,301
	Intuit Inc.	1.350%	7/15/27	4,550	3,983
	Intuit Inc.	1.650%	7/15/30	4,200	3,458
	Jabil Inc.	3.950%	1/12/28	5,835	5,573
	Jabil Inc.	3.600%	1/15/30	4,700	4,192
	Jabil Inc.	3.000%	1/15/31	3,725	3,112
	Juniper Networks Inc.	3.750%	8/15/29	4,452	4,084
	Juniper Networks Inc.	2.000%	12/10/30	3,489	2,731
	KLA Corp.	4.100%	3/15/29	6,591	6,533
	KLA Corp.	4.650%	7/15/32	1,670	1,707
[3]	Kyndryl Holdings Inc.	2.700%	10/15/28	3,588	2,860
[3]	Kyndryl Holdings Inc.	3.150%	10/15/31	5,014	3,673
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lam Research Corp.	4.000%	3/15/29	8,225	8,092
	Lam Research Corp.	1.900%	6/15/30	4,970	4,195
	Leidos Inc.	4.375%	5/15/30	3,723	3,427
	Leidos Inc.	2.300%	2/15/31	8,800	6,965
	Marvell Technology Inc.	2.450%	4/15/28	3,712	3,239
[1]	Marvell Technology Inc.	4.875%	6/22/28	6,146	6,067
	Marvell Technology Inc.	2.950%	4/15/31	2,975	2,487
	Micron Technology Inc.	5.327%	2/6/29	5,850	5,830
	Micron Technology Inc.	4.663%	2/15/30	5,927	5,688
	Micron Technology Inc.	2.703%	4/15/32	3,000	2,396
	Moody's Corp.	3.250%	1/15/28	2,074	1,961
	Moody's Corp.	4.250%	2/1/29	1,350	1,341
	Moody's Corp.	2.000%	8/19/31	5,450	4,447
	Motorola Solutions Inc.	4.600%	2/23/28	8,388	8,181
	Motorola Solutions Inc.	4.600%	5/23/29	4,047	3,858
	Motorola Solutions Inc.	2.300%	11/15/30	7,006	5,480
	Motorola Solutions Inc.	2.750%	5/24/31	3,612	2,924
	NetApp Inc.	2.375%	6/22/27	1,625	1,474
	NetApp Inc.	2.700%	6/22/30	6,100	5,137
	NVIDIA Corp.	1.550%	6/15/28	10,335	9,066
	NVIDIA Corp.	2.850%	4/1/30	7,123	6,524
	NVIDIA Corp.	2.000%	6/15/31	5,877	4,987
	NXP BV	5.550%	12/1/28	5,330	5,435
	NXP BV	4.300%	6/18/29	8,363	8,026
	NXP BV	3.400%	5/1/30	7,356	6,553
	NXP BV	2.500%	5/11/31	8,105	6,665
	NXP BV	2.650%	2/15/32	7,800	6,411
	Oracle Corp.	3.250%	11/15/27	14,186	13,071
	Oracle Corp.	2.300%	3/25/28	16,092	13,852
	Oracle Corp.	2.950%	4/1/30	24,730	21,109
	Oracle Corp.	3.250%	5/15/30	4,542	3,936
	Oracle Corp.	2.875%	3/25/31	25,500	21,010
	PayPal Holdings Inc.	2.850%	10/1/29	8,969	8,125
	PayPal Holdings Inc.	2.300%	6/1/30	9,987	8,599
	PayPal Holdings Inc.	4.400%	6/1/32	10,000	9,898
	Qorvo Inc.	4.375%	10/15/29	7,000	6,162
	QUALCOMM Inc.	1.300%	5/20/28	7,400	6,409
	QUALCOMM Inc.	2.150%	5/20/30	7,075	6,206
	QUALCOMM Inc.	1.650%	5/20/32	9,000	7,275
	QUALCOMM Inc.	4.250%	5/20/32	2,300	2,336
	Quanta Services Inc.	2.900%	10/1/30	2,200	1,811
	Quanta Services Inc.	2.350%	1/15/32	1,270	979
	RELX Capital Inc.	4.000%	3/18/29	7,050	6,814
	RELX Capital Inc.	3.000%	5/22/30	4,075	3,654
	RELX Capital Inc.	4.750%	5/20/32	4,000	4,056
	Roper Technologies Inc.	1.400%	9/15/27	9,056	7,759
	Roper Technologies Inc.	4.200%	9/15/28	4,241	4,150
	Roper Technologies Inc.	2.950%	9/15/29	6,265	5,519
	Roper Technologies Inc.	2.000%	6/30/30	5,986	4,831
	Roper Technologies Inc.	1.750%	2/15/31	4,852	3,779
[3]	S&P Global Inc.	4.750%	8/1/28	5,625	5,724
[3]	S&P Global Inc.	2.700%	3/1/29	5,000	4,552
[3]	S&P Global Inc.	4.250%	5/1/29	7,609	7,537
	S&P Global Inc.	2.500%	12/1/29	4,187	3,702
	S&P Global Inc.	1.250%	8/15/30	4,275	3,390
[3]	S&P Global Inc.	2.900%	3/1/32	11,250	10,023
	Salesforce Inc.	3.700%	4/11/28	7,292	7,209
	Salesforce Inc.	1.500%	7/15/28	8,070	7,047
	Salesforce Inc.	1.950%	7/15/31	13,253	11,263
	ServiceNow Inc.	1.400%	9/1/30	12,822	10,028
	Skyworks Solutions Inc.	3.000%	6/1/31	4,458	3,632
[3]	TD SYNNEX Corp.	2.375%	8/9/28	4,642	3,913
	Teledyne FLIR LLC	2.500%	8/1/30	5,641	4,656
	Texas Instruments Inc.	2.900%	11/3/27	3,567	3,411
	Texas Instruments Inc.	2.250%	9/4/29	6,061	5,397
	Texas Instruments Inc.	1.750%	5/4/30	6,811	5,823
	Texas Instruments Inc.	1.900%	9/15/31	4,300	3,651
	TSMC Arizona Corp.	4.125%	4/22/29	3,800	3,794
	TSMC Arizona Corp.	2.500%	10/25/31	10,150	8,725
	TSMC Arizona Corp.	4.250%	4/22/32	6,600	6,521
	Verisk Analytics Inc.	4.125%	3/15/29	4,837	4,651

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware Inc.	3.900%	8/21/27	8,418	8,084
	VMware Inc.	1.800%	8/15/28	6,950	5,774
	VMware Inc.	4.700%	5/15/30	6,929	6,652
	VMware Inc.	2.200%	8/15/31	13,100	10,304
	Western Digital Corp.	2.850%	2/1/29	3,901	3,179
	Workday Inc.	3.700%	4/1/29	3,075	2,882
	Workday Inc.	3.800%	4/1/32	13,543	12,384
	Xilinx Inc.	2.375%	6/1/30	6,811	5,991
					1,089,290
Utilities (2.8%)
	AEP Texas Inc.	3.950%	6/1/28	9,515	9,235
[1]	AEP Texas Inc.	2.100%	7/1/30	4,155	3,458
	AEP Texas Inc.	4.700%	5/15/32	4,000	3,986
	AES Corp.	2.450%	1/15/31	8,583	6,904
[1]	Alabama Power Co.	1.450%	9/15/30	3,884	3,159
	Alabama Power Co.	3.050%	3/15/32	5,000	4,561
	Ameren Corp.	1.750%	3/15/28	4,237	3,650
	Ameren Corp.	3.500%	1/15/31	4,394	4,027
	Ameren Illinois Co.	3.800%	5/15/28	4,025	3,954
	Ameren Illinois Co.	1.550%	11/15/30	2,100	1,710
	American Electric Power Co. Inc.	3.200%	11/13/27	3,853	3,638
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	8,511
	American Water Capital Corp.	2.950%	9/1/27	5,854	5,501
	American Water Capital Corp.	3.750%	9/1/28	4,552	4,399
	American Water Capital Corp.	3.450%	6/1/29	3,685	3,463
	American Water Capital Corp.	2.800%	5/1/30	4,960	4,449
	American Water Capital Corp.	2.300%	6/1/31	2,050	1,736
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,970
[1]	Appalachian Power Co.	2.700%	4/1/31	5,180	4,461
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,555
	Arizona Public Service Co.	2.600%	8/15/29	3,200	2,804
	Atlantic City Electric Co.	2.300%	3/15/31	3,910	3,375
	Atmos Energy Corp.	3.000%	6/15/27	3,390	3,254
	Atmos Energy Corp.	2.625%	9/15/29	4,085	3,640
	Atmos Energy Corp.	1.500%	1/15/31	2,925	2,340
	Avangrid Inc.	3.800%	6/1/29	4,536	4,244
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,474	3,813
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,748	7,363
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,600	8,252
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,310	3,484
	Black Hills Corp.	3.050%	10/15/29	3,630	3,219
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,553	3,086
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,821
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,499
	CenterPoint Energy Inc.	2.950%	3/1/30	3,255	2,895
	CenterPoint Energy Inc.	2.650%	6/1/31	1,850	1,578
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,598
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,267	5,089
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	892
	CMS Energy Corp.	3.450%	8/15/27	5,138	4,925
[1]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,738
	CMS Energy Corp.	3.750%	12/1/50	2,612	2,022
[1]	Commonwealth Edison Co.	2.950%	8/15/27	3,959	3,773
	Commonwealth Edison Co.	3.700%	8/15/28	4,430	4,314
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,432
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,115	3,784
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,305	1,947
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,135
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,775	3,515
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	7,266	6,245
	Dominion Energy Inc.	4.250%	6/1/28	3,988	3,930
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,502	14,176
[1]	Dominion Energy Inc.	2.250%	8/15/31	3,060	2,520
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,798	3,247
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,297	1,508
[1]	DTE Electric Co.	1.900%	4/1/28	4,268	3,809
	DTE Electric Co.	2.250%	3/1/30	3,700	3,239
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	DTE Electric Co.	2.625%	3/1/31	4,935	4,381
[1]	DTE Electric Co.	3.000%	3/1/32	3,900	3,528
[1]	DTE Energy Co.	3.400%	6/15/29	6,004	5,508
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,093	5,025
	Duke Energy Carolinas LLC	2.450%	8/15/29	3,900	3,480
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,715	5,935
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,521	6,588
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,000	3,549
	Duke Energy Corp.	3.150%	8/15/27	5,843	5,526
	Duke Energy Corp.	3.400%	6/15/29	7,688	7,036
	Duke Energy Corp.	2.450%	6/1/30	7,867	6,632
	Duke Energy Corp.	2.550%	6/15/31	10,201	8,481
	Duke Energy Florida LLC	3.800%	7/15/28	4,332	4,234
	Duke Energy Florida LLC	2.500%	12/1/29	2,283	2,030
	Duke Energy Florida LLC	1.750%	6/15/30	1,743	1,450
	Duke Energy Florida LLC	2.400%	12/15/31	5,400	4,617
	Duke Energy Ohio Inc.	3.650%	2/1/29	5,930	5,667
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,751	2,323
	Duke Energy Progress LLC	3.700%	9/1/28	3,671	3,562
	Duke Energy Progress LLC	3.450%	3/15/29	6,413	6,101
	Duke Energy Progress LLC	2.000%	8/15/31	3,992	3,309
[3]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,492
	Edison International	4.125%	3/15/28	4,490	4,184
	Enel Chile SA	4.875%	6/12/28	5,419	5,188
	Entergy Corp.	1.900%	6/15/28	7,332	6,294
	Entergy Corp.	2.800%	6/15/30	4,288	3,683
	Entergy Corp.	2.400%	6/15/31	7,599	6,183
	Entergy Louisiana LLC	3.120%	9/1/27	4,971	4,732
	Entergy Louisiana LLC	3.250%	4/1/28	5,783	5,439
	Entergy Louisiana LLC	2.350%	6/15/32	4,000	3,347
	Entergy Mississippi LLC	2.850%	6/1/28	2,435	2,241
	Entergy Texas Inc.	4.000%	3/30/29	7,257	7,090
	Entergy Texas Inc.	1.750%	3/15/31	2,860	2,323
	Essential Utilities Inc.	3.566%	5/1/29	3,545	3,310
	Essential Utilities Inc.	2.704%	4/15/30	4,391	3,838
	Evergy Inc.	2.900%	9/15/29	4,093	3,610
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	5,084
[1]	Eversource Energy	3.300%	1/15/28	3,815	3,596
[1]	Eversource Energy	4.250%	4/1/29	4,585	4,478
[1]	Eversource Energy	1.650%	8/15/30	4,260	3,387
	Eversource Energy	2.550%	3/15/31	2,965	2,514
	Exelon Corp.	4.050%	4/15/30	12,785	12,269
[3]	Exelon Corp.	3.350%	3/15/32	2,150	1,927
	Florida Power & Light Co.	2.450%	2/3/32	6,000	5,234
[1]	Georgia Power Co.	2.650%	9/15/29	4,711	4,147
	Georgia Power Co.	4.700%	5/15/32	2,070	2,080
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,387
	Interstate Power & Light Co.	4.100%	9/26/28	8,231	8,142
	Interstate Power & Light Co.	3.600%	4/1/29	900	858
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	2,903
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	3,475
	ITC Holdings Corp.	3.350%	11/15/27	6,625	6,326
	MidAmerican Energy Co.	3.650%	4/15/29	4,550	4,428
	MidAmerican Energy Co.	6.750%	12/30/31	1,175	1,384
	Mississippi Power Co.	3.950%	3/30/28	3,000	2,919
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,770
	National Fuel Gas Co.	4.750%	9/1/28	3,690	3,596
	National Fuel Gas Co.	2.950%	3/1/31	2,160	1,757
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,239	6,939
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,523	3,441
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,405	6,101
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,577	3,982
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	2,705
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,335	1,063
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	3,000	2,615

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Nevada Power Co.	3.700%	5/1/29	5,445	5,245
[1]	Nevada Power Co.	2.400%	5/1/30	3,588	3,126
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	9,324	8,115
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,816	5,428
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,135	5,423
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	17,814	14,965
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,149
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,197
	NiSource Inc.	2.950%	9/1/29	5,769	5,117
	NiSource Inc.	3.600%	5/1/30	3,609	3,307
	NiSource Inc.	1.700%	2/15/31	6,448	5,030
	Northern States Power Co.	2.250%	4/1/31	2,230	1,952
	NSTAR Electric Co.	3.250%	5/15/29	2,040	1,930
	NSTAR Electric Co.	3.950%	4/1/30	5,213	5,112
[1]	Ohio Power Co.	2.600%	4/1/30	1,060	936
[1]	Ohio Power Co.	1.625%	1/15/31	6,413	5,177
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,517
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,920
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,004	8,761
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,450	4,956
[3]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,000	4,019
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,229
	Pacific Gas & Electric Co.	3.300%	12/1/27	15,461	13,495
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,025	2,617
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,711	12,100
	Pacific Gas & Electric Co.	4.550%	7/1/30	30,252	26,857
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,085	13,132
	Pacific Gas & Electric Co.	3.250%	6/1/31	2,902	2,338
	Pacific Gas & Electric Co.	5.900%	6/15/32	2,000	1,932
	PacifiCorp	3.500%	6/15/29	3,666	3,482
	PacifiCorp	2.700%	9/15/30	4,676	4,129
	PacifiCorp	7.700%	11/15/31	1,735	2,123
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	3,425	3,412
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,491	3,242
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,231
	Progress Energy Inc.	7.000%	10/30/31	4,325	4,865
	Public Service Co. of Colorado	3.700%	6/15/28	2,725	2,683
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	2,697
[1]	Public Service Co. of Colorado	4.100%	6/1/32	1,300	1,296
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,074
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,452
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,550	2,483
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,533
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,244	2,004
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,000	3,681
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	9,903
	Puget Energy Inc.	2.379%	6/15/28	2,230	1,951
	Puget Energy Inc.	4.100%	6/15/30	5,801	5,397
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	4,892
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,000	3,580
	Sempra Energy	3.400%	2/1/28	9,975	9,420
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	4,782
[1]	Southern California Edison Co.	4.200%	3/1/29	5,141	4,951
	Southern California Edison Co.	6.650%	4/1/29	4,200	4,465
	Southern California Edison Co.	2.850%	8/1/29	3,565	3,160
	Southern California Edison Co.	2.250%	6/1/30	3,500	2,937
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	1,680
	Southern California Edison Co.	2.750%	2/1/32	2,600	2,198
[1]	Southern California Gas Co.	2.550%	2/1/30	3,650	3,227
	Southern Co.	5.113%	8/1/27	3,700	3,736
[1]	Southern Co.	1.750%	3/15/28	3,570	3,053
[1]	Southern Co.	3.700%	4/30/30	8,175	7,592
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,954	5,485
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,413
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,229
	Southwest Gas Corp.	4.050%	3/15/32	4,000	3,637
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	3,514	3,395
	Tampa Electric Co.	2.400%	3/15/31	2,704	2,335
	Tucson Electric Power Co.	1.500%	8/1/30	2,813	2,244
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	2.950%	6/15/27	5,037	4,796
	Union Electric Co.	3.500%	3/15/29	4,237	4,056
	Union Electric Co.	2.950%	3/15/30	3,300	3,000
	Union Electric Co.	2.150%	3/15/32	4,000	3,335
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	400	391
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	6,256	6,107
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,450	4,991
	Virginia Electric & Power Co.	2.300%	11/15/31	2,051	1,743
	Virginia Electric & Power Co.	2.400%	3/30/32	5,080	4,347
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,465
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	2,626
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,830
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,179
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,097	2,929
	Xcel Energy Inc.	4.000%	6/15/28	4,640	4,535
	Xcel Energy Inc.	2.600%	12/1/29	3,480	3,059
	Xcel Energy Inc.	3.400%	6/1/30	7,785	7,160
	Xcel Energy Inc.	2.350%	11/15/31	3,228	2,673
					899,861
Total Corporate Bonds (Cost $13,801,463)					12,086,901
Sovereign Bonds (4.3%)
[1]	Asian Development Bank	2.625%	1/12/27	4,921	4,813
[1]	Asian Development Bank	2.375%	8/10/27	2,895	2,786
	Asian Development Bank	6.220%	8/15/27	175	197
[1]	Asian Development Bank	2.500%	11/2/27	23,681	22,902
[1]	Asian Development Bank	2.750%	1/19/28	6,277	6,135
[1]	Asian Development Bank	1.250%	6/9/28	12,130	10,853
	Asian Development Bank	5.820%	6/16/28	4,833	5,492
[1]	Asian Development Bank	3.125%	9/26/28	8,610	8,574
[1]	Asian Development Bank	1.750%	9/19/29	21,445	19,458
[1]	Asian Development Bank	1.875%	1/24/30	18,194	16,583
[1]	Asian Development Bank	0.750%	10/8/30	2,580	2,131
[1]	Asian Development Bank	1.500%	3/4/31	5,948	5,195
	Asian Development Bank	3.125%	4/27/32	17,000	16,882
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	7.250%	9/23/27	6,955	7,953
	Equinor ASA	3.625%	9/10/28	5,550	5,426
	Equinor ASA	3.125%	4/6/30	8,504	7,875
	Equinor ASA	2.375%	5/22/30	12,368	10,850
	European Investment Bank	0.625%	10/21/27	12,370	10,850
	European Investment Bank	1.625%	10/9/29	17,210	15,519
	European Investment Bank	0.875%	5/17/30	16,275	13,681
	European Investment Bank	0.750%	9/23/30	7,180	5,962
	European Investment Bank	1.250%	2/14/31	32,955	28,262
	European Investment Bank	1.625%	5/13/31	200	177
	Export-Import Bank of Korea	1.250%	9/21/30	7,750	6,394
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	2,059
	Export-Import Bank of Korea	2.125%	1/18/32	5,000	4,311
[1]	Hong Kong Government International Bond	1.750%	11/24/31	4,100	3,563
[1]	Hydro-Quebec	8.500%	12/1/29	1,400	1,833
[1]	Hydro-Quebec	9.375%	4/15/30	2,175	3,003
[1]	Inter-American Development Bank	2.000%	6/2/26	663	635
	Inter-American Development Bank	2.375%	7/7/27	24,692	23,788
	Inter-American Development Bank	0.625%	9/16/27	14,601	12,826
	Inter-American Development Bank	1.125%	7/20/28	10,908	9,676
	Inter-American Development Bank	3.125%	9/18/28	20,375	20,295
	Inter-American Development Bank	2.250%	6/18/29	26,545	24,959
[1]	Inter-American Development Bank	1.125%	1/13/31	41,890	35,516
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,180
	International Bank for Reconstruction & Development	0.875%	7/15/26	307	281
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	20,485	19,811
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,056	52,018
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	12,825	11,594
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,480	35,801

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,150	27,348
	International Bank for Reconstruction & Development	0.875%	5/14/30	8,135	6,833
	International Bank for Reconstruction & Development	0.750%	8/26/30	14,925	12,355
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,770	24,625
	International Bank for Reconstruction & Development	1.625%	11/3/31	41,085	35,929
	International Bank for Reconstruction & Development	2.500%	3/29/32	28,665	27,011
[1]	International Finance Corp.	2.125%	4/7/26	389	375
	International Finance Corp.	0.750%	8/27/30	6,465	5,358
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	9,200	8,974
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	16,635	16,068
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,425	10,352
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	10,850	10,856
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	6,175	5,701
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	4,975	4,518
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,396
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	15,175	13,387
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,300	4,272
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,200	3,473
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	3,478
[6]	KFW	2.875%	4/3/28	26,207	25,800
[6]	KFW	1.750%	9/14/29	9,202	8,383
[6]	KFW	0.750%	9/30/30	12,763	10,582
	Korea Development Bank	1.625%	1/19/31	3,500	2,949
	Korea Development Bank	2.000%	10/25/31	2,321	1,979
[1,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	5,965	5,752
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,045	10,073
[1,7]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,346
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	9,614
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	19,305	19,550
	Province of Alberta	3.300%	3/15/28	8,855	8,783
	Province of Alberta	1.300%	7/22/30	22,479	19,097
	Province of British Columbia	2.250%	6/2/26	219	211
	Province of British Columbia	1.300%	1/29/31	9,815	8,294
	Province of Manitoba	2.125%	6/22/26	682	650
[1]	Province of Manitoba	1.500%	10/25/28	6,775	6,033
	Province of New Brunswick	3.625%	2/24/28	3,675	3,715
	Province of Ontario	2.300%	6/15/26	22,962	22,090
	Province of Ontario	2.000%	10/2/29	14,205	12,886
	Province of Ontario	1.125%	10/7/30	10,765	8,984
	Province of Ontario	1.600%	2/25/31	7,290	6,272
	Province of Quebec	2.500%	4/20/26	372	361
	Province of Quebec	2.750%	4/12/27	4,583	4,467
[1]	Province of Quebec	7.500%	9/15/29	3,870	4,825
	Province of Quebec	1.350%	5/28/30	37,080	31,752
	Province of Quebec	1.900%	4/21/31	4,325	3,824
[1]	Republic of Chile	3.240%	2/6/28	21,195	19,957
[1]	Republic of Chile	2.450%	1/31/31	12,905	11,013
	Republic of Indonesia	3.500%	1/11/28	10,905	10,413
	Republic of Indonesia	4.100%	4/24/28	13,705	13,471
	Republic of Indonesia	4.750%	2/11/29	8,587	8,662
	Republic of Indonesia	3.400%	9/18/29	6,100	5,662
	Republic of Indonesia	2.850%	2/14/30	11,360	10,115
	Republic of Indonesia	3.850%	10/15/30	6,090	5,785
	Republic of Indonesia	1.850%	3/12/31	600	486
[1]	Republic of Indonesia	2.150%	7/28/31	6,020	4,933
[1]	Republic of Indonesia	3.550%	3/31/32	14,125	12,812
	Republic of Italy	2.875%	10/17/29	18,350	16,212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	3.500%	9/20/28	4,475	4,474
	Republic of Korea	2.500%	6/19/29	4,835	4,581
	Republic of Korea	1.000%	9/16/30	6,200	5,160
	Republic of Korea	1.750%	10/15/31	4,875	4,258
	Republic of Panama	8.875%	9/30/27	10,497	12,370
[1]	Republic of Panama	3.875%	3/17/28	9,383	8,954
	Republic of Panama	9.375%	4/1/29	5,885	7,190
[1]	Republic of Panama	3.160%	1/23/30	12,600	11,217
	Republic of Peru	4.125%	8/25/27	7,210	7,068
[1]	Republic of Peru	2.783%	1/23/31	32,950	28,035
	Republic of Poland	3.250%	4/6/26	1,197	1,161
	Republic of the Philippines	3.000%	2/1/28	15,810	15,056
	Republic of the Philippines	3.750%	1/14/29	11,600	11,262
	Republic of the Philippines	9.500%	2/2/30	15,117	19,544
	Republic of the Philippines	2.457%	5/5/30	14,875	12,973
	Republic of the Philippines	7.750%	1/14/31	12,119	14,613
	Republic of the Philippines	1.648%	6/10/31	1,250	1,003
	Republic of the Philippines	1.950%	1/6/32	6,275	5,100
	Republic of the Philippines	6.375%	1/15/32	8,210	9,161
	State of Israel	3.250%	1/17/28	7,215	7,048
	State of Israel	2.500%	1/15/30	8,330	7,638
	State of Israel	2.750%	7/3/30	18,890	17,559
	United Mexican States	3.750%	1/11/28	10,055	9,625
	United Mexican States	4.500%	4/22/29	30,580	29,701
[1]	United Mexican States	3.250%	4/16/30	29,844	26,241
[1]	United Mexican States	2.659%	5/24/31	25,933	21,318
[1]	United Mexican States	8.300%	8/15/31	3,900	4,868
[1]	United Mexican States	4.750%	4/27/32	13,735	13,185
Total Sovereign Bonds (Cost $1,581,848)					1,409,570
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,240	1,232
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	937
	California GO	1.700%	2/1/28	3,160	2,840
	California GO	3.500%	4/1/28	3,450	3,408
	California GO	3.050%	4/1/29	3,450	3,289
	California GO	2.500%	10/1/29	2,850	2,612
	California GO	1.750%	11/1/30	5,000	4,239
	Connecticut GO	5.850%	3/15/32	9,000	10,085
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	145	144
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	8,683
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,425
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	50
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,202
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,372
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,056
	Massachusetts GO	4.500%	8/1/31	1,350	1,387
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,239
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,106
	National Finance Authority NH Revenue	3.300%	4/1/32	2,500	2,056
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	18,509
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,540

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.206%	10/1/31	1,070	1,143
	Oregon GO	5.892%	6/1/27	13,750	14,687
[9]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,577
[8]	Oregon School Boards Association GO	5.550%	6/30/28	875	920
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,415
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	850	923
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,772
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,970
	University of California Revenue	3.349%	7/1/29	100	96
	University of California Revenue	1.614%	5/15/30	7,125	5,979
	University of California Revenue	4.601%	5/15/31	203	209
	Utah GO	3.539%	7/1/25	748	753
[9]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,270	2,412
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,226
Total Taxable Municipal Bonds (Cost $139,310)					128,493
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[10]	Vanguard Market Liquidity Fund (Cost $31,942)	1.417%		319,550	31,945
Total Investments (99.5%) (Cost $36,156,744)					32,428,769
Other Assets and Liabilities—Net (0.5%)					176,589
Net Assets (100%)					32,605,358
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $256,260,000, representing 0.8% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $36,124,802)	32,396,824
Affiliated Issuers (Cost $31,942)	31,945
Total Investments in Securities	32,428,769
Investment in Vanguard	1,207
Cash	5,115
Cash Collateral Received for ETF Capital Activity	50,482
Receivables for Investment Securities Sold	631,722
Receivables for Accrued Income	201,553
Receivables for Capital Shares Issued	16,097
Other Assets	86
Total Assets	33,335,031
Liabilities
Payables for Investment Securities Purchased	628,824
Collateral for ETF Capital Activity	50,482
Payables for Capital Shares Redeemed	43,424
Payables for Distributions	6,201
Payables to Vanguard	742
Total Liabilities	729,673
Net Assets	32,605,358
At June 30, 2022, net assets consisted of:

Paid-in Capital	36,752,484
Total Distributable Earnings (Loss)	(4,147,126)
Net Assets	32,605,358

Investor Shares—Net Assets
Applicable to 7,923,229 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,331
Net Asset Value Per Share—Investor Shares	$10.52

ETF Shares—Net Assets
Applicable to 155,754,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,090,650
Net Asset Value Per Share—ETF Shares	$77.63

Admiral Shares—Net Assets
Applicable to 1,500,426,823 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,780,516
Net Asset Value Per Share—Admiral Shares	$10.52

Institutional Shares—Net Assets
Applicable to 274,067,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,882,422
Net Asset Value Per Share—Institutional Shares	$10.52

Institutional Plus Shares—Net Assets
Applicable to 168,145,929 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,768,439
Net Asset Value Per Share—Institutional Plus Shares	$10.52

Intermediate-Term Bond Index Fund
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	365,333
Total Income	365,333
Expenses
The Vanguard Group—Note B
Investment Advisory Services	328
Management and Administrative—Investor Shares	63
Management and Administrative—ETF Shares	2,013
Management and Administrative—Admiral Shares	5,258
Management and Administrative—Institutional Shares	656
Management and Administrative—Institutional Plus Shares	293
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	246
Marketing and Distribution—Admiral Shares	411
Marketing and Distribution—Institutional Shares	62
Marketing and Distribution—Institutional Plus Shares	30
Custodian Fees	59
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	220
Shareholders’ Reports—Admiral Shares	82
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	2
Trustees’ Fees and Expenses	9
Other Expenses	8
Total Expenses	9,752
Expenses Paid Indirectly	(25)
Net Expenses	9,727
Net Investment Income	355,606
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(400,911)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(3,993,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,039,249)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $116,000, $10,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($57,544,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	355,606	746,679
Realized Net Gain (Loss)	(400,911)	667,855
Change in Unrealized Appreciation (Depreciation)	(3,993,944)	(2,372,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,039,249)	(958,131)
Distributions
Investor Shares	(914)	(3,952)
ETF Shares	(115,548)	(492,169)
Admiral Shares	(175,864)	(638,692)
Institutional Shares	(31,812)	(110,932)
Institutional Plus Shares	(18,184)	(59,675)
Total Distributions	(342,322)	(1,305,420)
Capital Share Transactions
Investor Shares	(7,592)	(59,389)
ETF Shares	(633,180)	(271,705)
Admiral Shares	(850,772)	(355,217)
Institutional Shares	(9,022)	(58,451)
Institutional Plus Shares	195,586	103,097
Net Increase (Decrease) from Capital Share Transactions	(1,304,980)	(641,665)
Total Increase (Decrease)	(5,686,551)	(2,905,216)
Net Assets
Beginning of Period	38,291,909	41,197,125
End of Period	32,605,358	38,291,909

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.107	.221	.271	.316	.306	.289
Net Realized and Unrealized Gain (Loss) on Investments	(1.367)	(.529)	.868	.787	(.340)	.132
Total from Investment Operations	(1.260)	(.308)	1.139	1.103	(.034)	.421
Distributions
Dividends from Net Investment Income	(.107)	(.219)	(.271)	(.313)	(.306)	(.290)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—	(.011)
Total Distributions	(.110)	(.392)	(.359)	(.313)	(.306)	(.301)
Net Asset Value, End of Period	$10.52	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return[2]	-10.64%	-2.44%	9.71%	10.09%	-0.25%	3.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83	$103	$170	$163	$1,037	$1,307
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.81%	2.18%	2.78%	2.79%	2.54%
Portfolio Turnover Rate[4]	20%	46%	55%	50%	53%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$87.63	$92.73	$87.08	$81.27	$83.73	$82.86
Investment Operations
Net Investment Income[1]	.830	1.715	2.080	2.392	2.320	2.199
Net Realized and Unrealized Gain (Loss) on Investments	(10.117)	(3.817)	6.313	5.816	(2.442)	.925
Total from Investment Operations	(9.287)	(2.102)	8.393	8.208	(.122)	3.124
Distributions
Dividends from Net Investment Income	(.692)	(1.719)	(2.094)	(2.398)	(2.338)	(2.174)
Distributions from Realized Capital Gains	(.021)	(1.279)	(.649)	—	—	(.080)
Total Distributions	(.713)	(2.998)	(2.743)	(2.398)	(2.338)	(2.254)
Net Asset Value, End of Period	$77.63	$87.63	$92.73	$87.08	$81.27	$83.73
Total Return	-10.63%	-2.27%	9.71%	10.19%	-0.09%	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,091	$14,359	$15,482	$13,546	$12,772	$15,328
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.91%	2.27%	2.80%	2.87%	2.62%
Portfolio Turnover Rate[3]	20%	46%	55%	50%	53%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.111	.229	.280	.322	.315	.298
Net Realized and Unrealized Gain (Loss) on Investments	(1.367)	(.527)	.869	.790	(.341)	.132
Total from Investment Operations	(1.256)	(.298)	1.149	1.112	(.026)	.430
Distributions
Dividends from Net Investment Income	(.111)	(.229)	(.281)	(.322)	(.314)	(.299)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—	(.011)
Total Distributions	(.114)	(.402)	(.369)	(.322)	(.314)	(.310)
Net Asset Value, End of Period	$10.52	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return[2]	-10.60%	-2.36%	9.80%	10.18%	-0.17%	3.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,781	$18,773	$20,241	$16,776	$12,830	$13,477
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.88%	2.25%	2.78%	2.87%	2.62%
Portfolio Turnover Rate[4]	20%	46%	55%	50%	53%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.112	.232	.283	.325	.317	.301
Net Realized and Unrealized Gain (Loss) on Investments	(1.367)	(.527)	.868	.790	(.340)	.131
Total from Investment Operations	(1.255)	(.295)	1.151	1.115	(.023)	.432
Distributions
Dividends from Net Investment Income	(.112)	(.232)	(.283)	(.325)	(.317)	(.301)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—	(.011)
Total Distributions	(.115)	(.405)	(.371)	(.325)	(.317)	(.312)
Net Asset Value, End of Period	$10.52	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return	-10.59%	-2.34%	9.82%	10.20%	-0.15%	3.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,882	$3,271	$3,527	$3,158	$2,952	$3,127
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.90%	2.28%	2.81%	2.89%	2.64%
Portfolio Turnover Rate[3]	20%	46%	55%	50%	53%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36	$11.24
Investment Operations
Net Investment Income[1]	.113	.233	.285	.326	.319	.302
Net Realized and Unrealized Gain (Loss) on Investments	(1.367)	(.527)	.868	.790	(.341)	.131
Total from Investment Operations	(1.254)	(.294)	1.153	1.116	(.022)	.433
Distributions
Dividends from Net Investment Income	(.113)	(.233)	(.285)	(.326)	(.318)	(.302)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—	(.011)
Total Distributions	(.116)	(.406)	(.373)	(.326)	(.318)	(.313)
Net Asset Value, End of Period	$10.52	$11.89	$12.59	$11.81	$11.02	$11.36
Total Return	-10.59%	-2.33%	9.83%	10.21%	-0.14%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,768	$1,786	$1,777	$1,632	$1,752	$1,640
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.91%	2.29%	2.83%	2.90%	2.65%
Portfolio Turnover Rate[3]	20%	46%	55%	50%	53%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Intermediate-Term Bond Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,207,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,771,860	—	18,771,860
Corporate Bonds	—	12,086,901	—	12,086,901
Sovereign Bonds	—	1,409,570	—	1,409,570
Taxable Municipal Bonds	—	128,493	—	128,493
Temporary Cash Investments	31,945	—	—	31,945
Total	31,945	32,396,824	—	32,428,769
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,230,466
Gross Unrealized Appreciation	2,363
Gross Unrealized Depreciation	(3,804,060)
Net Unrealized Appreciation (Depreciation)	(3,801,697)
F.  During the six months ended June 30, 2022, the fund purchased $3,084,667,000 of investment securities and sold $4,599,498,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,287,799,000 and $5,021,755,000, respectively. Purchases and sales include $1,180,465,000 and $1,812,848,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $100,095,000 and sales were $3,917,707,000, resulting in net realized loss of $161,064,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,954	442	14,241	1,164
Issued in Lieu of Cash Distributions	914	83	3,946	327
Redeemed	(13,460)	(1,224)	(77,576)	(6,408)
Net Increase (Decrease)—Investor Shares	(7,592)	(699)	(59,389)	(4,917)
ETF Shares
Issued	1,195,824	14,300	6,426,384	71,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,829,004)	(22,400)	(6,698,089)	(74,600)
Net Increase (Decrease)—ETF Shares	(633,180)	(8,100)	(271,705)	(3,100)
Admiral Shares
Issued	1,659,719	150,095	4,313,496	353,170
Issued in Lieu of Cash Distributions	149,570	13,605	549,765	45,606
Redeemed	(2,660,061)	(241,627)	(5,218,478)	(428,670)
Net Increase (Decrease)—Admiral Shares	(850,772)	(77,927)	(355,217)	(29,894)

Intermediate-Term Bond Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	384,841	34,929	930,834	76,452
Issued in Lieu of Cash Distributions	30,482	2,774	107,115	8,886
Redeemed	(424,345)	(38,682)	(1,096,400)	(90,523)
Net Increase (Decrease)—Institutional Shares	(9,022)	(979)	(58,451)	(5,185)
Institutional Plus Shares
Issued	455,245	41,455	482,941	39,664
Issued in Lieu of Cash Distributions	7,929	724	26,886	2,231
Redeemed	(267,588)	(24,153)	(406,730)	(32,929)
Net Increase (Decrease)—Institutional Plus Shares	195,586	18,026	103,097	8,966
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Long-Term Bond Index Fund
Fund Allocation
As of June 30, 2022
Corporate Bonds	49.1%
Sovereign Bonds	3.1
Taxable Municipal Bonds	3.2
U.S. Government and Agency Obligations	44.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.9%)
U.S. Government Securities (43.2%)
	United States Treasury Note/Bond	5.000%	5/15/37	6,275	7,751
	United States Treasury Note/Bond	4.375%	2/15/38	13,253	15,421
	United States Treasury Note/Bond	4.500%	5/15/38	10,360	12,209
	United States Treasury Note/Bond	3.500%	2/15/39	15,848	16,546
	United States Treasury Note/Bond	4.250%	5/15/39	23,380	26,694
	United States Treasury Note/Bond	4.500%	8/15/39	16,000	18,807
	United States Treasury Note/Bond	4.375%	11/15/39	29,710	34,301
	United States Treasury Note/Bond	1.125%	5/15/40	80,675	56,145
	United States Treasury Note/Bond	4.375%	5/15/40	34,160	39,348
	United States Treasury Note/Bond	1.125%	8/15/40	57,070	39,396
	United States Treasury Note/Bond	3.875%	8/15/40	22,565	24,310
	United States Treasury Note/Bond	1.375%	11/15/40	113,515	81,731
	United States Treasury Note/Bond	4.250%	11/15/40	34,800	39,297
	United States Treasury Note/Bond	1.875%	2/15/41	136,513	107,056
	United States Treasury Note/Bond	4.750%	2/15/41	30,705	36,956
	United States Treasury Note/Bond	2.250%	5/15/41	131,910	110,001
	United States Treasury Note/Bond	4.375%	5/15/41	37,045	42,417
	United States Treasury Note/Bond	1.750%	8/15/41	146,657	111,528
	United States Treasury Note/Bond	2.000%	11/15/41	148,795	118,129
	United States Treasury Note/Bond	3.125%	11/15/41	33,137	31,791
	United States Treasury Note/Bond	2.375%	2/15/42	152,303	129,124
	United States Treasury Note/Bond	3.125%	2/15/42	25,932	24,814
	United States Treasury Note/Bond	3.000%	5/15/42	24,135	22,596
	United States Treasury Note/Bond	3.250%	5/15/42	21,160	20,651
	United States Treasury Note/Bond	2.750%	8/15/42	31,473	28,203
	United States Treasury Note/Bond	2.750%	11/15/42	55,968	50,074
	United States Treasury Note/Bond	3.125%	2/15/43	36,760	34,905
	United States Treasury Note/Bond	2.875%	5/15/43	69,470	63,283
	United States Treasury Note/Bond	3.625%	8/15/43	53,630	55,004
	United States Treasury Note/Bond	3.750%	11/15/43	57,410	60,011
	United States Treasury Note/Bond	3.625%	2/15/44	44,294	45,415
	United States Treasury Note/Bond	3.125%	8/15/44	19,248	18,228
	United States Treasury Note/Bond	2.500%	2/15/45	41,811	35,448
	United States Treasury Note/Bond	2.875%	8/15/45	33,292	30,233
	United States Treasury Note/Bond	3.000%	11/15/45	24,640	22,892
	United States Treasury Note/Bond	2.500%	2/15/46	35,795	30,336
	United States Treasury Note/Bond	2.500%	5/15/46	57,131	48,401
	United States Treasury Note/Bond	2.250%	8/15/46	72,993	58,828
	United States Treasury Note/Bond	2.875%	11/15/46	37,299	33,989
	United States Treasury Note/Bond	3.000%	2/15/47	60,694	56,654
	United States Treasury Note/Bond	3.000%	5/15/47	29,897	27,940
	United States Treasury Note/Bond	2.750%	8/15/47	79,651	71,213
	United States Treasury Note/Bond	2.750%	11/15/47	72,506	64,926
	United States Treasury Note/Bond	3.000%	2/15/48	84,535	79,648
	United States Treasury Note/Bond	3.125%	5/15/48	83,506	80,766
	United States Treasury Note/Bond	3.000%	8/15/48	85,973	81,190
	United States Treasury Note/Bond	3.375%	11/15/48	99,701	101,290
	United States Treasury Note/Bond	3.000%	2/15/49	82,431	78,541
	United States Treasury Note/Bond	2.875%	5/15/49	91,260	85,071
	United States Treasury Note/Bond	2.250%	8/15/49	96,160	78,881
	United States Treasury Note/Bond	2.375%	11/15/49	81,271	68,623
	United States Treasury Note/Bond	2.000%	2/15/50	89,439	69,316
[1]	United States Treasury Note/Bond	1.250%	5/15/50	129,110	82,106
	United States Treasury Note/Bond	1.375%	8/15/50	127,559	83,950
	United States Treasury Note/Bond	1.625%	11/15/50	146,479	102,993
	United States Treasury Note/Bond	1.875%	2/15/51	135,689	101,788
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	5/15/51	156,722	132,283
	United States Treasury Note/Bond	2.000%	8/15/51	151,854	117,355
	United States Treasury Note/Bond	1.875%	11/15/51	94,480	70,889
	United States Treasury Note/Bond	2.250%	2/15/52	145,848	120,006
	United States Treasury Note/Bond	2.875%	5/15/52	64,115	60,529
					3,598,227
Agency Bonds and Notes (0.7%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,177
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,193
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,890
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,657	14,488
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	21
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,125	3,807
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	992
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,695
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,465
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,200
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,038
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,380
	Tennessee Valley Authority	5.250%	9/15/39	6,240	7,098
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,934
	Tennessee Valley Authority	5.375%	4/1/56	950	1,193
	Tennessee Valley Authority	4.625%	9/15/60	400	449
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,623
					54,643
Total U.S. Government and Agency Obligations (Cost $4,358,273)					3,652,870
Corporate Bonds (48.3%)
Communications (6.2%)
	Activision Blizzard Inc.	4.500%	6/15/47	625	605
	Activision Blizzard Inc.	2.500%	9/15/50	2,618	1,796
	Alphabet Inc.	1.900%	8/15/40	1,165	833
	Alphabet Inc.	2.050%	8/15/50	4,860	3,266
	Alphabet Inc.	2.250%	8/15/60	3,466	2,258
	America Movil SAB de CV	6.375%	3/1/35	1,588	1,813
	America Movil SAB de CV	6.125%	11/15/37	790	857
	America Movil SAB de CV	6.125%	3/30/40	3,967	4,389
	America Movil SAB de CV	4.375%	7/16/42	2,269	2,059
	America Movil SAB de CV	4.375%	4/22/49	2,991	2,770
	AT&T Inc.	2.550%	12/1/33	6,368	5,165
	AT&T Inc.	4.500%	5/15/35	5,332	5,055
	AT&T Inc.	4.900%	8/15/37	2,960	2,933
	AT&T Inc.	4.850%	3/1/39	4,140	3,950
	AT&T Inc.	3.500%	6/1/41	5,295	4,232
	AT&T Inc.	4.300%	12/15/42	1,476	1,283
	AT&T Inc.	4.650%	6/1/44	2,175	1,980
	AT&T Inc.	4.350%	6/15/45	748	653
	AT&T Inc.	4.750%	5/15/46	5,465	5,069
[4]	AT&T Inc.	5.150%	11/15/46	3,292	3,250
	AT&T Inc.	4.500%	3/9/48	4,193	3,730
	AT&T Inc.	4.550%	3/9/49	2,307	2,098
	AT&T Inc.	3.650%	6/1/51	6,255	4,889
	AT&T Inc.	3.500%	9/15/53	14,700	11,148
	AT&T Inc.	3.550%	9/15/55	15,842	11,872
	AT&T Inc.	3.800%	12/1/57	12,810	9,935
	AT&T Inc.	3.650%	9/15/59	13,112	9,825
	AT&T Inc.	3.850%	6/1/60	2,875	2,226

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	716	656
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	655	586
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,075	1,526
	Charter Communications Operating LLC	4.400%	4/1/33	1,075	963
	Charter Communications Operating LLC	6.384%	10/23/35	4,595	4,638
	Charter Communications Operating LLC	5.375%	4/1/38	1,200	1,069
	Charter Communications Operating LLC	3.500%	6/1/41	1,690	1,190
	Charter Communications Operating LLC	3.500%	3/1/42	2,925	2,036
	Charter Communications Operating LLC	6.484%	10/23/45	7,667	7,465
	Charter Communications Operating LLC	5.375%	5/1/47	5,264	4,506
	Charter Communications Operating LLC	5.750%	4/1/48	5,960	5,360
	Charter Communications Operating LLC	5.125%	7/1/49	2,867	2,393
	Charter Communications Operating LLC	4.800%	3/1/50	6,702	5,310
	Charter Communications Operating LLC	3.700%	4/1/51	3,813	2,590
	Charter Communications Operating LLC	3.900%	6/1/52	4,496	3,139
	Charter Communications Operating LLC	5.250%	4/1/53	2,050	1,748
	Charter Communications Operating LLC	6.834%	10/23/55	628	635
	Charter Communications Operating LLC	3.850%	4/1/61	3,950	2,595
	Charter Communications Operating LLC	4.400%	12/1/61	3,075	2,224
	Charter Communications Operating LLC	3.950%	6/30/62	1,735	1,156
	Charter Communications Operating LLC	5.500%	4/1/63	2,000	1,706
	Comcast Corp.	4.250%	1/15/33	3,369	3,310
	Comcast Corp.	7.050%	3/15/33	1,059	1,272
	Comcast Corp.	4.200%	8/15/34	1,675	1,613
	Comcast Corp.	5.650%	6/15/35	1,305	1,421
	Comcast Corp.	4.400%	8/15/35	1,630	1,581
	Comcast Corp.	6.500%	11/15/35	697	813
	Comcast Corp.	3.200%	7/15/36	1,416	1,201
	Comcast Corp.	6.450%	3/15/37	1,742	2,057
	Comcast Corp.	3.900%	3/1/38	1,725	1,564
	Comcast Corp.	4.600%	10/15/38	1,757	1,702
	Comcast Corp.	3.250%	11/1/39	4,175	3,432
	Comcast Corp.	3.750%	4/1/40	3,363	2,950
	Comcast Corp.	4.650%	7/15/42	1,605	1,552
	Comcast Corp.	4.600%	8/15/45	1,735	1,648
	Comcast Corp.	3.400%	7/15/46	1,819	1,451
	Comcast Corp.	4.000%	8/15/47	1,505	1,306
	Comcast Corp.	3.969%	11/1/47	6,565	5,678
	Comcast Corp.	4.000%	3/1/48	2,834	2,471
	Comcast Corp.	4.700%	10/15/48	2,810	2,725
	Comcast Corp.	3.999%	11/1/49	5,392	4,709
	Comcast Corp.	3.450%	2/1/50	2,935	2,337
	Comcast Corp.	2.800%	1/15/51	3,485	2,463
	Comcast Corp.	2.887%	11/1/51	10,310	7,373
	Comcast Corp.	2.450%	8/15/52	2,130	1,412
	Comcast Corp.	4.049%	11/1/52	2,083	1,825
	Comcast Corp.	2.937%	11/1/56	11,723	8,135
	Comcast Corp.	4.950%	10/15/58	2,573	2,565
	Comcast Corp.	2.650%	8/15/62	1,314	846
	Comcast Corp.	2.987%	11/1/63	8,197	5,600
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	5.000%	9/20/37	1,295	1,165
	Discovery Communications LLC	6.350%	6/1/40	1,140	1,126
	Discovery Communications LLC	4.875%	4/1/43	1,016	841
	Discovery Communications LLC	5.200%	9/20/47	2,597	2,226
	Discovery Communications LLC	5.300%	5/15/49	1,954	1,684
	Discovery Communications LLC	4.650%	5/15/50	1,675	1,317
	Discovery Communications LLC	4.000%	9/15/55	3,549	2,479
	Electronic Arts Inc.	2.950%	2/15/51	880	644
	Fox Corp.	5.476%	1/25/39	2,385	2,316
	Fox Corp.	5.576%	1/25/49	3,071	2,993
	Grupo Televisa SAB	6.625%	1/15/40	1,270	1,371
	Grupo Televisa SAB	5.000%	5/13/45	2,230	2,073
	Grupo Televisa SAB	6.125%	1/31/46	1,600	1,764
	Grupo Televisa SAB	5.250%	5/24/49	1,375	1,360
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	523
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,511	1,475
[5]	Magallanes Inc.	5.050%	3/15/42	9,030	7,679
[5]	Magallanes Inc.	5.141%	3/15/52	13,900	11,670
[5]	Magallanes Inc.	5.391%	3/15/62	6,000	5,032
	NBCUniversal Media LLC	6.400%	4/30/40	100	118
	NBCUniversal Media LLC	4.450%	1/15/43	1,625	1,508
	Orange SA	5.375%	1/13/42	1,150	1,187
	Orange SA	5.500%	2/6/44	1,556	1,637
	Paramount Global	5.500%	5/15/33	875	849
	Paramount Global	6.875%	4/30/36	2,655	2,759
	Paramount Global	5.900%	10/15/40	913	857
	Paramount Global	4.850%	7/1/42	1,811	1,507
	Paramount Global	4.375%	3/15/43	3,520	2,727
	Paramount Global	5.850%	9/1/43	1,494	1,395
	Paramount Global	5.250%	4/1/44	779	667
	Paramount Global	4.900%	8/15/44	1,036	839
	Paramount Global	4.600%	1/15/45	1,059	833
	Paramount Global	4.950%	5/19/50	2,192	1,841
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,326
[5]	Rogers Communications Inc.	4.500%	3/15/42	3,000	2,670
	Rogers Communications Inc.	4.500%	3/15/43	1,755	1,508
	Rogers Communications Inc.	5.450%	10/1/43	315	311
	Rogers Communications Inc.	5.000%	3/15/44	874	812
	Rogers Communications Inc.	4.300%	2/15/48	775	649
	Rogers Communications Inc.	4.350%	5/1/49	1,662	1,412
	Rogers Communications Inc.	3.700%	11/15/49	1,275	971
[5]	Rogers Communications Inc.	4.550%	3/15/52	4,970	4,383
	Telefonica Emisiones SA	7.045%	6/20/36	4,015	4,533
	Telefonica Emisiones SA	4.665%	3/6/38	1,786	1,590
	Telefonica Emisiones SA	5.213%	3/8/47	1,922	1,714
	Telefonica Emisiones SA	4.895%	3/6/48	2,756	2,357
	Telefonica Emisiones SA	5.520%	3/1/49	3,575	3,322
	TELUS Corp.	4.600%	11/16/48	1,030	960
	TELUS Corp.	4.300%	6/15/49	1,546	1,384
	Thomson Reuters Corp.	5.500%	8/15/35	724	747
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,473
	Thomson Reuters Corp.	5.650%	11/23/43	600	606
	Time Warner Cable LLC	6.550%	5/1/37	2,020	2,023
	Time Warner Cable LLC	7.300%	7/1/38	2,818	2,952
	Time Warner Cable LLC	6.750%	6/15/39	3,391	3,396
	Time Warner Cable LLC	5.875%	11/15/40	1,362	1,249
	Time Warner Cable LLC	5.500%	9/1/41	3,027	2,663
	Time Warner Cable LLC	4.500%	9/15/42	3,235	2,537
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,413	2,783
	T-Mobile USA Inc.	4.375%	4/15/40	6,805	6,093
	T-Mobile USA Inc.	3.000%	2/15/41	2,920	2,169
	T-Mobile USA Inc.	4.500%	4/15/50	6,749	5,996
	T-Mobile USA Inc.	3.300%	2/15/51	5,235	3,821
[5]	T-Mobile USA Inc.	3.400%	10/15/52	5,540	4,086
	T-Mobile USA Inc.	3.600%	11/15/60	2,105	1,538
[5]	T-Mobile USA Inc.	3.600%	11/15/60	905	660
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,239	1,160
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,499	1,367
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,252	1,066

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,130	1,932
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	191
	Verizon Communications Inc.	4.500%	8/10/33	4,676	4,558
	Verizon Communications Inc.	6.400%	9/15/33	670	757
	Verizon Communications Inc.	4.400%	11/1/34	5,085	4,880
	Verizon Communications Inc.	4.272%	1/15/36	3,544	3,339
	Verizon Communications Inc.	5.250%	3/16/37	4,103	4,240
	Verizon Communications Inc.	4.812%	3/15/39	2,771	2,727
	Verizon Communications Inc.	2.650%	11/20/40	3,285	2,409
	Verizon Communications Inc.	3.400%	3/22/41	12,150	9,888
	Verizon Communications Inc.	2.850%	9/3/41	1,470	1,102
	Verizon Communications Inc.	4.750%	11/1/41	1,055	1,011
	Verizon Communications Inc.	4.125%	8/15/46	3,346	2,983
	Verizon Communications Inc.	4.862%	8/21/46	3,927	3,870
	Verizon Communications Inc.	4.522%	9/15/48	4,977	4,712
	Verizon Communications Inc.	4.000%	3/22/50	3,750	3,238
	Verizon Communications Inc.	2.875%	11/20/50	6,160	4,372
	Verizon Communications Inc.	3.550%	3/22/51	9,350	7,496
	Verizon Communications Inc.	3.875%	3/1/52	965	815
	Verizon Communications Inc.	2.987%	10/30/56	9,618	6,681
	Verizon Communications Inc.	3.000%	11/20/60	4,180	2,846
	Verizon Communications Inc.	3.700%	3/22/61	5,955	4,676
	Vodafone Group plc	6.250%	11/30/32	620	677
	Vodafone Group plc	6.150%	2/27/37	3,593	3,878
	Vodafone Group plc	5.000%	5/30/38	2,177	2,084
	Vodafone Group plc	4.375%	2/19/43	2,566	2,229
	Vodafone Group plc	5.250%	5/30/48	5,979	5,685
	Vodafone Group plc	4.875%	6/19/49	3,731	3,431
	Vodafone Group plc	4.250%	9/17/50	3,235	2,703
	Vodafone Group plc	5.125%	6/19/59	950	878
	Walt Disney Co.	6.550%	3/15/33	1,296	1,498
	Walt Disney Co.	6.200%	12/15/34	1,981	2,258
	Walt Disney Co.	6.400%	12/15/35	1,996	2,321
	Walt Disney Co.	6.150%	3/1/37	533	603
	Walt Disney Co.	6.650%	11/15/37	1,710	2,037
	Walt Disney Co.	4.625%	3/23/40	1,250	1,224
	Walt Disney Co.	3.500%	5/13/40	2,530	2,160
	Walt Disney Co.	6.150%	2/15/41	880	1,008
	Walt Disney Co.	5.400%	10/1/43	1,292	1,363
	Walt Disney Co.	4.750%	9/15/44	2,104	2,052
	Walt Disney Co.	4.750%	11/15/46	877	859
	Walt Disney Co.	2.750%	9/1/49	4,520	3,237
	Walt Disney Co.	4.700%	3/23/50	3,030	3,000
	Walt Disney Co.	3.600%	1/13/51	5,675	4,738
	Walt Disney Co.	3.800%	5/13/60	2,565	2,143
					517,980
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	480	449
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,225	1,059
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,925	2,023
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,350	3,602
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	2,532
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,595	1,309
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,205	803
	Amazon.com Inc.	4.800%	12/5/34	3,970	4,164
	Amazon.com Inc.	3.875%	8/22/37	7,636	7,215
	Amazon.com Inc.	2.875%	5/12/41	3,270	2,622
	Amazon.com Inc.	4.950%	12/5/44	2,075	2,184
	Amazon.com Inc.	4.050%	8/22/47	5,735	5,378
	Amazon.com Inc.	2.500%	6/3/50	5,595	3,962
	Amazon.com Inc.	3.100%	5/12/51	6,325	4,989
	Amazon.com Inc.	3.950%	4/13/52	3,390	3,122
	Amazon.com Inc.	4.250%	8/22/57	3,510	3,296
	Amazon.com Inc.	2.700%	6/3/60	3,411	2,308
	Amazon.com Inc.	3.250%	5/12/61	3,075	2,345
	Amazon.com Inc.	4.100%	4/13/62	3,080	2,787
[4]	American University	3.672%	4/1/49	1,340	1,145
	Aptiv plc	4.400%	10/1/46	275	217
	Aptiv plc	5.400%	3/15/49	1,150	1,053
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv plc	3.100%	12/1/51	2,740	1,768
	Aptiv plc	4.150%	5/1/52	2,000	1,532
	BorgWarner Inc.	4.375%	3/15/45	1,100	891
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	961	766
	Brunswick Corp.	4.400%	9/15/32	850	735
	Brunswick Corp.	5.100%	4/1/52	750	557
[4]	California Endowment	2.498%	4/1/51	475	339
	California Institute of Technology	4.321%	8/1/45	925	920
	California Institute of Technology	4.700%	11/1/11	430	412
	California Institute of Technology	3.650%	9/1/19	1,190	887
[4]	Case Western Reserve University	5.405%	6/1/22	500	511
	Claremont Mckenna College	3.775%	1/1/22	650	465
	Cleveland Clinic Foundation	4.858%	1/1/14	790	760
	Darden Restaurants Inc.	4.550%	2/15/48	700	579
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,450	963
[4]	Duke University	2.682%	10/1/44	865	665
[4]	Duke University	2.757%	10/1/50	650	482
[4]	Duke University	2.832%	10/1/55	1,275	971
	eBay Inc.	4.000%	7/15/42	1,480	1,259
	eBay Inc.	3.650%	5/10/51	2,265	1,747
[4]	Emory University	2.969%	9/1/50	585	464
[4]	Ford Foundation	2.415%	6/1/50	956	664
[4]	Ford Foundation	2.815%	6/1/70	1,430	973
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	1,025	793
	General Motors Co.	5.000%	4/1/35	818	733
	General Motors Co.	6.600%	4/1/36	2,931	2,971
	General Motors Co.	5.150%	4/1/38	1,700	1,489
	General Motors Co.	6.250%	10/2/43	3,297	3,144
	General Motors Co.	5.200%	4/1/45	2,443	2,058
	General Motors Co.	6.750%	4/1/46	1,805	1,821
	General Motors Co.	5.400%	4/1/48	1,317	1,153
	General Motors Co.	5.950%	4/1/49	1,300	1,209
[4]	George Washington University	4.300%	9/15/44	865	806
	George Washington University	4.868%	9/15/45	300	303
[4]	George Washington University	4.126%	9/15/48	1,589	1,458
[4]	Georgetown University	4.315%	4/1/49	750	684
[4]	Georgetown University	2.943%	4/1/50	715	504
[4]	Georgetown University	5.215%	10/1/18	570	541
	Harley-Davidson Inc.	4.625%	7/28/45	755	580
	Hasbro Inc.	6.350%	3/15/40	419	430
	Hasbro Inc.	5.100%	5/15/44	1,027	922
	Home Depot Inc.	5.875%	12/16/36	5,824	6,690
	Home Depot Inc.	3.300%	4/15/40	1,873	1,590
	Home Depot Inc.	5.950%	4/1/41	1,835	2,094
	Home Depot Inc.	4.200%	4/1/43	2,316	2,166
	Home Depot Inc.	4.875%	2/15/44	2,238	2,274
	Home Depot Inc.	4.400%	3/15/45	1,147	1,097
	Home Depot Inc.	4.250%	4/1/46	4,054	3,818
	Home Depot Inc.	3.900%	6/15/47	2,905	2,600
	Home Depot Inc.	4.500%	12/6/48	2,740	2,673
	Home Depot Inc.	3.125%	12/15/49	2,275	1,774
	Home Depot Inc.	3.350%	4/15/50	4,563	3,697
	Home Depot Inc.	2.375%	3/15/51	2,775	1,875
	Home Depot Inc.	2.750%	9/15/51	2,040	1,484
	Home Depot Inc.	3.625%	4/15/52	2,075	1,778
	Home Depot Inc.	3.500%	9/15/56	1,158	945
	JD.com Inc.	4.125%	1/14/50	640	496
[4]	Johns Hopkins University	4.083%	7/1/53	831	794
[4]	Johns Hopkins University	2.813%	1/1/60	575	414
	Kohl's Corp.	5.550%	7/17/45	735	635
	Lear Corp.	5.250%	5/15/49	650	564
	Lear Corp.	3.550%	1/15/52	925	609
	Leggett & Platt Inc.	3.500%	11/15/51	1,300	985
	Leland Stanford Junior University	3.647%	5/1/48	1,980	1,836
	Leland Stanford Junior University	2.413%	6/1/50	675	485
	Lowe's Cos. Inc.	5.000%	4/15/40	1,340	1,304
	Lowe's Cos. Inc.	2.800%	9/15/41	760	551

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.250%	9/15/44	448	375
	Lowe's Cos. Inc.	3.700%	4/15/46	2,114	1,698
	Lowe's Cos. Inc.	4.050%	5/3/47	3,540	2,965
	Lowe's Cos. Inc.	4.550%	4/5/49	1,300	1,183
	Lowe's Cos. Inc.	5.125%	4/15/50	965	946
	Lowe's Cos. Inc.	3.000%	10/15/50	3,225	2,249
	Lowe's Cos. Inc.	4.250%	4/1/52	5,288	4,577
	Lowe's Cos. Inc.	4.450%	4/1/62	2,860	2,444
[4]	Marriott International Inc.	3.500%	10/15/32	2,680	2,310
[4]	Marriott International Inc.	2.750%	10/15/33	100	79
	Masco Corp.	4.500%	5/15/47	629	536
	Masco Corp.	3.125%	2/15/51	520	354
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	710	695
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	1,509	1,228
	Massachusetts Institute of Technology	3.067%	4/1/52	1,000	817
	Massachusetts Institute of Technology	5.600%	7/1/11	1,610	1,906
	Massachusetts Institute of Technology	4.678%	7/1/14	985	981
	Massachusetts Institute of Technology	3.885%	7/1/16	916	768
[4]	McDonald's Corp.	4.700%	12/9/35	2,800	2,789
[4]	McDonald's Corp.	6.300%	10/15/37	794	908
[4]	McDonald's Corp.	6.300%	3/1/38	1,881	2,147
[4]	McDonald's Corp.	5.700%	2/1/39	1,992	2,156
[4]	McDonald's Corp.	4.875%	7/15/40	1,250	1,219
[4]	McDonald's Corp.	3.700%	2/15/42	744	627
[4]	McDonald's Corp.	3.625%	5/1/43	975	807
[4]	McDonald's Corp.	4.600%	5/26/45	1,159	1,095
[4]	McDonald's Corp.	4.875%	12/9/45	1,366	1,340
[4]	McDonald's Corp.	4.450%	3/1/47	513	477
[4]	McDonald's Corp.	4.450%	9/1/48	1,065	989
[4]	McDonald's Corp.	3.625%	9/1/49	4,125	3,382
[4]	McDonald's Corp.	4.200%	4/1/50	2,200	1,977
	MDC Holdings Inc.	6.000%	1/15/43	1,438	1,182
	MDC Holdings Inc.	3.966%	8/6/61	25	14
	NIKE Inc.	3.250%	3/27/40	2,245	1,923
	NIKE Inc.	3.625%	5/1/43	1,250	1,103
	NIKE Inc.	3.875%	11/1/45	994	913
	NIKE Inc.	3.375%	11/1/46	1,030	882
	NIKE Inc.	3.375%	3/27/50	2,548	2,167
[4]	Northwestern University	4.643%	12/1/44	1,285	1,319
[4]	Northwestern University	2.640%	12/1/50	500	363
[4]	Northwestern University	3.662%	12/1/57	607	526
	Owens Corning	7.000%	12/1/36	530	582
	Owens Corning	4.300%	7/15/47	1,170	959
	Owens Corning	4.400%	1/30/48	1,077	889
	President & Fellows of Harvard College	4.875%	10/15/40	615	659
	President & Fellows of Harvard College	3.150%	7/15/46	391	333
	President & Fellows of Harvard College	2.517%	10/15/50	880	643
	President & Fellows of Harvard College	3.745%	11/15/52	1,000	942
	President & Fellows of Harvard College	3.300%	7/15/56	1,120	952
	PulteGroup Inc.	6.375%	5/15/33	575	591
	PulteGroup Inc.	6.000%	2/15/35	500	490
[4]	Rockefeller Foundation	2.492%	10/1/50	1,120	812
	Snap-on Inc.	4.100%	3/1/48	1,195	1,089
	Snap-on Inc.	3.100%	5/1/50	1,000	782
	Stanley Black & Decker Inc.	5.200%	9/1/40	750	763
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,923	1,914
	Starbucks Corp.	4.300%	6/15/45	800	705
	Starbucks Corp.	3.750%	12/1/47	1,258	1,026
	Starbucks Corp.	4.500%	11/15/48	830	756
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.450%	8/15/49	2,035	1,832
	Starbucks Corp.	3.350%	3/12/50	550	414
	Starbucks Corp.	3.500%	11/15/50	3,675	2,874
	Thomas Jefferson University	3.847%	11/1/57	1,025	838
	TJX Cos. Inc.	4.500%	4/15/50	237	237
[4]	Trustees of Boston College	3.129%	7/1/52	675	512
[4]	Trustees of Boston University	4.061%	10/1/48	795	750
	Trustees of Princeton University	5.700%	3/1/39	835	978
[4]	Trustees of Princeton University	2.516%	7/1/50	1,502	1,120
	Trustees of Princeton University	4.201%	3/1/52	600	612
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	285
	Trustees of the University of Pennsylvania	4.674%	9/1/12	650	633
	Trustees of the University of Pennsylvania	3.610%	2/15/19	550	418
[4]	University of Chicago	2.547%	4/1/50	1,233	896
[4]	University of Chicago	4.003%	10/1/53	1,170	1,122
[4]	University of Miami	4.063%	4/1/52	1,050	946
[4]	University of Notre Dame du Lac	3.438%	2/15/45	899	799
[4]	University of Notre Dame du Lac	3.394%	2/15/48	690	609
[4]	University of Southern California	3.028%	10/1/39	1,345	1,137
	University of Southern California	2.805%	10/1/50	475	362
[4]	University of Southern California	2.945%	10/1/51	810	631
	University of Southern California	5.250%	10/1/11	610	630
[4]	University of Southern California	3.226%	10/1/20	841	552
[4]	Washington University	3.524%	4/15/54	1,000	874
	Washington University	4.349%	4/15/22	1,000	857
	Whirlpool Corp.	4.500%	6/1/46	1,000	846
	Whirlpool Corp.	4.600%	5/15/50	940	808
[4]	William Marsh Rice University	3.574%	5/15/45	689	606
[4]	William Marsh Rice University	3.774%	5/15/55	800	737
[4]	Yale University	2.402%	4/15/50	390	278
					240,197
Consumer Staples (3.7%)
	Altria Group Inc.	5.800%	2/14/39	950	867
	Altria Group Inc.	3.400%	2/4/41	1,780	1,183
	Altria Group Inc.	4.250%	8/9/42	2,177	1,600
	Altria Group Inc.	4.500%	5/2/43	3,786	2,805
	Altria Group Inc.	5.375%	1/31/44	5,237	4,512
	Altria Group Inc.	3.875%	9/16/46	780	525
	Altria Group Inc.	5.950%	2/14/49	3,940	3,458
	Altria Group Inc.	4.450%	5/6/50	2,070	1,487
	Altria Group Inc.	3.700%	2/4/51	4,090	2,630
	Altria Group Inc.	6.200%	2/14/59	230	215
	Altria Group Inc.	4.000%	2/4/61	1,665	1,099
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	6,470	6,211
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,872	17,799
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,342	5,123
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,503	2,898
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,575	3,229
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,988	1,859
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,080	1,145
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,359	3,988
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,702	2,205
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,342	3,394
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,862	2,365
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,429	1,280
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,763	2,633
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,158	2,573
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,320	5,691

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,151	3,651
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	3,884	3,969
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,209	1,086
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,240	3,824
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,045	3,172
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,654	1,450
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,590	1,781
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,455	1,590
	Archer-Daniels-Midland Co.	4.535%	3/26/42	170	165
	Archer-Daniels-Midland Co.	3.750%	9/15/47	787	711
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	489
	Archer-Daniels-Midland Co.	2.700%	9/15/51	880	645
	BAT Capital Corp.	4.390%	8/15/37	5,375	4,272
	BAT Capital Corp.	3.734%	9/25/40	1,230	866
	BAT Capital Corp.	4.540%	8/15/47	4,085	3,002
	BAT Capital Corp.	4.758%	9/6/49	1,912	1,441
	BAT Capital Corp.	5.282%	4/2/50	744	613
	BAT Capital Corp.	3.984%	9/25/50	1,263	859
	BAT Capital Corp.	5.650%	3/16/52	1,500	1,282
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,741
	Campbell Soup Co.	4.800%	3/15/48	857	799
	Campbell Soup Co.	3.125%	4/24/50	1,448	1,029
	Church & Dwight Co. Inc.	3.950%	8/1/47	780	683
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,000	1,024
	Coca-Cola Co.	4.125%	3/25/40	100	95
	Coca-Cola Co.	2.500%	6/1/40	500	393
	Coca-Cola Co.	2.875%	5/5/41	1,365	1,124
	Coca-Cola Co.	4.200%	3/25/50	2,350	2,298
	Coca-Cola Co.	2.600%	6/1/50	3,825	2,853
	Coca-Cola Co.	3.000%	3/5/51	1,240	1,001
	Coca-Cola Co.	2.500%	3/15/51	4,300	3,132
	Coca-Cola Co.	2.750%	6/1/60	1,265	911
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	487
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,178
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	985	912
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	915	827
	Conagra Brands Inc.	5.300%	11/1/38	1,165	1,100
	Conagra Brands Inc.	5.400%	11/1/48	840	794
	Constellation Brands Inc.	4.500%	5/9/47	1,300	1,155
	Constellation Brands Inc.	4.100%	2/15/48	1,647	1,392
	Constellation Brands Inc.	5.250%	11/15/48	807	796
	Constellation Brands Inc.	3.750%	5/1/50	2,075	1,656
	Diageo Capital plc	5.875%	9/30/36	1,470	1,647
	Diageo Capital plc	3.875%	4/29/43	1,050	938
	Diageo Investment Corp.	7.450%	4/15/35	875	1,114
	Diageo Investment Corp.	4.250%	5/11/42	477	450
	Dollar General Corp.	4.125%	4/3/50	575	483
	Dollar Tree Inc.	3.375%	12/1/51	975	693
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,000	1,147
	Estee Lauder Cos. Inc.	4.375%	6/15/45	715	674
	Estee Lauder Cos. Inc.	4.150%	3/15/47	715	665
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,400	1,111
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	1,735
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,455	1,900
	General Mills Inc.	5.400%	6/15/40	136	139
	General Mills Inc.	3.000%	2/1/51	2,449	1,777
[5]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	1,000	862
	Hershey Co.	3.125%	11/15/49	705	556
	Hormel Foods Corp.	3.050%	6/3/51	1,370	1,047
	Ingredion Inc.	3.900%	6/1/50	440	354
	J M Smucker Co.	4.250%	3/15/35	1,862	1,715
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
J M Smucker Co.	2.750%	9/15/41	400	279
J M Smucker Co.	3.550%	3/15/50	590	442
Kellogg Co.	4.500%	4/1/46	659	605
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,520	1,342
Keurig Dr Pepper Inc.	4.420%	12/15/46	900	798
Keurig Dr Pepper Inc.	3.800%	5/1/50	1,833	1,453
Keurig Dr Pepper Inc.	3.350%	3/15/51	1,250	926
Keurig Dr Pepper Inc.	4.500%	4/15/52	2,300	2,026
Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,763
Kimberly-Clark Corp.	5.300%	3/1/41	849	893
Kimberly-Clark Corp.	3.200%	7/30/46	763	612
Kimberly-Clark Corp.	2.875%	2/7/50	935	707
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	863
Kraft Heinz Foods Co.	5.000%	7/15/35	2,300	2,225
Kraft Heinz Foods Co.	6.875%	1/26/39	935	1,028
Kraft Heinz Foods Co.	6.500%	2/9/40	2,300	2,458
Kraft Heinz Foods Co.	5.200%	7/15/45	5,300	4,915
Kraft Heinz Foods Co.	4.375%	6/1/46	6,000	4,998
Kraft Heinz Foods Co.	4.875%	10/1/49	4,300	3,803
Kraft Heinz Foods Co.	5.500%	6/1/50	2,680	2,574
Kroger Co.	8.000%	9/15/29	775	926
Kroger Co.	6.900%	4/15/38	1,225	1,425
Kroger Co.	5.400%	7/15/40	1,155	1,166
Kroger Co.	5.000%	4/15/42	883	853
Kroger Co.	5.150%	8/1/43	834	818
Kroger Co.	3.875%	10/15/46	1,425	1,183
Kroger Co.	4.450%	2/1/47	1,845	1,672
Kroger Co.	4.650%	1/15/48	1,111	1,033
Kroger Co.	3.950%	1/15/50	652	551
McCormick & Co. Inc.	4.200%	8/15/47	670	606
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	1,996
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,294	1,255
Molson Coors Beverage Co.	5.000%	5/1/42	2,802	2,568
Molson Coors Beverage Co.	4.200%	7/15/46	2,656	2,175
Mondelez International Inc.	1.875%	10/15/32	1,255	977
Mondelez International Inc.	2.625%	9/4/50	2,587	1,754
PepsiCo Inc.	3.500%	3/19/40	500	446
PepsiCo Inc.	2.625%	10/21/41	970	762
PepsiCo Inc.	4.000%	3/5/42	1,633	1,529
PepsiCo Inc.	3.600%	8/13/42	1,260	1,118
PepsiCo Inc.	4.250%	10/22/44	968	921
PepsiCo Inc.	4.450%	4/14/46	2,163	2,183
PepsiCo Inc.	3.450%	10/6/46	1,775	1,528
PepsiCo Inc.	4.000%	5/2/47	1,253	1,191
PepsiCo Inc.	3.375%	7/29/49	1,215	1,039
PepsiCo Inc.	2.875%	10/15/49	2,500	1,984
PepsiCo Inc.	3.625%	3/19/50	2,605	2,363
PepsiCo Inc.	2.750%	10/21/51	665	511
PepsiCo Inc.	3.875%	3/19/60	1,000	930
Philip Morris International Inc.	6.375%	5/16/38	2,583	2,711
Philip Morris International Inc.	4.375%	11/15/41	835	697
Philip Morris International Inc.	4.500%	3/20/42	2,060	1,757
Philip Morris International Inc.	3.875%	8/21/42	2,305	1,807
Philip Morris International Inc.	4.125%	3/4/43	2,495	2,010
Philip Morris International Inc.	4.875%	11/15/43	1,592	1,419
Philip Morris International Inc.	4.250%	11/10/44	289	236
Procter & Gamble Co.	5.800%	8/15/34	150	174
Procter & Gamble Co.	5.550%	3/5/37	1,269	1,464
Procter & Gamble Co.	3.550%	3/25/40	1,481	1,346
Procter & Gamble Co.	3.500%	10/25/47	888	789
Procter & Gamble Co.	3.600%	3/25/50	984	901
Reynolds American Inc.	5.700%	8/15/35	2,331	2,173
Reynolds American Inc.	7.250%	6/15/37	867	904
Reynolds American Inc.	6.150%	9/15/43	1,340	1,218
Reynolds American Inc.	5.850%	8/15/45	4,227	3,556
Sysco Corp.	6.600%	4/1/40	1,782	2,041
Sysco Corp.	4.850%	10/1/45	1,440	1,335
Sysco Corp.	4.500%	4/1/46	690	613
Sysco Corp.	4.450%	3/15/48	1,900	1,659

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	3.300%	2/15/50	650	486
	Sysco Corp.	6.600%	4/1/50	1,849	2,131
	Sysco Corp.	3.150%	12/14/51	495	355
	Target Corp.	6.350%	11/1/32	100	116
	Target Corp.	6.500%	10/15/37	865	1,024
	Target Corp.	7.000%	1/15/38	1,525	1,894
	Target Corp.	4.000%	7/1/42	310	287
	Target Corp.	3.625%	4/15/46	2,200	1,891
	Target Corp.	3.900%	11/15/47	1,650	1,480
	Target Corp.	2.950%	1/15/52	1,700	1,286
	Tyson Foods Inc.	4.875%	8/15/34	1,895	1,910
	Tyson Foods Inc.	5.150%	8/15/44	98	97
	Tyson Foods Inc.	4.550%	6/2/47	440	402
	Tyson Foods Inc.	5.100%	9/28/48	2,210	2,226
	Unilever Capital Corp.	5.900%	11/15/32	2,438	2,774
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,866	2,521
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,375	1,085
	Walmart Inc.	5.250%	9/1/35	2,755	3,065
	Walmart Inc.	6.200%	4/15/38	2,888	3,521
	Walmart Inc.	3.950%	6/28/38	2,307	2,232
	Walmart Inc.	5.625%	4/1/40	382	439
	Walmart Inc.	5.000%	10/25/40	1,719	1,836
	Walmart Inc.	5.625%	4/15/41	1,140	1,326
	Walmart Inc.	2.500%	9/22/41	615	476
	Walmart Inc.	4.000%	4/11/43	976	921
	Walmart Inc.	3.625%	12/15/47	942	836
	Walmart Inc.	4.050%	6/29/48	2,583	2,512
	Walmart Inc.	2.950%	9/24/49	975	786
	Walmart Inc.	2.650%	9/22/51	2,770	2,087
					308,014
Energy (4.4%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,413	2,363
	Baker Hughes Holdings LLC	4.080%	12/15/47	2,026	1,712
	Boardwalk Pipelines LP	3.600%	9/1/32	980	831
	BP Capital Markets America Inc.	3.060%	6/17/41	2,280	1,776
	BP Capital Markets America Inc.	3.000%	2/24/50	4,025	2,929
	BP Capital Markets America Inc.	2.772%	11/10/50	3,699	2,573
	BP Capital Markets America Inc.	2.939%	6/4/51	4,745	3,391
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	2,022
	BP Capital Markets America Inc.	3.379%	2/8/61	3,965	2,938
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,379	1,492
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,259	1,279
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,325	1,416
	Canadian Natural Resources Ltd.	6.250%	3/15/38	560	593
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	1,766
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,675	1,593
	Cenovus Energy Inc.	5.250%	6/15/37	1,305	1,272
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,101
	Cenovus Energy Inc.	6.750%	11/15/39	2,495	2,657
	Cenovus Energy Inc.	5.400%	6/15/47	2,025	1,951
	Cenovus Energy Inc.	3.750%	2/15/52	645	491
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,015	1,565
	Chevron Corp.	3.078%	5/11/50	1,595	1,270
	Chevron USA Inc.	5.250%	11/15/43	1,414	1,506
	Chevron USA Inc.	2.343%	8/12/50	1,222	846
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	2,027
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	807
	CNOOC Petroleum North America ULC	7.875%	3/15/32	200	247
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,632
	CNOOC Petroleum North America ULC	6.400%	5/15/37	3,600	4,005
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	488
	ConocoPhillips	5.900%	10/15/32	1,059	1,164
	ConocoPhillips	5.900%	5/15/38	2,622	2,900
	ConocoPhillips	6.500%	2/1/39	1,185	1,392
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips	4.875%	10/1/47	720	711
[5]	ConocoPhillips Co.	3.758%	3/15/42	1,366	1,195
	ConocoPhillips Co.	4.300%	11/15/44	3,277	3,012
	ConocoPhillips Co.	3.800%	3/15/52	2,325	1,994
[5]	ConocoPhillips Co.	4.025%	3/15/62	3,447	2,945
	Continental Resources Inc.	4.900%	6/1/44	812	639
	Devon Energy Corp.	5.600%	7/15/41	1,891	1,876
	Devon Energy Corp.	4.750%	5/15/42	1,427	1,290
	Devon Energy Corp.	5.000%	6/15/45	1,625	1,509
	Diamondback Energy Inc.	4.400%	3/24/51	705	603
	Diamondback Energy Inc.	4.250%	3/15/52	1,600	1,328
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	925	864
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	782
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	1,166	1,372
	Enbridge Energy Partners LP	5.500%	9/15/40	1,125	1,122
	Enbridge Energy Partners LP	7.375%	10/15/45	2,000	2,393
	Enbridge Inc.	2.500%	8/1/33	1,434	1,160
	Enbridge Inc.	4.500%	6/10/44	525	459
	Enbridge Inc.	5.500%	12/1/46	274	282
	Enbridge Inc.	4.000%	11/15/49	1,075	901
	Enbridge Inc.	3.400%	8/1/51	2,185	1,649
	Energy Transfer LP	4.900%	3/15/35	1,187	1,069
	Energy Transfer LP	6.625%	10/15/36	926	930
[4]	Energy Transfer LP	5.800%	6/15/38	1,680	1,578
	Energy Transfer LP	7.500%	7/1/38	1,170	1,263
	Energy Transfer LP	6.050%	6/1/41	1,650	1,603
	Energy Transfer LP	6.500%	2/1/42	1,880	1,885
	Energy Transfer LP	6.100%	2/15/42	337	322
	Energy Transfer LP	5.150%	2/1/43	864	739
	Energy Transfer LP	5.950%	10/1/43	1,100	1,035
	Energy Transfer LP	5.300%	4/1/44	1,358	1,177
	Energy Transfer LP	5.000%	5/15/44	955	800
	Energy Transfer LP	5.150%	3/15/45	1,975	1,690
	Energy Transfer LP	5.350%	5/15/45	1,750	1,531
	Energy Transfer LP	6.125%	12/15/45	1,645	1,576
	Energy Transfer LP	5.300%	4/15/47	1,775	1,537
	Energy Transfer LP	5.400%	10/1/47	3,100	2,726
	Energy Transfer LP	6.000%	6/15/48	1,932	1,816
	Energy Transfer LP	6.250%	4/15/49	3,861	3,745
	Energy Transfer LP	5.000%	5/15/50	3,170	2,697
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,147
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,394
	Enterprise Products Operating LLC	7.550%	4/15/38	835	992
	Enterprise Products Operating LLC	6.125%	10/15/39	680	722
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,296
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	2,469
	Enterprise Products Operating LLC	4.450%	2/15/43	1,258	1,098
	Enterprise Products Operating LLC	4.850%	3/15/44	1,603	1,456
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	2,107
	Enterprise Products Operating LLC	4.900%	5/15/46	1,910	1,756
	Enterprise Products Operating LLC	4.250%	2/15/48	3,690	3,110
	Enterprise Products Operating LLC	4.800%	2/1/49	2,865	2,600
	Enterprise Products Operating LLC	4.200%	1/31/50	3,140	2,621
	Enterprise Products Operating LLC	3.700%	1/31/51	1,760	1,375
	Enterprise Products Operating LLC	3.200%	2/15/52	1,940	1,391
	Enterprise Products Operating LLC	3.300%	2/15/53	795	580
	Enterprise Products Operating LLC	4.950%	10/15/54	992	906
	Enterprise Products Operating LLC	3.950%	1/31/60	2,555	2,013
	EOG Resources Inc.	3.900%	4/1/35	937	871
	EOG Resources Inc.	4.950%	4/15/50	1,205	1,246
	Exxon Mobil Corp.	2.995%	8/16/39	862	704
	Exxon Mobil Corp.	4.227%	3/19/40	5,317	5,021
	Exxon Mobil Corp.	3.567%	3/6/45	2,675	2,266
	Exxon Mobil Corp.	4.114%	3/1/46	3,027	2,766
	Exxon Mobil Corp.	3.095%	8/16/49	2,400	1,871
	Exxon Mobil Corp.	4.327%	3/19/50	6,470	6,109
	Exxon Mobil Corp.	3.452%	4/15/51	5,205	4,274

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	4.850%	11/15/35	2,841	2,724
	Halliburton Co.	6.700%	9/15/38	1,711	1,880
	Halliburton Co.	4.500%	11/15/41	1,800	1,573
	Halliburton Co.	4.750%	8/1/43	3,335	2,966
	Halliburton Co.	5.000%	11/15/45	3,228	2,961
	Hess Corp.	7.125%	3/15/33	1,450	1,613
	Hess Corp.	6.000%	1/15/40	1,276	1,308
	Hess Corp.	5.600%	2/15/41	2,315	2,256
	Hess Corp.	5.800%	4/1/47	825	826
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	835	935
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,562	1,582
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	981
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,965	2,119
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	724
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,166	1,212
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,746	1,748
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,230	1,145
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	862	755
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	775	657
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,340	1,173
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,786	2,606
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	900	825
	Kinder Morgan Inc.	5.550%	6/1/45	4,039	3,815
	Kinder Morgan Inc.	5.050%	2/15/46	1,543	1,379
	Kinder Morgan Inc.	5.200%	3/1/48	1,470	1,343
	Kinder Morgan Inc.	3.250%	8/1/50	964	670
	Magellan Midstream Partners LP	5.150%	10/15/43	1,815	1,678
	Magellan Midstream Partners LP	4.250%	9/15/46	1,150	970
	Magellan Midstream Partners LP	4.200%	10/3/47	1,625	1,339
	Magellan Midstream Partners LP	3.950%	3/1/50	1,028	811
	Marathon Oil Corp.	6.600%	10/1/37	1,525	1,616
	Marathon Oil Corp.	5.200%	6/1/45	1,175	1,077
	Marathon Petroleum Corp.	6.500%	3/1/41	2,475	2,693
	Marathon Petroleum Corp.	4.750%	9/15/44	1,802	1,590
	Marathon Petroleum Corp.	4.500%	4/1/48	1,040	877
	Marathon Petroleum Corp.	5.000%	9/15/54	1,525	1,354
	MPLX LP	4.500%	4/15/38	3,037	2,662
	MPLX LP	5.200%	3/1/47	1,594	1,442
[5]	MPLX LP	5.200%	12/1/47	600	539
	MPLX LP	5.200%	12/1/47	742	666
	MPLX LP	4.700%	4/15/48	3,085	2,592
	MPLX LP	5.500%	2/15/49	2,619	2,433
	MPLX LP	4.900%	4/15/58	1,150	954
	NOV Inc.	3.950%	12/1/42	1,225	898
	ONEOK Inc.	6.000%	6/15/35	660	647
	ONEOK Inc.	4.950%	7/13/47	1,780	1,510
	ONEOK Inc.	5.200%	7/15/48	405	359
	ONEOK Inc.	4.450%	9/1/49	1,255	1,006
	ONEOK Inc.	4.500%	3/15/50	1,050	836
	ONEOK Inc.	7.150%	1/15/51	884	938
	ONEOK Partners LP	6.650%	10/1/36	895	910
	ONEOK Partners LP	6.850%	10/15/37	1,770	1,812
	ONEOK Partners LP	6.125%	2/1/41	1,520	1,451
	ONEOK Partners LP	6.200%	9/15/43	676	634
	Ovintiv Inc.	6.500%	8/15/34	1,150	1,196
	Ovintiv Inc.	6.625%	8/15/37	1,478	1,545
	Ovintiv Inc.	6.500%	2/1/38	675	700
	Phillips 66	4.650%	11/15/34	2,658	2,579
	Phillips 66	5.875%	5/1/42	3,775	4,087
	Phillips 66	4.875%	11/15/44	380	368
	Phillips 66	3.300%	3/15/52	2,165	1,615
[5]	Phillips 66 Co.	4.680%	2/15/45	840	773
[5]	Phillips 66 Co.	4.900%	10/1/46	1,550	1,472
	Plains All American Pipeline LP	6.650%	1/15/37	1,668	1,663
	Plains All American Pipeline LP	5.150%	6/1/42	1,075	895
	Plains All American Pipeline LP	4.300%	1/31/43	775	582
	Plains All American Pipeline LP	4.700%	6/15/44	1,275	1,010
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	903
	Shell International Finance BV	4.125%	5/11/35	1,515	1,445
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	6.375%	12/15/38	3,219	3,748
Shell International Finance BV	5.500%	3/25/40	3,390	3,641
Shell International Finance BV	2.875%	11/26/41	1,100	851
Shell International Finance BV	3.625%	8/21/42	1,507	1,279
Shell International Finance BV	4.550%	8/12/43	3,544	3,366
Shell International Finance BV	4.375%	5/11/45	5,885	5,478
Shell International Finance BV	4.000%	5/10/46	2,712	2,401
Shell International Finance BV	3.750%	9/12/46	2,744	2,332
Shell International Finance BV	3.125%	11/7/49	3,006	2,316
Shell International Finance BV	3.250%	4/6/50	4,251	3,357
Shell International Finance BV	3.000%	11/26/51	2,280	1,701
Spectra Energy Partners LP	5.950%	9/25/43	1,137	1,179
Spectra Energy Partners LP	4.500%	3/15/45	1,835	1,595
Suncor Energy Inc.	5.350%	7/15/33	600	596
Suncor Energy Inc.	5.950%	12/1/34	1,588	1,665
Suncor Energy Inc.	5.950%	5/15/35	945	985
Suncor Energy Inc.	6.800%	5/15/38	950	1,066
Suncor Energy Inc.	6.500%	6/15/38	2,429	2,669
Suncor Energy Inc.	6.850%	6/1/39	1,464	1,664
Suncor Energy Inc.	4.000%	11/15/47	2,040	1,740
Suncor Energy Inc.	3.750%	3/4/51	1,185	961
Targa Resources Corp.	4.200%	2/1/33	1,500	1,359
Targa Resources Corp.	4.950%	4/15/52	1,500	1,289
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,229
Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,131
TotalEnergies Capital International SA	2.986%	6/29/41	1,235	976
TotalEnergies Capital International SA	3.461%	7/12/49	1,515	1,222
TotalEnergies Capital International SA	3.127%	5/29/50	4,930	3,774
TotalEnergies Capital International SA	3.386%	6/29/60	2,150	1,648
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,027	1,946
TransCanada PipeLines Ltd.	5.600%	3/31/34	525	538
TransCanada PipeLines Ltd.	5.850%	3/15/36	925	967
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,783	1,939
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,512	1,437
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,596
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,240	1,533
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,135	2,306
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,419	1,351
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,575	2,468
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,125	2,106
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	975	968
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,208
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	750	623
Valero Energy Corp.	6.625%	6/15/37	2,925	3,177
Valero Energy Corp.	4.900%	3/15/45	1,850	1,690
Valero Energy Corp.	3.650%	12/1/51	1,355	1,015
Valero Energy Corp.	4.000%	6/1/52	1,050	836
Williams Cos. Inc.	6.300%	4/15/40	2,950	3,132
Williams Cos. Inc.	5.800%	11/15/43	1,100	1,096
Williams Cos. Inc.	5.400%	3/4/44	1,330	1,268
Williams Cos. Inc.	5.750%	6/24/44	1,460	1,465
Williams Cos. Inc.	5.100%	9/15/45	2,475	2,306
Williams Cos. Inc.	4.850%	3/1/48	1,435	1,300
Williams Cos. Inc.	3.500%	10/15/51	1,350	1,007
				364,360
Financials (7.2%)
AerCap Ireland Capital DAC	3.400%	10/29/33	3,004	2,370
AerCap Ireland Capital DAC	3.850%	10/29/41	3,080	2,215
Aflac Inc.	4.000%	10/15/46	1,689	1,454
Aflac Inc.	4.750%	1/15/49	742	714
Alleghany Corp.	4.900%	9/15/44	975	927
Alleghany Corp.	3.250%	8/15/51	1,000	736
Allstate Corp.	5.550%	5/9/35	655	709
Allstate Corp.	5.950%	4/1/36	625	693
Allstate Corp.	4.200%	12/15/46	1,199	1,091
Allstate Corp.	3.850%	8/10/49	1,405	1,204

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allstate Corp.	6.500%	5/15/57	1,160	1,184
	American Express Co.	4.050%	12/3/42	2,037	1,858
	American Financial Group Inc.	4.500%	6/15/47	1,170	981
	American International Group Inc.	3.875%	1/15/35	1,216	1,099
	American International Group Inc.	6.250%	5/1/36	1,230	1,384
	American International Group Inc.	4.500%	7/16/44	2,105	1,887
	American International Group Inc.	4.800%	7/10/45	1,071	996
	American International Group Inc.	4.750%	4/1/48	3,110	2,911
	American International Group Inc.	4.375%	6/30/50	1,180	1,044
	American International Group Inc.	4.375%	1/15/55	1,740	1,512
	Aon Corp.	6.250%	9/30/40	670	743
	Aon Corp.	2.900%	8/23/51	1,000	697
	Aon Corp.	3.900%	2/28/52	1,045	859
	Aon Global Ltd.	4.600%	6/14/44	457	410
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,796
	Arch Capital Finance LLC	5.031%	12/15/46	1,025	963
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,014
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,395
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,227
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	1,547
	Arthur J Gallagher & Co.	3.050%	3/9/52	400	277
	Athene Holding Ltd.	3.950%	5/25/51	1,910	1,408
	Athene Holding Ltd.	3.450%	5/15/52	875	602
	Bank of America Corp.	6.110%	1/29/37	4,561	4,942
[4]	Bank of America Corp.	4.244%	4/24/38	5,225	4,809
	Bank of America Corp.	7.750%	5/14/38	2,468	3,049
[4]	Bank of America Corp.	4.078%	4/23/40	4,265	3,749
[4]	Bank of America Corp.	2.676%	6/19/41	8,578	6,191
[4]	Bank of America Corp.	5.875%	2/7/42	3,625	3,913
	Bank of America Corp.	3.311%	4/22/42	8,335	6,546
[4]	Bank of America Corp.	5.000%	1/21/44	4,236	4,136
[4]	Bank of America Corp.	4.875%	4/1/44	1,968	1,893
[4]	Bank of America Corp.	4.750%	4/21/45	1,180	1,067
[4]	Bank of America Corp.	4.443%	1/20/48	1,434	1,307
[4]	Bank of America Corp.	3.946%	1/23/49	4,242	3,621
[4]	Bank of America Corp.	4.330%	3/15/50	6,325	5,686
[4]	Bank of America Corp.	4.083%	3/20/51	9,660	8,317
[4]	Bank of America Corp.	2.831%	10/24/51	2,091	1,448
	Bank of America Corp.	2.972%	7/21/52	4,180	2,980
[4]	Bank of America NA	6.000%	10/15/36	1,521	1,669
	Barclays plc	3.811%	3/10/42	1,875	1,424
	Barclays plc	3.330%	11/24/42	2,170	1,619
	Barclays plc	5.250%	8/17/45	2,891	2,794
	Barclays plc	4.950%	1/10/47	2,570	2,436
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	988	1,094
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,515	1,434
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,278	1,196
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,528	5,075
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,290	3,042
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,432	2,476
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	6,370	5,452
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,603	1,531
	Brighthouse Financial Inc.	4.700%	6/22/47	1,568	1,249
	Brighthouse Financial Inc.	3.850%	12/22/51	1,250	850
	Brookfield Finance Inc.	4.700%	9/20/47	900	790
	Brookfield Finance Inc.	3.500%	3/30/51	2,275	1,652
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	785
	Brookfield Finance LLC	3.450%	4/15/50	1,175	835
	Brown & Brown Inc.	4.950%	3/17/52	915	803
	Chubb Corp.	6.000%	5/11/37	1,598	1,845
[4]	Chubb Corp.	6.500%	5/15/38	2,255	2,647
	Chubb INA Holdings Inc.	6.700%	5/15/36	830	985
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,552	1,411
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,735	1,635
	Chubb INA Holdings Inc.	2.850%	12/15/51	587	431
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,600	1,151
	CI Financial Corp.	4.100%	6/15/51	1,770	1,179
	Cincinnati Financial Corp.	6.125%	11/1/34	870	989
	Citigroup Inc.	6.000%	10/31/33	1,307	1,373
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.125%	8/25/36	1,258	1,332
[4]	Citigroup Inc.	3.878%	1/24/39	2,155	1,865
	Citigroup Inc.	8.125%	7/15/39	2,344	3,077
[4]	Citigroup Inc.	5.316%	3/26/41	4,444	4,465
	Citigroup Inc.	5.875%	1/30/42	2,370	2,516
	Citigroup Inc.	2.904%	11/3/42	1,880	1,370
	Citigroup Inc.	6.675%	9/13/43	1,234	1,404
	Citigroup Inc.	5.300%	5/6/44	1,879	1,835
	Citigroup Inc.	4.650%	7/30/45	2,352	2,149
	Citigroup Inc.	4.750%	5/18/46	4,543	4,082
[4]	Citigroup Inc.	4.281%	4/24/48	1,275	1,139
	Citigroup Inc.	4.650%	7/23/48	4,820	4,484
	Citizens Financial Group Inc.	2.638%	9/30/32	1,113	888
	CME Group Inc.	5.300%	9/15/43	1,165	1,263
	CME Group Inc.	4.150%	6/15/48	1,320	1,264
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,674	2,894
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,334	2,441
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,859	3,803
[5]	Corebridge Financial Inc.	4.400%	4/5/52	2,025	1,690
	Credit Suisse Group AG	4.875%	5/15/45	4,750	4,065
	Credit Suisse USA Inc.	7.125%	7/15/32	933	1,043
	Equitable Holdings Inc.	5.000%	4/20/48	3,525	3,257
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,046
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,980	1,511
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,850	1,289
	Fidelity National Financial Inc.	3.200%	9/17/51	750	477
	Fifth Third Bancorp	8.250%	3/1/38	2,064	2,654
[4]	First Republic Bank	4.375%	8/1/46	1,275	1,143
[4]	First Republic Bank	4.625%	2/13/47	415	377
	Franklin Resources Inc.	2.950%	8/12/51	900	619
	GATX Corp.	5.200%	3/15/44	380	360
	GATX Corp.	3.100%	6/1/51	1,069	715
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	17,047	15,954
	Goldman Sachs Capital I	6.345%	2/15/34	1,834	1,957
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,158	3,432
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,347	1,459
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,038	14,443
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	3,720	3,249
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,391	5,816
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,840	4,249
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,090	3,121
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,395	3,458
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,097	3,848
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,140	2,988
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,069	994
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,204
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,637	1,778
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,210	1,071
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	1,013
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	833
[4]	HSBC Bank USA NA	5.875%	11/1/34	1,653	1,699
[4]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,238
	HSBC Holdings plc	6.500%	5/2/36	4,624	4,923
	HSBC Holdings plc	6.500%	9/15/37	4,470	4,785
	HSBC Holdings plc	6.800%	6/1/38	900	977
	HSBC Holdings plc	6.100%	1/14/42	3,005	3,323
	HSBC Holdings plc	5.250%	3/14/44	3,760	3,499
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,271	1,778
	Intercontinental Exchange Inc.	4.600%	3/15/33	2,730	2,714
	Intercontinental Exchange Inc.	2.650%	9/15/40	820	600
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,815	1,621
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,225	2,353
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,840	2,794
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	2,734

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,970	1,964
	Invesco Finance plc	5.375%	11/30/43	875	876
[5]	Jackson Financial Inc.	4.000%	11/23/51	775	547
	Jefferies Group LLC	2.750%	10/15/32	485	368
	Jefferies Group LLC	6.250%	1/15/36	825	815
	Jefferies Group LLC	6.500%	1/20/43	1,136	1,135
	JPMorgan Chase & Co.	6.400%	5/15/38	3,765	4,283
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	4,917	4,336
	JPMorgan Chase & Co.	5.500%	10/15/40	2,534	2,626
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	2,592	2,012
	JPMorgan Chase & Co.	5.600%	7/15/41	4,032	4,232
	JPMorgan Chase & Co.	2.525%	11/19/41	775	552
	JPMorgan Chase & Co.	5.400%	1/6/42	3,443	3,532
	JPMorgan Chase & Co.	3.157%	4/22/42	1,210	940
	JPMorgan Chase & Co.	5.625%	8/16/43	2,983	3,121
	JPMorgan Chase & Co.	4.850%	2/1/44	2,501	2,449
	JPMorgan Chase & Co.	4.950%	6/1/45	3,538	3,375
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	5,770	5,131
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,390	3,787
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	4,334	3,694
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	3,820	3,221
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	5,114	3,768
	JPMorgan Chase & Co.	3.328%	4/22/52	8,205	6,273
	Legg Mason Inc.	5.625%	1/15/44	1,339	1,372
	Lincoln National Corp.	3.400%	1/15/31	100	89
	Lincoln National Corp.	6.300%	10/9/37	680	736
	Lincoln National Corp.	7.000%	6/15/40	595	677
	Lincoln National Corp.	4.350%	3/1/48	615	521
	Lincoln National Corp.	4.375%	6/15/50	1,055	904
	Lloyds Banking Group plc	5.300%	12/1/45	1,233	1,144
	Lloyds Banking Group plc	4.344%	1/9/48	3,710	3,045
	Loews Corp.	6.000%	2/1/35	795	859
	Loews Corp.	4.125%	5/15/43	1,090	934
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,424
	Markel Corp.	5.000%	4/5/46	970	917
	Markel Corp.	4.300%	11/1/47	622	537
	Markel Corp.	5.000%	5/20/49	926	876
	Markel Corp.	4.150%	9/17/50	750	618
	Markel Corp.	3.450%	5/7/52	1,490	1,115
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,270	1,383
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,073	2,025
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	779	700
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	860	760
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,259	2,239
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	285	203
	Mastercard Inc.	3.800%	11/21/46	1,110	1,009
	Mastercard Inc.	3.950%	2/26/48	2,049	1,893
	Mastercard Inc.	3.650%	6/1/49	2,562	2,269
	Mastercard Inc.	3.850%	3/26/50	2,905	2,665
	Mastercard Inc.	2.950%	3/15/51	1,555	1,208
	MetLife Inc.	6.500%	12/15/32	2,140	2,449
	MetLife Inc.	6.375%	6/15/34	913	1,057
	MetLife Inc.	5.700%	6/15/35	1,619	1,775
[4]	MetLife Inc.	6.400%	12/15/36	1,432	1,444
[4]	MetLife Inc.	10.750%	8/1/39	1,025	1,350
	MetLife Inc.	5.875%	2/6/41	1,803	1,956
	MetLife Inc.	4.125%	8/13/42	1,624	1,459
	MetLife Inc.	4.875%	11/13/43	2,346	2,317
	MetLife Inc.	4.721%	12/15/44	1,265	1,210
	MetLife Inc.	4.050%	3/1/45	1,458	1,286
	MetLife Inc.	4.600%	5/13/46	695	672
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	949	879
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,299
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,424	2,976
[4]	Morgan Stanley	3.971%	7/22/38	2,903	2,596
[4]	Morgan Stanley	4.457%	4/22/39	2,091	1,955
	Morgan Stanley	3.217%	4/22/42	3,875	3,040
	Morgan Stanley	6.375%	7/24/42	4,189	4,800
	Morgan Stanley	4.300%	1/27/45	7,559	6,799
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.375%	1/22/47	1,511	1,371
[4]	Morgan Stanley	5.597%	3/24/51	4,573	4,947
[4]	Morgan Stanley	2.802%	1/25/52	4,840	3,350
	Nasdaq Inc.	2.500%	12/21/40	635	438
	Nasdaq Inc.	3.250%	4/28/50	1,327	968
	Nasdaq Inc.	3.950%	3/7/52	1,125	926
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	775	784
	Old Republic International Corp.	3.850%	6/11/51	585	442
	Principal Financial Group Inc.	4.625%	9/15/42	845	779
	Principal Financial Group Inc.	4.350%	5/15/43	1,107	988
	Principal Financial Group Inc.	4.300%	11/15/46	891	828
	Progressive Corp.	6.250%	12/1/32	1,000	1,151
	Progressive Corp.	4.350%	4/25/44	1,130	1,047
	Progressive Corp.	4.125%	4/15/47	2,448	2,233
	Progressive Corp.	4.200%	3/15/48	1,485	1,368
	Progressive Corp.	3.950%	3/26/50	845	747
[4]	Prudential Financial Inc.	5.750%	7/15/33	550	602
[4]	Prudential Financial Inc.	5.700%	12/14/36	1,690	1,845
[4]	Prudential Financial Inc.	6.625%	12/1/37	768	897
[4]	Prudential Financial Inc.	3.000%	3/10/40	1,066	863
[4]	Prudential Financial Inc.	6.625%	6/21/40	749	865
[4]	Prudential Financial Inc.	6.200%	11/15/40	960	1,033
[4]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,149
[4]	Prudential Financial Inc.	4.600%	5/15/44	788	747
	Prudential Financial Inc.	3.905%	12/7/47	3,110	2,697
	Prudential Financial Inc.	3.935%	12/7/49	868	748
[4]	Prudential Financial Inc.	4.350%	2/25/50	1,077	998
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,039	866
	Raymond James Financial Inc.	4.950%	7/15/46	2,075	2,018
	Raymond James Financial Inc.	3.750%	4/1/51	1,035	845
[4]	Regions Bank	6.450%	6/26/37	1,000	1,119
	Regions Financial Corp.	7.375%	12/10/37	850	1,011
	Selective Insurance Group Inc.	5.375%	3/1/49	525	498
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	830
	SVB Financial Group	1.800%	2/2/31	88	68
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	994
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,268
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	2,158
	Travelers Cos. Inc.	5.350%	11/1/40	1,540	1,632
	Travelers Cos. Inc.	4.600%	8/1/43	938	891
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	961
	Travelers Cos. Inc.	3.750%	5/15/46	910	784
	Travelers Cos. Inc.	4.000%	5/30/47	575	511
	Travelers Cos. Inc.	4.050%	3/7/48	850	768
	Travelers Cos. Inc.	4.100%	3/4/49	1,550	1,403
	Travelers Cos. Inc.	2.550%	4/27/50	1,170	813
	Travelers Cos. Inc.	3.050%	6/8/51	1,175	896
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,316
	Unum Group	5.750%	8/15/42	950	886
	Unum Group	4.500%	12/15/49	1,075	830
	Unum Group	4.125%	6/15/51	1,200	887
	Visa Inc.	4.150%	12/14/35	2,967	2,954
	Visa Inc.	2.700%	4/15/40	980	791
	Visa Inc.	4.300%	12/14/45	6,076	6,000
	Visa Inc.	3.650%	9/15/47	1,605	1,429
	Visa Inc.	2.000%	8/15/50	3,928	2,608
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,146
	Voya Financial Inc.	4.800%	6/15/46	700	643
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,408
	W R Berkley Corp.	3.550%	3/30/52	400	308
	W R Berkley Corp.	3.150%	9/30/61	435	287
	Wachovia Corp.	5.500%	8/1/35	1,757	1,790
[4]	Wells Fargo & Co.	5.950%	12/15/36	972	985
[4]	Wells Fargo & Co.	3.068%	4/30/41	7,155	5,577
	Wells Fargo & Co.	5.375%	11/2/43	1,791	1,763
	Wells Fargo & Co.	5.606%	1/15/44	5,147	5,180
[4]	Wells Fargo & Co.	4.650%	11/4/44	4,643	4,165
	Wells Fargo & Co.	3.900%	5/1/45	5,151	4,349
[4]	Wells Fargo & Co.	4.900%	11/17/45	4,667	4,319

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	4.400%	6/14/46	4,283	3,715
[4]	Wells Fargo & Co.	4.750%	12/7/46	3,926	3,580
[4]	Wells Fargo & Co.	5.013%	4/4/51	11,027	10,816
[4]	Wells Fargo & Co.	4.611%	4/25/53	2,130	1,971
[4]	Wells Fargo Bank NA	5.850%	2/1/37	1,971	2,105
[4]	Wells Fargo Bank NA	6.600%	1/15/38	2,319	2,678
	Western Union Co.	6.200%	11/17/36	1,525	1,532
	Westpac Banking Corp.	4.421%	7/24/39	2,754	2,467
	Westpac Banking Corp.	2.963%	11/16/40	1,900	1,377
	Willis North America Inc.	5.050%	9/15/48	1,170	1,077
	Willis North America Inc.	3.875%	9/15/49	850	662
	XLIT Ltd.	5.250%	12/15/43	950	1,006
	XLIT Ltd.	5.500%	3/31/45	900	931
					598,996
Health Care (7.1%)
	Abbott Laboratories	4.750%	11/30/36	3,035	3,219
	Abbott Laboratories	6.150%	11/30/37	613	726
	Abbott Laboratories	6.000%	4/1/39	1,611	1,822
	Abbott Laboratories	5.300%	5/27/40	1,368	1,490
	Abbott Laboratories	4.750%	4/15/43	1,125	1,138
	Abbott Laboratories	4.900%	11/30/46	5,469	5,748
	AbbVie Inc.	4.550%	3/15/35	2,428	2,365
	AbbVie Inc.	4.500%	5/14/35	4,847	4,702
	AbbVie Inc.	4.300%	5/14/36	4,157	3,906
	AbbVie Inc.	4.050%	11/21/39	6,000	5,347
	AbbVie Inc.	4.625%	10/1/42	1,240	1,143
	AbbVie Inc.	4.400%	11/6/42	3,873	3,521
	AbbVie Inc.	4.850%	6/15/44	1,430	1,371
	AbbVie Inc.	4.750%	3/15/45	1,362	1,282
	AbbVie Inc.	4.700%	5/14/45	5,380	5,067
	AbbVie Inc.	4.450%	5/14/46	3,922	3,558
	AbbVie Inc.	4.875%	11/14/48	3,420	3,295
	AbbVie Inc.	4.250%	11/21/49	13,883	12,305
	Adventist Health System	3.630%	3/1/49	850	709
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	700	670
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	569
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	373	281
	Aetna Inc.	6.625%	6/15/36	1,654	1,869
	Aetna Inc.	6.750%	12/15/37	1,254	1,424
	Aetna Inc.	4.500%	5/15/42	753	678
	Aetna Inc.	4.125%	11/15/42	1,255	1,074
	Aetna Inc.	4.750%	3/15/44	1,498	1,375
	Aetna Inc.	3.875%	8/15/47	490	405
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,179
[4]	AHS Hospital Corp.	2.780%	7/1/51	1,050	741
[4]	Allina Health System	3.887%	4/15/49	1,235	1,086
	AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,166
	AmerisourceBergen Corp.	4.300%	12/15/47	1,448	1,308
	Amgen Inc.	3.150%	2/21/40	4,049	3,212
	Amgen Inc.	2.800%	8/15/41	1,510	1,120
	Amgen Inc.	4.950%	10/1/41	885	868
	Amgen Inc.	5.150%	11/15/41	1,566	1,551
	Amgen Inc.	4.400%	5/1/45	6,171	5,602
	Amgen Inc.	4.563%	6/15/48	2,277	2,093
	Amgen Inc.	3.375%	2/21/50	5,360	4,109
	Amgen Inc.	4.663%	6/15/51	8,813	8,275
	Amgen Inc.	3.000%	1/15/52	2,230	1,586
	Amgen Inc.	4.200%	2/22/52	2,183	1,915
	Amgen Inc.	2.770%	9/1/53	892	602
	Amgen Inc.	4.400%	2/22/62	2,125	1,848
[4]	Ascension Health	3.106%	11/15/39	2,255	1,856
	Ascension Health	3.945%	11/15/46	2,152	1,995
[4]	Ascension Health	4.847%	11/15/53	579	610
	AstraZeneca plc	6.450%	9/15/37	5,431	6,514
	AstraZeneca plc	4.000%	9/18/42	1,150	1,061
	AstraZeneca plc	4.375%	11/16/45	2,993	2,904
	AstraZeneca plc	4.375%	8/17/48	1,010	993
	AstraZeneca plc	2.125%	8/6/50	1,759	1,176
	AstraZeneca plc	3.000%	5/28/51	1,355	1,077
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banner Health	2.907%	1/1/42	750	584
[4]	Banner Health	3.181%	1/1/50	607	472
	Banner Health	2.913%	1/1/51	525	394
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	337
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	944
	Baxalta Inc.	5.250%	6/23/45	3,085	3,076
	Baxter International Inc.	3.500%	8/15/46	670	524
	Baxter International Inc.	3.132%	12/1/51	2,087	1,519
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,100	985
	Baylor Scott & White Holdings	4.185%	11/15/45	960	902
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	1,052
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	920	671
	Becton Dickinson & Co.	4.685%	12/15/44	1,641	1,520
	Becton Dickinson & Co.	4.669%	6/6/47	3,731	3,485
	Becton Dickinson & Co.	3.794%	5/20/50	1,430	1,182
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	619
[4]	BHSH System Obligated Group	3.487%	7/15/49	1,075	890
	Biogen Inc.	3.150%	5/1/50	4,240	2,908
	Biogen Inc.	3.250%	2/15/51	1,241	866
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	444
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	615
	Boston Scientific Corp.	6.750%	11/15/35	675	774
	Boston Scientific Corp.	4.550%	3/1/39	877	815
	Boston Scientific Corp.	7.375%	1/15/40	509	629
	Boston Scientific Corp.	4.700%	3/1/49	1,305	1,247
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,340	3,195
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,568	2,253
	Bristol-Myers Squibb Co.	3.250%	8/1/42	454	372
	Bristol-Myers Squibb Co.	4.625%	5/15/44	1,946	1,922
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,021	2,879
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,981	1,944
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,891	7,414
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,265	2,309
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,170	6,193
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,250	1,936
	Cardinal Health Inc.	4.600%	3/15/43	940	811
	Cardinal Health Inc.	4.500%	11/15/44	690	589
	Cardinal Health Inc.	4.900%	9/15/45	847	770
	Cardinal Health Inc.	4.368%	6/15/47	857	727
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	731
	Children's Health System of Texas	2.511%	8/15/50	1,175	801
[4]	Children's Hospital	2.928%	7/15/50	750	534
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,000	933
[4]	Children's Hospital Corp.	2.585%	2/1/50	525	364
	Children's Hospital Medical Center	4.268%	5/15/44	650	618
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	900	624
	Cigna Corp.	4.800%	8/15/38	3,487	3,395
	Cigna Corp.	3.200%	3/15/40	1,663	1,326
[4]	Cigna Corp.	6.125%	11/15/41	1,045	1,146
[4]	Cigna Corp.	4.800%	7/15/46	3,675	3,501
[4]	Cigna Corp.	3.875%	10/15/47	1,570	1,293
	Cigna Corp.	4.900%	12/15/48	3,377	3,242
	Cigna Corp.	3.400%	3/15/50	5,175	3,957
	Cigna Corp.	3.400%	3/15/51	2,650	2,038
[4]	City of Hope	5.623%	11/15/43	925	994
[4]	City of Hope	4.378%	8/15/48	505	468
[4]	CommonSpirit Health	4.350%	11/1/42	1,250	1,121
	CommonSpirit Health	3.817%	10/1/49	755	629
	CommonSpirit Health	4.187%	10/1/49	1,207	1,015
	CommonSpirit Health	3.910%	10/1/50	900	720
[4]	Community Health Network Inc.	3.099%	5/1/50	900	673
[4]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	910
	CVS Health Corp.	4.875%	7/20/35	1,753	1,732
	CVS Health Corp.	4.780%	3/25/38	10,048	9,511
	CVS Health Corp.	6.125%	9/15/39	875	941
	CVS Health Corp.	4.125%	4/1/40	2,189	1,910

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.700%	8/21/40	970	698
	CVS Health Corp.	5.300%	12/5/43	1,435	1,424
	CVS Health Corp.	5.125%	7/20/45	6,691	6,459
	CVS Health Corp.	5.050%	3/25/48	15,195	14,538
	CVS Health Corp.	4.250%	4/1/50	1,582	1,360
	Danaher Corp.	4.375%	9/15/45	2,382	2,205
	Danaher Corp.	2.600%	10/1/50	1,080	753
	Danaher Corp.	2.800%	12/10/51	1,575	1,135
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	575	516
	DH Europe Finance II Sarl	3.250%	11/15/39	975	809
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,621
	Dignity Health	4.500%	11/1/42	1,075	982
	Dignity Health	5.267%	11/1/64	795	770
[4]	Duke University Health System Inc.	3.920%	6/1/47	1,305	1,182
	Elevance Health Inc.	5.950%	12/15/34	600	663
	Elevance Health Inc.	5.850%	1/15/36	525	571
	Elevance Health Inc.	6.375%	6/15/37	826	957
	Elevance Health Inc.	4.625%	5/15/42	1,614	1,532
	Elevance Health Inc.	4.650%	1/15/43	1,684	1,602
	Elevance Health Inc.	5.100%	1/15/44	1,695	1,698
	Elevance Health Inc.	4.650%	8/15/44	1,842	1,746
	Elevance Health Inc.	4.375%	12/1/47	3,002	2,779
	Elevance Health Inc.	4.550%	3/1/48	2,568	2,436
	Elevance Health Inc.	3.700%	9/15/49	375	310
	Elevance Health Inc.	3.125%	5/15/50	2,390	1,803
	Elevance Health Inc.	3.600%	3/15/51	1,285	1,041
	Elevance Health Inc.	4.550%	5/15/52	1,000	951
	Elevance Health Inc.	4.850%	8/15/54	500	474
	Eli Lilly & Co.	3.950%	3/15/49	3,075	2,968
	Eli Lilly & Co.	2.250%	5/15/50	2,360	1,667
	Eli Lilly & Co.	2.500%	9/15/60	2,140	1,469
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	625
	Gilead Sciences Inc.	4.600%	9/1/35	2,134	2,114
	Gilead Sciences Inc.	4.000%	9/1/36	1,543	1,438
	Gilead Sciences Inc.	2.600%	10/1/40	2,950	2,164
	Gilead Sciences Inc.	5.650%	12/1/41	2,096	2,242
	Gilead Sciences Inc.	4.800%	4/1/44	3,945	3,822
	Gilead Sciences Inc.	4.500%	2/1/45	3,710	3,431
	Gilead Sciences Inc.	4.750%	3/1/46	2,622	2,511
	Gilead Sciences Inc.	4.150%	3/1/47	1,160	1,024
	Gilead Sciences Inc.	2.800%	10/1/50	4,710	3,296
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,400	1,530
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,915	5,874
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,567	1,477
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	925	699
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	656
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	614
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	575
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	900	730
	HCA Inc.	5.125%	6/15/39	2,983	2,615
[5]	HCA Inc.	4.375%	3/15/42	2,500	1,984
	HCA Inc.	5.500%	6/15/47	1,215	1,087
	HCA Inc.	5.250%	6/15/49	2,946	2,543
	HCA Inc.	3.500%	7/15/51	2,007	1,384
[5]	HCA Inc.	4.625%	3/15/52	4,750	3,800
	Humana Inc.	4.625%	12/1/42	1,129	1,048
	Humana Inc.	4.950%	10/1/44	1,125	1,095
	Humana Inc.	4.800%	3/15/47	1,045	1,003
	Humana Inc.	3.950%	8/15/49	950	808
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,006
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	970	875
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	546
	Inova Health System Foundation	4.068%	5/15/52	500	458
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,180	1,003
[4]	Iowa Health System	3.665%	2/15/50	900	736
	Johns Hopkins Health System Corp.	3.837%	5/15/46	345	311
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.950%	5/15/33	655	712
	Johnson & Johnson	4.375%	12/5/33	2,584	2,673
	Johnson & Johnson	3.550%	3/1/36	1,644	1,559
	Johnson & Johnson	3.625%	3/3/37	3,117	2,961
	Johnson & Johnson	5.950%	8/15/37	850	1,012
	Johnson & Johnson	3.400%	1/15/38	860	775
	Johnson & Johnson	2.100%	9/1/40	2,305	1,687
	Johnson & Johnson	4.500%	9/1/40	1,328	1,342
	Johnson & Johnson	4.850%	5/15/41	1,305	1,372
	Johnson & Johnson	4.500%	12/5/43	964	971
	Johnson & Johnson	3.700%	3/1/46	3,325	3,070
	Johnson & Johnson	3.750%	3/3/47	1,095	1,016
	Johnson & Johnson	3.500%	1/15/48	1,412	1,262
	Johnson & Johnson	2.250%	9/1/50	3,260	2,282
	Johnson & Johnson	2.450%	9/1/60	2,290	1,554
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	595	455
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,891	1,930
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,868	2,669
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	3,025	2,380
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,805	2,097
	Koninklijke Philips NV	6.875%	3/11/38	1,700	1,945
	Koninklijke Philips NV	5.000%	3/15/42	1,205	1,163
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,149	1,023
[4]	Mass General Brigham Inc.	3.765%	7/1/48	326	285
[4]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,348
[4]	Mass General Brigham Inc.	4.117%	7/1/55	125	113
[4]	Mass General Brigham Inc.	3.342%	7/1/60	1,125	838
[4]	Mayo Clinic	3.774%	11/15/43	740	662
[4]	Mayo Clinic	4.000%	11/15/47	500	465
[4]	Mayo Clinic	4.128%	11/15/52	500	475
[4]	Mayo Clinic	3.196%	11/15/61	600	452
[4]	McLaren Health Care Corp.	4.386%	5/15/48	950	896
[4]	MedStar Health Inc.	3.626%	8/15/49	822	672
	Medtronic Inc.	4.375%	3/15/35	4,619	4,612
	Medtronic Inc.	4.625%	3/15/45	3,592	3,603
	Memorial Health Services	3.447%	11/1/49	1,000	819
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,125	1,166
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	640	483
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,070	994
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	648	592
	Merck & Co. Inc.	6.500%	12/1/33	1,690	2,039
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,113
	Merck & Co. Inc.	2.350%	6/24/40	1,105	832
	Merck & Co. Inc.	3.600%	9/15/42	3,612	3,166
	Merck & Co. Inc.	4.150%	5/18/43	1,474	1,398
	Merck & Co. Inc.	3.700%	2/10/45	4,120	3,621
	Merck & Co. Inc.	4.000%	3/7/49	3,005	2,776
	Merck & Co. Inc.	2.450%	6/24/50	2,724	1,920
	Merck & Co. Inc.	2.750%	12/10/51	3,480	2,579
	Merck & Co. Inc.	2.900%	12/10/61	3,550	2,527
[4]	Methodist Hospital	2.705%	12/1/50	1,375	964
[4]	MidMichigan Health	3.409%	6/1/50	756	605
[4]	Montefiore Obligated Group	5.246%	11/1/48	1,075	912
	Montefiore Obligated Group	4.287%	9/1/50	720	525
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	898	785
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,170	989
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	376
	MultiCare Health System	2.803%	8/15/50	775	554
	Mylan Inc.	5.400%	11/29/43	1,710	1,432
	Mylan Inc.	5.200%	4/15/48	1,490	1,184
	New York & Presbyterian Hospital	2.256%	8/1/40	925	661
	New York & Presbyterian Hospital	4.024%	8/1/45	1,380	1,259
	New York & Presbyterian Hospital	4.063%	8/1/56	761	694
	New York & Presbyterian Hospital	2.606%	8/1/60	775	492
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	955	738

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwell Healthcare Inc.	3.979%	11/1/46	825	711
	Northwell Healthcare Inc.	4.260%	11/1/47	1,275	1,152
	Northwell Healthcare Inc.	3.809%	11/1/49	1,100	908
	Novant Health Inc.	2.637%	11/1/36	720	579
	Novant Health Inc.	3.168%	11/1/51	800	615
	Novant Health Inc.	3.318%	11/1/61	775	590
	Novartis Capital Corp.	3.700%	9/21/42	1,590	1,440
	Novartis Capital Corp.	4.400%	5/6/44	3,443	3,438
	Novartis Capital Corp.	4.000%	11/20/45	2,101	1,954
	Novartis Capital Corp.	2.750%	8/14/50	2,585	2,010
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	935	659
[4]	NYU Langone Hospitals	5.750%	7/1/43	565	630
	NYU Langone Hospitals	4.784%	7/1/44	888	867
[4]	NYU Langone Hospitals	4.368%	7/1/47	685	624
[4]	NYU Langone Hospitals	3.380%	7/1/55	1,125	847
	OhioHealth Corp.	2.834%	11/15/41	675	520
[4]	OhioHealth Corp.	3.042%	11/15/50	1,200	915
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	940
	Orlando Health Obligated Group	3.327%	10/1/50	500	397
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	1,087
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	350	264
	PerkinElmer Inc.	3.625%	3/15/51	905	678
	Pfizer Inc.	4.000%	12/15/36	3,848	3,745
	Pfizer Inc.	4.100%	9/15/38	2,205	2,127
	Pfizer Inc.	3.900%	3/15/39	2,610	2,462
	Pfizer Inc.	7.200%	3/15/39	3,558	4,661
	Pfizer Inc.	2.550%	5/28/40	1,810	1,426
	Pfizer Inc.	4.300%	6/15/43	1,257	1,216
	Pfizer Inc.	4.400%	5/15/44	1,625	1,592
	Pfizer Inc.	4.125%	12/15/46	1,762	1,692
	Pfizer Inc.	4.200%	9/15/48	1,816	1,769
	Pfizer Inc.	4.000%	3/15/49	1,430	1,346
	Pfizer Inc.	2.700%	5/28/50	4,870	3,726
	Piedmont Healthcare Inc.	2.864%	1/1/52	775	551
	Presbyterian Healthcare Services	4.875%	8/1/52	700	728
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,235
	Quest Diagnostics Inc.	4.700%	3/30/45	669	602
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	313
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,581	1,071
	Royalty Pharma plc	3.300%	9/2/40	1,825	1,349
	Royalty Pharma plc	3.550%	9/2/50	2,319	1,619
	Royalty Pharma plc	3.350%	9/2/51	950	643
	RWJ Barnabas Health Inc.	3.949%	7/1/46	940	828
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	626
[4]	Seattle Children's Hospital	2.719%	10/1/50	1,100	772
[4]	Sharp HealthCare	2.680%	8/1/50	875	615
[4]	Stanford Health Care	3.795%	11/15/48	539	475
	Stanford Health Care	3.027%	8/15/51	500	377
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,585	1,234
	Stryker Corp.	4.100%	4/1/43	695	601
	Stryker Corp.	4.375%	5/15/44	775	698
	Stryker Corp.	4.625%	3/15/46	2,125	2,030
	Stryker Corp.	2.900%	6/15/50	360	260
	Summa Health	3.511%	11/15/51	350	282
[4]	Sutter Health	3.161%	8/15/40	500	391
[4]	Sutter Health	4.091%	8/15/48	985	865
[4]	Sutter Health	3.361%	8/15/50	1,175	901
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,000	1,539
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,725	1,284
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,570
	Texas Health Resources	2.328%	11/15/50	825	535
[4]	Texas Health Resources	4.330%	11/15/55	775	736
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,180	1,710
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	963	1,030
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,161	1,080
	Toledo Hospital	5.750%	11/15/38	950	971
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo Hospital	6.015%	11/15/48	975	908
[4]	Trinity Health Corp.	2.632%	12/1/40	500	368
	Trinity Health Corp.	4.125%	12/1/45	825	762
[4]	Trinity Health Corp.	3.434%	12/1/48	1,155	962
	UnitedHealth Group Inc.	4.625%	7/15/35	2,606	2,650
	UnitedHealth Group Inc.	5.800%	3/15/36	1,240	1,389
	UnitedHealth Group Inc.	6.500%	6/15/37	1,740	2,106
	UnitedHealth Group Inc.	6.625%	11/15/37	1,400	1,698
	UnitedHealth Group Inc.	6.875%	2/15/38	1,608	1,994
	UnitedHealth Group Inc.	3.500%	8/15/39	1,046	912
	UnitedHealth Group Inc.	2.750%	5/15/40	518	403
	UnitedHealth Group Inc.	5.700%	10/15/40	376	415
	UnitedHealth Group Inc.	5.950%	2/15/41	750	847
	UnitedHealth Group Inc.	3.050%	5/15/41	2,700	2,183
	UnitedHealth Group Inc.	4.625%	11/15/41	1,547	1,535
	UnitedHealth Group Inc.	4.375%	3/15/42	1,565	1,503
	UnitedHealth Group Inc.	3.950%	10/15/42	1,367	1,231
	UnitedHealth Group Inc.	4.250%	3/15/43	2,443	2,297
	UnitedHealth Group Inc.	4.750%	7/15/45	1,607	1,620
	UnitedHealth Group Inc.	4.200%	1/15/47	1,348	1,260
	UnitedHealth Group Inc.	4.250%	4/15/47	1,133	1,066
	UnitedHealth Group Inc.	3.750%	10/15/47	2,090	1,814
	UnitedHealth Group Inc.	4.250%	6/15/48	4,619	4,320
	UnitedHealth Group Inc.	4.450%	12/15/48	859	823
	UnitedHealth Group Inc.	3.700%	8/15/49	2,010	1,717
	UnitedHealth Group Inc.	2.900%	5/15/50	2,070	1,538
	UnitedHealth Group Inc.	3.250%	5/15/51	4,180	3,288
	UnitedHealth Group Inc.	4.750%	5/15/52	3,780	3,781
	UnitedHealth Group Inc.	3.875%	8/15/59	3,950	3,411
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,346
	UnitedHealth Group Inc.	4.950%	5/15/62	1,890	1,915
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,040	1,643
	Viatris Inc.	3.850%	6/22/40	2,440	1,718
	Viatris Inc.	4.000%	6/22/50	2,101	1,400
[4]	WakeMed	3.286%	10/1/52	500	380
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	361
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	1,355	973
	Wyeth LLC	6.500%	2/1/34	3,326	3,973
	Wyeth LLC	6.000%	2/15/36	1,235	1,416
	Wyeth LLC	5.950%	4/1/37	1,950	2,250
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	682
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	377
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	720	737
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	500	429
	Zoetis Inc.	4.700%	2/1/43	2,416	2,324
	Zoetis Inc.	3.950%	9/12/47	916	794
	Zoetis Inc.	4.450%	8/20/48	794	747
	Zoetis Inc.	3.000%	5/15/50	840	625
					590,169
Industrials (4.0%)
[4]	3M Co.	5.700%	3/15/37	625	701
[4]	3M Co.	3.875%	6/15/44	520	456
[4]	3M Co.	3.125%	9/19/46	1,480	1,163
[4]	3M Co.	3.625%	10/15/47	1,655	1,414
[4]	3M Co.	4.000%	9/14/48	1,425	1,289
	3M Co.	3.250%	8/26/49	2,241	1,787
	3M Co.	3.700%	4/15/50	1,178	1,015
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	636
	Boeing Co.	6.125%	2/15/33	2,288	2,336
	Boeing Co.	3.600%	5/1/34	1,210	963
	Boeing Co.	3.250%	2/1/35	860	655
	Boeing Co.	6.625%	2/15/38	1,238	1,273
	Boeing Co.	3.550%	3/1/38	734	535
	Boeing Co.	3.500%	3/1/39	1,123	809
	Boeing Co.	6.875%	3/15/39	988	1,026
	Boeing Co.	5.875%	2/15/40	1,720	1,612

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	5.705%	5/1/40	7,605	7,105
Boeing Co.	3.375%	6/15/46	1,095	725
Boeing Co.	3.650%	3/1/47	615	417
Boeing Co.	3.625%	3/1/48	975	653
Boeing Co.	3.850%	11/1/48	770	547
Boeing Co.	3.900%	5/1/49	1,705	1,212
Boeing Co.	3.750%	2/1/50	600	423
Boeing Co.	5.805%	5/1/50	11,130	10,249
Boeing Co.	3.825%	3/1/59	950	611
Boeing Co.	3.950%	8/1/59	1,166	787
Boeing Co.	5.930%	5/1/60	6,935	6,344
Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	838
Burlington Northern Santa Fe LLC	6.150%	5/1/37	825	964
Burlington Northern Santa Fe LLC	5.750%	5/1/40	980	1,078
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,319	1,349
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,166	1,236
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	1,742
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,640	1,546
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,080	1,023
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,686	1,604
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,210	1,256
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,643	2,657
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,505	1,447
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,540	2,313
Burlington Northern Santa Fe LLC	4.700%	9/1/45	767	751
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,066	946
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,210	2,033
Burlington Northern Santa Fe LLC	4.050%	6/15/48	985	899
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,090	911
Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,413	2,619
Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,243	999
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,325	984
Canadian National Railway Co.	6.200%	6/1/36	977	1,098
Canadian National Railway Co.	6.375%	11/15/37	1,099	1,257
Canadian National Railway Co.	3.200%	8/2/46	680	531
Canadian National Railway Co.	4.450%	1/20/49	980	933
Canadian National Railway Co.	2.450%	5/1/50	1,000	671
Canadian Pacific Railway Co.	4.800%	9/15/35	1,470	1,459
Canadian Pacific Railway Co.	5.950%	5/15/37	250	276
Canadian Pacific Railway Co.	3.000%	12/2/41	2,375	1,867
Canadian Pacific Railway Co.	4.800%	8/1/45	1,121	1,100
Canadian Pacific Railway Co.	3.100%	12/2/51	4,875	3,592
Canadian Pacific Railway Co.	6.125%	9/15/15	1,215	1,264
Carrier Global Corp.	3.377%	4/5/40	3,926	3,083
Carrier Global Corp.	3.577%	4/5/50	3,321	2,520
Caterpillar Inc.	5.300%	9/15/35	950	1,032
Caterpillar Inc.	6.050%	8/15/36	635	734
Caterpillar Inc.	5.200%	5/27/41	1,637	1,759
Caterpillar Inc.	3.803%	8/15/42	1,174	1,071
Caterpillar Inc.	3.250%	9/19/49	3,959	3,254
Caterpillar Inc.	3.250%	4/9/50	2,700	2,235
Caterpillar Inc.	4.750%	5/15/64	1,666	1,689
Crane Holdings Co.	4.200%	3/15/48	950	772
CSX Corp.	6.000%	10/1/36	550	607
CSX Corp.	6.150%	5/1/37	1,255	1,406
CSX Corp.	6.220%	4/30/40	1,596	1,805
CSX Corp.	5.500%	4/15/41	2,145	2,255
CSX Corp.	4.750%	5/30/42	1,347	1,280
CSX Corp.	4.100%	3/15/44	1,375	1,206
CSX Corp.	3.800%	11/1/46	948	802
CSX Corp.	4.300%	3/1/48	2,270	2,079
CSX Corp.	4.750%	11/15/48	2,208	2,158
CSX Corp.	4.500%	3/15/49	1,966	1,837
CSX Corp.	3.350%	9/15/49	540	422
CSX Corp.	3.800%	4/15/50	629	531
CSX Corp.	3.950%	5/1/50	1,325	1,145
CSX Corp.	2.500%	5/15/51	600	405
CSX Corp.	4.500%	8/1/54	1,050	971
CSX Corp.	4.250%	11/1/66	225	191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.650%	3/1/68	343	313
	Cummins Inc.	4.875%	10/1/43	1,103	1,119
	Cummins Inc.	2.600%	9/1/50	1,025	702
	Deere & Co.	3.900%	6/9/42	2,448	2,295
	Deere & Co.	2.875%	9/7/49	819	644
	Deere & Co.	3.750%	4/15/50	2,075	1,897
	Dover Corp.	5.375%	10/15/35	565	578
	Dover Corp.	5.375%	3/1/41	1,087	1,095
	Eaton Corp.	4.000%	11/2/32	1,740	1,690
	Eaton Corp.	4.150%	11/2/42	1,483	1,331
	Eaton Corp.	3.915%	9/15/47	608	517
	Emerson Electric Co.	2.800%	12/21/51	3,540	2,587
	FedEx Corp.	4.900%	1/15/34	1,715	1,713
	FedEx Corp.	3.900%	2/1/35	870	777
	FedEx Corp.	3.250%	5/15/41	770	602
	FedEx Corp.	3.875%	8/1/42	1,150	960
	FedEx Corp.	4.100%	4/15/43	1,050	885
	FedEx Corp.	5.100%	1/15/44	2,408	2,318
	FedEx Corp.	4.100%	2/1/45	1,945	1,633
	FedEx Corp.	4.750%	11/15/45	693	636
	FedEx Corp.	4.550%	4/1/46	1,922	1,723
	FedEx Corp.	4.400%	1/15/47	1,269	1,112
	FedEx Corp.	4.050%	2/15/48	1,362	1,143
	FedEx Corp.	4.950%	10/17/48	2,930	2,791
	FedEx Corp.	5.250%	5/15/50	1,520	1,517
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,138	1,838
	Fortive Corp.	4.300%	6/15/46	1,231	1,072
	General Dynamics Corp.	4.250%	4/1/40	2,140	2,048
	General Dynamics Corp.	2.850%	6/1/41	30	23
	General Dynamics Corp.	3.600%	11/15/42	1,030	885
[4]	General Electric Co.	5.875%	1/14/38	1,725	1,796
	Honeywell International Inc.	5.700%	3/15/36	985	1,107
	Honeywell International Inc.	5.700%	3/15/37	995	1,129
	Honeywell International Inc.	5.375%	3/1/41	820	888
	Honeywell International Inc.	3.812%	11/21/47	1,280	1,165
	Illinois Tool Works Inc.	4.875%	9/15/41	1,048	1,069
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	1,771
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,353	1,243
[4]	Johnson Controls International plc	6.000%	1/15/36	864	939
[4]	Johnson Controls International plc	4.625%	7/2/44	1,410	1,267
[4]	Johnson Controls International plc	5.125%	9/14/45	403	389
	Johnson Controls International plc	4.500%	2/15/47	1,000	874
[4]	Johnson Controls International plc	4.950%	7/2/64	782	688
[4]	Kansas City Southern	4.300%	5/15/43	1,065	926
[4]	Kansas City Southern	4.950%	8/15/45	1,586	1,531
	Kansas City Southern	4.700%	5/1/48	374	351
	Kansas City Southern	3.500%	5/1/50	1,330	1,038
	Kansas City Southern	4.200%	11/15/69	871	717
	L3Harris Technologies Inc.	4.854%	4/27/35	1,634	1,603
	L3Harris Technologies Inc.	5.054%	4/27/45	680	661
	Lockheed Martin Corp.	3.600%	3/1/35	2,142	1,971
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,299
[4]	Lockheed Martin Corp.	6.150%	9/1/36	1,475	1,706
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	1,592
	Lockheed Martin Corp.	4.070%	12/15/42	3,019	2,802
	Lockheed Martin Corp.	3.800%	3/1/45	1,102	973
	Lockheed Martin Corp.	4.700%	5/15/46	1,482	1,496
	Lockheed Martin Corp.	2.800%	6/15/50	1,420	1,061
	Lockheed Martin Corp.	4.090%	9/15/52	2,934	2,734
	Lockheed Martin Corp.	4.150%	6/15/53	3,525	3,301
	Lockheed Martin Corp.	4.300%	6/15/62	536	504
	Norfolk Southern Corp.	3.000%	3/15/32	200	181
	Norfolk Southern Corp.	7.050%	5/1/37	233	271
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,276
	Norfolk Southern Corp.	3.950%	10/1/42	468	409
	Norfolk Southern Corp.	4.450%	6/15/45	1,195	1,114
	Norfolk Southern Corp.	4.650%	1/15/46	916	881

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.942%	11/1/47	1,128	979
	Norfolk Southern Corp.	4.150%	2/28/48	1,388	1,242
	Norfolk Southern Corp.	4.100%	5/15/49	1,125	994
	Norfolk Southern Corp.	3.400%	11/1/49	2,025	1,599
	Norfolk Southern Corp.	3.050%	5/15/50	2,550	1,875
	Norfolk Southern Corp.	4.050%	8/15/52	825	719
	Norfolk Southern Corp.	4.550%	6/1/53	900	850
	Norfolk Southern Corp.	3.155%	5/15/55	2,575	1,874
	Norfolk Southern Corp.	4.100%	5/15/21	1,375	1,042
	Northrop Grumman Corp.	5.150%	5/1/40	750	760
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,350
	Northrop Grumman Corp.	4.750%	6/1/43	2,767	2,652
	Northrop Grumman Corp.	3.850%	4/15/45	526	444
	Northrop Grumman Corp.	4.030%	10/15/47	2,537	2,252
	Northrop Grumman Corp.	5.250%	5/1/50	2,397	2,532
	Otis Worldwide Corp.	3.112%	2/15/40	1,715	1,330
	Otis Worldwide Corp.	3.362%	2/15/50	2,190	1,649
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	1,162	1,082
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	960	1,050
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	914	817
	Parker-Hannifin Corp.	4.100%	3/1/47	1,255	1,067
	Parker-Hannifin Corp.	4.000%	6/14/49	2,315	1,959
[6]	Pentair Finance Sarl	5.900%	7/15/32	775	776
	Precision Castparts Corp.	3.900%	1/15/43	933	826
	Precision Castparts Corp.	4.375%	6/15/45	1,249	1,192
	Raytheon Technologies Corp.	6.050%	6/1/36	1,635	1,845
	Raytheon Technologies Corp.	6.125%	7/15/38	1,563	1,759
	Raytheon Technologies Corp.	4.450%	11/16/38	2,590	2,492
	Raytheon Technologies Corp.	4.875%	10/15/40	1,250	1,239
	Raytheon Technologies Corp.	4.700%	12/15/41	1,681	1,612
	Raytheon Technologies Corp.	4.500%	6/1/42	6,307	6,009
	Raytheon Technologies Corp.	4.800%	12/15/43	1,025	1,006
	Raytheon Technologies Corp.	4.150%	5/15/45	1,957	1,739
	Raytheon Technologies Corp.	3.750%	11/1/46	2,403	2,044
	Raytheon Technologies Corp.	4.350%	4/15/47	2,332	2,155
	Raytheon Technologies Corp.	4.050%	5/4/47	1,525	1,354
	Raytheon Technologies Corp.	4.625%	11/16/48	1,850	1,803
	Raytheon Technologies Corp.	3.125%	7/1/50	2,305	1,767
	Raytheon Technologies Corp.	2.820%	9/1/51	1,895	1,353
	Republic Services Inc.	6.200%	3/1/40	740	819
	Republic Services Inc.	5.700%	5/15/41	830	885
	Republic Services Inc.	3.050%	3/1/50	725	539
	Rockwell Automation Inc.	4.200%	3/1/49	1,175	1,087
	Rockwell Automation Inc.	2.800%	8/15/61	1,200	786
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,440	1,480
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	910	824
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	134
	Tyco Electronics Group SA	7.125%	10/1/37	1,550	1,931
	Union Pacific Corp.	3.375%	2/1/35	1,208	1,081
	Union Pacific Corp.	2.891%	4/6/36	880	729
	Union Pacific Corp.	3.600%	9/15/37	2,038	1,822
[4]	Union Pacific Corp.	3.550%	8/15/39	750	647
	Union Pacific Corp.	3.200%	5/20/41	2,596	2,124
	Union Pacific Corp.	4.050%	3/1/46	975	885
	Union Pacific Corp.	3.350%	8/15/46	2,370	1,895
	Union Pacific Corp.	4.000%	4/15/47	1,150	1,028
	Union Pacific Corp.	3.250%	2/5/50	3,370	2,649
	Union Pacific Corp.	2.950%	3/10/52	1,863	1,377
	Union Pacific Corp.	3.500%	2/14/53	500	409
	Union Pacific Corp.	3.875%	2/1/55	1,805	1,548
	Union Pacific Corp.	3.950%	8/15/59	850	725
	Union Pacific Corp.	3.839%	3/20/60	2,275	1,902
	Union Pacific Corp.	3.550%	5/20/61	1,112	877
	Union Pacific Corp.	2.973%	9/16/62	5,000	3,456
	Union Pacific Corp.	3.750%	2/5/70	855	680
	Union Pacific Corp.	3.799%	4/6/71	4,116	3,303
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.850%	2/14/72	1,075	884
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	295	313
	United Parcel Service Inc.	6.200%	1/15/38	2,112	2,460
	United Parcel Service Inc.	5.200%	4/1/40	1,177	1,245
	United Parcel Service Inc.	4.875%	11/15/40	920	937
	United Parcel Service Inc.	3.625%	10/1/42	672	583
	United Parcel Service Inc.	3.400%	11/15/46	1,290	1,071
	United Parcel Service Inc.	3.750%	11/15/47	3,539	3,156
	United Parcel Service Inc.	4.250%	3/15/49	2,666	2,553
	United Parcel Service Inc.	3.400%	9/1/49	1,741	1,467
	United Parcel Service Inc.	5.300%	4/1/50	1,035	1,137
	Valmont Industries Inc.	5.000%	10/1/44	975	900
	Valmont Industries Inc.	5.250%	10/1/54	700	673
	Waste Connections Inc.	3.050%	4/1/50	1,450	1,068
	Waste Connections Inc.	2.950%	1/15/52	1,075	770
	Waste Management Inc.	2.950%	6/1/41	1,910	1,490
	Waste Management Inc.	4.150%	7/15/49	1,100	1,003
	Waste Management Inc.	2.500%	11/15/50	1,150	782
	WW Grainger Inc.	4.600%	6/15/45	540	517
	WW Grainger Inc.	3.750%	5/15/46	1,189	1,008
	WW Grainger Inc.	4.200%	5/15/47	966	883
	Xylem Inc.	4.375%	11/1/46	925	839
					332,852
Materials (1.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	890	708
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,125	849
	Albemarle Corp.	5.450%	12/1/44	1,025	989
	Albemarle Corp.	5.650%	6/1/52	1,000	999
	ArcelorMittal SA	7.000%	10/15/39	1,500	1,528
	ArcelorMittal SA	6.750%	3/1/41	1,100	1,086
	Barrick Gold Corp.	6.450%	10/15/35	970	1,076
	Barrick North America Finance LLC	5.700%	5/30/41	1,685	1,744
	Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,794
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,820	1,931
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,525	2,347
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,101	5,249
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	749
	CF Industries Inc.	5.150%	3/15/34	1,355	1,324
	CF Industries Inc.	4.950%	6/1/43	1,825	1,638
	CF Industries Inc.	5.375%	3/15/44	1,355	1,264
	Dow Chemical Co.	4.250%	10/1/34	1,178	1,117
	Dow Chemical Co.	9.400%	5/15/39	247	352
	Dow Chemical Co.	5.250%	11/15/41	1,333	1,320
	Dow Chemical Co.	4.375%	11/15/42	2,336	2,057
	Dow Chemical Co.	4.625%	10/1/44	1,518	1,375
	Dow Chemical Co.	5.550%	11/30/48	2,160	2,185
	Dow Chemical Co.	4.800%	5/15/49	1,660	1,519
	Dow Chemical Co.	3.600%	11/15/50	2,725	2,080
	DuPont de Nemours Inc.	5.319%	11/15/38	2,081	2,059
	DuPont de Nemours Inc.	5.419%	11/15/48	3,453	3,432
	Eastman Chemical Co.	4.800%	9/1/42	1,415	1,275
	Eastman Chemical Co.	4.650%	10/15/44	1,159	1,005
	Ecolab Inc.	2.125%	8/15/50	1,100	703
	Ecolab Inc.	2.700%	12/15/51	1,754	1,253
	Ecolab Inc.	2.750%	8/18/55	2,359	1,651
	FMC Corp.	4.500%	10/1/49	1,250	1,070
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,700	1,660
	Freeport-McMoRan Inc.	5.450%	3/15/43	4,009	3,709
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,112
	International Flavors & Fragrances Inc.	5.000%	9/26/48	905	846
	International Paper Co.	5.000%	9/15/35	1,775	1,789
	International Paper Co.	7.300%	11/15/39	1,045	1,219
	International Paper Co.	6.000%	11/15/41	1,620	1,682
	International Paper Co.	4.800%	6/15/44	1,792	1,657
	International Paper Co.	4.400%	8/15/47	1,500	1,337
	International Paper Co.	4.350%	8/15/48	1,300	1,152

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	3.550%	11/7/42	1,678	1,450
	Linde Inc.	2.000%	8/10/50	370	232
	Lubrizol Corp.	6.500%	10/1/34	640	758
	LYB International Finance BV	5.250%	7/15/43	1,705	1,593
	LYB International Finance BV	4.875%	3/15/44	956	863
	LYB International Finance III LLC	3.375%	10/1/40	800	613
	LYB International Finance III LLC	4.200%	10/15/49	1,162	944
	LYB International Finance III LLC	4.200%	5/1/50	1,155	939
	LYB International Finance III LLC	3.625%	4/1/51	1,035	765
	LYB International Finance III LLC	3.800%	10/1/60	1,495	1,060
	LyondellBasell Industries NV	4.625%	2/26/55	2,117	1,810
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,000	1,415
	Mosaic Co.	5.450%	11/15/33	1,743	1,807
	Mosaic Co.	4.875%	11/15/41	1,032	939
	Mosaic Co.	5.625%	11/15/43	1,293	1,329
	Newmont Corp.	2.600%	7/15/32	1,405	1,159
[4]	Newmont Corp.	5.875%	4/1/35	1,297	1,368
	Newmont Corp.	6.250%	10/1/39	1,875	2,060
	Newmont Corp.	4.875%	3/15/42	2,162	2,071
	Newmont Corp.	5.450%	6/9/44	1,120	1,127
	Nucor Corp.	2.979%	12/15/55	3,600	2,434
	Nutrien Ltd.	4.125%	3/15/35	1,335	1,237
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,205
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,152
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,614
	Nutrien Ltd.	5.250%	1/15/45	835	833
	Nutrien Ltd.	5.000%	4/1/49	1,650	1,639
	Packaging Corp. of America	4.050%	12/15/49	830	687
	Packaging Corp. of America	3.050%	10/1/51	1,075	761
	Rio Tinto Alcan Inc.	6.125%	12/15/33	920	1,045
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,505
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	2,089
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,405	1,741
	Rio Tinto Finance USA plc	4.750%	3/22/42	2,020	2,011
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,461	1,347
	RPM International Inc.	5.250%	6/1/45	900	836
	RPM International Inc.	4.250%	1/15/48	765	650
	Sherwin-Williams Co.	4.550%	8/1/45	2,034	1,780
	Sherwin-Williams Co.	4.500%	6/1/47	1,578	1,395
	Sherwin-Williams Co.	3.800%	8/15/49	1,900	1,520
	Sherwin-Williams Co.	3.300%	5/15/50	600	445
	Sherwin-Williams Co.	2.900%	3/15/52	1,075	735
	Southern Copper Corp.	7.500%	7/27/35	1,845	2,183
	Southern Copper Corp.	6.750%	4/16/40	2,290	2,580
	Southern Copper Corp.	5.250%	11/8/42	3,418	3,324
	Southern Copper Corp.	5.875%	4/23/45	2,090	2,166
	Steel Dynamics Inc.	3.250%	10/15/50	950	657
	Teck Resources Ltd.	6.000%	8/15/40	894	891
	Teck Resources Ltd.	5.200%	3/1/42	1,190	1,083
	Teck Resources Ltd.	5.400%	2/1/43	490	458
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,183
	Vale Overseas Ltd.	6.875%	11/21/36	3,996	4,283
	Vale Overseas Ltd.	6.875%	11/10/39	1,100	1,170
	Vale SA	5.625%	9/11/42	1,210	1,128
	Vulcan Materials Co.	4.500%	6/15/47	2,465	2,194
	Westlake Corp.	2.875%	8/15/41	500	354
	Westlake Corp.	5.000%	8/15/46	2,020	1,909
	Westlake Corp.	4.375%	11/15/47	1,205	1,036
	Westlake Corp.	3.125%	8/15/51	1,099	766
	Westlake Corp.	3.375%	8/15/61	1,125	760
	WRKCo Inc.	3.000%	6/15/33	1,650	1,390
					148,369
Real Estate (0.7%)
	Agree LP	2.600%	6/15/33	775	612
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,209	1,662
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	1,180	981
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	575	538
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,670	1,383
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,080	731
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,745	1,315
	American Assets Trust LP	3.375%	2/1/31	52	44
	American Tower Corp.	3.700%	10/15/49	1,040	785
	American Tower Corp.	3.100%	6/15/50	2,170	1,501
	American Tower Corp.	2.950%	1/15/51	1,825	1,228
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	990	857
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	775	694
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	245	226
	Camden Property Trust	3.350%	11/1/49	685	536
	Corporate Office Properties LP	2.900%	12/1/33	1,364	1,058
	Crown Castle International Corp.	2.900%	4/1/41	1,882	1,363
	Crown Castle International Corp.	4.750%	5/15/47	378	341
	Crown Castle International Corp.	5.200%	2/15/49	1,258	1,208
	Crown Castle International Corp.	4.000%	11/15/49	1,500	1,213
	Crown Castle International Corp.	4.150%	7/1/50	1,475	1,219
	Crown Castle International Corp.	3.250%	1/15/51	1,610	1,157
	Duke Realty LP	3.050%	3/1/50	925	683
	Equinix Inc.	3.000%	7/15/50	646	442
	Equinix Inc.	2.950%	9/15/51	1,238	834
	Equinix Inc.	3.400%	2/15/52	550	408
	ERP Operating LP	4.500%	7/1/44	1,225	1,165
	ERP Operating LP	4.500%	6/1/45	725	676
	ERP Operating LP	4.000%	8/1/47	950	827
	Essex Portfolio LP	4.500%	3/15/48	596	535
	Essex Portfolio LP	2.650%	9/1/50	620	393
	Federal Realty OP LP	4.500%	12/1/44	920	818
	Healthpeak Properties Inc.	6.750%	2/1/41	625	709
	Highwoods Realty LP	2.600%	2/1/31	73	60
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,000	769
	Kilroy Realty LP	2.500%	11/15/32	1,075	839
	Kilroy Realty LP	2.650%	11/15/33	925	717
	Kimco Realty Corp.	4.250%	4/1/45	875	736
	Kimco Realty Corp.	4.125%	12/1/46	1,000	824
	Kimco Realty Corp.	4.450%	9/1/47	980	854
	Kimco Realty Corp.	3.700%	10/1/49	175	136
	Mid-America Apartments LP	2.875%	9/15/51	720	501
	National Retail Properties Inc.	4.800%	10/15/48	600	558
	National Retail Properties Inc.	3.500%	4/15/51	1,400	1,054
	National Retail Properties Inc.	3.000%	4/15/52	1,175	805
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,000	1,509
	Prologis LP	4.375%	9/15/48	653	616
	Prologis LP	3.000%	4/15/50	1,425	1,075
	Prologis LP	2.125%	10/15/50	1,325	844
	Realty Income Corp.	2.850%	12/15/32	1,542	1,321
	Realty Income Corp.	1.800%	3/15/33	1,617	1,236
	Realty Income Corp.	4.650%	3/15/47	1,406	1,366
	Regency Centers LP	4.400%	2/1/47	695	609
	Regency Centers LP	4.650%	3/15/49	804	718
	Simon Property Group LP	6.750%	2/1/40	1,202	1,356
	Simon Property Group LP	4.750%	3/15/42	855	785
	Simon Property Group LP	4.250%	10/1/44	686	583
	Simon Property Group LP	4.250%	11/30/46	2,100	1,799
	Simon Property Group LP	3.250%	9/13/49	890	647
	Simon Property Group LP	3.800%	7/15/50	650	521
[4]	UDR Inc.	2.100%	8/1/32	850	663
[4]	UDR Inc.	1.900%	3/15/33	875	662
	UDR Inc.	3.100%	11/1/34	775	634
	Ventas Realty LP	5.700%	9/30/43	695	708
	Ventas Realty LP	4.375%	2/1/45	400	341
	Ventas Realty LP	4.875%	4/15/49	635	591
	VICI Properties LP	5.625%	5/15/52	1,500	1,364
	Welltower Inc.	6.500%	3/15/41	850	953
	Welltower Inc.	4.950%	9/1/48	1,070	1,010
	Weyerhaeuser Co.	4.000%	3/9/52	900	738
	WP Carey Inc.	2.250%	4/1/33	1,303	1,002
					59,646
Technology (4.3%)
	Analog Devices Inc.	2.800%	10/1/41	1,820	1,427

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Analog Devices Inc.	2.950%	10/1/51	1,935	1,480
	Apple Inc.	4.500%	2/23/36	2,024	2,105
	Apple Inc.	2.375%	2/8/41	2,445	1,871
	Apple Inc.	3.850%	5/4/43	6,007	5,527
	Apple Inc.	4.450%	5/6/44	2,200	2,194
	Apple Inc.	3.450%	2/9/45	3,965	3,455
	Apple Inc.	4.375%	5/13/45	3,858	3,813
	Apple Inc.	4.650%	2/23/46	5,096	5,267
	Apple Inc.	3.850%	8/4/46	4,020	3,686
	Apple Inc.	4.250%	2/9/47	2,020	1,984
	Apple Inc.	3.750%	9/12/47	2,099	1,900
	Apple Inc.	3.750%	11/13/47	2,463	2,217
	Apple Inc.	2.950%	9/11/49	4,901	3,855
	Apple Inc.	2.650%	5/11/50	2,528	1,869
	Apple Inc.	2.400%	8/20/50	2,605	1,834
	Apple Inc.	2.650%	2/8/51	7,155	5,288
	Apple Inc.	2.700%	8/5/51	3,449	2,585
	Apple Inc.	2.550%	8/20/60	4,298	2,951
	Apple Inc.	2.800%	2/8/61	4,240	3,035
	Apple Inc.	2.850%	8/5/61	2,405	1,749
	Applied Materials Inc.	5.100%	10/1/35	1,725	1,810
	Applied Materials Inc.	5.850%	6/15/41	1,455	1,659
	Applied Materials Inc.	4.350%	4/1/47	878	849
	Applied Materials Inc.	2.750%	6/1/50	1,585	1,181
	Broadcom Inc.	4.300%	11/15/32	5,340	4,858
[5]	Broadcom Inc.	2.600%	2/15/33	4,010	3,092
[5]	Broadcom Inc.	3.419%	4/15/33	4,276	3,535
[5]	Broadcom Inc.	3.469%	4/15/34	4,650	3,772
[5]	Broadcom Inc.	3.137%	11/15/35	6,255	4,778
[5]	Broadcom Inc.	3.187%	11/15/36	4,260	3,236
[5]	Broadcom Inc.	4.926%	5/15/37	4,000	3,593
[5]	Broadcom Inc.	3.500%	2/15/41	7,160	5,399
[5]	Broadcom Inc.	3.750%	2/15/51	3,570	2,637
	Cisco Systems Inc.	5.900%	2/15/39	2,692	3,064
	Cisco Systems Inc.	5.500%	1/15/40	4,060	4,447
	Corning Inc.	4.700%	3/15/37	1,150	1,084
	Corning Inc.	5.750%	8/15/40	1,013	1,064
	Corning Inc.	4.750%	3/15/42	350	328
	Corning Inc.	5.350%	11/15/48	1,771	1,741
	Corning Inc.	3.900%	11/15/49	300	239
	Corning Inc.	4.375%	11/15/57	1,415	1,164
	Corning Inc.	5.850%	11/15/68	721	709
	Corning Inc.	5.450%	11/15/79	775	699
	Dell Inc.	6.500%	4/15/38	1,200	1,204
	Dell International LLC	8.100%	7/15/36	1,858	2,175
[5]	Dell International LLC	3.375%	12/15/41	2,100	1,501
	Dell International LLC	8.350%	7/15/46	1,446	1,802
[5]	Dell International LLC	3.450%	12/15/51	2,425	1,642
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,435	1,049
	Fidelity National Information Services Inc.	4.500%	8/15/46	281	248
	Fiserv Inc.	4.400%	7/1/49	4,500	3,878
	Global Payments Inc.	4.150%	8/15/49	1,962	1,534
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,371	3,391
	HP Inc.	5.500%	1/15/33	2,000	1,953
	HP Inc.	6.000%	9/15/41	3,007	3,042
	Intel Corp.	4.000%	12/15/32	1,457	1,433
	Intel Corp.	4.600%	3/25/40	1,695	1,656
	Intel Corp.	2.800%	8/12/41	1,700	1,294
	Intel Corp.	4.800%	10/1/41	1,500	1,504
	Intel Corp.	4.250%	12/15/42	1,125	1,041
	Intel Corp.	4.900%	7/29/45	2,100	2,096
	Intel Corp.	4.100%	5/19/46	3,180	2,897
	Intel Corp.	4.100%	5/11/47	1,585	1,442
	Intel Corp.	3.734%	12/8/47	5,527	4,685
	Intel Corp.	3.250%	11/15/49	3,935	3,072
	Intel Corp.	4.750%	3/25/50	1,240	1,220
	Intel Corp.	3.050%	8/12/51	3,600	2,681
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.100%	2/15/60	1,900	1,360
	Intel Corp.	4.950%	3/25/60	1,215	1,233
	Intel Corp.	3.200%	8/12/61	1,055	770
	International Business Machines Corp.	5.875%	11/29/32	1,816	1,994
	International Business Machines Corp.	4.150%	5/15/39	4,533	4,087
	International Business Machines Corp.	5.600%	11/30/39	1,820	1,917
	International Business Machines Corp.	2.850%	5/15/40	975	741
	International Business Machines Corp.	4.000%	6/20/42	4,215	3,651
	International Business Machines Corp.	4.250%	5/15/49	5,633	4,977
	International Business Machines Corp.	2.950%	5/15/50	1,013	732
	International Business Machines Corp.	3.430%	2/9/52	360	277
	Juniper Networks Inc.	5.950%	3/15/41	905	879
	KLA Corp.	4.650%	7/15/32	2,000	2,044
	KLA Corp.	5.000%	3/15/49	590	593
	KLA Corp.	3.300%	3/1/50	750	595
	KLA Corp.	4.950%	7/15/52	2,200	2,211
	KLA Corp.	5.250%	7/15/62	1,600	1,645
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	810	535
	Lam Research Corp.	4.875%	3/15/49	2,155	2,199
	Lam Research Corp.	2.875%	6/15/50	1,654	1,217
	Lam Research Corp.	3.125%	6/15/60	550	397
	Micron Technology Inc.	3.366%	11/1/41	845	613
	Micron Technology Inc.	3.477%	11/1/51	890	617
	Microsoft Corp.	3.500%	2/12/35	3,320	3,189
	Microsoft Corp.	4.200%	11/3/35	545	561
	Microsoft Corp.	3.450%	8/8/36	7,090	6,695
	Microsoft Corp.	4.100%	2/6/37	1,559	1,583
	Microsoft Corp.	4.500%	10/1/40	2,085	2,159
	Microsoft Corp.	3.700%	8/8/46	8,160	7,612
	Microsoft Corp.	2.525%	6/1/50	10,768	7,928
	Microsoft Corp.	2.921%	3/17/52	15,588	12,307
	Microsoft Corp.	3.950%	8/8/56	575	543
	Microsoft Corp.	2.675%	6/1/60	8,912	6,405
	Microsoft Corp.	3.041%	3/17/62	4,173	3,250
	Moody's Corp.	2.750%	8/19/41	1,400	1,025
	Moody's Corp.	5.250%	7/15/44	1,650	1,665
	Moody's Corp.	4.875%	12/17/48	175	171
	Moody's Corp.	3.250%	5/20/50	871	645
	Moody's Corp.	3.750%	2/25/52	900	737
	Moody's Corp.	2.550%	8/18/60	1,125	697
	Moody's Corp.	3.100%	11/29/61	375	259
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	951
	NVIDIA Corp.	3.500%	4/1/40	1,225	1,070
	NVIDIA Corp.	3.500%	4/1/50	4,192	3,562
	NVIDIA Corp.	3.700%	4/1/60	1,172	984
	NXP BV	5.000%	1/15/33	2,000	1,955
	NXP BV	3.250%	5/11/41	1,625	1,227
	NXP BV	3.125%	2/15/42	1,015	743
	NXP BV	3.250%	11/30/51	1,040	729
	Oracle Corp.	4.300%	7/8/34	5,025	4,408
	Oracle Corp.	3.900%	5/15/35	2,466	2,034
	Oracle Corp.	3.850%	7/15/36	2,465	1,979
	Oracle Corp.	3.800%	11/15/37	4,006	3,117
	Oracle Corp.	6.500%	4/15/38	413	427
	Oracle Corp.	6.125%	7/8/39	1,519	1,520
	Oracle Corp.	3.600%	4/1/40	6,210	4,651
	Oracle Corp.	5.375%	7/15/40	4,302	3,915
	Oracle Corp.	3.650%	3/25/41	4,475	3,335
	Oracle Corp.	4.500%	7/8/44	1,925	1,574
	Oracle Corp.	4.125%	5/15/45	5,945	4,531
	Oracle Corp.	4.000%	7/15/46	7,465	5,539
	Oracle Corp.	4.000%	11/15/47	1,325	985

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.600%	4/1/50	9,471	6,610
	Oracle Corp.	3.950%	3/25/51	6,373	4,679
	Oracle Corp.	4.375%	5/15/55	2,438	1,838
	Oracle Corp.	3.850%	4/1/60	5,201	3,588
	Oracle Corp.	4.100%	3/25/61	3,150	2,257
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	1,963
	PayPal Holdings Inc.	5.050%	6/1/52	1,000	994
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	989
	QUALCOMM Inc.	4.650%	5/20/35	1,970	2,021
	QUALCOMM Inc.	4.800%	5/20/45	3,874	3,957
	QUALCOMM Inc.	4.300%	5/20/47	3,004	2,878
	QUALCOMM Inc.	4.500%	5/20/52	2,000	1,979
	S&P Global Inc.	3.250%	12/1/49	1,427	1,118
[5]	S&P Global Inc.	3.700%	3/1/52	1,075	919
	S&P Global Inc.	2.300%	8/15/60	1,625	998
[5]	S&P Global Inc.	3.900%	3/1/62	500	425
	Salesforce Inc.	2.700%	7/15/41	1,990	1,541
	Salesforce Inc.	2.900%	7/15/51	4,578	3,468
	Salesforce Inc.	3.050%	7/15/61	3,150	2,315
	Texas Instruments Inc.	3.875%	3/15/39	2,099	1,976
	Texas Instruments Inc.	4.150%	5/15/48	2,963	2,858
	Texas Instruments Inc.	2.700%	9/15/51	1,085	827
	TSMC Arizona Corp.	3.125%	10/25/41	2,250	1,842
	TSMC Arizona Corp.	3.250%	10/25/51	1,750	1,412
	TSMC Arizona Corp.	4.500%	4/22/52	2,000	1,974
	Verisk Analytics Inc.	5.500%	6/15/45	893	895
	Verisk Analytics Inc.	3.625%	5/15/50	925	717
					362,459
Utilities (6.0%)
[4]	AEP Texas Inc.	4.150%	5/1/49	690	592
[4]	AEP Texas Inc.	3.450%	1/15/50	1,015	783
	AEP Texas Inc.	3.450%	5/15/51	1,087	837
	AEP Texas Inc.	5.250%	5/15/52	1,000	1,014
	AEP Transmission Co. LLC	4.000%	12/1/46	750	666
	AEP Transmission Co. LLC	3.750%	12/1/47	1,290	1,093
	AEP Transmission Co. LLC	4.250%	9/15/48	700	639
	AEP Transmission Co. LLC	3.800%	6/15/49	1,200	1,019
	AEP Transmission Co. LLC	3.150%	9/15/49	1,130	863
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	730	606
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,140	801
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	1,275	1,222
	Alabama Power Co.	6.125%	5/15/38	610	672
	Alabama Power Co.	6.000%	3/1/39	1,215	1,333
	Alabama Power Co.	3.850%	12/1/42	419	359
	Alabama Power Co.	4.150%	8/15/44	950	848
	Alabama Power Co.	3.750%	3/1/45	967	800
	Alabama Power Co.	4.300%	1/2/46	1,216	1,101
[4]	Alabama Power Co.	3.700%	12/1/47	2,017	1,684
[4]	Alabama Power Co.	4.300%	7/15/48	1,005	907
	Alabama Power Co.	3.450%	10/1/49	1,205	949
	Alabama Power Co.	3.125%	7/15/51	792	594
	Alabama Power Co.	3.000%	3/15/52	1,335	982
	Ameren Illinois Co.	4.150%	3/15/46	857	782
	Ameren Illinois Co.	3.700%	12/1/47	1,110	951
	Ameren Illinois Co.	4.500%	3/15/49	1,437	1,389
	Ameren Illinois Co.	3.250%	3/15/50	651	508
	Ameren Illinois Co.	2.900%	6/15/51	852	628
	American Electric Power Co. Inc.	3.250%	3/1/50	810	583
	American Water Capital Corp.	6.593%	10/15/37	1,174	1,362
	American Water Capital Corp.	4.300%	12/1/42	1,035	953
	American Water Capital Corp.	4.300%	9/1/45	675	603
	American Water Capital Corp.	3.750%	9/1/47	1,501	1,253
	American Water Capital Corp.	4.200%	9/1/48	1,920	1,721
	American Water Capital Corp.	4.150%	6/1/49	545	481
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,290
	American Water Capital Corp.	3.250%	6/1/51	1,300	1,012
	Appalachian Power Co.	7.000%	4/1/38	943	1,091
	Appalachian Power Co.	4.400%	5/15/44	678	595
	Appalachian Power Co.	4.450%	6/1/45	718	626
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Appalachian Power Co.	4.500%	3/1/49	1,270	1,130
[4]	Appalachian Power Co.	3.700%	5/1/50	1,675	1,334
	Arizona Public Service Co.	5.050%	9/1/41	1,355	1,279
	Arizona Public Service Co.	4.500%	4/1/42	825	733
	Arizona Public Service Co.	4.350%	11/15/45	1,005	865
	Arizona Public Service Co.	3.750%	5/15/46	1,260	1,012
	Arizona Public Service Co.	4.200%	8/15/48	850	723
	Arizona Public Service Co.	4.250%	3/1/49	945	815
	Arizona Public Service Co.	3.500%	12/1/49	350	263
	Arizona Public Service Co.	3.350%	5/15/50	200	147
	Atmos Energy Corp.	5.500%	6/15/41	925	975
	Atmos Energy Corp.	4.150%	1/15/43	1,065	943
	Atmos Energy Corp.	4.125%	10/15/44	517	462
	Atmos Energy Corp.	4.300%	10/1/48	425	395
	Atmos Energy Corp.	4.125%	3/15/49	1,584	1,441
	Atmos Energy Corp.	3.375%	9/15/49	1,365	1,095
	Atmos Energy Corp.	2.850%	2/15/52	1,150	829
	Avista Corp.	4.350%	6/1/48	850	797
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	402
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	878
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,240	1,064
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	622
	Baltimore Gas & Electric Co.	3.200%	9/15/49	690	534
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	214
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,641	4,015
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,324	1,448
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,133	1,143
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	906	840
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,516	1,274
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,043	2,832
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	1,600
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	635	451
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	1,900	1,833
	Black Hills Corp.	4.350%	5/1/33	1,035	968
	Black Hills Corp.	4.200%	9/15/46	1,045	888
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	570	677
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	595	513
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	696
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,537	1,383
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,881	1,784
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,306
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	640	551
	CenterPoint Energy Inc.	3.700%	9/1/49	700	562
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,041
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	554
	Cleco Corporate Holdings LLC	4.973%	5/1/46	858	807
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	988	1,044
	CMS Energy Corp.	4.875%	3/1/44	1,359	1,295
	Commonwealth Edison Co.	5.900%	3/15/36	820	919
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,462
	Commonwealth Edison Co.	3.800%	10/1/42	125	107
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,367
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	1,613
	Commonwealth Edison Co.	3.700%	3/1/45	760	635
	Commonwealth Edison Co.	3.650%	6/15/46	1,750	1,484
[4]	Commonwealth Edison Co.	3.750%	8/15/47	498	427
	Commonwealth Edison Co.	4.000%	3/1/48	1,987	1,789
	Commonwealth Edison Co.	4.000%	3/1/49	1,275	1,139
[4]	Commonwealth Edison Co.	3.200%	11/15/49	900	701
	Commonwealth Edison Co.	3.000%	3/1/50	688	526
[4]	Commonwealth Edison Co.	3.125%	3/15/51	995	766
[4]	Commonwealth Edison Co.	2.750%	9/1/51	940	670
	Connecticut Light & Power Co.	4.300%	4/15/44	297	276

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	1,604
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,106
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	821
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,381
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	960	1,120
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,800	1,864
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	1,769
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	945	833
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,588	1,368
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	999	916
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	950
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,038
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	782	655
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,114
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,125	1,854
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	635	554
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,000	1,520
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,107
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,025	898
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	788
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,462
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	380	301
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	750	513
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,480	1,169
	Constellation Energy Generation LLC	6.250%	10/1/39	565	578
	Constellation Energy Generation LLC	5.600%	6/15/42	2,116	2,022
	Consumers Energy Co.	3.950%	5/15/43	700	621
	Consumers Energy Co.	3.250%	8/15/46	1,122	901
	Consumers Energy Co.	3.950%	7/15/47	937	843
	Consumers Energy Co.	4.050%	5/15/48	1,069	976
	Consumers Energy Co.	4.350%	4/15/49	991	944
	Consumers Energy Co.	3.750%	2/15/50	1,385	1,204
	Consumers Energy Co.	3.100%	8/15/50	750	576
	Consumers Energy Co.	3.500%	8/1/51	1,245	1,038
	Consumers Energy Co.	2.650%	8/15/52	600	422
	Consumers Energy Co.	2.500%	5/1/60	1,100	703
	Dayton Power & Light Co.	3.950%	6/15/49	645	550
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,371
[4]	Dominion Energy Inc.	6.300%	3/15/33	540	591
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,032
[4]	Dominion Energy Inc.	5.950%	6/15/35	915	975
[4]	Dominion Energy Inc.	3.300%	4/15/41	1,450	1,142
[4]	Dominion Energy Inc.	4.900%	8/1/41	1,350	1,294
[4]	Dominion Energy Inc.	4.050%	9/15/42	1,285	1,101
	Dominion Energy Inc.	4.700%	12/1/44	617	570
[4]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,199
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	831	887
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,250	1,396
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,800	1,881
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	308
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	456	454
[4]	DTE Electric Co.	4.000%	4/1/43	1,010	901
	DTE Electric Co.	4.300%	7/1/44	510	473
	DTE Electric Co.	3.700%	3/15/45	470	401
	DTE Electric Co.	3.700%	6/1/46	1,560	1,357
	DTE Electric Co.	3.750%	8/15/47	602	526
[4]	DTE Electric Co.	4.050%	5/15/48	1,150	1,054
	DTE Electric Co.	3.950%	3/1/49	620	558
	DTE Electric Co.	2.950%	3/1/50	872	663
[4]	DTE Electric Co.	3.250%	4/1/51	1,275	1,024
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	973
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,067	1,160
	Duke Energy Carolinas LLC	6.000%	1/15/38	470	524
	Duke Energy Carolinas LLC	6.050%	4/15/38	400	447
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,010	1,054
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,225	1,133
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,050	1,828
	Duke Energy Carolinas LLC	3.750%	6/1/45	425	357
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,140	998
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,225	1,040
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,985	1,748
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,760	1,379
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,085	886
	Duke Energy Corp.	3.300%	6/15/41	224	173
	Duke Energy Corp.	3.750%	9/1/46	4,905	3,868
	Duke Energy Corp.	3.950%	8/15/47	1,032	838
	Duke Energy Corp.	4.200%	6/15/49	1,275	1,065
	Duke Energy Corp.	3.500%	6/15/51	1,320	996
	Duke Energy Florida LLC	6.350%	9/15/37	1,240	1,419
	Duke Energy Florida LLC	6.400%	6/15/38	609	715
	Duke Energy Florida LLC	5.650%	4/1/40	1,100	1,169
	Duke Energy Florida LLC	3.400%	10/1/46	1,556	1,227
	Duke Energy Florida LLC	4.200%	7/15/48	1,985	1,782
	Duke Energy Florida LLC	3.000%	12/15/51	1,050	786
	Duke Energy Indiana LLC	6.120%	10/15/35	906	975
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,212
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	1,040	1,012
	Duke Energy Indiana LLC	3.750%	5/15/46	1,237	1,049
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	1,661	1,286
	Duke Energy Indiana LLC	2.750%	4/1/50	325	230
	Duke Energy Ohio Inc.	3.700%	6/15/46	824	686
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,325	1,205
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,204
	Duke Energy Progress LLC	4.100%	5/15/42	1,900	1,713
	Duke Energy Progress LLC	4.100%	3/15/43	710	639
	Duke Energy Progress LLC	4.150%	12/1/44	1,469	1,316
	Duke Energy Progress LLC	4.200%	8/15/45	1,364	1,232
	Duke Energy Progress LLC	3.700%	10/15/46	805	685
	Duke Energy Progress LLC	3.600%	9/15/47	1,140	949
	Duke Energy Progress LLC	2.500%	8/15/50	400	274
	Duke Energy Progress LLC	2.900%	8/15/51	1,475	1,090
	Duke Energy Progress LLC	4.000%	4/1/52	852	766
	El Paso Electric Co.	6.000%	5/15/35	978	1,039
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,231
	Emera US Finance LP	4.750%	6/15/46	2,217	1,955
	Entergy Arkansas LLC	4.200%	4/1/49	337	312
	Entergy Arkansas LLC	2.650%	6/15/51	1,075	748
	Entergy Arkansas LLC	3.350%	6/15/52	960	760
	Entergy Corp.	3.750%	6/15/50	1,825	1,446
	Entergy Louisiana LLC	4.000%	3/15/33	1,013	963
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,415
	Entergy Louisiana LLC	4.200%	9/1/48	3,009	2,761
	Entergy Louisiana LLC	4.200%	4/1/50	1,692	1,535
	Entergy Louisiana LLC	2.900%	3/15/51	875	633
	Entergy Mississippi LLC	3.850%	6/1/49	2,082	1,772
	Entergy Texas Inc.	4.500%	3/30/39	550	516
	Entergy Texas Inc.	3.550%	9/30/49	1,221	979
	Essential Utilities Inc.	4.276%	5/1/49	970	845

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	3.351%	4/15/50	1,375	1,030
	Essential Utilities Inc.	5.300%	5/1/52	975	980
	Evergy Kansas Central Inc.	4.125%	3/1/42	643	575
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,920	1,678
	Evergy Kansas Central Inc.	4.250%	12/1/45	787	710
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	421
	Evergy Metro Inc.	5.300%	10/1/41	915	944
	Evergy Metro Inc.	4.200%	6/15/47	935	839
	Evergy Metro Inc.	4.200%	3/15/48	630	565
[4]	Evergy Metro Inc.	4.125%	4/1/49	1,025	915
	Exelon Corp.	5.625%	6/15/35	975	1,015
	Exelon Corp.	5.100%	6/15/45	2,974	2,934
	Exelon Corp.	4.450%	4/15/46	1,708	1,541
	Exelon Corp.	4.700%	4/15/50	2,193	2,045
[5]	Exelon Corp.	4.100%	3/15/52	600	515
	Florida Power & Light Co.	5.625%	4/1/34	1,149	1,277
	Florida Power & Light Co.	4.950%	6/1/35	850	883
	Florida Power & Light Co.	5.650%	2/1/37	793	869
	Florida Power & Light Co.	5.950%	2/1/38	760	859
	Florida Power & Light Co.	5.960%	4/1/39	955	1,080
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,200
	Florida Power & Light Co.	5.250%	2/1/41	1,760	1,871
	Florida Power & Light Co.	4.050%	6/1/42	1,724	1,593
	Florida Power & Light Co.	3.800%	12/15/42	1,160	1,034
	Florida Power & Light Co.	4.050%	10/1/44	1,132	1,043
	Florida Power & Light Co.	3.700%	12/1/47	1,640	1,445
	Florida Power & Light Co.	3.950%	3/1/48	2,073	1,901
	Florida Power & Light Co.	4.125%	6/1/48	1,250	1,172
	Florida Power & Light Co.	3.150%	10/1/49	2,290	1,824
	Florida Power & Light Co.	2.875%	12/4/51	1,500	1,125
[4]	Georgia Power Co.	4.750%	9/1/40	1,270	1,152
	Georgia Power Co.	4.300%	3/15/42	1,288	1,120
	Georgia Power Co.	4.300%	3/15/43	1,385	1,199
[4]	Georgia Power Co.	3.700%	1/30/50	1,600	1,273
[4]	Georgia Power Co.	3.250%	3/15/51	625	460
	Iberdrola International BV	6.750%	7/15/36	677	786
[4]	Idaho Power Co.	4.200%	3/1/48	107	98
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	1,039
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	825	678
	Indiana Michigan Power Co.	3.250%	5/1/51	1,250	949
	Interstate Power & Light Co.	6.250%	7/15/39	584	654
	Interstate Power & Light Co.	3.700%	9/15/46	650	532
	Interstate Power & Light Co.	3.100%	11/30/51	855	619
	ITC Holdings Corp.	5.300%	7/1/43	900	904
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	979	985
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,342
	Kentucky Utilities Co.	4.375%	10/1/45	1,395	1,269
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,168
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	686
	MidAmerican Energy Co.	4.800%	9/15/43	1,033	1,026
	MidAmerican Energy Co.	4.250%	5/1/46	1,242	1,149
	MidAmerican Energy Co.	3.950%	8/1/47	1,420	1,264
	MidAmerican Energy Co.	3.650%	8/1/48	1,549	1,306
	MidAmerican Energy Co.	4.250%	7/15/49	1,857	1,727
[4]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,293
	National Grid USA	5.803%	4/1/35	1,000	1,053
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	786
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	513
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	919
[4]	Nevada Power Co.	6.650%	4/1/36	923	1,062
[4]	Nevada Power Co.	6.750%	7/1/37	1,015	1,182
[4]	Nevada Power Co.	3.125%	8/1/50	1,505	1,117
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,000	715
	NiSource Inc.	5.950%	6/15/41	766	793
	NiSource Inc.	5.250%	2/15/43	1,607	1,559
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	4.800%	2/15/44	1,820	1,640
	NiSource Inc.	5.650%	2/1/45	1,480	1,475
	NiSource Inc.	4.375%	5/15/47	505	444
	NiSource Inc.	3.950%	3/30/48	1,267	1,050
	Northern States Power Co.	6.250%	6/1/36	890	1,023
	Northern States Power Co.	6.200%	7/1/37	1,010	1,177
	Northern States Power Co.	5.350%	11/1/39	495	532
	Northern States Power Co.	4.125%	5/15/44	1,125	1,019
	Northern States Power Co.	4.000%	8/15/45	1,185	1,041
	Northern States Power Co.	3.600%	9/15/47	400	337
	Northern States Power Co.	2.900%	3/1/50	1,065	802
	Northern States Power Co.	2.600%	6/1/51	1,126	795
	Northern States Power Co.	3.200%	4/1/52	790	629
	Northern States Power Co.	4.500%	6/1/52	1,000	983
	NorthWestern Corp.	4.176%	11/15/44	1,000	870
	NSTAR Electric Co.	5.500%	3/15/40	797	858
	NSTAR Electric Co.	4.400%	3/1/44	935	868
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,457
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,190
[5]	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	858
	Oglethorpe Power Corp.	5.050%	10/1/48	527	492
	Oglethorpe Power Corp.	5.250%	9/1/50	440	417
	Ohio Edison Co.	6.875%	7/15/36	400	468
	Ohio Power Co.	4.150%	4/1/48	660	579
	Ohio Power Co.	4.000%	6/1/49	1,605	1,387
[4]	Ohio Power Co.	2.900%	10/1/51	640	458
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	975	884
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	420
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	940	1,165
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	797
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	422
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,045	1,015
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	573	608
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	670	578
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,165	1,026
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,425	1,315
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	1,098
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,480	1,150
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	801
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	825	597
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	806
	ONE Gas Inc.	4.658%	2/1/44	1,130	1,022
	ONE Gas Inc.	4.500%	11/1/48	900	797
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,525	5,055
	Pacific Gas & Electric Co.	4.200%	6/1/41	910	675
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,815	2,149
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,465	1,066
	Pacific Gas & Electric Co.	4.250%	3/15/46	50	37
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	1,499
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,460	5,949
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,945	1,299
	Pacific Gas & Electric Co.	5.250%	3/1/52	515	428
	PacifiCorp	5.250%	6/15/35	1,504	1,538
	PacifiCorp	6.100%	8/1/36	720	792
	PacifiCorp	6.250%	10/15/37	1,938	2,171
	PacifiCorp	6.350%	7/15/38	940	1,065
	PacifiCorp	6.000%	1/15/39	1,032	1,133
	PacifiCorp	4.100%	2/1/42	1,683	1,496
	PacifiCorp	4.125%	1/15/49	1,820	1,626
	PacifiCorp	4.150%	2/15/50	1,773	1,590
	PacifiCorp	3.300%	3/15/51	700	549
	PacifiCorp	2.900%	6/15/52	1,653	1,210
	PECO Energy Co.	5.950%	10/1/36	590	658
	PECO Energy Co.	4.150%	10/1/44	533	486
	PECO Energy Co.	3.700%	9/15/47	425	368
	PECO Energy Co.	3.900%	3/1/48	765	686
	PECO Energy Co.	3.000%	9/15/49	600	455
	PECO Energy Co.	3.050%	3/15/51	555	426
	PECO Energy Co.	2.850%	9/15/51	950	699

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	4.600%	5/15/52	675	678
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	525	524
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,625	1,626
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	500	498
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	503
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	565
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	925	688
	Potomac Electric Power Co.	6.500%	11/15/37	1,420	1,649
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	1,017
	PPL Electric Utilities Corp.	6.250%	5/15/39	665	756
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	962
	PPL Electric Utilities Corp.	3.950%	6/1/47	651	585
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,734
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	114
	Progress Energy Inc.	6.000%	12/1/39	575	606
[4]	Public Service Co. of Colorado	6.250%	9/1/37	961	1,116
	Public Service Co. of Colorado	6.500%	8/1/38	571	675
	Public Service Co. of Colorado	3.600%	9/15/42	440	376
	Public Service Co. of Colorado	4.300%	3/15/44	665	611
	Public Service Co. of Colorado	3.800%	6/15/47	970	853
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,137
	Public Service Co. of Colorado	4.050%	9/15/49	992	893
[4]	Public Service Co. of Colorado	2.700%	1/15/51	700	501
[4]	Public Service Co. of Colorado	4.500%	6/1/52	800	785
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,690	1,416
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	809
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	161
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	636
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	660	565
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,017	892
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	1,002
[4]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	909
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	771
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	713
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,275	915
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	855	536
	Puget Sound Energy Inc.	6.274%	3/15/37	445	500
	Puget Sound Energy Inc.	5.757%	10/1/39	800	851
	Puget Sound Energy Inc.	5.795%	3/15/40	900	964
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,069
	Puget Sound Energy Inc.	4.300%	5/20/45	774	692
	Puget Sound Energy Inc.	4.223%	6/15/48	996	882
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	907
	San Diego Gas & Electric Co.	6.000%	6/1/39	615	676
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	882
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	505	427
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,015	935
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,255	973
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,000	845
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	525	519
	Sempra Energy	3.800%	2/1/38	1,497	1,263
	Sempra Energy	6.000%	10/15/39	1,950	2,053
	Sempra Energy	4.000%	2/1/48	1,267	1,049
	Southern California Edison Co.	6.000%	1/15/34	1,085	1,157
[4]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,094
[4]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,092
	Southern California Edison Co.	5.625%	2/1/36	1,040	1,047
[4]	Southern California Edison Co.	5.550%	1/15/37	640	641
[4]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,221
	Southern California Edison Co.	6.050%	3/15/39	940	983
	Southern California Edison Co.	5.500%	3/15/40	905	893
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,423
	Southern California Edison Co.	4.050%	3/15/42	885	733
[4]	Southern California Edison Co.	3.900%	3/15/43	1,957	1,567
	Southern California Edison Co.	4.650%	10/1/43	2,140	1,935
[4]	Southern California Edison Co.	3.600%	2/1/45	865	648
	Southern California Edison Co.	4.000%	4/1/47	540	438
[4]	Southern California Edison Co.	4.125%	3/1/48	2,305	1,902
[4]	Southern California Edison Co.	4.875%	3/1/49	1,750	1,589
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	3.650%	2/1/50	1,220	934
[4]	Southern California Edison Co.	2.950%	2/1/51	1,235	840
[4]	Southern California Edison Co.	3.650%	6/1/51	1,100	857
	Southern California Edison Co.	3.450%	2/1/52	1,075	800
[4]	Southern California Edison Co.	5.450%	6/1/52	700	690
	Southern California Gas Co.	5.125%	11/15/40	400	399
	Southern California Gas Co.	3.750%	9/15/42	725	607
[4]	Southern California Gas Co.	4.125%	6/1/48	875	767
[4]	Southern California Gas Co.	4.300%	1/15/49	1,175	1,066
[4]	Southern California Gas Co.	3.950%	2/15/50	1,499	1,290
	Southern Co.	4.250%	7/1/36	1,675	1,537
	Southern Co.	4.400%	7/1/46	2,685	2,341
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,602	1,686
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	930	808
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,215	992
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,900	1,659
	Southern Power Co.	5.150%	9/15/41	1,045	984
	Southern Power Co.	5.250%	7/15/43	805	764
[4]	Southern Power Co.	4.950%	12/15/46	930	853
	Southwest Gas Corp.	3.800%	9/29/46	675	530
	Southwest Gas Corp.	4.150%	6/1/49	730	604
	Southwestern Electric Power Co.	6.200%	3/15/40	860	929
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	490	394
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	630	509
	Southwestern Electric Power Co.	3.250%	11/1/51	2,000	1,476
	Southwestern Public Service Co.	4.500%	8/15/41	996	940
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	929
	Southwestern Public Service Co.	3.700%	8/15/47	640	530
[4]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	916
[4]	Southwestern Public Service Co.	3.150%	5/1/50	906	694
	Tampa Electric Co.	4.100%	6/15/42	725	642
	Tampa Electric Co.	4.350%	5/15/44	685	625
	Tampa Electric Co.	4.300%	6/15/48	1,050	951
	Tampa Electric Co.	4.450%	6/15/49	575	534
	Tampa Electric Co.	3.625%	6/15/50	900	733
	Tampa Electric Co.	3.450%	3/15/51	1,000	795
	Toledo Edison Co.	6.150%	5/15/37	700	775
	Tucson Electric Power Co.	4.850%	12/1/48	965	925
	Tucson Electric Power Co.	4.000%	6/15/50	600	507
	Union Electric Co.	5.300%	8/1/37	405	421
	Union Electric Co.	8.450%	3/15/39	710	953
	Union Electric Co.	3.900%	9/15/42	1,225	1,072
	Union Electric Co.	3.650%	4/15/45	1,192	981
	Union Electric Co.	4.000%	4/1/48	700	614
	Union Electric Co.	3.250%	10/1/49	575	447
	Union Electric Co.	2.625%	3/15/51	1,092	762
	Union Electric Co.	3.900%	4/1/52	500	443
	Veolia Environnement SA	6.750%	6/1/38	522	618
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	1,067	1,177
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,878	2,081
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	2,036
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	1,711
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	1,107	1,054
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,169
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	830	733
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	1,078	918
	Virginia Electric & Power Co.	4.600%	12/1/48	1,000	961
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	958
	Virginia Electric & Power Co.	2.450%	12/15/50	960	644
	Virginia Electric & Power Co.	2.950%	11/15/51	2,060	1,530
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	1,200	1,165
[4]	Washington Gas Light Co.	3.796%	9/15/46	980	840
[4]	Washington Gas Light Co.	3.650%	9/15/49	880	735
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	657
	Wisconsin Electric Power Co.	5.700%	12/1/36	440	478
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	963
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,017
	Wisconsin Power & Light Co.	3.650%	4/1/50	600	489
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	351

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	1,624
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	726
	Xcel Energy Inc.	6.500%	7/1/36	791	899
	Xcel Energy Inc.	3.500%	12/1/49	1,250	993
					496,143
Total Corporate Bonds (Cost $4,921,649)					4,019,185
Sovereign Bonds (3.0%)
[4]	Asian Development Bank	0.750%	10/8/30	295	244
[4]	Asian Development Bank	1.500%	3/4/31	107	93
	Equinor ASA	3.625%	4/6/40	2,392	2,102
	Equinor ASA	5.100%	8/17/40	1,220	1,280
	Equinor ASA	4.250%	11/23/41	2,000	1,885
	Equinor ASA	3.950%	5/15/43	1,632	1,458
	Equinor ASA	4.800%	11/8/43	1,970	1,973
	Equinor ASA	3.250%	11/18/49	2,400	1,906
	Equinor ASA	3.700%	4/6/50	1,031	889
	European Investment Bank	4.875%	2/15/36	2,255	2,624
	Export-Import Bank of Korea	2.500%	6/29/41	1,005	804
[4]	Inter-American Development Bank	3.875%	10/28/41	1,200	1,223
	Inter-American Development Bank	3.200%	8/7/42	830	767
	Inter-American Development Bank	4.375%	1/24/44	983	1,084
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	690	782
[7]	KFW	0.750%	9/30/30	2,375	1,969
[7]	KFW	0.000%	4/18/36	1,805	1,144
[7]	KFW	0.000%	6/29/37	1,784	1,072
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	1,895	2,369
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	810	741
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	8,288	8,302
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5,202	5,123
	Province of British Columbia	7.250%	9/1/36	755	1,059
[4]	Republic of Chile	2.550%	7/27/33	2,641	2,157
[4]	Republic of Chile	3.500%	1/31/34	2,850	2,535
[4]	Republic of Chile	3.100%	5/7/41	5,100	3,892
[4]	Republic of Chile	4.340%	3/7/42	2,245	2,000
[4]	Republic of Chile	3.500%	1/25/50	4,935	3,797
[4]	Republic of Chile	4.000%	1/31/52	4,655	3,860
[4]	Republic of Chile	3.100%	1/22/61	3,690	2,496
[4]	Republic of Chile	3.250%	9/21/71	1,700	1,135
	Republic of Hungary	7.625%	3/29/41	2,596	2,996
	Republic of Indonesia	4.350%	1/11/48	1,685	1,468
	Republic of Indonesia	5.350%	2/11/49	3,092	3,033
	Republic of Indonesia	3.700%	10/30/49	2,980	2,390
	Republic of Indonesia	3.500%	2/14/50	2,645	2,086
	Republic of Indonesia	4.200%	10/15/50	3,325	2,858
	Republic of Indonesia	3.050%	3/12/51	1,947	1,478
[4]	Republic of Indonesia	4.300%	3/31/52	1,700	1,482
[4]	Republic of Indonesia	3.200%	9/23/61	630	444
	Republic of Indonesia	4.450%	4/15/70	1,990	1,696
	Republic of Indonesia	3.350%	3/12/71	1,635	1,151
	Republic of Italy	5.375%	6/15/33	1,670	1,753
	Republic of Italy	4.000%	10/17/49	4,013	3,309
	Republic of Italy	3.875%	5/6/51	6,415	5,168
	Republic of Korea	4.125%	6/10/44	2,283	2,385
	Republic of Korea	3.875%	9/20/48	829	836
[4]	Republic of Panama	2.252%	9/29/32	8,630	6,748
[4]	Republic of Panama	6.700%	1/26/36	935	1,010
[4]	Republic of Panama	4.500%	5/15/47	2,435	2,009
[4]	Republic of Panama	4.500%	4/16/50	5,762	4,707
[4]	Republic of Panama	4.300%	4/29/53	4,233	3,336
[4]	Republic of Panama	4.500%	4/1/56	4,360	3,480
[4]	Republic of Panama	3.870%	7/23/60	5,765	4,096
[4]	Republic of Panama	4.500%	1/19/63	3,530	2,736
[4]	Republic of Peru	1.862%	12/1/32	1,114	849
	Republic of Peru	8.750%	11/21/33	6,000	7,601
[4]	Republic of Peru	3.000%	1/15/34	3,108	2,550
[4]	Republic of Peru	6.550%	3/14/37	2,567	2,797
[4]	Republic of Peru	3.300%	3/11/41	1,030	776
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	5.625%	11/18/50	5,711	5,928
[4]	Republic of Peru	3.550%	3/10/51	1,085	810
[4]	Republic of Peru	2.780%	12/1/60	2,345	1,451
[4]	Republic of Peru	3.600%	1/15/72	3,000	2,026
[4]	Republic of Peru	3.230%	7/28/21	1,990	1,225
	Republic of the Philippines	3.556%	9/29/32	3,200	2,951
	Republic of the Philippines	6.375%	10/23/34	2,828	3,169
	Republic of the Philippines	5.000%	1/13/37	1,505	1,499
	Republic of the Philippines	3.950%	1/20/40	5,667	4,916
	Republic of the Philippines	3.700%	3/1/41	1,750	1,447
	Republic of the Philippines	3.700%	2/2/42	5,215	4,311
	Republic of the Philippines	2.950%	5/5/45	3,799	2,718
	Republic of the Philippines	2.650%	12/10/45	2,410	1,652
	Republic of the Philippines	3.200%	7/6/46	3,540	2,644
	Republic of the Philippines	4.200%	3/29/47	1,900	1,657
	State of Israel	4.500%	1/30/43	3,043	3,000
	State of Israel	4.125%	1/17/48	2,580	2,382
	State of Israel	3.375%	1/15/50	4,732	3,831
	State of Israel	3.875%	7/3/50	4,105	3,608
	State of Israel	4.500%	4/3/20	1,363	1,239
[4]	United Mexican States	7.500%	4/8/33	2,832	3,382
[4]	United Mexican States	3.500%	2/12/34	5,277	4,360
[4]	United Mexican States	6.750%	9/27/34	50	55
	United Mexican States	6.050%	1/11/40	6,474	6,343
[4]	United Mexican States	4.280%	8/14/41	5,818	4,599
[4]	United Mexican States	4.750%	3/8/44	7,806	6,466
	United Mexican States	5.550%	1/21/45	5,445	4,986
	United Mexican States	4.600%	1/23/46	5,476	4,364
	United Mexican States	4.350%	1/15/47	3,428	2,611
	United Mexican States	4.600%	2/10/48	4,837	3,828
[4]	United Mexican States	4.500%	1/31/50	4,940	3,835
[4]	United Mexican States	5.000%	4/27/51	4,389	3,632
[4]	United Mexican States	4.400%	2/12/52	4,830	3,619
[4]	United Mexican States	3.771%	5/24/61	6,977	4,512
[4]	United Mexican States	5.750%	10/12/10	5,070	4,239
Total Sovereign Bonds (Cost $320,144)					253,288
Taxable Municipal Bonds (3.2%)
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	750	607
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	876
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	899
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	868
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	460
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,267
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,343
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,916
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,309
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,185	1,631
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	590
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	628

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.500%	4/1/33	1,425	1,459
	California GO	7.500%	4/1/34	3,885	4,986
	California GO	4.600%	4/1/38	1,350	1,365
	California GO	7.550%	4/1/39	5,720	7,759
	California GO	7.300%	10/1/39	3,405	4,405
	California GO	7.350%	11/1/39	1,650	2,149
	California GO	7.625%	3/1/40	2,665	3,602
	California GO	7.600%	11/1/40	4,210	5,814
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	200	187
	California State University Systemwide Revenue	3.899%	11/1/47	200	187
	California State University Systemwide Revenue	2.897%	11/1/51	650	516
	California State University Systemwide Revenue	2.975%	11/1/51	1,385	1,091
	California State University Systemwide Revenue	2.719%	11/1/52	725	539
	California State University Systemwide Revenue	2.939%	11/1/52	725	553
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	908
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	388
	Chicago IL GO Prere.	7.045%	1/1/23	80	81
	Chicago IL GO	7.045%	1/1/29	515	547
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,443
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	802
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	304
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	1,040	1,067
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	4,150	4,977
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,025	1,322
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	954
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	884
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	534
	Cook County IL GO	6.229%	11/15/34	925	1,065
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	966
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,261
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,080
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,260
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,550
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	830
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,114
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	486
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	389
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,106
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	728
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	999
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,477
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,461	2,888
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,951	2,338
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	525	601
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	407
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	420
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	839
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	609
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	645
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	975	857
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,180
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	961
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,601
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	485
	Houston TX GO	6.290%	3/1/32	705	788
	Houston TX GO	3.961%	3/1/47	1,135	1,062
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	309
	Illinois GO	5.100%	6/1/33	16,685	16,787
	Illinois GO	6.630%	2/1/35	1,320	1,406
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	910
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,078
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	584
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	826
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	839
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	462
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	849
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,440	1,983
[10]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	458
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	665
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,561
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,206
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,030	2,255
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,790	3,333
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,143
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	914
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.145%	2/1/33	1,400	1,400

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	945
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	594
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	436
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	976
Massachusetts GO	2.663%	9/1/39	994	823
Massachusetts GO	5.456%	12/1/39	1,485	1,649
Massachusetts GO	2.813%	9/1/43	1,345	1,059
Massachusetts GO	2.900%	9/1/49	580	452
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,126
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	811
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	985
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	495
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	822
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	880	1,152
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,498
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,005	848
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	950	852
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	1,008
Michigan State University Revenue	4.165%	8/15/22	1,000	843
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	541
Mississippi GO	5.245%	11/1/34	700	761
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	841
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	825	739
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	650	585
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,205	1,399
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	799
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,270
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,724
New York City NY GO	5.517%	10/1/37	775	870
New York City NY GO	6.271%	12/1/37	750	895
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,157
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	863
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	969
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	646
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,074
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,194
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	683
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	769
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	942
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	906
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	48
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	48
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	2,502
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,998
	New York State Dormitory Authority Revenue	3.142%	7/1/43	370	313
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	816
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,024
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	853
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	1,300	1,066
	New York State Thruway Authority General Revenue	2.900%	1/1/35	635	556
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	936
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	756
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,137
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	201
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,985	2,674
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,358
	Ohio State University General Receipts Revenue	3.798%	12/1/46	650	601
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,075
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	761
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,185
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	890
[9]	Oregon GO	3.424%	3/1/60	650	529
	Pennsylvania State University	2.790%	9/1/43	750	606
	Pennsylvania State University	2.840%	9/1/50	780	607

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	1,013
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	491
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	980
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	915	1,025
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,042
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	883
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	620
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,500	1,186
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,835
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	673
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,820	3,714
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,393
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	471
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	827
Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	738
Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	335
Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	548
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,064
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	639
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	661
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,193
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	891
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	642
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	764
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	526
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,315
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,447
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,229
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	706
South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	966
Texas GO	5.517%	4/1/39	2,165	2,451
Texas GO	3.211%	4/1/44	1,300	1,111
Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,825	1,605
Texas Transportation Commission GO	4.681%	4/1/40	450	469
Texas Transportation Commission GO	2.562%	4/1/42	660	534
Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,131
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	680
[10]	Tucson City AZ COP	2.856%	7/1/47	725	557
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,335
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,117
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,226
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	700	687
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,160
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	411
	University of California Revenue	5.770%	5/15/43	980	1,119
	University of California Revenue	5.946%	5/15/45	1,275	1,482
	University of California Revenue	3.071%	5/15/51	1,000	755
	University of California Revenue	4.858%	5/15/12	1,865	1,772
	University of California Revenue	4.767%	5/15/15	1,000	932
	University of Michigan Revenue	2.437%	4/1/40	950	740
	University of Michigan Revenue	2.562%	4/1/50	500	367
	University of Michigan Revenue	3.504%	4/1/52	600	531
	University of Michigan Revenue	3.504%	4/1/52	500	442
	University of Michigan Revenue	4.454%	4/1/22	2,400	2,185
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	599
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	672
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,155
	University of Texas Financing System Revenue	3.354%	8/15/47	800	695
	University of Texas Financing System Revenue	2.439%	8/15/49	625	449
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	596
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	837
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,153
	University of Virginia Revenue	4.179%	9/1/17	975	844
	Washington GO	5.140%	8/1/40	860	960
[10]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	65
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	862
Total Taxable Municipal Bonds (Cost $260,710)					262,221

Long-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $21,017)	1.417%	210,243	21,018
Total Investments (98.7%) (Cost $9,881,793)				8,208,582
Other Assets and Liabilities—Net (1.3%)				112,193
Net Assets (100%)				8,320,775
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $576,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $91,903,000, representing 1.1% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.

Long-Term Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	September 2022	323	44,776	(11)

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,860,776)	8,187,564
Affiliated Issuers (Cost $21,017)	21,018
Total Investments in Securities	8,208,582
Investment in Vanguard	310
Cash	286
Receivables for Investment Securities Sold	59,364
Receivables for Accrued Income	83,335
Receivables for Capital Shares Issued	804
Variation Margin Receivable—Futures Contracts	300
Other Assets	9
Total Assets	8,352,990
Liabilities
Payables for Investment Securities Purchased	28,881
Payables for Capital Shares Redeemed	2,218
Payables for Distributions	951
Payables to Vanguard	165
Total Liabilities	32,215
Net Assets	8,320,775
At June 30, 2022, net assets consisted of:

Paid-in Capital	10,098,159
Total Distributable Earnings (Loss)	(1,777,384)
Net Assets	8,320,775

ETF Shares—Net Assets
Applicable to 53,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,294,023
Net Asset Value Per Share—ETF Shares	$79.67

Admiral Shares—Net Assets
Applicable to 175,106,491 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,112,996
Net Asset Value Per Share—Admiral Shares	$12.07

Institutional Shares—Net Assets
Applicable to 91,335,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,102,127
Net Asset Value Per Share—Institutional Shares	$12.07

Institutional Plus Shares—Net Assets
Applicable to 67,262,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	811,629
Net Asset Value Per Share—Institutional Plus Shares	$12.07

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	155,774
Total Income	155,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative—ETF Shares	700
Management and Administrative—Admiral Shares	735
Management and Administrative—Institutional Shares	277
Management and Administrative—Institutional Plus Shares	156
Marketing and Distribution—ETF Shares	92
Marketing and Distribution—Admiral Shares	40
Marketing and Distribution—Institutional Shares	20
Marketing and Distribution—Institutional Plus Shares	11
Custodian Fees	26
Shareholders’ Reports—ETF Shares	135
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	2,317
Expenses Paid Indirectly	(5)
Net Expenses	2,312
Net Investment Income	153,462
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(92,028)
Futures Contracts	(5,043)
Realized Net Gain (Loss)	(97,071)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,448,193)
Futures Contracts	(369)
Change in Unrealized Appreciation (Depreciation)	(2,448,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,392,171)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $73,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $20,365,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,462	323,620
Realized Net Gain (Loss)	(97,071)	302,040
Change in Unrealized Appreciation (Depreciation)	(2,448,562)	(963,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,392,171)	(337,797)
Distributions
ETF Shares	(73,089)	(191,864)
Admiral Shares	(41,036)	(97,956)
Institutional Shares	(21,771)	(50,563)
Institutional Plus Shares	(15,657)	(39,219)
Total Distributions	(151,553)	(379,602)
Capital Share Transactions
ETF Shares	(651,911)	797,570
Admiral Shares	(77,418)	(240,144)
Institutional Shares	(61,522)	(51,596)
Institutional Plus Shares	182	(218,150)
Net Increase (Decrease) from Capital Share Transactions	(790,669)	287,680
Total Increase (Decrease)	(3,334,393)	(429,719)
Net Assets
Beginning of Period	11,655,168	12,084,887
End of Period	8,320,775	11,655,168

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$103.14	$109.58	$99.92	$87.08	$94.91	$88.86
Investment Operations
Net Investment Income[1]	1.437	2.966	3.242	3.445	3.461	3.487
Net Realized and Unrealized Gain (Loss) on Investments	(23.594)[2]	(5.939)[2]	12.817	12.976	(7.728)	6.019
Total from Investment Operations	(22.157)	(2.973)	16.059	16.421	(4.267)	9.506
Distributions
Dividends from Net Investment Income	(1.209)	(2.955)	(3.236)	(3.409)	(3.420)	(3.456)
Distributions from Realized Capital Gains	(.104)	(.512)	(3.163)	(.172)	(.143)	—
Total Distributions	(1.313)	(3.467)	(6.399)	(3.581)	(3.563)	(3.456)
Net Asset Value, End of Period	$79.67	$103.14	$109.58	$99.92	$87.08	$94.91
Total Return	-21.62%	-2.63%	16.24%	19.09%	-4.46%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,294	$6,271	$5,808	$4,357	$2,708	$2,392
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.88%	2.96%	3.58%	3.93%	3.79%
Portfolio Turnover Rate[4]	14%	30%	48%	33%	38%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00 and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,		February 7, 2019[1] to December 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.216	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	(3.584)	(.902)	1.950	1.728
Total from Investment Operations	(3.368)	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.216)	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.232)	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$12.07	$15.67	$16.65	$15.18
Total Return[3]	-21.62%	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,113	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%	0.07%	0.07%[5]
Ratio of Net Investment Income to Average Net Assets	3.23%	2.86%	2.95%	3.44%[5]
Portfolio Turnover Rate[6]	14%	30%	48%	33%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.23	$14.42	$13.51
Investment Operations
Net Investment Income[1]	.218	.449	.494	.525	.529	.533
Net Realized and Unrealized Gain (Loss) on Investments	(3.584)	(.902)	1.949	1.975	(1.169)	.910
Total from Investment Operations	(3.366)	(.453)	2.443	2.500	(.640)	1.443
Distributions
Dividends from Net Investment Income	(.218)	(.449)	(.493)	(.524)	(.528)	(.533)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)	(.022)	—
Total Distributions	(.234)	(.527)	(.973)	(.550)	(.550)	(.533)
Net Asset Value, End of Period	$12.07	$15.67	$16.65	$15.18	$13.23	$14.42
Total Return	-21.62%[2]	-2.64%[2]	16.25%[2]	19.12%[2]	-4.41%	10.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,102	$1,501	$1,649	$2,097	$2,706	$2,552
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.88%	2.98%	3.64%	3.95%	3.81%
Portfolio Turnover Rate[4]	14%	30%	48%	33%	38%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.23	$14.42	$13.51
Investment Operations
Net Investment Income[1]	.218	.452	.498	.526	.530	.535
Net Realized and Unrealized Gain (Loss) on Investments	(3.584)	(.903)	1.947	1.975	(1.168)	.910
Total from Investment Operations	(3.366)	(.451)	2.445	2.501	(.638)	1.445
Distributions
Dividends from Net Investment Income	(.218)	(.451)	(.495)	(.525)	(.530)	(.535)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)	(.022)	—
Total Distributions	(.234)	(.529)	(.975)	(.551)	(.552)	(.535)
Net Asset Value, End of Period	$12.07	$15.67	$16.65	$15.18	$13.23	$14.42
Total Return	-21.61%[2]	-2.63%[2]	16.26%[2]	19.14%[2]	-4.40%	10.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$1,052	$1,362	$2,960	$2,972	$3,315
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.90%	3.02%	3.63%	3.96%	3.82%
Portfolio Turnover Rate[4]	14%	30%	48%	33%	38%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

Long-Term Bond Index Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $310,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,652,870	—	3,652,870
Corporate Bonds	—	4,019,185	—	4,019,185
Sovereign Bonds	—	253,288	—	253,288
Taxable Municipal Bonds	—	262,221	—	262,221
Temporary Cash Investments	21,018	—	—	21,018
Total	21,018	8,187,564	—	8,208,582

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11	—	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,906,943
Gross Unrealized Appreciation	50,434
Gross Unrealized Depreciation	(1,748,806)
Net Unrealized Appreciation (Depreciation)	(1,698,372)
F.  During the six months ended June 30, 2022, the fund purchased $863,967,000 of investment securities and sold $1,801,048,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $898,450,000 and $790,668,000, respectively. Purchases and sales include $427,972,000 and $1,202,550,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $24,294,000 and sales were $294,860,000, resulting in net realized loss of $23,566,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	564,247	6,100	3,342,896	32,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,216,158)	(13,000)	(2,545,326)	(24,900)
Net Increase (Decrease)—ETF Shares	(651,911)	(6,900)	797,570	7,800

Long-Term Bond Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	122,583	9,118	218,838	13,987
Issued in Lieu of Cash Distributions	35,460	2,657	85,085	5,492
Redeemed	(235,461)	(17,323)	(544,067)	(35,068)
Net Increase (Decrease)—Admiral Shares	(77,418)	(5,548)	(240,144)	(15,589)
Institutional Shares
Issued[1]	58,569	4,262	260,878	16,704
Issued in Lieu of Cash Distributions	20,249	1,521	48,581	3,132
Redeemed	(140,340)	(10,256)	(361,055)	(23,067)
Net Increase (Decrease)—Institutional Shares	(61,522)	(4,473)	(51,596)	(3,231)
Institutional Plus Shares
Issued[1]	2,002	139	36,467	2,339
Issued in Lieu of Cash Distributions	15,657	1,174	39,219	2,536
Redeemed	(17,477)	(1,225)	(293,836)	(19,507)
Net Increase (Decrease)—Institutional Plus Shares	182	88	(218,150)	(14,632)
1	Includes purchase fees for fiscal 2022 and 2021 of $841,000 and $2,552,000, respectively (fund totals).
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q3142 082022

Semiannual Report  |  June 30, 2022
Vanguard Total Bond Market Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	101
Liquidity Risk Management	102

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$895.40	$0.70
ETF Shares	1,000.00	895.70	0.14
Admiral™ Shares	1,000.00	895.80	0.24
Institutional Shares	1,000.00	895.90	0.16
Institutional Plus Shares	1,000.00	895.90	0.14
Institutional Select Shares	1,000.00	896.00	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.62	0.18
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Bond Market Index Fund
Fund Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	26.7
Sovereign Bonds	3.7
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	66.3
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.9%)
U.S. Government Securities (44.4%)
United States Treasury Note/Bond	0.500%	3/15/23	972	956
United States Treasury Note/Bond	0.125%	7/15/23	800,495	777,356
United States Treasury Note/Bond	0.125%	7/31/23	475,413	461,151
United States Treasury Note/Bond	1.250%	7/31/23	176,426	173,256
United States Treasury Note/Bond	2.750%	7/31/23	355,110	354,278
United States Treasury Note/Bond	0.125%	8/15/23	555,165	537,729
United States Treasury Note/Bond	2.500%	8/15/23	361,760	359,951
United States Treasury Note/Bond	6.250%	8/15/23	208,228	216,069
United States Treasury Note/Bond	0.125%	8/31/23	662,490	641,063
United States Treasury Note/Bond	1.375%	8/31/23	278,085	272,958
United States Treasury Note/Bond	2.750%	8/31/23	720,996	719,194
United States Treasury Note/Bond	0.125%	9/15/23	704,085	680,432
United States Treasury Note/Bond	0.250%	9/30/23	704,868	681,519
United States Treasury Note/Bond	1.375%	9/30/23	351,230	344,315
United States Treasury Note/Bond	2.875%	9/30/23	390,104	389,616
United States Treasury Note/Bond	0.125%	10/15/23	954,900	920,583
United States Treasury Note/Bond	0.375%	10/31/23	524,365	506,586
United States Treasury Note/Bond	1.625%	10/31/23	202,790	199,209
United States Treasury Note/Bond	2.875%	10/31/23	350,246	349,753
United States Treasury Note/Bond	0.250%	11/15/23	343,875	331,248
United States Treasury Note/Bond	2.750%	11/15/23	275,962	275,057
United States Treasury Note/Bond	0.500%	11/30/23	545,608	527,023
United States Treasury Note/Bond	2.125%	11/30/23	392,535	387,935
United States Treasury Note/Bond	2.875%	11/30/23	261,591	261,182
United States Treasury Note/Bond	0.125%	12/15/23	870,265	834,910
United States Treasury Note/Bond	0.750%	12/31/23	50,115	48,471
United States Treasury Note/Bond	2.250%	12/31/23	156,558	154,846
United States Treasury Note/Bond	2.625%	12/31/23	132,471	131,767
United States Treasury Note/Bond	0.125%	1/15/24	415,840	398,037
United States Treasury Note/Bond	0.875%	1/31/24	893,022	863,999
United States Treasury Note/Bond	2.250%	1/31/24	194,225	191,979
United States Treasury Note/Bond	2.500%	1/31/24	674,970	669,802
United States Treasury Note/Bond	0.125%	2/15/24	226,560	216,400
United States Treasury Note/Bond	2.750%	2/15/24	589,749	587,630
United States Treasury Note/Bond	1.500%	2/29/24	541,286	528,515
United States Treasury Note/Bond	2.125%	2/29/24	482,829	476,190
United States Treasury Note/Bond	2.375%	2/29/24	506,351	501,446
United States Treasury Note/Bond	0.250%	3/15/24	201,085	191,942
United States Treasury Note/Bond	2.125%	3/31/24	417,278	411,084
United States Treasury Note/Bond	2.250%	3/31/24	955,371	943,280
United States Treasury Note/Bond	0.375%	4/15/24	775,375	740,120
United States Treasury Note/Bond	2.000%	4/30/24	300,822	295,511
United States Treasury Note/Bond	2.250%	4/30/24	874,912	863,429
United States Treasury Note/Bond	2.500%	4/30/24	461,936	457,894
United States Treasury Note/Bond	0.250%	5/15/24	481,435	457,514
United States Treasury Note/Bond	2.500%	5/15/24	672,918	666,715
United States Treasury Note/Bond	2.000%	5/31/24	1,305,167	1,281,307
United States Treasury Note/Bond	2.500%	5/31/24	802,230	795,085
United States Treasury Note/Bond	0.250%	6/15/24	739,778	701,402
United States Treasury Note/Bond	1.750%	6/30/24	391,554	382,132
United States Treasury Note/Bond	2.000%	6/30/24	419,533	411,536
United States Treasury Note/Bond	3.000%	6/30/24	179,355	179,467
United States Treasury Note/Bond	0.375%	7/15/24	446,747	423,712
United States Treasury Note/Bond	1.750%	7/31/24	345,514	336,768
United States Treasury Note/Bond	2.125%	7/31/24	254,475	249,982
United States Treasury Note/Bond	0.375%	8/15/24	580,000	548,553
United States Treasury Note/Bond	2.375%	8/15/24	491,390	484,864
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.250%	8/31/24	382,444	368,401
United States Treasury Note/Bond	1.875%	8/31/24	306,793	299,506
United States Treasury Note/Bond	0.375%	9/15/24	390,820	368,714
United States Treasury Note/Bond	1.500%	9/30/24	304,503	294,512
United States Treasury Note/Bond	2.125%	9/30/24	482,058	473,019
United States Treasury Note/Bond	0.625%	10/15/24	631,945	598,669
United States Treasury Note/Bond	1.500%	10/31/24	704,346	680,354
United States Treasury Note/Bond	2.250%	10/31/24	282,595	277,738
United States Treasury Note/Bond	0.750%	11/15/24	50,701	48,063
United States Treasury Note/Bond	2.250%	11/15/24	606,889	596,648
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,460
United States Treasury Note/Bond	1.500%	11/30/24	1,231,016	1,187,353
United States Treasury Note/Bond	2.125%	11/30/24	1,106,605	1,083,435
United States Treasury Note/Bond	1.000%	12/15/24	667,621	635,700
United States Treasury Note/Bond	1.750%	12/31/24	442,928	429,225
United States Treasury Note/Bond	2.250%	12/31/24	359,800	353,054
United States Treasury Note/Bond	1.125%	1/15/25	576,640	549,790
United States Treasury Note/Bond	1.375%	1/31/25	261,760	251,003
United States Treasury Note/Bond	2.500%	1/31/25	212,880	210,019
United States Treasury Note/Bond	1.500%	2/15/25	547,910	526,507
United States Treasury Note/Bond	2.000%	2/15/25	313,679	305,592
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,354
United States Treasury Note/Bond	1.125%	2/28/25	58,811	55,962
United States Treasury Note/Bond	2.750%	2/28/25	121,906	120,992
United States Treasury Note/Bond	1.750%	3/15/25	536,390	518,454
United States Treasury Note/Bond	0.500%	3/31/25	9,630	8,986
United States Treasury Note/Bond	2.625%	3/31/25	200,621	198,521
United States Treasury Note/Bond	2.625%	4/15/25	349,188	345,423
United States Treasury Note/Bond	0.375%	4/30/25	334,490	310,344
United States Treasury Note/Bond	2.875%	4/30/25	208,494	207,582
United States Treasury Note/Bond	2.125%	5/15/25	522,926	510,017
United States Treasury Note/Bond	2.750%	5/15/25	514,430	510,491
United States Treasury Note/Bond	0.250%	5/31/25	607,876	560,861
United States Treasury Note/Bond	2.875%	5/31/25	255,590	254,472
United States Treasury Note/Bond	2.875%	6/15/25	14,630	14,571
United States Treasury Note/Bond	0.250%	6/30/25	1,063,300	978,734
United States Treasury Note/Bond	2.750%	6/30/25	251,462	249,419
United States Treasury Note/Bond	0.250%	7/31/25	714,015	655,332
United States Treasury Note/Bond	2.875%	7/31/25	293,610	292,188
United States Treasury Note/Bond	2.000%	8/15/25	1,570,189	1,521,121
United States Treasury Note/Bond	6.875%	8/15/25	47,289	52,609
United States Treasury Note/Bond	0.250%	8/31/25	468,100	428,531
United States Treasury Note/Bond	2.750%	8/31/25	350,365	347,190
United States Treasury Note/Bond	0.250%	9/30/25	146,010	133,348
United States Treasury Note/Bond	3.000%	9/30/25	259,032	258,587
United States Treasury Note/Bond	0.250%	10/31/25	530,514	483,348
United States Treasury Note/Bond	3.000%	10/31/25	204,006	203,655
United States Treasury Note/Bond	2.250%	11/15/25	742,427	722,938
United States Treasury Note/Bond	0.375%	11/30/25	874,670	798,820
United States Treasury Note/Bond	2.875%	11/30/25	275,005	273,286
United States Treasury Note/Bond	0.375%	12/31/25	169,153	154,114
United States Treasury Note/Bond	2.625%	12/31/25	360,095	355,031
United States Treasury Note/Bond	0.375%	1/31/26	964,285	876,595
United States Treasury Note/Bond	2.625%	1/31/26	539,960	532,114
United States Treasury Note/Bond	1.625%	2/15/26	1,076,077	1,022,946
United States Treasury Note/Bond	0.500%	2/28/26	312,549	284,810
United States Treasury Note/Bond	2.500%	2/28/26	351,250	344,445
United States Treasury Note/Bond	0.750%	3/31/26	445,505	409,168
United States Treasury Note/Bond	2.250%	3/31/26	473,185	459,729

4

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.750%	4/30/26	1,932,407	1,771,172
	United States Treasury Note/Bond	2.375%	4/30/26	339,170	330,956
	United States Treasury Note/Bond	1.625%	5/15/26	999,944	947,447
	United States Treasury Note/Bond	0.750%	5/31/26	981,245	897,686
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	311,201
	United States Treasury Note/Bond	0.875%	6/30/26	286,605	263,050
	United States Treasury Note/Bond	1.875%	6/30/26	323,405	309,256
	United States Treasury Note/Bond	0.625%	7/31/26	703,524	637,788
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	289,169
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	598,472
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	36,906
	United States Treasury Note/Bond	0.750%	8/31/26	631,854	574,987
	United States Treasury Note/Bond	1.375%	8/31/26	585,567	547,139
	United States Treasury Note/Bond	0.875%	9/30/26	428,350	391,204
	United States Treasury Note/Bond	1.625%	9/30/26	389,485	367,333
	United States Treasury Note/Bond	1.125%	10/31/26	571,987	527,122
	United States Treasury Note/Bond	1.625%	10/31/26	402,854	379,312
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	499,784
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	57,793
	United States Treasury Note/Bond	1.250%	11/30/26	435,505	403,250
	United States Treasury Note/Bond	1.625%	11/30/26	514,365	483,985
	United States Treasury Note/Bond	1.250%	12/31/26	695,530	642,713
	United States Treasury Note/Bond	1.750%	12/31/26	328,754	310,775
	United States Treasury Note/Bond	1.500%	1/31/27	910,339	849,745
	United States Treasury Note/Bond	2.250%	2/15/27	446,335	430,294
	United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,733
	United States Treasury Note/Bond	1.875%	2/28/27	369,126	350,381
	United States Treasury Note/Bond	0.625%	3/31/27	3,245	2,896
	United States Treasury Note/Bond	2.500%	3/31/27	621,558	606,408
	United States Treasury Note/Bond	0.500%	4/30/27	164,268	145,352
	United States Treasury Note/Bond	2.750%	4/30/27	498,845	492,064
	United States Treasury Note/Bond	2.375%	5/15/27	522,299	505,488
	United States Treasury Note/Bond	0.500%	5/31/27	771,495	681,085
	United States Treasury Note/Bond	2.625%	5/31/27	660,885	648,390
	United States Treasury Note/Bond	0.500%	6/30/27	386,310	340,375
	United States Treasury Note/Bond	3.250%	6/30/27	426,020	430,147
	United States Treasury Note/Bond	0.375%	7/31/27	687,515	600,824
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	488,694
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	38,743
	United States Treasury Note/Bond	0.500%	8/31/27	958,565	840,841
	United States Treasury Note/Bond	0.375%	9/30/27	299,065	260,046
	United States Treasury Note/Bond	0.500%	10/31/27	560,407	489,568
	United States Treasury Note/Bond	2.250%	11/15/27	763,084	731,487
	United States Treasury Note/Bond	0.625%	11/30/27	859,020	754,193
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	567,358
	United States Treasury Note/Bond	0.750%	1/31/28	780,282	687,136
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	655,709
	United States Treasury Note/Bond	1.125%	2/29/28	443,220	398,413
	United States Treasury Note/Bond	1.250%	3/31/28	623,400	563,106
	United States Treasury Note/Bond	1.250%	4/30/28	1,535,813	1,385,351
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	746,164
	United States Treasury Note/Bond	1.250%	5/31/28	632,190	569,366
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	631,874
	United States Treasury Note/Bond	1.000%	7/31/28	775,821	686,117
	United States Treasury Note/Bond	2.875%	8/15/28	951,438	939,842
	United States Treasury Note/Bond	5.500%	8/15/28	71,225	80,696
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	558,435
	United States Treasury Note/Bond	1.250%	9/30/28	483,265	432,824
	United States Treasury Note/Bond	1.375%	10/31/28	445,915	402,020
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	819,434
[1]	United States Treasury Note/Bond	5.250%	11/15/28	45,485	51,128
	United States Treasury Note/Bond	1.500%	11/30/28	1,313,680	1,192,986
	United States Treasury Note/Bond	1.375%	12/31/28	25	23
	United States Treasury Note/Bond	1.750%	1/31/29	249,270	229,874
	United States Treasury Note/Bond	2.625%	2/15/29	700,661	682,050
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	51,143
	United States Treasury Note/Bond	1.875%	2/28/29	351,810	327,073
	United States Treasury Note/Bond	2.375%	3/31/29	573,745	549,182
	United States Treasury Note/Bond	2.875%	4/30/29	109,450	108,167
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	5/15/29	890,033	852,484
	United States Treasury Note/Bond	2.750%	5/31/29	465,175	456,017
	United States Treasury Note/Bond	3.250%	6/30/29	163,685	165,603
	United States Treasury Note/Bond	1.625%	8/15/29	676,699	616,007
	United States Treasury Note/Bond	6.125%	8/15/29	50,571	60,480
	United States Treasury Note/Bond	1.750%	11/15/29	548,677	503,411
	United States Treasury Note/Bond	1.500%	2/15/30	247,629	222,402
	United States Treasury Note/Bond	0.625%	5/15/30	1,241,512	1,035,305
	United States Treasury Note/Bond	6.250%	5/15/30	131,653	161,152
	United States Treasury Note/Bond	0.625%	8/15/30	1,322,224	1,096,207
[1]	United States Treasury Note/Bond	0.875%	11/15/30	1,958,844	1,653,693
	United States Treasury Note/Bond	1.125%	2/15/31	1,313,186	1,128,109
[1]	United States Treasury Note/Bond	5.375%	2/15/31	350,937	412,351
[1]	United States Treasury Note/Bond	1.625%	5/15/31	1,326,472	1,185,120
	United States Treasury Note/Bond	1.250%	8/15/31	1,449,899	1,248,046
	United States Treasury Note/Bond	1.375%	11/15/31	1,322,537	1,147,094
	United States Treasury Note/Bond	1.875%	2/15/32	1,236,887	1,120,349
	United States Treasury Note/Bond	2.875%	5/15/32	1,525,774	1,508,609
	United States Treasury Note/Bond	4.500%	2/15/36	243,423	286,098
	United States Treasury Note/Bond	5.000%	5/15/37	40	49
	United States Treasury Note/Bond	4.375%	2/15/38	112,693	131,129
	United States Treasury Note/Bond	4.500%	5/15/38	5,613	6,615
	United States Treasury Note/Bond	3.500%	2/15/39	132,956	138,814
	United States Treasury Note/Bond	4.250%	5/15/39	109,385	124,886
	United States Treasury Note/Bond	4.500%	8/15/39	120,862	142,070
	United States Treasury Note/Bond	4.375%	11/15/39	233,466	269,544
	United States Treasury Note/Bond	4.625%	2/15/40	205,527	244,449
	United States Treasury Note/Bond	1.125%	5/15/40	90,635	63,076
	United States Treasury Note/Bond	4.375%	5/15/40	184,735	212,792
	United States Treasury Note/Bond	1.125%	8/15/40	773,295	533,815
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	228,248
	United States Treasury Note/Bond	1.375%	11/15/40	441,620	317,966
	United States Treasury Note/Bond	4.250%	11/15/40	203,132	229,380
	United States Treasury Note/Bond	1.875%	2/15/41	1,260,699	988,664
	United States Treasury Note/Bond	4.750%	2/15/41	193,930	233,413
	United States Treasury Note/Bond	2.250%	5/15/41	410,396	342,232
	United States Treasury Note/Bond	4.375%	5/15/41	174,018	199,251
	United States Treasury Note/Bond	1.750%	8/15/41	479,736	364,824
	United States Treasury Note/Bond	3.750%	8/15/41	89,325	93,819
	United States Treasury Note/Bond	2.000%	11/15/41	461,090	366,062
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	75,148
	United States Treasury Note/Bond	2.375%	2/15/42	521,438	442,082
	United States Treasury Note/Bond	3.125%	2/15/42	190,262	182,057
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	153,357
	United States Treasury Note/Bond	3.250%	5/15/42	288,309	281,372
	United States Treasury Note/Bond	2.750%	8/15/42	366,499	328,418
	United States Treasury Note/Bond	2.750%	11/15/42	470,444	420,901
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	308,539
	United States Treasury Note/Bond	2.875%	5/15/43	486,755	443,403
	United States Treasury Note/Bond	3.625%	8/15/43	394,910	405,029
	United States Treasury Note/Bond	3.750%	11/15/43	388,181	405,770
	United States Treasury Note/Bond	3.625%	2/15/44	341,732	350,382
	United States Treasury Note/Bond	3.375%	5/15/44	432,981	427,163
	United States Treasury Note/Bond	3.125%	8/15/44	484,184	458,538
	United States Treasury Note/Bond	3.000%	11/15/44	365,342	338,341
	United States Treasury Note/Bond	2.500%	2/15/45	434,671	368,520
	United States Treasury Note/Bond	3.000%	5/15/45	451,132	418,354
	United States Treasury Note/Bond	2.875%	8/15/45	304,028	276,096
	United States Treasury Note/Bond	3.000%	11/15/45	177,935	165,313
	United States Treasury Note/Bond	2.500%	2/15/46	314,180	266,268
	United States Treasury Note/Bond	2.500%	5/15/46	525,300	445,028
	United States Treasury Note/Bond	2.250%	8/15/46	427,789	344,771
	United States Treasury Note/Bond	2.875%	11/15/46	492,340	448,645
	United States Treasury Note/Bond	3.000%	2/15/47	146,270	136,534
	United States Treasury Note/Bond	3.000%	5/15/47	62,069	58,005
	United States Treasury Note/Bond	2.750%	8/15/47	381,063	340,694
	United States Treasury Note/Bond	2.750%	11/15/47	429,574	384,670
	United States Treasury Note/Bond	3.000%	2/15/48	546,821	515,208
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	539,733

5

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	530,471
	United States Treasury Note/Bond	3.375%	11/15/48	423,844	430,599
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	549,826
	United States Treasury Note/Bond	2.875%	5/15/49	584,848	545,188
	United States Treasury Note/Bond	2.250%	8/15/49	41,235	33,825
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	1,905
	United States Treasury Note/Bond	2.000%	2/15/50	173,886	134,762
	United States Treasury Note/Bond	1.250%	5/15/50	904,272	575,060
	United States Treasury Note/Bond	1.375%	8/15/50	985,374	648,500
	United States Treasury Note/Bond	1.625%	11/15/50	1,218,007	856,412
	United States Treasury Note/Bond	1.875%	2/15/51	981,460	736,248
	United States Treasury Note/Bond	2.375%	5/15/51	981,973	828,847
	United States Treasury Note/Bond	2.000%	8/15/51	1,015,706	784,950
	United States Treasury Note/Bond	1.875%	11/15/51	782,921	587,435
	United States Treasury Note/Bond	2.250%	2/15/52	1,252,282	1,030,393
	United States Treasury Note/Bond	2.875%	5/15/52	646,985	610,794
					125,076,472
Agency Bonds and Notes (1.4%)
[2]	AID-Israel	5.500%	9/18/23	542	557
[2]	AID-Israel	5.500%	12/4/23	4,768	4,927
[2]	AID-Israel	5.500%	4/26/24	20,405	21,227
[2]	AID-Israel	5.500%	9/18/33	6,775	7,975
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,180
	Federal Farm Credit Banks	0.500%	12/1/23	36,350	35,090
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,034
	Federal Farm Credit Banks	0.900%	1/18/24	14,000	13,555
	Federal Farm Credit Banks	0.250%	2/26/24	20,700	19,780
	Federal Farm Credit Banks	2.625%	5/3/24	19,970	19,820
	Federal Farm Credit Banks	2.625%	5/16/24	49,420	49,041
	Federal Farm Credit Banks	2.625%	6/10/24	19,550	19,392
	Federal Farm Credit Banks	3.250%	6/17/24	27,525	27,625
	Federal Farm Credit Banks	3.100%	6/28/24	18,000	18,015
	Federal Farm Credit Banks	0.875%	11/18/24	26,269	24,961
	Federal Farm Credit Banks	1.125%	1/6/25	13,020	12,409
	Federal Farm Credit Banks	1.750%	2/14/25	20,060	19,389
	Federal Farm Credit Banks	2.510%	4/1/25	11,125	10,950
	Federal Home Loan Banks	0.125%	8/28/23	14,525	14,060
	Federal Home Loan Banks	0.500%	11/9/23	14,650	14,171
	Federal Home Loan Banks	0.625%	12/22/23	18,000	17,383
	Federal Home Loan Banks	2.500%	2/13/24	57,095	56,622
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,453
	Federal Home Loan Banks	2.875%	6/14/24	47,350	47,187
	Federal Home Loan Banks	2.750%	6/28/24	7,120	7,078
	Federal Home Loan Banks	1.500%	8/15/24	19,950	19,327
	Federal Home Loan Banks	5.375%	8/15/24	24,750	25,934
	Federal Home Loan Banks	2.875%	9/13/24	14,985	14,933
[3]	Federal Home Loan Banks	1.000%	12/20/24	18,000	17,121
	Federal Home Loan Banks	0.500%	4/14/25	63,900	59,515
	Federal Home Loan Banks	0.375%	9/4/25	11,000	10,100
	Federal Home Loan Banks	1.250%	12/21/26	10,500	9,691
	Federal Home Loan Banks	3.250%	11/16/28	273,485	274,848
	Federal Home Loan Banks	5.500%	7/15/36	19,780	23,851
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	66,884
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	54,003
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	25,000	24,106
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	52,000	50,140
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	57,670	55,460
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	38,271
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	40,773
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	184,705	169,520
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	233,835
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	113,621
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	14,204
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	38,050	37,029
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	22,977
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	303,075	291,657
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	89,582
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	26,063
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	476,355	472,210
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	28,258
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	35,060
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	25,475
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	37,963
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	77,642
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	71,205
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	32,828
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	45,873
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	162,150	143,443
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	32,955
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	33,042
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	60,496
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	161,690	133,754
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	36,755
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	13,114
[3]	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,213
[3]	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,153
[3]	Private Export Funding Corp.	1.750%	11/15/24	4,050	3,895
[3]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,463
[3]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,271
[3]	Resolution Funding Corp.	8.625%	1/15/30	110	147
	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,585
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,383
[3]	Tennessee Valley Authority	6.750%	11/1/25	17,306	19,285
[3]	Tennessee Valley Authority	2.875%	2/1/27	30,250	29,862
	Tennessee Valley Authority	7.125%	5/1/30	27,165	33,977
	Tennessee Valley Authority	1.500%	9/15/31	13,725	11,585
[3]	Tennessee Valley Authority	4.700%	7/15/33	7,950	8,604
	Tennessee Valley Authority	4.650%	6/15/35	15,169	16,288
	Tennessee Valley Authority	5.880%	4/1/36	10,800	13,016
	Tennessee Valley Authority	6.150%	1/15/38	920	1,141
	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,996
	Tennessee Valley Authority	5.250%	9/15/39	30,250	34,408
	Tennessee Valley Authority	3.500%	12/15/42	2,100	1,901
	Tennessee Valley Authority	4.875%	1/15/48	6,951	7,697
	Tennessee Valley Authority	5.375%	4/1/56	21,250	26,688
	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,383
	Tennessee Valley Authority	4.250%	9/15/65	14,725	15,447
					3,829,787
Conventional Mortgage-Backed Securities (20.1%)
[3,4]	Fannie Mae Pool	6.000%	1/1/26– 3/1/35	180	191
[3,4]	Fannie Mae Pool	6.500%	2/1/29– 9/1/32	105	109
[3,4]	Fannie Mae Pool	8.000%	8/1/24	1	1
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	24,245	22,689
[3,4]	Freddie Mac Gold Pool	2.500%	10/1/22– 3/1/43	352,906	339,841
[3,4]	Freddie Mac Gold Pool	3.000%	12/1/22– 12/1/47	1,133,055	1,083,131
[3,4]	Freddie Mac Gold Pool	3.500%	4/1/24– 7/1/48	1,189,925	1,166,544
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23– 2/1/49	716,412	719,478
[3,4]	Freddie Mac Gold Pool	4.500%	2/1/23– 1/1/49	356,862	365,513
[3,4]	Freddie Mac Gold Pool	5.000%	11/1/22– 11/1/48	124,392	130,160

6

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Gold Pool	5.500%	12/1/22– 6/1/41	83,033	89,428
[3,4]	Freddie Mac Gold Pool	6.000%	9/1/22– 5/1/40	41,029	45,904
[3,4]	Freddie Mac Gold Pool	7.000%	9/1/23– 12/1/38	5,402	5,813
[3,4]	Freddie Mac Gold Pool	7.500%	6/1/24– 2/1/32	348	365
[3,4]	Freddie Mac Gold Pool	8.000%	8/1/23– 12/1/31	444	481
[3,4]	Freddie Mac Gold Pool	8.500%	5/1/24– 7/1/31	73	75
[3,4]	Freddie Mac Gold Pool	9.000%	12/1/24– 3/1/31	64	70
[3]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	64,039	60,609
[3]	Ginnie Mae I Pool	3.500%	11/15/25– 7/15/45	75,714	75,706
[3]	Ginnie Mae I Pool	4.000%	6/15/24– 6/15/46	93,792	95,637
[3]	Ginnie Mae I Pool	4.500%	6/15/23– 2/15/49	93,229	97,429
[3]	Ginnie Mae I Pool	5.000%	3/15/34– 4/15/41	43,649	46,151
[3]	Ginnie Mae I Pool	5.500%	8/15/23– 2/15/41	56	60
[3]	Ginnie Mae I Pool	6.000%	11/15/22– 6/15/41	2,503	2,733
[3]	Ginnie Mae I Pool	6.500%	11/15/23– 1/15/39	6,657	7,064
[3]	Ginnie Mae I Pool	7.000%	6/15/23– 9/15/36	1,673	1,766
[3]	Ginnie Mae I Pool	7.500%	5/15/23– 5/15/32	741	772
[3]	Ginnie Mae I Pool	8.000%	8/15/23– 12/15/30	417	438
[3]	Ginnie Mae I Pool	8.500%	6/15/24– 2/15/31	84	90
[3]	Ginnie Mae I Pool	9.000%	9/15/24– 1/15/31	110	118
[3]	Ginnie Mae I Pool	9.500%	12/15/24– 9/15/25	3	3
[3]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	69,731	59,659
[3]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	2,785,318	2,474,304
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27– 7/15/52	2,800,056	2,567,982
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26– 7/15/52	2,786,267	2,636,683
[3,5]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/52	2,038,308	2,002,270
[3,5]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/52	991,089	999,739
[3]	Ginnie Mae II Pool	4.500%	8/20/33– 9/20/49	436,757	453,633
[3]	Ginnie Mae II Pool	5.000%	12/20/32– 12/20/49	151,549	161,319
[3]	Ginnie Mae II Pool	5.500%	8/20/23– 1/20/49	2,232	2,318
[3]	Ginnie Mae II Pool	6.000%	7/20/23– 10/20/38	103	112
[3]	Ginnie Mae II Pool	6.500%	3/20/31– 9/20/40	7,344	8,181
[3]	Ginnie Mae II Pool	7.000%	3/20/28– 11/20/38	921	1,040
[3]	Ginnie Mae II Pool	7.500%	8/20/30	2	2
[3]	Ginnie Mae II Pool	8.500%	10/20/30	4	5
[3,4]	UMBS Pool	1.500%	7/1/35– 9/1/51	3,663,066	3,155,204
[3,4,5]	UMBS Pool	2.000%	7/1/23– 7/25/52	15,110,709	13,310,371
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	UMBS Pool	2.500%	10/1/22– 7/25/52	10,898,050	9,923,562
[3,4,5]	UMBS Pool	3.000%	11/1/25– 7/25/52	6,759,201	6,377,212
[3,4,5]	UMBS Pool	3.500%	5/1/23– 7/25/52	3,954,287	3,850,227
[3,4,5]	UMBS Pool	4.000%	3/1/23– 7/25/52	2,629,653	2,621,475
[3,4,5]	UMBS Pool	4.500%	7/1/23– 7/25/52	1,066,365	1,085,786
[3,4]	UMBS Pool	5.000%	5/1/23– 3/1/50	354,039	369,446
[3,4]	UMBS Pool	5.500%	11/1/22– 6/1/49	166,649	179,312
[3,4]	UMBS Pool	6.000%	9/1/22– 5/1/41	91,549	101,006
[3,4]	UMBS Pool	7.000%	12/1/22– 11/1/38	8,631	9,477
[3,4]	UMBS Pool	7.500%	12/1/22– 12/1/32	745	796
[3,4]	UMBS Pool	8.000%	8/1/24– 9/1/31	251	276
[3,4]	UMBS Pool	8.500%	7/1/24– 5/1/32	101	101
[3,4]	UMBS Pool	9.000%	8/1/24– 8/1/30	23	24
[3,4]	UMBS Pool	9.500%	1/1/25– 11/1/25	22	24
					56,709,915
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	2.308%	7/1/43	2,275	2,288
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	420	420
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	629	640
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.387%	1.724%	1/1/35	21	21
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	501	510
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.034%	7/1/36	138	138
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	1.835%	2/1/37	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.481%	1.849%	3/1/43	1,391	1,399
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	373	376
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	157	158
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.585%	1.835%	10/1/34	2	2
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	1.846%	11/1/33	76	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	423	431
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	3.223%	10/1/37	267	272
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.605%	2.221%	4/1/37	9	9
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.510%	6/1/43	520	525
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	287	288
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	97	98
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	1.883%	1/1/35	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	60	59
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	361	367

7

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	340	345
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	98	100
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	13	13
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	94	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	2.328%	10/1/42	449	461
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.062%	8/1/39	675	683
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	3.403%	6/1/42	539	548
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	148	149
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	2.304%	4/1/36	132	136
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39– 9/1/42	1,224	1,248
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.225%	5/1/40	179	183
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	135	139
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.712%	8/1/40	278	286
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	286	290
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	46	47
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	521	533
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	139	141
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	2.087%	4/1/36	53	53
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.615%	5/1/42	629	637
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	2.217%	9/1/43	867	891
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.485%	6/1/41	127	132
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.939%	7/1/41	862	896
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.408%	5/1/35	108	110
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	177	182
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.172%	2/1/36	100	102
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.002%	9/1/34	130	131
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.093%	11/1/39	224	228
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.770%	2.408%	5/1/42	69	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	194	197
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.782%	2.404%	7/1/42	401	409
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.136%	8/1/42	1,286	1,317
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.336%	3/1/42	172	179
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	440	446
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	541	554
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	9/1/33– 12/1/40	734	753
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	380	387
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	306	312
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.206%	3/1/41	353	362
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40– 12/1/41	869	888
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.230%	2/1/41	328	334
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.406%	5/1/41	392	407
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	73	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.524%	9/1/40	405	421
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.102%	2/1/42	408	422
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	383	389
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.076%	7/1/38	134	137
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	561	572
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	543	560
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.154%	2/1/41	227	225
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	317	324
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	91	94
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	239	245
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	294	303
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.849%	3.042%	4/1/37	37	39
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.875%	2.125%	1/1/37	15	16
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.365%	11/1/34	196	201
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	3.662%	5/1/36	70	69
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	202	211
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	2.175%	10/1/37	11	11
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	14	14
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.630%	10/1/36	182	189
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	369	378
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.185%	3.090%	5/1/36	31	32
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.190%	2.315%	12/1/36	4	4
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.235%	2.360%	12/1/35	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	9/1/33	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.643%	5/1/33	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.275%	2.400%	11/1/32	4	4
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	155	162
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	378	382
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.415%	2.093%	7/1/34	68	69
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	291	302
[3,4]	Fannie Mae REMICS	2.493%	3/25/23	4,108	4,084

8

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.488%	1.876%	3/1/37	6	6
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	2.077%	9/1/37	72	73
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	2.050%	4/1/37	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	2.057%	3/1/37	20	20
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	72	73
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36– 11/1/43	393	398
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.310%	5/1/42	81	82
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	164	166
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	89	89
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	167	170
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	31	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	344	336
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	615	621
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/33	9	9
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.412%	3/1/36	9	9
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.500%	4/1/33	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	44	45
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	48	47
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	2.505%	6/1/37	249	254
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.775%	2.025%	12/1/34	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.155%	3/1/36	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	140	143
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.811%	2.180%	6/1/41	13	14
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.814%	2.116%	3/1/42	200	205
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	135	136
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.871%	2.120%	8/1/37	162	166
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/40– 12/1/40	398	405
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.223%	1/1/41	661	667
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	50	51
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.950%	6/1/41	112	115
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	16	16
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.356%	5/1/40	50	51
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	159	165
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.323%	2/1/42	155	153
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.892%	2.220%	9/1/40	199	207
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.899%	2.149%	12/1/39	82	84
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	340	345
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.165%	6/1/40	157	160
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	94	96
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	107	107
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	137	140
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.451%	3/1/37	199	204
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	220	225
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	68	69
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	3.250%	6/1/35	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.283%	11/1/36	96	99
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	424	418
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	151	155
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.924%	6/1/34	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.366%	5/1/36	100	99
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	2.440%	12/1/34	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	2.534%	11/1/33	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.534%	10/1/36	336	348
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.897%	5/1/37	16	16
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.020%	6/1/37	273	275
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.945%	3/1/37	42	43
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	2.102%	1/1/37	413	425
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38– 8/20/41	916	917
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	3,108	3,107
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	6/20/29– 6/20/43	2,228	2,246
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 1/20/44	3,720	3,729
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	120	124
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	54	56
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	124	125
					51,964
Total U.S. Government and Agency Obligations (Cost $200,847,066)					185,668,138
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,875	1,867
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,600	1,583
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	7,775	7,703
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	646
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	26,692
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	49,387

9

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	392	392
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	1,939	1,936
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,329
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,062
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,264
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	1,150	1,114
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	1,050	1,004
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	493
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,060
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	15,700	15,054
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,522
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,606	1,595
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,037
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,401
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,219
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,311
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,281
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,228
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,618
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,579
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,915
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,720
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,263
[3]	BANK Series 2017-BNK8	4.204%	11/15/50	1,955	1,790
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	8,000	7,663
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,735
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,802	1,777
[3]	BANK Series 2018-BN10	3.688%	2/15/61	7,600	7,394
[3]	BANK Series 2018-BN10	3.898%	2/15/61	2,100	1,994
[3]	BANK Series 2018-BN11	4.046%	3/15/61	5,550	5,494
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,550	6,549
[3]	BANK Series 2018-BN12	4.486%	5/15/61	2,100	2,067
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,300	2,261
[3]	BANK Series 2018-BN13	4.217%	8/15/61	8,600	8,581
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,600	1,573
[3]	BANK Series 2018-BN14	4.128%	9/15/60	1,860	1,865
[3]	BANK Series 2018-BN14	4.231%	9/15/60	3,575	3,567
[3]	BANK Series 2018-BN14	4.481%	9/15/60	1,550	1,518
[3]	BANK Series 2018-BN15	4.407%	11/15/61	7,690	7,746
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,625	6,524
[3]	BANK Series 2019-BN17	3.714%	4/15/52	7,350	7,111
[3]	BANK Series 2019-BN17	3.976%	4/15/52	1,750	1,660
[3]	BANK Series 2019-BN18	3.584%	5/15/62	21,125	20,226
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,575	2,422
[3]	BANK Series 2019-BN19	3.183%	8/15/61	15,850	14,781
[3]	BANK Series 2019-BN19	4.166%	8/15/61	2,240	2,005
[3]	BANK Series 2019-BN20	3.011%	9/15/62	10,250	9,443
[3]	BANK Series 2019-BN21	2.851%	10/17/52	21,600	19,665
[3]	BANK Series 2019-BN21	3.093%	10/17/52	4,325	3,857
[3]	BANK Series 2019-BN22	2.978%	11/15/62	16,943	15,541
[3]	BANK Series 2019-BN23	2.920%	12/15/52	10,705	9,773
[3]	BANK Series 2019-BN23	3.203%	12/15/52	4,000	3,624
[3]	BANK Series 2019-BN24	2.960%	11/15/62	8,050	7,361
[3]	BANK Series 2019-BN24	3.283%	11/15/62	3,750	3,402
[3]	BANK Series 2020-BN25	2.649%	1/15/63	11,830	10,578
[3]	BANK Series 2020-BN25	2.841%	1/15/63	3,685	3,211
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2020-BN26	2.403%	3/15/63	10,460	9,178
[3]	BANK Series 2020-BN26	2.687%	3/15/63	3,310	2,873
[3]	BANK Series 2020-BN27	2.144%	4/15/63	9,540	8,209
[3]	BANK Series 2020-BN27	2.551%	4/15/63	2,825	2,418
[3]	BANK Series 2020-BN28	1.844%	3/15/63	2,810	2,339
[3]	BANK Series 2020-BN29	1.997%	11/15/53	3,900	3,275
[3]	BANK Series 2020-BN30	1.925%	12/15/53	4,700	3,923
[3]	BANK Series 2020-BN30	2.111%	12/15/53	550	447
[3]	BANK Series 2021-BN31	2.036%	2/15/54	3,300	2,773
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,925	1,585
[3]	BANK Series 2021-BN32	2.643%	4/15/54	5,350	4,718
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,535	2,216
[3]	BANK Series 2021-BN34	2.438%	6/15/63	9,750	8,432
[3]	BANK Series 2021-BN35	2.285%	6/15/64	5,829	4,963
[3]	BANK Series 2021-BN36	2.470%	9/15/64	8,550	7,384
[3]	BANK Series 2021-BN36	2.695%	9/15/64	2,625	2,209
[3]	BANK Series 2021-BN37	2.618%	11/15/64	8,250	7,208
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,875
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,366
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	20,696
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	14,549
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,183
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,287
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,903
[3]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	6,179
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	17,072
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,496
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,360
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,825
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,762
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,153
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,950
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,407
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	8,166
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,704
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,101
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,559
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,761
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,261
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,715
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,496
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,502	4,487
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	17,207
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	7,914

10

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	2,237	2,229
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,970
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	18,436
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,104
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,798
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,710
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	2,475	2,473
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	4,015
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,228
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	22,617
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,654
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,341
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,601
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	6,169
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,877
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,467
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,268
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	15,123
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,938
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,299
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	12,562
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	12,185
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	22,748
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,139
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,353
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,801
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,418
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,828
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	917
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,675
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	462
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,997
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	696
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	5,102
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	7,010
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,323
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	10,217
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,668
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,615
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,391
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,885
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,219
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,630
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,459
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	964
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,720
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	901
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	11,482
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	4,100
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	13,006
[3]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	4,200	3,762
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,948
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	3,149
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,370
[3,5]	BMO Mortgage Trust Series 2022-C2	1.000%	7/15/54	4,275	4,428
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,920	3,876
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	1,250	1,212
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	4,700	4,562
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	2,975	2,825
[3]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,300	1,241
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	769	759
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	551
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	2,250	2,227
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	542
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,890
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,419
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	7,306
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	3,083
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	18,811
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	11,675
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	24,386
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	26,100	24,678

11

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	27,862
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	26,066
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	508	508
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	2,125	2,122
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	783
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5,700	5,396
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,299
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	5,175	5,123
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	3,055
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,328
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	6,059	6,019
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	774
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,038	4,968
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	816
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	4,225	4,135
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,060
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	258
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	3,820	3,724
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	775
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	6,900	6,698
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,497
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	7,125	6,837
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,229
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	6,800	6,498
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,447
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	6,075	6,047
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,412
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,325	1,285
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,500	4,294
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	781
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,582
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	7,037
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,162	1,147
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,521
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,402
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,974
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	2,870
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,392
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	3,300	3,244
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,321
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,621
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	851
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	7,394
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,150
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	16,600
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	5,481	5,438
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,724
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,014
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,628
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,810
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,538
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,935
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,546
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,958
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	319	319
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	3,165	3,149
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	2,000	1,983
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	269	269
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	3,475	3,480
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	2,873
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	239	239
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,148
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,147
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,143
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	387	385
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,700	1,696
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	1,425	1,413
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	211	209
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	3,002
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,413
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	3,840
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,441

12

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	11,156
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,408
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	8,826
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,247
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,553
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,763	2,698
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,646
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,154
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,591	2,552
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,255
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,309
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,827
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,641
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,311
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,920
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,646
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,200
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	10,314
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	2,001
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,435
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,950	2,936
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	17,082
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	5,344	5,241
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,314
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	7,084
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	20,528
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	14,829
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,828
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,343
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	6,775	6,974
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	4,050	3,813
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	637
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,475	2,418
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,396
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,101	1,100
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	2,589	2,579
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	4,369	4,361
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,438	1,435
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	5,858	5,828
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	1,405	1,397
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	3,762	3,751
[3]	COMM Mortgage Trust Series 2013-CR9	4.411%	7/10/45	5,412	5,413
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	1,120	1,119
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,909	1,904
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	8,590	8,610
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,433
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	432	432
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	2,066	2,044
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,700	1,690
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,140
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	568
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	179	178
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	5,836
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,745
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	974	970
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,853	2,854
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	610	610
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,775
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	1,945
[3]	COMM Mortgage Trust Series 2014-CR14	4.742%	2/10/47	1,175	1,173
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	477	476
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,630
[3]	COMM Mortgage Trust Series 2014-CR15	4.772%	2/10/47	1,320	1,327
[3]	COMM Mortgage Trust Series 2014-CR15	4.822%	2/10/47	2,730	2,729
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	652	652
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	2,904
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	489	487
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,211
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,353
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,074	1,071
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,390
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,820

13

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,312
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,218
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,430	5,333
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,344
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,834	7,732
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	11,377
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,416
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	330	329
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,524
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	701
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	445
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	5,655
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,406
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,508
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,098
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	7,973
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,736	2,716
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,572
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,756
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,765
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	9,297
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,947	1,919
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	5,610
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,275
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	628	615
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,638
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,861
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	4,011	3,942
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,759
[3]	COMM Mortgage Trust Series 2015-CR27	4.487%	10/10/48	1,200	1,174
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	5,832
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	562	558
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	5,743
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,588
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	553	542
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	11,365
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	6,530
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	15,108
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	5,104	5,085
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	750	736
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,985
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,437
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,377
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	17,746
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,681
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,449
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,741
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,122
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,251
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,803
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,601	2,577
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,897
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.262%	8/15/48	2,625	2,507
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	2,341	2,332
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,502
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,300
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,824
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,134
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,645
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	15,474
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	16,284
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	26,259
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,860
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	14,163
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,345
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	7,304
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,121
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,742
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,567
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,055
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,617
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,404

14

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,261
[3]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,524
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,842
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	4,814	4,813
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	124	124
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,725	1,716
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,450	1,408
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	4,350	4,247
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	3,725	3,533
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	2,944
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	1,200	1,152
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,312
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	4,665	4,628
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	1,020	1,015
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	5,240	5,104
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	2,375	2,324
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,650	2,561
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,406
[3]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,575	1,504
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	1,975
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,425	1,409
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,550	2,485
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,261
[3]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	2,125	2,133
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,125	2,136
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,468
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,286	1,280
[3,4]	Fannie Mae-Aces Series 2013-M14	2.613%	4/25/23	657	650
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	8,145	8,145
[3,4]	Fannie Mae-Aces Series 2014-M1	3.280%	7/25/23	6,172	6,166
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,207	7,215
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	2,071	2,073
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	4,523	4,516
[3,4]	Fannie Mae-Aces Series 2014-M7	3.329%	6/25/24	8,572	8,552
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,899	4,873
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	6,888	6,842
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	6,540	6,495
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	11,682	11,483
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,380	7,254
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	4,731	4,664
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	27	27
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	6,958	6,835
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	5,485	5,422
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	4,956	4,883
[3,4]	Fannie Mae-Aces Series 2015-M11	2.944%	4/25/25	2,777	2,738
[3,4]	Fannie Mae-Aces Series 2015-M12	2.890%	5/25/25	9,015	8,865
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	10,738	10,570
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	2,602	2,593
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	5,451	5,334
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	5,775	5,605
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	15,761	15,237
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	10,423	10,085
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	860	852
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,451	3,339
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,939	18,077
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	17,000	16,335
[3,4]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	745	736
[3,4]	Fannie Mae-Aces Series 2016-M12	2.534%	9/25/26	17,200	16,600
[3,4]	Fannie Mae-Aces Series 2016-M13	2.579%	9/25/26	6,567	6,328
[3,4]	Fannie Mae-Aces Series 2017-M1	2.495%	10/25/26	10,639	10,188
[3,4]	Fannie Mae-Aces Series 2017-M2	2.885%	2/25/27	6,032	5,871
[3,4]	Fannie Mae-Aces Series 2017-M3	2.556%	12/25/26	8,641	8,325
[3,4]	Fannie Mae-Aces Series 2017-M4	2.658%	12/25/26	11,661	11,259
[3,4]	Fannie Mae-Aces Series 2017-M5	3.221%	4/25/29	1,352	1,324
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	11,676	11,347
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	14,624	14,378
[3,4]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	5,517	5,443
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,000	3,850
[3,4]	Fannie Mae-Aces Series 2017-M12	3.169%	6/25/27	15,861	15,632
[3,4]	Fannie Mae-Aces Series 2017-M13	3.024%	9/25/27	1,303	1,275
[3,4]	Fannie Mae-Aces Series 2017-M14	2.962%	11/25/27	5,240	5,091
[3,4]	Fannie Mae-Aces Series 2017-M15	3.209%	11/25/27	14,858	14,478
[3,4]	Fannie Mae-Aces Series 2018-M1	3.091%	12/25/27	8,035	7,815
[3,4]	Fannie Mae-Aces Series 2018-M2	3.000%	1/25/28	27,525	26,827
[3,4]	Fannie Mae-Aces Series 2018-M3	3.183%	2/25/30	3,416	3,317
[3,4]	Fannie Mae-Aces Series 2018-M4	3.158%	3/25/28	10,889	10,676
[3,4]	Fannie Mae-Aces Series 2018-M7	3.143%	3/25/28	7,096	6,942
[3,4]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	5,151	5,100
[3,4]	Fannie Mae-Aces Series 2018-M10	3.476%	7/25/28	3,600	3,628
[3,4]	Fannie Mae-Aces Series 2018-M12	3.773%	8/25/30	2,530	2,536
[3,4]	Fannie Mae-Aces Series 2018-M13	3.870%	9/25/30	10,173	10,342
[3,4]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	9,937	9,968
[3,4]	Fannie Mae-Aces Series 2019-M1	3.671%	9/25/28	20,570	20,611
[3,4]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/28	10,832	10,911
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,675	17,703
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,525	10,349
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	12,557	12,243
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,711	18,081
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	41,325	39,662
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	14,145	13,144
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,967
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,000	6,454
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	25,172	23,580
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,700	5,245
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	7,371	7,091
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	12,349
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	7,180	6,556
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,346	9,073
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	8,193
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	15,033
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	12,004
[3,4]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	15,325	12,996
[3,4]	Fannie Mae-Aces Series 2021-M1	1.437%	11/25/30	8,700	7,331
[3,4]	Fannie Mae-Aces Series 2021-M1G	1.561%	11/25/30	3,175	2,684
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.292%	1/25/31	15,100	12,492
[3,4]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	14,675	12,408
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	20,925	17,635
[3,4]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	3,120	2,661
[3,4]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	9,000	7,452
[3,4]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	18,150	15,518
[3,4]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	20,350	17,257
[3,4]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/31	4,575	3,854
[3,4]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	6,150	5,212
[3,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	9,473

15

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	10,050	8,757
[3,4]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	15,175	13,126
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	143	143
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	15,716	15,708
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	17,201	17,186
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	16,452	16,454
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	17,660	17,644
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	19,075	19,022
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	15,354	15,371
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	19,746	19,746
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	17,403	17,437
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,475	6,474
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	425	425
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,450	19,453
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	668	666
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	10,817
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,368	2,356
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	14,333
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	13,942
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	933	923
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	32,402
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	759	756
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	10,804
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	2,513	2,477
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	8,343	8,259
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	9,118
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	848	843
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	6,829
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,547
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	9,237
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	10,291
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	6,962
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,995
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	15,477
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	182	180
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	13,833
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	11,255
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	17,464
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,230
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,420
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,294
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	12,739
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,822
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	29,194
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	14,045
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,969
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,884
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,589
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	13,799

16

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,829
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,944
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	7,280
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,579
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	16,221
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	11,020
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	36,540
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	18,244
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,612
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	10,368
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	888	897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	11,486
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	31,672
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,871
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,835
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	36,406
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	38,861
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,581	1,591
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	15,309
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	16,229
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	10,521
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	12,093
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	20,371
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	13,041
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	22,639
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	15,137
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	15,147
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,908
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	24,662
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	11,479
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	19,999
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	17,987
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	15,760
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	23,751
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	5,050
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	22,599
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,657
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,522
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,332
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,635
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,828
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	13,169
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	16,738
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	16,309
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	21,529
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	3,005
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	14,805
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,815	1,592

17

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	9,302
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	784	695
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	9,289
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	19,153
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	16,057
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	37,779
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	20,315
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	24,507
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	13,483
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,587	3,149
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	22,957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,618
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	22,849
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	11,290
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,043	936
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	10,425
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,802
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	9,272
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	3/25/54	7,650	6,808
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	4/25/55	7,800	6,996
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,590
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,881
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	8,369
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	4,084
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	5,394
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	5,258
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	11,279
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,699
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,682
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	5,120
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	3,145
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.406%	3/25/23	1,783	1,777
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	9,796	9,717
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,500	9,462
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	26,090	25,957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	9,906	9,828
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,379	12,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,503	26,346
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	42,776
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,975	16,029
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	13,154	13,115
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	13,200	13,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	20,266
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	20,000	19,620
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,899
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,690
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	21,407

18

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,113
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,324
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,505
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,754	5,223
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	14,103
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,444
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,428
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	4,158
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	23,581
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	5,174
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	12,754
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	19,963
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	12,040
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,694
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	11,005
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	15,595
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,755
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	9,261
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,641	3,165
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	11,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	8,219
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,677
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	9,408	9,337
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	7,062
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,544
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,399
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	2,375	2,373
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	6,244	6,204
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,365	1,339
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	8,325	8,070
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	775	770
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,300	1,288
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	126	126
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	3,700	3,699
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	396	392
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	5,506	5,442
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,884
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	4,450	4,354
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,760
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	9,800	9,523
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,274
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	3,075	2,947
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	746
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	4,175	4,181
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,179
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	9,082
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	10,130
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	11,081
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,242
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,084
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	336	336
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	575	565
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	1,085	1,058
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	690	668
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	5,800	5,692
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	817
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	7,925	7,675
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,275	1,211
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	11,500	11,190
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	2,350	2,268

19

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	5,175	5,146
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,575	1,567
[3]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	525	525
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,580	1,556
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,470	7,347
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,620
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	6,542	6,398
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	945
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	5,085	4,967
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,655
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	3,450	3,338
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	985
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	6,425	6,167
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	2,930
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,850	3,657
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,347
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,750	2,628
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	866
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,875	3,839
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	638
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	4,077	4,061
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,529	1,519
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	3,957	3,941
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	5,682	5,627
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	1,792	1,773
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	266	267
[3]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	7,350	7,351
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	372	373
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	8,725	8,732
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	18,251
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	1,962
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	741	739
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	124	124
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	1,939
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	7,064
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.644%	9/10/47	1,675	1,619
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,614	1,597
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	11,295
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	1,946
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,654
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,094
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,566
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	3,675	3,637
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,251
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,358	2,302
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	4,336	4,275
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,463
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,248
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	10,866
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,804
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,760
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	8,142
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,215
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,836
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	572
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	937
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	12,751
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,301
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,522
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	3,103
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	7,345
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,318
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,410
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	16,200	14,976

20

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	3,775	3,402
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,613
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,720
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,896
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,720
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,996
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	885
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	10,000	9,617
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,766
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,504	1,485
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,027
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	951
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,218
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	6,400	6,250
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,556
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	7,900	7,649
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	4,225	4,044
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	854
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	5,700	5,446
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	978
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,750	2,664
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	994
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	975	966
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	477	473
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,763	1,738
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,087
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	3,189	3,126
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	802
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	2,375	2,300
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	981
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	3,150	3,005
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,227
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	5,775	5,460
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	244	243
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	2,337	2,328
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,273	2,260
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,735	1,723
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	399	399
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,374	1,362
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,173	9,144
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,596
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.106%	12/15/46	1,600	1,600
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	11,478	11,376
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,544
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	3,032
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,558
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,570
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	672
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,652
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,491
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,776	1,768
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	1,184	1,176
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	436	435
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	3,369	3,352
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	1,260	1,253
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	102	102
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	2,940	2,937
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,677
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	527	525
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,494
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,098
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	1,650	1,633
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	15,754
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,166

21

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.947%	2/15/47	1,422	1,401
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	769	767
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,800	2,788
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,199
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	521	518
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,364
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,639
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,260
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,170
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,153
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,425
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	67	66
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,244
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	4,031
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	9,855
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,722
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	16,870
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,778
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,806
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	3,242	3,191
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	2,961
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	6,593
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,654
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,632	1,621
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,554
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	3,200	3,183
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,588
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,860
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,729	1,712
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	9,167	8,956
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,500	3,475
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,723
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,178
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	3,279	3,251
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.890%	3/17/49	330	327
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,777
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,074
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	10,387
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,273
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,957
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	17,267
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	11,247
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	1,001
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,230
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,918
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	841
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,460	3,347
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,909
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,380
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,692
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,330
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,981
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,551
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	14,365
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,383
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	700	686
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	4,217	4,170
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,915	1,852
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	3,450	3,341
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,375
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	524
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	4,550	4,352
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	688
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	1,005	1,003
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	3,011	2,997
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	599	594
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	3,135	3,129
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,800	1,783

22

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	3,475	3,449
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	2,150	2,130
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	8,000	7,971
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.295%	8/15/46	1,680	1,672
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.495%	8/15/46	840	828
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,915	3,900
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,488
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.907%	11/15/46	1,750	1,744
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	4,409	4,410
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.022%	2/15/47	1,600	1,607
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	415	413
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,188
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.476%	6/15/47	1,675	1,639
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,394
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.607%	10/15/47	1,675	1,644
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,878	1,858
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	4,980
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,240	1,228
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	9,886
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	6,625	6,492
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	2,825	2,796
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,389
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,784
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	1,003	996
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,702
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,821
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,686	3,650
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,559
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,512	2,497
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,844
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,956	1,940
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,441
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,548	3,459
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,376	2,354
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,674
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,766	1,737
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,207
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	11,115
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,596
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	13,192
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,493
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,915
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,975
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,485
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	8,039
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,048
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,585
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,438
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	11,081
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	11,308

23

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,763
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	999	974
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,258
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,889
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,924
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,742
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,221
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	3,983
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	8,271
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	10,076
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,432
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,396
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,390
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,500
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	755
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	444
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	9,067
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.922%	4/15/55	10,450	9,986
[3]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	148
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	185	185
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	5,025	4,880
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	1,050	1,007
[3]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,325	1,329
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	2,150	2,113
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	1,620	1,604
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	820
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	6,975	6,705
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,037
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	3,400	3,278
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	1,977
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,163
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,757
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,860	1,851
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	222	222
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,690	1,679
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	784	783
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	5,279	5,263
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	3,125	3,052
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,975	1,959
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	4,480	4,340
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,696
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,625	2,527
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,527
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	6,100	5,916
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,175	3,030
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,295
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	4,175	4,033
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	1,984
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,675	3,593
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,539
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,775	2,758
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,582
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,517
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,315	2,269
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	403	400
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,638	1,616
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,896	3,831
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	873
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	3,675	3,589
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,375
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	21,050	20,257
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,428
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	7,375	7,024
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,439
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	3,675	3,510
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,057
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	4,675	4,622
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	1,028
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,645
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,410
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,766
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,023
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	9,296

24

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,790
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	6,450	6,155
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,759
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,395
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,146
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,967
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,185
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	7,900	7,742
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	15,591
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,112
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	15,658
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	10,552
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,622
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,968
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,963
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	981	986
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,826
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,059
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,941
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,989
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,978
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,486
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,857
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,452
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,083
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	4,401	4,379
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	7,716	7,664
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	1,150	1,142
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	34,050
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	20,937
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,172
[3]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,903
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	14,090	13,777
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	909	898
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7,625	7,311
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	978
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	766	764
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	421	419
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	22,733
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	541
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	960	953
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	899	898
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,518
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,761
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	3,056	3,023
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,074
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,216
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	8,514	8,291
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,346
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,582
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	3,290	3,273
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,369
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	822	814
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	14,030
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,763
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,496	1,481
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,389
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,875
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	31	31
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,841	1,828
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,218
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	3,339	3,324
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,914
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,237	10,045
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	13,059
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,657
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	2,227	2,200
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,565
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,290
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,519
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,465	2,329
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,595
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	4,255	4,180
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,626
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,494

25

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,104
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	11,032
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,120
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,308
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,121
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,115
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,760
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,035
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,767
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,600
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	8,370
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,275
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	15,589
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,655
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	10,488
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	10,054
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	6,040
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,652
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	4,040
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,969
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,354
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	10,475
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,571
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,232
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,803
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,902
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	11,422
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,968
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,332
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	5,079
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,993	2,980
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	10,900	10,860
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,211	1,205
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	820	815
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	3,436	3,405
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	673	666
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	6,000	5,946
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	3,000	2,972
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	200	200
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	4,470	4,452
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,112
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	343	340
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,250	1,249
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,102
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	294	294
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,447
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,143
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,151
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	5,008
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	573
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.027%	12/15/46	862	855
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,093	2,090
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.192%	3/15/46	575	575
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	315	315
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	239	238
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	2,814
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	931
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	381	379
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,644	1,625
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,663
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,638
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,295	1,270
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	3,929
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	8,133
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,652
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,420	1,417
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,662
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,113
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,071
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,821
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	3,022
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	830	828

26

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	6,703
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,770
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	2,700	2,692
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,676
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,983	1,953
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	591
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,874	2,817
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,063
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	3,275	3,190
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	815
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	5,035	4,849
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	5,275	5,058
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,696
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	5,200	4,947
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	2,943
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	5,300	5,067
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	500
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	4,425	4,353
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,547
[3]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.700%	1/17/23	1,058	1,058
[3]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	1,575	1,573
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	5,625	5,551
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	1,125	1,095
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,900	2,799
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	1,050	1,000
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	610	606
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,850	1,786
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,914,800)					7,398,332
Corporate Bonds (26.5%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	12,945	12,731
	Activision Blizzard Inc.	3.400%	6/15/27	4,106	3,987
	Activision Blizzard Inc.	1.350%	9/15/30	7,095	5,698
	Activision Blizzard Inc.	4.500%	6/15/47	6,852	6,628
	Activision Blizzard Inc.	2.500%	9/15/50	20,507	14,066
	Alphabet Inc.	0.450%	8/15/25	11,536	10,612
	Alphabet Inc.	1.998%	8/15/26	10,287	9,744
	Alphabet Inc.	0.800%	8/15/27	14,597	12,681
	Alphabet Inc.	1.100%	8/15/30	28,216	23,147
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.900%	8/15/40	16,320	11,665
	Alphabet Inc.	2.050%	8/15/50	25,980	17,460
	Alphabet Inc.	2.250%	8/15/60	23,494	15,302
	America Movil SAB de CV	3.625%	4/22/29	9,715	9,246
	America Movil SAB de CV	2.875%	5/7/30	5,315	4,756
	America Movil SAB de CV	6.375%	3/1/35	17,145	19,577
	America Movil SAB de CV	6.125%	11/15/37	6,487	7,034
	America Movil SAB de CV	6.125%	3/30/40	22,501	24,893
	America Movil SAB de CV	4.375%	7/16/42	15,941	14,468
	America Movil SAB de CV	4.375%	4/22/49	20,071	18,587
	AT&T Inc.	0.900%	3/25/24	27,592	26,366
	AT&T Inc.	1.700%	3/25/26	43,065	39,386
	AT&T Inc.	2.950%	7/15/26	688	658
	AT&T Inc.	3.800%	2/15/27	16,424	16,112
	AT&T Inc.	4.250%	3/1/27	15,582	15,554
	AT&T Inc.	2.300%	6/1/27	28,897	26,392
	AT&T Inc.	1.650%	2/1/28	25,136	21,721
[3]	AT&T Inc.	4.100%	2/15/28	20,247	19,873
	AT&T Inc.	4.350%	3/1/29	41,960	41,352
[3]	AT&T Inc.	4.300%	2/15/30	36,141	35,293
	AT&T Inc.	2.750%	6/1/31	38,692	33,437
	AT&T Inc.	2.250%	2/1/32	16,592	13,545
	AT&T Inc.	2.550%	12/1/33	46,759	37,922
	AT&T Inc.	4.500%	5/15/35	30,442	28,861
	AT&T Inc.	4.900%	8/15/37	16,665	16,515
	AT&T Inc.	4.850%	3/1/39	24,408	23,287
	AT&T Inc.	3.500%	6/1/41	28,385	22,688
	AT&T Inc.	4.300%	12/15/42	21,634	18,800
	AT&T Inc.	4.650%	6/1/44	14,672	13,359
	AT&T Inc.	4.350%	6/15/45	15,619	13,631
	AT&T Inc.	4.750%	5/15/46	25,172	23,348
[3]	AT&T Inc.	5.150%	11/15/46	11,398	11,252
	AT&T Inc.	5.450%	3/1/47	145	150
	AT&T Inc.	4.500%	3/9/48	29,248	26,017
	AT&T Inc.	4.550%	3/9/49	13,777	12,526
	AT&T Inc.	3.650%	6/1/51	40,882	31,955
	AT&T Inc.	3.500%	9/15/53	83,929	63,649
	AT&T Inc.	3.550%	9/15/55	93,972	70,424
	AT&T Inc.	3.800%	12/1/57	66,419	51,512
	AT&T Inc.	3.650%	9/15/59	81,391	60,989
	AT&T Inc.	3.850%	6/1/60	19,673	15,235
	Baidu Inc.	3.875%	9/29/23	11,385	11,423
	Baidu Inc.	4.375%	5/14/24	9,957	10,030
	Baidu Inc.	3.075%	4/7/25	6,970	6,772
	Baidu Inc.	1.720%	4/9/26	9,560	8,733
	Baidu Inc.	3.625%	7/6/27	9,949	9,589
	Baidu Inc.	4.375%	3/29/28	7,640	7,538
	Baidu Inc.	4.875%	11/14/28	8,924	9,031
	Baidu Inc.	3.425%	4/7/30	5,467	5,015
	Baidu Inc.	2.375%	10/9/30	4,000	3,372
	Baidu Inc.	2.375%	8/23/31	10,340	8,622
[3]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	580	475
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1	1
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,630	4,487
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	4,046
	Booking Holdings Inc.	3.650%	3/15/25	9,977	9,995
	Booking Holdings Inc.	3.600%	6/1/26	16,856	16,598
	Booking Holdings Inc.	3.550%	3/15/28	8,951	8,621
	Booking Holdings Inc.	4.625%	4/13/30	20,041	19,946
	British Telecommunications plc	4.500%	12/4/23	5,450	5,476
	British Telecommunications plc	5.125%	12/4/28	6,000	5,992
	British Telecommunications plc	9.625%	12/15/30	33,338	41,470
[3]	Charter Communications Operating LLC	4.500%	2/1/24	16,879	16,983
	Charter Communications Operating LLC	4.908%	7/23/25	48,684	48,809

27

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.750%	2/15/28	30,201	27,805
Charter Communications Operating LLC	4.200%	3/15/28	17,770	16,610
Charter Communications Operating LLC	2.250%	1/15/29	17,430	14,344
Charter Communications Operating LLC	5.050%	3/30/29	21,758	20,982
Charter Communications Operating LLC	2.800%	4/1/31	20,419	16,360
Charter Communications Operating LLC	2.300%	2/1/32	10,552	7,995
Charter Communications Operating LLC	4.400%	4/1/33	6,525	5,845
Charter Communications Operating LLC	6.384%	10/23/35	39,697	40,066
Charter Communications Operating LLC	5.375%	4/1/38	11,428	10,180
Charter Communications Operating LLC	3.500%	6/1/41	13,905	9,787
Charter Communications Operating LLC	3.500%	3/1/42	19,335	13,461
Charter Communications Operating LLC	6.484%	10/23/45	42,961	41,830
Charter Communications Operating LLC	5.375%	5/1/47	33,834	28,962
Charter Communications Operating LLC	5.750%	4/1/48	33,789	30,385
Charter Communications Operating LLC	5.125%	7/1/49	16,508	13,778
Charter Communications Operating LLC	4.800%	3/1/50	38,215	30,276
Charter Communications Operating LLC	3.700%	4/1/51	35,769	24,301
Charter Communications Operating LLC	3.900%	6/1/52	24,740	17,270
Charter Communications Operating LLC	5.250%	4/1/53	6,100	5,203
Charter Communications Operating LLC	6.834%	10/23/55	11,824	11,961
Charter Communications Operating LLC	3.850%	4/1/61	23,978	15,754
Charter Communications Operating LLC	4.400%	12/1/61	17,759	12,842
Charter Communications Operating LLC	3.950%	6/30/62	17,810	11,871
Charter Communications Operating LLC	5.500%	4/1/63	6,025	5,139
Comcast Corp.	3.700%	4/15/24	20,305	20,365
Comcast Corp.	3.375%	2/15/25	26,782	26,589
Comcast Corp.	3.375%	8/15/25	34,039	33,637
Comcast Corp.	3.950%	10/15/25	40,172	40,377
Comcast Corp.	3.150%	3/1/26	23,260	22,677
Comcast Corp.	2.350%	1/15/27	31,291	29,188
Comcast Corp.	3.300%	2/1/27	18,663	18,150
Comcast Corp.	3.300%	4/1/27	14,414	13,958
Comcast Corp.	3.150%	2/15/28	20,121	19,179
Comcast Corp.	3.550%	5/1/28	3,280	3,181
Comcast Corp.	4.150%	10/15/28	54,461	54,323
Comcast Corp.	2.650%	2/1/30	24,207	21,618
Comcast Corp.	3.400%	4/1/30	19,965	18,711
Comcast Corp.	4.250%	10/15/30	25,735	25,363
Comcast Corp.	1.950%	1/15/31	20,250	16,843
Comcast Corp.	1.500%	2/15/31	15,273	12,261
Comcast Corp.	4.250%	1/15/33	23,429	23,020
Comcast Corp.	7.050%	3/15/33	6,799	8,168
Comcast Corp.	5.650%	6/15/35	6,356	6,923
Comcast Corp.	4.400%	8/15/35	13,375	12,974
Comcast Corp.	6.500%	11/15/35	5,612	6,549
Comcast Corp.	3.200%	7/15/36	13,485	11,439
Comcast Corp.	6.450%	3/15/37	14,039	16,577
Comcast Corp.	3.900%	3/1/38	7,533	6,828
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.600%	10/15/38	45,442	44,017
	Comcast Corp.	6.550%	7/1/39	1,060	1,272
	Comcast Corp.	3.250%	11/1/39	19,159	15,749
	Comcast Corp.	3.750%	4/1/40	20,634	18,097
	Comcast Corp.	4.650%	7/15/42	8,147	7,880
	Comcast Corp.	4.600%	8/15/45	17,859	16,961
	Comcast Corp.	3.400%	7/15/46	17,076	13,617
	Comcast Corp.	4.000%	8/15/47	23,822	20,671
	Comcast Corp.	3.969%	11/1/47	35,148	30,397
	Comcast Corp.	4.000%	3/1/48	15,758	13,741
	Comcast Corp.	4.700%	10/15/48	21,951	21,288
	Comcast Corp.	3.999%	11/1/49	18,281	15,967
	Comcast Corp.	3.450%	2/1/50	20,770	16,541
	Comcast Corp.	2.800%	1/15/51	21,418	15,139
	Comcast Corp.	2.887%	11/1/51	62,687	44,830
	Comcast Corp.	2.450%	8/15/52	16,482	10,929
	Comcast Corp.	4.049%	11/1/52	20,258	17,752
	Comcast Corp.	2.937%	11/1/56	71,658	49,727
	Comcast Corp.	4.950%	10/15/58	14,384	14,340
	Comcast Corp.	2.650%	8/15/62	11,640	7,491
	Comcast Corp.	2.987%	11/1/63	38,994	26,639
	Deutsche Telekom International Finance BV	8.750%	6/15/30	51,784	63,972
	Deutsche Telekom International Finance BV	9.250%	6/1/32	3,400	4,515
	Discovery Communications LLC	3.800%	3/13/24	5,609	5,581
	Discovery Communications LLC	3.900%	11/15/24	6,917	6,812
	Discovery Communications LLC	3.450%	3/15/25	4,594	4,436
	Discovery Communications LLC	3.950%	6/15/25	11,916	11,644
	Discovery Communications LLC	4.900%	3/11/26	13,120	13,142
	Discovery Communications LLC	3.950%	3/20/28	24,796	23,189
	Discovery Communications LLC	4.125%	5/15/29	12,074	11,091
	Discovery Communications LLC	5.000%	9/20/37	8,368	7,525
	Discovery Communications LLC	6.350%	6/1/40	8,756	8,652
	Discovery Communications LLC	4.875%	4/1/43	11,358	9,402
	Discovery Communications LLC	5.200%	9/20/47	11,690	10,020
	Discovery Communications LLC	5.300%	5/15/49	9,913	8,543
	Discovery Communications LLC	4.650%	5/15/50	13,300	10,456
	Discovery Communications LLC	4.000%	9/15/55	19,094	13,337
	Electronic Arts Inc.	4.800%	3/1/26	5,228	5,342
	Electronic Arts Inc.	1.850%	2/15/31	10,000	8,132
	Electronic Arts Inc.	2.950%	2/15/51	9,780	7,158
	Expedia Group Inc.	5.000%	2/15/26	24,340	24,362
	Expedia Group Inc.	4.625%	8/1/27	6,318	6,071
	Expedia Group Inc.	3.800%	2/15/28	13,350	12,176
	Expedia Group Inc.	3.250%	2/15/30	11,328	9,408
	Expedia Group Inc.	2.950%	3/15/31	14,040	11,192
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,436
	Fox Corp.	4.030%	1/25/24	18,727	18,727
	Fox Corp.	3.050%	4/7/25	7,054	6,838
	Fox Corp.	4.709%	1/25/29	29,917	29,376
	Fox Corp.	3.500%	4/8/30	7,889	7,160
	Fox Corp.	5.476%	1/25/39	17,120	16,626
	Fox Corp.	5.576%	1/25/49	21,545	20,997
	Grupo Televisa SAB	6.625%	3/18/25	2,765	2,912
	Grupo Televisa SAB	4.625%	1/30/26	2,825	2,835
	Grupo Televisa SAB	8.500%	3/11/32	610	753
	Grupo Televisa SAB	6.625%	1/15/40	10,456	11,285
	Grupo Televisa SAB	5.000%	5/13/45	25,912	24,089
	Grupo Televisa SAB	6.125%	1/31/46	6,071	6,694
	Grupo Televisa SAB	5.250%	5/24/49	7,669	7,584
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,178
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,684	5,619
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,191	7,062
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,980	5,647
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,175	1,626
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	7,260	7,088
	Koninklijke KPN NV	8.375%	10/1/30	8,650	10,340
[7]	Magallanes Inc.	3.428%	3/15/24	23,000	22,548

28

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Magallanes Inc.	3.528%	3/15/24	7,000	6,861
[7]	Magallanes Inc.	3.638%	3/15/25	22,821	22,149
[7]	Magallanes Inc.	3.788%	3/15/25	7,000	6,790
[7]	Magallanes Inc.	3.755%	3/15/27	52,000	48,802
[7]	Magallanes Inc.	4.054%	3/15/29	19,145	17,552
[7]	Magallanes Inc.	4.279%	3/15/32	65,180	58,231
[7]	Magallanes Inc.	5.050%	3/15/42	58,025	49,347
[7]	Magallanes Inc.	5.141%	3/15/52	89,200	74,887
[7]	Magallanes Inc.	5.391%	3/15/62	39,062	32,760
	NBCUniversal Media LLC	6.400%	4/30/40	1,140	1,341
	NBCUniversal Media LLC	4.450%	1/15/43	10,396	9,650
	Omnicom Group Inc.	3.650%	11/1/24	15,291	15,152
	Omnicom Group Inc.	3.600%	4/15/26	30,149	29,324
	Omnicom Group Inc.	2.450%	4/30/30	9,588	8,074
	Omnicom Group Inc.	4.200%	6/1/30	5,922	5,657
	Omnicom Group Inc.	2.600%	8/1/31	10,368	8,682
	Orange SA	9.000%	3/1/31	31,830	41,078
	Orange SA	5.375%	1/13/42	16,460	16,987
	Orange SA	5.500%	2/6/44	5,799	6,101
	Paramount Global	4.750%	5/15/25	8,158	8,243
	Paramount Global	4.000%	1/15/26	12,804	12,514
	Paramount Global	2.900%	1/15/27	17,618	16,233
	Paramount Global	3.375%	2/15/28	7,698	7,074
	Paramount Global	3.700%	6/1/28	6,214	5,791
	Paramount Global	4.200%	6/1/29	6,541	6,158
	Paramount Global	7.875%	7/30/30	7,161	8,192
	Paramount Global	4.950%	1/15/31	28,850	27,474
	Paramount Global	4.200%	5/19/32	19,605	17,377
	Paramount Global	5.500%	5/15/33	4,321	4,191
	Paramount Global	6.875%	4/30/36	13,747	14,286
	Paramount Global	5.900%	10/15/40	5,198	4,880
	Paramount Global	4.850%	7/1/42	11,910	9,912
	Paramount Global	4.375%	3/15/43	22,425	17,370
	Paramount Global	5.850%	9/1/43	16,507	15,418
	Paramount Global	5.250%	4/1/44	520	445
	Paramount Global	4.900%	8/15/44	7,171	5,811
	Paramount Global	4.600%	1/15/45	7,255	5,704
	Paramount Global	4.950%	5/19/50	12,205	10,250
	Rogers Communications Inc.	4.100%	10/1/23	6,442	6,473
[7]	Rogers Communications Inc.	2.950%	3/15/25	12,880	12,453
	Rogers Communications Inc.	3.625%	12/15/25	6,684	6,545
	Rogers Communications Inc.	2.900%	11/15/26	13,874	13,103
[7]	Rogers Communications Inc.	3.200%	3/15/27	9,835	9,335
[7]	Rogers Communications Inc.	3.800%	3/15/32	26,274	24,062
	Rogers Communications Inc.	7.500%	8/15/38	3,184	3,839
[7]	Rogers Communications Inc.	4.500%	3/15/42	17,755	15,803
	Rogers Communications Inc.	4.500%	3/15/43	10,727	9,218
	Rogers Communications Inc.	5.000%	3/15/44	6,367	5,916
	Rogers Communications Inc.	4.300%	2/15/48	5,285	4,427
	Rogers Communications Inc.	4.350%	5/1/49	15,254	12,958
	Rogers Communications Inc.	3.700%	11/15/49	6,175	4,704
[7]	Rogers Communications Inc.	4.550%	3/15/52	20,300	17,900
	Take-Two Interactive Software Inc.	3.300%	3/28/24	6,000	5,925
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,004	4,922
	Take-Two Interactive Software Inc.	3.700%	4/14/27	5,000	4,851
	Take-Two Interactive Software Inc.	4.000%	4/14/32	4,195	3,939
	TCI Communications Inc.	7.875%	2/15/26	7,929	8,901
	TCI Communications Inc.	7.125%	2/15/28	6,786	7,661
	Telefonica Emisiones SA	4.103%	3/8/27	18,971	18,585
	Telefonica Emisiones SA	7.045%	6/20/36	27,076	30,571
	Telefonica Emisiones SA	4.665%	3/6/38	18,245	16,247
	Telefonica Emisiones SA	5.213%	3/8/47	31,967	28,507
	Telefonica Emisiones SA	4.895%	3/6/48	15,863	13,566
	Telefonica Emisiones SA	5.520%	3/1/49	20,723	19,256
	Telefonica Europe BV	8.250%	9/15/30	10,916	13,056
	TELUS Corp.	2.800%	2/16/27	9,938	9,456
	TELUS Corp.	3.400%	5/13/32	7,125	6,404
	TELUS Corp.	4.600%	11/16/48	2,737	2,552
	TELUS Corp.	4.300%	6/15/49	13,834	12,382
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tencent Music Entertainment Group	2.000%	9/3/30	10,259	8,035
	Thomson Reuters Corp.	4.300%	11/23/23	9,389	9,462
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	5,922
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,507
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	3,979
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,573
	Time Warner Cable LLC	6.550%	5/1/37	19,756	19,782
	Time Warner Cable LLC	7.300%	7/1/38	23,406	24,523
	Time Warner Cable LLC	6.750%	6/15/39	25,949	25,985
	Time Warner Cable LLC	5.875%	11/15/40	24,427	22,406
	Time Warner Cable LLC	5.500%	9/1/41	20,531	18,061
	Time Warner Cable LLC	4.500%	9/15/42	23,535	18,455
	Time Warner Entertainment Co. LP	8.375%	7/15/33	9,943	11,470
	T-Mobile USA Inc.	3.500%	4/15/25	40,485	39,639
	T-Mobile USA Inc.	1.500%	2/15/26	16,890	15,277
	T-Mobile USA Inc.	3.750%	4/15/27	55,300	53,198
	T-Mobile USA Inc.	2.050%	2/15/28	24,226	21,054
[7]	T-Mobile USA Inc.	2.400%	3/15/29	3,440	2,981
	T-Mobile USA Inc.	3.875%	4/15/30	87,707	81,886
	T-Mobile USA Inc.	2.550%	2/15/31	36,089	30,360
	T-Mobile USA Inc.	2.250%	11/15/31	9,405	7,639
[7]	T-Mobile USA Inc.	2.700%	3/15/32	6,180	5,204
	T-Mobile USA Inc.	4.375%	4/15/40	32,610	29,198
	T-Mobile USA Inc.	3.000%	2/15/41	30,440	22,615
	T-Mobile USA Inc.	4.500%	4/15/50	40,296	35,801
	T-Mobile USA Inc.	3.300%	2/15/51	39,971	29,172
[7]	T-Mobile USA Inc.	3.400%	10/15/52	22,475	16,575
	T-Mobile USA Inc.	3.600%	11/15/60	15,565	11,372
[7]	T-Mobile USA Inc.	3.600%	11/15/60	9,895	7,212
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,221	17,931
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	10,858
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,668	13,552
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,534	1,467
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,369	7,563
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,725	10,976
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,939	11,797
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,432	9,734
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	9,025	8,185
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,965	2,267
	VeriSign Inc.	4.750%	7/15/27	267	261
	VeriSign Inc.	2.700%	6/15/31	8,727	7,029
	Verizon Communications Inc.	3.376%	2/15/25	16,698	16,592
	Verizon Communications Inc.	0.850%	11/20/25	20,736	18,801
	Verizon Communications Inc.	1.450%	3/20/26	25,260	23,126
	Verizon Communications Inc.	2.625%	8/15/26	32,055	30,299
	Verizon Communications Inc.	4.125%	3/16/27	37,931	37,844
	Verizon Communications Inc.	3.000%	3/22/27	4,422	4,203
	Verizon Communications Inc.	2.100%	3/22/28	43,231	38,398
	Verizon Communications Inc.	4.329%	9/21/28	57,348	57,076
	Verizon Communications Inc.	3.875%	2/8/29	3,028	2,928
	Verizon Communications Inc.	4.016%	12/3/29	52,538	50,971
	Verizon Communications Inc.	3.150%	3/22/30	22,754	20,686
	Verizon Communications Inc.	1.500%	9/18/30	8,675	6,938
	Verizon Communications Inc.	1.680%	10/30/30	30,661	24,668
	Verizon Communications Inc.	1.750%	1/20/31	29,928	24,036
	Verizon Communications Inc.	2.550%	3/21/31	58,025	49,624
	Verizon Communications Inc.	2.355%	3/15/32	64,778	53,737
	Verizon Communications Inc.	4.500%	8/10/33	39,051	38,068
	Verizon Communications Inc.	4.400%	11/1/34	39,410	37,821
	Verizon Communications Inc.	5.850%	9/15/35	1,000	1,088
	Verizon Communications Inc.	4.272%	1/15/36	18,919	17,827
	Verizon Communications Inc.	5.250%	3/16/37	30,900	31,930
	Verizon Communications Inc.	4.812%	3/15/39	18,890	18,588
	Verizon Communications Inc.	2.650%	11/20/40	36,252	26,585
	Verizon Communications Inc.	3.400%	3/22/41	50,279	40,919
	Verizon Communications Inc.	2.850%	9/3/41	14,075	10,551
	Verizon Communications Inc.	4.750%	11/1/41	6,695	6,415
	Verizon Communications Inc.	3.850%	11/1/42	1,000	848

29

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.125%	8/15/46	18,562	16,550
Verizon Communications Inc.	4.862%	8/21/46	26,898	26,507
Verizon Communications Inc.	5.500%	3/16/47	2,300	2,476
Verizon Communications Inc.	4.522%	9/15/48	54,625	51,716
Verizon Communications Inc.	4.000%	3/22/50	19,569	16,895
Verizon Communications Inc.	2.875%	11/20/50	35,023	24,856
Verizon Communications Inc.	3.550%	3/22/51	57,528	46,123
Verizon Communications Inc.	5.012%	8/21/54	325	333
Verizon Communications Inc.	2.987%	10/30/56	62,517	43,424
Verizon Communications Inc.	3.000%	11/20/60	18,963	12,913
Verizon Communications Inc.	3.700%	3/22/61	46,120	36,216
Vodafone Group plc	3.750%	1/16/24	22,450	22,551
Vodafone Group plc	4.125%	5/30/25	19,277	19,351
Vodafone Group plc	4.375%	5/30/28	42,481	42,240
Vodafone Group plc	7.875%	2/15/30	3,008	3,542
Vodafone Group plc	6.150%	2/27/37	9,765	10,540
Vodafone Group plc	5.000%	5/30/38	29,985	28,711
Vodafone Group plc	4.375%	2/19/43	17,613	15,300
Vodafone Group plc	5.250%	5/30/48	32,102	30,525
Vodafone Group plc	4.875%	6/19/49	23,367	21,488
Vodafone Group plc	4.250%	9/17/50	19,886	16,613
Vodafone Group plc	5.125%	6/19/59	6,277	5,803
Walt Disney Co.	1.750%	8/30/24	16,337	15,739
Walt Disney Co.	3.700%	9/15/24	8,626	8,639
Walt Disney Co.	3.350%	3/24/25	16,494	16,369
Walt Disney Co.	3.700%	10/15/25	13,695	13,682
Walt Disney Co.	1.750%	1/13/26	18,660	17,394
Walt Disney Co.	3.375%	11/15/26	10,134	9,902
Walt Disney Co.	3.700%	3/23/27	7,042	6,967
Walt Disney Co.	2.200%	1/13/28	14,646	13,274
Walt Disney Co.	2.000%	9/1/29	28,114	24,145
Walt Disney Co.	3.800%	3/22/30	16,645	16,075
Walt Disney Co.	2.650%	1/13/31	23,798	20,950
Walt Disney Co.	6.550%	3/15/33	13,018	15,046
Walt Disney Co.	6.200%	12/15/34	13,186	15,028
Walt Disney Co.	6.400%	12/15/35	17,890	20,800
Walt Disney Co.	6.150%	3/1/37	18,723	21,175
Walt Disney Co.	6.650%	11/15/37	5,890	7,017
Walt Disney Co.	4.625%	3/23/40	11,945	11,695
Walt Disney Co.	3.500%	5/13/40	21,620	18,462
Walt Disney Co.	6.150%	2/15/41	194	222
Walt Disney Co.	5.400%	10/1/43	8,425	8,886
Walt Disney Co.	4.750%	9/15/44	16,769	16,358
Walt Disney Co.	4.950%	10/15/45	2,381	2,383
Walt Disney Co.	4.750%	11/15/46	7,028	6,882
Walt Disney Co.	2.750%	9/1/49	26,093	18,684
Walt Disney Co.	4.700%	3/23/50	20,468	20,263
Walt Disney Co.	3.600%	1/13/51	26,558	22,174
Walt Disney Co.	3.800%	5/13/60	13,600	11,365
Weibo Corp.	3.500%	7/5/24	10,075	9,808
Weibo Corp.	3.375%	7/8/30	11,790	9,704
WPP Finance 2010	3.750%	9/19/24	10,465	10,229
				6,477,428
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,853	10,793
Alibaba Group Holding Ltd.	3.600%	11/28/24	28,603	28,432
Alibaba Group Holding Ltd.	3.400%	12/6/27	33,403	31,924
Alibaba Group Holding Ltd.	2.125%	2/9/31	16,281	13,471
Alibaba Group Holding Ltd.	4.500%	11/28/34	8,766	8,204
Alibaba Group Holding Ltd.	4.000%	12/6/37	22,710	19,629
Alibaba Group Holding Ltd.	2.700%	2/9/41	10,740	7,429
Alibaba Group Holding Ltd.	4.200%	12/6/47	20,440	16,925
Alibaba Group Holding Ltd.	3.150%	2/9/51	19,611	13,418
Alibaba Group Holding Ltd.	4.400%	12/6/57	14,397	11,818
Alibaba Group Holding Ltd.	3.250%	2/9/61	13,492	8,993
Amazon.com Inc.	2.730%	4/13/24	7,500	7,457
Amazon.com Inc.	0.450%	5/12/24	33,250	31,652
Amazon.com Inc.	2.800%	8/22/24	24,180	23,966
Amazon.com Inc.	3.800%	12/5/24	7,218	7,299
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.000%	4/13/25	13,025	12,940
	Amazon.com Inc.	0.800%	6/3/25	11,190	10,415
	Amazon.com Inc.	5.200%	12/3/25	18,953	19,894
	Amazon.com Inc.	1.000%	5/12/26	10,331	9,398
	Amazon.com Inc.	3.300%	4/13/27	20,500	20,120
	Amazon.com Inc.	1.200%	6/3/27	25,909	23,073
	Amazon.com Inc.	3.150%	8/22/27	36,904	35,948
	Amazon.com Inc.	1.650%	5/12/28	43,270	38,399
	Amazon.com Inc.	3.450%	4/13/29	28,782	28,015
	Amazon.com Inc.	2.100%	5/12/31	52,240	44,744
	Amazon.com Inc.	3.600%	4/13/32	20,700	19,950
	Amazon.com Inc.	4.800%	12/5/34	18,405	19,303
	Amazon.com Inc.	3.875%	8/22/37	71,273	67,347
	Amazon.com Inc.	2.875%	5/12/41	27,348	21,929
	Amazon.com Inc.	4.950%	12/5/44	11,306	11,898
	Amazon.com Inc.	4.050%	8/22/47	46,328	43,444
	Amazon.com Inc.	2.500%	6/3/50	35,841	25,378
	Amazon.com Inc.	3.100%	5/12/51	32,508	25,642
	Amazon.com Inc.	3.950%	4/13/52	9,375	8,634
	Amazon.com Inc.	4.250%	8/22/57	23,920	22,459
	Amazon.com Inc.	2.700%	6/3/60	27,305	18,475
	Amazon.com Inc.	3.250%	5/12/61	28,150	21,464
	Amazon.com Inc.	4.100%	4/13/62	8,080	7,311
[3]	American Honda Finance Corp.	0.875%	7/7/23	24,100	23,506
[3]	American Honda Finance Corp.	3.450%	7/14/23	5,373	5,376
[3]	American Honda Finance Corp.	0.650%	9/8/23	7,338	7,119
[3]	American Honda Finance Corp.	3.625%	10/10/23	2,682	2,690
[3]	American Honda Finance Corp.	3.550%	1/12/24	4,150	4,156
[3]	American Honda Finance Corp.	2.900%	2/16/24	13,973	13,843
[3]	American Honda Finance Corp.	2.400%	6/27/24	9,299	9,092
[3]	American Honda Finance Corp.	0.550%	7/12/24	11,110	10,453
[3]	American Honda Finance Corp.	2.150%	9/10/24	9,986	9,676
[3]	American Honda Finance Corp.	1.200%	7/8/25	6,030	5,569
[3]	American Honda Finance Corp.	1.000%	9/10/25	9,884	9,009
[3]	American Honda Finance Corp.	1.300%	9/9/26	1,284	1,159
[3]	American Honda Finance Corp.	2.300%	9/9/26	7,883	7,375
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,980	4,637
[3]	American Honda Finance Corp.	2.000%	3/24/28	13,481	11,954
[3]	American Honda Finance Corp.	2.250%	1/12/29	3,655	3,230
[3]	American Honda Finance Corp.	1.800%	1/13/31	14,688	12,062
[3]	American University	3.672%	4/1/49	6,734	5,755
	Aptiv plc	4.350%	3/15/29	2,025	1,917
	Aptiv plc	4.400%	10/1/46	4,245	3,346
	Aptiv plc	5.400%	3/15/49	4,975	4,556
	Aptiv plc	3.100%	12/1/51	17,690	11,414
	Aptiv plc	4.150%	5/1/52	10,400	7,965
	AutoNation Inc.	3.500%	11/15/24	5,183	5,023
	AutoNation Inc.	4.500%	10/1/25	6,029	6,024
	AutoNation Inc.	3.800%	11/15/27	8,025	7,561
	AutoNation Inc.	1.950%	8/1/28	255	213
	AutoNation Inc.	4.750%	6/1/30	1,670	1,568
	AutoNation Inc.	2.400%	8/1/31	3,511	2,698
	AutoZone Inc.	3.125%	7/15/23	2,639	2,627
	AutoZone Inc.	3.125%	4/18/24	5,500	5,437
	AutoZone Inc.	3.250%	4/15/25	7,735	7,582
	AutoZone Inc.	3.125%	4/21/26	10,180	9,807
	AutoZone Inc.	3.750%	6/1/27	12,062	11,704
	AutoZone Inc.	3.750%	4/18/29	10,069	9,509
	AutoZone Inc.	4.000%	4/15/30	16,040	15,226
	AutoZone Inc.	1.650%	1/15/31	8,299	6,502
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	10,052
	Best Buy Co. Inc.	1.950%	10/1/30	4,282	3,402
	BorgWarner Inc.	3.375%	3/15/25	5,966	5,848
	BorgWarner Inc.	2.650%	7/1/27	14,005	12,736
	BorgWarner Inc.	4.375%	3/15/45	6,815	5,520
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	6,806	5,426
	Brunswick Corp.	0.850%	8/18/24	4,500	4,153

30

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brunswick Corp.	2.400%	8/18/31	11,300	8,369
	Brunswick Corp.	4.400%	9/15/32	7,000	6,055
	Brunswick Corp.	5.100%	4/1/52	5,000	3,714
[3]	California Endowment	2.498%	4/1/51	3,815	2,724
	California Institute of Technology	4.321%	8/1/45	1,115	1,109
	California Institute of Technology	4.700%	11/1/11	8,580	8,227
	California Institute of Technology	3.650%	9/1/19	6,375	4,754
[3]	Case Western Reserve University	5.405%	6/1/22	2,400	2,452
	Choice Hotels International Inc.	3.700%	12/1/29	1,274	1,126
	Choice Hotels International Inc.	3.700%	1/15/31	900	790
	Claremont Mckenna College	3.775%	1/1/22	10,400	7,439
	Cleveland Clinic Foundation	4.858%	1/1/14	4,905	4,717
[7]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,707
	Daimler Finance North America LLC	8.500%	1/18/31	8,509	10,766
[7]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	2,551
	Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,341
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,360
	Dick's Sporting Goods Inc.	3.150%	1/15/32	3,300	2,613
	Dick's Sporting Goods Inc.	4.100%	1/15/52	10,060	6,679
	DR Horton Inc.	5.750%	8/15/23	7,932	8,080
	DR Horton Inc.	2.500%	10/15/24	10,418	9,951
	DR Horton Inc.	2.600%	10/15/25	8,324	7,830
	DR Horton Inc.	1.400%	10/15/27	3,922	3,278
[3]	Duke University	2.682%	10/1/44	9,500	7,299
[3]	Duke University	2.832%	10/1/55	11,720	8,922
	eBay Inc.	3.450%	8/1/24	8,346	8,262
	eBay Inc.	1.900%	3/11/25	12,900	12,133
	eBay Inc.	1.400%	5/10/26	9,670	8,702
	eBay Inc.	3.600%	6/5/27	12,887	12,390
	eBay Inc.	2.700%	3/11/30	18,458	15,753
	eBay Inc.	2.600%	5/10/31	10,915	9,067
	eBay Inc.	4.000%	7/15/42	9,480	8,063
	eBay Inc.	3.650%	5/10/51	13,100	10,104
[3]	Emory University	2.143%	9/1/30	10,200	8,919
[3]	Emory University	2.969%	9/1/50	4,475	3,547
[3]	Ford Foundation	2.415%	6/1/50	5,025	3,491
[3]	Ford Foundation	2.815%	6/1/70	10,450	7,109
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,194
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,201	9,085
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	7,018
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	5,300	4,693
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	4,180	3,232
	General Motors Co.	4.875%	10/2/23	19,615	19,801
	General Motors Co.	5.400%	10/2/23	2,355	2,391
	General Motors Co.	4.000%	4/1/25	6,546	6,458
	General Motors Co.	6.125%	10/1/25	3,836	3,967
	General Motors Co.	5.000%	10/1/28	9,489	9,195
	General Motors Co.	5.000%	4/1/35	19,686	17,636
	General Motors Co.	6.600%	4/1/36	16,586	16,815
	General Motors Co.	5.150%	4/1/38	13,914	12,183
	General Motors Co.	6.250%	10/2/43	29,452	28,083
	General Motors Co.	5.200%	4/1/45	13,737	11,570
	General Motors Co.	6.750%	4/1/46	17,117	17,266
	General Motors Co.	5.400%	4/1/48	16,477	14,429
	General Motors Financial Co. Inc.	1.700%	8/18/23	16,975	16,564
	General Motors Financial Co. Inc.	5.100%	1/17/24	17,508	17,683
	General Motors Financial Co. Inc.	1.050%	3/8/24	6,145	5,821
	General Motors Financial Co. Inc.	3.950%	4/13/24	17,400	17,264
	General Motors Financial Co. Inc.	3.500%	11/7/24	20,848	20,376
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,877	27,492
	General Motors Financial Co. Inc.	2.900%	2/26/25	31,863	30,407
	General Motors Financial Co. Inc.	3.800%	4/7/25	6,305	6,156
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.350%	4/9/25	14,810	14,638
	General Motors Financial Co. Inc.	2.750%	6/20/25	9,946	9,372
	General Motors Financial Co. Inc.	4.300%	7/13/25	33,810	33,279
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,228	8,990
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,955	12,977
	General Motors Financial Co. Inc.	1.500%	6/10/26	25,060	21,909
	General Motors Financial Co. Inc.	4.000%	10/6/26	24,450	23,354
	General Motors Financial Co. Inc.	4.350%	1/17/27	24,836	23,829
	General Motors Financial Co. Inc.	5.000%	4/9/27	14,000	13,732
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,656	7,601
	General Motors Financial Co. Inc.	3.850%	1/5/28	8,018	7,353
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,250	11,202
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,681	10,648
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,050	15,709
	General Motors Financial Co. Inc.	3.600%	6/21/30	12,115	10,490
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,973	1,532
	General Motors Financial Co. Inc.	2.700%	6/10/31	5,000	3,953
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,165	4,151
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,416
	Genuine Parts Co.	1.875%	11/1/30	7,121	5,618
[3]	George Washington University	4.300%	9/15/44	5,370	5,005
	George Washington University	4.868%	9/15/45	4,105	4,151
[3]	George Washington University	4.126%	9/15/48	10,260	9,413
[3]	Georgetown University	4.315%	4/1/49	4,350	3,970
[3]	Georgetown University	2.943%	4/1/50	8,385	5,915
[3]	Georgetown University	5.215%	10/1/18	3,412	3,240
	Harley-Davidson Inc.	3.500%	7/28/25	8,575	8,294
	Harley-Davidson Inc.	4.625%	7/28/45	13,150	10,102
	Hasbro Inc.	3.000%	11/19/24	1,687	1,641
	Hasbro Inc.	3.550%	11/19/26	13,516	12,915
	Hasbro Inc.	3.500%	9/15/27	5,636	5,321
	Hasbro Inc.	3.900%	11/19/29	7,539	6,923
	Hasbro Inc.	6.350%	3/15/40	3,554	3,647
	Hasbro Inc.	5.100%	5/15/44	11,912	10,695
	Home Depot Inc.	3.750%	2/15/24	17,430	17,569
	Home Depot Inc.	2.700%	4/15/25	3,100	3,043
	Home Depot Inc.	3.350%	9/15/25	3,243	3,223
	Home Depot Inc.	3.000%	4/1/26	15,056	14,776
	Home Depot Inc.	2.125%	9/15/26	12,188	11,538
	Home Depot Inc.	2.500%	4/15/27	19,725	18,676
	Home Depot Inc.	2.800%	9/14/27	23,356	22,274
	Home Depot Inc.	0.900%	3/15/28	2,072	1,765
	Home Depot Inc.	1.500%	9/15/28	4,120	3,592
	Home Depot Inc.	3.900%	12/6/28	10,718	10,722
	Home Depot Inc.	2.950%	6/15/29	24,701	23,084
	Home Depot Inc.	2.700%	4/15/30	31,874	28,933
	Home Depot Inc.	1.375%	3/15/31	22,811	18,392
	Home Depot Inc.	1.875%	9/15/31	13,086	10,905
	Home Depot Inc.	3.250%	4/15/32	16,950	15,810
	Home Depot Inc.	5.875%	12/16/36	32,377	37,191
	Home Depot Inc.	3.300%	4/15/40	19,739	16,753
	Home Depot Inc.	5.400%	9/15/40	8,640	9,262
	Home Depot Inc.	5.950%	4/1/41	8,645	9,864
	Home Depot Inc.	4.200%	4/1/43	25,868	24,191
	Home Depot Inc.	4.875%	2/15/44	13,326	13,541
	Home Depot Inc.	4.400%	3/15/45	5,136	4,912
	Home Depot Inc.	4.250%	4/1/46	18,863	17,764
	Home Depot Inc.	3.900%	6/15/47	15,403	13,788
	Home Depot Inc.	4.500%	12/6/48	4,230	4,127
	Home Depot Inc.	3.125%	12/15/49	31,763	24,763
	Home Depot Inc.	3.350%	4/15/50	23,432	18,985
	Home Depot Inc.	2.375%	3/15/51	10,995	7,428
	Home Depot Inc.	2.750%	9/15/51	11,299	8,218
	Home Depot Inc.	3.625%	4/15/52	18,400	15,764
	Home Depot Inc.	3.500%	9/15/56	13,706	11,189
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,810
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,040	11,702
	Hyatt Hotels Corp.	3.375%	7/15/23	5,561	5,440
	Hyatt Hotels Corp.	1.300%	10/1/23	4,330	4,189

31

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	1.800%	10/1/24	2,045	1,936
	Hyatt Hotels Corp.	4.850%	3/15/26	7,202	7,176
	Hyatt Hotels Corp.	4.375%	9/15/28	9,773	9,224
	Hyatt Hotels Corp.	6.000%	4/23/30	11,123	11,176
	JD.com Inc.	3.875%	4/29/26	6,620	6,487
	JD.com Inc.	3.375%	1/14/30	9,626	8,800
	JD.com Inc.	4.125%	1/14/50	4,840	3,753
[3]	Johns Hopkins University	4.083%	7/1/53	4,669	4,464
[3]	Johns Hopkins University	2.813%	1/1/60	5,750	4,137
	Kohl's Corp.	3.375%	5/1/31	7,282	6,303
	Kohl's Corp.	5.550%	7/17/45	4,441	3,834
	Lear Corp.	3.800%	9/15/27	1,451	1,371
	Lear Corp.	4.250%	5/15/29	9,879	9,141
	Lear Corp.	3.500%	5/30/30	6,230	5,423
	Lear Corp.	2.600%	1/15/32	3,060	2,386
	Lear Corp.	5.250%	5/15/49	6,977	6,049
	Lear Corp.	3.550%	1/15/52	1,320	869
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,557
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	13,677
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,241
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	6,063
	Leland Stanford Junior University	1.289%	6/1/27	4,908	4,401
	Leland Stanford Junior University	3.647%	5/1/48	14,091	13,069
	Leland Stanford Junior University	2.413%	6/1/50	2,521	1,810
	Lennar Corp.	4.875%	12/15/23	3,700	3,734
	Lennar Corp.	4.500%	4/30/24	21,804	21,761
	Lennar Corp.	4.750%	5/30/25	9,230	9,259
	Lennar Corp.	5.250%	6/1/26	18,340	18,495
	Lennar Corp.	4.750%	11/29/27	16,997	16,555
	Lowe's Cos. Inc.	3.875%	9/15/23	14,801	14,878
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	9,577
	Lowe's Cos. Inc.	4.000%	4/15/25	5,162	5,189
	Lowe's Cos. Inc.	3.375%	9/15/25	17,098	16,800
	Lowe's Cos. Inc.	2.500%	4/15/26	14,649	13,863
	Lowe's Cos. Inc.	3.350%	4/1/27	7,894	7,603
	Lowe's Cos. Inc.	3.100%	5/3/27	11,865	11,269
	Lowe's Cos. Inc.	1.300%	4/15/28	8,869	7,498
	Lowe's Cos. Inc.	1.700%	9/15/28	11,042	9,413
	Lowe's Cos. Inc.	6.500%	3/15/29	1,540	1,705
	Lowe's Cos. Inc.	3.650%	4/5/29	22,276	21,048
	Lowe's Cos. Inc.	4.500%	4/15/30	6,489	6,415
	Lowe's Cos. Inc.	1.700%	10/15/30	14,965	12,019
	Lowe's Cos. Inc.	2.625%	4/1/31	25,030	21,440
	Lowe's Cos. Inc.	3.750%	4/1/32	34,280	31,813
	Lowe's Cos. Inc.	5.000%	4/15/40	8,968	8,729
	Lowe's Cos. Inc.	2.800%	9/15/41	6,455	4,676
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	937
	Lowe's Cos. Inc.	3.700%	4/15/46	17,078	13,720
	Lowe's Cos. Inc.	4.050%	5/3/47	23,832	19,961
	Lowe's Cos. Inc.	4.550%	4/5/49	15,951	14,521
	Lowe's Cos. Inc.	5.125%	4/15/50	7,460	7,312
	Lowe's Cos. Inc.	3.000%	10/15/50	13,417	9,355
	Lowe's Cos. Inc.	3.500%	4/1/51	6,540	4,986
	Lowe's Cos. Inc.	4.250%	4/1/52	20,802	18,005
	Lowe's Cos. Inc.	4.450%	4/1/62	27,635	23,617
	Magna International Inc.	3.625%	6/15/24	17,953	17,845
	Magna International Inc.	4.150%	10/1/25	3,914	3,926
	Magna International Inc.	2.450%	6/15/30	5,581	4,759
	Marriott International Inc.	2.125%	10/3/22	5,805	5,783
	Marriott International Inc.	3.750%	3/15/25	8,621	8,510
[3]	Marriott International Inc.	5.750%	5/1/25	1,198	1,241
	Marriott International Inc.	3.750%	10/1/25	6,926	6,784
[3]	Marriott International Inc.	3.125%	6/15/26	10,142	9,648
[3]	Marriott International Inc.	4.000%	4/15/28	10,566	10,046
[3]	Marriott International Inc.	4.650%	12/1/28	3,900	3,814
[3]	Marriott International Inc.	4.625%	6/15/30	12,048	11,491
[3]	Marriott International Inc.	2.850%	4/15/31	18,333	15,208
[3]	Marriott International Inc.	3.500%	10/15/32	19,435	16,754
	Masco Corp.	3.500%	11/15/27	7,352	6,968
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	1.500%	2/15/28	8,005	6,721
	Masco Corp.	2.000%	10/1/30	4,081	3,223
	Masco Corp.	2.000%	2/15/31	5,313	4,171
	Masco Corp.	4.500%	5/15/47	9,555	8,142
	Masco Corp.	3.125%	2/15/51	2,824	1,923
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	7,712
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	4,750	3,865
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	300	207
	Massachusetts Institute of Technology	3.067%	4/1/52	6,400	5,231
	Massachusetts Institute of Technology	5.600%	7/1/11	10,761	12,739
	Massachusetts Institute of Technology	4.678%	7/1/14	7,246	7,219
	Massachusetts Institute of Technology	3.885%	7/1/16	6,240	5,233
[3]	McDonald's Corp.	3.250%	6/10/24	3,414	3,406
[3]	McDonald's Corp.	3.375%	5/26/25	12,138	12,026
[3]	McDonald's Corp.	3.300%	7/1/25	6,693	6,635
[3]	McDonald's Corp.	1.450%	9/1/25	1,955	1,822
[3]	McDonald's Corp.	3.700%	1/30/26	19,737	19,726
[3]	McDonald's Corp.	3.500%	3/1/27	14,034	13,740
[3]	McDonald's Corp.	3.500%	7/1/27	7,765	7,606
[3]	McDonald's Corp.	3.800%	4/1/28	25,900	25,429
[3]	McDonald's Corp.	2.625%	9/1/29	16,806	15,067
[3]	McDonald's Corp.	2.125%	3/1/30	8,347	7,151
[3]	McDonald's Corp.	3.600%	7/1/30	9,106	8,671
[3]	McDonald's Corp.	4.700%	12/9/35	14,030	13,977
[3]	McDonald's Corp.	6.300%	10/15/37	5,791	6,626
[3]	McDonald's Corp.	6.300%	3/1/38	11,574	13,212
[3]	McDonald's Corp.	5.700%	2/1/39	14,105	15,266
[3]	McDonald's Corp.	4.875%	7/15/40	1,206	1,176
[3]	McDonald's Corp.	3.700%	2/15/42	8,775	7,400
[3]	McDonald's Corp.	3.625%	5/1/43	5,529	4,574
[3]	McDonald's Corp.	4.600%	5/26/45	7,432	7,019
[3]	McDonald's Corp.	4.875%	12/9/45	24,215	23,755
[3]	McDonald's Corp.	4.450%	3/1/47	13,431	12,497
[3]	McDonald's Corp.	4.450%	9/1/48	4,583	4,258
[3]	McDonald's Corp.	3.625%	9/1/49	23,013	18,866
[3]	McDonald's Corp.	4.200%	4/1/50	11,540	10,372
	MDC Holdings Inc.	6.000%	1/15/43	8,696	7,150
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	5,836
	NIKE Inc.	2.400%	3/27/25	7,895	7,703
	NIKE Inc.	2.375%	11/1/26	13,728	13,062
	NIKE Inc.	2.750%	3/27/27	7,375	7,097
	NIKE Inc.	2.850%	3/27/30	15,278	14,028
	NIKE Inc.	3.250%	3/27/40	11,481	9,833
	NIKE Inc.	3.625%	5/1/43	6,842	6,040
	NIKE Inc.	3.875%	11/1/45	3,229	2,966
	NIKE Inc.	3.375%	11/1/46	5,945	5,093
	NIKE Inc.	3.375%	3/27/50	22,806	19,395
[3]	Northwestern University	4.643%	12/1/44	11,320	11,615
[3]	Northwestern University	2.640%	12/1/50	4,242	3,083
[3]	Northwestern University	3.662%	12/1/57	5,372	4,654
	NVR Inc.	3.000%	5/15/30	11,700	10,043
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	5,341
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,694	20,000
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,194
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,300	5,963
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,833	5,628
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,150	3,282
	Owens Corning	4.200%	12/1/24	10,215	10,196
	Owens Corning	3.400%	8/15/26	5,350	5,103
	Owens Corning	3.950%	8/15/29	5,850	5,423
	Owens Corning	3.875%	6/1/30	5,000	4,574
	Owens Corning	7.000%	12/1/36	409	449
	Owens Corning	4.300%	7/15/47	9,025	7,394

32

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owens Corning	4.400%	1/30/48	4,425	3,653
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	127
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	6,534
	President & Fellows of Harvard College	3.150%	7/15/46	8,470	7,215
	President & Fellows of Harvard College	2.517%	10/15/50	9,395	6,870
	President & Fellows of Harvard College	3.745%	11/15/52	6,400	6,030
	President & Fellows of Harvard College	3.300%	7/15/56	3,589	3,050
	PulteGroup Inc.	5.500%	3/1/26	7,650	7,783
	PulteGroup Inc.	5.000%	1/15/27	20,369	20,363
	PulteGroup Inc.	7.875%	6/15/32	250	284
	PulteGroup Inc.	6.375%	5/15/33	5,310	5,455
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,128
	Ralph Lauren Corp.	3.750%	9/15/25	5,406	5,385
	Ralph Lauren Corp.	2.950%	6/15/30	11,367	9,993
[3]	Rockefeller Foundation	2.492%	10/1/50	14,850	10,768
	Ross Stores Inc.	4.600%	4/15/25	11,134	11,260
	Sands China Ltd.	3.800%	1/8/26	3,170	2,531
	Sands China Ltd.	5.400%	8/8/28	4,028	3,100
	Snap-on Inc.	3.250%	3/1/27	2,667	2,603
	Snap-on Inc.	4.100%	3/1/48	3,824	3,483
	Snap-on Inc.	3.100%	5/1/50	8,576	6,704
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,201	9,030
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,248	2,240
	Stanley Black & Decker Inc.	2.300%	3/15/30	21,480	18,429
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,685	7,814
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,995	5,968
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	7,429	6,472
	Starbucks Corp.	3.850%	10/1/23	9,492	9,561
	Starbucks Corp.	3.800%	8/15/25	27,943	27,880
	Starbucks Corp.	2.450%	6/15/26	17,585	16,596
	Starbucks Corp.	2.000%	3/12/27	3,913	3,566
	Starbucks Corp.	3.500%	3/1/28	5,271	5,056
	Starbucks Corp.	4.000%	11/15/28	8,575	8,380
	Starbucks Corp.	3.550%	8/15/29	2,131	2,000
	Starbucks Corp.	2.250%	3/12/30	9,059	7,667
	Starbucks Corp.	2.550%	11/15/30	16,719	14,259
	Starbucks Corp.	4.300%	6/15/45	4,589	4,047
	Starbucks Corp.	3.750%	12/1/47	9,995	8,155
	Starbucks Corp.	4.500%	11/15/48	15,526	14,139
	Starbucks Corp.	4.450%	8/15/49	6,523	5,872
	Starbucks Corp.	3.350%	3/12/50	6,320	4,753
	Starbucks Corp.	3.500%	11/15/50	17,630	13,789
	Tapestry Inc.	4.125%	7/15/27	2,558	2,458
	Tapestry Inc.	3.050%	3/15/32	6,669	5,430
	Thomas Jefferson University	3.847%	11/1/57	7,025	5,741
	TJX Cos. Inc.	2.250%	9/15/26	20,923	19,633
	TJX Cos. Inc.	1.150%	5/15/28	6,900	5,866
	TJX Cos. Inc.	3.875%	4/15/30	8,100	7,902
	TJX Cos. Inc.	1.600%	5/15/31	7,737	6,238
	TJX Cos. Inc.	4.500%	4/15/50	1,085	1,083
	Toll Brothers Finance Corp.	4.875%	11/15/25	55	54
	Toll Brothers Finance Corp.	4.350%	2/15/28	8,500	7,703
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,845	1,574
	Toyota Motor Corp.	3.419%	7/20/23	15,563	15,629
	Toyota Motor Corp.	0.681%	3/25/24	14,945	14,264
	Toyota Motor Corp.	2.358%	7/2/24	8,760	8,591
	Toyota Motor Corp.	1.339%	3/25/26	13,647	12,431
	Toyota Motor Corp.	3.669%	7/20/28	5,214	5,111
	Toyota Motor Corp.	2.760%	7/2/29	7,679	7,017
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	10,192	9,894
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	18,142	17,767
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	4,594	4,610
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	6,667	6,583
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	14,155	13,560
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,033	12,908
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	11,382	10,753
	Toyota Motor Credit Corp.	0.625%	9/13/24	21,735	20,428
[3]	Toyota Motor Credit Corp.	2.000%	10/7/24	155	150
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,960	9,444
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	16,006	15,279
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	836	822
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,527	12,434
	Toyota Motor Credit Corp.	3.950%	6/30/25	6,750	6,783
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	12,947	11,783
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,803	7,961
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	15,794	14,268
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	12,487	12,110
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,784	4,392
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	9,273
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,711	11,105
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,738	6,882
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,854	10,544
	Toyota Motor Credit Corp.	4.450%	6/29/29	6,000	6,076
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,413	11,618
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,027	8,494
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,945	6,444
	Toyota Motor Credit Corp.	1.900%	9/12/31	20,365	16,760
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,280	1,954
	Tractor Supply Co.	1.750%	11/1/30	7,896	6,200
[3]	Trustees of Boston College	3.129%	7/1/52	4,713	3,575
[3]	Trustees of Boston University	4.061%	10/1/48	5,287	4,987
	Trustees of Princeton University	5.700%	3/1/39	8,015	9,384
[3]	Trustees of Princeton University	2.516%	7/1/50	6,899	5,145
	Trustees of Princeton University	4.201%	3/1/52	4,200	4,286
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	4,229
	Trustees of the University of Pennsylvania	4.674%	9/1/12	3,860	3,759
	Trustees of the University of Pennsylvania	3.610%	2/15/19	2,810	2,135
[3]	University of Chicago	2.761%	4/1/45	4,569	3,727
[3]	University of Chicago	2.547%	4/1/50	9,575	6,955
	University of Chicago	3.000%	10/1/52	2,945	2,302
[3]	University of Chicago	4.003%	10/1/53	7,140	6,848
[3]	University of Miami	4.063%	4/1/52	6,400	5,768
[3]	University of Notre Dame du Lac	3.438%	2/15/45	12,334	10,968
[3]	University of Notre Dame du Lac	3.394%	2/15/48	5,703	5,032
[3]	University of Southern California	3.028%	10/1/39	7,915	6,691
[3]	University of Southern California	3.841%	10/1/47	12,750	11,774
	University of Southern California	2.805%	10/1/50	3,350	2,550
[3]	University of Southern California	2.945%	10/1/51	7,000	5,450
	University of Southern California	5.250%	10/1/11	3,863	3,989
[3]	University of Southern California	3.226%	10/1/20	1,484	975
	VF Corp.	2.400%	4/23/25	7,872	7,559
	VF Corp.	2.800%	4/23/27	2,770	2,593
	VF Corp.	2.950%	4/23/30	13,886	12,150
[3]	Washington University	3.524%	4/15/54	6,658	5,818
	Washington University	4.349%	4/15/22	4,525	3,877
	Whirlpool Corp.	4.000%	3/1/24	3,898	3,920
	Whirlpool Corp.	3.700%	5/1/25	3,838	3,826
	Whirlpool Corp.	4.750%	2/26/29	20,180	20,139
	Whirlpool Corp.	2.400%	5/15/31	2,450	2,040
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,972
	Whirlpool Corp.	4.500%	6/1/46	5,747	4,865
	Whirlpool Corp.	4.600%	5/15/50	4,440	3,815
[3]	William Marsh Rice University	3.574%	5/15/45	9,893	8,704
[3]	Yale University	0.873%	4/15/25	6,025	5,653
[3]	Yale University	1.482%	4/15/30	11,530	9,774
[3]	Yale University	2.402%	4/15/50	8,650	6,162
					4,620,884
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	3,105	3,464
	Altria Group Inc.	4.000%	1/31/24	16,331	16,365

33

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	3.800%	2/14/24	13,607	13,564
	Altria Group Inc.	2.350%	5/6/25	2,546	2,401
	Altria Group Inc.	4.400%	2/14/26	20,405	19,976
	Altria Group Inc.	2.625%	9/16/26	9,882	9,033
	Altria Group Inc.	4.800%	2/14/29	16,391	15,534
	Altria Group Inc.	3.400%	5/6/30	5,057	4,310
	Altria Group Inc.	2.450%	2/4/32	17,411	13,112
	Altria Group Inc.	5.800%	2/14/39	16,052	14,646
	Altria Group Inc.	3.400%	2/4/41	20,500	13,622
	Altria Group Inc.	4.250%	8/9/42	10,649	7,827
	Altria Group Inc.	4.500%	5/2/43	10,192	7,551
	Altria Group Inc.	5.375%	1/31/44	29,673	25,566
	Altria Group Inc.	3.875%	9/16/46	25,114	16,916
	Altria Group Inc.	5.950%	2/14/49	28,448	24,967
	Altria Group Inc.	4.450%	5/6/50	10,600	7,614
	Altria Group Inc.	3.700%	2/4/51	22,370	14,383
	Altria Group Inc.	6.200%	2/14/59	3,735	3,484
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	40,949	40,328
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	69,030	66,263
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	114,611	108,098
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	24,651	23,642
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	18,402	15,225
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	22,907	20,688
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	35,905	33,582
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	41,826	41,307
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	60,490	61,643
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,895	23,329
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	4,908	5,033
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,167	2,297
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	28,244	25,838
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,579	9,820
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	13,868	14,085
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	3,979	5,054
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	5,041	4,515
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	19,612	18,692
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	7,802	6,356
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	51,928	46,756
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	18,682	16,432
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	30,203	30,863
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	9,897	8,892
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	32,491	29,304
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	16,279	16,957
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	15,268	13,386
	Archer-Daniels-Midland Co.	2.500%	8/11/26	15,718	15,053
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,607	12,802
	Archer-Daniels-Midland Co.	2.900%	3/1/32	9,500	8,590
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	3,890
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,153	2,353
	Archer-Daniels-Midland Co.	3.750%	9/15/47	4,390	3,966
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,270	7,258
	Archer-Daniels-Midland Co.	2.700%	9/15/51	8,570	6,284
	Avery Dennison Corp.	4.875%	12/6/28	6,888	6,900
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	2.650%	4/30/30	10,119	8,454
	BAT Capital Corp.	3.222%	8/15/24	31,721	30,856
	BAT Capital Corp.	2.789%	9/6/24	14,990	14,468
	BAT Capital Corp.	3.215%	9/6/26	20,591	19,228
	BAT Capital Corp.	4.700%	4/2/27	13,536	13,234
	BAT Capital Corp.	3.557%	8/15/27	36,912	33,801
	BAT Capital Corp.	2.259%	3/25/28	25,335	21,203
	BAT Capital Corp.	3.462%	9/6/29	9,470	8,109
	BAT Capital Corp.	4.906%	4/2/30	17,348	16,113
	BAT Capital Corp.	2.726%	3/25/31	10,985	8,652
	BAT Capital Corp.	4.742%	3/16/32	5,000	4,449
	BAT Capital Corp.	4.390%	8/15/37	30,077	23,903
	BAT Capital Corp.	3.734%	9/25/40	12,200	8,585
	BAT Capital Corp.	4.540%	8/15/47	21,484	15,786
	BAT Capital Corp.	4.758%	9/6/49	4,876	3,676
	BAT Capital Corp.	5.282%	4/2/50	14,036	11,558
	BAT Capital Corp.	3.984%	9/25/50	7,400	5,033
	BAT Capital Corp.	5.650%	3/16/52	4,750	4,060
	BAT International Finance plc	1.668%	3/25/26	25,250	22,395
	BAT International Finance plc	4.448%	3/16/28	8,000	7,566
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,042
[3]	Bestfoods	7.250%	12/15/26	750	843
	Brown-Forman Corp.	3.500%	4/15/25	5,278	5,273
	Brown-Forman Corp.	4.000%	4/15/38	1,000	905
	Brown-Forman Corp.	4.500%	7/15/45	6,102	5,620
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,918	4,528
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	11,598
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,306	7,026
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,067	9,953
	Campbell Soup Co.	3.950%	3/15/25	15,361	15,336
	Campbell Soup Co.	3.300%	3/19/25	7,386	7,262
	Campbell Soup Co.	4.150%	3/15/28	12,035	11,782
	Campbell Soup Co.	2.375%	4/24/30	8,829	7,457
	Campbell Soup Co.	3.125%	4/24/50	6,926	4,922
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,107	2,975
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,896	4,285
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,480	8,684
	Clorox Co.	3.100%	10/1/27	7,162	6,839
	Clorox Co.	3.900%	5/15/28	6,400	6,275
	Clorox Co.	1.800%	5/15/30	6,950	5,682
	Coca-Cola Co.	1.750%	9/6/24	14,908	14,555
	Coca-Cola Co.	3.375%	3/25/27	3,703	3,671
	Coca-Cola Co.	2.900%	5/25/27	10,796	10,528
	Coca-Cola Co.	1.450%	6/1/27	12,883	11,665
	Coca-Cola Co.	1.500%	3/5/28	11,550	10,268
	Coca-Cola Co.	1.000%	3/15/28	13,508	11,654
	Coca-Cola Co.	2.125%	9/6/29	8,512	7,596
	Coca-Cola Co.	3.450%	3/25/30	13,947	13,522
	Coca-Cola Co.	1.650%	6/1/30	25,132	21,300
	Coca-Cola Co.	2.000%	3/5/31	5,245	4,516
	Coca-Cola Co.	1.375%	3/15/31	16,795	13,676
	Coca-Cola Co.	2.250%	1/5/32	12,187	10,618
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,593
	Coca-Cola Co.	2.500%	6/1/40	22,834	17,943
	Coca-Cola Co.	2.875%	5/5/41	9,615	7,916
	Coca-Cola Co.	4.200%	3/25/50	11,505	11,249
	Coca-Cola Co.	2.600%	6/1/50	16,206	12,087
	Coca-Cola Co.	3.000%	3/5/51	6,200	5,004
	Coca-Cola Co.	2.500%	3/15/51	44,853	32,666
	Coca-Cola Co.	2.750%	6/1/60	2,449	1,763
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,500	8,453
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,447	7,581
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,587	3,574
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	13,500	13,517
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	6,375	6,383
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	5,031	4,657
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	4,853	4,386
	Conagra Brands Inc.	0.500%	8/11/23	5,000	4,823
	Conagra Brands Inc.	4.300%	5/1/24	15,783	15,844

34

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	4.600%	11/1/25	12,945	13,011
Conagra Brands Inc.	1.375%	11/1/27	12,925	10,775
Conagra Brands Inc.	7.000%	10/1/28	2,251	2,420
Conagra Brands Inc.	4.850%	11/1/28	12,359	12,182
Conagra Brands Inc.	8.250%	9/15/30	2,002	2,339
Conagra Brands Inc.	5.300%	11/1/38	3,945	3,726
Conagra Brands Inc.	5.400%	11/1/48	2,438	2,304
Constellation Brands Inc.	4.750%	11/15/24	11,831	11,993
Constellation Brands Inc.	4.400%	11/15/25	14,478	14,546
Constellation Brands Inc.	4.750%	12/1/25	9,539	9,695
Constellation Brands Inc.	3.700%	12/6/26	12,193	11,876
Constellation Brands Inc.	3.500%	5/9/27	9,511	9,136
Constellation Brands Inc.	3.600%	2/15/28	12,340	11,703
Constellation Brands Inc.	4.650%	11/15/28	5,731	5,661
Constellation Brands Inc.	3.150%	8/1/29	18,711	16,854
Constellation Brands Inc.	2.875%	5/1/30	2,334	2,028
Constellation Brands Inc.	2.250%	8/1/31	12,798	10,374
Constellation Brands Inc.	4.750%	5/9/32	5,000	4,937
Constellation Brands Inc.	4.500%	5/9/47	25,213	22,398
Constellation Brands Inc.	4.100%	2/15/48	9,730	8,224
Constellation Brands Inc.	5.250%	11/15/48	7,970	7,866
Constellation Brands Inc.	3.750%	5/1/50	7,250	5,787
Costco Wholesale Corp.	2.750%	5/18/24	17,986	17,859
Costco Wholesale Corp.	3.000%	5/18/27	16,863	16,429
Costco Wholesale Corp.	1.375%	6/20/27	48,795	43,795
Costco Wholesale Corp.	1.600%	4/20/30	36,645	30,912
Costco Wholesale Corp.	1.750%	4/20/32	24,048	19,795
Delhaize America LLC	9.000%	4/15/31	3,805	4,957
Diageo Capital plc	3.500%	9/18/23	663	665
Diageo Capital plc	2.125%	10/24/24	15,170	14,646
Diageo Capital plc	1.375%	9/29/25	9,215	8,604
Diageo Capital plc	3.875%	5/18/28	3,764	3,737
Diageo Capital plc	2.375%	10/24/29	13,775	12,214
Diageo Capital plc	2.000%	4/29/30	13,403	11,441
Diageo Capital plc	2.125%	4/29/32	16,022	13,359
Diageo Capital plc	5.875%	9/30/36	3,803	4,262
Diageo Capital plc	3.875%	4/29/43	9,216	8,230
Diageo Investment Corp.	7.450%	4/15/35	2,650	3,373
Diageo Investment Corp.	4.250%	5/11/42	4,042	3,811
Dollar General Corp.	4.150%	11/1/25	6,750	6,758
Dollar General Corp.	3.875%	4/15/27	10,062	9,874
Dollar General Corp.	4.125%	5/1/28	8,074	7,877
Dollar General Corp.	3.500%	4/3/30	14,939	13,765
Dollar General Corp.	4.125%	4/3/50	4,291	3,602
Dollar Tree Inc.	4.000%	5/15/25	19,550	19,478
Dollar Tree Inc.	4.200%	5/15/28	16,691	16,201
Dollar Tree Inc.	3.375%	12/1/51	3,750	2,665
Estee Lauder Cos. Inc.	2.000%	12/1/24	4,540	4,396
Estee Lauder Cos. Inc.	3.150%	3/15/27	8,533	8,290
Estee Lauder Cos. Inc.	2.375%	12/1/29	11,434	10,176
Estee Lauder Cos. Inc.	2.600%	4/15/30	12,875	11,552
Estee Lauder Cos. Inc.	1.950%	3/15/31	10,449	8,818
Estee Lauder Cos. Inc.	6.000%	5/15/37	4,962	5,691
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,793	5,460
Estee Lauder Cos. Inc.	4.150%	3/15/47	2,895	2,693
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,042	1,621
Flowers Foods Inc.	3.500%	10/1/26	5,247	5,040
Flowers Foods Inc.	2.400%	3/15/31	4,790	3,922
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,950	6,266
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	31,391	24,293
General Mills Inc.	3.650%	2/15/24	7,401	7,447
General Mills Inc.	4.000%	4/17/25	1,707	1,706
General Mills Inc.	3.200%	2/10/27	13,610	13,082
General Mills Inc.	4.200%	4/17/28	20,766	20,578
General Mills Inc.	2.875%	4/15/30	17,082	15,087
General Mills Inc.	2.250%	10/14/31	7,250	5,949
General Mills Inc.	3.000%	2/1/51	7,544	5,475
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,330	4,270
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	23,055	22,063
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	13,726	12,831
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	32,810	30,275
	Hershey Co.	2.050%	11/15/24	2,156	2,094
	Hershey Co.	3.200%	8/21/25	7,370	7,297
	Hershey Co.	2.300%	8/15/26	9,767	9,275
	Hershey Co.	2.450%	11/15/29	3,900	3,491
	Hershey Co.	1.700%	6/1/30	2,373	1,989
	Hershey Co.	3.375%	8/15/46	520	438
	Hershey Co.	3.125%	11/15/49	3,176	2,507
	Hershey Co.	2.650%	6/1/50	2,660	1,945
	Hormel Foods Corp.	0.650%	6/3/24	8,216	7,826
	Hormel Foods Corp.	1.700%	6/3/28	4,549	4,020
	Hormel Foods Corp.	1.800%	6/11/30	12,898	10,819
	Hormel Foods Corp.	3.050%	6/3/51	10,225	7,816
	Ingredion Inc.	3.200%	10/1/26	5,485	5,244
	Ingredion Inc.	2.900%	6/1/30	10,540	9,151
	Ingredion Inc.	3.900%	6/1/50	1,725	1,388
	J M Smucker Co.	3.500%	3/15/25	13,771	13,583
	J M Smucker Co.	3.375%	12/15/27	13,100	12,508
	J M Smucker Co.	2.375%	3/15/30	10,035	8,526
	J M Smucker Co.	4.250%	3/15/35	7,654	7,048
	J M Smucker Co.	2.750%	9/15/41	2,815	1,966
	J M Smucker Co.	3.550%	3/15/50	2,497	1,870
	Kellogg Co.	2.650%	12/1/23	10,583	10,478
	Kellogg Co.	3.250%	4/1/26	10,018	9,735
	Kellogg Co.	3.400%	11/15/27	8,167	7,797
	Kellogg Co.	4.300%	5/15/28	5,820	5,808
	Kellogg Co.	2.100%	6/1/30	1,250	1,036
[3]	Kellogg Co.	7.450%	4/1/31	5,700	6,585
	Kellogg Co.	4.500%	4/1/46	7,850	7,205
	Keurig Dr Pepper Inc.	3.130%	12/15/23	6,909	6,893
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,449	5,192
	Keurig Dr Pepper Inc.	4.417%	5/25/25	4,533	4,574
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,365	8,176
	Keurig Dr Pepper Inc.	2.550%	9/15/26	9,334	8,666
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,771	8,380
	Keurig Dr Pepper Inc.	3.950%	4/15/29	15,000	14,321
	Keurig Dr Pepper Inc.	3.200%	5/1/30	23,979	21,445
	Keurig Dr Pepper Inc.	4.050%	4/15/32	13,025	12,188
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,229	3,734
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,876	3,438
	Keurig Dr Pepper Inc.	5.085%	5/25/48	55	55
	Keurig Dr Pepper Inc.	3.800%	5/1/50	10,000	7,924
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,430	4,024
	Keurig Dr Pepper Inc.	4.500%	4/15/52	21,000	18,495
	Kimberly-Clark Corp.	3.050%	8/15/25	4,930	4,854
	Kimberly-Clark Corp.	2.750%	2/15/26	10,377	10,079
	Kimberly-Clark Corp.	1.050%	9/15/27	4,396	3,836
	Kimberly-Clark Corp.	3.950%	11/1/28	4,335	4,321
	Kimberly-Clark Corp.	3.200%	4/25/29	6,538	6,236
	Kimberly-Clark Corp.	3.100%	3/26/30	9,694	9,099
	Kimberly-Clark Corp.	2.000%	11/2/31	10,125	8,512
	Kimberly-Clark Corp.	6.625%	8/1/37	3,238	3,938
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	11,100
	Kimberly-Clark Corp.	3.200%	7/30/46	6,600	5,295
	Kimberly-Clark Corp.	3.900%	5/4/47	5,455	4,848
	Kimberly-Clark Corp.	2.875%	2/7/50	2,494	1,887
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,449	2,566
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,875	19,726
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,390	13,924
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,035	3,729
	Kraft Heinz Foods Co.	5.000%	7/15/35	12,205	11,805
	Kraft Heinz Foods Co.	6.875%	1/26/39	5,775	6,348

35

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	4.625%	10/1/39	30	26
	Kraft Heinz Foods Co.	6.500%	2/9/40	20,145	21,531
	Kraft Heinz Foods Co.	5.000%	6/4/42	5,722	5,234
	Kraft Heinz Foods Co.	5.200%	7/15/45	30,164	27,973
	Kraft Heinz Foods Co.	4.375%	6/1/46	36,303	30,243
	Kraft Heinz Foods Co.	4.875%	10/1/49	28,000	24,762
	Kraft Heinz Foods Co.	5.500%	6/1/50	26,130	25,095
	Kroger Co.	3.850%	8/1/23	7,942	7,978
	Kroger Co.	4.000%	2/1/24	6,051	6,083
	Kroger Co.	3.500%	2/1/26	13,501	13,294
	Kroger Co.	2.650%	10/15/26	15,309	14,334
	Kroger Co.	3.700%	8/1/27	2,351	2,286
[3]	Kroger Co.	7.700%	6/1/29	5,250	6,174
	Kroger Co.	8.000%	9/15/29	4,085	4,882
	Kroger Co.	2.200%	5/1/30	4,515	3,806
	Kroger Co.	7.500%	4/1/31	2,689	3,194
	Kroger Co.	6.900%	4/15/38	5,744	6,681
	Kroger Co.	5.400%	7/15/40	4,452	4,494
	Kroger Co.	5.000%	4/15/42	6,847	6,612
	Kroger Co.	5.150%	8/1/43	3,625	3,555
	Kroger Co.	3.875%	10/15/46	11,115	9,224
	Kroger Co.	4.450%	2/1/47	15,227	13,800
	Kroger Co.	4.650%	1/15/48	6,076	5,647
	Kroger Co.	3.950%	1/15/50	7,989	6,754
	McCormick & Co. Inc.	3.150%	8/15/24	10,985	10,780
	McCormick & Co. Inc.	0.900%	2/15/26	6,266	5,561
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	10,057
	McCormick & Co. Inc.	2.500%	4/15/30	7,457	6,372
	McCormick & Co. Inc.	1.850%	2/15/31	5,439	4,322
	McCormick & Co. Inc.	4.200%	8/15/47	6,083	5,500
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,636	12,714
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	7,637
	Mead Johnson Nutrition Co.	4.600%	6/1/44	13,626	13,214
	Molson Coors Beverage Co.	3.000%	7/15/26	28,671	26,959
	Molson Coors Beverage Co.	5.000%	5/1/42	15,849	14,525
	Molson Coors Beverage Co.	4.200%	7/15/46	25,692	21,037
	Mondelez International Inc.	1.500%	5/4/25	8,132	7,595
	Mondelez International Inc.	2.625%	3/17/27	9,000	8,422
	Mondelez International Inc.	2.750%	4/13/30	9,597	8,424
	Mondelez International Inc.	1.500%	2/4/31	9,425	7,395
	Mondelez International Inc.	3.000%	3/17/32	5,500	4,811
	Mondelez International Inc.	1.875%	10/15/32	9,475	7,373
	Mondelez International Inc.	2.625%	9/4/50	15,272	10,357
	PepsiCo Inc.	3.600%	3/1/24	11,213	11,280
	PepsiCo Inc.	2.250%	3/19/25	18,570	18,078
	PepsiCo Inc.	2.750%	4/30/25	20,217	19,913
	PepsiCo Inc.	3.500%	7/17/25	13,403	13,459
	PepsiCo Inc.	2.850%	2/24/26	11,448	11,245
	PepsiCo Inc.	2.375%	10/6/26	17,518	16,819
	PepsiCo Inc.	2.625%	3/19/27	12,118	11,617
	PepsiCo Inc.	3.000%	10/15/27	14,498	14,120
	PepsiCo Inc.	2.625%	7/29/29	15,290	14,160
	PepsiCo Inc.	2.750%	3/19/30	30,942	28,497
	PepsiCo Inc.	1.625%	5/1/30	15,545	13,182
	PepsiCo Inc.	1.400%	2/25/31	11,614	9,533
	PepsiCo Inc.	1.950%	10/21/31	5,365	4,575
	PepsiCo Inc.	3.500%	3/19/40	10,350	9,233
	PepsiCo Inc.	2.625%	10/21/41	8,200	6,444
	PepsiCo Inc.	4.000%	3/5/42	7,599	7,116
	PepsiCo Inc.	3.600%	8/13/42	10,234	9,081
	PepsiCo Inc.	4.250%	10/22/44	4,079	3,881
	PepsiCo Inc.	4.450%	4/14/46	14,548	14,685
	PepsiCo Inc.	3.450%	10/6/46	19,739	16,998
	PepsiCo Inc.	4.000%	5/2/47	6,573	6,250
	PepsiCo Inc.	3.375%	7/29/49	7,210	6,168
	PepsiCo Inc.	2.875%	10/15/49	13,219	10,493
	PepsiCo Inc.	3.625%	3/19/50	4,480	4,064
	PepsiCo Inc.	2.750%	10/21/51	5,360	4,120
	PepsiCo Inc.	3.875%	3/19/60	3,000	2,791
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	3.600%	11/15/23	12,816	12,867
	Philip Morris International Inc.	2.875%	5/1/24	17,780	17,572
	Philip Morris International Inc.	3.250%	11/10/24	14,670	14,489
	Philip Morris International Inc.	1.500%	5/1/25	5,921	5,541
	Philip Morris International Inc.	3.375%	8/11/25	9,859	9,699
	Philip Morris International Inc.	2.750%	2/25/26	17,941	17,140
	Philip Morris International Inc.	0.875%	5/1/26	5,083	4,501
	Philip Morris International Inc.	3.125%	8/17/27	2,465	2,314
	Philip Morris International Inc.	3.125%	3/2/28	8,022	7,334
	Philip Morris International Inc.	3.375%	8/15/29	9,353	8,431
	Philip Morris International Inc.	2.100%	5/1/30	13,525	11,049
	Philip Morris International Inc.	6.375%	5/16/38	13,140	13,791
	Philip Morris International Inc.	4.375%	11/15/41	13,632	11,382
	Philip Morris International Inc.	4.500%	3/20/42	15,356	13,101
	Philip Morris International Inc.	3.875%	8/21/42	8,845	6,934
	Philip Morris International Inc.	4.125%	3/4/43	13,935	11,224
	Philip Morris International Inc.	4.875%	11/15/43	9,617	8,575
	Philip Morris International Inc.	4.250%	11/10/44	1,222	997
	Procter & Gamble Co.	3.100%	8/15/23	16,232	16,313
	Procter & Gamble Co.	0.550%	10/29/25	6,135	5,643
	Procter & Gamble Co.	2.700%	2/2/26	17,928	17,607
	Procter & Gamble Co.	2.450%	11/3/26	12,755	12,274
	Procter & Gamble Co.	2.800%	3/25/27	18,627	18,034
	Procter & Gamble Co.	2.850%	8/11/27	1,457	1,412
	Procter & Gamble Co.	3.000%	3/25/30	23,852	22,510
	Procter & Gamble Co.	1.200%	10/29/30	19,870	16,236
	Procter & Gamble Co.	5.550%	3/5/37	1,920	2,215
	Procter & Gamble Co.	3.550%	3/25/40	12,151	11,043
	Procter & Gamble Co.	3.500%	10/25/47	9,232	8,198
	Procter & Gamble Co.	3.600%	3/25/50	7,134	6,531
	Reynolds American Inc.	4.450%	6/12/25	36,711	36,570
	Reynolds American Inc.	5.700%	8/15/35	11,928	11,118
	Reynolds American Inc.	7.250%	6/15/37	3,543	3,693
[3]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,882
[3]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,407
	Reynolds American Inc.	6.150%	9/15/43	12,139	11,035
	Reynolds American Inc.	5.850%	8/15/45	28,652	24,103
	Sysco Corp.	3.750%	10/1/25	9,112	9,079
	Sysco Corp.	3.300%	7/15/26	19,621	18,990
	Sysco Corp.	3.250%	7/15/27	21,772	20,734
	Sysco Corp.	2.400%	2/15/30	3,550	3,033
	Sysco Corp.	5.950%	4/1/30	11,140	11,884
	Sysco Corp.	6.600%	4/1/40	13,747	15,746
	Sysco Corp.	4.850%	10/1/45	8,460	7,841
	Sysco Corp.	4.500%	4/1/46	9,084	8,073
	Sysco Corp.	4.450%	3/15/48	8,111	7,082
	Sysco Corp.	3.300%	2/15/50	7,200	5,378
	Sysco Corp.	6.600%	4/1/50	16,574	19,105
	Sysco Corp.	3.150%	12/14/51	8,090	5,799
	Target Corp.	3.500%	7/1/24	13,028	13,066
	Target Corp.	2.250%	4/15/25	14,700	14,206
	Target Corp.	2.500%	4/15/26	11,350	10,891
	Target Corp.	1.950%	1/15/27	5,710	5,301
	Target Corp.	3.375%	4/15/29	18,195	17,501
	Target Corp.	2.350%	2/15/30	9,089	8,028
	Target Corp.	2.650%	9/15/30	11,438	10,268
	Target Corp.	6.500%	10/15/37	5,687	6,733
	Target Corp.	7.000%	1/15/38	8,807	10,936
	Target Corp.	4.000%	7/1/42	2,790	2,580
	Target Corp.	3.625%	4/15/46	9,770	8,398
	Target Corp.	3.900%	11/15/47	980	879
	Target Corp.	2.950%	1/15/52	18,970	14,349
	Tyson Foods Inc.	3.900%	9/28/23	1,725	1,731
	Tyson Foods Inc.	3.950%	8/15/24	21,504	21,446
	Tyson Foods Inc.	4.000%	3/1/26	13,796	13,663
	Tyson Foods Inc.	3.550%	6/2/27	15,942	15,285
	Tyson Foods Inc.	4.350%	3/1/29	17,728	17,518
	Tyson Foods Inc.	4.875%	8/15/34	9,776	9,852
	Tyson Foods Inc.	5.150%	8/15/44	14,462	14,319

36

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	4.550%	6/2/47	2,200	2,008
	Tyson Foods Inc.	5.100%	9/28/48	4,409	4,442
	Unilever Capital Corp.	0.375%	9/14/23	3,485	3,374
	Unilever Capital Corp.	3.250%	3/7/24	16,450	16,458
	Unilever Capital Corp.	2.600%	5/5/24	25,413	25,040
	Unilever Capital Corp.	0.626%	8/12/24	3,000	2,833
	Unilever Capital Corp.	3.375%	3/22/25	266	265
	Unilever Capital Corp.	3.100%	7/30/25	9,891	9,778
	Unilever Capital Corp.	2.000%	7/28/26	11,245	10,584
	Unilever Capital Corp.	2.900%	5/5/27	6,650	6,386
	Unilever Capital Corp.	3.500%	3/22/28	2,525	2,469
	Unilever Capital Corp.	2.125%	9/6/29	19,790	17,429
	Unilever Capital Corp.	1.375%	9/14/30	4,792	3,895
	Unilever Capital Corp.	1.750%	8/12/31	7,190	5,928
	Unilever Capital Corp.	5.900%	11/15/32	8,975	10,211
[3]	Unilever Capital Corp.	2.625%	8/12/51	7,075	5,120
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	13,253	13,169
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,602	27,769
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,050	3,576
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	6,204	5,458
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	14,390	11,355
	Walmart Inc.	3.300%	4/22/24	27,573	27,654
	Walmart Inc.	2.850%	7/8/24	8,894	8,850
	Walmart Inc.	2.650%	12/15/24	22,381	22,123
	Walmart Inc.	3.550%	6/26/25	31,685	31,978
	Walmart Inc.	3.050%	7/8/26	28,105	27,847
	Walmart Inc.	1.050%	9/17/26	6,069	5,527
	Walmart Inc.	3.700%	6/26/28	32,290	32,151
	Walmart Inc.	1.500%	9/22/28	10,942	9,593
	Walmart Inc.	3.250%	7/8/29	20,943	20,180
	Walmart Inc.	2.375%	9/24/29	13,470	12,240
	Walmart Inc.	1.800%	9/22/31	6,143	5,222
	Walmart Inc.	5.250%	9/1/35	13,041	14,511
	Walmart Inc.	6.500%	8/15/37	483	613
	Walmart Inc.	6.200%	4/15/38	15,844	19,318
	Walmart Inc.	3.950%	6/28/38	14,369	13,905
	Walmart Inc.	5.625%	4/1/40	4,410	5,067
	Walmart Inc.	5.000%	10/25/40	4,065	4,341
	Walmart Inc.	5.625%	4/15/41	2,745	3,192
	Walmart Inc.	4.000%	4/11/43	20,657	19,494
	Walmart Inc.	4.300%	4/22/44	5,500	5,329
	Walmart Inc.	3.625%	12/15/47	9,204	8,170
	Walmart Inc.	4.050%	6/29/48	11,076	10,772
	Walmart Inc.	2.950%	9/24/49	15,700	12,663
					4,856,683
Energy (1.9%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	4,730	4,595
	Baker Hughes Holdings LLC	2.061%	12/15/26	5,840	5,367
	Baker Hughes Holdings LLC	3.337%	12/15/27	18,990	17,957
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,405	5,791
	Baker Hughes Holdings LLC	4.486%	5/1/30	8,939	8,833
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	14,851
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	13,100
	Boardwalk Pipelines LP	4.950%	12/15/24	8,524	8,589
	Boardwalk Pipelines LP	5.950%	6/1/26	15,951	16,520
	Boardwalk Pipelines LP	4.450%	7/15/27	6,049	5,865
	Boardwalk Pipelines LP	3.600%	9/1/32	5,880	4,987
	BP Capital Markets America Inc.	3.790%	2/6/24	7,259	7,293
	BP Capital Markets America Inc.	3.194%	4/6/25	9,435	9,326
	BP Capital Markets America Inc.	3.796%	9/21/25	21,076	21,137
	BP Capital Markets America Inc.	3.410%	2/11/26	15,426	15,141
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	20,500	19,837
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	11,542	11,013
	BP Capital Markets America Inc.	3.543%	4/6/27	12,948	12,606
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	8,229	8,022
	BP Capital Markets America Inc.	3.937%	9/21/28	15,686	15,328
	BP Capital Markets America Inc.	4.234%	11/6/28	17,910	17,795
	BP Capital Markets America Inc.	3.633%	4/6/30	24,761	23,441
	BP Capital Markets America Inc.	1.749%	8/10/30	7,050	5,793
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	2.721%	1/12/32	12,597	10,853
	BP Capital Markets America Inc.	3.060%	6/17/41	19,735	15,371
	BP Capital Markets America Inc.	3.000%	2/24/50	31,206	22,707
	BP Capital Markets America Inc.	2.772%	11/10/50	27,019	18,794
	BP Capital Markets America Inc.	2.939%	6/4/51	20,450	14,613
	BP Capital Markets America Inc.	3.001%	3/17/52	17,060	12,322
	BP Capital Markets America Inc.	3.379%	2/8/61	16,755	12,414
	BP Capital Markets plc	3.279%	9/19/27	28,472	27,276
	BP Capital Markets plc	3.723%	11/28/28	16,834	16,308
	Burlington Resources LLC	7.200%	8/15/31	3,525	4,181
	Burlington Resources LLC	7.400%	12/1/31	5,850	7,049
	Canadian Natural Resources Ltd.	3.800%	4/15/24	7,648	7,597
	Canadian Natural Resources Ltd.	3.900%	2/1/25	758	751
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,733	5,370
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,448	21,559
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,297	7,284
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,093	5,778
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,731	8,363
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,783	4,858
	Canadian Natural Resources Ltd.	6.500%	2/15/37	16,023	17,126
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15,578	16,496
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,059	6,687
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	8,331	7,926
	Cenovus Energy Inc.	5.375%	7/15/25	10,341	10,654
	Cenovus Energy Inc.	4.250%	4/15/27	13,502	13,248
	Cenovus Energy Inc.	4.400%	4/15/29	9,469	9,125
	Cenovus Energy Inc.	2.650%	1/15/32	9,425	7,806
	Cenovus Energy Inc.	5.250%	6/15/37	9,566	9,321
	Cenovus Energy Inc.	6.800%	9/15/37	5,016	5,521
	Cenovus Energy Inc.	6.750%	11/15/39	24,681	26,279
	Cenovus Energy Inc.	5.400%	6/15/47	14,508	13,981
	Cenovus Energy Inc.	3.750%	2/15/52	10,100	7,682
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	13,352	13,847
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,073	19,524
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	28,242	28,362
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,170	18,504
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	11,190	8,691
	Chevron Corp.	2.895%	3/3/24	12,686	12,641
	Chevron Corp.	1.554%	5/11/25	32,813	31,112
	Chevron Corp.	3.326%	11/17/25	9,719	9,674
	Chevron Corp.	2.954%	5/16/26	23,992	23,442
	Chevron Corp.	1.995%	5/11/27	7,804	7,193
	Chevron Corp.	2.236%	5/11/30	22,258	19,583
	Chevron Corp.	3.078%	5/11/50	13,653	10,875
	Chevron USA Inc.	0.426%	8/11/23	3,860	3,752
	Chevron USA Inc.	3.900%	11/15/24	7,440	7,512
	Chevron USA Inc.	0.687%	8/12/25	7,950	7,315
	Chevron USA Inc.	1.018%	8/12/27	11,025	9,625
	Chevron USA Inc.	3.850%	1/15/28	9,620	9,570
	Chevron USA Inc.	3.250%	10/15/29	11,724	11,102
	Chevron USA Inc.	5.250%	11/15/43	14,799	15,761
	Chevron USA Inc.	2.343%	8/12/50	9,701	6,714
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	1,600	1,485
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,500	8,372
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	6,820
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,600	2,636
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	6,155
	CNOOC Finance 2015 Australia Pty. Ltd.	4.200%	5/5/45	1,000	870
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,100	6,084
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	19,246	19,633
	CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	13,582
	CNOOC Petroleum North America ULC	5.875%	3/10/35	6,775	7,134

37

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,352	18,191
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	6,220
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	18,849
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	6,319
	Conoco Funding Co.	7.250%	10/15/31	2,976	3,522
	ConocoPhillips	4.300%	8/15/28	14,746	14,915
	ConocoPhillips	2.400%	2/15/31	6,630	5,682
	ConocoPhillips	5.900%	10/15/32	9,838	10,815
	ConocoPhillips	5.900%	5/15/38	10,260	11,347
	ConocoPhillips	6.500%	2/1/39	15,701	18,440
	ConocoPhillips	4.875%	10/1/47	8,456	8,350
	ConocoPhillips Co.	3.350%	11/15/24	3,123	3,102
	ConocoPhillips Co.	6.950%	4/15/29	15,438	17,661
[7]	ConocoPhillips Co.	3.758%	3/15/42	9,621	8,415
	ConocoPhillips Co.	4.300%	11/15/44	14,907	13,700
	ConocoPhillips Co.	3.800%	3/15/52	14,210	12,190
[7]	ConocoPhillips Co.	4.025%	3/15/62	23,153	19,781
	Continental Resources Inc.	3.800%	6/1/24	4,110	4,071
	Continental Resources Inc.	4.375%	1/15/28	8,555	8,041
	Continental Resources Inc.	4.900%	6/1/44	5,052	3,974
[7]	Coterra Energy Inc.	4.375%	6/1/24	11,297	11,291
[7]	Coterra Energy Inc.	3.900%	5/15/27	15,246	14,661
[7]	Coterra Energy Inc.	4.375%	3/15/29	3,221	3,158
	Devon Energy Corp.	5.250%	9/15/24	7,265	7,420
	Devon Energy Corp.	5.850%	12/15/25	6,251	6,511
	Devon Energy Corp.	5.250%	10/15/27	5,750	5,783
	Devon Energy Corp.	5.875%	6/15/28	5,364	5,447
	Devon Energy Corp.	4.500%	1/15/30	9,723	9,166
	Devon Energy Corp.	7.875%	9/30/31	7,900	9,252
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,636
	Devon Energy Corp.	5.600%	7/15/41	16,297	16,171
	Devon Energy Corp.	4.750%	5/15/42	8,476	7,662
	Devon Energy Corp.	5.000%	6/15/45	8,663	8,045
	Diamondback Energy Inc.	3.250%	12/1/26	14,106	13,768
	Diamondback Energy Inc.	3.500%	12/1/29	12,763	11,694
	Diamondback Energy Inc.	3.125%	3/24/31	14,410	12,552
	Diamondback Energy Inc.	4.400%	3/24/51	6,475	5,535
	Diamondback Energy Inc.	4.250%	3/15/52	6,180	5,129
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	2,631	2,615
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,100	3,712
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	6,108
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,163	4,751
[7]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	160
	Enbridge Energy Partners LP	5.875%	10/15/25	9,241	9,656
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	11,783
	Enbridge Energy Partners LP	5.500%	9/15/40	4,365	4,353
	Enbridge Energy Partners LP	7.375%	10/15/45	11,531	13,798
	Enbridge Inc.	4.000%	10/1/23	3,610	3,618
	Enbridge Inc.	0.550%	10/4/23	1,567	1,509
	Enbridge Inc.	2.150%	2/16/24	2,000	1,942
	Enbridge Inc.	2.500%	1/15/25	7,593	7,307
	Enbridge Inc.	2.500%	2/14/25	3,000	2,884
	Enbridge Inc.	1.600%	10/4/26	2,050	1,826
	Enbridge Inc.	4.250%	12/1/26	13,734	13,589
	Enbridge Inc.	3.700%	7/15/27	12,451	11,940
	Enbridge Inc.	3.125%	11/15/29	12,611	11,418
	Enbridge Inc.	2.500%	8/1/33	12,395	10,024
	Enbridge Inc.	4.500%	6/10/44	7,320	6,399
	Enbridge Inc.	4.000%	11/15/49	6,480	5,431
	Enbridge Inc.	3.400%	8/1/51	13,171	9,940
[3]	Energy Transfer LP	4.200%	9/15/23	7,677	7,677
	Energy Transfer LP	4.500%	11/1/23	7,815	7,846
	Energy Transfer LP	4.900%	2/1/24	2,554	2,574
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.250%	4/1/24	9,163	9,135
	Energy Transfer LP	4.500%	4/15/24	2,270	2,272
	Energy Transfer LP	3.900%	5/15/24	14,121	13,966
	Energy Transfer LP	4.050%	3/15/25	15,425	15,196
	Energy Transfer LP	2.900%	5/15/25	11,464	10,907
	Energy Transfer LP	5.950%	12/1/25	6,854	7,088
	Energy Transfer LP	4.750%	1/15/26	15,908	15,877
	Energy Transfer LP	3.900%	7/15/26	7,264	6,988
	Energy Transfer LP	4.400%	3/15/27	12,812	12,362
	Energy Transfer LP	4.200%	4/15/27	8,425	8,097
[3]	Energy Transfer LP	5.500%	6/1/27	14,177	14,387
	Energy Transfer LP	4.000%	10/1/27	11,060	10,462
	Energy Transfer LP	4.950%	5/15/28	20,112	19,697
	Energy Transfer LP	4.950%	6/15/28	15,275	15,052
	Energy Transfer LP	5.250%	4/15/29	16,698	16,547
	Energy Transfer LP	3.750%	5/15/30	13,755	12,386
	Energy Transfer LP	4.900%	3/15/35	5,828	5,251
	Energy Transfer LP	6.625%	10/15/36	6,131	6,158
[3]	Energy Transfer LP	5.800%	6/15/38	10,125	9,511
	Energy Transfer LP	7.500%	7/1/38	6,544	7,062
	Energy Transfer LP	6.050%	6/1/41	8,740	8,489
	Energy Transfer LP	6.500%	2/1/42	12,295	12,327
	Energy Transfer LP	6.100%	2/15/42	10,946	10,461
	Energy Transfer LP	4.950%	1/15/43	1,150	954
	Energy Transfer LP	5.150%	2/1/43	2,669	2,285
	Energy Transfer LP	5.950%	10/1/43	5,388	5,067
	Energy Transfer LP	5.300%	4/1/44	7,978	6,912
	Energy Transfer LP	5.000%	5/15/44	1,493	1,250
	Energy Transfer LP	5.150%	3/15/45	6,058	5,185
	Energy Transfer LP	5.350%	5/15/45	19,266	16,855
	Energy Transfer LP	6.125%	12/15/45	18,683	17,903
	Energy Transfer LP	5.300%	4/15/47	10,828	9,374
	Energy Transfer LP	5.400%	10/1/47	13,522	11,891
	Energy Transfer LP	6.000%	6/15/48	17,073	16,048
	Energy Transfer LP	6.250%	4/15/49	20,955	20,326
	Energy Transfer LP	5.000%	5/15/50	27,020	22,988
	Enterprise Products Operating LLC	3.900%	2/15/24	11,050	11,037
	Enterprise Products Operating LLC	3.750%	2/15/25	21,659	21,447
	Enterprise Products Operating LLC	3.700%	2/15/26	5,366	5,278
	Enterprise Products Operating LLC	3.950%	2/15/27	3,872	3,816
	Enterprise Products Operating LLC	3.125%	7/31/29	32,223	29,012
	Enterprise Products Operating LLC	2.800%	1/31/30	11,892	10,421
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	7,309	8,385
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	2,477	2,773
	Enterprise Products Operating LLC	7.550%	4/15/38	4,349	5,164
	Enterprise Products Operating LLC	6.125%	10/15/39	7,968	8,455
	Enterprise Products Operating LLC	5.950%	2/1/41	10,036	10,479
	Enterprise Products Operating LLC	5.700%	2/15/42	7,820	7,894
	Enterprise Products Operating LLC	4.850%	8/15/42	9,912	9,133
	Enterprise Products Operating LLC	4.450%	2/15/43	17,263	15,063
	Enterprise Products Operating LLC	4.850%	3/15/44	12,302	11,175
	Enterprise Products Operating LLC	5.100%	2/15/45	5,735	5,395
	Enterprise Products Operating LLC	4.900%	5/15/46	25,904	23,822
	Enterprise Products Operating LLC	4.250%	2/15/48	16,760	14,126
	Enterprise Products Operating LLC	4.800%	2/1/49	16,246	14,745
	Enterprise Products Operating LLC	4.200%	1/31/50	20,371	17,001
	Enterprise Products Operating LLC	3.700%	1/31/51	9,830	7,680
	Enterprise Products Operating LLC	3.200%	2/15/52	9,000	6,455
	Enterprise Products Operating LLC	3.300%	2/15/53	10,350	7,546
	Enterprise Products Operating LLC	4.950%	10/15/54	9,943	9,081
	Enterprise Products Operating LLC	3.950%	1/31/60	15,873	12,503
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	9,225	7,751
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	10,068	8,000
	EOG Resources Inc.	3.150%	4/1/25	8,796	8,653
	EOG Resources Inc.	4.150%	1/15/26	15,252	15,385
	EOG Resources Inc.	4.375%	4/15/30	13,621	13,687
	EOG Resources Inc.	3.900%	4/1/35	615	572
	EOG Resources Inc.	4.950%	4/15/50	7,356	7,606
	EQT Corp.	6.625%	2/1/25	7,425	7,654

38

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	EQT Corp.	3.125%	5/15/26	6,400	6,001
	EQT Corp.	3.900%	10/1/27	5,035	4,705
	EQT Corp.	5.000%	1/15/29	6,820	6,602
	EQT Corp.	7.500%	2/1/30	10,715	11,522
	Exxon Mobil Corp.	3.176%	3/15/24	525	525
	Exxon Mobil Corp.	2.019%	8/16/24	15,380	15,008
	Exxon Mobil Corp.	2.709%	3/6/25	13,114	12,849
	Exxon Mobil Corp.	2.992%	3/19/25	51,154	50,407
	Exxon Mobil Corp.	3.043%	3/1/26	19,091	18,740
	Exxon Mobil Corp.	2.275%	8/16/26	15,603	14,812
	Exxon Mobil Corp.	3.294%	3/19/27	9,970	9,817
	Exxon Mobil Corp.	2.440%	8/16/29	18,028	16,207
	Exxon Mobil Corp.	3.482%	3/19/30	22,560	21,621
	Exxon Mobil Corp.	2.610%	10/15/30	28,982	26,047
	Exxon Mobil Corp.	2.995%	8/16/39	11,742	9,594
	Exxon Mobil Corp.	4.227%	3/19/40	29,239	27,611
	Exxon Mobil Corp.	3.567%	3/6/45	17,530	14,847
	Exxon Mobil Corp.	4.114%	3/1/46	21,471	19,623
	Exxon Mobil Corp.	3.095%	8/16/49	26,759	20,857
	Exxon Mobil Corp.	4.327%	3/19/50	36,564	34,524
	Exxon Mobil Corp.	3.452%	4/15/51	35,941	29,511
	Halliburton Co.	3.500%	8/1/23	2,273	2,275
	Halliburton Co.	3.800%	11/15/25	3,478	3,440
	Halliburton Co.	2.920%	3/1/30	16,902	14,971
	Halliburton Co.	4.850%	11/15/35	20,941	20,078
	Halliburton Co.	6.700%	9/15/38	12,407	13,630
	Halliburton Co.	4.500%	11/15/41	4,420	3,862
	Halliburton Co.	4.750%	8/1/43	14,871	13,227
	Halliburton Co.	5.000%	11/15/45	21,142	19,395
	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	6,251
	Hess Corp.	3.500%	7/15/24	4,467	4,396
	Hess Corp.	4.300%	4/1/27	12,883	12,564
	Hess Corp.	7.875%	10/1/29	6,380	7,341
	Hess Corp.	7.300%	8/15/31	7,087	7,931
	Hess Corp.	7.125%	3/15/33	7,795	8,671
	Hess Corp.	6.000%	1/15/40	10,608	10,874
	Hess Corp.	5.600%	2/15/41	21,251	20,709
	Hess Corp.	5.800%	4/1/47	2,227	2,229
[7]	HF Sinclair Corp.	2.625%	10/1/23	2,860	2,780
[7]	HF Sinclair Corp.	5.875%	4/1/26	6,563	6,628
[7]	HF Sinclair Corp.	4.500%	10/1/30	5,793	5,268
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,661	14,599
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	605	605
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,036	21,078
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,936	7,939
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,010	1,128
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	455	520
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	4,132
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	7,340
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	18,372
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,495	9,160
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	8,352
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,018	9,373
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,825	8,735
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,973	1,976
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	11,649
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,239	5,463
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,974	10,145
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,306	4,644
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,869	12,037
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,280	3,006
	Kinder Morgan Inc.	4.300%	6/1/25	17,896	17,845
	Kinder Morgan Inc.	1.750%	11/15/26	6,375	5,654
	Kinder Morgan Inc.	4.300%	3/1/28	16,414	15,993
	Kinder Morgan Inc.	2.000%	2/15/31	9,765	7,812
[3]	Kinder Morgan Inc.	7.800%	8/1/31	5,675	6,589
[3]	Kinder Morgan Inc.	7.750%	1/15/32	10,900	12,715
	Kinder Morgan Inc.	5.300%	12/1/34	19,259	18,750
	Kinder Morgan Inc.	5.550%	6/1/45	22,592	21,340
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	5.050%	2/15/46	13,271	11,860
Kinder Morgan Inc.	5.200%	3/1/48	1,025	937
Kinder Morgan Inc.	3.250%	8/1/50	5,640	3,923
Kinder Morgan Inc.	3.600%	2/15/51	5,631	4,135
Magellan Midstream Partners LP	5.000%	3/1/26	10,746	10,970
Magellan Midstream Partners LP	3.250%	6/1/30	3,197	2,827
Magellan Midstream Partners LP	5.150%	10/15/43	477	441
Magellan Midstream Partners LP	4.250%	9/15/46	5,149	4,343
Magellan Midstream Partners LP	4.200%	10/3/47	12,096	9,970
Magellan Midstream Partners LP	4.850%	2/1/49	6,580	5,900
Magellan Midstream Partners LP	3.950%	3/1/50	9,500	7,497
Marathon Oil Corp.	4.400%	7/15/27	17,052	16,660
Marathon Oil Corp.	6.800%	3/15/32	6,530	7,086
Marathon Oil Corp.	6.600%	10/1/37	13,180	13,963
Marathon Oil Corp.	5.200%	6/1/45	4,180	3,833
Marathon Petroleum Corp.	3.625%	9/15/24	8,695	8,611
Marathon Petroleum Corp.	4.700%	5/1/25	15,863	16,070
Marathon Petroleum Corp.	5.125%	12/15/26	19,830	20,339
Marathon Petroleum Corp.	3.800%	4/1/28	9,142	8,651
Marathon Petroleum Corp.	6.500%	3/1/41	16,265	17,695
Marathon Petroleum Corp.	4.750%	9/15/44	8,332	7,353
Marathon Petroleum Corp.	4.500%	4/1/48	5,436	4,584
Marathon Petroleum Corp.	5.000%	9/15/54	3,074	2,730
MPLX LP	4.500%	7/15/23	22,980	23,029
MPLX LP	4.875%	12/1/24	14,283	14,386
MPLX LP	4.000%	2/15/25	5,154	5,077
MPLX LP	4.875%	6/1/25	15,525	15,610
MPLX LP	1.750%	3/1/26	21,074	19,013
MPLX LP	4.125%	3/1/27	8,676	8,397
MPLX LP	4.250%	12/1/27	19,494	18,780
MPLX LP	4.000%	3/15/28	14,717	13,958
MPLX LP	2.650%	8/15/30	18,550	15,487
MPLX LP	4.500%	4/15/38	22,243	19,497
MPLX LP	5.200%	3/1/47	15,880	14,362
MPLX LP	5.200%	12/1/47	15,033	13,496
MPLX LP	4.700%	4/15/48	20,393	17,132
MPLX LP	5.500%	2/15/49	16,743	15,551
MPLX LP	4.950%	3/14/52	2,215	1,916
MPLX LP	4.900%	4/15/58	5,539	4,595
NOV Inc.	3.950%	12/1/42	13,613	9,978
ONEOK Inc.	7.500%	9/1/23	15,593	16,117
ONEOK Inc.	2.750%	9/1/24	5,922	5,736
ONEOK Inc.	2.200%	9/15/25	2,981	2,777
ONEOK Inc.	4.000%	7/13/27	14,243	13,723
ONEOK Inc.	4.550%	7/15/28	10,638	10,285
ONEOK Inc.	4.350%	3/15/29	12,885	12,116
ONEOK Inc.	3.400%	9/1/29	14,615	12,898
ONEOK Inc.	3.100%	3/15/30	14,300	12,291
ONEOK Inc.	6.350%	1/15/31	3,775	3,946
ONEOK Inc.	6.000%	6/15/35	2,155	2,114
ONEOK Inc.	4.950%	7/13/47	15,150	12,854
ONEOK Inc.	5.200%	7/15/48	7,540	6,685
ONEOK Inc.	4.450%	9/1/49	10,622	8,512
ONEOK Inc.	4.500%	3/15/50	5,251	4,183
ONEOK Inc.	7.150%	1/15/51	6,195	6,572
ONEOK Partners LP	4.900%	3/15/25	8,927	9,001
ONEOK Partners LP	6.650%	10/1/36	9,740	9,908
ONEOK Partners LP	6.850%	10/15/37	8,021	8,211
ONEOK Partners LP	6.125%	2/1/41	6,292	6,007
ONEOK Partners LP	6.200%	9/15/43	3,491	3,275
Ovintiv Exploration Inc.	5.375%	1/1/26	2,889	2,926
Ovintiv Inc.	7.375%	11/1/31	7,410	8,178
Ovintiv Inc.	6.500%	8/15/34	7,940	8,260
Ovintiv Inc.	6.625%	8/15/37	13,977	14,613
Ovintiv Inc.	6.500%	2/1/38	6,030	6,257
Phillips 66	0.900%	2/15/24	5,000	4,769
Phillips 66	3.850%	4/9/25	10,983	10,928
Phillips 66	1.300%	2/15/26	9,625	8,670
Phillips 66	3.900%	3/15/28	8,910	8,657

39

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	2.150%	12/15/30	17,705	14,454
	Phillips 66	4.650%	11/15/34	11,905	11,550
	Phillips 66	5.875%	5/1/42	14,532	15,732
	Phillips 66	4.875%	11/15/44	17,620	17,069
	Phillips 66	3.300%	3/15/52	8,375	6,246
[7]	Phillips 66 Co.	2.450%	12/15/24	4,300	4,118
[7]	Phillips 66 Co.	3.605%	2/15/25	9,516	9,410
[7]	Phillips 66 Co.	3.550%	10/1/26	2,500	2,430
[7]	Phillips 66 Co.	3.750%	3/1/28	5,725	5,442
[7]	Phillips 66 Co.	3.150%	12/15/29	11,123	9,965
[7]	Phillips 66 Co.	4.680%	2/15/45	7,300	6,720
[7]	Phillips 66 Co.	4.900%	10/1/46	5,933	5,635
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,598	5,901
	Pioneer Natural Resources Co.	1.900%	8/15/30	14,635	11,950
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,980	6,576
	Plains All American Pipeline LP	3.850%	10/15/23	5,786	5,756
	Plains All American Pipeline LP	3.600%	11/1/24	20,766	20,336
	Plains All American Pipeline LP	4.650%	10/15/25	12,669	12,577
	Plains All American Pipeline LP	4.500%	12/15/26	12,330	12,110
	Plains All American Pipeline LP	3.550%	12/15/29	10,208	9,007
	Plains All American Pipeline LP	3.800%	9/15/30	6,366	5,633
	Plains All American Pipeline LP	6.650%	1/15/37	6,839	6,819
	Plains All American Pipeline LP	5.150%	6/1/42	7,150	5,953
	Plains All American Pipeline LP	4.300%	1/31/43	1,855	1,394
	Plains All American Pipeline LP	4.700%	6/15/44	8,877	7,029
	Plains All American Pipeline LP	4.900%	2/15/45	6,531	5,266
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	25,254	25,760
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	28,696	29,318
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,703	16,224
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	24,097	24,197
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	22,225	21,374
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,962	24,940
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,920	2,716
	Schlumberger Investment SA	3.650%	12/1/23	19,931	20,008
	Schlumberger Investment SA	2.650%	6/26/30	16,815	14,786
	Shell International Finance BV	0.375%	9/15/23	7,034	6,813
	Shell International Finance BV	3.500%	11/13/23	11,991	12,069
	Shell International Finance BV	2.000%	11/7/24	11,036	10,721
	Shell International Finance BV	3.250%	5/11/25	37,501	37,135
	Shell International Finance BV	2.875%	5/10/26	18,301	17,710
	Shell International Finance BV	2.500%	9/12/26	21,373	20,311
	Shell International Finance BV	3.875%	11/13/28	18,515	18,268
	Shell International Finance BV	2.375%	11/7/29	25,995	22,959
	Shell International Finance BV	2.750%	4/6/30	28,037	25,316
	Shell International Finance BV	4.125%	5/11/35	15,520	14,802
	Shell International Finance BV	6.375%	12/15/38	30,873	35,951
	Shell International Finance BV	5.500%	3/25/40	9,428	10,126
	Shell International Finance BV	2.875%	11/26/41	4,911	3,800
	Shell International Finance BV	3.625%	8/21/42	9,954	8,451
	Shell International Finance BV	4.550%	8/12/43	23,984	22,780
	Shell International Finance BV	4.375%	5/11/45	36,344	33,830
	Shell International Finance BV	4.000%	5/10/46	29,063	25,733
	Shell International Finance BV	3.750%	9/12/46	8,375	7,118
	Shell International Finance BV	3.125%	11/7/49	22,950	17,679
	Shell International Finance BV	3.250%	4/6/50	17,567	13,871
	Shell International Finance BV	3.000%	11/26/51	17,465	13,029
	Spectra Energy Partners LP	4.750%	3/15/24	6,832	6,893
	Spectra Energy Partners LP	3.500%	3/15/25	7,915	7,753
	Spectra Energy Partners LP	3.375%	10/15/26	13,714	13,069
	Spectra Energy Partners LP	4.500%	3/15/45	16,625	14,452
	Suncor Energy Inc.	7.150%	2/1/32	7,010	7,933
	Suncor Energy Inc.	5.350%	7/15/33	3,930	3,904
	Suncor Energy Inc.	5.950%	12/1/34	3,972	4,163
	Suncor Energy Inc.	5.950%	5/15/35	8,746	9,117
	Suncor Energy Inc.	6.800%	5/15/38	14,201	15,934
	Suncor Energy Inc.	6.500%	6/15/38	22,573	24,803
	Suncor Energy Inc.	4.000%	11/15/47	16,075	13,712
	Suncor Energy Inc.	3.750%	3/4/51	5,760	4,670
	Targa Resources Corp.	4.200%	2/1/33	9,500	8,605
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	4.950%	4/15/52	8,200	7,047
	Targa Resources Partners LP	6.500%	7/15/27	3,700	3,781
	Targa Resources Partners LP	5.000%	1/15/28	9,113	8,706
	Targa Resources Partners LP	6.875%	1/15/29	8,220	8,389
	Targa Resources Partners LP	5.500%	3/1/30	7,195	6,851
	Targa Resources Partners LP	4.875%	2/1/31	3,985	3,635
	Targa Resources Partners LP	4.000%	1/15/32	14,010	12,015
	TC PipeLines LP	3.900%	5/25/27	7,638	7,495
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,697
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,906	5,328
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,967	2,227
[7]	Texas Eastern Transmission LP	2.800%	10/15/22	165	165
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	6,630
	Tosco Corp.	8.125%	2/15/30	1,150	1,400
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	27,034	26,833
	TotalEnergies Capital International SA	3.700%	1/15/24	26,424	26,501
	TotalEnergies Capital International SA	3.750%	4/10/24	3,776	3,787
	TotalEnergies Capital International SA	2.434%	1/10/25	11,224	10,907
	TotalEnergies Capital International SA	3.455%	2/19/29	18,640	17,764
	TotalEnergies Capital International SA	2.829%	1/10/30	20,473	18,557
	TotalEnergies Capital International SA	2.986%	6/29/41	7,875	6,223
	TotalEnergies Capital International SA	3.461%	7/12/49	9,422	7,601
	TotalEnergies Capital International SA	3.127%	5/29/50	32,279	24,711
	TotalEnergies Capital International SA	3.386%	6/29/60	2,320	1,779
	TotalEnergies Capital SA	3.883%	10/11/28	8,172	8,055
	TransCanada PipeLines Ltd.	3.750%	10/16/23	6,588	6,591
	TransCanada PipeLines Ltd.	1.000%	10/12/24	13,900	12,985
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,641	13,860
	TransCanada PipeLines Ltd.	4.250%	5/15/28	14,020	13,640
	TransCanada PipeLines Ltd.	4.100%	4/15/30	16,514	15,783
	TransCanada PipeLines Ltd.	2.500%	10/12/31	14,232	11,825
	TransCanada PipeLines Ltd.	4.625%	3/1/34	18,837	18,084
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,517	4,632
	TransCanada PipeLines Ltd.	5.850%	3/15/36	7,041	7,361
	TransCanada PipeLines Ltd.	6.200%	10/15/37	19,476	21,176
	TransCanada PipeLines Ltd.	4.750%	5/15/38	15,384	14,626
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,665	4,342
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,881	13,910
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,463	10,916
	TransCanada PipeLines Ltd.	4.875%	5/15/48	24,414	23,398
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,509	1,496
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	9,749	10,754
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	7,917	7,685
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	12,293	11,040
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,093	3,071
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,059	4,543
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	5,843	5,336
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,965	4,124
	Valero Energy Corp.	2.850%	4/15/25	1,634	1,580
	Valero Energy Corp.	3.400%	9/15/26	545	525
	Valero Energy Corp.	2.150%	9/15/27	7,225	6,440
	Valero Energy Corp.	4.350%	6/1/28	18,572	18,064
	Valero Energy Corp.	4.000%	4/1/29	9,233	8,715
	Valero Energy Corp.	2.800%	12/1/31	6,306	5,289
	Valero Energy Corp.	7.500%	4/15/32	9,404	10,838

40

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	6.625%	6/15/37	20,033	21,763
	Valero Energy Corp.	4.900%	3/15/45	9,345	8,538
	Valero Energy Corp.	3.650%	12/1/51	13,535	10,138
	Valero Energy Partners LP	4.500%	3/15/28	10,172	10,027
	Williams Cos. Inc.	4.500%	11/15/23	6,253	6,292
	Williams Cos. Inc.	4.300%	3/4/24	18,870	18,941
	Williams Cos. Inc.	4.550%	6/24/24	29,599	29,875
	Williams Cos. Inc.	3.900%	1/15/25	17,869	17,665
	Williams Cos. Inc.	4.000%	9/15/25	11,515	11,346
	Williams Cos. Inc.	3.750%	6/15/27	17,480	16,716
	Williams Cos. Inc.	3.500%	11/15/30	14,985	13,494
[3]	Williams Cos. Inc.	7.500%	1/15/31	593	683
	Williams Cos. Inc.	2.600%	3/15/31	19,200	16,088
	Williams Cos. Inc.	6.300%	4/15/40	16,818	17,857
	Williams Cos. Inc.	5.800%	11/15/43	10,300	10,263
	Williams Cos. Inc.	5.400%	3/4/44	9,272	8,837
	Williams Cos. Inc.	5.750%	6/24/44	6,539	6,563
	Williams Cos. Inc.	4.900%	1/15/45	7,345	6,572
	Williams Cos. Inc.	5.100%	9/15/45	13,683	12,748
	Williams Cos. Inc.	4.850%	3/1/48	9,301	8,423
	Williams Cos. Inc.	3.500%	10/15/51	6,096	4,545
					5,447,273
Financials (7.7%)
	ACE Capital Trust II	9.700%	4/1/30	2,136	2,730
[3]	Aegon NV	5.500%	4/11/48	4,050	3,892
	AerCap Ireland Capital DAC	4.125%	7/3/23	3,344	3,318
	AerCap Ireland Capital DAC	4.500%	9/15/23	8,155	8,132
	AerCap Ireland Capital DAC	1.150%	10/29/23	23,661	22,585
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,892	6,877
	AerCap Ireland Capital DAC	3.150%	2/15/24	7,385	7,175
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,120	3,944
	AerCap Ireland Capital DAC	1.650%	10/29/24	32,702	30,232
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,200	9,444
	AerCap Ireland Capital DAC	3.500%	1/15/25	15,346	14,706
	AerCap Ireland Capital DAC	6.500%	7/15/25	22,505	23,004
	AerCap Ireland Capital DAC	4.450%	10/1/25	14,869	14,404
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,125	11,444
	AerCap Ireland Capital DAC	4.450%	4/3/26	24,479	23,421
	AerCap Ireland Capital DAC	2.450%	10/29/26	52,425	45,639
	AerCap Ireland Capital DAC	3.650%	7/21/27	22,229	20,123
	AerCap Ireland Capital DAC	4.625%	10/15/27	11,623	10,959
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,331	13,815
	AerCap Ireland Capital DAC	3.000%	10/29/28	49,491	41,636
	AerCap Ireland Capital DAC	3.300%	1/30/32	86,425	68,873
	AerCap Ireland Capital DAC	3.400%	10/29/33	14,160	11,169
	AerCap Ireland Capital DAC	3.850%	10/29/41	16,774	12,065
	Affiliated Managers Group Inc.	4.250%	2/15/24	9,364	9,412
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,390	12,239
	Affiliated Managers Group Inc.	3.300%	6/15/30	8,832	7,936
	Aflac Inc.	3.625%	11/15/24	10,921	10,950
	Aflac Inc.	3.250%	3/17/25	6,937	6,839
	Aflac Inc.	1.125%	3/15/26	2,100	1,897
	Aflac Inc.	2.875%	10/15/26	11,055	10,638
	Aflac Inc.	3.600%	4/1/30	24,290	22,984
	Aflac Inc.	4.000%	10/15/46	4,650	4,004
	Aflac Inc.	4.750%	1/15/49	3,118	3,002
	Air Lease Corp.	3.875%	7/3/23	25,384	25,256
	Air Lease Corp.	3.000%	9/15/23	2,643	2,603
[3]	Air Lease Corp.	4.250%	2/1/24	11,550	11,424
[3]	Air Lease Corp.	0.700%	2/15/24	6,125	5,785
	Air Lease Corp.	0.800%	8/18/24	7,960	7,291
	Air Lease Corp.	4.250%	9/15/24	4,840	4,750
[3]	Air Lease Corp.	2.300%	2/1/25	12,918	12,077
	Air Lease Corp.	3.250%	3/1/25	13,810	13,190
	Air Lease Corp.	3.375%	7/1/25	10,819	10,197
[3]	Air Lease Corp.	2.875%	1/15/26	9,037	8,297
[3]	Air Lease Corp.	3.750%	6/1/26	1,810	1,704
	Air Lease Corp.	1.875%	8/15/26	8,419	7,288
	Air Lease Corp.	2.200%	1/15/27	6,550	5,711
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	3.625%	4/1/27	6,332	5,857
	Air Lease Corp.	3.625%	12/1/27	13,645	12,138
	Air Lease Corp.	2.100%	9/1/28	7,485	6,070
	Air Lease Corp.	4.625%	10/1/28	11,368	10,508
	Air Lease Corp.	3.250%	10/1/29	7,935	6,611
[3]	Air Lease Corp.	3.000%	2/1/30	10,592	8,598
	Air Lease Corp.	3.125%	12/1/30	7,300	5,949
	Air Lease Corp.	2.875%	1/15/32	10,000	7,802
	Aircastle Ltd.	4.400%	9/25/23	11,475	11,358
	Aircastle Ltd.	4.125%	5/1/24	2,380	2,314
	Aircastle Ltd.	4.250%	6/15/26	20,096	18,511
	Alleghany Corp.	4.900%	9/15/44	6,055	5,757
	Alleghany Corp.	3.250%	8/15/51	10,715	7,888
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,250
	Allstate Corp.	0.750%	12/15/25	3,355	3,017
	Allstate Corp.	3.280%	12/15/26	3,127	3,074
	Allstate Corp.	1.450%	12/15/30	7,690	6,103
	Allstate Corp.	5.350%	6/1/33	2,775	2,936
	Allstate Corp.	5.550%	5/9/35	3,056	3,308
	Allstate Corp.	5.950%	4/1/36	1,713	1,899
	Allstate Corp.	4.500%	6/15/43	8,975	8,420
	Allstate Corp.	4.200%	12/15/46	6,379	5,806
	Allstate Corp.	3.850%	8/10/49	14,766	12,651
[3]	Allstate Corp.	5.750%	8/15/53	13,361	11,864
[3]	Allstate Corp.	6.500%	5/15/57	6,890	7,033
	Ally Financial Inc.	1.450%	10/2/23	48,728	47,132
	Ally Financial Inc.	3.875%	5/21/24	3,309	3,275
	Ally Financial Inc.	5.125%	9/30/24	19,172	19,377
	Ally Financial Inc.	4.625%	3/30/25	1,748	1,737
	Ally Financial Inc.	5.800%	5/1/25	3,255	3,329
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,802
	Ally Financial Inc.	2.200%	11/2/28	15,180	12,369
[3]	Ally Financial Inc.	8.000%	11/1/31	29,491	32,791
	Ally Financial Inc.	8.000%	11/1/31	9,363	10,162
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,216	7,102
	American Express Co.	3.700%	8/3/23	24,562	24,652
	American Express Co.	0.750%	11/3/23	11,960	11,581
	American Express Co.	3.400%	2/22/24	16,237	16,201
	American Express Co.	2.500%	7/30/24	12,405	12,092
	American Express Co.	3.000%	10/30/24	49,984	49,066
	American Express Co.	3.625%	12/5/24	18,441	18,343
	American Express Co.	2.250%	3/4/25	20,000	19,258
	American Express Co.	4.200%	11/6/25	14,802	15,034
	American Express Co.	3.125%	5/20/26	10,545	10,245
	American Express Co.	1.650%	11/4/26	12,297	11,146
	American Express Co.	2.550%	3/4/27	24,870	23,182
	American Express Co.	3.300%	5/3/27	27,917	26,862
	American Express Co.	4.050%	12/3/42	7,549	6,886
	American Financial Group Inc.	5.250%	4/2/30	7,500	7,490
	American Financial Group Inc.	4.500%	6/15/47	7,190	6,030
	American International Group Inc.	4.125%	2/15/24	4,954	4,989
	American International Group Inc.	2.500%	6/30/25	29,715	28,355
	American International Group Inc.	3.750%	7/10/25	11,134	10,993
	American International Group Inc.	3.900%	4/1/26	14,853	14,538
	American International Group Inc.	4.200%	4/1/28	7,040	6,920
	American International Group Inc.	4.250%	3/15/29	2,099	2,039
	American International Group Inc.	3.400%	6/30/30	12,270	11,258
	American International Group Inc.	3.875%	1/15/35	7,686	6,948
	American International Group Inc.	4.700%	7/10/35	5,358	5,241
	American International Group Inc.	6.250%	5/1/36	11,161	12,557
	American International Group Inc.	4.500%	7/16/44	9,964	8,934
	American International Group Inc.	4.800%	7/10/45	9,156	8,518
	American International Group Inc.	4.750%	4/1/48	15,941	14,921
[3]	American International Group Inc.	5.750%	4/1/48	7,815	7,015
	American International Group Inc.	4.375%	6/30/50	6,424	5,685
	American International Group Inc.	4.375%	1/15/55	5,324	4,626
	Ameriprise Financial Inc.	4.000%	10/15/23	18,251	18,363

41

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameriprise Financial Inc.	3.700%	10/15/24	12,325	12,318
	Ameriprise Financial Inc.	3.000%	4/2/25	2,064	2,018
	Ameriprise Financial Inc.	2.875%	9/15/26	10,740	10,259
	Ameriprise Financial Inc.	4.500%	5/13/32	4,605	4,526
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	3,830	3,352
[3]	Aon Corp.	8.205%	1/1/27	3,727	3,971
	Aon Corp.	2.850%	5/28/27	3,654	3,426
	Aon Corp.	4.500%	12/15/28	10,351	10,187
	Aon Corp.	3.750%	5/2/29	8,965	8,467
	Aon Corp.	2.800%	5/15/30	20,131	17,618
	Aon Corp.	6.250%	9/30/40	5,565	6,170
	Aon Corp.	2.900%	8/23/51	7,585	5,284
	Aon Corp.	3.900%	2/28/52	7,185	5,906
	Aon Global Ltd.	4.000%	11/27/23	860	864
	Aon Global Ltd.	3.500%	6/14/24	16,970	16,859
	Aon Global Ltd.	3.875%	12/15/25	8,602	8,508
	Aon Global Ltd.	4.600%	6/14/44	10,267	9,218
	Aon Global Ltd.	4.750%	5/15/45	2,052	1,911
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	148
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,451
	Arch Capital Finance LLC	5.031%	12/15/46	4,707	4,422
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,476
	Arch Capital Group Ltd.	3.635%	6/30/50	11,760	9,114
	Arch Capital Group US Inc.	5.144%	11/1/43	4,623	4,486
	Ares Capital Corp.	4.200%	6/10/24	10,910	10,703
	Ares Capital Corp.	4.250%	3/1/25	5,035	4,810
	Ares Capital Corp.	3.250%	7/15/25	13,975	12,926
	Ares Capital Corp.	3.875%	1/15/26	2,590	2,389
	Ares Capital Corp.	2.150%	7/15/26	29,182	24,529
	Ares Capital Corp.	2.875%	6/15/27	5,650	4,720
	Ares Capital Corp.	3.200%	11/15/31	12,030	8,733
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	5,482
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,510	8,793
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,750	1,904
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,089
	Assurant Inc.	4.200%	9/27/23	1,694	1,704
	Assurant Inc.	4.900%	3/27/28	3,329	3,300
	Assurant Inc.	3.700%	2/22/30	4,911	4,355
	Assurant Inc.	6.750%	2/15/34	1,103	1,202
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,372	4,452
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,165	2,746
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,798	2,106
	Athene Holding Ltd.	4.125%	1/12/28	13,434	12,525
	Athene Holding Ltd.	6.150%	4/3/30	17,590	17,563
	Athene Holding Ltd.	3.500%	1/15/31	11,831	10,012
	Athene Holding Ltd.	3.950%	5/25/51	20,036	14,769
	Athene Holding Ltd.	3.450%	5/15/52	8,329	5,733
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,148	13,103
	AXA SA	8.600%	12/15/30	22,446	26,583
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	2,806
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	2,743
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	14,623
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	3,893
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,365	2,887
	Banco Santander SA	2.706%	6/27/24	11,401	11,141
	Banco Santander SA	2.746%	5/28/25	11,629	11,031
	Banco Santander SA	5.179%	11/19/25	19,358	19,410
	Banco Santander SA	1.849%	3/25/26	2,065	1,858
	Banco Santander SA	4.250%	4/11/27	11,127	10,737
	Banco Santander SA	3.800%	2/23/28	11,163	10,453
	Banco Santander SA	4.379%	4/12/28	12,000	11,546
	Banco Santander SA	3.306%	6/27/29	11,945	10,858
	Banco Santander SA	3.490%	5/28/30	11,892	10,525
	Banco Santander SA	2.749%	12/3/30	16,790	13,336
	Banco Santander SA	2.958%	3/25/31	10,135	8,496
	Bank of America Corp.	4.100%	7/24/23	15,303	15,448
[3]	Bank of America Corp.	4.125%	1/22/24	20,154	20,383
[3]	Bank of America Corp.	4.000%	4/1/24	7,096	7,155
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	1.486%	5/19/24	7,003	6,847
[3]	Bank of America Corp.	3.864%	7/23/24	18,878	18,794
[3]	Bank of America Corp.	4.200%	8/26/24	55,689	55,813
[3]	Bank of America Corp.	0.810%	10/24/24	50,986	48,653
[3]	Bank of America Corp.	4.000%	1/22/25	47,896	47,696
	Bank of America Corp.	1.843%	2/4/25	18,035	17,398
[3]	Bank of America Corp.	3.458%	3/15/25	28,995	28,625
[3]	Bank of America Corp.	3.950%	4/21/25	42,022	41,532
	Bank of America Corp.	0.976%	4/22/25	55,150	51,880
	Bank of America Corp.	3.841%	4/25/25	20,125	20,066
[3]	Bank of America Corp.	3.875%	8/1/25	3,235	3,224
[3]	Bank of America Corp.	3.093%	10/1/25	43,776	42,450
[3]	Bank of America Corp.	2.456%	10/22/25	22,125	21,101
[3]	Bank of America Corp.	1.530%	12/6/25	14,128	13,147
[3]	Bank of America Corp.	3.366%	1/23/26	34,432	33,341
[3]	Bank of America Corp.	2.015%	2/13/26	17,297	16,178
[3]	Bank of America Corp.	4.450%	3/3/26	32,831	32,743
[3]	Bank of America Corp.	3.384%	4/2/26	38,919	37,725
[3]	Bank of America Corp.	3.500%	4/19/26	22,071	21,514
[3]	Bank of America Corp.	1.319%	6/19/26	13,870	12,617
	Bank of America Corp.	6.220%	9/15/26	1,956	2,051
[3]	Bank of America Corp.	4.250%	10/22/26	32,128	31,692
[3]	Bank of America Corp.	1.197%	10/24/26	19,755	17,704
[3]	Bank of America Corp.	3.559%	4/23/27	34,375	32,969
	Bank of America Corp.	1.734%	7/22/27	73,359	65,380
[3]	Bank of America Corp.	3.248%	10/21/27	45,406	42,832
[3]	Bank of America Corp.	4.183%	11/25/27	42,375	41,232
[3]	Bank of America Corp.	3.824%	1/20/28	31,542	30,244
	Bank of America Corp.	2.551%	2/4/28	12,301	11,194
[3]	Bank of America Corp.	3.705%	4/24/28	42,195	40,196
	Bank of America Corp.	4.376%	4/27/28	20,000	19,706
[3]	Bank of America Corp.	3.593%	7/21/28	64,038	60,441
[3]	Bank of America Corp.	3.419%	12/20/28	103,400	96,312
[3]	Bank of America Corp.	3.970%	3/5/29	21,859	20,857
[3]	Bank of America Corp.	2.087%	6/14/29	60,335	51,668
[3]	Bank of America Corp.	4.271%	7/23/29	86,393	83,083
[3]	Bank of America Corp.	3.974%	2/7/30	7,940	7,460
[3]	Bank of America Corp.	3.194%	7/23/30	28,277	25,293
[3]	Bank of America Corp.	2.884%	10/22/30	5,972	5,223
[3]	Bank of America Corp.	2.496%	2/13/31	93,029	78,730
[3]	Bank of America Corp.	2.592%	4/29/31	64,946	55,083
[3]	Bank of America Corp.	1.898%	7/23/31	2,922	2,338
[3]	Bank of America Corp.	1.922%	10/24/31	37,642	30,001
	Bank of America Corp.	2.687%	4/22/32	105,889	88,976
	Bank of America Corp.	2.299%	7/21/32	67,960	54,932
	Bank of America Corp.	2.572%	10/20/32	48,058	39,655
	Bank of America Corp.	2.972%	2/4/33	1,001	853
	Bank of America Corp.	4.571%	4/27/33	20,035	19,499
	Bank of America Corp.	2.482%	9/21/36	30,330	23,586
	Bank of America Corp.	6.110%	1/29/37	22,410	24,284
	Bank of America Corp.	3.846%	3/8/37	15,425	13,359
[3]	Bank of America Corp.	4.244%	4/24/38	34,568	31,815
	Bank of America Corp.	7.750%	5/14/38	15,504	19,152
[3]	Bank of America Corp.	4.078%	4/23/40	38,416	33,766
[3]	Bank of America Corp.	2.676%	6/19/41	96,527	69,661
[3]	Bank of America Corp.	5.875%	2/7/42	14,357	15,496
	Bank of America Corp.	3.311%	4/22/42	55,600	43,666
[3]	Bank of America Corp.	5.000%	1/21/44	30,547	29,829
[3]	Bank of America Corp.	4.875%	4/1/44	7,768	7,473
[3]	Bank of America Corp.	4.750%	4/21/45	5,950	5,382
[3]	Bank of America Corp.	4.443%	1/20/48	9,558	8,709
[3]	Bank of America Corp.	3.946%	1/23/49	11,058	9,440
[3]	Bank of America Corp.	4.330%	3/15/50	37,500	33,713
[3]	Bank of America Corp.	4.083%	3/20/51	98,702	84,976
[3]	Bank of America Corp.	2.831%	10/24/51	500	346
[3]	Bank of America Corp.	3.483%	3/13/52	2,425	1,902
	Bank of America Corp.	2.972%	7/21/52	38,359	27,349
[3]	Bank of America NA	6.000%	10/15/36	17,810	19,545
[3]	Bank of Montreal	0.400%	9/15/23	180	174

42

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	0.450%	12/8/23	6,500	6,237
[3]	Bank of Montreal	3.300%	2/5/24	18,155	18,114
[3]	Bank of Montreal	2.150%	3/8/24	9,740	9,531
[3]	Bank of Montreal	2.500%	6/28/24	11,500	11,234
[3]	Bank of Montreal	0.625%	7/9/24	5,390	5,071
[3]	Bank of Montreal	1.500%	1/10/25	10,483	9,890
[3]	Bank of Montreal	1.850%	5/1/25	27,957	26,447
[3]	Bank of Montreal	3.700%	6/7/25	10,000	9,910
[3]	Bank of Montreal	2.650%	3/8/27	15,295	14,186
[3]	Bank of Montreal	4.338%	10/5/28	5,975	5,968
[3]	Bank of Montreal	3.803%	12/15/32	26,015	24,156
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	10,044	10,074
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	13,471	13,328
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	8,955	8,987
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,576
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	17,047	16,923
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	9,444	9,142
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	14,982	14,695
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,501	4,234
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,262	8,280
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,427	27,384
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,020	17,029
	Bank of New York Mellon Corp.	2.050%	1/26/27	5,200	4,781
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	26,898	26,106
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,924	6,628
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	17,520	16,931
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,040	6,431
[3]	Bank of New York Mellon Corp.	3.300%	8/23/29	5,176	4,786
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,300	4,522
	Bank of Nova Scotia	1.625%	5/1/23	1,346	1,328
	Bank of Nova Scotia	0.400%	9/15/23	12,197	11,783
	Bank of Nova Scotia	3.400%	2/11/24	14,026	13,982
	Bank of Nova Scotia	0.700%	4/15/24	15,541	14,733
	Bank of Nova Scotia	0.650%	7/31/24	373	350
	Bank of Nova Scotia	1.450%	1/10/25	1,170	1,106
	Bank of Nova Scotia	2.200%	2/3/25	49,468	47,383
	Bank of Nova Scotia	3.450%	4/11/25	9,300	9,175
	Bank of Nova Scotia	1.300%	6/11/25	30,390	28,214
	Bank of Nova Scotia	4.500%	12/16/25	33,550	33,591
	Bank of Nova Scotia	2.700%	8/3/26	21,723	20,507
	Bank of Nova Scotia	1.300%	9/15/26	13,948	12,377
	Bank of Nova Scotia	1.950%	2/2/27	6,440	5,821
	Bank of Nova Scotia	2.450%	2/2/32	7,000	5,813
	Bank of Nova Scotia	4.588%	5/4/37	12,885	11,846
[3]	Barclays Bank plc	3.750%	5/15/24	1,600	1,591
[3]	Barclays plc	4.338%	5/16/24	24,761	24,780
	Barclays plc	4.375%	9/11/24	1,135	1,130
	Barclays plc	1.007%	12/10/24	21,125	20,050
	Barclays plc	3.650%	3/16/25	42,562	41,671
[3]	Barclays plc	3.932%	5/7/25	12,420	12,228
	Barclays plc	4.375%	1/12/26	29,885	29,525
[3]	Barclays plc	2.852%	5/7/26	31,733	29,972
	Barclays plc	5.200%	5/12/26	17,814	17,760
	Barclays plc	4.337%	1/10/28	15,789	15,098
	Barclays plc	4.836%	5/9/28	36,295	34,939
[3]	Barclays plc	4.972%	5/16/29	24,667	24,207
[3]	Barclays plc	5.088%	6/20/30	17,260	16,348
	Barclays plc	2.645%	6/24/31	28,067	23,296
	Barclays plc	2.667%	3/10/32	10,575	8,528
	Barclays plc	2.894%	11/24/32	10,270	8,264
	Barclays plc	3.564%	9/23/35	24,635	20,310
	Barclays plc	3.811%	3/10/42	6,055	4,599
	Barclays plc	5.250%	8/17/45	11,937	11,537
	Barclays plc	4.950%	1/10/47	21,033	19,936
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,395	5,099
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,158	1,846
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,560	9,470
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,276	4,733
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,676	11,055
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	5,651	5,286
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	43,853	40,256
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	36,449	33,704
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	35,633	25,707
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,241	3,556
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	35,277	30,191
	Berkshire Hathaway Inc.	3.125%	3/15/26	30,256	29,715
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,624	3,461
	BGC Partners Inc.	3.750%	10/1/24	8,658	8,436
	BlackRock Inc.	3.500%	3/18/24	18,682	18,767
	BlackRock Inc.	3.200%	3/15/27	3,031	2,974
	BlackRock Inc.	3.250%	4/30/29	7,839	7,398
	BlackRock Inc.	2.400%	4/30/30	14,840	12,988
	BlackRock Inc.	1.900%	1/28/31	14,193	11,770
	BlackRock Inc.	2.100%	2/25/32	13,109	10,824
[7]	Blackstone Private Credit Fund	2.625%	12/15/26	7,401	6,173
[7]	Blackstone Private Credit Fund	3.250%	3/15/27	11,295	9,587
	Blackstone Secured Lending Fund	3.625%	1/15/26	9,725	8,910
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,100	6,211
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	3,563	2,857
[3]	BNP Paribas SA	4.250%	10/15/24	2,818	2,810
	BPCE SA	4.000%	4/15/24	22,695	22,628
[3]	BPCE SA	3.375%	12/2/26	5,000	4,783
	Brighthouse Financial Inc.	5.625%	5/15/30	6,974	6,779
	Brighthouse Financial Inc.	4.700%	6/22/47	6,371	5,074
	Brighthouse Financial Inc.	3.850%	12/22/51	8,275	5,630
	Brookfield Asset Management Inc.	4.000%	1/15/25	8,076	8,009
	Brookfield Finance Inc.	4.000%	4/1/24	11,324	11,287
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,461
	Brookfield Finance Inc.	3.900%	1/25/28	7,584	7,246
	Brookfield Finance Inc.	4.850%	3/29/29	22,402	22,137
	Brookfield Finance Inc.	4.350%	4/15/30	12,165	11,614
	Brookfield Finance Inc.	2.724%	4/15/31	7,650	6,483
	Brookfield Finance Inc.	4.700%	9/20/47	9,312	8,177
	Brookfield Finance Inc.	3.500%	3/30/51	5,305	3,853
	Brookfield Finance Inc.	3.625%	2/15/52	7,058	5,157
	Brookfield Finance LLC	3.450%	4/15/50	9,396	6,673
	Brown & Brown Inc.	4.200%	9/15/24	5,500	5,497
	Brown & Brown Inc.	4.500%	3/15/29	7,981	7,829
	Brown & Brown Inc.	2.375%	3/15/31	15,920	12,612
	Brown & Brown Inc.	4.200%	3/17/32	4,000	3,642
	Brown & Brown Inc.	4.950%	3/17/52	9,060	7,948
	Business Development Corp. of America	3.250%	3/30/26	4,175	3,718
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	14,230	14,242
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	8,635	8,272
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,508	15,342
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,387	4,108
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,264	14,650
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	10,185	9,997
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	939	851
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	20,843	18,601
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	9,675	9,281
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	19,975	18,138
[3]	Capital One Bank USA NA	2.280%	1/28/26	842	800
	Capital One Financial Corp.	2.600%	5/11/23	11,902	11,819
	Capital One Financial Corp.	3.500%	6/15/23	6,319	6,288
	Capital One Financial Corp.	3.900%	1/29/24	10,472	10,474
	Capital One Financial Corp.	3.750%	4/24/24	9,997	9,962
	Capital One Financial Corp.	3.300%	10/30/24	21,684	21,184

43

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	3.200%	2/5/25	13,078	12,710
	Capital One Financial Corp.	4.250%	4/30/25	9,824	9,811
	Capital One Financial Corp.	4.200%	10/29/25	19,869	19,579
	Capital One Financial Corp.	2.636%	3/3/26	16,236	15,332
	Capital One Financial Corp.	3.750%	7/28/26	38,026	36,383
	Capital One Financial Corp.	3.750%	3/9/27	39,621	37,935
	Capital One Financial Corp.	3.650%	5/11/27	9,881	9,418
	Capital One Financial Corp.	1.878%	11/2/27	4,418	3,870
	Capital One Financial Corp.	3.800%	1/31/28	28,748	27,106
	Capital One Financial Corp.	3.273%	3/1/30	12,255	10,852
	Capital One Financial Corp.	2.618%	11/2/32	7,388	5,921
	Cboe Global Markets Inc.	3.650%	1/12/27	16,846	16,455
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	5,613
	Charles Schwab Corp.	3.225%	9/1/22	3,955	3,959
	Charles Schwab Corp.	3.550%	2/1/24	11,296	11,304
	Charles Schwab Corp.	0.750%	3/18/24	1,365	1,309
	Charles Schwab Corp.	3.750%	4/1/24	168	169
	Charles Schwab Corp.	3.000%	3/10/25	1,461	1,439
	Charles Schwab Corp.	4.200%	3/24/25	7,450	7,557
	Charles Schwab Corp.	3.625%	4/1/25	7,980	7,963
	Charles Schwab Corp.	3.850%	5/21/25	7,032	7,057
	Charles Schwab Corp.	3.450%	2/13/26	7,765	7,693
	Charles Schwab Corp.	0.900%	3/11/26	20,458	18,386
	Charles Schwab Corp.	1.150%	5/13/26	19,345	17,447
	Charles Schwab Corp.	3.200%	3/2/27	13,973	13,515
	Charles Schwab Corp.	2.450%	3/3/27	16,985	15,849
	Charles Schwab Corp.	3.300%	4/1/27	24,207	23,488
	Charles Schwab Corp.	3.200%	1/25/28	7,201	6,888
	Charles Schwab Corp.	2.000%	3/20/28	1,230	1,099
	Charles Schwab Corp.	4.000%	2/1/29	9,408	9,255
	Charles Schwab Corp.	3.250%	5/22/29	9,167	8,530
	Charles Schwab Corp.	2.750%	10/1/29	9,965	8,963
	Charles Schwab Corp.	1.650%	3/11/31	13,865	11,124
	Charles Schwab Corp.	2.300%	5/13/31	16,662	14,091
	Charles Schwab Corp.	1.950%	12/1/31	11,048	8,953
	Charles Schwab Corp.	2.900%	3/3/32	14,050	12,357
	Chubb Corp.	6.000%	5/11/37	6,025	6,955
[3]	Chubb Corp.	6.500%	5/15/38	6,167	7,238
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,378	7,358
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,340	17,020
	Chubb INA Holdings Inc.	3.350%	5/3/26	22,016	21,527
	Chubb INA Holdings Inc.	1.375%	9/15/30	17,774	14,208
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,450	2,907
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,108	4,643
	Chubb INA Holdings Inc.	4.350%	11/3/45	31,986	30,149
	Chubb INA Holdings Inc.	2.850%	12/15/51	4,915	3,606
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,100	2,230
	CI Financial Corp.	3.200%	12/17/30	10,789	8,399
	CI Financial Corp.	4.100%	6/15/51	12,402	8,260
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	4,281	4,838
	Cincinnati Financial Corp.	6.125%	11/1/34	2,170	2,467
[3]	Citibank NA	3.650%	1/23/24	5,599	5,621
	Citigroup Inc.	3.500%	5/15/23	20,833	20,825
	Citigroup Inc.	3.875%	10/25/23	15,805	15,962
[3]	Citigroup Inc.	1.678%	5/15/24	32,794	32,163
	Citigroup Inc.	3.750%	6/16/24	22,118	22,239
	Citigroup Inc.	4.000%	8/5/24	19,385	19,356
	Citigroup Inc.	0.776%	10/30/24	15,865	15,136
	Citigroup Inc.	3.875%	3/26/25	15,911	15,718
[3]	Citigroup Inc.	3.352%	4/24/25	33,424	32,774
	Citigroup Inc.	3.300%	4/27/25	7,332	7,226
	Citigroup Inc.	0.981%	5/1/25	17,179	16,096
	Citigroup Inc.	4.140%	5/24/25	8,500	8,472
	Citigroup Inc.	4.400%	6/10/25	50,417	50,384
	Citigroup Inc.	5.500%	9/13/25	20,232	20,816
	Citigroup Inc.	1.281%	11/3/25	4,900	4,553
	Citigroup Inc.	3.700%	1/12/26	25,711	25,236
	Citigroup Inc.	2.014%	1/25/26	18,281	17,141
	Citigroup Inc.	4.600%	3/9/26	27,725	27,783
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.290%	3/17/26	15,000	14,533
[3]	Citigroup Inc.	3.106%	4/8/26	49,287	47,392
	Citigroup Inc.	3.400%	5/1/26	15,545	15,042
	Citigroup Inc.	3.200%	10/21/26	68,089	64,782
	Citigroup Inc.	4.300%	11/20/26	3,421	3,377
	Citigroup Inc.	1.462%	6/9/27	1,466	1,296
	Citigroup Inc.	4.450%	9/29/27	68,588	67,433
[3]	Citigroup Inc.	3.887%	1/10/28	64,631	62,049
[3]	Citigroup Inc.	3.070%	2/24/28	300	278
	Citigroup Inc.	4.658%	5/24/28	5,000	4,963
[3]	Citigroup Inc.	3.668%	7/24/28	47,767	45,165
	Citigroup Inc.	4.125%	7/25/28	11,738	11,269
[3]	Citigroup Inc.	3.520%	10/27/28	28,476	26,576
[3]	Citigroup Inc.	4.075%	4/23/29	18,798	17,885
[3]	Citigroup Inc.	3.980%	3/20/30	20,875	19,532
[3]	Citigroup Inc.	2.976%	11/5/30	19,786	17,267
[3]	Citigroup Inc.	2.666%	1/29/31	28,672	24,350
[3]	Citigroup Inc.	4.412%	3/31/31	61,617	59,013
[3]	Citigroup Inc.	2.572%	6/3/31	23,225	19,537
	Citigroup Inc.	2.561%	5/1/32	1,311	1,081
	Citigroup Inc.	6.625%	6/15/32	13,303	14,546
	Citigroup Inc.	2.520%	11/3/32	18,150	14,715
	Citigroup Inc.	5.875%	2/22/33	4,512	4,678
	Citigroup Inc.	4.910%	5/24/33	8,000	7,897
	Citigroup Inc.	6.000%	10/31/33	12,482	13,111
	Citigroup Inc.	6.125%	8/25/36	14,933	15,811
[3]	Citigroup Inc.	3.878%	1/24/39	23,760	20,565
	Citigroup Inc.	8.125%	7/15/39	26,906	35,323
[3]	Citigroup Inc.	5.316%	3/26/41	12,465	12,523
	Citigroup Inc.	5.875%	1/30/42	6,290	6,677
	Citigroup Inc.	2.904%	11/3/42	5,840	4,255
	Citigroup Inc.	6.675%	9/13/43	6,515	7,411
	Citigroup Inc.	4.950%	11/7/43	5,019	4,362
	Citigroup Inc.	5.300%	5/6/44	22,434	21,912
	Citigroup Inc.	4.650%	7/30/45	11,588	10,589
	Citigroup Inc.	4.750%	5/18/46	39,459	35,455
[3]	Citigroup Inc.	4.281%	4/24/48	12,918	11,538
	Citigroup Inc.	4.650%	7/23/48	20,275	18,861
[3]	Citizens Bank NA	3.750%	2/18/26	7,290	7,152
	Citizens Financial Group Inc.	2.850%	7/27/26	32,898	30,751
	Citizens Financial Group Inc.	2.500%	2/6/30	6,062	5,097
	Citizens Financial Group Inc.	3.250%	4/30/30	3,611	3,206
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,863
	Citizens Financial Group Inc.	2.638%	9/30/32	12,983	10,353
	CME Group Inc.	3.000%	3/15/25	10,081	9,957
	CME Group Inc.	3.750%	6/15/28	1,334	1,315
	CME Group Inc.	2.650%	3/15/32	2,105	1,859
	CME Group Inc.	5.300%	9/15/43	12,312	13,344
	CME Group Inc.	4.150%	6/15/48	9,830	9,416
	CNA Financial Corp.	3.950%	5/15/24	6,477	6,472
	CNA Financial Corp.	4.500%	3/1/26	3,794	3,801
	CNA Financial Corp.	3.450%	8/15/27	9,690	9,165
	CNA Financial Corp.	3.900%	5/1/29	2,695	2,534
	CNA Financial Corp.	2.050%	8/15/30	4,737	3,812
	CNO Financial Group Inc.	5.250%	5/30/29	8,337	8,055
[3]	Comerica Bank	2.500%	7/23/24	2,433	2,363
[3]	Comerica Bank	4.000%	7/27/25	3,261	3,214
	Comerica Inc.	3.700%	7/31/23	21,164	21,148
	Comerica Inc.	4.000%	2/1/29	2,258	2,192
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,875	15,141
	Cooperatieve Rabobank UA	1.375%	1/10/25	8,650	8,147
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	23,120	22,778
	Cooperatieve Rabobank UA	4.375%	8/4/25	17,082	16,917
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	19,158	18,263
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	13,846	14,983
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,314	17,059
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,036	18,762
[7]	Corebridge Financial Inc.	3.500%	4/4/25	12,600	12,260
[7]	Corebridge Financial Inc.	3.650%	4/5/27	11,000	10,356

44

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Corebridge Financial Inc.	3.850%	4/5/29	12,675	11,696
[7]	Corebridge Financial Inc.	3.900%	4/5/32	14,550	13,056
[7]	Corebridge Financial Inc.	4.350%	4/5/42	7,900	6,747
	Credit Suisse AG	1.000%	5/5/23	27,084	26,506
	Credit Suisse AG	0.495%	2/2/24	5,444	5,127
[3]	Credit Suisse AG	3.625%	9/9/24	24,580	24,125
	Credit Suisse AG	3.700%	2/21/25	6,475	6,339
	Credit Suisse AG	2.950%	4/9/25	3,155	3,019
	Credit Suisse AG	1.250%	8/7/26	6,920	6,051
	Credit Suisse Group AG	3.750%	3/26/25	65,884	63,864
	Credit Suisse Group AG	4.550%	4/17/26	15,219	14,861
[7]	Credit Suisse Group AG	4.282%	1/9/28	20,250	18,947
[7]	Credit Suisse Group AG	4.194%	4/1/31	3,250	2,886
	Credit Suisse Group AG	4.875%	5/15/45	24,701	21,138
	Credit Suisse USA Inc.	7.125%	7/15/32	14,624	16,346
[3]	Deutsche Bank AG	0.962%	11/8/23	12,533	12,015
[3]	Deutsche Bank AG	3.700%	5/30/24	30,495	30,009
	Deutsche Bank AG	3.700%	5/30/24	799	790
	Deutsche Bank AG	1.447%	4/1/25	5,733	5,362
[3]	Deutsche Bank AG	3.961%	11/26/25	1,350	1,308
[3]	Deutsche Bank AG	4.100%	1/13/26	9,534	9,427
	Deutsche Bank AG	2.129%	11/24/26	15,935	14,165
	Deutsche Bank AG	2.311%	11/16/27	14,340	12,371
	Deutsche Bank AG	2.552%	1/7/28	9,500	8,219
[3]	Discover Bank	4.200%	8/8/23	24,638	24,712
	Discover Bank	2.450%	9/12/24	16,291	15,639
[3]	Discover Bank	4.250%	3/13/26	12,805	12,502
[3]	Discover Bank	3.450%	7/27/26	18,563	17,563
[3]	Discover Bank	4.682%	8/9/28	9,497	9,240
[3]	Discover Bank	4.650%	9/13/28	15,997	15,386
[3]	Discover Bank	2.700%	2/6/30	4,151	3,456
	Discover Financial Services	3.950%	11/6/24	7,685	7,585
	Discover Financial Services	3.750%	3/4/25	10,684	10,525
	Discover Financial Services	4.500%	1/30/26	17,848	17,507
	Discover Financial Services	4.100%	2/9/27	33,292	31,879
	Eaton Vance Corp.	3.500%	4/6/27	4,605	4,416
	Enstar Group Ltd.	4.950%	6/1/29	11,969	11,447
	Enstar Group Ltd.	3.100%	9/1/31	5,055	4,007
	Equitable Holdings Inc.	7.000%	4/1/28	4,300	4,743
	Equitable Holdings Inc.	4.350%	4/20/28	17,836	17,230
	Equitable Holdings Inc.	5.000%	4/20/48	24,852	22,962
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	4,457
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	10,160
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,620	8,793
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,482	10,417
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,618	6,355
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,225	1,925
	Fidelity National Financial Inc.	4.500%	8/15/28	8,000	7,697
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	10,859
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	6,974
	Fidelity National Financial Inc.	3.200%	9/17/51	12,200	7,760
	Fifth Third Bancorp	1.625%	5/5/23	2,686	2,647
	Fifth Third Bancorp	4.300%	1/16/24	15,040	15,127
	Fifth Third Bancorp	3.650%	1/25/24	42,814	42,642
	Fifth Third Bancorp	2.375%	1/28/25	24,976	23,932
	Fifth Third Bancorp	2.550%	5/5/27	13,032	11,956
	Fifth Third Bancorp	1.707%	11/1/27	7,085	6,278
	Fifth Third Bancorp	3.950%	3/14/28	15,824	15,375
	Fifth Third Bancorp	4.055%	4/25/28	2,000	1,952
	Fifth Third Bancorp	8.250%	3/1/38	14,026	18,035
[3]	Fifth Third Bank NA	3.950%	7/28/25	12,659	12,669
[3]	Fifth Third Bank NA	3.850%	3/15/26	11,941	11,697
[3]	Fifth Third Bank NA	2.250%	2/1/27	7,025	6,502
	First American Financial Corp.	4.600%	11/15/24	5,160	5,143
	First American Financial Corp.	2.400%	8/15/31	9,888	7,570
	First Horizon Corp.	4.000%	5/26/25	4,625	4,536
[3]	First Republic Bank	4.375%	8/1/46	3,645	3,266
[3]	First Republic Bank	4.625%	2/13/47	4,574	4,159
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,288	6,526
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin Resources Inc.	2.850%	3/30/25	6,177	6,001
	Franklin Resources Inc.	1.600%	10/30/30	6,321	4,963
	Franklin Resources Inc.	2.950%	8/12/51	5,746	3,950
	FS KKR Capital Corp.	4.625%	7/15/24	7,624	7,486
	FS KKR Capital Corp.	4.125%	2/1/25	6,683	6,341
	FS KKR Capital Corp.	3.400%	1/15/26	14,738	13,095
	FS KKR Capital Corp.	2.625%	1/15/27	5,125	4,308
	FS KKR Capital Corp.	3.125%	10/12/28	4,225	3,362
	GATX Corp.	4.350%	2/15/24	129	130
	GATX Corp.	3.250%	3/30/25	5,106	4,969
	GATX Corp.	3.250%	9/15/26	3,315	3,162
	GATX Corp.	3.850%	3/30/27	16,206	15,686
	GATX Corp.	3.500%	3/15/28	7,225	6,746
	GATX Corp.	4.550%	11/7/28	6,050	5,918
	GATX Corp.	4.700%	4/1/29	3,825	3,728
	GATX Corp.	4.000%	6/30/30	4,398	4,061
	GATX Corp.	1.900%	6/1/31	6,000	4,662
	GATX Corp.	3.500%	6/1/32	3,000	2,626
	GATX Corp.	5.200%	3/15/44	1,147	1,087
	GATX Corp.	4.500%	3/30/45	1,952	1,629
	GATX Corp.	3.100%	6/1/51	7,242	4,843
	GE Capital Funding LLC	3.450%	5/15/25	17,761	17,440
	GE Capital Funding LLC	4.550%	5/15/32	13,100	12,629
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	108,153	101,224
	Globe Life Inc.	4.550%	9/15/28	6,187	6,091
	Globe Life Inc.	2.150%	8/15/30	6,415	5,252
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,575	3,463
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,445
	Goldman Sachs Capital I	6.345%	2/15/34	13,172	14,056
	Goldman Sachs Group Inc.	1.217%	12/6/23	26,030	25,113
	Goldman Sachs Group Inc.	3.625%	2/20/24	25,086	25,006
	Goldman Sachs Group Inc.	4.000%	3/3/24	51,829	51,973
	Goldman Sachs Group Inc.	0.673%	3/8/24	65	64
	Goldman Sachs Group Inc.	3.000%	3/15/24	29,579	29,202
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	11,628	11,661
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	10,890	10,429
	Goldman Sachs Group Inc.	0.925%	10/21/24	40,553	38,828
	Goldman Sachs Group Inc.	3.500%	1/23/25	40,508	40,042
	Goldman Sachs Group Inc.	1.757%	1/24/25	35,071	33,747
	Goldman Sachs Group Inc.	3.500%	4/1/25	7,453	7,323
	Goldman Sachs Group Inc.	3.750%	5/22/25	25,344	25,062
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	62,124	60,425
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,645	22,506
	Goldman Sachs Group Inc.	3.750%	2/25/26	34,561	33,937
	Goldman Sachs Group Inc.	3.500%	11/16/26	50,102	48,146
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	19,043	16,928
	Goldman Sachs Group Inc.	5.950%	1/15/27	20,424	21,377
	Goldman Sachs Group Inc.	3.850%	1/26/27	39,384	38,102
	Goldman Sachs Group Inc.	1.431%	3/9/27	7,835	6,966
	Goldman Sachs Group Inc.	1.542%	9/10/27	7,407	6,501
	Goldman Sachs Group Inc.	1.948%	10/21/27	32,637	28,901
	Goldman Sachs Group Inc.	2.640%	2/24/28	26,300	23,853
	Goldman Sachs Group Inc.	3.615%	3/15/28	32,665	30,952
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	35,437	33,591
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	85,553	80,664
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	22,460	21,559
	Goldman Sachs Group Inc.	2.600%	2/7/30	5,329	4,543
	Goldman Sachs Group Inc.	3.800%	3/15/30	71,581	66,310
	Goldman Sachs Group Inc.	1.992%	1/27/32	25,429	20,107
	Goldman Sachs Group Inc.	2.615%	4/22/32	66,784	55,409
	Goldman Sachs Group Inc.	2.383%	7/21/32	25,475	20,619
	Goldman Sachs Group Inc.	2.650%	10/21/32	40,939	33,749
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,531	3,837
	Goldman Sachs Group Inc.	3.102%	2/24/33	100,854	86,247
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,459	22,157
	Goldman Sachs Group Inc.	6.750%	10/1/37	50,490	55,932
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	59,731	52,168
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	57,330	52,176

45

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	17,043	18,859
	Goldman Sachs Group Inc.	3.210%	4/22/42	29,643	22,618
	Goldman Sachs Group Inc.	3.436%	2/24/43	7,261	5,713
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	24,627	23,128
	Goldman Sachs Group Inc.	5.150%	5/22/45	34,679	33,001
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,157	2,007
	Golub Capital BDC Inc.	3.375%	4/15/24	8,012	7,732
	Golub Capital BDC Inc.	2.500%	8/24/26	2,677	2,242
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,757	5,724
	Hanover Insurance Group Inc.	2.500%	9/1/30	1,030	861
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	5,548
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,947
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	6,411
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	6,605
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,500	2,256
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	13,985
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,400	3,748
[3]	HSBC Bank USA NA	5.875%	11/1/34	2,513	2,584
[3]	HSBC Bank USA NA	5.625%	8/15/35	55	56
[3]	HSBC Bank USA NA	7.000%	1/15/39	9,259	10,917
	HSBC Holdings plc	3.600%	5/25/23	28,317	28,398
	HSBC Holdings plc	4.250%	3/14/24	34,064	33,930
[3]	HSBC Holdings plc	3.950%	5/18/24	22,080	21,989
	HSBC Holdings plc	0.732%	8/17/24	11,775	11,299
	HSBC Holdings plc	1.162%	11/22/24	30,210	28,870
[3]	HSBC Holdings plc	3.803%	3/11/25	31,111	30,679
	HSBC Holdings plc	0.976%	5/24/25	556	519
	HSBC Holdings plc	4.250%	8/18/25	2,137	2,107
[3]	HSBC Holdings plc	2.633%	11/7/25	29,587	28,217
	HSBC Holdings plc	4.180%	12/9/25	40,400	39,768
	HSBC Holdings plc	4.300%	3/8/26	45,082	44,640
	HSBC Holdings plc	2.999%	3/10/26	26,262	25,058
[3]	HSBC Holdings plc	1.645%	4/18/26	21,250	19,493
	HSBC Holdings plc	3.900%	5/25/26	52,382	51,278
[3]	HSBC Holdings plc	2.099%	6/4/26	88,471	81,827
[3]	HSBC Holdings plc	4.292%	9/12/26	57,512	56,258
	HSBC Holdings plc	4.375%	11/23/26	22,040	21,585
	HSBC Holdings plc	1.589%	5/24/27	25,911	22,782
	HSBC Holdings plc	2.251%	11/22/27	30,710	27,362
[3]	HSBC Holdings plc	4.041%	3/13/28	30,473	28,946
	HSBC Holdings plc	4.755%	6/9/28	39,400	38,310
[3]	HSBC Holdings plc	2.013%	9/22/28	56,624	48,451
[3]	HSBC Holdings plc	4.583%	6/19/29	29,187	28,110
	HSBC Holdings plc	2.206%	8/17/29	22,190	18,637
	HSBC Holdings plc	4.950%	3/31/30	30,495	30,112
[3]	HSBC Holdings plc	3.973%	5/22/30	38,737	35,689
[3]	HSBC Holdings plc	2.848%	6/4/31	16,293	13,760
[3]	HSBC Holdings plc	2.357%	8/18/31	17,529	14,228
[3]	HSBC Holdings plc	7.625%	5/17/32	7,870	9,009
	HSBC Holdings plc	2.804%	5/24/32	31,609	25,950
	HSBC Holdings plc	2.871%	11/22/32	40,747	33,377
[3]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,349
	HSBC Holdings plc	4.762%	3/29/33	15,145	13,988
	HSBC Holdings plc	6.500%	5/2/36	20,397	21,715
	HSBC Holdings plc	6.500%	9/15/37	40,400	43,247
	HSBC Holdings plc	6.800%	6/1/38	11,109	12,059
	HSBC Holdings plc	6.100%	1/14/42	7,428	8,213
	HSBC Holdings plc	5.250%	3/14/44	37,740	35,124
	HSBC USA Inc.	3.500%	6/23/24	11,988	11,910
	Huntington Bancshares Inc.	2.625%	8/6/24	4,928	4,783
	Huntington Bancshares Inc.	4.000%	5/15/25	5,709	5,683
	Huntington Bancshares Inc.	2.550%	2/4/30	16,510	14,049
	Huntington Bancshares Inc.	5.023%	5/17/33	8,100	8,020
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Huntington National Bank	3.550%	10/6/23	10,325	10,316
[3]	Huntington National Bank	4.270%	11/25/26	5,750	5,651
	Huntington National Bank	4.552%	5/17/28	5,000	4,978
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	7,834
	ING Groep NV	4.100%	10/2/23	18,773	18,835
	ING Groep NV	3.550%	4/9/24	16,917	16,779
	ING Groep NV	3.869%	3/28/26	9,700	9,514
	ING Groep NV	3.950%	3/29/27	19,653	18,954
	ING Groep NV	4.017%	3/28/28	5,000	4,771
	ING Groep NV	4.550%	10/2/28	13,245	12,890
	ING Groep NV	4.050%	4/9/29	3,955	3,712
	ING Groep NV	2.727%	4/1/32	5,078	4,231
	ING Groep NV	4.252%	3/28/33	11,933	11,115
	Intercontinental Exchange Inc.	3.650%	5/23/25	9,600	9,538
	Intercontinental Exchange Inc.	3.750%	12/1/25	15,365	15,241
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,977	3,754
	Intercontinental Exchange Inc.	4.000%	9/15/27	6,000	5,903
	Intercontinental Exchange Inc.	3.750%	9/21/28	7,475	7,183
	Intercontinental Exchange Inc.	4.350%	6/15/29	5,900	5,818
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,526	17,190
	Intercontinental Exchange Inc.	1.850%	9/15/32	21,746	17,028
	Intercontinental Exchange Inc.	4.600%	3/15/33	7,000	6,958
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,978	10,964
	Intercontinental Exchange Inc.	4.250%	9/21/48	12,897	11,517
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,385	13,414
	Intercontinental Exchange Inc.	4.950%	6/15/52	7,000	6,888
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,724	18,714
	Intercontinental Exchange Inc.	5.200%	6/15/62	3,032	3,023
	Invesco Finance plc	4.000%	1/30/24	13,599	13,609
	Invesco Finance plc	3.750%	1/15/26	2,346	2,314
	Invesco Finance plc	5.375%	11/30/43	10,862	10,873
[7]	Jackson Financial Inc.	1.125%	11/22/23	2,548	2,450
[7]	Jackson Financial Inc.	3.125%	11/23/31	6,058	4,829
[7]	Jackson Financial Inc.	4.000%	11/23/51	7,789	5,499
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,950	3,977
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	8,789
	Jefferies Group LLC	4.850%	1/15/27	6,140	6,108
	Jefferies Group LLC	6.450%	6/8/27	2,473	2,641
	Jefferies Group LLC	4.150%	1/23/30	17,150	15,347
	Jefferies Group LLC	2.750%	10/15/32	550	417
	Jefferies Group LLC	6.250%	1/15/36	4,242	4,188
	Jefferies Group LLC	6.500%	1/20/43	5,434	5,427
	JPMorgan Chase & Co.	3.375%	5/1/23	33,659	33,637
	JPMorgan Chase & Co.	2.700%	5/18/23	7,853	7,812
	JPMorgan Chase & Co.	3.875%	2/1/24	23,573	23,718
	JPMorgan Chase & Co.	3.625%	5/13/24	32,461	32,508
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	58,009	56,564
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	18,249	18,196
	JPMorgan Chase & Co.	3.875%	9/10/24	64,248	64,128
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	12,482	11,973
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	35,707	35,590
	JPMorgan Chase & Co.	3.125%	1/23/25	26,953	26,580
	JPMorgan Chase & Co.	0.563%	2/16/25	100	94
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	33,309	32,725
	JPMorgan Chase & Co.	0.824%	6/1/25	9,152	8,563
	JPMorgan Chase & Co.	0.969%	6/23/25	16,680	15,598
	JPMorgan Chase & Co.	3.900%	7/15/25	50,235	50,465
	JPMorgan Chase & Co.	0.768%	8/9/25	7,587	7,043
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	28,786	27,437
	JPMorgan Chase & Co.	1.561%	12/10/25	23,993	22,473
	JPMorgan Chase & Co.	2.595%	2/24/26	26,145	24,891
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	693	649
	JPMorgan Chase & Co.	3.300%	4/1/26	57,548	55,920
	JPMorgan Chase & Co.	4.080%	4/26/26	20,000	19,816
	JPMorgan Chase & Co.	3.200%	6/15/26	57,172	55,426
	JPMorgan Chase & Co.	2.950%	10/1/26	57,977	55,351
	JPMorgan Chase & Co.	7.625%	10/15/26	9,095	10,268
	JPMorgan Chase & Co.	1.045%	11/19/26	11,090	9,870

46

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.125%	12/15/26	16,096	15,978
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	49,757	48,678
	JPMorgan Chase & Co.	1.040%	2/4/27	2,125	1,878
	JPMorgan Chase & Co.	1.578%	4/22/27	5,412	4,831
	JPMorgan Chase & Co.	8.000%	4/29/27	7,579	8,699
[3]	JPMorgan Chase & Co.	1.050%	6/23/27	200	174
	JPMorgan Chase & Co.	1.470%	9/22/27	20,430	17,922
	JPMorgan Chase & Co.	4.250%	10/1/27	18,697	18,515
	JPMorgan Chase & Co.	3.625%	12/1/27	15,551	14,936
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	77,958	74,808
	JPMorgan Chase & Co.	4.323%	4/26/28	27,450	27,029
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	35,150	33,298
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	12,400	11,043
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	44,934	42,063
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	24,626	23,611
	JPMorgan Chase & Co.	2.069%	6/1/29	33,673	28,957
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	34,994	33,746
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	24,913	24,252
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	48,179	44,866
	JPMorgan Chase & Co.	4.565%	6/14/30	9,770	9,606
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	2,534	3,101
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	77,191	67,298
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	37,682	36,801
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	19,605	16,713
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	43,685	37,804
	JPMorgan Chase & Co.	1.764%	11/19/31	26,530	21,000
	JPMorgan Chase & Co.	1.953%	2/4/32	53,771	42,950
	JPMorgan Chase & Co.	2.580%	4/22/32	63,810	53,728
	JPMorgan Chase & Co.	2.545%	11/8/32	25,345	21,059
	JPMorgan Chase & Co.	2.963%	1/25/33	47,699	40,957
	JPMorgan Chase & Co.	6.400%	5/15/38	16,212	18,441
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	42,936	37,867
	JPMorgan Chase & Co.	5.500%	10/15/40	15,626	16,191
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	44,884	34,844
	JPMorgan Chase & Co.	5.600%	7/15/41	8,152	8,556
	JPMorgan Chase & Co.	2.525%	11/19/41	33,119	23,580
	JPMorgan Chase & Co.	5.400%	1/6/42	12,711	13,040
	JPMorgan Chase & Co.	3.157%	4/22/42	24,701	19,183
	JPMorgan Chase & Co.	5.625%	8/16/43	13,140	13,746
	JPMorgan Chase & Co.	4.850%	2/1/44	5,560	5,444
	JPMorgan Chase & Co.	4.950%	6/1/45	13,350	12,737
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,989	23,112
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	30,137	25,999
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	85,340	72,744
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	34,581	29,159
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	59,037	43,493
	JPMorgan Chase & Co.	3.328%	4/22/52	28,515	21,802
	Kemper Corp.	4.350%	2/15/25	2,553	2,539
	Kemper Corp.	2.400%	9/30/30	5,640	4,584
	Kemper Corp.	3.800%	2/23/32	4,935	4,360
[3]	KeyBank NA	3.300%	6/1/25	18,793	18,488
[3]	KeyBank NA	3.400%	5/20/26	17,405	16,689
[3]	KeyBank NA	4.390%	12/14/27	2,080	2,071
[3]	KeyBank NA	6.950%	2/1/28	2,540	2,790
[3]	KeyCorp	4.150%	10/29/25	11,300	11,254
[3]	KeyCorp	2.250%	4/6/27	500	450
[3]	KeyCorp	4.100%	4/30/28	14,525	14,005
[3]	KeyCorp	2.550%	10/1/29	14,745	12,729
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,830	1,870
	Lazard Group LLC	3.750%	2/13/25	1,615	1,584
	Lazard Group LLC	3.625%	3/1/27	13,835	13,072
	Lazard Group LLC	4.500%	9/19/28	6,925	6,642
	Lazard Group LLC	4.375%	3/11/29	2,763	2,634
	Legg Mason Inc.	4.750%	3/15/26	5,010	5,128
	Legg Mason Inc.	5.625%	1/15/44	8,378	8,588
	Lincoln National Corp.	4.000%	9/1/23	6,155	6,197
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,669
	Lincoln National Corp.	3.800%	3/1/28	11,746	11,238
	Lincoln National Corp.	3.050%	1/15/30	9,613	8,389
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	3.400%	1/15/31	4,500	4,007
	Lincoln National Corp.	6.300%	10/9/37	4,329	4,685
	Lincoln National Corp.	7.000%	6/15/40	7,172	8,158
	Lincoln National Corp.	4.350%	3/1/48	2,021	1,712
	Lincoln National Corp.	4.375%	6/15/50	3,132	2,684
	Lloyds Bank plc	3.500%	5/14/25	433	424
	Lloyds Banking Group plc	4.050%	8/16/23	39,485	39,609
	Lloyds Banking Group plc	3.900%	3/12/24	11,381	11,354
	Lloyds Banking Group plc	4.500%	11/4/24	16,048	15,981
	Lloyds Banking Group plc	4.450%	5/8/25	9,049	9,059
[3]	Lloyds Banking Group plc	3.870%	7/9/25	13,828	13,668
	Lloyds Banking Group plc	4.582%	12/10/25	40,355	39,614
[3]	Lloyds Banking Group plc	2.438%	2/5/26	3,140	2,975
	Lloyds Banking Group plc	3.511%	3/18/26	6,850	6,674
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	12,348
	Lloyds Banking Group plc	3.750%	1/11/27	27,708	26,750
	Lloyds Banking Group plc	3.750%	3/18/28	2,100	1,997
	Lloyds Banking Group plc	4.375%	3/22/28	37,071	36,000
	Lloyds Banking Group plc	4.550%	8/16/28	17,264	16,874
[3]	Lloyds Banking Group plc	3.574%	11/7/28	46,657	43,688
	Lloyds Banking Group plc	5.300%	12/1/45	7,002	6,495
	Lloyds Banking Group plc	3.369%	12/14/46	7,020	4,998
	Lloyds Banking Group plc	4.344%	1/9/48	14,719	12,080
	Loews Corp.	3.750%	4/1/26	410	407
	Loews Corp.	3.200%	5/15/30	9,220	8,386
	Loews Corp.	6.000%	2/1/35	6,143	6,634
	Loews Corp.	4.125%	5/15/43	7,362	6,307
	M&T Bank Corp.	3.550%	7/26/23	8,790	8,765
	M&T Bank Corp.	4.000%	7/15/24	3,890	3,864
	Main Street Capital Corp.	5.200%	5/1/24	4,406	4,384
	Main Street Capital Corp.	3.000%	7/14/26	8,135	7,115
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,567	13,287
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,856	3,653
	Manulife Financial Corp.	4.150%	3/4/26	17,620	17,478
[3]	Manulife Financial Corp.	4.061%	2/24/32	10,400	9,615
	Manulife Financial Corp.	3.703%	3/16/32	6,650	6,114
	Manulife Financial Corp.	5.375%	3/4/46	10,608	11,346
	Markel Corp.	3.500%	11/1/27	6,995	6,712
	Markel Corp.	3.350%	9/17/29	3,825	3,507
	Markel Corp.	5.000%	4/5/46	6,278	5,935
	Markel Corp.	4.300%	11/1/47	5,483	4,738
	Markel Corp.	5.000%	5/20/49	4,981	4,711
	Markel Corp.	4.150%	9/17/50	6,850	5,648
	Markel Corp.	3.450%	5/7/52	8,250	6,175
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,065
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	23,687	23,732
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,890	5,874
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,434	12,287
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,684	7,610
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,495	16,299
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,250	7,809
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,736	5,157
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,648	21,142
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,278	4,741
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,645	4,990
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,640	8,562
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	270	192
	Mastercard Inc.	3.375%	4/1/24	18,222	18,249
	Mastercard Inc.	2.000%	3/3/25	14,142	13,638
	Mastercard Inc.	2.950%	11/21/26	18,765	18,293
	Mastercard Inc.	3.300%	3/26/27	16,799	16,520
	Mastercard Inc.	3.500%	2/26/28	5,811	5,728
	Mastercard Inc.	2.950%	6/1/29	14,320	13,428
	Mastercard Inc.	3.350%	3/26/30	20,036	19,118
	Mastercard Inc.	1.900%	3/15/31	4,220	3,603
	Mastercard Inc.	2.000%	11/18/31	16,176	13,670
	Mastercard Inc.	3.800%	11/21/46	8,913	8,100
	Mastercard Inc.	3.950%	2/26/48	8,908	8,231
	Mastercard Inc.	3.650%	6/1/49	11,961	10,591

47

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.850%	3/26/50	19,292	17,695
	Mastercard Inc.	2.950%	3/15/51	7,119	5,530
	Mercury General Corp.	4.400%	3/15/27	4,945	4,841
[3]	MetLife Inc.	4.368%	9/15/23	13,030	13,184
	MetLife Inc.	3.600%	4/10/24	15,829	15,871
	MetLife Inc.	3.000%	3/1/25	15,804	15,523
	MetLife Inc.	3.600%	11/13/25	8,991	8,931
	MetLife Inc.	4.550%	3/23/30	31,361	31,619
	MetLife Inc.	6.375%	6/15/34	4,194	4,856
[3]	MetLife Inc.	6.400%	12/15/36	11,227	11,323
[3]	MetLife Inc.	10.750%	8/1/39	1,035	1,363
	MetLife Inc.	5.875%	2/6/41	22,749	24,677
	MetLife Inc.	4.125%	8/13/42	20,488	18,410
	MetLife Inc.	4.875%	11/13/43	11,496	11,355
	MetLife Inc.	4.721%	12/15/44	12,275	11,743
	MetLife Inc.	4.050%	3/1/45	8,510	7,508
	MetLife Inc.	4.600%	5/13/46	1,796	1,738
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	28,866	28,839
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,852	3,815
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,535	25,351
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	15,536	15,138
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	31,634	30,471
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	21,094	20,038
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,249	35,993
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,139	13,000
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	4,140	4,084
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	14,904	13,944
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	57,731	55,865
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,365	9,156
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,758	25,314
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	19,695	17,792
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,129	15,564
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	10,000	9,736
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,830	5,622
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	21,738	20,467
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	23,434	21,148
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,295	27,708
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	8,163
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,357	20,650
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	4,471	3,692
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	19,595	16,659
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	8,300	7,981
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,619	3,352
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	3,781
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	20,702	17,992
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	2,225	2,163
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	12,677	12,650
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	29,155	28,206
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	16,610	15,926
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	1,932	1,808
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,468	2,359
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,475	24,881
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,413	9,156
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,741	19,843
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,495	16,836
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,955	28,406
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,270	4,586
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	4,221	3,432
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,511	1,199
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,315	20,127
[3]	Morgan Stanley	4.100%	5/22/23	27,812	27,940
[3]	Morgan Stanley	0.529%	1/25/24	250	245
[3]	Morgan Stanley	3.875%	4/29/24	45,484	45,614
[3]	Morgan Stanley	3.700%	10/23/24	38,419	38,334
[3]	Morgan Stanley	0.791%	1/22/25	23,489	22,224
	Morgan Stanley	3.620%	4/17/25	15,250	15,067
	Morgan Stanley	0.790%	5/30/25	41,783	38,930
[3]	Morgan Stanley	2.720%	7/22/25	11,980	11,557
[3]	Morgan Stanley	4.000%	7/23/25	55,981	55,998
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	0.864%	10/21/25	396	365
[3]	Morgan Stanley	1.164%	10/21/25	20,928	19,413
	Morgan Stanley	5.000%	11/24/25	28,974	29,481
[3]	Morgan Stanley	3.875%	1/27/26	43,945	43,352
	Morgan Stanley	2.630%	2/18/26	7,845	7,503
[3]	Morgan Stanley	2.188%	4/28/26	10,560	9,904
[3]	Morgan Stanley	3.125%	7/27/26	37,472	35,762
[3]	Morgan Stanley	6.250%	8/9/26	23,175	24,660
[3]	Morgan Stanley	4.350%	9/8/26	50,823	50,303
	Morgan Stanley	0.985%	12/10/26	11,675	10,348
	Morgan Stanley	3.625%	1/20/27	40,579	39,382
	Morgan Stanley	3.950%	4/23/27	50,004	48,474
	Morgan Stanley	1.593%	5/4/27	56,002	49,953
[3]	Morgan Stanley	1.512%	7/20/27	21,815	19,179
	Morgan Stanley	2.475%	1/21/28	9,944	9,045
	Morgan Stanley	4.210%	4/20/28	21,705	21,234
[3]	Morgan Stanley	3.591%	7/22/28	54,557	51,631
[3]	Morgan Stanley	3.772%	1/24/29	14,900	14,164
[3]	Morgan Stanley	4.431%	1/23/30	35,228	34,193
[3]	Morgan Stanley	2.699%	1/22/31	75,896	65,797
[3]	Morgan Stanley	3.622%	4/1/31	61,215	56,282
[3]	Morgan Stanley	1.794%	2/13/32	60,528	47,657
	Morgan Stanley	7.250%	4/1/32	14,335	16,915
[3]	Morgan Stanley	1.928%	4/28/32	26,336	20,893
[3]	Morgan Stanley	2.239%	7/21/32	47,931	38,947
[3]	Morgan Stanley	2.511%	10/20/32	21,080	17,455
	Morgan Stanley	2.943%	1/21/33	34,950	29,962
	Morgan Stanley	2.484%	9/16/36	23,151	17,801
[3]	Morgan Stanley	3.971%	7/22/38	28,138	25,163
[3]	Morgan Stanley	4.457%	4/22/39	25,523	23,867
	Morgan Stanley	3.217%	4/22/42	9,832	7,712
	Morgan Stanley	6.375%	7/24/42	35,353	40,513
	Morgan Stanley	4.300%	1/27/45	48,302	43,444
	Morgan Stanley	4.375%	1/22/47	7,492	6,799
[3]	Morgan Stanley	5.597%	3/24/51	19,091	20,652
[3]	Morgan Stanley	2.802%	1/25/52	29,968	20,739
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	7,801	7,511
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	5,288	5,267
[3]	Munich Re America Corp.	7.450%	12/15/26	2,350	2,646
	Nasdaq Inc.	3.850%	6/30/26	9,745	9,685
	Nasdaq Inc.	1.650%	1/15/31	9,750	7,655
	Nasdaq Inc.	2.500%	12/21/40	10,270	7,084
	Nasdaq Inc.	3.250%	4/28/50	8,936	6,517
	Nasdaq Inc.	3.950%	3/7/52	3,000	2,469
	National Australia Bank Ltd.	3.375%	1/14/26	8,526	8,377
[3]	National Australia Bank Ltd.	2.500%	7/12/26	23,475	22,141
[3]	National Bank of Canada	0.550%	11/15/24	5,640	5,381
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,314	1,329
	NatWest Group plc	3.875%	9/12/23	45,849	45,733
	NatWest Group plc	6.000%	12/19/23	5,300	5,398
[3]	NatWest Group plc	2.359%	5/22/24	6,531	6,410
	NatWest Group plc	5.125%	5/28/24	7,303	7,332
[3]	NatWest Group plc	4.519%	6/25/24	23,997	23,890
[3]	NatWest Group plc	4.269%	3/22/25	9,319	9,221
	NatWest Group plc	4.800%	4/5/26	8,813	8,782
[3]	NatWest Group plc	3.073%	5/22/28	28,049	25,504
	NatWest Group plc	5.516%	9/30/28	5,000	5,041
[3]	NatWest Group plc	4.892%	5/18/29	40,092	38,864
[3]	NatWest Group plc	3.754%	11/1/29	5,268	5,056
[3]	NatWest Group plc	5.076%	1/27/30	45,516	44,582
[3]	NatWest Group plc	4.445%	5/8/30	7,175	6,777
[3]	NatWest Group plc	3.032%	11/28/35	21,493	17,315
[3]	New York Community Bancorp Inc.	5.900%	11/6/28	3,046	3,077
	Nomura Holdings Inc.	2.648%	1/16/25	11,693	11,071
[5]	Nomura Holdings Inc.	5.099%	7/3/25	5,470	5,494
	Nomura Holdings Inc.	1.851%	7/16/25	20,265	18,604
	Nomura Holdings Inc.	1.653%	7/14/26	16,000	14,033

48

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.329%	1/22/27	15,190	13,447
[5]	Nomura Holdings Inc.	5.386%	7/6/27	9,500	9,502
	Nomura Holdings Inc.	2.172%	7/14/28	10,540	8,885
[5]	Nomura Holdings Inc.	5.605%	7/6/29	9,775	9,779
	Nomura Holdings Inc.	3.103%	1/16/30	31,583	26,872
	Nomura Holdings Inc.	2.679%	7/16/30	3,800	3,112
	Nomura Holdings Inc.	2.608%	7/14/31	8,060	6,414
	Northern Trust Corp.	3.950%	10/30/25	12,056	12,097
	Northern Trust Corp.	3.650%	8/3/28	7,100	6,941
	Northern Trust Corp.	3.150%	5/3/29	10,779	10,112
	Northern Trust Corp.	1.950%	5/1/30	406	345
[3]	Northern Trust Corp.	3.375%	5/8/32	9,318	8,787
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,632	3,441
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	9,293	8,035
	Old Republic International Corp.	4.875%	10/1/24	6,830	6,932
	Old Republic International Corp.	3.875%	8/26/26	5,893	5,724
	Old Republic International Corp.	3.850%	6/11/51	9,875	7,453
	ORIX Corp.	4.050%	1/16/24	1,193	1,196
	ORIX Corp.	3.250%	12/4/24	4,505	4,430
	ORIX Corp.	3.700%	7/18/27	10,230	9,928
	ORIX Corp.	2.250%	3/9/31	10,425	8,748
	Owl Rock Capital Corp.	5.250%	4/15/24	3,275	3,262
	Owl Rock Capital Corp.	4.000%	3/30/25	6,893	6,499
	Owl Rock Capital Corp.	3.750%	7/22/25	11,763	10,896
	Owl Rock Capital Corp.	4.250%	1/15/26	11,012	10,139
	Owl Rock Capital Corp.	3.400%	7/15/26	5,372	4,724
	Owl Rock Capital Corp.	2.625%	1/15/27	10,691	8,894
	Owl Rock Capital Corp.	2.875%	6/11/28	2,352	1,851
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	7,851	6,676
	PartnerRe Finance B LLC	3.700%	7/2/29	7,738	7,366
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	1,665
	PNC Bank NA	3.800%	7/25/23	22,518	22,610
	PNC Bank NA	2.500%	8/27/24	5,419	5,280
[3]	PNC Bank NA	3.300%	10/30/24	6,768	6,709
[3]	PNC Bank NA	2.950%	2/23/25	13,260	12,924
[3]	PNC Bank NA	3.875%	4/10/25	3,683	3,648
[3]	PNC Bank NA	3.250%	6/1/25	28,010	27,599
[3]	PNC Bank NA	4.200%	11/1/25	6,825	6,817
[3]	PNC Bank NA	3.100%	10/25/27	11,159	10,594
[3]	PNC Bank NA	3.250%	1/22/28	9,186	8,755
[3]	PNC Bank NA	4.050%	7/26/28	17,963	17,384
[3]	PNC Bank NA	2.700%	10/22/29	11,523	10,033
	PNC Financial Services Group Inc.	3.500%	1/23/24	26,539	26,547
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,819	23,912
	PNC Financial Services Group Inc.	2.200%	11/1/24	5,950	5,764
	PNC Financial Services Group Inc.	2.600%	7/23/26	9,486	8,977
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,745	13,113
	PNC Financial Services Group Inc.	3.450%	4/23/29	37,817	35,347
	PNC Financial Services Group Inc.	2.550%	1/22/30	25,672	22,329
	PNC Financial Services Group Inc.	2.307%	4/23/32	5,914	4,947
	Primerica Inc.	2.800%	11/19/31	5,312	4,468
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,150
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	13,505
	Principal Financial Group Inc.	3.100%	11/15/26	9,602	9,112
	Principal Financial Group Inc.	2.125%	6/15/30	15,197	12,532
	Principal Financial Group Inc.	6.050%	10/15/36	258	288
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	4,987
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	5,147
	Principal Financial Group Inc.	4.300%	11/15/46	7,436	6,908
	Progressive Corp.	2.450%	1/15/27	8,119	7,653
	Progressive Corp.	4.000%	3/1/29	7,985	7,903
	Progressive Corp.	6.625%	3/1/29	4,720	5,339
	Progressive Corp.	3.200%	3/26/30	6,207	5,766
	Progressive Corp.	6.250%	12/1/32	818	942
	Progressive Corp.	4.350%	4/25/44	3,740	3,464
	Progressive Corp.	4.125%	4/15/47	14,870	13,567
	Progressive Corp.	4.200%	3/15/48	5,612	5,168
	Progressive Corp.	3.950%	3/26/50	8,315	7,349
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	3.700%	3/15/52	6,685	5,654
	Prospect Capital Corp.	5.875%	3/15/23	513	514
	Prospect Capital Corp.	3.706%	1/22/26	6,132	5,456
	Prospect Capital Corp.	3.364%	11/15/26	3,092	2,624
[3]	Prudential Financial Inc.	3.878%	3/27/28	3,395	3,324
[3]	Prudential Financial Inc.	2.100%	3/10/30	3,471	2,956
[3]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,225
[3]	Prudential Financial Inc.	5.700%	12/14/36	6,228	6,799
[3]	Prudential Financial Inc.	6.625%	12/1/37	5,326	6,223
[3]	Prudential Financial Inc.	3.000%	3/10/40	3,947	3,194
[3]	Prudential Financial Inc.	6.625%	6/21/40	5,265	6,078
[3]	Prudential Financial Inc.	6.200%	11/15/40	3,325	3,579
[3]	Prudential Financial Inc.	5.625%	6/15/43	11,514	11,238
[3]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,318
[3]	Prudential Financial Inc.	5.200%	3/15/44	2,875	2,722
[3]	Prudential Financial Inc.	4.600%	5/15/44	3,245	3,078
[3]	Prudential Financial Inc.	5.375%	5/15/45	14,980	14,316
[3]	Prudential Financial Inc.	4.500%	9/15/47	8,592	7,706
	Prudential Financial Inc.	3.905%	12/7/47	32,618	28,290
[3]	Prudential Financial Inc.	5.700%	9/15/48	8,121	7,911
	Prudential Financial Inc.	3.935%	12/7/49	23,487	20,236
[3]	Prudential Financial Inc.	3.700%	10/1/50	12,325	10,195
[3]	Prudential Financial Inc.	3.700%	3/13/51	10,136	8,453
	Prudential Financial Inc.	5.125%	3/1/52	2,119	1,956
	Prudential plc	3.125%	4/14/30	13,064	11,978
	Prudential plc	3.625%	3/24/32	2,120	1,964
	Raymond James Financial Inc.	4.650%	4/1/30	17,121	16,826
	Raymond James Financial Inc.	4.950%	7/15/46	19,840	19,291
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	9,250
[3]	Regions Bank	6.450%	6/26/37	6,422	7,183
	Regions Financial Corp.	2.250%	5/18/25	9,189	8,771
	Regions Financial Corp.	1.800%	8/12/28	5,550	4,720
	Regions Financial Corp.	7.375%	12/10/37	5,493	6,535
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,525	3,555
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,249
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	13,937
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,450	2,165
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	6,627
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,618
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,590
[3]	Royal Bank of Canada	3.700%	10/5/23	27,433	27,607
[3]	Royal Bank of Canada	0.500%	10/26/23	4,722	4,567
[3]	Royal Bank of Canada	0.425%	1/19/24	13,852	13,266
[3]	Royal Bank of Canada	2.550%	7/16/24	12,407	12,125
	Royal Bank of Canada	0.650%	7/29/24	528	496
[3]	Royal Bank of Canada	0.750%	10/7/24	16,085	15,008
[3]	Royal Bank of Canada	2.250%	11/1/24	41,623	40,226
[3]	Royal Bank of Canada	1.600%	1/21/25	4,575	4,335
	Royal Bank of Canada	3.375%	4/14/25	20,000	19,733
[3]	Royal Bank of Canada	1.150%	6/10/25	25,352	23,456
[3]	Royal Bank of Canada	0.875%	1/20/26	14,130	12,669
[3]	Royal Bank of Canada	4.650%	1/27/26	12,755	12,891
	Royal Bank of Canada	1.200%	4/27/26	11,120	9,990
[3]	Royal Bank of Canada	1.150%	7/14/26	25,236	22,523
[3]	Royal Bank of Canada	1.400%	11/2/26	23,981	21,296
[3]	Royal Bank of Canada	2.050%	1/21/27	3,900	3,556
	Royal Bank of Canada	3.625%	5/4/27	12,800	12,436
[3]	Royal Bank of Canada	2.300%	11/3/31	34,348	28,608
	Royal Bank of Canada	3.875%	5/4/32	12,910	12,282
	Santander Holdings USA Inc.	3.500%	6/7/24	8,105	7,961
	Santander Holdings USA Inc.	4.260%	6/9/25	3,070	3,034
	Santander Holdings USA Inc.	4.500%	7/17/25	25,735	25,650
	Santander Holdings USA Inc.	3.244%	10/5/26	51,690	48,467
	Santander Holdings USA Inc.	4.400%	7/13/27	29,314	28,221
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	11,229	11,235
	Santander UK Group Holdings plc	1.089%	3/15/25	11,027	10,306
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	20,170	18,068
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	7,897	7,340
	Santander UK Group Holdings plc	2.896%	3/15/32	15,423	12,836

49

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK plc	4.000%	3/13/24	29,844	29,889
	Santander UK plc	2.875%	6/18/24	7,680	7,490
	Selective Insurance Group Inc.	5.375%	3/1/49	3,010	2,855
[3]	Signature Bank	4.000%	10/15/30	2,577	2,460
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	4,476	4,313
[7]	Societe Generale SA	3.000%	1/22/30	1,000	853
[7]	Standard Chartered plc	4.644%	4/1/31	1,000	952
	State Street Corp.	3.100%	5/15/23	16,329	16,288
	State Street Corp.	3.700%	11/20/23	16,059	16,177
[3]	State Street Corp.	3.776%	12/3/24	13,590	13,576
	State Street Corp.	3.300%	12/16/24	2,295	2,286
	State Street Corp.	3.550%	8/18/25	26,910	26,775
[3]	State Street Corp.	2.354%	11/1/25	12,180	11,718
	State Street Corp.	2.901%	3/30/26	9,840	9,533
	State Street Corp.	2.650%	5/19/26	13,830	13,227
[3]	State Street Corp.	4.141%	12/3/29	5,855	5,722
	State Street Corp.	2.400%	1/24/30	15,816	13,786
	State Street Corp.	2.200%	3/3/31	7,650	6,243
	State Street Corp.	3.152%	3/30/31	1,478	1,336
[3]	State Street Corp.	3.031%	11/1/34	27,263	23,931
	Stewart Information Services Corp.	3.600%	11/15/31	4,730	3,922
	Stifel Financial Corp.	4.250%	7/18/24	10,450	10,482
	Stifel Financial Corp.	4.000%	5/15/30	2,805	2,588
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	11,802	11,851
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	10,470	10,503
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,925	11,798
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,228
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,057	11,096
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,938	14,017
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,250	9,763
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	34,094	33,210
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,750	40,271
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,405	8,998
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	4,590	4,227
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,372	13,701
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,126	31,549
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	15,979	14,946
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	13,825	12,229
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	13,122	12,401
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	11,276	10,817
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	5,000	4,531
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	15,509
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,790	14,956
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,850	29,633
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	14,810	12,559
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,885	7,715
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,229	19,806
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,913	5,249
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	14,390	12,573
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	28,255	24,626
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	2,736	2,253
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	760	609
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,528	9,052
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,175	5,804
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	4,275
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,200	2,349
	SVB Financial Group	3.500%	1/29/25	10,115	9,904
	SVB Financial Group	1.800%	10/28/26	10,000	8,895
	SVB Financial Group	4.345%	4/29/28	3,390	3,294
	SVB Financial Group	2.100%	5/15/28	3,172	2,698
	SVB Financial Group	3.125%	6/5/30	3,430	2,952
	SVB Financial Group	1.800%	2/2/31	6,466	4,989
	SVB Financial Group	4.570%	4/29/33	1,340	1,252
[3]	Svenska Handelsbanken AB	3.900%	11/20/23	7,446	7,482
	Swiss Re America Holding Corp.	7.000%	2/15/26	1,319	1,448
	Synchrony Financial	4.375%	3/19/24	2,650	2,629
	Synchrony Financial	4.250%	8/15/24	9,031	8,989
	Synchrony Financial	4.500%	7/23/25	24,872	24,168
	Synchrony Financial	3.700%	8/4/26	10,699	9,919
	Synchrony Financial	3.950%	12/1/27	7,891	7,179
	Synchrony Financial	5.150%	3/19/29	8,196	7,676
[3]	Toronto-Dominion Bank	0.750%	6/12/23	23,251	22,564
[3]	Toronto-Dominion Bank	3.500%	7/19/23	9,899	9,928
[3]	Toronto-Dominion Bank	0.450%	9/11/23	23,797	23,037
[3]	Toronto-Dominion Bank	2.350%	3/8/24	20,007	19,596
[3]	Toronto-Dominion Bank	3.250%	3/11/24	58,933	58,536
[3]	Toronto-Dominion Bank	2.650%	6/12/24	13,177	12,930
	Toronto-Dominion Bank	1.250%	12/13/24	2,815	2,660
[3]	Toronto-Dominion Bank	1.450%	1/10/25	9,076	8,594
	Toronto-Dominion Bank	3.766%	6/6/25	5,000	4,972
[3]	Toronto-Dominion Bank	1.150%	6/12/25	13,561	12,523
[3]	Toronto-Dominion Bank	0.750%	9/11/25	11,186	10,098
[3]	Toronto-Dominion Bank	0.750%	1/6/26	1,027	918
[3]	Toronto-Dominion Bank	1.250%	9/10/26	10,355	9,192
[3]	Toronto-Dominion Bank	1.950%	1/12/27	9,820	8,873
[3]	Toronto-Dominion Bank	2.800%	3/10/27	14,251	13,341
	Toronto-Dominion Bank	4.108%	6/8/27	17,085	16,906
[3]	Toronto-Dominion Bank	3.625%	9/15/31	2,081	2,003
[3]	Toronto-Dominion Bank	2.450%	1/12/32	6,776	5,673
[3]	Toronto-Dominion Bank	3.200%	3/10/32	44,758	39,927
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	5,924
	Travelers Cos. Inc.	6.750%	6/20/36	1,442	1,742
[3]	Travelers Cos. Inc.	6.250%	6/15/37	10,170	11,930
	Travelers Cos. Inc.	5.350%	11/1/40	5,398	5,722
	Travelers Cos. Inc.	4.600%	8/1/43	8,410	7,992
	Travelers Cos. Inc.	4.300%	8/25/45	2,397	2,216
	Travelers Cos. Inc.	3.750%	5/15/46	7,918	6,823
	Travelers Cos. Inc.	4.000%	5/30/47	5,905	5,253
	Travelers Cos. Inc.	4.100%	3/4/49	7,090	6,419
	Travelers Cos. Inc.	2.550%	4/27/50	8,160	5,673
	Travelers Cos. Inc.	3.050%	6/8/51	8,132	6,203
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,489	2,929
	Trinity Acquisition plc	4.400%	3/15/26	7,571	7,475
[3]	Truist Bank	3.200%	4/1/24	42,652	42,456
[3]	Truist Bank	3.689%	8/2/24	22,367	22,344
[3]	Truist Bank	2.150%	12/6/24	12,360	11,917
[3]	Truist Bank	1.500%	3/10/25	15,585	14,709
[3]	Truist Bank	3.625%	9/16/25	23,860	23,414
[3]	Truist Bank	4.050%	11/3/25	1,331	1,336
[3]	Truist Bank	3.300%	5/15/26	14,996	14,460
[3]	Truist Bank	3.800%	10/30/26	3,979	3,884
[3]	Truist Bank	2.636%	9/17/29	3,056	2,902

50

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Truist Bank	2.250%	3/11/30	3,595	3,010
[3]	Truist Financial Corp.	3.750%	12/6/23	13,979	14,068
[3]	Truist Financial Corp.	2.500%	8/1/24	6,399	6,246
[3]	Truist Financial Corp.	2.850%	10/26/24	16,220	15,896
	Truist Financial Corp.	4.000%	5/1/25	9,068	9,088
[3]	Truist Financial Corp.	3.700%	6/5/25	14,890	14,828
[3]	Truist Financial Corp.	1.200%	8/5/25	5,940	5,467
[3]	Truist Financial Corp.	1.267%	3/2/27	15,657	14,060
[3]	Truist Financial Corp.	1.125%	8/3/27	11,325	9,709
[3]	Truist Financial Corp.	3.875%	3/19/29	16,560	15,675
[3]	Truist Financial Corp.	1.887%	6/7/29	11,375	9,771
[3]	Truist Financial Corp.	1.950%	6/5/30	5,038	4,182
[7]	UBS Group AG	3.126%	8/13/30	3,450	3,056
	Unum Group	4.000%	3/15/24	5,060	5,046
	Unum Group	3.875%	11/5/25	175	172
	Unum Group	4.000%	6/15/29	3,050	2,873
	Unum Group	5.750%	8/15/42	6,798	6,342
	Unum Group	4.500%	12/15/49	8,336	6,433
	Unum Group	4.125%	6/15/51	9,650	7,130
[3]	US Bancorp	3.700%	1/30/24	7,302	7,340
	US Bancorp	3.375%	2/5/24	34,273	34,339
	US Bancorp	2.400%	7/30/24	17,383	16,965
[3]	US Bancorp	3.600%	9/11/24	5,587	5,574
	US Bancorp	1.450%	5/12/25	3,127	2,936
[3]	US Bancorp	3.950%	11/17/25	3,944	3,963
[3]	US Bancorp	3.100%	4/27/26	11,021	10,631
[3]	US Bancorp	2.375%	7/22/26	22,421	21,147
[3]	US Bancorp	3.150%	4/27/27	16,412	15,799
[3]	US Bancorp	3.900%	4/26/28	6,992	6,909
[3]	US Bancorp	3.000%	7/30/29	12,716	11,561
[3]	US Bancorp	1.375%	7/22/30	12,780	10,182
[3]	US Bancorp	2.677%	1/27/33	5,180	4,470
[3]	US Bank NA	3.400%	7/24/23	10,235	10,224
[3]	US Bank NA	2.050%	1/21/25	15,232	14,611
[3]	US Bank NA	2.800%	1/27/25	28,193	27,547
	Visa Inc.	3.150%	12/14/25	67,106	66,241
	Visa Inc.	1.900%	4/15/27	17,930	16,549
	Visa Inc.	0.750%	8/15/27	4,100	3,552
	Visa Inc.	2.750%	9/15/27	21,448	20,477
	Visa Inc.	2.050%	4/15/30	17,453	15,299
	Visa Inc.	1.100%	2/15/31	11,950	9,553
	Visa Inc.	4.150%	12/14/35	17,891	17,810
	Visa Inc.	2.700%	4/15/40	12,888	10,405
	Visa Inc.	4.300%	12/14/45	44,225	43,674
	Visa Inc.	3.650%	9/15/47	9,459	8,424
	Visa Inc.	2.000%	8/15/50	21,975	14,588
	Voya Financial Inc.	3.650%	6/15/26	4,077	3,961
	Voya Financial Inc.	5.700%	7/15/43	10,197	10,386
	Voya Financial Inc.	4.800%	6/15/46	2,742	2,519
[3]	Voya Financial Inc.	4.700%	1/23/48	4,175	3,403
	W R Berkley Corp.	4.750%	8/1/44	2,288	2,141
	W R Berkley Corp.	4.000%	5/12/50	6,030	4,988
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,742
	W R Berkley Corp.	3.150%	9/30/61	12,250	8,093
	Wachovia Corp.	6.605%	10/1/25	3,175	3,394
	Wachovia Corp.	5.500%	8/1/35	20,165	20,538
	Wachovia Corp.	6.550%	10/15/35	7,625	8,664
	Webster Financial Corp.	4.100%	3/25/29	325	308
	Wells Fargo & Co.	4.125%	8/15/23	18,961	19,090
	Wells Fargo & Co.	4.480%	1/16/24	13,686	13,843
[3]	Wells Fargo & Co.	1.654%	6/2/24	45,827	44,765
[3]	Wells Fargo & Co.	3.300%	9/9/24	11,190	11,060
[3]	Wells Fargo & Co.	3.000%	2/19/25	37,234	36,418
[3]	Wells Fargo & Co.	3.550%	9/29/25	32,111	31,525
[3]	Wells Fargo & Co.	2.406%	10/30/25	55,255	52,690
[3]	Wells Fargo & Co.	2.164%	2/11/26	27,680	26,060
	Wells Fargo & Co.	3.000%	4/22/26	67,357	64,139
[3]	Wells Fargo & Co.	3.908%	4/25/26	25,963	25,546
[3]	Wells Fargo & Co.	2.188%	4/30/26	7,275	6,820
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	4.100%	6/3/26	49,373	48,532
	Wells Fargo & Co.	3.000%	10/23/26	43,912	41,462
[3]	Wells Fargo & Co.	3.196%	6/17/27	13,959	13,232
[3]	Wells Fargo & Co.	4.300%	7/22/27	20,139	19,899
[3]	Wells Fargo & Co.	3.584%	5/22/28	38,280	36,256
[3]	Wells Fargo & Co.	2.393%	6/2/28	36,285	32,518
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,555	2,470
[3]	Wells Fargo & Co.	2.879%	10/30/30	102,136	89,828
[3]	Wells Fargo & Co.	2.572%	2/11/31	34,450	29,619
[3]	Wells Fargo & Co.	4.478%	4/4/31	30,128	29,473
[3]	Wells Fargo & Co.	3.350%	3/2/33	300	266
	Wells Fargo & Co.	5.375%	2/7/35	1,075	1,111
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,642	2,677
[3]	Wells Fargo & Co.	3.068%	4/30/41	44,478	34,666
	Wells Fargo & Co.	5.375%	11/2/43	16,103	15,854
	Wells Fargo & Co.	5.606%	1/15/44	21,935	22,077
[3]	Wells Fargo & Co.	4.650%	11/4/44	31,389	28,159
	Wells Fargo & Co.	3.900%	5/1/45	21,123	17,833
[3]	Wells Fargo & Co.	4.900%	11/17/45	35,733	33,066
[3]	Wells Fargo & Co.	4.400%	6/14/46	24,753	21,468
[3]	Wells Fargo & Co.	4.750%	12/7/46	34,579	31,528
[3]	Wells Fargo & Co.	5.013%	4/4/51	75,115	73,679
[3]	Wells Fargo & Co.	4.611%	4/25/53	48,358	44,751
	Wells Fargo Bank NA	5.950%	8/26/36	8,594	9,232
[3]	Wells Fargo Bank NA	5.850%	2/1/37	17,299	18,475
[3]	Wells Fargo Bank NA	6.600%	1/15/38	13,699	15,822
	Western Union Co.	2.850%	1/10/25	6,742	6,474
	Western Union Co.	1.350%	3/15/26	4,336	3,871
	Western Union Co.	2.750%	3/15/31	5,090	4,187
	Western Union Co.	6.200%	11/17/36	7,650	7,686
	Western Union Co.	6.200%	6/21/40	3,400	3,281
	Westpac Banking Corp.	3.650%	5/15/23	9,101	9,112
	Westpac Banking Corp.	3.300%	2/26/24	18,219	18,167
	Westpac Banking Corp.	1.019%	11/18/24	13,270	12,481
	Westpac Banking Corp.	2.350%	2/19/25	22,597	21,831
	Westpac Banking Corp.	2.850%	5/13/26	29,890	28,676
	Westpac Banking Corp.	2.700%	8/19/26	27,096	25,743
	Westpac Banking Corp.	3.350%	3/8/27	21,316	20,630
	Westpac Banking Corp.	3.400%	1/25/28	5,418	5,194
	Westpac Banking Corp.	1.953%	11/20/28	5,325	4,644
	Westpac Banking Corp.	2.650%	1/16/30	4,015	3,569
[3]	Westpac Banking Corp.	2.894%	2/4/30	39,201	37,150
	Westpac Banking Corp.	2.150%	6/3/31	12,520	10,498
[3]	Westpac Banking Corp.	4.322%	11/23/31	34,046	32,790
	Westpac Banking Corp.	4.110%	7/24/34	8,756	8,011
	Westpac Banking Corp.	2.668%	11/15/35	17,295	13,879
	Westpac Banking Corp.	3.020%	11/18/36	10,100	8,142
	Westpac Banking Corp.	4.421%	7/24/39	8,973	8,038
	Westpac Banking Corp.	2.963%	11/16/40	16,922	12,266
	Willis North America Inc.	3.600%	5/15/24	4,928	4,856
	Willis North America Inc.	4.650%	6/15/27	1,825	1,797
	Willis North America Inc.	4.500%	9/15/28	6,377	6,128
	Willis North America Inc.	2.950%	9/15/29	12,766	10,933
	Willis North America Inc.	5.050%	9/15/48	8,258	7,599
	Willis North America Inc.	3.875%	9/15/49	15,319	11,939
	Wintrust Financial Corp.	4.850%	6/6/29	2,350	2,293
	XLIT Ltd.	5.250%	12/15/43	7,275	7,700
	XLIT Ltd.	5.500%	3/31/45	5,729	5,927
	Zions Bancorp NA	3.250%	10/29/29	6,610	5,771
					21,804,917
Health Care (2.8%)
	Abbott Laboratories	3.400%	11/30/23	7,864	7,896
	Abbott Laboratories	2.950%	3/15/25	9,591	9,469
	Abbott Laboratories	3.875%	9/15/25	8,579	8,672
	Abbott Laboratories	3.750%	11/30/26	13,280	13,381
	Abbott Laboratories	1.150%	1/30/28	10,345	9,013
	Abbott Laboratories	1.400%	6/30/30	5,080	4,239
	Abbott Laboratories	4.750%	11/30/36	35,681	37,841
	Abbott Laboratories	6.150%	11/30/37	3,935	4,659

51

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	6.000%	4/1/39	3,725	4,213
	Abbott Laboratories	5.300%	5/27/40	6,156	6,704
	Abbott Laboratories	4.750%	4/15/43	9,374	9,486
	Abbott Laboratories	4.900%	11/30/46	49,098	51,601
	AbbVie Inc.	2.800%	3/15/23	9,290	9,238
	AbbVie Inc.	3.750%	11/14/23	14,735	14,791
	AbbVie Inc.	3.850%	6/15/24	27,208	27,202
	AbbVie Inc.	2.600%	11/21/24	37,361	36,197
	AbbVie Inc.	3.800%	3/15/25	45,172	44,861
	AbbVie Inc.	3.600%	5/14/25	55,173	54,458
	AbbVie Inc.	3.200%	5/14/26	35,627	34,304
	AbbVie Inc.	2.950%	11/21/26	43,141	40,891
	AbbVie Inc.	4.250%	11/14/28	22,268	22,014
	AbbVie Inc.	3.200%	11/21/29	76,294	70,147
	AbbVie Inc.	4.550%	3/15/35	22,694	22,107
	AbbVie Inc.	4.500%	5/14/35	30,462	29,551
	AbbVie Inc.	4.300%	5/14/36	18,888	17,747
	AbbVie Inc.	4.050%	11/21/39	61,615	54,913
	AbbVie Inc.	4.625%	10/1/42	4,866	4,487
	AbbVie Inc.	4.400%	11/6/42	22,923	20,840
	AbbVie Inc.	4.850%	6/15/44	20,343	19,506
	AbbVie Inc.	4.750%	3/15/45	6,365	5,992
	AbbVie Inc.	4.700%	5/14/45	14,264	13,435
	AbbVie Inc.	4.450%	5/14/46	47,380	42,978
	AbbVie Inc.	4.875%	11/14/48	23,477	22,622
	AbbVie Inc.	4.250%	11/21/49	86,150	76,361
	Adventist Health System	2.952%	3/1/29	6,875	6,305
	Adventist Health System	3.630%	3/1/49	5,300	4,420
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,098	3,050
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,769	1,525
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,937	5,679
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,315	5,137
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,202	3,918
	Aetna Inc.	3.500%	11/15/24	12,341	12,207
	Aetna Inc.	6.625%	6/15/36	10,790	12,196
	Aetna Inc.	6.750%	12/15/37	6,006	6,820
	Aetna Inc.	4.500%	5/15/42	6,117	5,504
	Aetna Inc.	4.125%	11/15/42	6,013	5,148
	Aetna Inc.	4.750%	3/15/44	6,275	5,759
	Aetna Inc.	3.875%	8/15/47	14,911	12,319
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,281
	Agilent Technologies Inc.	2.750%	9/15/29	2,155	1,887
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,150
	Agilent Technologies Inc.	2.300%	3/12/31	9,782	7,958
	AHS Hospital Corp.	5.024%	7/1/45	5,175	5,423
[3]	AHS Hospital Corp.	2.780%	7/1/51	6,750	4,762
[3]	Allina Health System	3.887%	4/15/49	4,725	4,156
	AmerisourceBergen Corp.	3.400%	5/15/24	7,074	7,015
	AmerisourceBergen Corp.	3.250%	3/1/25	8,482	8,300
	AmerisourceBergen Corp.	3.450%	12/15/27	6,182	5,955
	AmerisourceBergen Corp.	2.800%	5/15/30	7,762	6,773
	AmerisourceBergen Corp.	2.700%	3/15/31	15,495	13,262
	AmerisourceBergen Corp.	4.250%	3/1/45	5,629	4,860
	AmerisourceBergen Corp.	4.300%	12/15/47	11,402	10,297
	Amgen Inc.	2.250%	8/19/23	3,650	3,609
	Amgen Inc.	3.625%	5/22/24	22,392	22,354
	Amgen Inc.	1.900%	2/21/25	15,118	14,449
	Amgen Inc.	3.125%	5/1/25	12,605	12,376
	Amgen Inc.	2.600%	8/19/26	21,264	20,138
	Amgen Inc.	2.200%	2/21/27	13,839	12,726
	Amgen Inc.	3.200%	11/2/27	12,142	11,611
	Amgen Inc.	1.650%	8/15/28	11,800	10,127
	Amgen Inc.	3.000%	2/22/29	4,510	4,164
	Amgen Inc.	2.450%	2/21/30	15,296	13,352
	Amgen Inc.	2.300%	2/25/31	37,150	31,551
	Amgen Inc.	2.000%	1/15/32	14,260	11,603
	Amgen Inc.	3.350%	2/22/32	11,174	10,231
	Amgen Inc.	3.150%	2/21/40	48,543	38,514
	Amgen Inc.	2.800%	8/15/41	25,115	18,621
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.950%	10/1/41	21,361	20,950
	Amgen Inc.	5.150%	11/15/41	5,633	5,579
	Amgen Inc.	4.400%	5/1/45	33,812	30,696
	Amgen Inc.	4.563%	6/15/48	4,718	4,337
	Amgen Inc.	3.375%	2/21/50	44,674	34,251
	Amgen Inc.	4.663%	6/15/51	29,973	28,143
	Amgen Inc.	3.000%	1/15/52	28,436	20,230
	Amgen Inc.	4.200%	2/22/52	14,530	12,748
	Amgen Inc.	2.770%	9/1/53	10,887	7,345
	Amgen Inc.	4.400%	2/22/62	7,125	6,196
[3]	Ascension Health	2.532%	11/15/29	16,624	14,964
[3]	Ascension Health	3.106%	11/15/39	11,133	9,165
	Ascension Health	3.945%	11/15/46	6,850	6,349
[3]	Ascension Health	4.847%	11/15/53	9,550	10,053
	AstraZeneca Finance LLC	0.700%	5/28/24	10,390	9,856
	AstraZeneca Finance LLC	1.200%	5/28/26	9,140	8,260
	AstraZeneca Finance LLC	1.750%	5/28/28	16,828	14,845
	AstraZeneca Finance LLC	2.250%	5/28/31	12,900	11,223
	AstraZeneca plc	3.500%	8/17/23	13,307	13,353
	AstraZeneca plc	3.375%	11/16/25	27,791	27,520
	AstraZeneca plc	0.700%	4/8/26	21,336	19,015
	AstraZeneca plc	3.125%	6/12/27	9,524	9,176
	AstraZeneca plc	4.000%	1/17/29	15,737	15,681
	AstraZeneca plc	1.375%	8/6/30	15,479	12,684
	AstraZeneca plc	6.450%	9/15/37	35,000	41,980
	AstraZeneca plc	4.000%	9/18/42	16,090	14,842
	AstraZeneca plc	4.375%	11/16/45	14,219	13,796
	AstraZeneca plc	4.375%	8/17/48	3,112	3,061
	AstraZeneca plc	2.125%	8/6/50	16,340	10,920
	AstraZeneca plc	3.000%	5/28/51	5,721	4,546
	Banner Health	2.338%	1/1/30	6,600	5,824
	Banner Health	1.897%	1/1/31	2,325	1,925
	Banner Health	2.907%	1/1/42	3,675	2,861
[3]	Banner Health	3.181%	1/1/50	4,000	3,110
	Banner Health	2.913%	1/1/51	4,525	3,400
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,725	2,512
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	5,827
	Baxalta Inc.	4.000%	6/23/25	14,780	14,667
	Baxalta Inc.	5.250%	6/23/45	5,364	5,348
	Baxter International Inc.	0.868%	12/1/23	13,100	12,573
	Baxter International Inc.	1.322%	11/29/24	20,505	19,254
	Baxter International Inc.	2.600%	8/15/26	7,408	6,940
	Baxter International Inc.	1.915%	2/1/27	22,400	20,061
	Baxter International Inc.	2.272%	12/1/28	18,841	16,495
	Baxter International Inc.	3.950%	4/1/30	8,442	8,090
	Baxter International Inc.	1.730%	4/1/31	11,689	9,204
	Baxter International Inc.	2.539%	2/1/32	32,510	27,421
	Baxter International Inc.	3.500%	8/15/46	4,135	3,234
[7]	Baxter International Inc.	3.132%	12/1/51	100	73
	Baxter International Inc.	3.132%	12/1/51	23,029	16,757
[3]	BayCare Health System Inc.	3.831%	11/15/50	3,030	2,712
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,601
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	7,577
	Baylor Scott & White Holdings	3.967%	11/15/46	1,238	1,132
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	11,715	8,541
	Becton Dickinson & Co.	3.363%	6/6/24	10,635	10,525
	Becton Dickinson & Co.	3.734%	12/15/24	6,103	6,073
	Becton Dickinson & Co.	3.700%	6/6/27	37,278	36,085
	Becton Dickinson & Co.	2.823%	5/20/30	2,214	1,946
	Becton Dickinson & Co.	1.957%	2/11/31	14,020	11,340
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,295
	Becton Dickinson & Co.	4.685%	12/15/44	4,056	3,757
	Becton Dickinson & Co.	4.669%	6/6/47	20,657	19,293
	Becton Dickinson & Co.	3.794%	5/20/50	8,000	6,610
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,575	1,876
[3]	BHSH System Obligated Group	3.487%	7/15/49	4,487	3,715
	Biogen Inc.	4.050%	9/15/25	21,572	21,357

52

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Biogen Inc.	2.250%	5/1/30	23,998	19,677
	Biogen Inc.	3.150%	5/1/50	32,624	22,373
	Biogen Inc.	3.250%	2/15/51	6,266	4,373
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	4,442	4,198
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	10,000	8,885
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	4,631
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,527
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,999
	Boston Scientific Corp.	3.450%	3/1/24	4,896	4,886
	Boston Scientific Corp.	1.900%	6/1/25	8,352	7,883
	Boston Scientific Corp.	4.000%	3/1/29	1,000	955
	Boston Scientific Corp.	2.650%	6/1/30	8,651	7,554
	Boston Scientific Corp.	6.750%	11/15/35	6,515	7,470
	Boston Scientific Corp.	4.550%	3/1/39	9,560	8,889
	Boston Scientific Corp.	7.375%	1/15/40	4,295	5,308
	Boston Scientific Corp.	4.700%	3/1/49	11,639	11,123
	Bristol-Myers Squibb Co.	3.250%	11/1/23	5,800	5,806
	Bristol-Myers Squibb Co.	0.537%	11/13/23	9,000	8,701
	Bristol-Myers Squibb Co.	3.625%	5/15/24	515	517
	Bristol-Myers Squibb Co.	2.900%	7/26/24	63,799	63,236
	Bristol-Myers Squibb Co.	0.750%	11/13/25	11,901	10,855
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,187	33,741
	Bristol-Myers Squibb Co.	3.250%	2/27/27	2,010	1,982
	Bristol-Myers Squibb Co.	1.125%	11/13/27	1,000	879
	Bristol-Myers Squibb Co.	3.450%	11/15/27	18,262	17,988
	Bristol-Myers Squibb Co.	3.900%	2/20/28	26,221	26,266
	Bristol-Myers Squibb Co.	3.400%	7/26/29	25,351	24,489
	Bristol-Myers Squibb Co.	1.450%	11/13/30	8,430	6,924
	Bristol-Myers Squibb Co.	2.950%	3/15/32	39,500	36,258
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,285	23,230
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,789	5,078
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,926	4,038
	Bristol-Myers Squibb Co.	4.625%	5/15/44	11,480	11,339
	Bristol-Myers Squibb Co.	4.350%	11/15/47	15,344	14,622
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,738	13,478
	Bristol-Myers Squibb Co.	4.250%	10/26/49	46,676	43,857
	Bristol-Myers Squibb Co.	2.550%	11/13/50	15,695	11,098
	Bristol-Myers Squibb Co.	3.700%	3/15/52	53,430	46,150
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,050	12,947
	Cardinal Health Inc.	3.079%	6/15/24	8,351	8,214
	Cardinal Health Inc.	3.500%	11/15/24	3,358	3,329
	Cardinal Health Inc.	3.750%	9/15/25	7,757	7,669
	Cardinal Health Inc.	3.410%	6/15/27	8,419	8,099
	Cardinal Health Inc.	4.600%	3/15/43	5,490	4,737
	Cardinal Health Inc.	4.500%	11/15/44	6,134	5,239
	Cardinal Health Inc.	4.900%	9/15/45	7,566	6,878
	Cardinal Health Inc.	4.368%	6/15/47	7,350	6,237
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	5,034
	Children's Health System of Texas	2.511%	8/15/50	5,808	3,958
[3]	Children's Hospital	2.928%	7/15/50	5,150	3,665
[3]	Children's Hospital Corp.	4.115%	1/1/47	2,975	2,776
[3]	Children's Hospital Corp.	2.585%	2/1/50	3,700	2,567
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,850
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	3,720	2,579
[3]	CHRISTUS Health	4.341%	7/1/28	6,750	6,771
[3]	Cigna Corp.	3.000%	7/15/23	25,656	25,482
	Cigna Corp.	3.750%	7/15/23	6,378	6,385
[3]	Cigna Corp.	3.500%	6/15/24	9,243	9,181
[3]	Cigna Corp.	3.250%	4/15/25	11,713	11,491
	Cigna Corp.	4.125%	11/15/25	23,228	23,290
[3]	Cigna Corp.	4.500%	2/25/26	23,408	23,716
	Cigna Corp.	1.250%	3/15/26	7,730	6,976
[3]	Cigna Corp.	3.400%	3/1/27	18,668	17,951
[3]	Cigna Corp.	7.875%	5/15/27	985	1,138
[3]	Cigna Corp.	3.050%	10/15/27	8,651	8,142
	Cigna Corp.	4.375%	10/15/28	33,090	32,788
	Cigna Corp.	2.400%	3/15/30	31,630	27,158
	Cigna Corp.	2.375%	3/15/31	18,879	15,944
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Corp.	4.800%	8/15/38	22,886	22,284
	Cigna Corp.	3.200%	3/15/40	16,966	13,527
[3]	Cigna Corp.	6.125%	11/15/41	5,982	6,562
[3]	Cigna Corp.	5.375%	2/15/42	633	634
[3]	Cigna Corp.	4.800%	7/15/46	25,226	24,028
[3]	Cigna Corp.	3.875%	10/15/47	18,639	15,346
	Cigna Corp.	4.900%	12/15/48	26,089	25,047
	Cigna Corp.	3.400%	3/15/50	23,178	17,725
	Cigna Corp.	3.400%	3/15/51	5,980	4,599
[3]	City of Hope	5.623%	11/15/43	2,030	2,182
[3]	City of Hope	4.378%	8/15/48	9,600	8,888
	CommonSpirit Health	2.760%	10/1/24	8,618	8,388
	CommonSpirit Health	1.547%	10/1/25	6,197	5,681
	CommonSpirit Health	3.347%	10/1/29	14,208	13,090
	CommonSpirit Health	2.782%	10/1/30	5,346	4,565
[3]	CommonSpirit Health	4.350%	11/1/42	6,460	5,793
	CommonSpirit Health	3.817%	10/1/49	7,895	6,579
	CommonSpirit Health	4.187%	10/1/49	6,872	5,777
	CommonSpirit Health	3.910%	10/1/50	7,474	5,981
[3]	Community Health Network Inc.	3.099%	5/1/50	11,500	8,599
[3]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	5,200
	CVS Health Corp.	3.375%	8/12/24	18,138	18,055
	CVS Health Corp.	2.625%	8/15/24	2,703	2,645
	CVS Health Corp.	3.875%	7/20/25	43,151	42,980
	CVS Health Corp.	2.875%	6/1/26	36,448	34,746
	CVS Health Corp.	3.000%	8/15/26	5,993	5,742
	CVS Health Corp.	3.625%	4/1/27	5,457	5,315
	CVS Health Corp.	6.250%	6/1/27	3,528	3,781
	CVS Health Corp.	1.300%	8/21/27	27,499	23,700
	CVS Health Corp.	4.300%	3/25/28	41,559	41,147
	CVS Health Corp.	3.250%	8/15/29	35,102	32,059
	CVS Health Corp.	3.750%	4/1/30	24,076	22,522
	CVS Health Corp.	1.750%	8/21/30	25,640	20,578
	CVS Health Corp.	1.875%	2/28/31	21,151	16,959
	CVS Health Corp.	2.125%	9/15/31	4,395	3,560
	CVS Health Corp.	4.875%	7/20/35	11,163	11,027
	CVS Health Corp.	4.780%	3/25/38	59,370	56,195
	CVS Health Corp.	6.125%	9/15/39	5,357	5,764
	CVS Health Corp.	4.125%	4/1/40	20,526	17,914
	CVS Health Corp.	2.700%	8/21/40	16,873	12,149
	CVS Health Corp.	5.300%	12/5/43	21,359	21,202
	CVS Health Corp.	5.125%	7/20/45	32,296	31,178
	CVS Health Corp.	5.050%	3/25/48	88,755	84,917
	CVS Health Corp.	4.250%	4/1/50	7,698	6,619
	Danaher Corp.	3.350%	9/15/25	6,569	6,470
	Danaher Corp.	4.375%	9/15/45	7,148	6,616
	Danaher Corp.	2.600%	10/1/50	5,932	4,134
	Danaher Corp.	2.800%	12/10/51	9,225	6,645
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,125
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,868	8,334
	DH Europe Finance II Sarl	2.200%	11/15/24	8,830	8,475
	DH Europe Finance II Sarl	2.600%	11/15/29	12,010	10,756
	DH Europe Finance II Sarl	3.250%	11/15/39	7,671	6,364
	DH Europe Finance II Sarl	3.400%	11/15/49	5,878	4,751
	Dignity Health	3.812%	11/1/24	4,675	4,626
	Dignity Health	4.500%	11/1/42	9,050	8,271
	Dignity Health	5.267%	11/1/64	2,375	2,301
[3]	Duke University Health System Inc.	3.920%	6/1/47	6,930	6,277
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,428	6,273
	Elevance Health Inc.	3.500%	8/15/24	13,725	13,670
	Elevance Health Inc.	3.350%	12/1/24	22,203	21,926
	Elevance Health Inc.	2.375%	1/15/25	11,341	10,933
	Elevance Health Inc.	3.650%	12/1/27	33,412	32,503
	Elevance Health Inc.	4.101%	3/1/28	20,384	20,168
	Elevance Health Inc.	2.875%	9/15/29	5,075	4,574
	Elevance Health Inc.	2.250%	5/15/30	30,680	26,205
	Elevance Health Inc.	2.550%	3/15/31	22,757	19,667
	Elevance Health Inc.	4.100%	5/15/32	1,985	1,933

53

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	5.950%	12/15/34	1,701	1,880
	Elevance Health Inc.	5.850%	1/15/36	4,708	5,124
	Elevance Health Inc.	6.375%	6/15/37	4,650	5,388
	Elevance Health Inc.	4.625%	5/15/42	18,240	17,314
	Elevance Health Inc.	4.650%	1/15/43	13,701	13,037
	Elevance Health Inc.	5.100%	1/15/44	9,607	9,625
	Elevance Health Inc.	4.650%	8/15/44	12,507	11,852
	Elevance Health Inc.	4.375%	12/1/47	23,336	21,602
	Elevance Health Inc.	4.550%	3/1/48	7,428	7,046
	Elevance Health Inc.	3.700%	9/15/49	10,595	8,772
	Elevance Health Inc.	3.125%	5/15/50	7,445	5,616
	Elevance Health Inc.	3.600%	3/15/51	7,588	6,150
	Elevance Health Inc.	4.550%	5/15/52	7,085	6,739
	Elevance Health Inc.	4.850%	8/15/54	4,325	4,100
	Eli Lilly & Co.	2.750%	6/1/25	6,801	6,692
	Eli Lilly & Co.	3.375%	3/15/29	5,829	5,681
	Eli Lilly & Co.	3.950%	3/15/49	10,340	9,980
	Eli Lilly & Co.	2.250%	5/15/50	7,110	5,022
	Eli Lilly & Co.	2.500%	9/15/60	9,162	6,290
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,350	2,026
	Gilead Sciences Inc.	2.500%	9/1/23	16,095	15,937
	Gilead Sciences Inc.	0.750%	9/29/23	6,140	5,945
	Gilead Sciences Inc.	3.700%	4/1/24	34,281	34,327
	Gilead Sciences Inc.	3.500%	2/1/25	27,537	27,232
	Gilead Sciences Inc.	3.650%	3/1/26	26,689	26,291
	Gilead Sciences Inc.	2.950%	3/1/27	10,681	10,112
	Gilead Sciences Inc.	1.200%	10/1/27	5,540	4,771
	Gilead Sciences Inc.	4.600%	9/1/35	14,729	14,593
	Gilead Sciences Inc.	4.000%	9/1/36	10,657	9,933
	Gilead Sciences Inc.	2.600%	10/1/40	9,643	7,074
	Gilead Sciences Inc.	5.650%	12/1/41	12,187	13,037
	Gilead Sciences Inc.	4.800%	4/1/44	28,694	27,797
	Gilead Sciences Inc.	4.500%	2/1/45	32,449	30,012
	Gilead Sciences Inc.	4.750%	3/1/46	15,556	14,895
	Gilead Sciences Inc.	4.150%	3/1/47	6,320	5,577
	Gilead Sciences Inc.	2.800%	10/1/50	20,726	14,504
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,475	20,531
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	29,825	29,682
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,099	7,756
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	30,085	35,954
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,450	5,135
	GlaxoSmithKline Capital plc	0.534%	10/1/23	12,611	12,188
	GlaxoSmithKline Capital plc	3.000%	6/1/24	14,899	14,781
	GlaxoSmithKline Capital plc	3.375%	6/1/29	11,660	11,244
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,403	4,081
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,888
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	4,623
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	2,924
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	4,036
	HCA Inc.	5.000%	3/15/24	28,743	28,842
	HCA Inc.	5.375%	2/1/25	24,620	24,573
	HCA Inc.	5.250%	4/15/25	26,242	26,309
	HCA Inc.	5.875%	2/15/26	10,395	10,464
	HCA Inc.	5.250%	6/15/26	27,407	27,215
	HCA Inc.	5.375%	9/1/26	14,825	14,701
	HCA Inc.	4.500%	2/15/27	8,234	7,923
[7]	HCA Inc.	3.125%	3/15/27	14,055	12,846
	HCA Inc.	5.625%	9/1/28	15,980	15,730
	HCA Inc.	5.875%	2/1/29	6,450	6,457
[7]	HCA Inc.	3.375%	3/15/29	4,505	3,960
	HCA Inc.	4.125%	6/15/29	24,133	22,037
	HCA Inc.	3.500%	9/1/30	38,825	33,108
	HCA Inc.	2.375%	7/15/31	10,055	7,760
[7]	HCA Inc.	3.625%	3/15/32	20,250	17,091
	HCA Inc.	5.125%	6/15/39	23,899	20,947
[7]	HCA Inc.	4.375%	3/15/42	8,015	6,361
	HCA Inc.	5.500%	6/15/47	15,799	14,137
	HCA Inc.	5.250%	6/15/49	20,112	17,363
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	3.500%	7/15/51	8,500	5,861
[7]	HCA Inc.	4.625%	3/15/52	33,985	27,189
	Humana Inc.	0.650%	8/3/23	10,768	10,435
	Humana Inc.	3.850%	10/1/24	10,139	10,154
	Humana Inc.	4.500%	4/1/25	2,776	2,808
	Humana Inc.	1.350%	2/3/27	7,300	6,392
	Humana Inc.	3.950%	3/15/27	4,540	4,460
	Humana Inc.	3.125%	8/15/29	6,905	6,241
	Humana Inc.	4.875%	4/1/30	5,838	5,894
	Humana Inc.	2.150%	2/3/32	11,910	9,643
	Humana Inc.	4.625%	12/1/42	14,192	13,170
	Humana Inc.	4.950%	10/1/44	4,317	4,200
	Humana Inc.	4.800%	3/15/47	6,365	6,110
	Humana Inc.	3.950%	8/15/49	1,690	1,437
	IHC Health Services Inc.	4.131%	5/15/48	5,185	4,854
	Illumina Inc.	2.550%	3/23/31	6,276	5,101
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	6,113
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,911
	Inova Health System Foundation	4.068%	5/15/52	2,800	2,565
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	6,590
[3]	Iowa Health System	3.665%	2/15/50	7,625	6,234
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,200	7,399
	Johnson & Johnson	3.375%	12/5/23	8,523	8,565
	Johnson & Johnson	2.625%	1/15/25	13,870	13,705
	Johnson & Johnson	0.550%	9/1/25	14,813	13,674
	Johnson & Johnson	2.450%	3/1/26	27,242	26,475
	Johnson & Johnson	2.950%	3/3/27	19,363	18,920
	Johnson & Johnson	0.950%	9/1/27	7,799	6,877
	Johnson & Johnson	2.900%	1/15/28	17,110	16,537
	Johnson & Johnson	6.950%	9/1/29	3,395	4,183
	Johnson & Johnson	1.300%	9/1/30	19,495	16,440
	Johnson & Johnson	4.950%	5/15/33	9,008	9,790
	Johnson & Johnson	4.375%	12/5/33	19,885	20,567
	Johnson & Johnson	3.550%	3/1/36	14,656	13,896
	Johnson & Johnson	3.625%	3/3/37	5,016	4,765
	Johnson & Johnson	5.950%	8/15/37	12,819	15,269
	Johnson & Johnson	3.400%	1/15/38	9,339	8,411
	Johnson & Johnson	2.100%	9/1/40	28,067	20,544
	Johnson & Johnson	4.500%	9/1/40	5,947	6,011
	Johnson & Johnson	4.850%	5/15/41	1,811	1,903
	Johnson & Johnson	4.500%	12/5/43	16,393	16,506
	Johnson & Johnson	3.700%	3/1/46	20,396	18,830
	Johnson & Johnson	3.750%	3/3/47	10,941	10,148
	Johnson & Johnson	3.500%	1/15/48	7,397	6,611
	Johnson & Johnson	2.250%	9/1/50	3,387	2,371
	Johnson & Johnson	2.450%	9/1/60	7,910	5,368
	Kaiser Foundation Hospitals	3.150%	5/1/27	8,177	7,945
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,820	8,280
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,622	10,843
	Kaiser Foundation Hospitals	4.150%	5/1/47	16,893	15,721
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	17,411	13,697
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	6,815	5,096
	Koninklijke Philips NV	6.875%	3/11/38	5,655	6,470
	Koninklijke Philips NV	5.000%	3/15/42	11,299	10,906
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,850	2,859
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,295	10,142
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,310	6,995
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,873	7,761
	Laboratory Corp. of America Holdings	1.550%	6/1/26	3,224	2,884
	Laboratory Corp. of America Holdings	3.600%	9/1/27	2,325	2,243

54

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,743	6,802
	Laboratory Corp. of America Holdings	2.700%	6/1/31	3,125	2,625
	Laboratory Corp. of America Holdings	4.700%	2/1/45	13,336	11,873
[3]	Mass General Brigham Inc.	3.765%	7/1/48	875	765
[3]	Mass General Brigham Inc.	3.192%	7/1/49	8,400	6,564
[3]	Mass General Brigham Inc.	4.117%	7/1/55	3,125	2,813
[3]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	7,422
[3]	Mayo Clinic	3.774%	11/15/43	6,741	6,029
[3]	Mayo Clinic	4.000%	11/15/47	3,425	3,185
[3]	Mayo Clinic	4.128%	11/15/52	2,635	2,501
[3]	Mayo Clinic	3.196%	11/15/61	5,583	4,201
	McKesson Corp.	3.796%	3/15/24	13,922	13,956
	McKesson Corp.	0.900%	12/3/25	6,213	5,594
[3]	MedStar Health Inc.	3.626%	8/15/49	4,108	3,359
	Medtronic Inc.	4.375%	3/15/35	48,981	48,906
	Medtronic Inc.	4.625%	3/15/45	12,885	12,925
	Memorial Health Services	3.447%	11/1/49	7,300	5,979
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	4,560	4,725
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,962	2,237
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	11,853
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,090	2,822
	Merck & Co. Inc.	2.900%	3/7/24	6,978	6,941
	Merck & Co. Inc.	2.750%	2/10/25	31,953	31,539
	Merck & Co. Inc.	0.750%	2/24/26	8,597	7,799
	Merck & Co. Inc.	1.700%	6/10/27	23,005	20,912
	Merck & Co. Inc.	3.400%	3/7/29	22,681	21,960
	Merck & Co. Inc.	1.450%	6/24/30	7,045	5,852
	Merck & Co. Inc.	2.150%	12/10/31	23,120	19,902
	Merck & Co. Inc.	6.500%	12/1/33	10,282	12,406
	Merck & Co. Inc.	3.900%	3/7/39	10,835	10,242
	Merck & Co. Inc.	2.350%	6/24/40	16,522	12,440
	Merck & Co. Inc.	3.600%	9/15/42	11,979	10,501
	Merck & Co. Inc.	4.150%	5/18/43	15,737	14,929
	Merck & Co. Inc.	3.700%	2/10/45	24,417	21,459
	Merck & Co. Inc.	4.000%	3/7/49	13,073	12,078
	Merck & Co. Inc.	2.450%	6/24/50	4,660	3,284
	Merck & Co. Inc.	2.750%	12/10/51	55,930	41,448
	Merck & Co. Inc.	2.900%	12/10/61	28,450	20,254
[3]	Mercy Health	4.302%	7/1/28	3,125	3,142
[3]	Methodist Hospital	2.705%	12/1/50	6,975	4,888
[3]	MidMichigan Health	3.409%	6/1/50	4,175	3,342
[3]	Montefiore Obligated Group	5.246%	11/1/48	9,900	8,398
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	4,125	3,607
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,937	5,863
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	6,087
	MultiCare Health System	2.803%	8/15/50	3,895	2,786
	Mylan Inc.	4.200%	11/29/23	14,550	14,511
	Mylan Inc.	4.550%	4/15/28	9,020	8,593
	Mylan Inc.	5.400%	11/29/43	7,035	5,892
	Mylan Inc.	5.200%	4/15/48	5,665	4,500
	New York & Presbyterian Hospital	2.256%	8/1/40	4,600	3,287
	New York & Presbyterian Hospital	4.024%	8/1/45	3,396	3,099
	New York & Presbyterian Hospital	4.063%	8/1/56	5,540	5,055
	New York & Presbyterian Hospital	2.606%	8/1/60	5,787	3,673
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	5,572	4,307
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	8,425
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	10,394
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	4,775
	Novant Health Inc.	2.637%	11/1/36	7,000	5,631
	Novant Health Inc.	3.168%	11/1/51	11,000	8,462
	Novant Health Inc.	3.318%	11/1/61	8,500	6,473
	Novartis Capital Corp.	3.400%	5/6/24	19,533	19,627
	Novartis Capital Corp.	1.750%	2/14/25	17,663	17,049
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.000%	11/20/25	15,103	14,904
	Novartis Capital Corp.	2.000%	2/14/27	22,131	20,600
	Novartis Capital Corp.	3.100%	5/17/27	18,501	18,051
	Novartis Capital Corp.	2.200%	8/14/30	30,527	26,921
	Novartis Capital Corp.	3.700%	9/21/42	9,216	8,346
	Novartis Capital Corp.	4.400%	5/6/44	18,582	18,553
	Novartis Capital Corp.	4.000%	11/20/45	18,438	17,144
	Novartis Capital Corp.	2.750%	8/14/50	7,288	5,668
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	3,333
[3]	NYU Langone Hospitals	5.750%	7/1/43	4,840	5,399
	NYU Langone Hospitals	4.784%	7/1/44	4,116	4,019
[3]	NYU Langone Hospitals	4.368%	7/1/47	5,790	5,272
[3]	NYU Langone Hospitals	3.380%	7/1/55	8,350	6,287
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,588	2,892
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,711
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,854
[3]	OhioHealth Corp.	3.042%	11/15/50	5,135	3,916
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,589
	Orlando Health Obligated Group	3.327%	10/1/50	3,895	3,095
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,825	2,599
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	4,625	4,572
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	7,025	5,299
	PerkinElmer Inc.	0.550%	9/15/23	3,092	2,977
	PerkinElmer Inc.	0.850%	9/15/24	7,500	6,958
	PerkinElmer Inc.	1.900%	9/15/28	6,538	5,447
	PerkinElmer Inc.	3.300%	9/15/29	14,350	12,615
	PerkinElmer Inc.	2.550%	3/15/31	6,395	5,208
	PerkinElmer Inc.	2.250%	9/15/31	9,100	7,196
	PerkinElmer Inc.	3.625%	3/15/51	5,000	3,744
	Pfizer Inc.	3.200%	9/15/23	8,289	8,312
	Pfizer Inc.	2.950%	3/15/24	3,645	3,629
	Pfizer Inc.	3.400%	5/15/24	7,765	7,807
	Pfizer Inc.	0.800%	5/28/25	8,196	7,642
	Pfizer Inc.	2.750%	6/3/26	32,718	31,876
	Pfizer Inc.	3.000%	12/15/26	14,398	14,078
	Pfizer Inc.	3.600%	9/15/28	7,642	7,601
	Pfizer Inc.	3.450%	3/15/29	35,054	34,095
	Pfizer Inc.	2.625%	4/1/30	19,074	17,413
	Pfizer Inc.	1.700%	5/28/30	14,997	12,786
	Pfizer Inc.	1.750%	8/18/31	14,715	12,309
	Pfizer Inc.	4.000%	12/15/36	15,907	15,483
	Pfizer Inc.	4.100%	9/15/38	13,297	12,826
	Pfizer Inc.	3.900%	3/15/39	18,304	17,266
	Pfizer Inc.	7.200%	3/15/39	16,319	21,376
	Pfizer Inc.	2.550%	5/28/40	14,572	11,482
	Pfizer Inc.	4.300%	6/15/43	9,566	9,252
	Pfizer Inc.	4.400%	5/15/44	10,474	10,264
	Pfizer Inc.	4.125%	12/15/46	17,959	17,249
	Pfizer Inc.	4.200%	9/15/48	18,052	17,588
	Pfizer Inc.	4.000%	3/15/49	15,242	14,345
	Pfizer Inc.	2.700%	5/28/50	15,415	11,793
	Pharmacia LLC	6.600%	12/1/28	9,919	11,204
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,939
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,100	1,572
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,500	3,200
	Presbyterian Healthcare Services	4.875%	8/1/52	3,690	3,840
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,579	5,326
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,209	7,265
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,667	4,827
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,975	4,356
	Quest Diagnostics Inc.	4.250%	4/1/24	3,819	3,838
	Quest Diagnostics Inc.	3.500%	3/30/25	6,131	6,029
	Quest Diagnostics Inc.	3.450%	6/1/26	8,774	8,549

55

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	4.200%	6/30/29	5,890	5,718
	Quest Diagnostics Inc.	2.950%	6/30/30	15,040	13,250
	Quest Diagnostics Inc.	2.800%	6/30/31	6,002	5,152
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,445
	Quest Diagnostics Inc.	4.700%	3/30/45	3,299	2,968
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	3,015
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	13,096
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	6,216	4,211
	Royalty Pharma plc	0.750%	9/2/23	12,850	12,371
	Royalty Pharma plc	1.200%	9/2/25	17,432	15,618
	Royalty Pharma plc	1.750%	9/2/27	14,100	12,027
	Royalty Pharma plc	2.200%	9/2/30	15,551	12,550
	Royalty Pharma plc	2.150%	9/2/31	4,895	3,822
	Royalty Pharma plc	3.300%	9/2/40	10,140	7,493
	Royalty Pharma plc	3.550%	9/2/50	16,778	11,715
	Royalty Pharma plc	3.350%	9/2/51	3,813	2,581
[3]	Rush Obligated Group	3.922%	11/15/29	4,350	4,181
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,706	5,909
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,260	1,856
	Sanofi	3.625%	6/19/28	16,345	16,121
[3]	Seattle Children's Hospital	2.719%	10/1/50	8,000	5,613
[3]	Sharp HealthCare	2.680%	8/1/50	3,905	2,746
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,512	20,286
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	64,033	61,486
	Smith & Nephew plc	2.032%	10/14/30	8,366	6,632
[3]	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,177
[3]	Stanford Health Care	3.310%	8/15/30	371	342
[3]	Stanford Health Care	3.795%	11/15/48	9,194	8,095
	Stanford Health Care	3.027%	8/15/51	5,185	3,912
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,723	3,987
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	12,827	9,986
	Stryker Corp.	3.375%	5/15/24	14,452	14,372
	Stryker Corp.	1.150%	6/15/25	8,050	7,435
	Stryker Corp.	3.375%	11/1/25	13,965	13,674
	Stryker Corp.	3.500%	3/15/26	7,935	7,783
	Stryker Corp.	3.650%	3/7/28	8,112	7,855
	Stryker Corp.	1.950%	6/15/30	7,889	6,562
	Stryker Corp.	4.100%	4/1/43	5,047	4,368
	Stryker Corp.	4.375%	5/15/44	7,735	6,971
	Stryker Corp.	4.625%	3/15/46	6,045	5,775
	Stryker Corp.	2.900%	6/15/50	2,675	1,933
[3]	Sutter Health	1.321%	8/15/25	3,725	3,432
[3]	Sutter Health	3.695%	8/15/28	4,610	4,492
[3]	Sutter Health	2.294%	8/15/30	9,050	7,743
[3]	Sutter Health	3.161%	8/15/40	5,250	4,101
[3]	Sutter Health	4.091%	8/15/48	4,950	4,349
[3]	Sutter Health	3.361%	8/15/50	8,300	6,363
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	23,011	23,178
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	23,840	24,313
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	25,905	21,666
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	21,693	16,688
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	42,467	31,604
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,154	9,603
	Texas Health Resources	2.328%	11/15/50	5,124	3,321
[3]	Texas Health Resources	4.330%	11/15/55	2,943	2,794
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	10,365	10,056
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,833	10,276
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	15,268	13,359
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	9,526	8,642
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	17,600	14,768
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	21,330	16,729
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	8,743	9,353
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,350	4,048
[3]	Toledo Hospital	5.325%	11/15/28	5,025	4,724
	Toledo Hospital	5.750%	11/15/38	6,204	6,341
	Toledo Hospital	6.015%	11/15/48	5,114	4,760
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Trinity Health Corp.	2.632%	12/1/40	2,900	2,132
	Trinity Health Corp.	4.125%	12/1/45	7,815	7,221
[3]	Trinity Health Corp.	3.434%	12/1/48	2,723	2,269
	UnitedHealth Group Inc.	3.500%	2/15/24	8,670	8,706
	UnitedHealth Group Inc.	2.375%	8/15/24	5,506	5,399
	UnitedHealth Group Inc.	3.750%	7/15/25	15,458	15,474
	UnitedHealth Group Inc.	3.700%	12/15/25	7,066	7,056
	UnitedHealth Group Inc.	1.250%	1/15/26	9,046	8,349
	UnitedHealth Group Inc.	3.100%	3/15/26	9,725	9,524
	UnitedHealth Group Inc.	1.150%	5/15/26	3,128	2,846
	UnitedHealth Group Inc.	3.450%	1/15/27	9,211	9,084
	UnitedHealth Group Inc.	3.375%	4/15/27	40,062	39,321
	UnitedHealth Group Inc.	2.950%	10/15/27	9,563	9,166
	UnitedHealth Group Inc.	3.850%	6/15/28	5,267	5,242
	UnitedHealth Group Inc.	3.875%	12/15/28	5,324	5,295
	UnitedHealth Group Inc.	2.875%	8/15/29	22,203	20,525
	UnitedHealth Group Inc.	2.000%	5/15/30	15,083	12,929
	UnitedHealth Group Inc.	2.300%	5/15/31	25,937	22,458
	UnitedHealth Group Inc.	4.625%	7/15/35	12,627	12,841
	UnitedHealth Group Inc.	5.800%	3/15/36	8,138	9,117
	UnitedHealth Group Inc.	6.500%	6/15/37	7,830	9,477
	UnitedHealth Group Inc.	6.625%	11/15/37	12,852	15,588
	UnitedHealth Group Inc.	6.875%	2/15/38	23,346	28,950
	UnitedHealth Group Inc.	3.500%	8/15/39	22,455	19,586
	UnitedHealth Group Inc.	2.750%	5/15/40	14,185	11,046
	UnitedHealth Group Inc.	5.700%	10/15/40	3,233	3,567
	UnitedHealth Group Inc.	5.950%	2/15/41	7,700	8,696
	UnitedHealth Group Inc.	3.050%	5/15/41	15,630	12,635
	UnitedHealth Group Inc.	4.625%	11/15/41	12,300	12,203
	UnitedHealth Group Inc.	4.375%	3/15/42	3,290	3,159
	UnitedHealth Group Inc.	3.950%	10/15/42	13,663	12,302
	UnitedHealth Group Inc.	4.250%	3/15/43	8,211	7,721
	UnitedHealth Group Inc.	4.750%	7/15/45	11,730	11,826
	UnitedHealth Group Inc.	4.200%	1/15/47	15,945	14,910
	UnitedHealth Group Inc.	4.250%	4/15/47	12,905	12,143
	UnitedHealth Group Inc.	3.750%	10/15/47	10,144	8,802
	UnitedHealth Group Inc.	4.250%	6/15/48	22,685	21,218
	UnitedHealth Group Inc.	4.450%	12/15/48	4,768	4,567
	UnitedHealth Group Inc.	3.700%	8/15/49	17,414	14,879
	UnitedHealth Group Inc.	2.900%	5/15/50	14,660	10,894
	UnitedHealth Group Inc.	3.250%	5/15/51	23,965	18,852
	UnitedHealth Group Inc.	3.875%	8/15/59	9,103	7,862
	UnitedHealth Group Inc.	3.125%	5/15/60	13,224	9,701
[7]	Universal Health Services Inc.	1.650%	9/1/26	1,490	1,290
[7]	Universal Health Services Inc.	2.650%	10/15/30	13,380	10,663
[3]	UPMC	3.600%	4/3/25	6,705	6,662
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	31,052
	Utah Acquisition Sub Inc.	5.250%	6/15/46	17,935	14,449
	Viatris Inc.	1.650%	6/22/25	8,435	7,650
	Viatris Inc.	2.300%	6/22/27	5,235	4,478
	Viatris Inc.	2.700%	6/22/30	10,760	8,647
	Viatris Inc.	3.850%	6/22/40	10,735	7,560
	Viatris Inc.	4.000%	6/22/50	16,450	10,961
[3]	WakeMed	3.286%	10/1/52	3,225	2,453
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,900	1,372
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	4,021	4,044
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,000	5,742
	Wyeth LLC	7.250%	3/1/23	2,400	2,466
	Wyeth LLC	6.450%	2/1/24	11,948	12,496
	Wyeth LLC	6.500%	2/1/34	12,347	14,750
	Wyeth LLC	6.000%	2/15/36	5,565	6,381
	Wyeth LLC	5.950%	4/1/37	15,044	17,356
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,500	3,751
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,464
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	6,000	5,660
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	9,609	9,227
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	15,360	12,531

56

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,190	2,241
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	7,729
	Zoetis Inc.	4.500%	11/13/25	4,628	4,691
	Zoetis Inc.	3.000%	9/12/27	15,074	14,221
	Zoetis Inc.	3.900%	8/20/28	8,400	8,142
	Zoetis Inc.	2.000%	5/15/30	3,730	3,120
	Zoetis Inc.	4.700%	2/1/43	10,423	10,027
	Zoetis Inc.	3.950%	9/12/47	8,373	7,258
	Zoetis Inc.	4.450%	8/20/48	16,666	15,678
	Zoetis Inc.	3.000%	5/15/50	2,712	2,019
					7,947,447
Industrials (2.0%)
[3]	3M Co.	3.250%	2/14/24	15,174	15,181
	3M Co.	2.000%	2/14/25	9,924	9,556
	3M Co.	2.650%	4/15/25	16,225	15,834
[3]	3M Co.	3.000%	8/7/25	8,341	8,206
[3]	3M Co.	2.250%	9/19/26	14,797	13,983
	3M Co.	2.875%	10/15/27	6,864	6,593
[3]	3M Co.	3.625%	9/14/28	1,795	1,765
[3]	3M Co.	3.375%	3/1/29	15,200	14,608
	3M Co.	2.375%	8/26/29	17,871	15,996
	3M Co.	3.050%	4/15/30	5,225	4,848
[3]	3M Co.	5.700%	3/15/37	63	71
[3]	3M Co.	3.875%	6/15/44	1,401	1,229
[3]	3M Co.	3.125%	9/19/46	12,930	10,164
[3]	3M Co.	3.625%	10/15/47	10,207	8,720
[3]	3M Co.	4.000%	9/14/48	15,345	13,885
	3M Co.	3.250%	8/26/49	6,991	5,574
	3M Co.	3.700%	4/15/50	2,679	2,308
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,814	4,607
	Allegion plc	3.500%	10/1/29	5,468	4,849
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,750	1,701
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	4,750
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,800	7,467
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	766	701
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,639	2,414
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,717	6,948
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,481	3,977
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,932	1,767
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	2,874	2,592
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	8,061	7,064
	Amphenol Corp.	3.200%	4/1/24	4,250	4,211
	Amphenol Corp.	2.050%	3/1/25	3,550	3,375
	Amphenol Corp.	4.350%	6/1/29	5,430	5,329
	Amphenol Corp.	2.800%	2/15/30	16,298	14,176
	Amphenol Corp.	2.200%	9/15/31	4,175	3,415
[3]	BNSF Funding Trust I	6.613%	12/15/55	800	786
	Boeing Co.	2.800%	3/1/23	9,441	9,388
	Boeing Co.	4.508%	5/1/23	38,804	38,972
	Boeing Co.	1.875%	6/15/23	13,224	12,945
	Boeing Co.	1.433%	2/4/24	30,977	29,634
	Boeing Co.	2.800%	3/1/24	6,075	5,954
	Boeing Co.	2.850%	10/30/24	7,983	7,747
	Boeing Co.	2.500%	3/1/25	2,831	2,671
	Boeing Co.	4.875%	5/1/25	49,870	49,683
	Boeing Co.	7.250%	6/15/25	675	728
	Boeing Co.	2.600%	10/30/25	4,700	4,386
	Boeing Co.	2.750%	2/1/26	9,426	8,752
	Boeing Co.	2.196%	2/4/26	74,902	67,597
	Boeing Co.	3.100%	5/1/26	10,300	9,640
	Boeing Co.	2.250%	6/15/26	7,101	6,405
	Boeing Co.	2.700%	2/1/27	14,371	12,791
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	2.800%	3/1/27	6,998	6,268
Boeing Co.	5.040%	5/1/27	28,250	27,907
Boeing Co.	3.250%	2/1/28	14,563	13,061
Boeing Co.	3.250%	3/1/28	5,257	4,720
Boeing Co.	3.200%	3/1/29	11,117	9,639
Boeing Co.	2.950%	2/1/30	13,336	11,067
Boeing Co.	5.150%	5/1/30	56,095	53,817
Boeing Co.	3.625%	2/1/31	17,001	14,714
Boeing Co.	6.125%	2/15/33	8,606	8,785
Boeing Co.	3.600%	5/1/34	28,283	22,510
Boeing Co.	3.250%	2/1/35	14,391	10,954
Boeing Co.	6.625%	2/15/38	8,625	8,867
Boeing Co.	3.550%	3/1/38	4,603	3,357
Boeing Co.	3.500%	3/1/39	6,584	4,745
Boeing Co.	6.875%	3/15/39	12,118	12,585
Boeing Co.	5.875%	2/15/40	7,790	7,301
Boeing Co.	5.705%	5/1/40	43,832	40,950
Boeing Co.	3.375%	6/15/46	10,380	6,868
Boeing Co.	3.650%	3/1/47	10,417	7,065
Boeing Co.	3.625%	3/1/48	4,625	3,097
Boeing Co.	3.850%	11/1/48	4,594	3,265
Boeing Co.	3.900%	5/1/49	13,165	9,358
Boeing Co.	3.750%	2/1/50	11,478	8,094
Boeing Co.	5.805%	5/1/50	70,835	65,227
Boeing Co.	3.825%	3/1/59	7,950	5,116
Boeing Co.	3.950%	8/1/59	6,995	4,723
Boeing Co.	5.930%	5/1/60	43,811	40,080
Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,875	11,944
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,936	10,000
Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,404	14,425
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,150	12,016
Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,782	11,836
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,341
Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,067	6,917
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,700	4,312
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,411	5,156
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,804	9,684
Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,850	9,053
Burlington Northern Santa Fe LLC	5.400%	6/1/41	14,861	15,750
Burlington Northern Santa Fe LLC	4.950%	9/15/41	5,100	5,130
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,571	9,967
Burlington Northern Santa Fe LLC	4.375%	9/1/42	12,897	12,211
Burlington Northern Santa Fe LLC	4.450%	3/15/43	15,982	15,201
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,508	5,715
Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,049	17,142
Burlington Northern Santa Fe LLC	4.550%	9/1/44	13,479	12,962
Burlington Northern Santa Fe LLC	4.150%	4/1/45	17,218	15,680
Burlington Northern Santa Fe LLC	4.700%	9/1/45	9,678	9,471
Burlington Northern Santa Fe LLC	3.900%	8/1/46	15,368	13,641
Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,508	13,343
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,571	5,086
Burlington Northern Santa Fe LLC	4.150%	12/15/48	7,101	6,538
Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,770	13,186
Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,050	4,643
Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,312	3,466
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,250	6,129
Canadian National Railway Co.	2.950%	11/21/24	4,324	4,255
Canadian National Railway Co.	2.750%	3/1/26	7,947	7,634
Canadian National Railway Co.	6.900%	7/15/28	2,350	2,669
Canadian National Railway Co.	6.250%	8/1/34	1,710	1,951
Canadian National Railway Co.	6.200%	6/1/36	6,163	6,925
Canadian National Railway Co.	6.375%	11/15/37	4,603	5,264
Canadian National Railway Co.	3.200%	8/2/46	4,142	3,237
Canadian National Railway Co.	3.650%	2/3/48	6,991	5,884
Canadian National Railway Co.	4.450%	1/20/49	1,955	1,862
Canadian National Railway Co.	2.450%	5/1/50	15,950	10,708
Canadian Pacific Railway Co.	1.350%	12/2/24	6,070	5,723
Canadian Pacific Railway Co.	2.900%	2/1/25	7,576	7,347
Canadian Pacific Railway Co.	1.750%	12/2/26	4,850	4,391

57

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,926	1,907
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,311	3,649
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,660	1,930
	Canadian Pacific Railway Co.	2.450%	12/2/31	19,368	16,616
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,218	3,194
	Canadian Pacific Railway Co.	5.950%	5/15/37	15,804	17,454
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,720	9,997
	Canadian Pacific Railway Co.	5.750%	1/15/42	12,745	13,270
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,621	5,517
	Canadian Pacific Railway Co.	3.100%	12/2/51	26,555	19,565
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,474	6,734
	Carrier Global Corp.	2.242%	2/15/25	27,008	25,660
	Carrier Global Corp.	2.493%	2/15/27	17,752	16,200
	Carrier Global Corp.	2.722%	2/15/30	41,237	35,640
	Carrier Global Corp.	2.700%	2/15/31	5,788	4,902
	Carrier Global Corp.	3.377%	4/5/40	25,431	19,973
	Carrier Global Corp.	3.577%	4/5/50	34,507	26,186
	Caterpillar Financial Services Corp.	0.650%	7/7/23	9,693	9,451
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,050	8,783
[3]	Caterpillar Financial Services Corp.	3.750%	11/24/23	10,713	10,800
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,491	5,530
[3]	Caterpillar Financial Services Corp.	0.950%	1/10/24	13,755	13,304
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	7,927	7,857
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,938	7,933
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	8,605	8,099
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,248	10,918
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,400	16,380
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,757	6,378
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,651	8,771
	Caterpillar Financial Services Corp.	0.900%	3/2/26	9,963	9,055
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,462	6,153
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,100	4,596
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,525	5,982
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	7,842	6,888
	Caterpillar Inc.	3.400%	5/15/24	17,901	17,961
	Caterpillar Inc.	2.600%	9/19/29	11,644	10,639
	Caterpillar Inc.	2.600%	4/9/30	20,319	18,437
	Caterpillar Inc.	5.300%	9/15/35	3,533	3,837
	Caterpillar Inc.	6.050%	8/15/36	10,106	11,683
	Caterpillar Inc.	3.803%	8/15/42	24,299	22,172
	Caterpillar Inc.	4.300%	5/15/44	5,661	5,496
	Caterpillar Inc.	3.250%	9/19/49	12,650	10,398
	Caterpillar Inc.	3.250%	4/9/50	6,523	5,399
	Caterpillar Inc.	4.750%	5/15/64	5,260	5,333
	CH Robinson Worldwide Inc.	4.200%	4/15/28	7,758	7,488
	CNH Industrial Capital LLC	1.950%	7/2/23	3,467	3,388
	CNH Industrial Capital LLC	4.200%	1/15/24	27,900	27,903
	CNH Industrial Capital LLC	1.875%	1/15/26	6,571	5,963
	CNH Industrial Capital LLC	1.450%	7/15/26	3,163	2,796
	CNH Industrial NV	4.500%	8/15/23	4,551	4,592
[3]	CNH Industrial NV	3.850%	11/15/27	7,017	6,613
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	777	740
	Crane Holdings Co.	4.450%	12/15/23	6,450	6,497
	Crane Holdings Co.	4.200%	3/15/48	5,000	4,062
	CSX Corp.	3.400%	8/1/24	5,250	5,215
	CSX Corp.	3.350%	11/1/25	15,086	14,824
	CSX Corp.	2.600%	11/1/26	9,258	8,716
	CSX Corp.	3.250%	6/1/27	14,034	13,465
	CSX Corp.	3.800%	3/1/28	7,247	7,084
	CSX Corp.	4.250%	3/15/29	18,683	18,592
	CSX Corp.	2.400%	2/15/30	8,450	7,402
	CSX Corp.	6.000%	10/1/36	6,969	7,689
	CSX Corp.	6.150%	5/1/37	9,942	11,140
	CSX Corp.	6.220%	4/30/40	9,791	11,071
	CSX Corp.	5.500%	4/15/41	10,057	10,572
	CSX Corp.	4.750%	5/30/42	4,185	3,978
	CSX Corp.	4.400%	3/1/43	913	834
	CSX Corp.	4.100%	3/15/44	10,705	9,393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	11/1/46	5,437	4,597
	CSX Corp.	4.300%	3/1/48	1,990	1,823
	CSX Corp.	4.750%	11/15/48	8,026	7,844
	CSX Corp.	4.500%	3/15/49	13,671	12,771
	CSX Corp.	3.350%	9/15/49	9,917	7,744
	CSX Corp.	3.800%	4/15/50	2,390	2,016
	CSX Corp.	2.500%	5/15/51	4,769	3,222
	CSX Corp.	4.500%	8/1/54	1,400	1,295
	CSX Corp.	4.250%	11/1/66	9,430	8,009
	CSX Corp.	4.650%	3/1/68	12,349	11,267
	Cummins Inc.	3.650%	10/1/23	2,392	2,402
	Cummins Inc.	0.750%	9/1/25	4,028	3,679
	Cummins Inc.	1.500%	9/1/30	9,985	8,093
	Cummins Inc.	4.875%	10/1/43	9,321	9,452
	Cummins Inc.	2.600%	9/1/50	8,370	5,729
	Deere & Co.	2.750%	4/15/25	11,915	11,661
	Deere & Co.	5.375%	10/16/29	10,319	11,166
	Deere & Co.	3.100%	4/15/30	11,175	10,434
	Deere & Co.	7.125%	3/3/31	1,433	1,724
	Deere & Co.	3.900%	6/9/42	8,414	7,889
	Deere & Co.	2.875%	9/7/49	2,160	1,698
	Deere & Co.	3.750%	4/15/50	16,470	15,056
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	6,505
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,216
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,200	1,133
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,000	5,793
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	8,307	7,288
	Dover Corp.	3.150%	11/15/25	9,140	8,980
	Dover Corp.	2.950%	11/4/29	4,247	3,861
	Dover Corp.	5.375%	10/15/35	2,460	2,518
	Dover Corp.	5.375%	3/1/41	4,109	4,140
	Eaton Corp.	3.103%	9/15/27	14,855	14,188
	Eaton Corp.	4.000%	11/2/32	10,992	10,673
	Eaton Corp.	4.150%	11/2/42	5,937	5,329
	Eaton Corp.	3.915%	9/15/47	3,988	3,393
	Emerson Electric Co.	3.150%	6/1/25	7,044	6,968
	Emerson Electric Co.	0.875%	10/15/26	7,080	6,260
	Emerson Electric Co.	1.800%	10/15/27	16,603	14,874
	Emerson Electric Co.	2.000%	12/21/28	8,555	7,553
	Emerson Electric Co.	1.950%	10/15/30	7,065	5,947
	Emerson Electric Co.	2.200%	12/21/31	12,975	10,979
	Emerson Electric Co.	2.750%	10/15/50	9,828	7,085
	Emerson Electric Co.	2.800%	12/21/51	10,500	7,674
	FedEx Corp.	3.250%	4/1/26	9,805	9,621
	FedEx Corp.	3.400%	2/15/28	5,891	5,624
	FedEx Corp.	4.200%	10/17/28	144	143
	FedEx Corp.	3.100%	8/5/29	13,220	12,063
	FedEx Corp.	4.250%	5/15/30	9,643	9,396
	FedEx Corp.	2.400%	5/15/31	6,782	5,715
	FedEx Corp.	4.900%	1/15/34	5,172	5,166
	FedEx Corp.	3.900%	2/1/35	13,079	11,677
	FedEx Corp.	3.250%	5/15/41	7,870	6,157
	FedEx Corp.	3.875%	8/1/42	379	316
	FedEx Corp.	4.100%	4/15/43	6,795	5,730
	FedEx Corp.	5.100%	1/15/44	5,072	4,882
	FedEx Corp.	4.100%	2/1/45	5,772	4,847
	FedEx Corp.	4.750%	11/15/45	19,738	18,124
	FedEx Corp.	4.550%	4/1/46	16,200	14,519
	FedEx Corp.	4.400%	1/15/47	9,780	8,570
	FedEx Corp.	4.050%	2/15/48	13,396	11,237
	FedEx Corp.	4.950%	10/17/48	11,267	10,734
	FedEx Corp.	5.250%	5/15/50	11,642	11,619
	FedEx Corp.	4.500%	2/1/65	1,124	951
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,224	16,526
	Fortive Corp.	3.150%	6/15/26	11,729	11,091
	Fortive Corp.	4.300%	6/15/46	7,500	6,531

58

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	1.875%	8/15/23	21,375	21,093
	General Dynamics Corp.	2.375%	11/15/24	9,739	9,482
	General Dynamics Corp.	3.250%	4/1/25	1,711	1,697
	General Dynamics Corp.	3.500%	5/15/25	14,934	14,894
	General Dynamics Corp.	2.125%	8/15/26	7,134	6,691
	General Dynamics Corp.	2.625%	11/15/27	14,229	13,302
	General Dynamics Corp.	3.750%	5/15/28	11,599	11,414
	General Dynamics Corp.	3.625%	4/1/30	14,166	13,724
	General Dynamics Corp.	4.250%	4/1/40	10,693	10,231
	General Dynamics Corp.	3.600%	11/15/42	4,568	3,927
[3]	General Electric Co.	6.750%	3/15/32	14,100	15,773
[3]	General Electric Co.	5.875%	1/14/38	22,600	23,532
	Honeywell International Inc.	3.350%	12/1/23	5,860	5,879
	Honeywell International Inc.	2.300%	8/15/24	17,181	16,875
	Honeywell International Inc.	1.350%	6/1/25	16,025	15,110
	Honeywell International Inc.	2.500%	11/1/26	23,211	22,177
	Honeywell International Inc.	1.100%	3/1/27	15,713	13,978
	Honeywell International Inc.	2.700%	8/15/29	8,213	7,547
	Honeywell International Inc.	1.950%	6/1/30	12,780	10,977
	Honeywell International Inc.	1.750%	9/1/31	21,306	17,629
	Honeywell International Inc.	5.700%	3/15/36	5,569	6,259
	Honeywell International Inc.	5.700%	3/15/37	8,865	10,055
	Honeywell International Inc.	5.375%	3/1/41	5,500	5,953
	Honeywell International Inc.	3.812%	11/21/47	4,916	4,475
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,468	2,378
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	8,728	8,523
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,221	8,639
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	6,940	5,908
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	8,166	7,696
	IDEX Corp.	3.000%	5/1/30	5,240	4,558
	Illinois Tool Works Inc.	3.500%	3/1/24	6,350	6,370
	Illinois Tool Works Inc.	2.650%	11/15/26	19,821	18,954
	Illinois Tool Works Inc.	4.875%	9/15/41	4,695	4,791
	Illinois Tool Works Inc.	3.900%	9/1/42	17,930	15,853
	JB Hunt Transport Services Inc.	3.875%	3/1/26	8,423	8,320
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,538	6,006
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,867	7,516
[3]	John Deere Capital Corp.	0.700%	7/5/23	3,847	3,756
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,375	3,266
	John Deere Capital Corp.	3.650%	10/12/23	4,687	4,721
[3]	John Deere Capital Corp.	0.900%	1/10/24	5,000	4,836
[3]	John Deere Capital Corp.	2.600%	3/7/24	6,020	5,956
[3]	John Deere Capital Corp.	3.350%	6/12/24	21,607	21,633
[3]	John Deere Capital Corp.	2.650%	6/24/24	6,508	6,438
[3]	John Deere Capital Corp.	0.625%	9/10/24	6,250	5,903
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,319	10,961
[3]	John Deere Capital Corp.	1.250%	1/10/25	13,200	12,531
[3]	John Deere Capital Corp.	3.450%	3/13/25	17,998	18,033
	John Deere Capital Corp.	3.400%	6/6/25	7,500	7,476
[3]	John Deere Capital Corp.	3.400%	9/11/25	5,310	5,289
[3]	John Deere Capital Corp.	0.700%	1/15/26	3,193	2,886
[3]	John Deere Capital Corp.	2.650%	6/10/26	7,325	7,044
[3]	John Deere Capital Corp.	1.050%	6/17/26	7,750	7,016
[3]	John Deere Capital Corp.	2.250%	9/14/26	24,987	23,503
[3]	John Deere Capital Corp.	1.700%	1/11/27	11,375	10,389
[3]	John Deere Capital Corp.	1.750%	3/9/27	7,006	6,395
[3]	John Deere Capital Corp.	2.800%	9/8/27	13,224	12,614
[3]	John Deere Capital Corp.	3.050%	1/6/28	14,276	13,702
[3]	John Deere Capital Corp.	3.450%	3/7/29	7,205	6,960
[3]	John Deere Capital Corp.	2.800%	7/18/29	10,606	9,764
[3]	John Deere Capital Corp.	2.450%	1/9/30	11,367	10,188
	John Deere Capital Corp.	1.450%	1/15/31	5,658	4,602
[3]	Johnson Controls International plc	3.625%	7/2/24	2,400	2,373
[3]	Johnson Controls International plc	3.900%	2/14/26	5,764	5,731
	Johnson Controls International plc	1.750%	9/15/30	8,647	7,046
	Johnson Controls International plc	2.000%	9/16/31	4,461	3,545
[3]	Johnson Controls International plc	6.000%	1/15/36	2,798	3,039
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johnson Controls International plc	4.625%	7/2/44	10,502	9,439
[3]	Johnson Controls International plc	5.125%	9/14/45	3,763	3,627
	Johnson Controls International plc	4.500%	2/15/47	9,191	8,035
[3]	Johnson Controls International plc	4.950%	7/2/64	5,272	4,638
	Kansas City Southern	2.875%	11/15/29	6,985	6,245
[3]	Kansas City Southern	4.300%	5/15/43	5,740	4,989
[3]	Kansas City Southern	4.950%	8/15/45	9,025	8,713
	Kansas City Southern	4.700%	5/1/48	10,942	10,253
	Kansas City Southern	3.500%	5/1/50	10,475	8,176
	Kennametal Inc.	4.625%	6/15/28	8,800	8,572
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	13,773
	Keysight Technologies Inc.	4.600%	4/6/27	10,021	10,057
	Keysight Technologies Inc.	3.000%	10/30/29	2,400	2,137
	Kirby Corp.	4.200%	3/1/28	13,926	12,962
	L3Harris Technologies Inc.	3.950%	5/28/24	5,069	5,082
	L3Harris Technologies Inc.	3.832%	4/27/25	18,488	18,257
	L3Harris Technologies Inc.	3.850%	12/15/26	6,736	6,606
	L3Harris Technologies Inc.	4.400%	6/15/28	2,202	2,165
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	16,697	16,400
	L3Harris Technologies Inc.	2.900%	12/15/29	7,349	6,524
	L3Harris Technologies Inc.	1.800%	1/15/31	6,395	5,102
	L3Harris Technologies Inc.	4.854%	4/27/35	6,316	6,196
	L3Harris Technologies Inc.	5.054%	4/27/45	6,951	6,761
	Lennox International Inc.	3.000%	11/15/23	1,075	1,064
	Lennox International Inc.	1.350%	8/1/25	5,850	5,363
	Lennox International Inc.	1.700%	8/1/27	5,850	5,114
	Lockheed Martin Corp.	3.550%	1/15/26	13,246	13,269
	Lockheed Martin Corp.	3.900%	6/15/32	7,000	6,906
	Lockheed Martin Corp.	3.600%	3/1/35	12,134	11,164
	Lockheed Martin Corp.	4.500%	5/15/36	9,910	9,902
[3]	Lockheed Martin Corp.	6.150%	9/1/36	8,665	10,024
	Lockheed Martin Corp.	5.720%	6/1/40	6,110	6,738
	Lockheed Martin Corp.	4.070%	12/15/42	22,835	21,194
	Lockheed Martin Corp.	3.800%	3/1/45	8,739	7,714
	Lockheed Martin Corp.	4.700%	5/15/46	20,046	20,236
	Lockheed Martin Corp.	2.800%	6/15/50	3,355	2,506
	Lockheed Martin Corp.	4.090%	9/15/52	20,791	19,372
	Lockheed Martin Corp.	4.300%	6/15/62	7,205	6,778
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	17,000	16,696
	Norfolk Southern Corp.	3.850%	1/15/24	3,285	3,292
	Norfolk Southern Corp.	3.650%	8/1/25	2,323	2,305
	Norfolk Southern Corp.	2.900%	6/15/26	4,821	4,614
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,339
	Norfolk Southern Corp.	3.150%	6/1/27	10,432	9,939
	Norfolk Southern Corp.	3.800%	8/1/28	11,270	11,068
	Norfolk Southern Corp.	2.550%	11/1/29	11,336	10,152
	Norfolk Southern Corp.	2.300%	5/15/31	6,020	5,138
	Norfolk Southern Corp.	3.000%	3/15/32	8,589	7,752
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,566
	Norfolk Southern Corp.	4.837%	10/1/41	22,351	21,843
	Norfolk Southern Corp.	3.950%	10/1/42	1,768	1,546
	Norfolk Southern Corp.	4.450%	6/15/45	7,673	7,152
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	6,897
	Norfolk Southern Corp.	3.942%	11/1/47	3,876	3,365
	Norfolk Southern Corp.	4.150%	2/28/48	3,794	3,395
	Norfolk Southern Corp.	4.100%	5/15/49	5,780	5,108
	Norfolk Southern Corp.	3.400%	11/1/49	5,640	4,454
	Norfolk Southern Corp.	3.050%	5/15/50	11,343	8,338
	Norfolk Southern Corp.	4.050%	8/15/52	7,514	6,544
	Norfolk Southern Corp.	4.550%	6/1/53	6,630	6,261
	Norfolk Southern Corp.	3.155%	5/15/55	24,722	17,993
	Norfolk Southern Corp.	4.100%	5/15/21	9,317	7,059
	Northrop Grumman Corp.	3.250%	8/1/23	5,459	5,458
	Northrop Grumman Corp.	2.930%	1/15/25	11,120	10,887
	Northrop Grumman Corp.	3.200%	2/1/27	3,604	3,462
	Northrop Grumman Corp.	3.250%	1/15/28	35,719	33,934
	Northrop Grumman Corp.	4.400%	5/1/30	16,818	16,807
[3]	Northrop Grumman Corp.	7.750%	2/15/31	5,416	6,522
	Northrop Grumman Corp.	5.150%	5/1/40	23,489	23,800

59

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	5.050%	11/15/40	7,121	7,120
	Northrop Grumman Corp.	4.750%	6/1/43	15,265	14,633
	Northrop Grumman Corp.	3.850%	4/15/45	5,885	4,971
	Northrop Grumman Corp.	4.030%	10/15/47	28,781	25,549
	Northrop Grumman Corp.	5.250%	5/1/50	692	731
	nVent Finance Sarl	4.550%	4/15/28	7,211	6,963
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,872
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,112
	Otis Worldwide Corp.	2.056%	4/5/25	12,138	11,493
	Otis Worldwide Corp.	2.293%	4/5/27	7,635	6,926
	Otis Worldwide Corp.	2.565%	2/15/30	20,944	18,107
	Otis Worldwide Corp.	3.112%	2/15/40	14,708	11,404
	Otis Worldwide Corp.	3.362%	2/15/50	5,823	4,383
	PACCAR Financial Corp.	3.400%	8/9/23	6,446	6,453
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,875	4,724
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,265	4,069
[3]	PACCAR Financial Corp.	3.150%	6/13/24	2,000	1,991
[3]	PACCAR Financial Corp.	2.150%	8/15/24	6,239	6,074
[3]	PACCAR Financial Corp.	1.800%	2/6/25	7,626	7,293
	Parker-Hannifin Corp.	2.700%	6/14/24	10,259	10,027
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	15,556	15,339
	Parker-Hannifin Corp.	3.250%	3/1/27	21,844	20,847
	Parker-Hannifin Corp.	3.250%	6/14/29	9,585	8,765
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	5,869	5,467
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,998	5,467
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	6,348	5,674
	Parker-Hannifin Corp.	4.100%	3/1/47	8,522	7,247
	Parker-Hannifin Corp.	4.000%	6/14/49	12,593	10,655
	Pentair Finance Sarl	4.500%	7/1/29	4,406	4,205
	Precision Castparts Corp.	3.250%	6/15/25	15,380	15,325
	Precision Castparts Corp.	3.900%	1/15/43	6,090	5,393
	Precision Castparts Corp.	4.375%	6/15/45	4,187	3,996
	Raytheon Technologies Corp.	3.200%	3/15/24	13,973	13,936
	Raytheon Technologies Corp.	3.950%	8/16/25	25,738	25,846
	Raytheon Technologies Corp.	2.650%	11/1/26	3,263	3,116
	Raytheon Technologies Corp.	3.500%	3/15/27	12,629	12,342
	Raytheon Technologies Corp.	3.125%	5/4/27	10,069	9,634
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	3,715
	Raytheon Technologies Corp.	4.125%	11/16/28	42,597	42,083
	Raytheon Technologies Corp.	2.250%	7/1/30	6,903	5,951
	Raytheon Technologies Corp.	1.900%	9/1/31	14,992	12,280
	Raytheon Technologies Corp.	2.375%	3/15/32	13,640	11,555
	Raytheon Technologies Corp.	5.400%	5/1/35	10,810	11,461
	Raytheon Technologies Corp.	6.050%	6/1/36	13,673	15,432
	Raytheon Technologies Corp.	6.125%	7/15/38	6,313	7,105
	Raytheon Technologies Corp.	4.450%	11/16/38	12,889	12,400
	Raytheon Technologies Corp.	4.700%	12/15/41	8,705	8,347
	Raytheon Technologies Corp.	4.500%	6/1/42	41,965	39,983
	Raytheon Technologies Corp.	4.800%	12/15/43	13,756	13,506
	Raytheon Technologies Corp.	4.150%	5/15/45	16,954	15,065
	Raytheon Technologies Corp.	3.750%	11/1/46	15,416	13,110
	Raytheon Technologies Corp.	4.350%	4/15/47	16,422	15,178
	Raytheon Technologies Corp.	4.050%	5/4/47	18,079	16,048
	Raytheon Technologies Corp.	4.625%	11/16/48	3,327	3,242
	Raytheon Technologies Corp.	3.125%	7/1/50	8,249	6,323
	Raytheon Technologies Corp.	2.820%	9/1/51	18,345	13,101
	Raytheon Technologies Corp.	3.030%	3/15/52	24,545	18,368
	Republic Services Inc.	2.500%	8/15/24	8,503	8,237
	Republic Services Inc.	3.200%	3/15/25	8,513	8,366
	Republic Services Inc.	0.875%	11/15/25	1,693	1,527
	Republic Services Inc.	2.900%	7/1/26	7,432	7,096
	Republic Services Inc.	3.375%	11/15/27	2,495	2,383
	Republic Services Inc.	3.950%	5/15/28	4,320	4,245
	Republic Services Inc.	2.300%	3/1/30	8,642	7,403
	Republic Services Inc.	1.750%	2/15/32	12,025	9,464
	Republic Services Inc.	6.200%	3/1/40	6,498	7,195
	Republic Services Inc.	5.700%	5/15/41	8,787	9,371
	Republic Services Inc.	3.050%	3/1/50	4,003	2,976
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	1,940
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	3.500%	3/1/29	9,420	9,067
	Rockwell Automation Inc.	1.750%	8/15/31	1,545	1,264
	Rockwell Automation Inc.	4.200%	3/1/49	7,775	7,195
	Rockwell Automation Inc.	2.800%	8/15/61	2,955	1,936
[3]	Ryder System Inc.	3.750%	6/9/23	14,433	14,388
[3]	Ryder System Inc.	3.650%	3/18/24	14,648	14,525
[3]	Ryder System Inc.	2.500%	9/1/24	11,852	11,397
[3]	Ryder System Inc.	4.625%	6/1/25	11,170	11,239
[3]	Ryder System Inc.	1.750%	9/1/26	2,712	2,455
[3]	Ryder System Inc.	2.900%	12/1/26	5,429	5,058
[3]	Ryder System Inc.	2.850%	3/1/27	1,314	1,219
	Southwest Airlines Co.	5.250%	5/4/25	28,944	29,525
	Southwest Airlines Co.	3.000%	11/15/26	7,026	6,566
	Southwest Airlines Co.	5.125%	6/15/27	26,840	27,078
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,250
	Southwest Airlines Co.	2.625%	2/10/30	3,185	2,687
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	136	136
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,271	1,188
	Teledyne Technologies Inc.	0.650%	4/1/23	4,600	4,477
	Teledyne Technologies Inc.	0.950%	4/1/24	5,250	4,966
	Teledyne Technologies Inc.	1.600%	4/1/26	55	49
	Teledyne Technologies Inc.	2.250%	4/1/28	7,067	6,124
	Teledyne Technologies Inc.	2.750%	4/1/31	14,953	12,505
	Textron Inc.	4.300%	3/1/24	3,825	3,843
	Textron Inc.	3.875%	3/1/25	12,626	12,544
	Textron Inc.	4.000%	3/15/26	7,033	6,948
	Textron Inc.	3.650%	3/15/27	12,521	12,102
	Textron Inc.	3.375%	3/1/28	9,679	9,156
	Textron Inc.	3.900%	9/17/29	4,700	4,420
	Textron Inc.	2.450%	3/15/31	3,400	2,794
	Timken Co.	3.875%	9/1/24	1,180	1,168
	Timken Co.	4.500%	12/15/28	10,000	9,790
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,046
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,900	7,093
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	10,377	10,236
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,309
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,169	11,421
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,545	3,210
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,775	4,259
	Trimble Inc.	4.750%	12/1/24	7,956	7,989
	Trimble Inc.	4.900%	6/15/28	7,077	6,860
	Triton Container International Ltd.	3.250%	3/15/32	7,725	6,299
	Tyco Electronics Group SA	3.450%	8/1/24	5,850	5,830
	Tyco Electronics Group SA	3.700%	2/15/26	1,184	1,180
	Tyco Electronics Group SA	3.125%	8/15/27	14,946	14,346
	Tyco Electronics Group SA	2.500%	2/4/32	7,000	6,142
	Tyco Electronics Group SA	7.125%	10/1/37	8,248	10,275
	Union Pacific Corp.	3.500%	6/8/23	8,035	8,034
	Union Pacific Corp.	3.646%	2/15/24	9,205	9,217
	Union Pacific Corp.	3.150%	3/1/24	7,756	7,701
	Union Pacific Corp.	3.750%	3/15/24	4,136	4,145
	Union Pacific Corp.	3.250%	1/15/25	3,752	3,730
	Union Pacific Corp.	3.750%	7/15/25	19,563	19,575
	Union Pacific Corp.	3.250%	8/15/25	17,813	17,536
	Union Pacific Corp.	2.750%	3/1/26	17,354	16,653
	Union Pacific Corp.	2.150%	2/5/27	10,320	9,571
	Union Pacific Corp.	3.000%	4/15/27	2,001	1,922
	Union Pacific Corp.	3.950%	9/10/28	5,167	5,106
	Union Pacific Corp.	3.700%	3/1/29	3,482	3,386
	Union Pacific Corp.	2.400%	2/5/30	7,306	6,452
	Union Pacific Corp.	2.375%	5/20/31	6,238	5,399

60

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.800%	2/14/32	4,628	4,116
	Union Pacific Corp.	3.375%	2/1/35	10,138	9,070
	Union Pacific Corp.	2.891%	4/6/36	9,594	7,942
	Union Pacific Corp.	3.600%	9/15/37	15,620	13,967
	Union Pacific Corp.	3.200%	5/20/41	20,526	16,790
	Union Pacific Corp.	4.050%	11/15/45	4,044	3,558
	Union Pacific Corp.	4.050%	3/1/46	3,953	3,589
	Union Pacific Corp.	3.350%	8/15/46	7,414	5,927
	Union Pacific Corp.	4.000%	4/15/47	1,365	1,221
	Union Pacific Corp.	3.250%	2/5/50	15,263	11,997
	Union Pacific Corp.	3.799%	10/1/51	63	54
	Union Pacific Corp.	2.950%	3/10/52	14,043	10,381
	Union Pacific Corp.	3.500%	2/14/53	6,575	5,373
	Union Pacific Corp.	3.875%	2/1/55	6,055	5,193
	Union Pacific Corp.	3.950%	8/15/59	6,387	5,448
	Union Pacific Corp.	3.839%	3/20/60	22,524	18,826
	Union Pacific Corp.	3.550%	5/20/61	5,464	4,311
	Union Pacific Corp.	2.973%	9/16/62	24,955	17,247
	Union Pacific Corp.	4.100%	9/15/67	2,541	2,164
	Union Pacific Corp.	3.750%	2/5/70	6,245	4,970
	Union Pacific Corp.	3.799%	4/6/71	24,369	19,558
	Union Pacific Corp.	3.850%	2/14/72	4,369	3,591
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	425	451
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,396	4,258
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,727	1,641
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,824	2,638
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	937	880
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	2,940	2,914
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,638	2,259
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,153	1,787
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	33,357	32,783
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,283	3,021
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	23,231	20,896
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,906	3,533
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,012	5,600
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,642	4,746
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	8,956	8,475
	United Parcel Service Inc.	2.200%	9/1/24	3,238	3,160
	United Parcel Service Inc.	2.800%	11/15/24	20,820	20,568
	United Parcel Service Inc.	3.900%	4/1/25	9,130	9,205
	United Parcel Service Inc.	2.400%	11/15/26	8,739	8,303
	United Parcel Service Inc.	3.050%	11/15/27	8,915	8,677
	United Parcel Service Inc.	3.400%	3/15/29	10,656	10,276
	United Parcel Service Inc.	2.500%	9/1/29	7,175	6,516
	United Parcel Service Inc.	4.450%	4/1/30	2,757	2,820
	United Parcel Service Inc.	6.200%	1/15/38	9,250	10,776
	United Parcel Service Inc.	5.200%	4/1/40	16,344	17,288
	United Parcel Service Inc.	4.875%	11/15/40	7,441	7,577
	United Parcel Service Inc.	3.625%	10/1/42	11,230	9,750
	United Parcel Service Inc.	3.400%	11/15/46	5,050	4,191
	United Parcel Service Inc.	3.750%	11/15/47	12,703	11,329
	United Parcel Service Inc.	4.250%	3/15/49	12,838	12,292
	United Parcel Service Inc.	3.400%	9/1/49	5,195	4,377
	United Parcel Service Inc.	5.300%	4/1/50	14,690	16,142
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,260
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	638	629
	Valmont Industries Inc.	5.000%	10/1/44	6,000	5,539
	Valmont Industries Inc.	5.250%	10/1/54	4,975	4,780
	Vontier Corp.	1.800%	4/1/26	5,996	5,249
	Vontier Corp.	2.400%	4/1/28	6,540	5,392
	Vontier Corp.	2.950%	4/1/31	8,608	6,708
	Waste Connections Inc.	4.250%	12/1/28	2,676	2,640
	Waste Connections Inc.	3.500%	5/1/29	11,371	10,697
	Waste Connections Inc.	2.600%	2/1/30	8,098	7,083
	Waste Connections Inc.	2.200%	1/15/32	9,380	7,691
	Waste Connections Inc.	3.050%	4/1/50	4,740	3,492
	Waste Connections Inc.	2.950%	1/15/52	8,870	6,355
	Waste Management Inc.	0.750%	11/15/25	3,281	2,984
	Waste Management Inc.	3.150%	11/15/27	16,382	15,727
	Waste Management Inc.	2.000%	6/1/29	2,498	2,164
	Waste Management Inc.	1.500%	3/15/31	18,075	14,394
	Waste Management Inc.	2.950%	6/1/41	9,602	7,492
	Waste Management Inc.	2.500%	11/15/50	9,573	6,506
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	12,727	12,700
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,998	5,727
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	11,022
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,100	12,598
	WW Grainger Inc.	1.850%	2/15/25	7,475	7,115
	WW Grainger Inc.	3.750%	5/15/46	5,728	4,856
	WW Grainger Inc.	4.200%	5/15/47	4,330	3,959
	Xylem Inc.	3.250%	11/1/26	4,492	4,335
	Xylem Inc.	1.950%	1/30/28	8,900	7,860
	Xylem Inc.	2.250%	1/30/31	6,625	5,516
	Xylem Inc.	4.375%	11/1/46	5,300	4,808
					5,471,496
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,775	7,756
	Air Products and Chemicals Inc.	1.500%	10/15/25	786	740
	Air Products and Chemicals Inc.	1.850%	5/15/27	6,978	6,355
	Air Products and Chemicals Inc.	2.050%	5/15/30	9,690	8,385
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,998	8,746
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,240	8,483
	Albemarle Corp.	4.650%	6/1/27	5,500	5,414
	Albemarle Corp.	5.050%	6/1/32	6,500	6,347
	Albemarle Corp.	5.450%	12/1/44	7,410	7,147
	Albemarle Corp.	5.650%	6/1/52	6,500	6,495
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,970	4,912
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,641
	Amcor Flexibles North America Inc.	2.630%	6/19/30	8,678	7,121
	Amcor Flexibles North America Inc.	2.690%	5/25/31	8,787	7,171
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,985	8,486
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,400	6,973
	ArcelorMittal SA	4.550%	3/11/26	5,140	5,067
	ArcelorMittal SA	4.250%	7/16/29	6,063	5,750
	ArcelorMittal SA	7.000%	10/15/39	10,145	10,334
	ArcelorMittal SA	6.750%	3/1/41	7,451	7,359
	Barrick Gold Corp.	6.450%	10/15/35	2,975	3,299
	Barrick Gold Corp.	5.250%	4/1/42	9,583	9,443
	Barrick North America Finance LLC	5.700%	5/30/41	11,706	12,115
	Barrick North America Finance LLC	5.750%	5/1/43	12,064	12,579
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	13,675	14,508
	Berry Global Inc.	0.950%	2/15/24	5,976	5,661
	Berry Global Inc.	1.570%	1/15/26	16,585	14,807
	Berry Global Inc.	1.650%	1/15/27	23,879	20,769
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,943	4,978

61

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	623
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	13,666	12,703
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	33,645	34,620
	Cabot Corp.	4.000%	7/1/29	5,388	4,984
	Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,199
	Carlisle Cos. Inc.	3.750%	12/1/27	6,762	6,428
	Carlisle Cos. Inc.	2.750%	3/1/30	11,594	9,739
	Celanese US Holdings LLC	3.500%	5/8/24	4,104	4,049
	Celanese US Holdings LLC	1.400%	8/5/26	5,312	4,566
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,800	1,791
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,465	5,038
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,225	8,514
	CF Industries Inc.	5.150%	3/15/34	10,955	10,708
	CF Industries Inc.	4.950%	6/1/43	10,190	9,146
	CF Industries Inc.	5.375%	3/15/44	10,323	9,627
	Dow Chemical Co.	4.550%	11/30/25	459	467
	Dow Chemical Co.	4.800%	11/30/28	3,794	3,809
	Dow Chemical Co.	7.375%	11/1/29	3,740	4,318
	Dow Chemical Co.	2.100%	11/15/30	10,160	8,370
	Dow Chemical Co.	4.250%	10/1/34	11,993	11,368
	Dow Chemical Co.	9.400%	5/15/39	10,645	15,166
	Dow Chemical Co.	5.250%	11/15/41	13,462	13,328
	Dow Chemical Co.	4.375%	11/15/42	14,411	12,690
	Dow Chemical Co.	4.625%	10/1/44	6,042	5,472
	Dow Chemical Co.	5.550%	11/30/48	14,435	14,604
	Dow Chemical Co.	4.800%	5/15/49	11,775	10,773
	Dow Chemical Co.	3.600%	11/15/50	10,725	8,188
	DuPont de Nemours Inc.	4.205%	11/15/23	34,015	34,220
	DuPont de Nemours Inc.	4.493%	11/15/25	27,168	27,358
	DuPont de Nemours Inc.	4.725%	11/15/28	25,355	25,457
	DuPont de Nemours Inc.	5.319%	11/15/38	16,562	16,387
	DuPont de Nemours Inc.	5.419%	11/15/48	26,083	25,926
	Eastman Chemical Co.	3.800%	3/15/25	8,136	8,041
	Eastman Chemical Co.	4.500%	12/1/28	1,579	1,549
	Eastman Chemical Co.	4.800%	9/1/42	9,589	8,641
	Eastman Chemical Co.	4.650%	10/15/44	10,923	9,474
	Ecolab Inc.	0.900%	12/15/23	6,200	6,014
	Ecolab Inc.	2.700%	11/1/26	13,189	12,659
	Ecolab Inc.	1.650%	2/1/27	3,060	2,799
	Ecolab Inc.	3.250%	12/1/27	4,527	4,413
	Ecolab Inc.	4.800%	3/24/30	6,790	7,037
	Ecolab Inc.	1.300%	1/30/31	4,270	3,423
	Ecolab Inc.	2.125%	2/1/32	8,843	7,465
	Ecolab Inc.	2.125%	8/15/50	5,475	3,497
	Ecolab Inc.	2.700%	12/15/51	10,685	7,634
	Ecolab Inc.	2.750%	8/18/55	13,848	9,693
	EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	7,697
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	5,672
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,945	3,905
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	10,552	10,451
	FMC Corp.	4.100%	2/1/24	11,210	11,220
	FMC Corp.	3.200%	10/1/26	4,836	4,602
	FMC Corp.	3.450%	10/1/29	8,217	7,465
	FMC Corp.	4.500%	10/1/49	4,661	3,990
	Freeport-McMoRan Inc.	4.550%	11/14/24	2,517	2,505
	Freeport-McMoRan Inc.	5.000%	9/1/27	5,949	5,903
	Freeport-McMoRan Inc.	4.125%	3/1/28	9,100	8,446
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,907	9,301
	Freeport-McMoRan Inc.	5.250%	9/1/29	8,000	7,641
	Freeport-McMoRan Inc.	4.250%	3/1/30	8,285	7,597
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,146	8,482
	Freeport-McMoRan Inc.	5.400%	11/14/34	10,347	10,101
	Freeport-McMoRan Inc.	5.450%	3/15/43	23,110	21,380
	Georgia-Pacific LLC	8.000%	1/15/24	9,960	10,553
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,816
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	4,635
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,360
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,661
	Georgia-Pacific LLC	7.750%	11/15/29	4,989	6,003
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,249
	Georgia-Pacific LLC	8.875%	5/15/31	5,293	6,882
	Huntsman International LLC	4.500%	5/1/29	9,553	8,988
	Huntsman International LLC	2.950%	6/15/31	4,994	4,148
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,012	2,944
	International Flavors & Fragrances Inc.	4.375%	6/1/47	6,565	5,615
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,132	9,467
	International Paper Co.	5.000%	9/15/35	6,272	6,321
	International Paper Co.	7.300%	11/15/39	7,536	8,795
	International Paper Co.	6.000%	11/15/41	9,193	9,548
	International Paper Co.	4.800%	6/15/44	15,659	14,477
	International Paper Co.	4.350%	8/15/48	6,825	6,046
	Kinross Gold Corp.	5.950%	3/15/24	5,344	5,470
	Kinross Gold Corp.	4.500%	7/15/27	405	395
	Linde Inc.	2.650%	2/5/25	9,925	9,758
	Linde Inc.	3.200%	1/30/26	7,185	7,149
	Linde Inc.	1.100%	8/10/30	9,325	7,470
	Linde Inc.	3.550%	11/7/42	3,055	2,640
	Linde Inc.	2.000%	8/10/50	4,800	3,011
	Lubrizol Corp.	6.500%	10/1/34	5,163	6,111
	LYB International Finance BV	4.000%	7/15/23	3,893	3,889
	LYB International Finance BV	5.250%	7/15/43	3,942	3,682
	LYB International Finance BV	4.875%	3/15/44	13,302	12,005
	LYB International Finance III LLC	1.250%	10/1/25	3,982	3,603
	LYB International Finance III LLC	2.250%	10/1/30	6,007	4,953
	LYB International Finance III LLC	3.375%	10/1/40	1,378	1,056
	LYB International Finance III LLC	4.200%	10/15/49	7,802	6,339
	LYB International Finance III LLC	4.200%	5/1/50	19,820	16,116
	LYB International Finance III LLC	3.625%	4/1/51	18,195	13,454
	LYB International Finance III LLC	3.800%	10/1/60	8,305	5,887
	LyondellBasell Industries NV	5.750%	4/15/24	6,233	6,375
	LyondellBasell Industries NV	4.625%	2/26/55	10,942	9,354
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,803	1,742
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,010
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,515	6,206
	Martin Marietta Materials Inc.	3.500%	12/15/27	10,250	9,686
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	6,613	5,575
	Martin Marietta Materials Inc.	2.400%	7/15/31	7,700	6,290
	Martin Marietta Materials Inc.	4.250%	12/15/47	10,025	8,350
	Martin Marietta Materials Inc.	3.200%	7/15/51	11,229	7,942
	Mosaic Co.	4.250%	11/15/23	19,977	20,105
	Mosaic Co.	4.050%	11/15/27	8,143	7,961
	Mosaic Co.	5.450%	11/15/33	8,869	9,193
	Mosaic Co.	4.875%	11/15/41	5,288	4,812
	Mosaic Co.	5.625%	11/15/43	4,761	4,892
	NewMarket Corp.	2.700%	3/18/31	5,500	4,530
	Newmont Corp.	2.800%	10/1/29	7,892	6,978
	Newmont Corp.	2.250%	10/1/30	17,179	14,289
	Newmont Corp.	2.600%	7/15/32	13,925	11,489
[3]	Newmont Corp.	5.875%	4/1/35	4,179	4,407
	Newmont Corp.	6.250%	10/1/39	15,436	16,958
	Newmont Corp.	4.875%	3/15/42	14,032	13,439
	Newmont Corp.	5.450%	6/9/44	6,113	6,150
	Nucor Corp.	3.950%	5/23/25	2,600	2,591
	Nucor Corp.	2.000%	6/1/25	5,233	4,925
	Nucor Corp.	4.300%	5/23/27	3,300	3,287
	Nucor Corp.	3.950%	5/1/28	1,227	1,190
	Nucor Corp.	2.700%	6/1/30	3,300	2,860
	Nucor Corp.	3.125%	4/1/32	6,520	5,683
	Nucor Corp.	2.979%	12/15/55	25,516	17,254
	Nutrien Ltd.	3.000%	4/1/25	8,821	8,606
	Nutrien Ltd.	4.000%	12/15/26	7,376	7,368
	Nutrien Ltd.	2.950%	5/13/30	11,675	10,398
	Nutrien Ltd.	4.125%	3/15/35	6,885	6,380
	Nutrien Ltd.	5.875%	12/1/36	1,425	1,576
	Nutrien Ltd.	5.625%	12/1/40	4,663	4,863

62

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	4.900%	6/1/43	7,290	7,026
	Nutrien Ltd.	5.250%	1/15/45	19,955	19,901
	Nutrien Ltd.	5.000%	4/1/49	7,235	7,189
	Packaging Corp. of America	3.650%	9/15/24	5,482	5,436
	Packaging Corp. of America	3.400%	12/15/27	4,882	4,693
	Packaging Corp. of America	3.000%	12/15/29	12,851	11,525
	Packaging Corp. of America	4.050%	12/15/49	3,410	2,821
	Packaging Corp. of America	3.050%	10/1/51	9,270	6,559
	PPG Industries Inc.	2.400%	8/15/24	15,023	14,609
	PPG Industries Inc.	1.200%	3/15/26	9,966	8,930
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,143
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,364
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	7,220
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,140	1,358
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,404	10,310
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	9,990	11,493
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,516	15,120
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,332	16,168
	Rio Tinto Finance USA plc	4.750%	3/22/42	8,768	8,731
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,301	9,496
	Rohm & Haas Co.	7.850%	7/15/29	5,862	6,971
	RPM International Inc.	3.750%	3/15/27	5,532	5,308
	RPM International Inc.	4.550%	3/1/29	5,453	5,275
	RPM International Inc.	2.950%	1/15/32	4,724	3,916
	RPM International Inc.	5.250%	6/1/45	3,952	3,672
	RPM International Inc.	4.250%	1/15/48	9,565	8,122
	Sherwin-Williams Co.	3.125%	6/1/24	22,894	22,711
	Sherwin-Williams Co.	3.450%	8/1/25	10,638	10,444
	Sherwin-Williams Co.	3.950%	1/15/26	9,501	9,436
	Sherwin-Williams Co.	3.450%	6/1/27	18,873	18,012
	Sherwin-Williams Co.	2.950%	8/15/29	26,442	23,681
	Sherwin-Williams Co.	2.300%	5/15/30	3,581	3,019
	Sherwin-Williams Co.	2.200%	3/15/32	7,550	6,094
	Sherwin-Williams Co.	4.000%	12/15/42	2,275	1,862
	Sherwin-Williams Co.	4.550%	8/1/45	4,804	4,204
	Sherwin-Williams Co.	4.500%	6/1/47	8,898	7,864
	Sherwin-Williams Co.	3.800%	8/15/49	7,448	5,960
	Sherwin-Williams Co.	3.300%	5/15/50	9,015	6,681
	Sherwin-Williams Co.	2.900%	3/15/52	6,625	4,528
	Sonoco Products Co.	2.250%	2/1/27	55	49
	Sonoco Products Co.	3.125%	5/1/30	6,011	5,257
	Southern Copper Corp.	3.875%	4/23/25	2,814	2,783
	Southern Copper Corp.	7.500%	7/27/35	10,123	11,979
	Southern Copper Corp.	6.750%	4/16/40	13,114	14,777
	Southern Copper Corp.	5.250%	11/8/42	21,785	21,184
	Southern Copper Corp.	5.875%	4/23/45	21,037	21,806
	Steel Dynamics Inc.	2.800%	12/15/24	4,342	4,210
	Steel Dynamics Inc.	2.400%	6/15/25	3,935	3,726
	Steel Dynamics Inc.	5.000%	12/15/26	670	663
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,178
	Steel Dynamics Inc.	3.450%	4/15/30	11,736	10,452
	Steel Dynamics Inc.	3.250%	1/15/31	7,004	6,091
	Steel Dynamics Inc.	3.250%	10/15/50	6,465	4,473
	Suzano Austria GmbH	6.000%	1/15/29	29,341	28,950
	Suzano Austria GmbH	5.000%	1/15/30	11,807	10,733
	Suzano Austria GmbH	3.750%	1/15/31	12,555	10,141
[3]	Suzano Austria GmbH	3.125%	1/15/32	21,289	16,060
	Teck Resources Ltd.	3.900%	7/15/30	6,450	5,932
	Teck Resources Ltd.	6.000%	8/15/40	4,996	4,978
	Teck Resources Ltd.	5.200%	3/1/42	755	687
	Teck Resources Ltd.	5.400%	2/1/43	1,525	1,427
	Vale Overseas Ltd.	6.250%	8/10/26	4,238	4,428
	Vale Overseas Ltd.	3.750%	7/8/30	20,805	18,202
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	5,323
	Vale Overseas Ltd.	6.875%	11/21/36	25,021	26,817
	Vale Overseas Ltd.	6.875%	11/10/39	17,394	18,500
	Vale SA	5.625%	9/11/42	8,678	8,088
	Vulcan Materials Co.	4.500%	4/1/25	7,223	7,323
	Vulcan Materials Co.	3.900%	4/1/27	3,234	3,182
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vulcan Materials Co.	3.500%	6/1/30	11,121	10,023
Vulcan Materials Co.	4.500%	6/15/47	12,009	10,688
Westlake Corp.	3.600%	8/15/26	14,525	14,142
Westlake Corp.	2.875%	8/15/41	4,500	3,187
Westlake Corp.	5.000%	8/15/46	18,118	17,124
Westlake Corp.	4.375%	11/15/47	1,435	1,234
Westlake Corp.	3.125%	8/15/51	7,942	5,538
Westlake Corp.	3.375%	8/15/61	5,975	4,036
WestRock MWV LLC	8.200%	1/15/30	4,734	5,612
WestRock MWV LLC	7.950%	2/15/31	3,931	4,631
WRKCo Inc.	3.000%	9/15/24	5,540	5,406
WRKCo Inc.	3.750%	3/15/25	14,740	14,586
WRKCo Inc.	4.650%	3/15/26	17,140	17,238
WRKCo Inc.	3.375%	9/15/27	17,625	16,710
WRKCo Inc.	4.000%	3/15/28	9,262	9,087
WRKCo Inc.	3.900%	6/1/28	4,453	4,299
WRKCo Inc.	4.900%	3/15/29	17,973	18,075
WRKCo Inc.	4.200%	6/1/32	3,300	3,122
WRKCo Inc.	3.000%	6/15/33	6,654	5,606
Yamana Gold Inc.	2.630%	8/15/31	4,280	3,440
				2,111,419
Real Estate (1.1%)
Agree LP	2.000%	6/15/28	7,915	6,747
Agree LP	2.600%	6/15/33	5,183	4,093
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,848	23,448
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,832	2,837
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	15,404	15,119
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,177	4,121
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,975	5,786
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,535	3,443
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,972	5,223
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,849	7,732
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	10,095	10,009
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,226	10,790
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,717	4,515
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,875	10,437
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	7,034	5,848
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,276	5,868
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,985	6,612
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,202	3,523
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	10,030	7,559
American Assets Trust LP	3.375%	2/1/31	6,371	5,427
American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,052	2,047
American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,879	4,898
American Campus Communities Operating Partnership LP	3.300%	7/15/26	8,070	7,883
American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,994	5,894
American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,265	4,992
American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,450	3,393
American Homes 4 Rent LP	4.250%	2/15/28	7,541	7,198
American Homes 4 Rent LP	4.900%	2/15/29	7,835	7,646
American Homes 4 Rent LP	3.375%	7/15/51	1,979	1,359
American Tower Corp.	0.600%	1/15/24	3,753	3,560
American Tower Corp.	5.000%	2/15/24	14,305	14,482
American Tower Corp.	3.375%	5/15/24	11,305	11,136
American Tower Corp.	2.950%	1/15/25	5,487	5,297
American Tower Corp.	2.400%	3/15/25	9,168	8,663
American Tower Corp.	4.000%	6/1/25	17,015	16,830
American Tower Corp.	1.300%	9/15/25	9,450	8,545
American Tower Corp.	1.600%	4/15/26	7,518	6,737
American Tower Corp.	1.450%	9/15/26	8,825	7,721
American Tower Corp.	3.375%	10/15/26	22,156	20,950
American Tower Corp.	2.750%	1/15/27	1,036	947
American Tower Corp.	3.125%	1/15/27	10,695	9,917

63

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.650%	3/15/27	8,104	7,711
	American Tower Corp.	3.550%	7/15/27	9,408	8,833
	American Tower Corp.	3.600%	1/15/28	3,165	2,942
	American Tower Corp.	1.500%	1/31/28	9,592	7,974
	American Tower Corp.	3.950%	3/15/29	11,668	10,866
	American Tower Corp.	3.800%	8/15/29	22,248	20,428
	American Tower Corp.	2.900%	1/15/30	13,208	11,280
	American Tower Corp.	2.100%	6/15/30	10,499	8,389
	American Tower Corp.	1.875%	10/15/30	10,418	8,113
	American Tower Corp.	2.700%	4/15/31	7,171	5,905
	American Tower Corp.	2.300%	9/15/31	8,731	6,917
	American Tower Corp.	4.050%	3/15/32	8,100	7,379
	American Tower Corp.	3.700%	10/15/49	7,627	5,753
	American Tower Corp.	3.100%	6/15/50	2,829	1,956
	American Tower Corp.	2.950%	1/15/51	9,933	6,684
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,226
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	2,002	2,010
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,775	3,728
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	10,745	10,573
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	6,892	6,695
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	4,462	4,256
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	6,325	6,002
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	13,016	12,457
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	5,249	4,952
	AvalonBay Communities Inc.	1.900%	12/1/28	2,410	2,096
[3]	AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,175
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	5,613
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	3,106	2,682
	AvalonBay Communities Inc.	2.050%	1/15/32	9,700	8,035
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	4,825	4,179
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	959	859
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	4,024
	Boston Properties LP	3.125%	9/1/23	5,289	5,242
	Boston Properties LP	3.800%	2/1/24	4,817	4,797
	Boston Properties LP	3.200%	1/15/25	9,849	9,603
	Boston Properties LP	3.650%	2/1/26	8,945	8,685
	Boston Properties LP	2.750%	10/1/26	20,572	19,167
	Boston Properties LP	4.500%	12/1/28	2,066	2,007
	Boston Properties LP	3.400%	6/21/29	5,949	5,323
	Boston Properties LP	2.900%	3/15/30	19,630	16,594
	Boston Properties LP	3.250%	1/30/31	11,952	10,247
	Boston Properties LP	2.550%	4/1/32	7,683	6,093
	Boston Properties LP	2.450%	10/1/33	1,964	1,504
	Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	24,670
	Brixmor Operating Partnership LP	3.850%	2/1/25	21,570	21,237
	Brixmor Operating Partnership LP	4.125%	6/15/26	5,815	5,689
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,470
	Brixmor Operating Partnership LP	2.250%	4/1/28	14,951	12,827
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,453	7,866
	Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	10,592
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	7,851
	Broadstone Net Lease LLC	2.600%	9/15/31	4,787	3,894
	Camden Property Trust	4.100%	10/15/28	10,795	10,608
	Camden Property Trust	3.150%	7/1/29	11,434	10,440
	Camden Property Trust	2.800%	5/15/30	15,780	13,929
	Camden Property Trust	3.350%	11/1/49	2,538	1,985
	CBRE Services Inc.	4.875%	3/1/26	14,015	14,148
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,031
	Corporate Office Properties LP	2.250%	3/15/26	2,463	2,232
	Corporate Office Properties LP	2.750%	4/15/31	4,234	3,435
	Corporate Office Properties LP	2.900%	12/1/33	7,619	5,908
	Crown Castle International Corp.	3.150%	7/15/23	8,053	7,963
	Crown Castle International Corp.	3.200%	9/1/24	9,711	9,512
	Crown Castle International Corp.	1.350%	7/15/25	5,680	5,189
	Crown Castle International Corp.	4.450%	2/15/26	13,356	13,230
	Crown Castle International Corp.	3.700%	6/15/26	18,795	18,155
	Crown Castle International Corp.	4.000%	3/1/27	9,363	9,085
	Crown Castle International Corp.	2.900%	3/15/27	3,720	3,442
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle International Corp.	3.650%	9/1/27	15,764	14,911
Crown Castle International Corp.	3.800%	2/15/28	28,398	26,811
Crown Castle International Corp.	4.300%	2/15/29	4,790	4,599
Crown Castle International Corp.	3.100%	11/15/29	10,050	8,857
Crown Castle International Corp.	3.300%	7/1/30	11,159	9,847
Crown Castle International Corp.	2.250%	1/15/31	15,752	12,784
Crown Castle International Corp.	2.100%	4/1/31	13,154	10,442
Crown Castle International Corp.	2.500%	7/15/31	10,290	8,448
Crown Castle International Corp.	2.900%	4/1/41	10,215	7,397
Crown Castle International Corp.	4.750%	5/15/47	3,889	3,507
Crown Castle International Corp.	5.200%	2/15/49	11,650	11,191
Crown Castle International Corp.	4.000%	11/15/49	4,396	3,555
Crown Castle International Corp.	4.150%	7/1/50	5,998	4,958
Crown Castle International Corp.	3.250%	1/15/51	11,199	8,049
CubeSmart LP	4.000%	11/15/25	2,900	2,862
CubeSmart LP	3.125%	9/1/26	3,075	2,922
CubeSmart LP	2.250%	12/15/28	4,730	4,039
CubeSmart LP	4.375%	2/15/29	5,150	4,966
CubeSmart LP	3.000%	2/15/30	4,119	3,621
CubeSmart LP	2.500%	2/15/32	9,848	7,999
Digital Realty Trust LP	3.700%	8/15/27	8,047	7,665
Digital Realty Trust LP	4.450%	7/15/28	22,760	22,083
Digital Realty Trust LP	3.600%	7/1/29	36,003	32,623
Duke Realty LP	3.250%	6/30/26	6,284	6,046
Duke Realty LP	3.375%	12/15/27	6,870	6,503
Duke Realty LP	4.000%	9/15/28	3,875	3,759
Duke Realty LP	2.875%	11/15/29	2,654	2,388
Duke Realty LP	1.750%	7/1/30	6,506	5,311
Duke Realty LP	1.750%	2/1/31	2,300	1,868
Duke Realty LP	3.050%	3/1/50	6,895	5,092
EPR Properties	4.500%	4/1/25	1,626	1,575
EPR Properties	4.500%	6/1/27	8,083	7,312
EPR Properties	3.750%	8/15/29	6,415	5,338
EPR Properties	3.600%	11/15/31	2,560	2,026
Equinix Inc.	2.625%	11/18/24	14,281	13,713
Equinix Inc.	1.250%	7/15/25	4,740	4,308
Equinix Inc.	1.000%	9/15/25	5,085	4,560
Equinix Inc.	1.450%	5/15/26	4,601	4,093
Equinix Inc.	2.900%	11/18/26	14,116	13,108
Equinix Inc.	1.800%	7/15/27	10,250	8,896
Equinix Inc.	1.550%	3/15/28	4,762	4,005
Equinix Inc.	2.000%	5/15/28	3,000	2,576
Equinix Inc.	3.200%	11/18/29	15,949	14,181
Equinix Inc.	2.150%	7/15/30	17,244	14,003
Equinix Inc.	2.500%	5/15/31	10,935	8,862
Equinix Inc.	3.000%	7/15/50	9,843	6,731
Equinix Inc.	2.950%	9/15/51	3,665	2,469
Equinix Inc.	3.400%	2/15/52	6,495	4,814
ERP Operating LP	3.375%	6/1/25	3,010	2,944
ERP Operating LP	2.850%	11/1/26	13,673	12,958
ERP Operating LP	3.250%	8/1/27	3,941	3,728
ERP Operating LP	3.500%	3/1/28	14,317	13,623
ERP Operating LP	4.150%	12/1/28	5,643	5,524
ERP Operating LP	3.000%	7/1/29	5,990	5,430
ERP Operating LP	2.500%	2/15/30	7,354	6,426
ERP Operating LP	1.850%	8/1/31	1,525	1,251
ERP Operating LP	4.500%	7/1/44	9,595	9,128
ERP Operating LP	4.500%	6/1/45	2,575	2,402
ERP Operating LP	4.000%	8/1/47	4,626	4,029
Essential Properties LP	2.950%	7/15/31	4,790	3,757
Essex Portfolio LP	3.250%	5/1/23	3,905	3,882
Essex Portfolio LP	3.875%	5/1/24	600	598
Essex Portfolio LP	3.500%	4/1/25	15,115	14,824
Essex Portfolio LP	3.375%	4/15/26	11,809	11,409
Essex Portfolio LP	3.625%	5/1/27	400	387
Essex Portfolio LP	1.700%	3/1/28	7,825	6,715
Essex Portfolio LP	4.000%	3/1/29	10,850	10,362
Essex Portfolio LP	3.000%	1/15/30	13,815	12,227
Essex Portfolio LP	1.650%	1/15/31	3,250	2,534

64

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	2.550%	6/15/31	1,510	1,262
	Essex Portfolio LP	2.650%	3/15/32	6,602	5,463
	Essex Portfolio LP	4.500%	3/15/48	7,390	6,636
	Extra Space Storage LP	2.550%	6/1/31	5,720	4,704
	Extra Space Storage LP	2.350%	3/15/32	4,128	3,286
	Federal Realty OP LP	2.750%	6/1/23	5,237	5,204
	Federal Realty OP LP	3.950%	1/15/24	2,157	2,151
	Federal Realty OP LP	1.250%	2/15/26	250	224
	Federal Realty OP LP	3.250%	7/15/27	6,100	5,733
	Federal Realty OP LP	3.200%	6/15/29	6,435	5,791
	Federal Realty OP LP	3.500%	6/1/30	2,000	1,811
	Federal Realty OP LP	4.500%	12/1/44	14,908	13,261
	GLP Capital LP	5.375%	11/1/23	5,965	5,943
	GLP Capital LP	3.350%	9/1/24	7,248	6,963
	GLP Capital LP	5.250%	6/1/25	11,476	11,274
	GLP Capital LP	5.375%	4/15/26	14,214	13,910
	GLP Capital LP	5.750%	6/1/28	3,821	3,731
	GLP Capital LP	5.300%	1/15/29	10,699	10,187
	GLP Capital LP	4.000%	1/15/30	10,159	8,925
	GLP Capital LP	4.000%	1/15/31	11,745	10,182
	GLP Capital LP	3.250%	1/15/32	4,215	3,384
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,423	4,138
	Healthcare Realty Trust Inc.	2.400%	3/15/30	6,997	5,816
	Healthcare Realty Trust Inc.	2.050%	3/15/31	3,392	2,660
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	10,909	10,374
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	8,342	7,911
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	4,084	3,517
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,720	9,867
	Healthpeak Properties Inc.	3.400%	2/1/25	3,437	3,378
	Healthpeak Properties Inc.	4.000%	6/1/25	671	667
	Healthpeak Properties Inc.	3.250%	7/15/26	18,266	17,526
	Healthpeak Properties Inc.	2.125%	12/1/28	2,673	2,309
	Healthpeak Properties Inc.	3.500%	7/15/29	12,092	11,144
	Healthpeak Properties Inc.	3.000%	1/15/30	17,742	15,652
	Healthpeak Properties Inc.	2.875%	1/15/31	5,291	4,558
	Healthpeak Properties Inc.	6.750%	2/1/41	1,860	2,110
	Highwoods Realty LP	3.875%	3/1/27	6,453	6,221
	Highwoods Realty LP	4.125%	3/15/28	3,288	3,144
	Highwoods Realty LP	4.200%	4/15/29	4,747	4,440
	Highwoods Realty LP	3.050%	2/15/30	5,750	4,978
	Highwoods Realty LP	2.600%	2/1/31	10,493	8,642
	Host Hotels & Resorts LP	3.875%	4/1/24	4,850	4,810
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,657
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	1,920
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	12,190	10,295
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	13,475	11,497
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,099	4,047
	Hudson Pacific Properties LP	3.950%	11/1/27	6,890	6,565
	Hudson Pacific Properties LP	4.650%	4/1/29	4,375	4,215
	Hudson Pacific Properties LP	3.250%	1/15/30	3,755	3,266
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,917	3,786
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,125	7,373
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	7,147
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,050
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,421
	Kilroy Realty LP	4.375%	10/1/25	5,180	5,104
	Kilroy Realty LP	4.750%	12/15/28	4,624	4,534
	Kilroy Realty LP	4.250%	8/15/29	1,858	1,750
	Kilroy Realty LP	3.050%	2/15/30	7,140	6,089
	Kilroy Realty LP	2.500%	11/15/32	3,089	2,412
	Kilroy Realty LP	2.650%	11/15/33	13,100	10,160
	Kimco Realty Corp.	3.375%	10/15/22	1,275	1,275
	Kimco Realty Corp.	3.500%	4/15/23	5,250	5,236
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty Corp.	4.450%	1/15/24	1,175	1,175
Kimco Realty Corp.	2.700%	3/1/24	1,340	1,314
Kimco Realty Corp.	3.300%	2/1/25	3,438	3,366
Kimco Realty Corp.	3.850%	6/1/25	600	591
Kimco Realty Corp.	2.800%	10/1/26	5,988	5,608
Kimco Realty Corp.	3.800%	4/1/27	5,605	5,415
Kimco Realty Corp.	1.900%	3/1/28	11,650	10,085
Kimco Realty Corp.	2.700%	10/1/30	5,874	5,058
Kimco Realty Corp.	2.250%	12/1/31	4,029	3,258
Kimco Realty Corp.	3.200%	4/1/32	7,425	6,488
Kimco Realty Corp.	4.250%	4/1/45	940	791
Kimco Realty Corp.	4.125%	12/1/46	635	523
Kimco Realty Corp.	4.450%	9/1/47	5,825	5,075
Kimco Realty Corp.	3.700%	10/1/49	2,375	1,844
Kite Realty Group LP	4.000%	10/1/26	8,575	8,208
Kite Realty Group Trust	4.750%	9/15/30	4,665	4,341
Life Storage LP	3.500%	7/1/26	18,900	18,068
Life Storage LP	3.875%	12/15/27	1,000	954
Life Storage LP	2.200%	10/15/30	3,050	2,447
Life Storage LP	2.400%	10/15/31	8,178	6,512
LXP Industrial Trust	2.700%	9/15/30	3,325	2,737
LXP Industrial Trust	2.375%	10/1/31	6,725	5,217
Mid-America Apartments LP	4.300%	10/15/23	8,887	8,936
Mid-America Apartments LP	3.750%	6/15/24	4,880	4,861
Mid-America Apartments LP	1.100%	9/15/26	1,173	1,030
Mid-America Apartments LP	3.600%	6/1/27	9,637	9,269
Mid-America Apartments LP	4.200%	6/15/28	1,717	1,676
Mid-America Apartments LP	3.950%	3/15/29	2,319	2,213
Mid-America Apartments LP	2.750%	3/15/30	14,928	12,998
Mid-America Apartments LP	1.700%	2/15/31	7,720	6,106
National Health Investors Inc.	3.000%	2/1/31	6,239	4,818
National Retail Properties Inc.	3.900%	6/15/24	4,120	4,111
National Retail Properties Inc.	3.600%	12/15/26	3,152	3,037
National Retail Properties Inc.	3.500%	10/15/27	13,100	12,260
National Retail Properties Inc.	4.300%	10/15/28	3,331	3,237
National Retail Properties Inc.	2.500%	4/15/30	8,037	6,831
National Retail Properties Inc.	4.800%	10/15/48	4,794	4,456
National Retail Properties Inc.	3.100%	4/15/50	10,593	7,326
National Retail Properties Inc.	3.500%	4/15/51	3,131	2,357
National Retail Properties Inc.	3.000%	4/15/52	6,040	4,138
Office Properties Income Trust	4.250%	5/15/24	375	364
Office Properties Income Trust	4.500%	2/1/25	25,321	24,245
Office Properties Income Trust	2.650%	6/15/26	2,789	2,372
Office Properties Income Trust	3.450%	10/15/31	5,000	3,713
Omega Healthcare Investors Inc.	4.375%	8/1/23	17,404	17,436
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,695	4,708
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	4,947
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,662	8,578
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,140	7,735
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	8,381
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,338	8,692
Omega Healthcare Investors Inc.	3.375%	2/1/31	27,925	22,669
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,309	4,006
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,808
Physicians Realty LP	4.300%	3/15/27	8,528	8,357
Physicians Realty LP	3.950%	1/15/28	2,560	2,438
Physicians Realty LP	2.625%	11/1/31	21,385	17,250
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,482
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	5,623
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	3,306
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	3,089
Prologis LP	3.250%	10/1/26	3,533	3,432
Prologis LP	2.125%	4/15/27	10,469	9,594
Prologis LP	3.875%	9/15/28	6,148	5,986
Prologis LP	4.375%	2/1/29	6,755	6,741

65

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	2.250%	4/15/30	21,773	18,846
Prologis LP	1.250%	10/15/30	6,026	4,787
Prologis LP	1.625%	3/15/31	11,751	9,490
Prologis LP	4.375%	9/15/48	5,159	4,864
Prologis LP	3.000%	4/15/50	11,365	8,575
Prologis LP	2.125%	10/15/50	7,680	4,890
Public Storage	0.875%	2/15/26	1,756	1,569
Public Storage	1.500%	11/9/26	5,501	4,964
Public Storage	3.094%	9/15/27	6,037	5,722
Public Storage	3.385%	5/1/29	9,463	8,789
Rayonier LP	2.750%	5/17/31	2,000	1,673
Realty Income Corp.	4.600%	2/6/24	6,561	6,617
Realty Income Corp.	3.875%	7/15/24	4,305	4,305
Realty Income Corp.	3.875%	4/15/25	10,229	10,187
Realty Income Corp.	4.625%	11/1/25	10,613	10,758
Realty Income Corp.	0.750%	3/15/26	6,875	6,052
Realty Income Corp.	4.875%	6/1/26	5,582	5,691
Realty Income Corp.	4.125%	10/15/26	14,492	14,408
Realty Income Corp.	3.000%	1/15/27	7,840	7,424
Realty Income Corp.	3.950%	8/15/27	10,637	10,396
Realty Income Corp.	3.400%	1/15/28	4,375	4,133
Realty Income Corp.	3.650%	1/15/28	8,683	8,330
Realty Income Corp.	2.200%	6/15/28	2,927	2,575
Realty Income Corp.	3.250%	6/15/29	9,815	9,134
Realty Income Corp.	3.100%	12/15/29	13,864	12,613
Realty Income Corp.	3.250%	1/15/31	19,300	17,575
Realty Income Corp.	2.850%	12/15/32	6,300	5,399
Realty Income Corp.	1.800%	3/15/33	6,715	5,131
Realty Income Corp.	4.650%	3/15/47	11,092	10,780
Regency Centers LP	3.600%	2/1/27	3,950	3,822
Regency Centers LP	4.125%	3/15/28	3,450	3,320
Regency Centers LP	2.950%	9/15/29	8,940	7,859
Regency Centers LP	3.700%	6/15/30	8,510	7,692
Regency Centers LP	4.400%	2/1/47	5,750	5,037
Regency Centers LP	4.650%	3/15/49	3,910	3,494
Rexford Industrial Realty LP	2.125%	12/1/30	5,050	4,034
Rexford Industrial Realty LP	2.150%	9/1/31	2,691	2,107
Sabra Health Care LP	5.125%	8/15/26	11,034	10,726
Sabra Health Care LP	3.900%	10/15/29	10,025	8,847
Safehold Operating Partnership LP	2.800%	6/15/31	2,175	1,756
Safehold Operating Partnership LP	2.850%	1/15/32	8,665	6,946
Simon Property Group LP	3.750%	2/1/24	5,953	5,941
Simon Property Group LP	2.000%	9/13/24	8,092	7,746
Simon Property Group LP	3.375%	10/1/24	5,252	5,195
Simon Property Group LP	3.500%	9/1/25	18,062	17,652
Simon Property Group LP	3.300%	1/15/26	2,794	2,701
Simon Property Group LP	3.250%	11/30/26	6,267	5,979
Simon Property Group LP	1.375%	1/15/27	3,255	2,849
Simon Property Group LP	3.375%	6/15/27	13,513	12,803
Simon Property Group LP	3.375%	12/1/27	14,250	13,371
Simon Property Group LP	1.750%	2/1/28	13,800	11,777
Simon Property Group LP	2.450%	9/13/29	32,012	27,181
Simon Property Group LP	2.650%	7/15/30	7,872	6,682
Simon Property Group LP	2.200%	2/1/31	10,552	8,568
Simon Property Group LP	2.250%	1/15/32	6,715	5,347
Simon Property Group LP	2.650%	2/1/32	7,251	5,992
Simon Property Group LP	6.750%	2/1/40	13,013	14,678
Simon Property Group LP	4.750%	3/15/42	1,971	1,810
Simon Property Group LP	4.250%	10/1/44	1,694	1,441
Simon Property Group LP	4.250%	11/30/46	8,250	7,066
Simon Property Group LP	3.250%	9/13/49	11,633	8,462
Simon Property Group LP	3.800%	7/15/50	10,927	8,753
SITE Centers Corp.	3.900%	8/15/24	1,000	981
SITE Centers Corp.	3.625%	2/1/25	7,519	7,303
SITE Centers Corp.	4.250%	2/1/26	2,940	2,880
SITE Centers Corp.	4.700%	6/1/27	9,390	9,200
Spirit Realty LP	4.450%	9/15/26	4,576	4,504
Spirit Realty LP	3.200%	1/15/27	3,479	3,198
Spirit Realty LP	4.000%	7/15/29	6,633	6,037
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spirit Realty LP	3.400%	1/15/30	5,310	4,586
	Spirit Realty LP	3.200%	2/15/31	4,635	3,859
	Spirit Realty LP	2.700%	2/15/32	4,655	3,637
	STORE Capital Corp.	4.500%	3/15/28	4,915	4,795
	STORE Capital Corp.	4.625%	3/15/29	4,685	4,572
	STORE Capital Corp.	2.750%	11/18/30	2,339	1,920
	Sun Communities Operating LP	2.300%	11/1/28	2,000	1,709
	Sun Communities Operating LP	4.200%	4/15/32	13,130	11,856
	Tanger Properties LP	3.125%	9/1/26	6,100	5,733
	Tanger Properties LP	3.875%	7/15/27	3,300	3,115
	Tanger Properties LP	2.750%	9/1/31	5,000	3,911
[3]	UDR Inc.	2.950%	9/1/26	8,930	8,392
[3]	UDR Inc.	3.500%	7/1/27	3,300	3,143
[3]	UDR Inc.	3.500%	1/15/28	6,670	6,266
[3]	UDR Inc.	3.200%	1/15/30	2,500	2,248
	UDR Inc.	3.000%	8/15/31	6,433	5,496
[3]	UDR Inc.	2.100%	8/1/32	1,875	1,462
[3]	UDR Inc.	1.900%	3/15/33	9,728	7,360
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,013
	UDR Inc.	3.100%	11/1/34	6,305	5,157
	Ventas Realty LP	3.500%	4/15/24	3,391	3,354
	Ventas Realty LP	3.750%	5/1/24	2,300	2,284
	Ventas Realty LP	2.650%	1/15/25	9,145	8,750
	Ventas Realty LP	3.500%	2/1/25	1,552	1,516
	Ventas Realty LP	4.125%	1/15/26	2,816	2,782
	Ventas Realty LP	3.250%	10/15/26	2,275	2,148
	Ventas Realty LP	3.850%	4/1/27	5,130	4,951
	Ventas Realty LP	4.000%	3/1/28	14,005	13,401
	Ventas Realty LP	4.400%	1/15/29	6,724	6,445
	Ventas Realty LP	3.000%	1/15/30	6,990	6,127
	Ventas Realty LP	4.750%	11/15/30	6,722	6,554
	Ventas Realty LP	5.700%	9/30/43	3,775	3,845
	Ventas Realty LP	4.375%	2/1/45	3,170	2,698
	Ventas Realty LP	4.875%	4/15/49	4,600	4,280
	VICI Properties LP	4.375%	5/15/25	55	54
	VICI Properties LP	4.750%	2/15/28	14,095	13,464
	VICI Properties LP	4.950%	2/15/30	12,000	11,347
	VICI Properties LP	5.125%	5/15/32	19,000	17,927
	VICI Properties LP	5.625%	5/15/52	8,975	8,164
	Vornado Realty LP	3.500%	1/15/25	4,677	4,529
	Vornado Realty LP	3.400%	6/1/31	2,030	1,704
	Welltower Inc.	4.500%	1/15/24	2,241	2,253
	Welltower Inc.	3.625%	3/15/24	15,781	15,656
	Welltower Inc.	4.000%	6/1/25	15,790	15,705
	Welltower Inc.	4.250%	4/1/26	21,647	21,440
	Welltower Inc.	2.700%	2/15/27	18,527	17,129
	Welltower Inc.	4.250%	4/15/28	3,044	2,958
	Welltower Inc.	4.125%	3/15/29	16,200	15,312
	Welltower Inc.	3.100%	1/15/30	13,033	11,467
	Welltower Inc.	2.750%	1/15/31	16,400	13,795
	Welltower Inc.	3.850%	6/15/32	2,603	2,375
	Welltower Inc.	6.500%	3/15/41	5,797	6,496
	Welltower Inc.	5.125%	3/15/43	1,260	1,162
	Welltower Inc.	4.950%	9/1/48	3,362	3,174
	Weyerhaeuser Co.	4.000%	11/15/29	11,581	10,962
	Weyerhaeuser Co.	4.000%	4/15/30	10,587	9,965
	Weyerhaeuser Co.	7.375%	3/15/32	3,831	4,428
	Weyerhaeuser Co.	4.000%	3/9/52	1,825	1,497
	WP Carey Inc.	4.600%	4/1/24	9,027	9,078
	WP Carey Inc.	4.000%	2/1/25	1,967	1,960
	WP Carey Inc.	4.250%	10/1/26	5,007	4,952
	WP Carey Inc.	3.850%	7/15/29	4,481	4,178
	WP Carey Inc.	2.250%	4/1/33	15,225	11,711
					3,028,379
Technology (2.4%)
	Adobe Inc.	1.900%	2/1/25	2,156	2,076
	Adobe Inc.	3.250%	2/1/25	16,390	16,321
	Adobe Inc.	2.150%	2/1/27	13,155	12,301
	Adobe Inc.	2.300%	2/1/30	17,744	15,681

66

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altera Corp.	4.100%	11/15/23	8,069	8,150
Amdocs Ltd.	2.538%	6/15/30	9,000	7,627
Analog Devices Inc.	2.950%	4/1/25	4,852	4,756
Analog Devices Inc.	3.500%	12/5/26	12,726	12,574
Analog Devices Inc.	1.700%	10/1/28	11,145	9,782
Analog Devices Inc.	2.100%	10/1/31	13,249	11,304
Analog Devices Inc.	2.800%	10/1/41	10,515	8,246
Analog Devices Inc.	2.950%	10/1/51	12,195	9,327
Apple Inc.	3.000%	2/9/24	7,082	7,070
Apple Inc.	3.450%	5/6/24	23,041	23,153
Apple Inc.	2.850%	5/11/24	33,269	33,068
Apple Inc.	1.800%	9/11/24	9,257	8,973
Apple Inc.	2.750%	1/13/25	23,834	23,572
Apple Inc.	2.500%	2/9/25	25,217	24,740
Apple Inc.	1.125%	5/11/25	43,585	40,986
Apple Inc.	3.200%	5/13/25	27,386	27,383
Apple Inc.	0.550%	8/20/25	14,497	13,301
Apple Inc.	0.700%	2/8/26	16,305	14,854
Apple Inc.	3.250%	2/23/26	35,441	35,179
Apple Inc.	2.450%	8/4/26	38,845	37,279
Apple Inc.	2.050%	9/11/26	15,247	14,369
Apple Inc.	3.350%	2/9/27	36,512	36,275
Apple Inc.	3.200%	5/11/27	48,426	47,688
Apple Inc.	3.000%	6/20/27	3,900	3,816
Apple Inc.	2.900%	9/12/27	38,003	36,675
Apple Inc.	3.000%	11/13/27	15,812	15,336
Apple Inc.	1.200%	2/8/28	52,779	46,176
Apple Inc.	1.400%	8/5/28	30,260	26,515
Apple Inc.	2.200%	9/11/29	27,178	24,459
Apple Inc.	1.650%	5/11/30	22,457	19,095
Apple Inc.	1.250%	8/20/30	19,969	16,394
Apple Inc.	1.650%	2/8/31	37,067	31,134
Apple Inc.	1.700%	8/5/31	11,613	9,735
Apple Inc.	4.500%	2/23/36	16,187	16,836
Apple Inc.	2.375%	2/8/41	16,473	12,607
Apple Inc.	3.850%	5/4/43	28,583	26,300
Apple Inc.	4.450%	5/6/44	3,374	3,364
Apple Inc.	3.450%	2/9/45	27,141	23,648
Apple Inc.	4.375%	5/13/45	24,330	24,046
Apple Inc.	4.650%	2/23/46	46,557	48,118
Apple Inc.	3.850%	8/4/46	30,709	28,159
Apple Inc.	4.250%	2/9/47	11,664	11,458
Apple Inc.	3.750%	9/12/47	15,529	14,056
Apple Inc.	3.750%	11/13/47	15,078	13,573
Apple Inc.	2.950%	9/11/49	16,324	12,839
Apple Inc.	2.650%	5/11/50	49,362	36,485
Apple Inc.	2.400%	8/20/50	16,619	11,700
Apple Inc.	2.650%	2/8/51	33,820	24,996
Apple Inc.	2.700%	8/5/51	20,991	15,732
Apple Inc.	2.550%	8/20/60	13,015	8,938
Apple Inc.	2.800%	2/8/61	28,945	20,719
Apple Inc.	2.850%	8/5/61	17,845	12,976
Applied Materials Inc.	3.900%	10/1/25	15,205	15,353
Applied Materials Inc.	3.300%	4/1/27	15,286	14,946
Applied Materials Inc.	1.750%	6/1/30	11,300	9,508
Applied Materials Inc.	5.100%	10/1/35	10,383	10,895
Applied Materials Inc.	5.850%	6/15/41	8,811	10,049
Applied Materials Inc.	4.350%	4/1/47	9,916	9,587
Applied Materials Inc.	2.750%	6/1/50	9,810	7,312
Arrow Electronics Inc.	3.250%	9/8/24	9,054	8,855
Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,542
Arrow Electronics Inc.	3.875%	1/12/28	7,270	6,924
Arrow Electronics Inc.	2.950%	2/15/32	4,905	4,081
Autodesk Inc.	4.375%	6/15/25	3,538	3,568
Autodesk Inc.	3.500%	6/15/27	10,165	9,733
Autodesk Inc.	2.850%	1/15/30	6,675	5,818
Autodesk Inc.	2.400%	12/15/31	14,325	11,669
Automatic Data Processing Inc.	3.375%	9/15/25	19,747	19,737
Automatic Data Processing Inc.	1.700%	5/15/28	12,050	10,849
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	1.250%	9/1/30	12,060	9,854
	Avnet Inc.	4.625%	4/15/26	6,330	6,355
	Avnet Inc.	3.000%	5/15/31	3,905	3,213
	Block Financial LLC	5.250%	10/1/25	12,365	12,548
	Block Financial LLC	2.500%	7/15/28	5,600	4,865
	Block Financial LLC	3.875%	8/15/30	8,975	8,144
	Broadcom Corp.	3.875%	1/15/27	50,627	48,805
	Broadcom Corp.	3.500%	1/15/28	4,585	4,246
	Broadcom Inc.	2.250%	11/15/23	12,000	11,730
	Broadcom Inc.	3.150%	11/15/25	19,394	18,674
	Broadcom Inc.	3.459%	9/15/26	25,630	24,605
[7]	Broadcom Inc.	1.950%	2/15/28	9,130	7,777
	Broadcom Inc.	4.110%	9/15/28	22,000	20,891
[7]	Broadcom Inc.	4.000%	4/15/29	1,000	928
	Broadcom Inc.	4.750%	4/15/29	25,438	24,720
	Broadcom Inc.	5.000%	4/15/30	25,283	24,856
	Broadcom Inc.	4.150%	11/15/30	33,261	30,501
[7]	Broadcom Inc.	2.450%	2/15/31	31,650	25,448
	Broadcom Inc.	4.300%	11/15/32	16,805	15,288
[7]	Broadcom Inc.	2.600%	2/15/33	14,500	11,182
[7]	Broadcom Inc.	3.419%	4/15/33	32,131	26,562
[7]	Broadcom Inc.	3.469%	4/15/34	39,040	31,666
[7]	Broadcom Inc.	3.137%	11/15/35	18,020	13,765
[7]	Broadcom Inc.	3.187%	11/15/36	11,594	8,807
[7]	Broadcom Inc.	4.926%	5/15/37	32,282	28,996
[7]	Broadcom Inc.	3.500%	2/15/41	29,900	22,548
[7]	Broadcom Inc.	3.750%	2/15/51	16,675	12,319
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	7,198
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	8,358
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	10,656
	Cadence Design Systems Inc.	4.375%	10/15/24	4,254	4,298
	CDW LLC	4.125%	5/1/25	3,835	3,730
	CDW LLC	4.250%	4/1/28	4,657	4,219
	CDW LLC	3.250%	2/15/29	9,660	8,138
	CGI Inc.	1.450%	9/14/26	8,000	7,063
	CGI Inc.	2.300%	9/14/31	5,500	4,432
	Cintas Corp. No. 2	3.700%	4/1/27	19,600	19,367
	Cisco Systems Inc.	2.200%	9/20/23	11,926	11,818
	Cisco Systems Inc.	3.625%	3/4/24	15,662	15,782
	Cisco Systems Inc.	3.500%	6/15/25	6,458	6,497
	Cisco Systems Inc.	2.950%	2/28/26	6,755	6,645
	Cisco Systems Inc.	2.500%	9/20/26	6,981	6,709
	Cisco Systems Inc.	5.900%	2/15/39	21,679	24,679
	Cisco Systems Inc.	5.500%	1/15/40	21,968	24,061
	Citrix Systems Inc.	1.250%	3/1/26	10,750	10,388
	Citrix Systems Inc.	4.500%	12/1/27	10,693	10,586
	Citrix Systems Inc.	3.300%	3/1/30	8,410	8,217
	Corning Inc.	4.700%	3/15/37	3,761	3,546
	Corning Inc.	5.750%	8/15/40	11,059	11,617
	Corning Inc.	4.750%	3/15/42	6,515	6,111
	Corning Inc.	5.350%	11/15/48	5,876	5,776
	Corning Inc.	3.900%	11/15/49	1,950	1,551
	Corning Inc.	4.375%	11/15/57	10,182	8,373
	Corning Inc.	5.850%	11/15/68	5,460	5,372
	Corning Inc.	5.450%	11/15/79	9,706	8,759
	Dell Inc.	7.100%	4/15/28	1,300	1,415
	Dell Inc.	6.500%	4/15/38	5,713	5,730
	Dell International LLC	4.000%	7/15/24	13,514	13,476
	Dell International LLC	5.850%	7/15/25	14,448	14,911
	Dell International LLC	6.020%	6/15/26	59,741	61,963
	Dell International LLC	4.900%	10/1/26	25,788	25,808
	Dell International LLC	6.100%	7/15/27	9,154	9,600
	Dell International LLC	5.300%	10/1/29	23,791	23,464
	Dell International LLC	6.200%	7/15/30	14,200	14,773
	Dell International LLC	8.100%	7/15/36	13,637	15,963
[7]	Dell International LLC	3.375%	12/15/41	14,205	10,150
	Dell International LLC	8.350%	7/15/46	6,803	8,476
[7]	Dell International LLC	3.450%	12/15/51	16,825	11,392
	DXC Technology Co.	1.800%	9/15/26	10,758	9,537

67

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
DXC Technology Co.	2.375%	9/15/28	9,168	7,871
Equifax Inc.	2.600%	12/1/24	5,836	5,631
Equifax Inc.	2.600%	12/15/25	5,915	5,570
Equifax Inc.	3.100%	5/15/30	8,262	7,233
Equifax Inc.	2.350%	9/15/31	14,572	11,632
Fidelity National Information Services Inc.	0.600%	3/1/24	10,880	10,297
Fidelity National Information Services Inc.	1.150%	3/1/26	16,117	14,299
Fidelity National Information Services Inc.	1.650%	3/1/28	10,271	8,773
Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,172
Fidelity National Information Services Inc.	2.250%	3/1/31	17,800	14,475
Fidelity National Information Services Inc.	3.100%	3/1/41	12,060	8,820
Fidelity National Information Services Inc.	4.500%	8/15/46	2,821	2,494
Fiserv Inc.	3.800%	10/1/23	18,722	18,755
Fiserv Inc.	2.750%	7/1/24	32,839	32,056
Fiserv Inc.	3.850%	6/1/25	31,310	31,016
Fiserv Inc.	3.200%	7/1/26	25,156	23,897
Fiserv Inc.	2.250%	6/1/27	15,343	13,737
Fiserv Inc.	4.200%	10/1/28	13,420	12,965
Fiserv Inc.	3.500%	7/1/29	39,742	36,249
Fiserv Inc.	2.650%	6/1/30	14,165	11,973
Fiserv Inc.	4.400%	7/1/49	29,137	25,109
Flex Ltd.	3.750%	2/1/26	6,449	6,161
Flex Ltd.	4.875%	6/15/29	7,320	7,061
Flex Ltd.	4.875%	5/12/30	3,415	3,255
Fortinet Inc.	1.000%	3/15/26	6,650	5,854
Fortinet Inc.	2.200%	3/15/31	6,575	5,338
Global Payments Inc.	1.500%	11/15/24	6,000	5,627
Global Payments Inc.	2.650%	2/15/25	20,144	19,210
Global Payments Inc.	1.200%	3/1/26	5,323	4,696
Global Payments Inc.	4.800%	4/1/26	10,295	10,300
Global Payments Inc.	2.150%	1/15/27	9,758	8,648
Global Payments Inc.	4.450%	6/1/28	7,280	6,994
Global Payments Inc.	3.200%	8/15/29	18,557	16,214
Global Payments Inc.	2.900%	5/15/30	9,872	8,312
Global Payments Inc.	2.900%	11/15/31	10,496	8,591
Global Payments Inc.	4.150%	8/15/49	13,999	10,944
GXO Logistics Inc.	1.650%	7/15/26	6,888	6,004
GXO Logistics Inc.	2.650%	7/15/31	8,750	6,897
Harman International Industries Inc.	4.150%	5/15/25	5,436	5,431
Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,195	15,322
Hewlett Packard Enterprise Co.	1.450%	4/1/24	9,595	9,237
Hewlett Packard Enterprise Co.	4.900%	10/15/25	30,710	31,249
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,075
Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,319	11,999
Hewlett Packard Enterprise Co.	6.350%	10/15/45	20,489	20,611
HP Inc.	2.200%	6/17/25	22,334	21,076
HP Inc.	1.450%	6/17/26	23,030	20,376
HP Inc.	3.000%	6/17/27	19,516	18,039
HP Inc.	4.750%	1/15/28	9,500	9,392
HP Inc.	4.000%	4/15/29	12,075	11,301
HP Inc.	3.400%	6/17/30	22,975	20,051
HP Inc.	2.650%	6/17/31	13,745	11,031
HP Inc.	4.200%	4/15/32	12,360	11,033
HP Inc.	5.500%	1/15/33	11,000	10,740
HP Inc.	6.000%	9/15/41	16,002	16,190
Hubbell Inc.	3.350%	3/1/26	4,851	4,719
Hubbell Inc.	3.150%	8/15/27	3,200	3,020
Hubbell Inc.	3.500%	2/15/28	12,120	11,627
Hubbell Inc.	2.300%	3/15/31	3,000	2,516
Intel Corp.	2.875%	5/11/24	15,157	15,102
Intel Corp.	3.400%	3/25/25	19,375	19,332
Intel Corp.	3.700%	7/29/25	31,342	31,497
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	2.600%	5/19/26	20,277	19,621
Intel Corp.	3.750%	3/25/27	10,612	10,661
Intel Corp.	1.600%	8/12/28	14,397	12,608
Intel Corp.	2.450%	11/15/29	29,963	26,727
Intel Corp.	3.900%	3/25/30	20,795	20,397
Intel Corp.	2.000%	8/12/31	16,452	13,779
Intel Corp.	4.000%	12/15/32	12,397	12,192
Intel Corp.	4.600%	3/25/40	5,131	5,012
Intel Corp.	2.800%	8/12/41	10,108	7,691
Intel Corp.	4.800%	10/1/41	13,084	13,120
Intel Corp.	4.250%	12/15/42	7,716	7,142
Intel Corp.	4.900%	7/29/45	3,563	3,557
Intel Corp.	4.100%	5/19/46	17,027	15,509
Intel Corp.	4.100%	5/11/47	8,040	7,317
Intel Corp.	3.734%	12/8/47	33,657	28,532
Intel Corp.	3.250%	11/15/49	21,933	17,122
Intel Corp.	4.750%	3/25/50	29,115	28,655
Intel Corp.	3.050%	8/12/51	21,935	16,334
Intel Corp.	3.100%	2/15/60	12,680	9,079
Intel Corp.	4.950%	3/25/60	10,276	10,428
Intel Corp.	3.200%	8/12/61	9,776	7,132
International Business Machines Corp.	3.375%	8/1/23	25,835	25,887
International Business Machines Corp.	3.625%	2/12/24	24,175	24,244
International Business Machines Corp.	3.000%	5/15/24	37,000	36,714
International Business Machines Corp.	7.000%	10/30/25	6,765	7,429
International Business Machines Corp.	3.450%	2/19/26	17,381	17,156
International Business Machines Corp.	3.300%	5/15/26	48,000	46,892
International Business Machines Corp.	3.300%	1/27/27	1,500	1,457
International Business Machines Corp.	1.700%	5/15/27	10,558	9,503
International Business Machines Corp.	6.220%	8/1/27	5,550	6,065
International Business Machines Corp.	6.500%	1/15/28	1,570	1,736
International Business Machines Corp.	3.500%	5/15/29	33,480	31,706
International Business Machines Corp.	1.950%	5/15/30	23,080	19,386
International Business Machines Corp.	5.875%	11/29/32	6,448	7,080
International Business Machines Corp.	4.150%	5/15/39	26,606	23,987
International Business Machines Corp.	5.600%	11/30/39	3,185	3,354
International Business Machines Corp.	2.850%	5/15/40	8,465	6,437
International Business Machines Corp.	4.000%	6/20/42	14,510	12,568
International Business Machines Corp.	4.250%	5/15/49	35,495	31,363
International Business Machines Corp.	2.950%	5/15/50	9,035	6,526
International Business Machines Corp.	3.430%	2/9/52	9,220	7,090
Intuit Inc.	0.650%	7/15/23	3,740	3,634
Intuit Inc.	0.950%	7/15/25	8,300	7,649
Intuit Inc.	1.350%	7/15/27	7,829	6,853
Intuit Inc.	1.650%	7/15/30	6,898	5,679
Jabil Inc.	1.700%	4/15/26	6,155	5,509
Jabil Inc.	3.950%	1/12/28	9,235	8,820
Jabil Inc.	3.600%	1/15/30	6,915	6,167
Jabil Inc.	3.000%	1/15/31	9,251	7,730
Juniper Networks Inc.	1.200%	12/10/25	3,832	3,432
Juniper Networks Inc.	3.750%	8/15/29	7,813	7,167

68

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Juniper Networks Inc.	2.000%	12/10/30	3,997	3,129
	Juniper Networks Inc.	5.950%	3/15/41	8,520	8,271
	KLA Corp.	4.650%	11/1/24	17,212	17,426
	KLA Corp.	4.100%	3/15/29	14,951	14,820
	KLA Corp.	4.650%	7/15/32	6,000	6,132
	KLA Corp.	5.000%	3/15/49	5,745	5,779
	KLA Corp.	3.300%	3/1/50	9,409	7,459
	KLA Corp.	4.950%	7/15/52	15,000	15,078
	KLA Corp.	5.250%	7/15/62	12,000	12,340
[7]	Kyndryl Holdings Inc.	2.050%	10/15/26	4,715	3,987
[7]	Kyndryl Holdings Inc.	2.700%	10/15/28	6,608	5,267
[7]	Kyndryl Holdings Inc.	3.150%	10/15/31	6,910	5,061
[7]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,680	3,754
	Lam Research Corp.	3.800%	3/15/25	6,154	6,159
	Lam Research Corp.	3.750%	3/15/26	12,400	12,376
	Lam Research Corp.	4.000%	3/15/29	12,650	12,446
	Lam Research Corp.	1.900%	6/15/30	10,622	8,966
	Lam Research Corp.	4.875%	3/15/49	11,035	11,261
	Lam Research Corp.	2.875%	6/15/50	9,025	6,639
	Lam Research Corp.	3.125%	6/15/60	4,050	2,925
	Legrand France SA	8.500%	2/15/25	5,195	5,739
	Leidos Inc.	3.625%	5/15/25	6,500	6,367
	Leidos Inc.	4.375%	5/15/30	11,300	10,402
	Leidos Inc.	2.300%	2/15/31	14,100	11,160
	Marvell Technology Inc.	2.450%	4/15/28	7,682	6,702
[3]	Marvell Technology Inc.	4.875%	6/22/28	14,272	14,089
	Marvell Technology Inc.	2.950%	4/15/31	4,172	3,487
	Maxim Integrated Products Inc.	3.450%	6/15/27	6,038	5,755
	Microchip Technology Inc.	4.250%	9/1/25	12,545	12,238
	Micron Technology Inc.	4.975%	2/6/26	4,739	4,787
	Micron Technology Inc.	4.185%	2/15/27	21,833	21,351
	Micron Technology Inc.	5.327%	2/6/29	5,223	5,205
	Micron Technology Inc.	4.663%	2/15/30	9,480	9,098
	Micron Technology Inc.	2.703%	4/15/32	9,690	7,738
	Micron Technology Inc.	3.366%	11/1/41	4,523	3,282
	Micron Technology Inc.	3.477%	11/1/51	6,420	4,449
	Microsoft Corp.	2.000%	8/8/23	14,622	14,477
	Microsoft Corp.	3.625%	12/15/23	7,746	7,822
	Microsoft Corp.	2.875%	2/6/24	35,191	35,142
	Microsoft Corp.	2.700%	2/12/25	14,004	13,901
	Microsoft Corp.	3.125%	11/3/25	43,931	43,898
	Microsoft Corp.	2.400%	8/8/26	56,030	54,021
	Microsoft Corp.	3.300%	2/6/27	52,063	51,936
	Microsoft Corp.	3.500%	2/12/35	20,667	19,853
	Microsoft Corp.	4.200%	11/3/35	3,080	3,171
	Microsoft Corp.	3.450%	8/8/36	35,455	33,480
	Microsoft Corp.	4.100%	2/6/37	16,992	17,252
	Microsoft Corp.	5.300%	2/8/41	500	572
	Microsoft Corp.	3.750%	2/12/45	1,480	1,356
	Microsoft Corp.	3.700%	8/8/46	53,113	49,545
	Microsoft Corp.	2.525%	6/1/50	94,290	69,418
	Microsoft Corp.	2.921%	3/17/52	103,572	81,769
	Microsoft Corp.	3.950%	8/8/56	633	598
	Microsoft Corp.	2.675%	6/1/60	47,075	33,833
	Microsoft Corp.	3.041%	3/17/62	45,770	35,643
	Moody's Corp.	4.875%	2/15/24	8,827	8,996
	Moody's Corp.	3.750%	3/24/25	5,408	5,398
	Moody's Corp.	3.250%	1/15/28	6,830	6,459
	Moody's Corp.	4.250%	2/1/29	5,969	5,930
	Moody's Corp.	2.000%	8/19/31	7,945	6,483
	Moody's Corp.	2.750%	8/19/41	7,674	5,616
	Moody's Corp.	5.250%	7/15/44	8,486	8,564
	Moody's Corp.	4.875%	12/17/48	1,169	1,145
	Moody's Corp.	3.250%	5/20/50	5,360	3,970
	Moody's Corp.	3.750%	2/25/52	6,500	5,320
	Moody's Corp.	2.550%	8/18/60	7,975	4,939
	Moody's Corp.	3.100%	11/29/61	5,975	4,124
	Motorola Solutions Inc.	4.000%	9/1/24	1,041	1,037
	Motorola Solutions Inc.	4.600%	2/23/28	10,970	10,699
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Motorola Solutions Inc.	4.600%	5/23/29	2,766	2,637
Motorola Solutions Inc.	2.300%	11/15/30	6,894	5,392
Motorola Solutions Inc.	2.750%	5/24/31	8,805	7,129
Motorola Solutions Inc.	5.500%	9/1/44	6,475	6,007
NetApp Inc.	3.300%	9/29/24	6,853	6,725
NetApp Inc.	1.875%	6/22/25	6,110	5,699
NetApp Inc.	2.375%	6/22/27	6,767	6,139
NetApp Inc.	2.700%	6/22/30	11,916	10,035
NVIDIA Corp.	0.584%	6/14/24	7,425	7,046
NVIDIA Corp.	3.200%	9/16/26	23,182	22,984
NVIDIA Corp.	1.550%	6/15/28	16,464	14,442
NVIDIA Corp.	2.850%	4/1/30	17,664	16,178
NVIDIA Corp.	2.000%	6/15/31	17,015	14,439
NVIDIA Corp.	3.500%	4/1/40	15,738	13,752
NVIDIA Corp.	3.500%	4/1/50	26,143	22,217
NVIDIA Corp.	3.700%	4/1/60	7,798	6,549
NXP BV	4.875%	3/1/24	12,139	12,264
NXP BV	2.700%	5/1/25	6,923	6,590
NXP BV	5.350%	3/1/26	6,819	6,966
NXP BV	3.875%	6/18/26	6,088	5,873
NXP BV	3.150%	5/1/27	8,778	8,166
NXP BV	5.550%	12/1/28	12,331	12,575
NXP BV	4.300%	6/18/29	22,178	21,286
NXP BV	3.400%	5/1/30	17,922	15,965
NXP BV	2.500%	5/11/31	23,328	19,183
NXP BV	2.650%	2/15/32	14,817	12,177
NXP BV	5.000%	1/15/33	7,020	6,860
NXP BV	3.250%	5/11/41	11,952	9,024
NXP BV	3.125%	2/15/42	4,715	3,454
NXP BV	3.250%	11/30/51	5,700	3,993
Oracle Corp.	3.625%	7/15/23	3,784	3,778
Oracle Corp.	2.400%	9/15/23	30,511	30,044
Oracle Corp.	3.400%	7/8/24	27,157	26,790
Oracle Corp.	2.950%	11/15/24	33,458	32,450
Oracle Corp.	2.500%	4/1/25	60,121	57,113
Oracle Corp.	2.950%	5/15/25	30,746	29,479
Oracle Corp.	1.650%	3/25/26	36,529	32,719
Oracle Corp.	2.650%	7/15/26	61,377	56,590
Oracle Corp.	2.800%	4/1/27	41,370	37,793
Oracle Corp.	3.250%	11/15/27	8,059	7,426
Oracle Corp.	2.300%	3/25/28	27,977	24,083
Oracle Corp.	2.950%	4/1/30	42,901	36,620
Oracle Corp.	3.250%	5/15/30	3,265	2,830
Oracle Corp.	2.875%	3/25/31	42,796	35,261
Oracle Corp.	4.300%	7/8/34	22,796	19,997
Oracle Corp.	3.900%	5/15/35	11,641	9,600
Oracle Corp.	3.850%	7/15/36	25,109	20,154
Oracle Corp.	3.800%	11/15/37	25,050	19,490
Oracle Corp.	6.500%	4/15/38	15,277	15,800
Oracle Corp.	6.125%	7/8/39	8,487	8,493
Oracle Corp.	3.600%	4/1/40	42,901	32,130
Oracle Corp.	5.375%	7/15/40	28,580	26,010
Oracle Corp.	3.650%	3/25/41	29,078	21,668
Oracle Corp.	4.500%	7/8/44	13,253	10,836
Oracle Corp.	4.125%	5/15/45	26,322	20,060
Oracle Corp.	4.000%	7/15/46	40,773	30,252
Oracle Corp.	4.000%	11/15/47	31,786	23,619
Oracle Corp.	3.600%	4/1/50	58,560	40,870
Oracle Corp.	3.950%	3/25/51	36,106	26,511
Oracle Corp.	4.375%	5/15/55	11,648	8,780
Oracle Corp.	3.850%	4/1/60	45,540	31,421
Oracle Corp.	4.100%	3/25/61	19,399	13,899
PayPal Holdings Inc.	2.400%	10/1/24	15,125	14,762
PayPal Holdings Inc.	1.650%	6/1/25	5,720	5,395
PayPal Holdings Inc.	2.650%	10/1/26	22,470	21,312
PayPal Holdings Inc.	2.850%	10/1/29	21,565	19,535
PayPal Holdings Inc.	2.300%	6/1/30	11,035	9,501
PayPal Holdings Inc.	4.400%	6/1/32	5,800	5,741
PayPal Holdings Inc.	3.250%	6/1/50	16,963	12,810

69

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PayPal Holdings Inc.	5.050%	6/1/52	5,100	5,067
	PayPal Holdings Inc.	5.250%	6/1/62	5,555	5,494
[7]	Qorvo Inc.	1.750%	12/15/24	5,365	5,020
	Qorvo Inc.	4.375%	10/15/29	11,712	10,309
	QUALCOMM Inc.	2.900%	5/20/24	15,040	14,970
	QUALCOMM Inc.	3.450%	5/20/25	15,623	15,613
	QUALCOMM Inc.	3.250%	5/20/27	24,999	24,457
	QUALCOMM Inc.	1.300%	5/20/28	22,933	19,862
	QUALCOMM Inc.	2.150%	5/20/30	7,516	6,593
	QUALCOMM Inc.	1.650%	5/20/32	15,437	12,478
	QUALCOMM Inc.	4.250%	5/20/32	4,300	4,368
	QUALCOMM Inc.	4.650%	5/20/35	11,597	11,897
	QUALCOMM Inc.	4.800%	5/20/45	21,034	21,486
	QUALCOMM Inc.	4.300%	5/20/47	18,213	17,452
	QUALCOMM Inc.	3.250%	5/20/50	8,025	6,556
	QUALCOMM Inc.	4.500%	5/20/52	10,900	10,788
	Quanta Services Inc.	2.900%	10/1/30	13,255	10,914
	Quanta Services Inc.	3.050%	10/1/41	816	566
	RELX Capital Inc.	4.000%	3/18/29	3,016	2,915
	RELX Capital Inc.	3.000%	5/22/30	9,519	8,536
	RELX Capital Inc.	4.750%	5/20/32	6,900	6,997
	Roper Technologies Inc.	3.650%	9/15/23	2,675	2,679
	Roper Technologies Inc.	2.350%	9/15/24	3,828	3,711
	Roper Technologies Inc.	1.000%	9/15/25	9,268	8,377
	Roper Technologies Inc.	3.850%	12/15/25	2,555	2,536
	Roper Technologies Inc.	3.800%	12/15/26	12,179	11,915
	Roper Technologies Inc.	1.400%	9/15/27	11,269	9,655
	Roper Technologies Inc.	4.200%	9/15/28	14,249	13,942
	Roper Technologies Inc.	2.950%	9/15/29	14,475	12,751
	Roper Technologies Inc.	2.000%	6/30/30	11,300	9,120
	Roper Technologies Inc.	1.750%	2/15/31	13,935	10,852
	S&P Global Inc.	2.950%	1/22/27	2,695	2,591
[7]	S&P Global Inc.	2.450%	3/1/27	8,000	7,493
[7]	S&P Global Inc.	4.750%	8/1/28	10,215	10,394
[7]	S&P Global Inc.	2.700%	3/1/29	8,280	7,538
[7]	S&P Global Inc.	4.250%	5/1/29	12,382	12,264
	S&P Global Inc.	2.500%	12/1/29	11,316	10,005
	S&P Global Inc.	1.250%	8/15/30	8,929	7,081
[7]	S&P Global Inc.	2.900%	3/1/32	18,500	16,482
	S&P Global Inc.	3.250%	12/1/49	9,236	7,237
[7]	S&P Global Inc.	3.700%	3/1/52	8,270	7,070
	S&P Global Inc.	2.300%	8/15/60	12,173	7,479
[7]	S&P Global Inc.	3.900%	3/1/62	5,000	4,250
	Salesforce Inc.	3.700%	4/11/28	19,517	19,295
	Salesforce Inc.	1.500%	7/15/28	14,875	12,989
	Salesforce Inc.	1.950%	7/15/31	20,569	17,481
	Salesforce Inc.	2.700%	7/15/41	17,725	13,722
	Salesforce Inc.	2.900%	7/15/51	26,380	19,983
	Salesforce Inc.	3.050%	7/15/61	17,447	12,821
	ServiceNow Inc.	1.400%	9/1/30	20,025	15,661
	Skyworks Solutions Inc.	1.800%	6/1/26	9,755	8,654
	Skyworks Solutions Inc.	3.000%	6/1/31	10,299	8,391
[7]	TD SYNNEX Corp.	1.750%	8/9/26	7,353	6,487
[7]	TD SYNNEX Corp.	2.375%	8/9/28	9,058	7,635
	Teledyne FLIR LLC	2.500%	8/1/30	6,793	5,607
	Texas Instruments Inc.	2.625%	5/15/24	4,065	4,027
	Texas Instruments Inc.	1.375%	3/12/25	13,108	12,412
	Texas Instruments Inc.	1.125%	9/15/26	6,635	6,036
	Texas Instruments Inc.	2.900%	11/3/27	12,899	12,336
	Texas Instruments Inc.	2.250%	9/4/29	16,576	14,760
	Texas Instruments Inc.	1.750%	5/4/30	9,600	8,208
	Texas Instruments Inc.	1.900%	9/15/31	4,375	3,715
	Texas Instruments Inc.	3.875%	3/15/39	10,070	9,482
	Texas Instruments Inc.	4.150%	5/15/48	19,611	18,918
	Texas Instruments Inc.	2.700%	9/15/51	5,430	4,140
	TSMC Arizona Corp.	1.750%	10/25/26	16,490	15,141
	TSMC Arizona Corp.	3.875%	4/22/27	8,125	8,098
	TSMC Arizona Corp.	4.125%	4/22/29	6,400	6,389
	TSMC Arizona Corp.	2.500%	10/25/31	16,895	14,522
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	4.250%	4/22/32	6,550	6,471
	TSMC Arizona Corp.	3.125%	10/25/41	13,046	10,679
	TSMC Arizona Corp.	3.250%	10/25/51	13,985	11,280
	TSMC Arizona Corp.	4.500%	4/22/52	13,090	12,920
	Verisk Analytics Inc.	4.000%	6/15/25	12,641	12,548
	Verisk Analytics Inc.	4.125%	3/15/29	9,940	9,558
	Verisk Analytics Inc.	5.500%	6/15/45	5,623	5,636
	Verisk Analytics Inc.	3.625%	5/15/50	8,700	6,741
	VMware Inc.	0.600%	8/15/23	14,361	13,876
	VMware Inc.	4.500%	5/15/25	21,669	21,763
	VMware Inc.	1.400%	8/15/26	20,428	18,082
	VMware Inc.	4.650%	5/15/27	12,867	12,814
	VMware Inc.	3.900%	8/21/27	27,915	26,809
	VMware Inc.	1.800%	8/15/28	10,284	8,544
	VMware Inc.	4.700%	5/15/30	13,879	13,324
	VMware Inc.	2.200%	8/15/31	20,375	16,027
	Western Digital Corp.	4.750%	2/15/26	30,485	29,157
	Western Digital Corp.	2.850%	2/1/29	5,960	4,858
	Western Digital Corp.	3.100%	2/1/32	7,215	5,527
	Workday Inc.	3.500%	4/1/27	12,570	12,042
	Workday Inc.	3.700%	4/1/29	5,059	4,742
	Workday Inc.	3.800%	4/1/32	8,313	7,601
	Xilinx Inc.	2.950%	6/1/24	9,075	9,010
	Xilinx Inc.	2.375%	6/1/30	10,850	9,543
					6,796,255
Utilities (2.2%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,987
[3]	AEP Texas Inc.	2.100%	7/1/30	5,190	4,319
	AEP Texas Inc.	3.800%	10/1/47	6,700	5,379
[3]	AEP Texas Inc.	3.450%	1/15/50	6,413	4,944
	AEP Transmission Co. LLC	3.100%	12/1/26	5,990	5,789
	AEP Transmission Co. LLC	4.000%	12/1/46	6,640	5,900
	AEP Transmission Co. LLC	3.750%	12/1/47	6,800	5,761
	AEP Transmission Co. LLC	4.250%	9/15/48	4,919	4,494
	AEP Transmission Co. LLC	3.800%	6/15/49	5,962	5,063
	AEP Transmission Co. LLC	3.150%	9/15/49	5,410	4,129
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	8,164	6,773
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	7,037	4,942
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	7,250	6,949
	AES Corp.	1.375%	1/15/26	10,089	8,901
	AES Corp.	2.450%	1/15/31	10,733	8,633
[3]	Alabama Power Co.	3.550%	12/1/23	9,171	9,199
[3]	Alabama Power Co.	1.450%	9/15/30	4,914	3,997
	Alabama Power Co.	6.125%	5/15/38	1,667	1,836
	Alabama Power Co.	6.000%	3/1/39	3,222	3,535
	Alabama Power Co.	3.850%	12/1/42	2,900	2,482
	Alabama Power Co.	4.150%	8/15/44	6,715	5,991
	Alabama Power Co.	3.750%	3/1/45	4,854	4,016
	Alabama Power Co.	4.300%	1/2/46	11,473	10,389
[3]	Alabama Power Co.	3.700%	12/1/47	8,020	6,696
[3]	Alabama Power Co.	4.300%	7/15/48	3,845	3,468
	Alabama Power Co.	3.450%	10/1/49	23,216	18,288
	Alabama Power Co.	3.125%	7/15/51	8,448	6,334
	Alabama Power Co.	3.000%	3/15/52	18,675	13,737
	Ameren Corp.	2.500%	9/15/24	1,200	1,164
	Ameren Corp.	3.650%	2/15/26	5,140	5,048
	Ameren Corp.	1.950%	3/15/27	1,500	1,346
	Ameren Corp.	1.750%	3/15/28	6,000	5,169
	Ameren Corp.	3.500%	1/15/31	11,207	10,270
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,303
	Ameren Illinois Co.	3.800%	5/15/28	6,120	6,012
	Ameren Illinois Co.	1.550%	11/15/30	4,545	3,702
	Ameren Illinois Co.	4.150%	3/15/46	5,656	5,159
	Ameren Illinois Co.	3.700%	12/1/47	7,515	6,440
	Ameren Illinois Co.	4.500%	3/15/49	8,065	7,795
	Ameren Illinois Co.	3.250%	3/15/50	7,023	5,485
	Ameren Illinois Co.	2.900%	6/15/51	5,083	3,745
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	3,000	2,879
	American Electric Power Co. Inc.	2.031%	3/15/24	8,000	7,734

70

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,699
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,064
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	10,435
	American Electric Power Co. Inc.	2.300%	3/1/30	362	305
	American Electric Power Co. Inc.	3.250%	3/1/50	5,502	3,963
	American Electric Power Co. Inc.	3.875%	2/15/62	5,270	4,101
	American Water Capital Corp.	3.850%	3/1/24	6,650	6,656
	American Water Capital Corp.	3.400%	3/1/25	8,735	8,629
	American Water Capital Corp.	2.950%	9/1/27	8,496	7,983
	American Water Capital Corp.	3.750%	9/1/28	6,675	6,451
	American Water Capital Corp.	3.450%	6/1/29	13,804	12,974
	American Water Capital Corp.	2.800%	5/1/30	5,309	4,762
	American Water Capital Corp.	2.300%	6/1/31	8,025	6,794
	American Water Capital Corp.	6.593%	10/15/37	8,391	9,737
	American Water Capital Corp.	4.300%	12/1/42	170	157
	American Water Capital Corp.	4.300%	9/1/45	7,827	6,991
	American Water Capital Corp.	4.000%	12/1/46	1,540	1,334
	American Water Capital Corp.	3.750%	9/1/47	9,606	8,022
	American Water Capital Corp.	4.200%	9/1/48	9,155	8,204
	American Water Capital Corp.	4.150%	6/1/49	6,980	6,157
	American Water Capital Corp.	3.450%	5/1/50	6,605	5,261
	American Water Capital Corp.	3.250%	6/1/51	6,320	4,919
	Appalachian Power Co.	3.400%	6/1/25	4,912	4,849
[3]	Appalachian Power Co.	3.300%	6/1/27	5,963	5,717
[3]	Appalachian Power Co.	2.700%	4/1/31	7,469	6,432
	Appalachian Power Co.	7.000%	4/1/38	1,035	1,198
	Appalachian Power Co.	4.400%	5/15/44	4,426	3,883
	Appalachian Power Co.	4.450%	6/1/45	9,172	7,997
[3]	Appalachian Power Co.	4.500%	3/1/49	13,650	12,142
[3]	Appalachian Power Co.	3.700%	5/1/50	6,600	5,258
	Arizona Public Service Co.	3.150%	5/15/25	5,202	5,093
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,407
	Arizona Public Service Co.	2.600%	8/15/29	4,504	3,946
	Arizona Public Service Co.	2.200%	12/15/31	83	67
	Arizona Public Service Co.	5.050%	9/1/41	395	373
	Arizona Public Service Co.	4.500%	4/1/42	9,909	8,802
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,162
	Arizona Public Service Co.	3.750%	5/15/46	12,710	10,209
	Arizona Public Service Co.	4.200%	8/15/48	546	464
	Arizona Public Service Co.	4.250%	3/1/49	6,956	5,998
	Arizona Public Service Co.	3.500%	12/1/49	3,905	2,934
	Arizona Public Service Co.	3.350%	5/15/50	2,995	2,195
	Arizona Public Service Co.	2.650%	9/15/50	3,404	2,182
	Atlantic City Electric Co.	2.300%	3/15/31	5,665	4,890
	Atmos Energy Corp.	3.000%	6/15/27	8,310	7,976
	Atmos Energy Corp.	2.625%	9/15/29	3,341	2,977
	Atmos Energy Corp.	1.500%	1/15/31	820	656
	Atmos Energy Corp.	5.500%	6/15/41	10,450	11,011
	Atmos Energy Corp.	4.150%	1/15/43	6,560	5,811
	Atmos Energy Corp.	4.125%	10/15/44	3,961	3,541
	Atmos Energy Corp.	4.300%	10/1/48	2,340	2,175
	Atmos Energy Corp.	3.375%	9/15/49	19,763	15,850
	Atmos Energy Corp.	2.850%	2/15/52	16,025	11,550
	Avangrid Inc.	3.150%	12/1/24	9,989	9,764
	Avangrid Inc.	3.200%	4/15/25	407	395
	Avangrid Inc.	3.800%	6/1/29	12,754	11,933
	Avista Corp.	4.350%	6/1/48	4,795	4,495
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,821	7,793
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,351	5,990
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,081	1,242
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,312	4,365
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	8,503	7,297
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,245	2,069
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,120	4,736
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,325	4,658
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,780	4,634
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,324	8,374
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,157
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,035	4,068
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,620	7,241
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	18,571	17,820
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,660	6,191
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,066	12,202
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,406	5,911
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,062	8,136
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	11,386	10,554
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,169	8,547
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	21,072	19,610
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,540	16,020
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	16,477	11,691
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	12,680	12,235
	Black Hills Corp.	4.250%	11/30/23	4,634	4,650
	Black Hills Corp.	1.037%	8/23/24	10,000	9,367
	Black Hills Corp.	3.950%	1/15/26	2,810	2,782
	Black Hills Corp.	3.150%	1/15/27	5,125	4,876
	Black Hills Corp.	3.050%	10/15/29	6,291	5,580
	Black Hills Corp.	4.350%	5/1/33	6,739	6,301
	Black Hills Corp.	4.200%	9/15/46	3,860	3,281
	Black Hills Corp.	3.875%	10/15/49	5,010	4,024
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,637	2,479
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,114	2,025
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,735	4,113
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,200	2,004
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,385	9,816
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,325	3,217
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,725	5,150
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,535	6,198
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,650	4,258
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,725	7,940
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,015	1,736
	CenterPoint Energy Inc.	2.500%	9/1/24	2,470	2,388
	CenterPoint Energy Inc.	1.450%	6/1/26	14,999	13,529
	CenterPoint Energy Inc.	4.250%	11/1/28	1,835	1,787
	CenterPoint Energy Inc.	2.950%	3/1/30	14,560	12,949
	CenterPoint Energy Inc.	2.650%	6/1/31	3,050	2,601
	CenterPoint Energy Inc.	3.700%	9/1/49	8,690	6,972
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,816	3,730
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,982	5,669
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,950	7,466
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	3,631
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,306	6,099
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	446
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	5,388
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,661
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,298
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,025
	CMS Energy Corp.	3.450%	8/15/27	4,046	3,878
	CMS Energy Corp.	4.875%	3/1/44	6,305	6,007
[3]	CMS Energy Corp.	4.750%	6/1/50	6,100	5,363
	CMS Energy Corp.	3.750%	12/1/50	3,225	2,496
	Commonwealth Edison Co.	2.550%	6/15/26	12,199	11,697
[3]	Commonwealth Edison Co.	2.950%	8/15/27	4,750	4,527
	Commonwealth Edison Co.	3.700%	8/15/28	3,358	3,270
	Commonwealth Edison Co.	2.200%	3/1/30	4,039	3,506
	Commonwealth Edison Co.	5.900%	3/15/36	4,159	4,662

71

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	6.450%	1/15/38	9,048	10,586
	Commonwealth Edison Co.	3.800%	10/1/42	5,486	4,699
	Commonwealth Edison Co.	4.600%	8/15/43	6,320	6,104
	Commonwealth Edison Co.	4.700%	1/15/44	6,077	5,940
	Commonwealth Edison Co.	3.700%	3/1/45	10,450	8,738
	Commonwealth Edison Co.	4.350%	11/15/45	6,775	6,255
	Commonwealth Edison Co.	3.650%	6/15/46	13,973	11,849
[3]	Commonwealth Edison Co.	3.750%	8/15/47	9,583	8,223
	Commonwealth Edison Co.	4.000%	3/1/48	10,120	9,112
	Commonwealth Edison Co.	4.000%	3/1/49	10,784	9,636
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,225	5,626
	Commonwealth Edison Co.	3.000%	3/1/50	7,748	5,923
[3]	Commonwealth Edison Co.	2.750%	9/1/51	6,638	4,734
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	5,000	4,515
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	7,175	6,973
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	3,860	3,261
	Connecticut Light & Power Co.	4.300%	4/15/44	6,065	5,637
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	4,850	4,402
	Connecticut Light & Power Co.	4.000%	4/1/48	10,690	9,687
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,399
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,089	1,066
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,331
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,585	6,804
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,144	5,483
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,150	3,494
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	592
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,931	4,587
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,282	11,684
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,143	10,683
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,705	3,192
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,838	20,934
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	14,010	12,878
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,710	14,157
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,947	6,653
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,202	7,156
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	6,385	4,852
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,726	5,279
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,722	4,136
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,210	3,493
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,124	9,083
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,468	5,915
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,850	9,363
[3]	Consolidated Edison Inc.	0.650%	12/1/23	8,450	8,127
	Constellation Energy Generation LLC	6.250%	10/1/39	14,143	14,459
	Constellation Energy Generation LLC	5.750%	10/1/41	7,988	7,727
	Constellation Energy Generation LLC	5.600%	6/15/42	11,592	11,076
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	3.375%	8/15/23	7,585	7,592
	Consumers Energy Co.	3.800%	11/15/28	7,344	7,184
	Consumers Energy Co.	3.950%	5/15/43	4,778	4,240
	Consumers Energy Co.	3.250%	8/15/46	6,784	5,448
	Consumers Energy Co.	3.950%	7/15/47	4,875	4,384
	Consumers Energy Co.	4.050%	5/15/48	6,957	6,351
	Consumers Energy Co.	4.350%	4/15/49	8,155	7,764
	Consumers Energy Co.	3.100%	8/15/50	7,690	5,907
	Consumers Energy Co.	3.500%	8/1/51	19,432	16,209
	Consumers Energy Co.	2.650%	8/15/52	4,075	2,868
	Consumers Energy Co.	2.500%	5/1/60	8,785	5,617
	Dayton Power & Light Co.	3.950%	6/15/49	1,628	1,388
	Delmarva Power & Light Co.	3.500%	11/15/23	4,760	4,775
	Delmarva Power & Light Co.	4.150%	5/15/45	5,548	4,930
	Dominion Energy Inc.	3.071%	8/15/24	6,243	6,097
	Dominion Energy Inc.	3.900%	10/1/25	10,933	10,896
[3]	Dominion Energy Inc.	1.450%	4/15/26	6,667	6,031
[3]	Dominion Energy Inc.	2.850%	8/15/26	7,616	7,230
[3]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,332
	Dominion Energy Inc.	4.250%	6/1/28	5,353	5,275
[3]	Dominion Energy Inc.	3.375%	4/1/30	36,306	33,201
[3]	Dominion Energy Inc.	2.250%	8/15/31	10,175	8,378
[3]	Dominion Energy Inc.	6.300%	3/15/33	6,298	6,896
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,537
[3]	Dominion Energy Inc.	5.950%	6/15/35	4,385	4,672
	Dominion Energy Inc.	7.000%	6/15/38	5,693	6,588
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,200	4,881
[3]	Dominion Energy Inc.	4.900%	8/1/41	11,860	11,371
[3]	Dominion Energy Inc.	4.050%	9/15/42	8,926	7,650
	Dominion Energy Inc.	4.700%	12/1/44	4,401	4,064
[3]	Dominion Energy Inc.	4.600%	3/15/49	7,491	7,017
[3]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,086
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,235	1,911
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,320	7,346
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,330	3,720
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,852	4,025
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,473	6,129
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,313	6,286
	DTE Electric Co.	3.650%	3/15/24	9,250	9,306
	DTE Electric Co.	3.375%	3/1/25	8,028	7,957
[3]	DTE Electric Co.	1.900%	4/1/28	3,575	3,191
	DTE Electric Co.	2.250%	3/1/30	25,702	22,499
[3]	DTE Electric Co.	2.625%	3/1/31	7,625	6,769
[3]	DTE Electric Co.	4.000%	4/1/43	6,425	5,734
	DTE Electric Co.	4.300%	7/1/44	825	765
	DTE Electric Co.	3.700%	3/15/45	7,804	6,653
	DTE Electric Co.	3.700%	6/1/46	3,127	2,719
	DTE Electric Co.	3.750%	8/15/47	6,445	5,633
[3]	DTE Electric Co.	4.050%	5/15/48	3,750	3,437
	DTE Electric Co.	3.950%	3/1/49	5,557	4,997
	DTE Electric Co.	2.950%	3/1/50	7,020	5,340
[3]	DTE Electric Co.	3.250%	4/1/51	5,825	4,679
[3]	DTE Energy Co.	2.529%	10/1/24	5,122	4,950
[3]	DTE Energy Co.	1.050%	6/1/25	7,695	7,076
	DTE Energy Co.	2.850%	10/1/26	41,013	38,794
[3]	DTE Energy Co.	3.400%	6/15/29	16,008	14,685
	DTE Energy Co.	2.950%	3/1/30	3,639	3,224
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,692	8,400
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,356	15,150
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	6,120	6,621
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,482	5,785
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,886	6,087
	Duke Energy Carolinas LLC	2.550%	4/15/31	5,700	4,993
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,815	5,418

72

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,306	11,205
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,195	8,015
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,241	6,981
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,558	9,970
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,287	5,814
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,879	7,027
	Duke Energy Carolinas LLC	3.750%	6/1/45	10,678	8,968
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,145	9,762
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,858	8,368
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,350	2,070
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,742	6,852
	Duke Energy Carolinas LLC	3.450%	4/15/51	7,100	5,801
	Duke Energy Corp.	3.950%	10/15/23	4,900	4,922
	Duke Energy Corp.	0.900%	9/15/25	5,800	5,258
	Duke Energy Corp.	2.650%	9/1/26	13,069	12,266
	Duke Energy Corp.	3.150%	8/15/27	15,754	14,898
	Duke Energy Corp.	3.400%	6/15/29	6,714	6,144
	Duke Energy Corp.	2.450%	6/1/30	18,881	15,916
	Duke Energy Corp.	2.550%	6/15/31	9,215	7,661
	Duke Energy Corp.	4.800%	12/15/45	4,793	4,374
	Duke Energy Corp.	3.750%	9/1/46	21,363	16,849
	Duke Energy Corp.	3.950%	8/15/47	1,203	977
	Duke Energy Corp.	4.200%	6/15/49	8,550	7,140
	Duke Energy Corp.	3.500%	6/15/51	8,435	6,362
	Duke Energy Corp.	3.250%	1/15/82	2,153	1,666
	Duke Energy Florida LLC	3.200%	1/15/27	4,497	4,377
	Duke Energy Florida LLC	3.800%	7/15/28	6,118	5,980
	Duke Energy Florida LLC	2.500%	12/1/29	15,550	13,827
	Duke Energy Florida LLC	1.750%	6/15/30	8,078	6,719
	Duke Energy Florida LLC	2.400%	12/15/31	8,300	7,097
	Duke Energy Florida LLC	6.350%	9/15/37	9,006	10,308
	Duke Energy Florida LLC	6.400%	6/15/38	10,406	12,215
	Duke Energy Florida LLC	5.650%	4/1/40	2,085	2,216
	Duke Energy Florida LLC	3.850%	11/15/42	1,639	1,425
	Duke Energy Florida LLC	3.400%	10/1/46	8,985	7,086
	Duke Energy Florida LLC	4.200%	7/15/48	5,825	5,228
	Duke Energy Florida LLC	3.000%	12/15/51	5,475	4,099
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	438	438
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,050	3,797
	Duke Energy Indiana LLC	6.120%	10/15/35	5,848	6,292
	Duke Energy Indiana LLC	6.350%	8/15/38	9,664	10,960
	Duke Energy Indiana LLC	6.450%	4/1/39	4,410	4,981
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	3,792	3,692
	Duke Energy Indiana LLC	3.750%	5/15/46	19,713	16,712
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	5,868	4,545
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,201
	Duke Energy Ohio Inc.	3.650%	2/1/29	14,949	14,287
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,320	3,648
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,023	5,851
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,413	2,194
	Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,514
	Duke Energy Progress LLC	3.250%	8/15/25	13,430	13,308
	Duke Energy Progress LLC	3.700%	9/1/28	8,105	7,865
	Duke Energy Progress LLC	3.450%	3/15/29	10,511	10,000
	Duke Energy Progress LLC	2.000%	8/15/31	8,305	6,884
	Duke Energy Progress LLC	6.300%	4/1/38	5,617	6,410
	Duke Energy Progress LLC	4.100%	5/15/42	5,342	4,815
	Duke Energy Progress LLC	4.100%	3/15/43	7,095	6,384
	Duke Energy Progress LLC	4.375%	3/30/44	15,115	14,061
	Duke Energy Progress LLC	4.150%	12/1/44	8,074	7,233
	Duke Energy Progress LLC	4.200%	8/15/45	8,062	7,283
	Duke Energy Progress LLC	3.700%	10/15/46	8,350	7,106
	Duke Energy Progress LLC	3.600%	9/15/47	7,358	6,128
	Duke Energy Progress LLC	2.500%	8/15/50	4,550	3,118
	Duke Energy Progress LLC	2.900%	8/15/51	8,475	6,264
	Duke Energy Progress LLC	4.000%	4/1/52	5,530	4,971
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	4,175	3,843
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	5,250	4,833
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,468
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	831
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,689
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,315
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	5,265	5,205
	Edison International	3.550%	11/15/24	5,888	5,749
	Edison International	5.750%	6/15/27	3,713	3,776
	Edison International	4.125%	3/15/28	5,450	5,079
	El Paso Electric Co.	6.000%	5/15/35	3,375	3,587
	El Paso Electric Co.	5.000%	12/1/44	4,500	4,183
	Emera US Finance LP	3.550%	6/15/26	9,881	9,464
	Emera US Finance LP	4.750%	6/15/46	17,309	15,267
	Enel Americas SA	4.000%	10/25/26	7,516	7,301
	Enel Chile SA	4.875%	6/12/28	13,471	12,896
	Entergy Arkansas LLC	3.500%	4/1/26	6,278	6,190
	Entergy Arkansas LLC	4.200%	4/1/49	5,213	4,823
	Entergy Arkansas LLC	2.650%	6/15/51	10,040	6,989
	Entergy Corp.	0.900%	9/15/25	10,788	9,719
	Entergy Corp.	2.950%	9/1/26	11,639	11,040
	Entergy Corp.	1.900%	6/15/28	2,883	2,475
	Entergy Corp.	2.800%	6/15/30	18,293	15,713
	Entergy Corp.	2.400%	6/15/31	7,979	6,492
	Entergy Corp.	3.750%	6/15/50	12,565	9,958
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,285
	Entergy Louisiana LLC	4.050%	9/1/23	6,608	6,641
	Entergy Louisiana LLC	0.620%	11/17/23	3,458	3,324
	Entergy Louisiana LLC	0.950%	10/1/24	10,450	9,848
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,304
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,495
	Entergy Louisiana LLC	3.120%	9/1/27	7,127	6,784
	Entergy Louisiana LLC	3.250%	4/1/28	5,537	5,207
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,582
	Entergy Louisiana LLC	3.050%	6/1/31	12,389	11,160
	Entergy Louisiana LLC	2.350%	6/15/32	8,145	6,816
	Entergy Louisiana LLC	4.000%	3/15/33	14,380	13,665
	Entergy Louisiana LLC	3.100%	6/15/41	6,752	5,369
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	11,656
	Entergy Louisiana LLC	4.200%	9/1/48	10,310	9,461
	Entergy Louisiana LLC	4.200%	4/1/50	10,570	9,588
	Entergy Louisiana LLC	2.900%	3/15/51	12,786	9,247
	Entergy Mississippi LLC	2.850%	6/1/28	13,377	12,312
	Entergy Mississippi LLC	3.850%	6/1/49	6,625	5,639
	Entergy Texas Inc.	1.750%	3/15/31	11,218	9,110
	Entergy Texas Inc.	4.500%	3/30/39	639	600
	Entergy Texas Inc.	3.550%	9/30/49	4,324	3,465
	Essential Utilities Inc.	3.566%	5/1/29	9,134	8,527
	Essential Utilities Inc.	2.704%	4/15/30	8,110	7,088
	Essential Utilities Inc.	4.276%	5/1/49	5,800	5,050
	Essential Utilities Inc.	3.351%	4/15/50	6,195	4,640
	Essential Utilities Inc.	5.300%	5/1/52	6,150	6,184
	Evergy Inc.	2.450%	9/15/24	4,267	4,108
	Evergy Inc.	2.900%	9/15/29	7,013	6,185
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,267
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	12,892
	Evergy Kansas Central Inc.	4.125%	3/1/42	8,997	8,050
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,928
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,304	3,885
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,350	4,142
[3]	Evergy Metro Inc.	2.250%	6/1/30	6,896	5,962
	Evergy Metro Inc.	5.300%	10/1/41	7,845	8,098
	Evergy Metro Inc.	4.200%	6/15/47	7,345	6,592
	Evergy Metro Inc.	4.200%	3/15/48	3,263	2,926
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,157	1,033
[3]	Eversource Energy	3.800%	12/1/23	6,200	6,194

73

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Eversource Energy	2.900%	10/1/24	4,080	3,987
[3]	Eversource Energy	3.150%	1/15/25	5,697	5,569
[3]	Eversource Energy	3.300%	1/15/28	7,625	7,187
[3]	Eversource Energy	4.250%	4/1/29	6,750	6,592
[3]	Eversource Energy	1.650%	8/15/30	8,945	7,112
	Eversource Energy	2.550%	3/15/31	4,613	3,911
	Eversource Energy	3.450%	1/15/50	12,375	9,556
[3]	Exelon Corp.	3.950%	6/15/25	23,246	23,182
	Exelon Corp.	3.400%	4/15/26	13,715	13,310
[7]	Exelon Corp.	2.750%	3/15/27	1,000	937
	Exelon Corp.	4.050%	4/15/30	20,184	19,369
[7]	Exelon Corp.	3.350%	3/15/32	1,000	896
[3]	Exelon Corp.	4.950%	6/15/35	7,862	7,645
	Exelon Corp.	5.625%	6/15/35	7,219	7,516
	Exelon Corp.	5.100%	6/15/45	4,837	4,772
	Exelon Corp.	4.450%	4/15/46	10,060	9,078
	Exelon Corp.	4.700%	4/15/50	12,834	11,970
[7]	Exelon Corp.	4.100%	3/15/52	2,670	2,291
	Florida Power & Light Co.	3.250%	6/1/24	10,415	10,421
	Florida Power & Light Co.	2.850%	4/1/25	21,857	21,501
	Florida Power & Light Co.	3.125%	12/1/25	8,850	8,754
	Florida Power & Light Co.	2.450%	2/3/32	13,831	12,065
	Florida Power & Light Co.	5.625%	4/1/34	3,211	3,570
	Florida Power & Light Co.	4.950%	6/1/35	1,868	1,940
	Florida Power & Light Co.	5.650%	2/1/37	4,296	4,707
	Florida Power & Light Co.	5.950%	2/1/38	8,965	10,129
	Florida Power & Light Co.	5.960%	4/1/39	1,192	1,348
	Florida Power & Light Co.	5.690%	3/1/40	787	871
	Florida Power & Light Co.	5.250%	2/1/41	1,835	1,951
	Florida Power & Light Co.	4.125%	2/1/42	17,162	16,161
	Florida Power & Light Co.	4.050%	6/1/42	8,790	8,120
	Florida Power & Light Co.	3.800%	12/15/42	6,022	5,370
	Florida Power & Light Co.	4.050%	10/1/44	4,440	4,092
	Florida Power & Light Co.	3.700%	12/1/47	9,625	8,480
	Florida Power & Light Co.	3.950%	3/1/48	25,603	23,475
	Florida Power & Light Co.	3.990%	3/1/49	1,313	1,202
	Florida Power & Light Co.	3.150%	10/1/49	14,830	11,809
	Fortis Inc.	3.055%	10/4/26	12,515	11,754
[3]	Georgia Power Co.	2.100%	7/30/23	11,148	10,985
[3]	Georgia Power Co.	2.200%	9/15/24	7,575	7,310
	Georgia Power Co.	3.250%	4/1/26	9,050	8,798
	Georgia Power Co.	3.250%	3/30/27	8,046	7,661
[3]	Georgia Power Co.	2.650%	9/15/29	9,933	8,743
[3]	Georgia Power Co.	4.750%	9/1/40	8,877	8,051
	Georgia Power Co.	4.300%	3/15/42	12,490	10,862
	Georgia Power Co.	4.300%	3/15/43	5,315	4,601
[3]	Georgia Power Co.	3.700%	1/30/50	5,246	4,174
[3]	Georgia Power Co.	3.250%	3/15/51	8,700	6,398
[3]	Gulf Power Co.	3.300%	5/30/27	4,205	4,076
	Iberdrola International BV	6.750%	7/15/36	4,166	4,834
	Indiana Michigan Power Co.	3.850%	5/15/28	11,575	11,202
	Indiana Michigan Power Co.	6.050%	3/15/37	7,554	8,287
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	6,236
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	9,680	7,959
	Indiana Michigan Power Co.	3.250%	5/1/51	13,920	10,571
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	12,945
	Interstate Power & Light Co.	4.100%	9/26/28	8,575	8,482
	Interstate Power & Light Co.	3.600%	4/1/29	5,331	5,081
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,179
	Interstate Power & Light Co.	6.250%	7/15/39	3,795	4,249
	Interstate Power & Light Co.	3.700%	9/15/46	3,802	3,114
	Interstate Power & Light Co.	3.500%	9/30/49	392	313
	Interstate Power & Light Co.	3.100%	11/30/51	5,175	3,750
	IPALCO Enterprises Inc.	3.700%	9/1/24	370	365
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,877	4,530
	ITC Holdings Corp.	3.650%	6/15/24	4,482	4,439
	ITC Holdings Corp.	3.250%	6/30/26	6,380	6,136
	ITC Holdings Corp.	3.350%	11/15/27	8,658	8,267
	ITC Holdings Corp.	5.300%	7/1/43	11,850	11,903
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,815	2,835
	Kentucky Utilities Co.	5.125%	11/1/40	7,266	7,265
	Kentucky Utilities Co.	4.375%	10/1/45	7,620	6,931
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	4,674
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,289
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,097	10,986
	MidAmerican Energy Co.	3.500%	10/15/24	10,694	10,696
	MidAmerican Energy Co.	3.100%	5/1/27	5,680	5,488
	MidAmerican Energy Co.	3.650%	4/15/29	9,417	9,164
	MidAmerican Energy Co.	6.750%	12/30/31	4,314	5,081
[3]	MidAmerican Energy Co.	5.750%	11/1/35	3,200	3,517
[3]	MidAmerican Energy Co.	5.800%	10/15/36	8,780	9,733
	MidAmerican Energy Co.	4.800%	9/15/43	5,316	5,278
	MidAmerican Energy Co.	4.400%	10/15/44	2,158	2,043
	MidAmerican Energy Co.	4.250%	5/1/46	7,895	7,301
	MidAmerican Energy Co.	3.950%	8/1/47	4,487	3,995
	MidAmerican Energy Co.	3.650%	8/1/48	12,020	10,133
	MidAmerican Energy Co.	4.250%	7/15/49	8,566	7,965
	MidAmerican Energy Co.	3.150%	4/15/50	2,770	2,165
	Mississippi Power Co.	3.950%	3/30/28	1,775	1,727
[3]	Mississippi Power Co.	4.250%	3/15/42	8,090	7,092
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,961
	National Fuel Gas Co.	5.500%	1/15/26	4,436	4,451
	National Fuel Gas Co.	3.950%	9/15/27	4,415	4,114
	National Fuel Gas Co.	4.750%	9/1/28	10,846	10,569
	National Fuel Gas Co.	2.950%	3/1/31	3,648	2,968
	National Grid USA	5.803%	4/1/35	3,183	3,352
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	6,189	6,203
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,161	15,029
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,102	2,951
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,942	9,724
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	4,000	3,970
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,002	9,773
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,564	15,772
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,239	5,050
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	566	543
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	6,256	6,110
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	8,039	7,658
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,237	6,297
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,000	776
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,715	4,549
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,910	2,373
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,870	11,316
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	6,034
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,750	10,029
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,600	13,574
[3]	Nevada Power Co.	3.700%	5/1/29	12,145	11,698
[3]	Nevada Power Co.	2.400%	5/1/30	7,865	6,852
[3]	Nevada Power Co.	6.650%	4/1/36	5,840	6,720
[3]	Nevada Power Co.	6.750%	7/1/37	4,597	5,352
[3]	Nevada Power Co.	3.125%	8/1/50	8,308	6,164

74

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	14,270	14,075
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	4,800	4,824
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,800	4,840
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,309	16,727
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,378	4,681
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,529	6,094
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	5,811	5,136
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,464	29,793
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,365	7,709
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	5,962	5,258
	NiSource Inc.	0.950%	8/15/25	12,681	11,379
	NiSource Inc.	3.490%	5/15/27	10,641	10,187
	NiSource Inc.	2.950%	9/1/29	12,627	11,201
	NiSource Inc.	3.600%	5/1/30	3,366	3,085
	NiSource Inc.	1.700%	2/15/31	16,039	12,511
	NiSource Inc.	5.950%	6/15/41	7,257	7,517
	NiSource Inc.	5.250%	2/15/43	2,215	2,149
	NiSource Inc.	4.800%	2/15/44	3,884	3,499
	NiSource Inc.	5.650%	2/1/45	5,055	5,038
	NiSource Inc.	4.375%	5/15/47	28,772	25,317
	NiSource Inc.	3.950%	3/30/48	1,272	1,054
	Northern States Power Co.	2.250%	4/1/31	1,855	1,624
	Northern States Power Co.	6.250%	6/1/36	3,670	4,220
	Northern States Power Co.	6.200%	7/1/37	5,561	6,482
	Northern States Power Co.	5.350%	11/1/39	9,596	10,307
	Northern States Power Co.	3.400%	8/15/42	6,559	5,538
	Northern States Power Co.	4.125%	5/15/44	1,043	944
	Northern States Power Co.	4.000%	8/15/45	3,120	2,740
	Northern States Power Co.	3.600%	5/15/46	345	295
	Northern States Power Co.	3.600%	9/15/47	1,632	1,376
	Northern States Power Co.	2.900%	3/1/50	5,321	4,009
	Northern States Power Co.	2.600%	6/1/51	1,392	983
	Northern States Power Co.	3.200%	4/1/52	4,675	3,723
	Northern States Power Co.	4.500%	6/1/52	6,300	6,191
	NorthWestern Corp.	4.176%	11/15/44	5,130	4,465
	NSTAR Electric Co.	3.200%	5/15/27	8,325	8,031
	NSTAR Electric Co.	3.250%	5/15/29	5,363	5,073
	NSTAR Electric Co.	3.950%	4/1/30	2,133	2,092
	NSTAR Electric Co.	5.500%	3/15/40	5,446	5,861
	NSTAR Electric Co.	4.400%	3/1/44	3,300	3,062
	Oglethorpe Power Corp.	5.950%	11/1/39	3,143	3,307
	Oglethorpe Power Corp.	5.375%	11/1/40	8,450	8,314
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	6,500	5,577
	Oglethorpe Power Corp.	5.050%	10/1/48	1,785	1,668
	Oglethorpe Power Corp.	5.250%	9/1/50	1,018	964
	Ohio Edison Co.	6.875%	7/15/36	2,430	2,843
[3]	Ohio Power Co.	2.600%	4/1/30	450	398
[3]	Ohio Power Co.	1.625%	1/15/31	6,627	5,350
	Ohio Power Co.	4.150%	4/1/48	5,305	4,657
	Ohio Power Co.	4.000%	6/1/49	5,665	4,895
[3]	Ohio Power Co.	2.900%	10/1/51	4,160	2,978
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,554
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,861
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,826
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,756
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	11,385	11,228
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	9,935
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,528
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	7,048	6,858
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	1,731
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	8,430	7,666
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,654	6,830
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,130	3,879
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,892	2,421
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,940	6,269
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,919	4,779
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,295	2,434
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,637	10,895
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,938	4,348
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,305	3,049
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,243	11,677
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,020	6,231
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,319	6,340
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,475	1,791
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,657	5,104
	ONE Gas Inc.	1.100%	3/11/24	7,560	7,188
	ONE Gas Inc.	2.000%	5/15/30	3,050	2,542
	ONE Gas Inc.	4.658%	2/1/44	5,915	5,351
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,572
	Pacific Gas & Electric Co.	1.700%	11/15/23	4,370	4,204
	Pacific Gas & Electric Co.	3.850%	11/15/23	9,405	9,299
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,216	4,125
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,429	7,052
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,931	1,814
	Pacific Gas & Electric Co.	3.150%	1/1/26	29,054	26,467
	Pacific Gas & Electric Co.	2.100%	8/1/27	4,788	4,021
	Pacific Gas & Electric Co.	3.300%	12/1/27	33,052	28,849
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,670	2,310
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,560	17,261
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,286	36,652
	Pacific Gas & Electric Co.	2.500%	2/1/31	27,888	21,435
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,830	4,696
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,046	20,955
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,409	7,885
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,900	5,117
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,165	11,575
	Pacific Gas & Electric Co.	4.300%	3/15/45	10,306	7,500
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,584	4,130
	Pacific Gas & Electric Co.	3.950%	12/1/47	29,303	20,385
	Pacific Gas & Electric Co.	4.950%	7/1/50	46,154	36,804
	Pacific Gas & Electric Co.	3.500%	8/1/50	28,252	18,870
	PacifiCorp	3.600%	4/1/24	7,264	7,280
	PacifiCorp	3.500%	6/15/29	14,067	13,362
	PacifiCorp	2.700%	9/15/30	6,648	5,870
	PacifiCorp	7.700%	11/15/31	1,399	1,712
	PacifiCorp	5.250%	6/15/35	3,968	4,058
	PacifiCorp	6.100%	8/1/36	5,828	6,414
	PacifiCorp	5.750%	4/1/37	10,490	11,113
	PacifiCorp	6.250%	10/15/37	8,112	9,089
	PacifiCorp	6.350%	7/15/38	4,232	4,795
	PacifiCorp	6.000%	1/15/39	5,146	5,648
	PacifiCorp	4.100%	2/1/42	5,640	5,012
	PacifiCorp	4.125%	1/15/49	19,087	17,057
	PacifiCorp	4.150%	2/15/50	13,389	12,006
	PacifiCorp	3.300%	3/15/51	11,891	9,332
	PacifiCorp	2.900%	6/15/52	19,758	14,463
	PECO Energy Co.	3.150%	10/15/25	2,350	2,313
	PECO Energy Co.	3.900%	3/1/48	6,896	6,185
	PECO Energy Co.	3.000%	9/15/49	5,925	4,493
	PECO Energy Co.	2.800%	6/15/50	6,640	4,873
	PECO Energy Co.	3.050%	3/15/51	5,226	4,009
	PECO Energy Co.	2.850%	9/15/51	4,000	2,942
	PECO Energy Co.	4.600%	5/15/52	5,270	5,291
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	4,200	3,903
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,300	1,101
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,125	4,060

75

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	11,490	11,445
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	3,464	3,459
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,400	15,406
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,388
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,825	5,410
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,605	3,890
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,240
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	3,338
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,025	7,454
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	9,715
	Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,541
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	9,043
	Potomac Electric Power Co.	4.150%	3/15/43	6,057	5,502
	PPL Capital Funding Inc.	3.100%	5/15/26	10,052	9,567
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,942	6,758
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,240	2,893
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	4,905
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,530	5,870
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,777	3,481
	Progress Energy Inc.	7.750%	3/1/31	5,908	6,902
	Progress Energy Inc.	6.000%	12/1/39	7,274	7,672
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	5,538
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,451	4,595
	Public Service Co. of Colorado	1.875%	6/15/31	10,245	8,556
[3]	Public Service Co. of Colorado	4.100%	6/1/32	3,400	3,388
[3]	Public Service Co. of Colorado	6.250%	9/1/37	1,223	1,421
	Public Service Co. of Colorado	3.600%	9/15/42	7,910	6,763
	Public Service Co. of Colorado	4.300%	3/15/44	1,737	1,597
	Public Service Co. of Colorado	3.800%	6/15/47	1,776	1,563
	Public Service Co. of Colorado	4.100%	6/15/48	4,475	4,072
	Public Service Co. of Colorado	4.050%	9/15/49	6,732	6,059
[3]	Public Service Co. of Colorado	3.200%	3/1/50	3,413	2,695
[3]	Public Service Co. of Colorado	2.700%	1/15/51	6,324	4,529
[3]	Public Service Co. of Colorado	4.500%	6/1/52	5,000	4,905
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,388	4,392
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,639	4,724
[3]	Public Service Electric & Gas Co.	3.250%	9/1/23	125	125
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,393	11,148
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,945	4,643
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,691	6,446
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,337
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,225	1,193
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,480
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,743	3,343
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,223
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	448
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,815	5,249
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,111	1,806
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	16,823	14,763
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	6,501	5,498
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,118	9,793
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,255	999
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,860	3,004
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,025	7,916
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,410	5,897
	Public Service Enterprise Group Inc.	2.875%	6/15/24	5,266	5,159
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	7,888
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,660	9,275
	Puget Energy Inc.	3.650%	5/15/25	11,158	10,942
	Puget Energy Inc.	4.100%	6/15/30	5,894	5,484
	Puget Sound Energy Inc.	6.274%	3/15/37	3,680	4,137
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	7,348
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	1,953
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	3,494
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	8,844
	Puget Sound Energy Inc.	4.223%	6/15/48	7,096	6,282
	Puget Sound Energy Inc.	3.250%	9/15/49	5,575	4,266
[3]	San Diego Gas & Electric Co.	3.600%	9/1/23	7,757	7,778
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,912	1,816
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,188	3,443
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,121
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,845	5,498
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,600	4,737
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	6,820
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,200	2,481
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	3,037
	Sempra Energy	3.300%	4/1/25	9,040	8,833
	Sempra Energy	3.250%	6/15/27	9,953	9,439
	Sempra Energy	3.400%	2/1/28	14,097	13,313
	Sempra Energy	3.800%	2/1/38	14,675	12,377
	Sempra Energy	6.000%	10/15/39	24,780	26,087
	Sempra Energy	4.000%	2/1/48	10,968	9,083
	Sempra Energy	4.125%	4/1/52	5,316	4,269
	Sierra Pacific Power Co.	2.600%	5/1/26	13,135	12,497
[3]	Southern California Edison Co.	0.700%	8/1/23	5,320	5,159
[3]	Southern California Edison Co.	3.500%	10/1/23	9,977	9,967
	Southern California Edison Co.	1.100%	4/1/24	7,398	7,037
[3]	Southern California Edison Co.	0.975%	8/1/24	4,000	3,775
[3]	Southern California Edison Co.	3.700%	8/1/25	16,664	16,405
[3]	Southern California Edison Co.	1.200%	2/1/26	5,800	5,211
[3]	Southern California Edison Co.	3.650%	3/1/28	12,387	11,729
[3]	Southern California Edison Co.	4.200%	3/1/29	8,182	7,880
	Southern California Edison Co.	6.650%	4/1/29	3,700	3,933
	Southern California Edison Co.	2.850%	8/1/29	4,517	4,004
	Southern California Edison Co.	2.250%	6/1/30	7,575	6,356
[3]	Southern California Edison Co.	2.500%	6/1/31	7,050	5,920
	Southern California Edison Co.	2.750%	2/1/32	4,590	3,881
	Southern California Edison Co.	6.000%	1/15/34	6,460	6,888
[3]	Southern California Edison Co.	5.750%	4/1/35	3,206	3,278
[3]	Southern California Edison Co.	5.350%	7/15/35	9,483	9,455
	Southern California Edison Co.	5.625%	2/1/36	6,390	6,433
[3]	Southern California Edison Co.	5.550%	1/15/37	6,225	6,239
[3]	Southern California Edison Co.	5.950%	2/1/38	10,230	10,629
	Southern California Edison Co.	6.050%	3/15/39	3,386	3,542
	Southern California Edison Co.	5.500%	3/15/40	8,463	8,350
	Southern California Edison Co.	4.500%	9/1/40	5,238	4,643
	Southern California Edison Co.	4.050%	3/15/42	13,800	11,436
[3]	Southern California Edison Co.	3.900%	3/15/43	6,761	5,413
	Southern California Edison Co.	4.650%	10/1/43	5,498	4,971
[3]	Southern California Edison Co.	3.600%	2/1/45	5,495	4,116
	Southern California Edison Co.	4.000%	4/1/47	5,108	4,143
[3]	Southern California Edison Co.	4.125%	3/1/48	20,671	17,061
[3]	Southern California Edison Co.	4.875%	3/1/49	8,080	7,337
	Southern California Edison Co.	3.650%	2/1/50	18,122	13,867
[3]	Southern California Edison Co.	2.950%	2/1/51	8,525	5,797
[3]	Southern California Edison Co.	3.650%	6/1/51	6,250	4,868
	Southern California Edison Co.	3.450%	2/1/52	6,265	4,660
	Southern California Gas Co.	3.150%	9/15/24	5,320	5,286
	Southern California Gas Co.	3.200%	6/15/25	2,314	2,270
[3]	Southern California Gas Co.	2.600%	6/15/26	13,800	13,079
	Southern California Gas Co.	2.950%	4/15/27	8,300	7,876
[3]	Southern California Gas Co.	2.550%	2/1/30	9,701	8,576
	Southern California Gas Co.	3.750%	9/15/42	4,495	3,766
[3]	Southern California Gas Co.	4.125%	6/1/48	5,450	4,778
[3]	Southern California Gas Co.	4.300%	1/15/49	1,270	1,152
[3]	Southern California Gas Co.	3.950%	2/15/50	6,040	5,198
	Southern Co.	2.950%	7/1/23	8,919	8,818
[3]	Southern Co.	0.600%	2/26/24	3,762	3,565
	Southern Co.	4.475%	8/1/24	7,745	7,774
	Southern Co.	3.250%	7/1/26	22,005	21,076

76

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.113%	8/1/27	6,300	6,362
[3]	Southern Co.	1.750%	3/15/28	5,120	4,379
[3]	Southern Co.	3.700%	4/30/30	9,720	9,026
	Southern Co.	4.250%	7/1/36	7,185	6,592
	Southern Co.	4.400%	7/1/46	11,235	9,795
[3]	Southern Co.	4.000%	1/15/51	6,100	5,450
[3]	Southern Co.	3.750%	9/15/51	14,296	12,122
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	10,521	10,373
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,543	7,233
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	9,542	7,526
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,425	5,708
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,446	4,729
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,025	4,920
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,800	16,415
[3]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	700	496
	Southern Power Co.	4.150%	12/1/25	5,900	5,903
	Southern Power Co.	0.900%	1/15/26	1,000	891
	Southern Power Co.	5.150%	9/15/41	11,381	10,721
	Southern Power Co.	5.250%	7/15/43	3,750	3,558
[3]	Southern Power Co.	4.950%	12/15/46	4,700	4,312
	Southwest Gas Corp.	3.700%	4/1/28	9,075	8,519
	Southwest Gas Corp.	2.200%	6/15/30	1,350	1,090
	Southwest Gas Corp.	3.800%	9/29/46	1,175	922
	Southwest Gas Corp.	4.150%	6/1/49	4,400	3,641
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	7,647	6,972
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	5,710	5,348
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	17,420	16,828
	Southwestern Electric Power Co.	6.200%	3/15/40	8,563	9,247
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	15,217	12,228
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	7,150	5,780
	Southwestern Electric Power Co.	3.250%	11/1/51	7,250	5,349
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	2,972
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	5,990
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	16,412
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	7,098
[3]	Southwestern Public Service Co.	4.400%	11/15/48	11,507	10,545
	Southwestern Public Service Co.	3.750%	6/15/49	6,687	5,614
[3]	Southwestern Public Service Co.	3.150%	5/1/50	10,700	8,196
	Tampa Electric Co.	2.400%	3/15/31	4,010	3,464
	Tampa Electric Co.	4.100%	6/15/42	927	821
	Tampa Electric Co.	4.350%	5/15/44	5,935	5,417
	Tampa Electric Co.	4.300%	6/15/48	4,556	4,128
	Tampa Electric Co.	4.450%	6/15/49	5,830	5,411
	Tampa Electric Co.	3.625%	6/15/50	5,095	4,150
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,579
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,361
	Tucson Electric Power Co.	3.050%	3/15/25	3,434	3,371
	Tucson Electric Power Co.	1.500%	8/1/30	5,716	4,561
	Tucson Electric Power Co.	3.250%	5/15/32	3,200	2,884
	Tucson Electric Power Co.	4.850%	12/1/48	3,235	3,102
	Tucson Electric Power Co.	4.000%	6/15/50	6,892	5,828
	Union Electric Co.	3.500%	4/15/24	8,630	8,632
	Union Electric Co.	2.950%	6/15/27	6,465	6,155
	Union Electric Co.	3.500%	3/15/29	6,619	6,336
	Union Electric Co.	2.950%	3/15/30	10,429	9,482
	Union Electric Co.	2.150%	3/15/32	6,578	5,485
	Union Electric Co.	5.300%	8/1/37	3,570	3,707
	Union Electric Co.	8.450%	3/15/39	1,775	2,381
	Union Electric Co.	3.900%	9/15/42	5,637	4,934
	Union Electric Co.	3.650%	4/15/45	8,424	6,932
	Union Electric Co.	4.000%	4/1/48	9,860	8,643
	Union Electric Co.	3.250%	10/1/49	6,950	5,398
	Union Electric Co.	2.625%	3/15/51	5,425	3,787
	Union Electric Co.	3.900%	4/1/52	3,265	2,891
	United Utilities plc	6.875%	8/15/28	1,575	1,708
	Veolia Environnement SA	6.750%	6/1/38	3,690	4,372
	Virginia Electric & Power Co.	3.450%	2/15/24	5,370	5,357
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,210	5,121
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	17,143	16,647
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	5,151	4,907
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	32,446	31,697
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	21,878	21,358
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	4,545	4,162
	Virginia Electric & Power Co.	2.300%	11/15/31	4,035	3,429
	Virginia Electric & Power Co.	2.400%	3/30/32	8,540	7,308
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	8,562	9,441
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	8,242	9,132
	Virginia Electric & Power Co.	6.350%	11/30/37	5,305	6,152
	Virginia Electric & Power Co.	8.875%	11/15/38	2,766	3,904
	Virginia Electric & Power Co.	4.000%	1/15/43	9,886	8,674
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	10,217	9,729
	Virginia Electric & Power Co.	4.450%	2/15/44	12,241	11,383
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	8,305	7,448
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	14,913	13,166
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	8,301	7,070
	Virginia Electric & Power Co.	4.600%	12/1/48	7,385	7,098
	Virginia Electric & Power Co.	3.300%	12/1/49	935	744
	Virginia Electric & Power Co.	2.450%	12/15/50	13,741	9,224
	Virginia Electric & Power Co.	2.950%	11/15/51	26,030	19,329
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	7,600	7,378
[3]	Washington Gas Light Co.	3.796%	9/15/46	4,835	4,142
[3]	Washington Gas Light Co.	3.650%	9/15/49	6,375	5,324
	WEC Energy Group Inc.	0.550%	9/15/23	7,151	6,911
	WEC Energy Group Inc.	0.800%	3/15/24	6,085	5,777
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,335
	WEC Energy Group Inc.	1.375%	10/15/27	7,662	6,637
	WEC Energy Group Inc.	2.200%	12/15/28	2,546	2,229
	WEC Energy Group Inc.	1.800%	10/15/30	7,970	6,415
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,859
	Wisconsin Electric Power Co.	1.700%	6/15/28	3,860	3,364
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	842
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,276
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,055	3,719
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,317
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,942
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,990	4,064
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,575	3,028
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,075	4,880
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,225	971
	Wisconsin Public Service Corp.	2.850%	12/1/51	5,780	4,197
	Xcel Energy Inc.	0.500%	10/15/23	7,257	6,974
	Xcel Energy Inc.	3.300%	6/1/25	7,555	7,421
	Xcel Energy Inc.	3.350%	12/1/26	5,772	5,570
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,575
	Xcel Energy Inc.	4.000%	6/15/28	7,098	6,938
	Xcel Energy Inc.	2.600%	12/1/29	9,962	8,758
	Xcel Energy Inc.	3.400%	6/1/30	17,903	16,466
	Xcel Energy Inc.	2.350%	11/15/31	4,072	3,372
	Xcel Energy Inc.	4.600%	6/1/32	8,800	8,742
	Xcel Energy Inc.	6.500%	7/1/36	9,088	10,335
	Xcel Energy Inc.	3.500%	12/1/49	6,570	5,218
					6,112,900
Total Corporate Bonds (Cost $83,641,930)					74,675,081
Sovereign Bonds (3.7%)
	African Development Bank	3.000%	9/20/23	22,509	22,502
[3]	African Development Bank	0.875%	3/23/26	36,555	33,623
[3]	African Development Bank	0.875%	7/22/26	23,832	21,749
[3]	Asian Development Bank	0.250%	7/14/23	60,025	58,442
[3]	Asian Development Bank	0.250%	10/6/23	57,370	55,473
	Asian Development Bank	2.625%	1/30/24	14,059	13,971
[3]	Asian Development Bank	0.375%	6/11/24	38,250	36,326
[3]	Asian Development Bank	0.625%	10/8/24	31,705	30,053
	Asian Development Bank	1.500%	10/18/24	51,170	49,413
[3]	Asian Development Bank	2.000%	1/22/25	16,765	16,322
[3]	Asian Development Bank	2.125%	3/19/25	3,485	3,399
	Asian Development Bank	0.625%	4/29/25	51,633	48,205
[3]	Asian Development Bank	2.875%	5/6/25	53,970	53,632

77

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asian Development Bank	0.375%	9/3/25	76,090	69,813
[3]	Asian Development Bank	0.500%	2/4/26	68,009	61,944
[3]	Asian Development Bank	1.000%	4/14/26	27,873	25,745
[3]	Asian Development Bank	2.000%	4/24/26	13,525	12,959
[3]	Asian Development Bank	1.750%	8/14/26	2,585	2,447
[3]	Asian Development Bank	2.625%	1/12/27	22,927	22,425
[3]	Asian Development Bank	1.500%	1/20/27	52,105	48,490
	Asian Development Bank	6.220%	8/15/27	1,230	1,387
[3]	Asian Development Bank	2.500%	11/2/27	41,416	40,053
[3]	Asian Development Bank	2.750%	1/19/28	25,217	24,647
[3]	Asian Development Bank	1.250%	6/9/28	8,500	7,605
	Asian Development Bank	5.820%	6/16/28	3,750	4,261
[3]	Asian Development Bank	3.125%	9/26/28	12,625	12,572
[3]	Asian Development Bank	1.750%	9/19/29	38,458	34,895
[3]	Asian Development Bank	1.875%	1/24/30	20,733	18,897
[3]	Asian Development Bank	0.750%	10/8/30	26,825	22,160
[3]	Asian Development Bank	1.500%	3/4/31	31,900	27,862
	Asian Development Bank	3.125%	4/27/32	25,000	24,826
	Asian Infrastructure Investment Bank	0.250%	9/29/23	12,790	12,355
	Asian Infrastructure Investment Bank	2.250%	5/16/24	42,639	41,919
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,675	17,253
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,350	15,362
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,180	36,395
	Canadian Government Bond	1.625%	1/22/25	41,605	40,169
	Canadian Government Bond	2.875%	4/28/25	34,650	34,449
	Canadian Government Bond	0.750%	5/19/26	57,425	52,432
	Corp. Andina de Fomento	3.750%	11/23/23	15,430	15,494
	Corp. Andina de Fomento	1.250%	10/26/24	20,490	19,435
	Corp. Andina de Fomento	1.625%	9/23/25	6,000	5,621
	Corp. Andina de Fomento	2.250%	2/8/27	9,700	9,024
	Council of Europe Development Bank	0.250%	10/20/23	17,855	17,223
	Council of Europe Development Bank	2.500%	2/27/24	4,925	4,883
	Council of Europe Development Bank	0.375%	6/10/24	5,970	5,666
	Council of Europe Development Bank	1.375%	2/27/25	13,125	12,558
	Council of Europe Development Bank	3.000%	6/16/25	7,560	7,534
	Council of Europe Development Bank	0.875%	9/22/26	18,347	16,711
	Equinor ASA	2.650%	1/15/24	32,443	32,134
	Equinor ASA	3.700%	3/1/24	20,768	20,864
	Equinor ASA	3.250%	11/10/24	15,977	15,895
	Equinor ASA	2.875%	4/6/25	13,322	13,088
	Equinor ASA	1.750%	1/22/26	19,488	18,177
	Equinor ASA	3.000%	4/6/27	6,699	6,448
	Equinor ASA	7.250%	9/23/27	8,242	9,424
	Equinor ASA	3.625%	9/10/28	12,605	12,324
[7]	Equinor ASA	6.500%	12/1/28	975	1,087
	Equinor ASA	3.125%	4/6/30	24,440	22,632
	Equinor ASA	2.375%	5/22/30	8,723	7,653
	Equinor ASA	3.625%	4/6/40	7,711	6,778
	Equinor ASA	5.100%	8/17/40	8,121	8,520
	Equinor ASA	4.250%	11/23/41	11,059	10,425
	Equinor ASA	3.950%	5/15/43	13,318	11,899
	Equinor ASA	4.800%	11/8/43	10,550	10,567
	Equinor ASA	3.250%	11/18/49	25,951	20,607
	Equinor ASA	3.700%	4/6/50	30,907	26,652
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	29,403	28,640
	European Bank for Reconstruction & Development	1.625%	9/27/24	7,725	7,491
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,400	5,185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Bank for Reconstruction & Development	0.500%	5/19/25	33,722	31,305
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	32,590	29,807
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	40,967	37,278
[3]	European Investment Bank	2.875%	8/15/23	53,568	53,512
	European Investment Bank	0.250%	9/15/23	75,113	72,714
[3]	European Investment Bank	3.125%	12/14/23	54,169	54,239
	European Investment Bank	3.250%	1/29/24	61,062	61,260
	European Investment Bank	2.625%	3/15/24	39,136	38,864
	European Investment Bank	2.250%	6/24/24	53,401	52,568
	European Investment Bank	0.375%	7/24/24	20,000	18,950
	European Investment Bank	2.500%	10/15/24	27,090	26,757
	European Investment Bank	1.875%	2/10/25	65,341	63,400
	European Investment Bank	1.625%	3/14/25	68,384	65,839
	European Investment Bank	0.625%	7/25/25	83,080	77,110
	European Investment Bank	2.750%	8/15/25	40,100	39,677
	European Investment Bank	0.375%	12/15/25	58,626	53,387
	European Investment Bank	0.375%	3/26/26	55,613	50,205
	European Investment Bank	2.125%	4/13/26	51,716	49,893
	European Investment Bank	0.750%	10/26/26	4,987	4,510
[3]	European Investment Bank	1.375%	3/15/27	39,355	36,324
	European Investment Bank	2.375%	5/24/27	18,292	17,667
	European Investment Bank	0.625%	10/21/27	2,959	2,595
	European Investment Bank	1.750%	3/15/29	200	183
	European Investment Bank	1.625%	10/9/29	14,435	13,017
	European Investment Bank	0.875%	5/17/30	10,425	8,763
	European Investment Bank	0.750%	9/23/30	23,270	19,322
	European Investment Bank	1.250%	2/14/31	30,137	25,845
	European Investment Bank	4.875%	2/15/36	28,290	32,915
[8]	Export Development Canada	2.625%	2/21/24	21,765	21,621
[8]	Export Development Canada	3.000%	5/25/27	26,100	25,878
	Export-Import Bank of Korea	3.625%	11/27/23	16,064	16,173
	Export-Import Bank of Korea	4.000%	1/14/24	33,700	34,106
	Export-Import Bank of Korea	0.375%	2/9/24	6,520	6,233
	Export-Import Bank of Korea	2.875%	1/21/25	3,538	3,485
	Export-Import Bank of Korea	1.875%	2/12/25	16,200	15,551
	Export-Import Bank of Korea	3.250%	11/10/25	6,880	6,814
	Export-Import Bank of Korea	0.625%	2/9/26	3,175	2,868
	Export-Import Bank of Korea	2.625%	5/26/26	31,255	30,264
	Export-Import Bank of Korea	3.250%	8/12/26	1,125	1,113
	Export-Import Bank of Korea	1.625%	1/18/27	7,825	7,188
	Export-Import Bank of Korea	2.375%	4/21/27	250	237
	Export-Import Bank of Korea	1.250%	9/21/30	25,400	20,955
	Export-Import Bank of Korea	1.375%	2/9/31	5,450	4,488
	Export-Import Bank of Korea	2.125%	1/18/32	11,500	9,916
	Export-Import Bank of Korea	2.500%	6/29/41	13,175	10,544
[9]	FMS Wertmanagement	2.750%	1/30/24	5,345	5,318
[3]	Hong Kong Government International Bond	1.750%	11/24/31	1,400	1,217
[3]	Hydro-Quebec	8.050%	7/7/24	8,490	9,238
[3]	Hydro-Quebec	8.500%	12/1/29	5,546	7,261
	Inter-American Development Bank	3.000%	10/4/23	19,736	19,731
	Inter-American Development Bank	0.250%	11/15/23	77,705	74,849
	Inter-American Development Bank	2.625%	1/16/24	27,083	26,911
	Inter-American Development Bank	3.000%	2/21/24	34,799	34,768
[5]	Inter-American Development Bank	3.250%	7/1/24	15,000	15,036
	Inter-American Development Bank	0.500%	9/23/24	30,914	29,222
	Inter-American Development Bank	2.125%	1/15/25	32,465	31,713
[3]	Inter-American Development Bank	1.750%	3/14/25	43,285	41,791
	Inter-American Development Bank	0.875%	4/3/25	35,952	33,861
	Inter-American Development Bank	7.000%	6/15/25	5,849	6,460
	Inter-American Development Bank	0.625%	7/15/25	63,837	59,254
[3]	Inter-American Development Bank	0.875%	4/20/26	80,109	73,575
[3]	Inter-American Development Bank	2.000%	6/2/26	37,240	35,645
	Inter-American Development Bank	2.000%	7/23/26	26,728	25,555
	Inter-American Development Bank	1.500%	1/13/27	3,055	2,845
	Inter-American Development Bank	2.375%	7/7/27	50,205	48,367

78

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	0.625%	9/16/27	40,050	35,182
	Inter-American Development Bank	1.125%	7/20/28	27,502	24,396
	Inter-American Development Bank	3.125%	9/18/28	42,004	41,840
	Inter-American Development Bank	2.250%	6/18/29	22,505	21,161
[3]	Inter-American Development Bank	1.125%	1/13/31	30,055	25,482
[3]	Inter-American Development Bank	3.875%	10/28/41	4,720	4,809
	Inter-American Development Bank	3.200%	8/7/42	11,792	10,894
	Inter-American Development Bank	4.375%	1/24/44	11,750	12,954
	International Bank for Reconstruction & Development	3.000%	9/27/23	79,745	79,731
	International Bank for Reconstruction & Development	0.250%	11/24/23	88,490	85,186
	International Bank for Reconstruction & Development	2.500%	3/19/24	54,780	54,280
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	55,997	54,215
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	74,181	73,239
	International Bank for Reconstruction & Development	1.625%	1/15/25	39,710	38,328
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,046	4,925
	International Bank for Reconstruction & Development	0.750%	3/11/25	21,128	19,867
	International Bank for Reconstruction & Development	0.625%	4/22/25	92,185	86,133
	International Bank for Reconstruction & Development	0.375%	7/28/25	91,129	83,881
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	29,408	28,865
	International Bank for Reconstruction & Development	0.500%	10/28/25	97,017	89,034
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	16,012	16,006
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,239
	International Bank for Reconstruction & Development	0.875%	7/15/26	35,990	32,927
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	9,101	8,640
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	24,044	23,253
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,958	52,813
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	35,037	31,674
	International Bank for Reconstruction & Development	1.125%	9/13/28	32,695	28,915
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	16,555	15,017
	International Bank for Reconstruction & Development	0.875%	5/14/30	26,665	22,399
	International Bank for Reconstruction & Development	0.750%	8/26/30	52,875	43,772
	International Bank for Reconstruction & Development	1.250%	2/10/31	57,300	49,045
	International Bank for Reconstruction & Development	1.625%	11/3/31	103,650	90,643
	International Bank for Reconstruction & Development	2.500%	3/29/32	35,495	33,447
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,790	12,225
[3]	International Finance Corp.	2.875%	7/31/23	25,350	25,319
[3]	International Finance Corp.	1.375%	10/16/24	22,430	21,620
[3]	International Finance Corp.	0.375%	7/16/25	6,350	5,851
[3]	International Finance Corp.	2.125%	4/7/26	24,895	23,982
	International Finance Corp.	0.750%	8/27/30	10,075	8,349
[3,10]	Japan Bank for International Cooperation	1.625%	10/17/22	11,250	11,225
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	5,187	5,199
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,655
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	35,185	34,088
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	22,290	22,368
[3,10]	Japan Bank for International Cooperation	0.500%	4/15/24	6,000	5,725
[3,10]	Japan Bank for International Cooperation	2.500%	5/23/24	23,500	23,198
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	20,705	20,631
[3,10]	Japan Bank for International Cooperation	1.750%	10/17/24	13,378	12,965
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	37,444	36,434
[10]	Japan Bank for International Cooperation	2.875%	4/14/25	1,080	1,068
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	33,758	31,192
[3,10]	Japan Bank for International Cooperation	2.750%	1/21/26	10,592	10,363
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	2,796	2,694
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	32,155	30,730
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	34,191	33,383
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	9,023
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	31,290	30,223
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	14,144	14,045
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	22,065	22,078
[10]	Japan Bank for International Cooperation	2.125%	2/16/29	19,415	17,924
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	12,722	11,555
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	16,230	13,677
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	17,750	15,659
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,760	11,384
[10]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	29,691
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,216
[10]	Japan International Cooperation Agency	1.000%	7/22/30	6,450	5,333
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	3,130
[9]	KFW	0.250%	10/19/23	98,675	95,256
[9]	KFW	2.625%	2/28/24	26,423	26,246
[9]	KFW	0.250%	3/8/24	55,225	52,713
[9]	KFW	1.375%	8/5/24	36,801	35,576
[9]	KFW	0.500%	9/20/24	68,730	64,992
[9]	KFW	2.500%	11/20/24	65,011	64,167
[9]	KFW	1.250%	1/31/25	59,998	57,314
[9]	KFW	2.000%	5/2/25	22,947	22,268
[9]	KFW	0.375%	7/18/25	101,069	93,069
[9]	KFW	0.625%	1/22/26	90,150	82,547
[9]	KFW	1.000%	10/1/26	53,975	49,441
[9]	KFW	3.000%	5/20/27	27,705	27,519
[9]	KFW	2.875%	4/3/28	22,944	22,587
[9]	KFW	1.750%	9/14/29	17,208	15,676
[9]	KFW	0.750%	9/30/30	30,875	25,599
[9]	KFW	0.000%	4/18/36	20,967	13,289
[9]	KFW	0.000%	6/29/37	40,645	24,416
	Korea Development Bank	3.750%	1/22/24	23,949	24,122

79

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	3.250%	2/19/24	4,100	4,099
	Korea Development Bank	2.125%	10/1/24	6,630	6,454
	Korea Development Bank	0.750%	1/25/25	10,965	10,244
	Korea Development Bank	3.375%	9/16/25	1,975	1,966
	Korea Development Bank	0.800%	4/27/26	300	272
	Korea Development Bank	2.000%	9/12/26	2,000	1,881
	Korea Development Bank	1.375%	4/25/27	8,320	7,497
	Korea Development Bank	1.625%	1/19/31	13,900	11,711
	Korea Development Bank	2.000%	10/25/31	10,091	8,605
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	14,871
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	38,897	37,903
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,190	12,241
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	25,150	24,610
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	18,000	16,538
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	17,211
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,574	14,054
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	26,525	22,183
	Nordic Investment Bank	2.875%	7/19/23	13,850	13,849
	Nordic Investment Bank	2.250%	5/21/24	12,715	12,522
	Nordic Investment Bank	0.375%	9/20/24	5,600	5,280
	Nordic Investment Bank	0.375%	9/11/25	27,545	25,268
[3]	Nordic Investment Bank	0.500%	1/21/26	19,000	17,321
	North American Development Bank	2.400%	10/26/22	1,658	1,655
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	12,451	12,465
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	15,455	14,840
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	34,175	31,304
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	24,000	21,836
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	11,345	11,455
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	27,599
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	23,539	23,838
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	8,957	11,199
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	6,905	6,315
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	43,536	43,611
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	33,985	33,468
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	475	459
[12]	Petroleos Mexicanos	2.378%	4/15/25	848	795
	Province of Alberta	3.350%	11/1/23	32,128	32,219
	Province of Alberta	2.950%	1/23/24	15,224	15,186
	Province of Alberta	1.875%	11/13/24	29,203	28,332
	Province of Alberta	1.000%	5/20/25	20,085	18,874
	Province of Alberta	3.300%	3/15/28	20,010	19,847
	Province of Alberta	1.300%	7/22/30	43,040	36,565
[3]	Province of British Columbia	1.750%	9/27/24	17,927	17,422
[3]	Province of British Columbia	6.500%	1/15/26	266	292
	Province of British Columbia	2.250%	6/2/26	8,519	8,198
	Province of British Columbia	0.900%	7/20/26	19,186	17,464
	Province of British Columbia	1.300%	1/29/31	15,990	13,512
	Province of British Columbia	7.250%	9/1/36	65	91
[3]	Province of Manitoba	2.600%	4/16/24	19,675	19,496
	Province of Manitoba	3.050%	5/14/24	2,404	2,399
	Province of Manitoba	2.125%	6/22/26	5,308	5,062
[3]	Province of Manitoba	1.500%	10/25/28	10,735	9,560
	Province of New Brunswick	3.625%	2/24/28	6,700	6,772
	Province of Ontario	3.400%	10/17/23	52,625	52,838
	Province of Ontario	3.050%	1/29/24	14,318	14,315
	Province of Ontario	3.200%	5/16/24	7,607	7,611
	Province of Ontario	2.500%	4/27/26	21,388	20,752
	Province of Ontario	2.300%	6/15/26	42,700	41,078
	Province of Ontario	3.100%	5/19/27	42,300	41,769
	Province of Ontario	2.000%	10/2/29	32,195	29,206
	Province of Ontario	1.125%	10/7/30	24,210	20,204
	Province of Ontario	1.600%	2/25/31	45,560	39,196
	Province of Ontario	1.800%	10/14/31	39,180	33,845
[3]	Province of Quebec	7.500%	7/15/23	300	314
[3]	Province of Quebec	7.125%	2/9/24	10,810	11,452
[3]	Province of Quebec	2.500%	4/9/24	2,500	2,472
[3]	Province of Quebec	2.875%	10/16/24	19,488	19,383
[3]	Province of Quebec	1.500%	2/11/25	16,597	15,926
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	0.600%	7/23/25	32,855	30,370
	Province of Quebec	2.500%	4/20/26	24,450	23,753
	Province of Quebec	2.750%	4/12/27	46,505	45,332
[3]	Province of Quebec	7.500%	9/15/29	18,058	22,512
	Province of Quebec	1.350%	5/28/30	19,400	16,612
	Province of Quebec	1.900%	4/21/31	92,105	81,434
	Province of Saskatchewan	3.250%	6/8/27	9,100	9,054
	Republic of Chile	2.250%	10/30/22	2,485	2,480
	Republic of Chile	3.125%	3/27/25	7,020	6,852
	Republic of Chile	3.125%	1/21/26	12,218	11,803
[3]	Republic of Chile	2.750%	1/31/27	13,629	12,736
[3]	Republic of Chile	3.240%	2/6/28	28,101	26,460
[3]	Republic of Chile	2.450%	1/31/31	22,765	19,427
[3]	Republic of Chile	2.550%	7/27/33	45,795	37,411
[3]	Republic of Chile	3.500%	1/31/34	16,817	14,955
[3]	Republic of Chile	3.100%	5/7/41	34,610	26,414
[3]	Republic of Chile	4.340%	3/7/42	10,670	9,507
[3]	Republic of Chile	3.500%	1/25/50	29,836	22,958
[3]	Republic of Chile	4.000%	1/31/52	19,960	16,551
[3]	Republic of Chile	3.100%	1/22/61	11,737	7,938
[3]	Republic of Chile	3.250%	9/21/71	5,069	3,384
	Republic of Finland	6.950%	2/15/26	2,770	3,100
	Republic of Hungary	5.750%	11/22/23	4,236	4,321
	Republic of Hungary	5.375%	3/25/24	31,186	31,804
	Republic of Hungary	7.625%	3/29/41	17,909	20,667
	Republic of Indonesia	4.450%	2/11/24	250	252
	Republic of Indonesia	3.500%	1/11/28	14,817	14,148
	Republic of Indonesia	4.100%	4/24/28	19,789	19,452
	Republic of Indonesia	4.750%	2/11/29	22,112	22,304
	Republic of Indonesia	3.400%	9/18/29	7,702	7,149
	Republic of Indonesia	2.850%	2/14/30	8,696	7,743
	Republic of Indonesia	3.850%	10/15/30	20,537	19,509
	Republic of Indonesia	1.850%	3/12/31	18,240	14,764
[3]	Republic of Indonesia	2.150%	7/28/31	3,240	2,655
[3]	Republic of Indonesia	3.550%	3/31/32	11,915	10,807
	Republic of Indonesia	4.350%	1/11/48	40,812	35,559
	Republic of Indonesia	5.350%	2/11/49	19,300	18,933
	Republic of Indonesia	3.700%	10/30/49	10,425	8,363
	Republic of Indonesia	3.500%	2/14/50	5,525	4,357
	Republic of Indonesia	4.200%	10/15/50	22,889	19,673
	Republic of Indonesia	3.050%	3/12/51	13,830	10,502
[3]	Republic of Indonesia	4.300%	3/31/52	3,730	3,252
[3]	Republic of Indonesia	3.200%	9/23/61	1,020	719
	Republic of Indonesia	4.450%	4/15/70	16,655	14,195
	Republic of Indonesia	3.350%	3/12/71	8,895	6,261
	Republic of Italy	6.875%	9/27/23	39,689	41,233
	Republic of Italy	0.875%	5/6/24	24,335	23,010
	Republic of Italy	2.375%	10/17/24	35,229	34,111
	Republic of Italy	1.250%	2/17/26	34,570	30,876
	Republic of Italy	2.875%	10/17/29	21,311	18,829
	Republic of Italy	5.375%	6/15/33	30,755	32,279
	Republic of Italy	4.000%	10/17/49	31,195	25,723
	Republic of Italy	3.875%	5/6/51	37,602	30,291
	Republic of Korea	3.875%	9/11/23	4,205	4,244
	Republic of Korea	2.000%	6/19/24	500	488
	Republic of Korea	5.625%	11/3/25	2,525	2,688
	Republic of Korea	2.750%	1/19/27	54,327	52,896
	Republic of Korea	3.500%	9/20/28	450	450
	Republic of Korea	2.500%	6/19/29	12,925	12,245
	Republic of Korea	1.000%	9/16/30	11,360	9,455
	Republic of Korea	1.750%	10/15/31	8,525	7,447
	Republic of Korea	4.125%	6/10/44	7,842	8,191
	Republic of Korea	3.875%	9/20/48	8,223	8,292
[3]	Republic of Panama	4.000%	9/22/24	18,169	18,156
[3]	Republic of Panama	3.750%	3/16/25	25,038	24,750
	Republic of Panama	7.125%	1/29/26	14,719	15,954
	Republic of Panama	8.875%	9/30/27	9,807	11,557
[3]	Republic of Panama	3.875%	3/17/28	21,350	20,374
	Republic of Panama	9.375%	4/1/29	12,695	15,509

80

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Panama	3.160%	1/23/30	9,915	8,827
[3]	Republic of Panama	2.252%	9/29/32	25,220	19,720
[3]	Republic of Panama	6.700%	1/26/36	28,811	31,122
[3]	Republic of Panama	4.500%	5/15/47	13,265	10,943
[3]	Republic of Panama	4.500%	4/16/50	44,833	36,628
[3]	Republic of Panama	4.300%	4/29/53	21,225	16,727
[3]	Republic of Panama	4.500%	4/1/56	36,423	29,070
[3]	Republic of Panama	3.870%	7/23/60	23,855	16,950
[3]	Republic of Panama	4.500%	1/19/63	17,100	13,252
	Republic of Peru	7.350%	7/21/25	7,239	7,819
[3]	Republic of Peru	2.392%	1/23/26	12,530	11,648
	Republic of Peru	4.125%	8/25/27	2,399	2,352
	Republic of Peru	2.844%	6/20/30	9,793	8,540
[3]	Republic of Peru	2.783%	1/23/31	53,502	45,521
[3]	Republic of Peru	1.862%	12/1/32	18,270	13,916
	Republic of Peru	8.750%	11/21/33	36,024	45,639
[3]	Republic of Peru	3.000%	1/15/34	20,205	16,580
[3]	Republic of Peru	6.550%	3/14/37	16,341	17,806
[3]	Republic of Peru	3.300%	3/11/41	18,527	13,962
	Republic of Peru	5.625%	11/18/50	28,198	29,270
[3]	Republic of Peru	3.550%	3/10/51	445	332
[3]	Republic of Peru	2.780%	12/1/60	14,998	9,281
[3]	Republic of Peru	3.600%	1/15/72	25,025	16,897
[3]	Republic of Peru	3.230%	7/28/21	14,508	8,930
	Republic of Poland	3.000%	3/17/23	6,034	6,010
	Republic of Poland	4.000%	1/22/24	23,849	23,854
	Republic of Poland	3.250%	4/6/26	26,885	26,077
	Republic of the Philippines	4.200%	1/21/24	1,985	2,003
	Republic of the Philippines	9.500%	10/21/24	1,340	1,509
	Republic of the Philippines	10.625%	3/16/25	25,091	29,536
	Republic of the Philippines	5.500%	3/30/26	20,865	21,839
	Republic of the Philippines	3.229%	3/29/27	6,480	6,284
	Republic of the Philippines	3.000%	2/1/28	17,275	16,451
	Republic of the Philippines	3.750%	1/14/29	23,380	22,700
	Republic of the Philippines	9.500%	2/2/30	21,578	27,897
	Republic of the Philippines	2.457%	5/5/30	12,467	10,873
	Republic of the Philippines	7.750%	1/14/31	29,445	35,505
	Republic of the Philippines	1.648%	6/10/31	7,783	6,245
	Republic of the Philippines	1.950%	1/6/32	6,450	5,242
	Republic of the Philippines	6.375%	1/15/32	10,780	12,028
	Republic of the Philippines	3.556%	9/29/32	8,815	8,128
	Republic of the Philippines	6.375%	10/23/34	39,031	43,741
	Republic of the Philippines	5.000%	1/13/37	4,860	4,842
	Republic of the Philippines	3.950%	1/20/40	40,568	35,192
	Republic of the Philippines	3.700%	3/1/41	21,069	17,418
	Republic of the Philippines	3.700%	2/2/42	25,455	21,042
	Republic of the Philippines	2.950%	5/5/45	28,137	20,128
	Republic of the Philippines	2.650%	12/10/45	9,774	6,699
	Republic of the Philippines	3.200%	7/6/46	29,704	22,188
	Republic of the Philippines	4.200%	3/29/47	5,280	4,605
	State of Israel	2.875%	3/16/26	27,420	26,713
	State of Israel	3.250%	1/17/28	8,300	8,108
	State of Israel	2.500%	1/15/30	3,162	2,899
	State of Israel	2.750%	7/3/30	21,667	20,140
	State of Israel	4.500%	1/30/43	17,580	17,331
	State of Israel	4.125%	1/17/48	12,640	11,668
	State of Israel	3.375%	1/15/50	39,079	31,638
	State of Israel	3.875%	7/3/50	26,960	23,698
	State of Israel	4.500%	4/3/20	18,893	17,170
[3]	Svensk Exportkredit AB	0.250%	9/29/23	17,765	17,176
	Svensk Exportkredit AB	0.500%	11/10/23	18,550	17,927
[3]	Svensk Exportkredit AB	0.375%	3/11/24	9,000	8,594
[3]	Svensk Exportkredit AB	0.375%	7/30/24	9,762	9,242
	Svensk Exportkredit AB	0.625%	10/7/24	19,000	17,966
[3]	Svensk Exportkredit AB	0.625%	5/14/25	27,630	25,704
	Svensk Exportkredit AB	0.500%	8/26/25	35,425	32,572
[3]	Svensk Exportkredit AB	2.250%	3/22/27	12,800	12,218
[3]	Svensk Exportkredit AB	0.000%	5/11/37	200	111
	United Mexican States	3.600%	1/30/25	41,067	40,802
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	3.900%	4/27/25	16,107	16,099
	United Mexican States	4.125%	1/21/26	32,785	32,783
	United Mexican States	4.150%	3/28/27	33,140	32,656
	United Mexican States	3.750%	1/11/28	30,935	29,612
	United Mexican States	4.500%	4/22/29	39,745	38,602
[3]	United Mexican States	3.250%	4/16/30	38,840	34,151
[3]	United Mexican States	2.659%	5/24/31	7,690	6,321
[3]	United Mexican States	8.300%	8/15/31	3,680	4,593
[3]	United Mexican States	4.750%	4/27/32	40,271	38,658
[3]	United Mexican States	7.500%	4/8/33	14,865	17,750
[3]	United Mexican States	3.500%	2/12/34	29,529	24,400
[3]	United Mexican States	6.750%	9/27/34	3,638	3,987
	United Mexican States	6.050%	1/11/40	37,574	36,814
[3]	United Mexican States	4.280%	8/14/41	70,523	55,745
[3]	United Mexican States	4.750%	3/8/44	50,199	41,583
	United Mexican States	5.550%	1/21/45	10,008	9,164
	United Mexican States	4.600%	1/23/46	33,869	26,991
	United Mexican States	4.350%	1/15/47	38,140	29,053
	United Mexican States	4.600%	2/10/48	39,323	31,118
[3]	United Mexican States	4.500%	1/31/50	31,492	24,446
[3]	United Mexican States	5.000%	4/27/51	18,405	15,231
[3]	United Mexican States	4.400%	2/12/52	41,235	30,893
[3]	United Mexican States	3.771%	5/24/61	62,067	40,141
[3]	United Mexican States	5.750%	10/12/10	32,217	26,936
Total Sovereign Bonds (Cost $11,184,442)					10,280,942
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,420	2,404
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	4,750	3,843
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,660
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,829
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	3,095
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,168
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	9,862
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,095	2,420
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	2,034
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	13,815
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	3,656
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	4,998
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	22,983
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	8,625
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	14,303

81

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	5,287
	California GO	3.375%	4/1/25	5,450	5,446
	California GO	2.650%	4/1/26	5,000	4,855
	California GO	1.700%	2/1/28	5,150	4,628
	California GO	3.500%	4/1/28	7,635	7,543
	California GO	3.050%	4/1/29	600	572
	California GO	2.500%	10/1/29	9,035	8,279
	California GO	1.750%	11/1/30	5,000	4,239
	California GO	4.500%	4/1/33	11,590	11,869
	California GO	7.500%	4/1/34	32,805	42,105
	California GO	4.600%	4/1/38	17,500	17,695
	California GO	7.550%	4/1/39	41,470	56,254
	California GO	7.300%	10/1/39	6,946	8,985
	California GO	7.350%	11/1/39	29,675	38,656
	California GO	7.625%	3/1/40	16,025	21,661
	California GO	7.600%	11/1/40	15,755	21,756
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	1,000	937
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,004
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,468
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	8,589
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	3,198
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	4,579
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,601
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,000	3,883
	Chicago IL GO Prere.	7.045%	1/1/23	280	285
	Chicago IL GO	7.045%	1/1/29	1,940	2,062
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	8,697
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,152
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	4,427
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	9,334
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	8,556
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,829
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	8,459
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	5,200
	Connecticut GO	5.090%	10/1/30	8,770	9,163
	Connecticut GO	5.850%	3/15/32	7,595	8,510
	Cook County IL GO	6.229%	11/15/34	4,650	5,356
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,387
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,492
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	4,363
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	4,490	5,310
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,889
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	13,336
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,644
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,799
Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	9,768
District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	6,275
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	4,666
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	5,545
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	70	70
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	19,180
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,482
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	14,755
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	4,239
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	15,273	17,926
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,458	7,739
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,569	4,083
Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,952
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,550	3,060
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,519
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,783
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,815
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,791
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	6,545	5,752
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	5,200	4,686
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	7,020
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	21,872
Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	870
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	3,459
Houston TX GO	6.290%	3/1/32	12,395	13,848
Houston TX GO	3.961%	3/1/47	1,330	1,244
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,853
Illinois GO	5.100%	6/1/33	85,134	85,652
Illinois GO	6.630%	2/1/35	2,930	3,120

82

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,739
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	4,219
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,268
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	8,191
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,474
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	2,052
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	943
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,655
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,679
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	8,535
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,300	7,159
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	11,152
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,166
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,954
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	4,542
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,441
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	6,596
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,240
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	16,264
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	20,887
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	9,042
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,874
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	3.615%	2/1/29	9,600	9,597
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.145%	2/1/33	9,400	9,403
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.275%	2/1/36	2,225	2,213
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.475%	8/1/39	11,100	10,988
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	3,087
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,961
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	2,677
	Massachusetts GO	4.500%	8/1/31	400	411
	Massachusetts GO	5.456%	12/1/39	5,350	5,942
	Massachusetts GO	2.514%	7/1/41	13,650	10,579
	Massachusetts GO	2.813%	9/1/43	10,415	8,197
	Massachusetts GO	2.900%	9/1/49	5,415	4,222
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,583
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,473
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,423
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,226
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,870
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	2,885
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,752
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	8,277
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,790
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	1,709
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,027
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,361
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	4,776
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,548
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,526
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	4,000	3,092
	Mississippi GO	5.245%	11/1/34	1,375	1,495
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	4,048
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	5,153
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	17,470
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	12,623
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	5,035	4,530
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	9,408
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,410	4,698

83

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	24,751
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	31,283
New York City NY GO	5.517%	10/1/37	9,550	10,717
New York City NY GO	6.271%	12/1/37	3,200	3,820
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,703
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	467
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,513
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,280
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	5,372
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	23,284
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,111
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	9,399
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,169
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,312
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	870
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,350	10,679
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	26,963
New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	9,653
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	7,021
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,271
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,400
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	958
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	8,034
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	4,388
New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	1,703
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	3,903
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,255
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,572
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	14,624
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	10,085
	Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	4,885
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,871
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,768
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,687
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	6,888
	Oregon GO	5.892%	6/1/27	5,230	5,586
[14]	Oregon GO	3.424%	3/1/60	7,680	6,246
[15]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,261
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,673
	Pennsylvania State University	2.790%	9/1/43	7,400	5,980
	Pennsylvania State University	2.840%	9/1/50	5,415	4,211
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,834
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	2,988
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,874
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	26,387
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	13,468
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	6,566
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,670
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,025
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	12,100	9,569
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,470
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	4,002
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	28,124
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,574
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	4,002
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	4,087
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	4,078
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	975	923
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,661
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,110
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,744
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	4,211
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,778
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,108

84

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,825
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	4,132
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,853
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	7,884
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	5,246
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	3,039
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,048
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	4,644
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	14,376
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	5,835
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	3,825	3,041
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	6,950
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,414
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	9,528
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,261
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	10,445
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	2,718
	Texas GO	5.517%	4/1/39	17,465	19,774
	Texas GO	3.211%	4/1/44	6,000	5,126
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	13,045
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,968
	Texas Transportation Commission GO	2.562%	4/1/42	9,375	7,582
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	9,239
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,991
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	9,652
[15]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,302
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,475
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	17,291
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	3,196
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	5,504
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,535
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	5,002
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,620
	University of California Revenue	0.883%	5/15/25	4,075	3,794
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	3.063%	7/1/25	12,062	11,952
	University of California Revenue	1.316%	5/15/27	15,685	14,066
	University of California Revenue	1.614%	5/15/30	10,355	8,689
	University of California Revenue	4.601%	5/15/31	5,079	5,228
	University of California Revenue	5.946%	5/15/45	13,025	15,139
	University of California Revenue	3.071%	5/15/51	7,540	5,694
	University of California Revenue	4.858%	5/15/12	17,290	16,425
	University of California Revenue	4.767%	5/15/15	6,058	5,648
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,980
	University of Michigan Revenue	2.562%	4/1/50	2,850	2,093
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,913
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,973
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	4,137
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	10,599
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	3,206
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,780
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,668
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	5,011
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,784
	University of Virginia Revenue	2.256%	9/1/50	19,425	13,375
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,964
	University of Virginia Revenue	3.227%	9/1/19	1,395	933
	Utah GO	4.554%	7/1/24	1,410	1,430
	Utah GO	3.539%	7/1/25	8,971	9,028
	Washington GO	5.140%	8/1/40	4,410	4,922
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	3,800	3,084
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	965	1,025
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,031
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	17,719
Total Taxable Municipal Bonds (Cost $2,076,641)					1,954,850

85

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[17]	Vanguard Market Liquidity Fund (Cost $1,395,793)	1.417%	13,965,857	1,396,167
Total Investments (99.9%) (Cost $307,060,672)				281,373,510
Other Assets and Liabilities—Net (0.1%)				255,820
Net Assets (100%)				281,629,330
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $11,636,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $1,242,322,000, representing 0.4% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $305,664,879)	279,977,343
Affiliated Issuers (Cost $1,395,793)	1,396,167
Total Investments in Securities	281,373,510
Investment in Vanguard	10,287
Cash	57,017
Receivables for Investment Securities Sold	2,245,287
Receivables for Accrued Income	1,563,140
Receivables for Capital Shares Issued	86,848
Other Assets	227
Total Assets	285,336,316
Liabilities
Payables for Investment Securities Purchased	3,362,432
Payables for Capital Shares Redeemed	312,146
Payables for Distributions	28,228
Payables to Vanguard	4,180
Total Liabilities	3,706,986
Net Assets	281,629,330
87

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	308,927,507
Total Distributable Earnings (Loss)	(27,298,177)
Net Assets	281,629,330

Investor Shares—Net Assets
Applicable to 91,780,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	909,146
Net Asset Value Per Share—Investor Shares	$9.91

ETF Shares—Net Assets
Applicable to 1,072,523,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,661,001
Net Asset Value Per Share—ETF Shares	$75.21

Admiral Shares—Net Assets
Applicable to 10,104,925,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,095,983
Net Asset Value Per Share—Admiral Shares	$9.91

Institutional Shares—Net Assets
Applicable to 4,328,175,378 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,873,276
Net Asset Value Per Share—Institutional Shares	$9.91

Institutional Plus Shares—Net Assets
Applicable to 3,149,560,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,198,352
Net Asset Value Per Share—Institutional Plus Shares	$9.91

Institutional Select Shares—Net Assets
Applicable to 2,613,832,140 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,891,572
Net Asset Value Per Share—Institutional Select Shares	$9.91
See accompanying Notes, which are an integral part of the Financial Statements.
88

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	3,226,177
Total Income	3,226,177
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,767
Management and Administrative—Investor Shares	709
Management and Administrative—ETF Shares	9,115
Management and Administrative—Admiral Shares	22,703
Management and Administrative—Institutional Shares	6,364
Management and Administrative—Institutional Plus Shares	3,924
Management and Administrative—Institutional Select Shares	878
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—ETF Shares	1,421
Marketing and Distribution—Admiral Shares	2,297
Marketing and Distribution—Institutional Shares	878
Marketing and Distribution—Institutional Plus Shares	585
Marketing and Distribution—Institutional Select Shares	189
Custodian Fees	298
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	750
Shareholders’ Reports—Admiral Shares	388
Shareholders’ Reports—Institutional Shares	160
Shareholders’ Reports—Institutional Plus Shares	87
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	75
Other Expenses	12
Total Expenses	53,637
Expenses Paid Indirectly	(26)
Net Expenses	53,611
Net Investment Income	3,172,566
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(1,412,621)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(34,750,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,990,193)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,709,000, $103,000, and ($423,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $15,153,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
89

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,172,566	5,860,234
Realized Net Gain (Loss)	(1,412,621)	720,968
Change in Unrealized Appreciation (Depreciation)	(34,750,138)	(11,638,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,990,193)	(5,057,137)
Distributions
Investor Shares	(11,055)	(28,087)
ETF Shares	(783,010)	(1,642,578)
Admiral Shares	(1,215,959)	(2,463,222)
Institutional Shares	(519,707)	(1,065,496)
Institutional Plus Shares	(381,142)	(750,059)
Institutional Select Shares	(316,263)	(573,990)
Total Distributions	(3,227,136)	(6,523,432)
Capital Share Transactions
Investor Shares	(133,800)	(378,936)
ETF Shares	6,227,197	18,772,123
Admiral Shares	(2,990,664)	(106,497)
Institutional Shares	(693,956)	(1,897,280)
Institutional Plus Shares	(1,015,879)	4,679,770
Institutional Select Shares	123,858	3,654,537
Net Increase (Decrease) from Capital Share Transactions	1,516,756	24,723,717
Total Increase (Decrease)	(34,700,573)	13,143,148
Net Assets
Beginning of Period	316,329,903	303,186,755
End of Period	281,629,330	316,329,903
See accompanying Notes, which are an integral part of the Financial Statements.
90

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.106	.202	.247	.294	.279	.260
Net Realized and Unrealized Gain (Loss) on Investments	(1.272)	(.407)	.589	.597	(.296)	.105
Total from Investment Operations	(1.166)	(.205)	.836	.891	(.017)	.365
Distributions
Dividends from Net Investment Income	(.106)	(.201)	(.247)	(.291)	(.280)	(.260)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.114)	(.225)	(.266)	(.291)	(.283)	(.265)
Net Asset Value, End of Period	$9.91	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return[2]	-10.46%	-1.77%	7.61%	8.61%	-0.13%	3.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$909	$1,169	$1,606	$1,546	$4,250	$5,166
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.78%	2.15%	2.74%	2.68%	2.42%
Portfolio Turnover Rate[4,5]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
91

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$84.77	$88.03	$83.71	$79.16	$81.46	$80.64
Investment Operations
Net Investment Income[1]	.851	1.623	1.962	2.295	2.209	2.053
Net Realized and Unrealized Gain (Loss) on Investments	(9.659)	(3.085)	4.455	4.535	(2.280)	.842
Total from Investment Operations	(8.808)	(1.462)	6.417	6.830	(.071)	2.895
Distributions
Dividends from Net Investment Income	(.693)	(1.615)	(1.954)	(2.280)	(2.210)	(2.038)
Distributions from Realized Capital Gains	(.059)	(.183)	(.143)	—	(.019)	(.037)
Total Distributions	(.752)	(1.798)	(2.097)	(2.280)	(2.229)	(2.075)
Net Asset Value, End of Period	$75.21	$84.77	$88.03	$83.71	$79.16	$81.46
Total Return	-10.43%	-1.66%	7.71%	8.71%	-0.04%	3.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,661	$84,254	$68,245	$48,456	$36,528	$37,247
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.035%	0.035%	0.035%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.89%	2.25%	2.78%	2.79%	2.52%
Portfolio Turnover Rate[3,4]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
92

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.111	.213	.258	.301	.290	.271
Net Realized and Unrealized Gain (Loss) on Investments	(1.272)	(.407)	.590	.601	(.297)	.105
Total from Investment Operations	(1.161)	(.194)	.848	.902	(.007)	.376
Distributions
Dividends from Net Investment Income	(.111)	(.212)	(.259)	(.302)	(.290)	(.271)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.119)	(.236)	(.278)	(.302)	(.293)	(.276)
Net Asset Value, End of Period	$9.91	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return[2]	-10.42%	-1.67%	7.72%	8.71%	-0.03%	3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,096	$116,295	$120,909	$107,098	$88,281	$82,839
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.88%	2.25%	2.78%	2.78%	2.52%
Portfolio Turnover Rate[4,5]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
93

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.112	.214	.260	.303	.292	.272
Net Realized and Unrealized Gain (Loss) on Investments	(1.272)	(.406)	.590	.601	(.297)	.105
Total from Investment Operations	(1.160)	(.192)	.850	.904	(.005)	.377
Distributions
Dividends from Net Investment Income	(.112)	(.214)	(.261)	(.304)	(.292)	(.272)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.120)	(.238)	(.280)	(.304)	(.295)	(.277)
Net Asset Value, End of Period	$9.91	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-10.41%	-1.65%	7.74%	8.73%	-0.01%	3.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,873	$49,162	$53,018	$47,477	$40,728	$39,101
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%	0.035%	0.035%	0.035%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.90%	2.26%	2.79%	2.79%	2.53%
Portfolio Turnover Rate[3,4]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
94

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.112	.214	.260	.304	.292	.273
Net Realized and Unrealized Gain (Loss) on Investments	(1.272)	(.406)	.590	.600	(.297)	.105
Total from Investment Operations	(1.160)	(.192)	.850	.904	(.005)	.378
Distributions
Dividends from Net Investment Income	(.112)	(.214)	(.261)	(.304)	(.292)	(.273)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.120)	(.238)	(.280)	(.304)	(.295)	(.278)
Net Asset Value, End of Period	$9.91	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-10.41%	-1.65%	7.74%	8.74%	-0.01%	3.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,198	$36,314	$32,910	$23,679	$19,399	$19,488
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.90%	2.25%	2.80%	2.80%	2.54%
Portfolio Turnover Rate[3,4]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
95

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75	$10.65
Investment Operations
Net Investment Income[1]	.113	.217	.262	.306	.295	.275
Net Realized and Unrealized Gain (Loss) on Investments	(1.272)	(.407)	.591	.600	(.298)	.105
Total from Investment Operations	(1.159)	(.190)	.853	.906	(.003)	.380
Distributions
Dividends from Net Investment Income	(.113)	(.216)	(.264)	(.306)	(.294)	(.275)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)	(.005)
Total Distributions	(.121)	(.240)	(.283)	(.306)	(.297)	(.280)
Net Asset Value, End of Period	$9.91	$11.19	$11.62	$11.05	$10.45	$10.75
Total Return	-10.40%	-1.63%	7.76%	8.76%	0.01%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,892	$29,135	$26,500	$20,401	$14,821	$12,031
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.92%	2.28%	2.81%	2.82%	2.56%
Portfolio Turnover Rate[3,4]	22%	69%	79%	31%	54%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 7%, 34%, 29%, 10%, 13%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
96

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2022, counterparties had deposited in segregated accounts cash of $474,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
97

Total Bond Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $10,287,000, representing less than 0.01% of the fund’s net assets and 4.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
98

Total Bond Market Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $26,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	185,668,138	—	185,668,138
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,398,332	—	7,398,332
Corporate Bonds	—	74,675,081	—	74,675,081
Sovereign Bonds	—	10,280,942	—	10,280,942
Taxable Municipal Bonds	—	1,954,850	—	1,954,850
Temporary Cash Investments	1,396,167	—	—	1,396,167
Total	1,396,167	279,977,343	—	281,373,510
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	307,617,252
Gross Unrealized Appreciation	534,958
Gross Unrealized Depreciation	(26,778,700)
Net Unrealized Appreciation (Depreciation)	(26,243,742)
F.  During the six months ended June 30, 2022, the fund purchased $15,076,866,000 of investment securities and sold $12,838,763,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $57,262,078,000 and $58,103,917,000, respectively. Purchases and sales include $7,429,517,000 and $2,537,329,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $410,816,000 and sales were $710,830,000, resulting in net realized loss of $66,813,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
99

Total Bond Market Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	36,054	3,460	103,217	9,091
Issued in Lieu of Cash Distributions	11,055	1,067	28,087	2,488
Redeemed	(180,909)	(17,269)	(510,240)	(45,279)
Net Increase (Decrease)—Investor Shares	(133,800)	(12,742)	(378,936)	(33,700)
ETF Shares
Issued	9,444,818	119,200	26,653,952	310,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,217,621)	(40,600)	(7,881,829)	(92,000)
Net Increase (Decrease)—ETF Shares	6,227,197	78,600	18,772,123	218,700
Admiral Shares
Issued	8,790,277	843,098	21,683,837	1,914,625
Issued in Lieu of Cash Distributions	1,088,290	105,150	2,217,485	196,508
Redeemed	(12,869,231)	(1,238,106)	(24,007,819)	(2,123,226)
Net Increase (Decrease)—Admiral Shares	(2,990,664)	(289,858)	(106,497)	(12,093)
Institutional Shares
Issued	3,961,699	380,786	11,723,944	1,035,972
Issued in Lieu of Cash Distributions	488,329	47,193	1,002,779	88,861
Redeemed	(5,143,984)	(494,059)	(14,624,003)	(1,293,919)
Net Increase (Decrease)—Institutional Shares	(693,956)	(66,080)	(1,897,280)	(169,086)
Institutional Plus Shares
Issued	3,093,550	297,313	12,467,975	1,103,097
Issued in Lieu of Cash Distributions	362,095	34,984	711,088	63,016
Redeemed	(4,471,524)	(428,611)	(8,499,293)	(752,885)
Net Increase (Decrease)—Institutional Plus Shares	(1,015,879)	(96,314)	4,679,770	413,228
Institutional Select Shares
Issued	3,023,959	285,519	6,084,542	538,527
Issued in Lieu of Cash Distributions	316,263	30,567	573,990	50,872
Redeemed	(3,216,364)	(306,400)	(3,003,995)	(266,139)
Net Increase (Decrease)—Institutional Select Shares	123,858	9,686	3,654,537	323,260
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
100

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
101

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
102

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q842 082022

Semiannual Report  |  June 30, 2022
Vanguard Total Bond Market II Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	93
Liquidity Risk Management	94

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$895.60	$0.42
Institutional Shares	1,000.00	895.90	0.09
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Bond Market II Index Fund
Fund Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	26.8
Sovereign Bonds	3.5
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	66.5
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.1%)
U.S. Government Securities (44.9%)
	United States Treasury Note/Bond	0.250%	6/15/23	367,255	357,901
	United States Treasury Note/Bond	0.125%	6/30/23	626,696	609,462
	United States Treasury Note/Bond	1.375%	6/30/23	254,587	250,728
	United States Treasury Note/Bond	0.125%	7/15/23	357,552	347,217
	United States Treasury Note/Bond	0.125%	7/31/23	895,689	868,818
	United States Treasury Note/Bond	1.250%	7/31/23	133,182	130,789
	United States Treasury Note/Bond	2.750%	7/31/23	86,268	86,066
	United States Treasury Note/Bond	0.125%	8/15/23	510,180	494,157
	United States Treasury Note/Bond	2.500%	8/15/23	209,285	208,239
	United States Treasury Note/Bond	0.125%	8/31/23	529,710	512,577
	United States Treasury Note/Bond	1.375%	8/31/23	344,995	338,634
	United States Treasury Note/Bond	2.750%	8/31/23	50,000	49,875
	United States Treasury Note/Bond	0.125%	9/15/23	477,215	461,184
	United States Treasury Note/Bond	0.250%	9/30/23	431,099	416,819
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	149,831
	United States Treasury Note/Bond	0.125%	10/15/23	626,354	603,844
	United States Treasury Note/Bond	0.375%	10/31/23	384,140	371,115
	United States Treasury Note/Bond	1.625%	10/31/23	100,000	98,234
	United States Treasury Note/Bond	0.250%	11/15/23	818,010	787,974
	United States Treasury Note/Bond	0.500%	11/30/23	31,656	30,578
	United States Treasury Note/Bond	0.125%	12/15/23	1,107,920	1,062,911
	United States Treasury Note/Bond	0.750%	12/31/23	120,690	116,730
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	139,322
	United States Treasury Note/Bond	2.625%	12/31/23	628,073	624,736
	United States Treasury Note/Bond	0.125%	1/15/24	749,478	717,391
	United States Treasury Note/Bond	0.875%	1/31/24	304,596	294,697
	United States Treasury Note/Bond	2.250%	1/31/24	217,225	214,713
	United States Treasury Note/Bond	2.500%	1/31/24	82,769	82,135
[1]	United States Treasury Note/Bond	0.125%	2/15/24	1,209,475	1,155,238
	United States Treasury Note/Bond	1.500%	2/29/24	71,122	69,444
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	150,897
	United States Treasury Note/Bond	2.375%	2/29/24	182,842	181,071
[1]	United States Treasury Note/Bond	0.250%	3/15/24	693,961	662,407
	United States Treasury Note/Bond	2.125%	3/31/24	150,020	147,793
	United States Treasury Note/Bond	2.250%	3/31/24	92,411	91,241
	United States Treasury Note/Bond	0.375%	4/15/24	429,583	410,050
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	275,980
	United States Treasury Note/Bond	2.250%	4/30/24	314,542	310,414
	United States Treasury Note/Bond	2.500%	4/30/24	383,255	379,902
	United States Treasury Note/Bond	0.250%	5/15/24	755,075	717,557
	United States Treasury Note/Bond	2.000%	5/31/24	244,143	239,680
	United States Treasury Note/Bond	2.500%	5/31/24	18,745	18,578
	United States Treasury Note/Bond	0.250%	6/15/24	675,922	640,859
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	347,248
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	226,538
	United States Treasury Note/Bond	3.000%	6/30/24	3,110	3,112
	United States Treasury Note/Bond	0.375%	7/15/24	821,835	779,459
	United States Treasury Note/Bond	1.750%	7/31/24	262,500	255,856
	United States Treasury Note/Bond	2.125%	7/31/24	195,665	192,210
	United States Treasury Note/Bond	0.375%	8/15/24	1,075,185	1,016,890
	United States Treasury Note/Bond	2.375%	8/15/24	659,320	650,563
	United States Treasury Note/Bond	1.250%	8/31/24	135,000	130,043
	United States Treasury Note/Bond	1.875%	8/31/24	243,460	237,678
	United States Treasury Note/Bond	0.375%	9/15/24	939,615	886,468
	United States Treasury Note/Bond	1.500%	9/30/24	396,425	383,417
	United States Treasury Note/Bond	2.125%	9/30/24	248,720	244,056
	United States Treasury Note/Bond	0.625%	10/15/24	1,571,945	1,489,172
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.500%	10/31/24	136,061	131,426
	United States Treasury Note/Bond	2.250%	10/31/24	359,393	353,216
	United States Treasury Note/Bond	0.750%	11/15/24	1,187,563	1,125,773
	United States Treasury Note/Bond	2.250%	11/15/24	483,372	475,215
	United States Treasury Note/Bond	1.500%	11/30/24	702,564	677,645
	United States Treasury Note/Bond	2.125%	11/30/24	141,200	138,244
	United States Treasury Note/Bond	1.000%	12/15/24	1,283,267	1,221,911
	United States Treasury Note/Bond	1.750%	12/31/24	40,235	38,990
	United States Treasury Note/Bond	2.250%	12/31/24	285,467	280,115
[1]	United States Treasury Note/Bond	1.125%	1/15/25	1,687,710	1,609,126
	United States Treasury Note/Bond	2.500%	1/31/25	262,225	258,701
	United States Treasury Note/Bond	1.500%	2/15/25	1,387,410	1,333,214
	United States Treasury Note/Bond	2.000%	2/15/25	212,509	207,030
	United States Treasury Note/Bond	1.125%	2/28/25	1,024,610	974,981
	United States Treasury Note/Bond	2.750%	2/28/25	333,477	330,976
[1]	United States Treasury Note/Bond	1.750%	3/15/25	1,764,694	1,705,687
	United States Treasury Note/Bond	0.500%	3/31/25	840,989	784,748
	United States Treasury Note/Bond	2.625%	4/15/25	759,999	751,805
	United States Treasury Note/Bond	0.375%	4/30/25	603,909	560,314
	United States Treasury Note/Bond	2.875%	4/30/25	267,029	265,860
	United States Treasury Note/Bond	2.125%	5/15/25	256,221	249,896
	United States Treasury Note/Bond	2.750%	5/15/25	656,175	651,151
	United States Treasury Note/Bond	0.250%	5/31/25	481,780	444,517
	United States Treasury Note/Bond	2.875%	5/31/25	174,085	173,323
	United States Treasury Note/Bond	2.875%	6/15/25	560,845	558,567
	United States Treasury Note/Bond	0.250%	6/30/25	441,568	406,450
	United States Treasury Note/Bond	2.750%	6/30/25	179,285	177,828
	United States Treasury Note/Bond	0.250%	7/31/25	480,550	441,054
	United States Treasury Note/Bond	2.875%	7/31/25	233,510	232,379
	United States Treasury Note/Bond	2.000%	8/15/25	189,083	183,174
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	45,435
	United States Treasury Note/Bond	0.250%	8/31/25	466,895	427,428
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	184,939
	United States Treasury Note/Bond	0.250%	9/30/25	407,661	372,309
	United States Treasury Note/Bond	0.250%	10/31/25	683,693	622,908
	United States Treasury Note/Bond	2.250%	11/15/25	434,690	423,279
	United States Treasury Note/Bond	0.375%	11/30/25	422,280	385,660
	United States Treasury Note/Bond	2.875%	11/30/25	226,497	225,081
	United States Treasury Note/Bond	0.375%	12/31/25	304,190	277,146
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	739,341
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	508,520
	United States Treasury Note/Bond	0.500%	2/28/26	726,471	661,997
	United States Treasury Note/Bond	2.500%	2/28/26	34,057	33,397
	United States Treasury Note/Bond	0.750%	3/31/26	514,584	472,613
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	279,610
	United States Treasury Note/Bond	0.750%	4/30/26	311,694	285,687
	United States Treasury Note/Bond	2.375%	4/30/26	145,000	141,488
	United States Treasury Note/Bond	1.625%	5/15/26	534,497	506,436
	United States Treasury Note/Bond	0.750%	5/31/26	431,045	394,339
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	230,452
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	426,372
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	271,040
	United States Treasury Note/Bond	0.625%	7/31/26	594,787	539,212
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	269,310
	United States Treasury Note/Bond	1.500%	8/15/26	579,832	544,408
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	10,036
	United States Treasury Note/Bond	0.750%	8/31/26	88,294	80,347
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	225,002
	United States Treasury Note/Bond	0.875%	9/30/26	374,245	341,791

3

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	52,992
	United States Treasury Note/Bond	1.125%	10/31/26	407,235	375,293
	United States Treasury Note/Bond	1.625%	10/31/26	291,090	274,079
	United States Treasury Note/Bond	2.000%	11/15/26	366,562	350,410
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	41,217
	United States Treasury Note/Bond	1.250%	11/30/26	59,560	55,149
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	169,905
	United States Treasury Note/Bond	1.250%	12/31/26	386,615	357,256
	United States Treasury Note/Bond	1.750%	12/31/26	221,253	209,153
	United States Treasury Note/Bond	1.500%	1/31/27	820,357	765,752
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	15,479
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	45,560
	United States Treasury Note/Bond	1.125%	2/28/27	232,870	213,294
	United States Treasury Note/Bond	1.875%	2/28/27	51,676	49,052
	United States Treasury Note/Bond	0.625%	3/31/27	398,965	356,076
	United States Treasury Note/Bond	2.500%	3/31/27	963,245	939,766
	United States Treasury Note/Bond	0.500%	4/30/27	773,350	684,294
	United States Treasury Note/Bond	2.750%	4/30/27	218,435	215,466
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	41,645
	United States Treasury Note/Bond	0.500%	5/31/27	586,412	517,692
	United States Treasury Note/Bond	2.625%	5/31/27	401,695	394,101
	United States Treasury Note/Bond	0.500%	6/30/27	608,125	535,815
	United States Treasury Note/Bond	3.250%	6/30/27	153,780	155,270
	United States Treasury Note/Bond	0.375%	7/31/27	673,115	588,239
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	328,891
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,902
	United States Treasury Note/Bond	0.500%	8/31/27	569,230	499,321
	United States Treasury Note/Bond	0.375%	9/30/27	554,655	482,290
	United States Treasury Note/Bond	0.500%	10/31/27	908,957	794,059
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	184,779
[1]	United States Treasury Note/Bond	6.125%	11/15/27	55,808	64,057
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	913,676
	United States Treasury Note/Bond	0.625%	12/31/27	940,335	823,822
	United States Treasury Note/Bond	0.750%	1/31/28	1,213,165	1,068,343
	United States Treasury Note/Bond	2.750%	2/15/28	182,470	179,220
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	706,819
	United States Treasury Note/Bond	1.250%	3/31/28	1,150,894	1,039,581
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	712,252
	United States Treasury Note/Bond	2.875%	5/15/28	181,973	179,812
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	677,063
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	670,057
	United States Treasury Note/Bond	1.000%	7/31/28	734,818	649,855
	United States Treasury Note/Bond	2.875%	8/15/28	485,152	479,239
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	51,635
	United States Treasury Note/Bond	1.125%	8/31/28	681,390	606,437
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	591,704
	United States Treasury Note/Bond	1.375%	10/31/28	725,620	654,192
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	280,655
[1]	United States Treasury Note/Bond	5.250%	11/15/28	76,342	85,813
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	531,889
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	536,154
	United States Treasury Note/Bond	1.750%	1/31/29	799,690	737,464
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	74,938
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	59,051
	United States Treasury Note/Bond	1.875%	2/28/29	658,800	612,478
	United States Treasury Note/Bond	2.375%	3/31/29	1,075,745	1,029,690
	United States Treasury Note/Bond	2.875%	4/30/29	539,175	532,857
	United States Treasury Note/Bond	2.750%	5/31/29	591,385	579,742
	United States Treasury Note/Bond	3.250%	6/30/29	223,680	226,301
	United States Treasury Note/Bond	1.625%	8/15/29	52,706	47,979
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	45,362
	United States Treasury Note/Bond	1.750%	11/15/29	50,000	45,875
	United States Treasury Note/Bond	1.500%	2/15/30	498,597	447,803
	United States Treasury Note/Bond	0.625%	5/15/30	695,552	580,025
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	78,872
	United States Treasury Note/Bond	0.625%	8/15/30	874,646	725,137
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	918,158
	United States Treasury Note/Bond	1.125%	2/15/31	891,790	766,103
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	16,068
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	5/15/31	1,058,824	945,993
	United States Treasury Note/Bond	1.250%	8/15/31	1,191,026	1,025,213
	United States Treasury Note/Bond	1.375%	11/15/31	1,062,784	921,799
[1]	United States Treasury Note/Bond	1.875%	2/15/32	1,199,492	1,086,477
	United States Treasury Note/Bond	2.875%	5/15/32	1,221,828	1,208,082
	United States Treasury Note/Bond	4.500%	2/15/36	105,143	123,576
	United States Treasury Note/Bond	4.750%	2/15/37	121,425	146,545
	United States Treasury Note/Bond	5.000%	5/15/37	98,657	121,857
[1]	United States Treasury Note/Bond	4.375%	2/15/38	204,635	238,112
	United States Treasury Note/Bond	4.500%	5/15/38	81,579	96,136
	United States Treasury Note/Bond	3.500%	2/15/39	73,194	76,419
	United States Treasury Note/Bond	4.250%	5/15/39	97,867	111,737
	United States Treasury Note/Bond	4.500%	8/15/39	100,656	118,318
	United States Treasury Note/Bond	4.375%	11/15/39	130,905	151,134
	United States Treasury Note/Bond	4.625%	2/15/40	84,805	100,865
	United States Treasury Note/Bond	1.125%	5/15/40	388,410	270,309
	United States Treasury Note/Bond	4.375%	5/15/40	19,320	22,254
	United States Treasury Note/Bond	1.125%	8/15/40	453,110	312,788
	United States Treasury Note/Bond	3.875%	8/15/40	65,325	70,378
	United States Treasury Note/Bond	1.375%	11/15/40	537,870	387,266
	United States Treasury Note/Bond	4.250%	11/15/40	91,854	103,723
	United States Treasury Note/Bond	1.875%	2/15/41	605,551	474,885
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	94,713
	United States Treasury Note/Bond	2.250%	5/15/41	557,241	464,687
	United States Treasury Note/Bond	4.375%	5/15/41	90,000	103,050
	United States Treasury Note/Bond	1.750%	8/15/41	714,919	543,674
	United States Treasury Note/Bond	3.750%	8/15/41	95,310	100,105
	United States Treasury Note/Bond	2.000%	11/15/41	621,478	493,395
	United States Treasury Note/Bond	3.125%	11/15/41	113,056	108,463
	United States Treasury Note/Bond	2.375%	2/15/42	466,475	395,483
	United States Treasury Note/Bond	3.125%	2/15/42	128,742	123,190
	United States Treasury Note/Bond	3.000%	5/15/42	118,000	110,478
	United States Treasury Note/Bond	3.250%	5/15/42	454,645	443,705
	United States Treasury Note/Bond	2.750%	8/15/42	172,528	154,601
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	217,695
	United States Treasury Note/Bond	3.125%	2/15/43	204,159	193,855
	United States Treasury Note/Bond	2.875%	5/15/43	328,720	299,443
	United States Treasury Note/Bond	3.625%	8/15/43	229,652	235,536
	United States Treasury Note/Bond	3.750%	11/15/43	257,806	269,488
	United States Treasury Note/Bond	3.625%	2/15/44	273,494	280,417
	United States Treasury Note/Bond	3.375%	5/15/44	314,400	310,175
	United States Treasury Note/Bond	3.125%	8/15/44	331,150	313,609
	United States Treasury Note/Bond	3.000%	11/15/44	335,089	310,324
	United States Treasury Note/Bond	2.500%	2/15/45	494,882	419,567
	United States Treasury Note/Bond	3.000%	5/15/45	354,154	328,422
	United States Treasury Note/Bond	2.875%	8/15/45	465,506	422,738
	United States Treasury Note/Bond	3.000%	11/15/45	132,327	122,940
	United States Treasury Note/Bond	2.500%	2/15/46	352,758	298,962
	United States Treasury Note/Bond	2.500%	5/15/46	381,638	323,319
	United States Treasury Note/Bond	2.250%	8/15/46	363,743	293,154
	United States Treasury Note/Bond	2.875%	11/15/46	239,675	218,404
	United States Treasury Note/Bond	3.000%	2/15/47	181,279	169,213
	United States Treasury Note/Bond	3.000%	5/15/47	217,051	202,841
	United States Treasury Note/Bond	2.750%	8/15/47	289,418	258,758
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	278,251
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	353,763
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	397,739
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	428,918
	United States Treasury Note/Bond	3.375%	11/15/48	336,303	341,663
	United States Treasury Note/Bond	3.000%	2/15/49	362,173	345,083
	United States Treasury Note/Bond	2.875%	5/15/49	428,731	399,658
	United States Treasury Note/Bond	2.250%	8/15/49	354,020	290,407
	United States Treasury Note/Bond	2.375%	11/15/49	260,699	220,128
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	365,044
	United States Treasury Note/Bond	1.250%	5/15/50	593,574	377,476
	United States Treasury Note/Bond	1.375%	8/15/50	651,075	428,489
	United States Treasury Note/Bond	1.625%	11/15/50	680,335	478,361
	United States Treasury Note/Bond	1.875%	2/15/51	741,990	556,608
	United States Treasury Note/Bond	2.375%	5/15/51	736,455	621,614

4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	8/15/51	728,292	562,833
	United States Treasury Note/Bond	1.875%	11/15/51	708,835	531,848
	United States Treasury Note/Bond	2.250%	2/15/52	825,780	679,462
	United States Treasury Note/Bond	2.875%	5/15/52	665,787	628,545
					103,139,932
Agency Bonds and Notes (1.1%)
[2]	AID-Israel	5.500%	9/18/23	6,500	6,680
[2]	AID-Israel	5.500%	12/4/23	7,002	7,235
[2]	AID-Israel	5.500%	4/26/24	5,575	5,800
[2]	AID-Israel	5.500%	9/18/33	5,150	6,062
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,308
	Federal Farm Credit Banks	0.500%	12/1/23	30,000	28,960
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,135
	Federal Farm Credit Banks	0.900%	1/18/24	14,000	13,555
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	21,357
	Federal Farm Credit Banks	2.625%	5/3/24	14,980	14,867
	Federal Farm Credit Banks	2.625%	5/16/24	43,220	42,889
	Federal Farm Credit Banks	2.625%	6/10/24	16,085	15,955
	Federal Farm Credit Banks	3.100%	6/28/24	33,000	33,027
	Federal Farm Credit Banks	0.875%	11/18/24	10,507	9,984
	Federal Farm Credit Banks	1.125%	1/6/25	11,170	10,646
	Federal Farm Credit Banks	1.750%	2/14/25	19,410	18,760
	Federal Farm Credit Banks	2.510%	4/1/25	9,175	9,031
	Federal Home Loan Banks	0.125%	8/28/23	31,075	30,080
	Federal Home Loan Banks	0.500%	11/9/23	33,500	32,405
	Federal Home Loan Banks	0.625%	12/22/23	21,000	20,280
	Federal Home Loan Banks	2.500%	2/13/24	44,590	44,221
	Federal Home Loan Banks	2.125%	2/28/24	22,475	22,149
	Federal Home Loan Banks	3.250%	3/8/24	29,255	29,360
	Federal Home Loan Banks	2.875%	6/14/24	5,920	5,900
	Federal Home Loan Banks	3.125%	6/14/24	33,200	33,210
	Federal Home Loan Banks	2.750%	6/28/24	29,370	29,196
	Federal Home Loan Banks	1.500%	8/15/24	19,940	19,318
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,661
	Federal Home Loan Banks	2.875%	9/13/24	1,000	996
[3]	Federal Home Loan Banks	1.000%	12/20/24	21,000	19,974
	Federal Home Loan Banks	0.500%	4/14/25	39,015	36,338
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,346
	Federal Home Loan Banks	1.250%	12/21/26	12,100	11,167
	Federal Home Loan Banks	3.250%	6/9/28	19,510	19,538
	Federal Home Loan Banks	3.250%	11/16/28	62,745	63,058
	Federal Home Loan Banks	5.500%	7/15/36	21,150	25,503
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	51,029
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	46,496
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	33,662
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	83,368
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	57,701
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	57,622
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	49,757
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	99,121
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	19,029
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,401	44,370
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	50,557
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	29,195
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	49,951
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	66,400
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	44,845
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	40,096
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	8,679
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	37,674
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	41,738
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,053
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	24,074
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	79,503
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	93,440
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	40,814
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,921
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	86,950
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	51,618
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	22,483
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	56,997
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	100,785
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	69,222
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,137
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	387
[3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	16,476
[3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,867
[3]	Private Export Funding Corp.	1.750%	11/15/24	3,115	2,996
[3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,234
[3]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,266
	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,165
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,806
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	21,820
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	25,420
	Tennessee Valley Authority	7.125%	5/1/30	9,625	12,039
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,564
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,900
	Tennessee Valley Authority	4.650%	6/15/35	6,000	6,443
	Tennessee Valley Authority	5.880%	4/1/36	12,795	15,420
	Tennessee Valley Authority	6.150%	1/15/38	665	825
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,687
	Tennessee Valley Authority	5.250%	9/15/39	22,828	25,966
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,647
	Tennessee Valley Authority	4.875%	1/15/48	14,320	15,857
	Tennessee Valley Authority	5.375%	4/1/56	17,860	22,430
	Tennessee Valley Authority	4.625%	9/15/60	8,838	9,920
	Tennessee Valley Authority	4.250%	9/15/65	8,050	8,445
					2,515,818
Conventional Mortgage-Backed Securities (20.1%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	55	59
[3,4]	Fannie Mae Pool	6.500%	9/1/32	33	34
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	17,799	16,658
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/43	265,477	255,773
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26– 4/1/48	842,838	806,014
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25– 3/1/49	847,936	830,880
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23– 2/1/49	506,531	508,434
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/23– 1/1/49	253,116	259,151
[3,4]	Freddie Mac Gold Pool	5.000%	11/1/22– 11/1/48	91,269	95,425
[3,4]	Freddie Mac Gold Pool	5.500%	12/1/22– 6/1/41	58,585	63,110
[3,4]	Freddie Mac Gold Pool	6.000%	1/1/24– 5/1/40	28,820	32,522
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26– 12/1/38	2,914	3,141
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27– 2/1/32	26	28
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27– 11/1/31	34	37
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	7	7
[3]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	43,999	41,979

5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae I Pool	3.500%	11/15/25– 5/15/48	59,634	59,461
[3]	Ginnie Mae I Pool	4.000%	6/15/24– 5/15/47	67,024	68,368
[3]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	57,798	60,525
[3]	Ginnie Mae I Pool	5.000%	12/15/32– 11/15/46	31,884	33,795
[3]	Ginnie Mae I Pool	5.500%	9/15/40– 2/15/41	62	67
[3]	Ginnie Mae I Pool	6.000%	12/15/29– 6/15/41	1,158	1,271
[3]	Ginnie Mae I Pool	6.500%	5/15/24– 8/15/39	4,013	4,255
[3]	Ginnie Mae I Pool	7.000%	7/15/23– 9/15/36	207	223
[3]	Ginnie Mae I Pool	7.500%	12/15/23	1	1
[3]	Ginnie Mae I Pool	8.000%	6/15/25– 1/15/27	10	10
[3]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	56,395	48,255
[3]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	2,307,993	2,050,276
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27– 7/15/52	2,269,521	2,081,324
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26– 7/15/52	2,277,854	2,155,140
[3,5]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/52	1,665,516	1,635,070
[3,5]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/52	818,622	825,440
[3]	Ginnie Mae II Pool	4.500%	8/20/33– 1/20/50	365,094	378,649
[3]	Ginnie Mae II Pool	5.000%	12/20/32– 12/20/49	112,171	119,234
[3]	Ginnie Mae II Pool	5.500%	8/20/23– 8/20/49	3,166	3,275
[3]	Ginnie Mae II Pool	6.000%	9/20/33	40	44
[3]	Ginnie Mae II Pool	6.500%	10/20/28– 11/20/39	3,798	4,191
[3]	Ginnie Mae II Pool	7.000%	8/20/34– 11/20/38	516	583
[3,4,5]	UMBS Pool	1.500%	7/1/35– 9/1/51	3,003,731	2,588,509
[3,4,5]	UMBS Pool	2.000%	11/1/27– 7/25/52	12,339,079	10,869,503
[3,4,5]	UMBS Pool	2.500%	11/1/26– 7/25/52	8,924,482	8,127,144
[3,4,5]	UMBS Pool	3.000%	11/1/23– 7/25/52	5,611,173	5,294,125
[3,4,5]	UMBS Pool	3.500%	5/1/25– 7/25/52	3,356,505	3,267,218
[3,4,5]	UMBS Pool	4.000%	4/1/24– 7/25/52	2,214,356	2,207,018
[3,4,5]	UMBS Pool	4.500%	7/1/23– 7/25/52	909,849	925,719
[3,4]	UMBS Pool	5.000%	12/1/22– 3/1/50	301,251	313,944
[3,4]	UMBS Pool	5.500%	12/1/22– 6/1/49	109,027	117,479
[3,4]	UMBS Pool	6.000%	11/1/22– 5/1/41	92,233	101,646
[3,4]	UMBS Pool	7.000%	8/1/27– 12/1/38	5,018	5,565
[3,4]	UMBS Pool	7.500%	7/1/30– 12/1/32	69	74
[3,4]	UMBS Pool	8.000%	12/1/29	6	7
					46,260,660
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	2.308%	7/1/43	1,180	1,187
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	258	258
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	555	565
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	140	142
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.034%	7/1/36	68	68
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.481%	1.849%	3/1/43	857	862
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	287	289
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	102	102
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	1.846%	11/1/33	27	27
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	139	142
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	3.223%	10/1/37	153	156
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.510%	6/1/43	298	301
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	87	88
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	75	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	20	19
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	274	279
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	1.908%	7/1/35	162	164
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	39	40
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	33	34
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	2.328%	10/1/42	270	278
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.062%	8/1/39	418	423
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	3.403%	6/1/42	340	346
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	52	52
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	2.304%	4/1/36	37	38
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39– 9/1/42	679	693
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.225%	5/1/40	89	92
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	66	68
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.712%	8/1/40	107	110
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	146	148
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	22	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	299	307
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	61	62
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.615%	5/1/42	354	358
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	2.217%	9/1/43	503	517
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.485%	6/1/41	70	72
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.939%	7/1/41	450	468
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.408%	5/1/35	50	51

6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	74	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.172%	2/1/36	63	64
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.002%	9/1/34	48	48
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.093%	11/1/39	141	143
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.770%	2.408%	5/1/42	134	136
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	147	149
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.782%	2.404%	7/1/42	372	380
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.136%	8/1/42	687	703
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.336%	3/1/42	262	272
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	280	284
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.698%	2/1/42	745	766
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	283	290
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33– 12/1/40	344	354
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	216	220
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	189	193
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.206%	3/1/41	175	179
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40– 12/1/41	554	567
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.230%	2/1/41	198	202
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.406%	5/1/41	213	221
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	45	46
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.524%	9/1/40	210	218
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.102%	2/1/42	250	259
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	248	252
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.076%	7/1/38	37	38
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	275	280
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	303	313
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.154%	2/1/41	110	109
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	117	119
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	44	46
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	133	136
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	141	145
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.365%	11/1/34	158	162
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	3.662%	5/1/36	19	19
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	119	124
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.630%	10/1/36	89	92
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	216	221
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	75	79
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	239	242
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	90	93
[3,4]	Fannie Mae REMICS	2.493%	3/25/23	2,854	2,837
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.488%	1.876%	3/1/37	3	3
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	2.077%	9/1/37	14	14
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	2.057%	3/1/37	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	34	35
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36– 11/1/43	473	479
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.310%	5/1/42	56	56
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	111	112
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	32	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	68	70
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	11	11
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	124	121
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	476	480
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	12/1/41	258	263
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	13	13
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	2.505%	6/1/37	110	112
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	54	55
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.814%	2.116%	3/1/42	114	117
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	69	70
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.871%	2.120%	8/1/37	56	58
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/40– 12/1/40	200	203
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.223%	1/1/41	420	424
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	23	23
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.950%	6/1/41	53	54
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	9	9
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.356%	5/1/40	33	33
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	106	110
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.323%	2/1/42	142	140
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.892%	2.220%	9/1/40	155	161
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	197	200
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.165%	6/1/40	69	70
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	55	56

7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	92	93
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	64	65
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.451%	3/1/37	69	71
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	166	170
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	22	22
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.283%	11/1/36	33	34
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	171	169
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	48	50
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.366%	5/1/36	32	31
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.534%	10/1/36	167	173
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.020%	6/1/37	79	80
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.945%	3/1/37	3	3
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	2.102%	1/1/37	147	151
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38– 8/20/41	1,273	1,276
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	2,437	2,438
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	6/20/29– 6/20/43	1,860	1,877
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	2,650	2,657
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	80	83
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	31	32
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	57	58
					33,136
Total U.S. Government and Agency Obligations (Cost $165,170,164)					151,949,546
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,444
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,236
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	6,450	6,391
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	547
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	21,741
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	40,682
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	308	308
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	1,282	1,280
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	967
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,583
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	959
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	950	920
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	850	812
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	399
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	875
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	12,600	12,082
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,835
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	974	967
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,486
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,805
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,749
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,318
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,548
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	9,353
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	9,460
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	10,884
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,784
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,989
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,718
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	953
[3]	BANK Series 2017-BNK8	4.204%	11/15/50	2,800	2,563
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	5,819
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,946
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,405
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	4,257
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,567
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	4,232
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,200	6,199
[3]	BANK Series 2018-BN12	4.486%	5/15/61	1,650	1,624
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,198
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	6,186
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,990	1,956
[3]	BANK Series 2018-BN14	4.128%	9/15/60	3,110	3,117
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,420
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	2,547
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	9,126
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	6,745
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	4,905
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,016
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,925	2,801
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	1,928
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,415	3,185
[3]	BANK Series 2019-BN19	4.166%	8/15/61	1,575	1,410
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,785	7,172
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,570	2,340
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	2,921
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,645	3,343
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	7,569
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	2,831
[3]	BANK Series 2019-BN24	2.960%	11/15/62	15,788	14,436
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	2,631
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,035	3,608
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	2,588
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,635	6,699
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,092
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	5,744
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	1,669
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,623
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,330
[3]	BANK Series 2020-BN30	1.925%	12/15/53	3,425	2,859
[3]	BANK Series 2020-BN30	2.111%	12/15/53	415	337
[3]	BANK Series 2021-BN31	2.036%	2/15/54	2,425	2,038
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,425	1,173
[3]	BANK Series 2021-BN32	2.643%	4/15/54	4,200	3,704
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,040	1,783
[3]	BANK Series 2021-BN34	2.438%	6/15/63	7,875	6,811
[3]	BANK Series 2021-BN35	2.285%	6/15/64	4,700	4,001

8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2021-BN36	2.470%	9/15/64	6,800	5,873
[3]	BANK Series 2021-BN36	2.695%	9/15/64	2,100	1,768
[3]	BANK Series 2021-BN37	2.618%	11/15/64	6,825	5,963
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	406
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,367
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,661
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,820
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,560
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	938
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	6,232
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	6,055
[3]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	5,141
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	10,380
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,789
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	10,137
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,435
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,410
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,495
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,892
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,006
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	6,151
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,172
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	894
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,752
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	9,480
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,522
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,749
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,968
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	3,088	3,078
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,632
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	5,460
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	1,734	1,728
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	10,110
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,697
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,820
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,088
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,711
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	4,205	4,202
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	7,057
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,137
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,227
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	10,366
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	7,241
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,931
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,521
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,393
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	7,154
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,037
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,842
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,435
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,123
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,733
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,879
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	963
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,803
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	910
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,118
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	12,396
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,028
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,969
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	632
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,987
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	333
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,986
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	492
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	12,003
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,648
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,870
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	8,136
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,688
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	5,060
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,070
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,635

9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,650
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,798
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,572
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	762
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,185
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	712
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	9,160
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,750
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	8,550	7,696
[3]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	3,425	3,068
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	3,131
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,572
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,751
[3,5]	BMO Mortgage Trust Series 2022-C2	1.000%	7/15/54	3,425	3,547
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,021	2,987
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	921
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	6,925	6,722
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,675	4,439
[3]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,100	1,050
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	536	529
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	383
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,800	1,782
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	419
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,514
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,642
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,694
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,402
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	14,440
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,434
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	21,217
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	21,375	20,210
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	22,377
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	21,514
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	403	404
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,673
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	617
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	4,550	4,307
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,040
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	4,300	4,256
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,587
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	705	704
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,008
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	4,396	4,367
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	622
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	3,606	3,555
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	576
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,887
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	734
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	188
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,835	2,764
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	587
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	5,500	5,339
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,193
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	5,725	5,494
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	997
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	5,575	5,327
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	2,005
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	5,075	5,052
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,214
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,075	1,043
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,625	3,459
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	620
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	943
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,343
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,820
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,684	1,662
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	13,805
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,502
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,263
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	2,870
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,392
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,359

10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,533
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,675
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	601
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	12,732
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,709
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,746
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	3,063	3,039
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,602
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,225	1,207
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,905
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,434
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	9,367
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,296
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,535
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,856
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,798
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	231	231
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,288
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,289
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	179	179
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	2,800	2,804
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,699
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	150	150
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,824
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	748
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	745
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	252	251
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,147
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	947
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	126	126
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,662
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,330
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,700
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,153
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,234
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	2,931
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,602
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,858
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,880
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,192	4,093
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,328
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,766
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,582	1,558
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,801
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,363
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,273	1,249
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,446
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,432
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,442
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,429
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,240
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,750	1,679
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,956
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,483
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,240
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	6,696
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,289
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	15,258
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	6,355	6,232
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,185
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,912
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,891
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	10,268
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	11,403
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,722
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,854
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	5,600	5,764
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	3,175	2,989
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	501
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,050	2,002
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,155
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	681	681

11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	2,824	2,814
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	5,344	5,334
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,438	1,435
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,133
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	865
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	2,332	2,325
[3]	COMM Mortgage Trust Series 2013-CR9	4.411%	7/10/45	3,320	3,321
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	660
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,744
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	7,820	7,838
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,313
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	273	273
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,362	1,348
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,119
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	744
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	346
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	117	116
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,691
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,097
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	618
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,739	2,740
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	841	841
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,450
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,718
[3]	COMM Mortgage Trust Series 2014-CR14	4.742%	2/10/47	2,650	2,646
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	313	313
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,730
[3]	COMM Mortgage Trust Series 2014-CR15	4.772%	2/10/47	869	874
[3]	COMM Mortgage Trust Series 2014-CR15	4.822%	2/10/47	1,925	1,924
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	443	443
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	1,944
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	332	331
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,409
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	940
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	735	732
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	4,919
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,264
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	5,714
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,528
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	6,335	6,222
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	1,969
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,694	5,620
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,235	5,208
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,166
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	221	221
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	2,857	2,841
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,693
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	469
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	299
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,693	6,640
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	943
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	5,928
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,469
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,215
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	1,881	1,867
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,393
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,239
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,201
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,622
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,233	1,215
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	5,141
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,419
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	763	747
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	4,678
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,677
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,430	2,389
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	3,685
[3]	COMM Mortgage Trust Series 2015-CR27	4.487%	10/10/48	800	783
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	8,385
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	366	364
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	3,898
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,047

12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	369	361
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,675
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	5,852
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	10,710
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	3,190	3,178
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	491
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,397
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,455
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,558
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	31,527
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,152
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	3,682
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,844
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,438
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,557
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,740
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	1,623	1,608
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,586
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.262%	8/15/48	1,625	1,552
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,451	1,445
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	7,876
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	8,106
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,476
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,995
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,662
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	12,320
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,881
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	15,195
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,638
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	11,131
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,841
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,873	5,896
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,506
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,236
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,723
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,513
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,886
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,109
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,399
[3]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	11,030
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	21,328
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	3,623	3,623
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	90	90
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,375	1,368
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,175	1,141
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	3,525	3,442
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	2,975	2,822
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,364
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	975	936
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,125	1,073
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	3,509	3,481
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	752	748
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,915	3,814
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	1,900	1,859
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,125	2,053
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,115	2,927
[3]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,300	1,241
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,599
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,175	1,162
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,150	2,095
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,043
[3]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	1,725	1,732
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,725	1,734
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,164
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	884	880
[3,4]	Fannie Mae-Aces Series 2013-M14	2.613%	4/25/23	425	421
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	5,316	5,316
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	4,630	4,635
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	1,429	1,431
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	3,126	3,121
[3,4]	Fannie Mae-Aces Series 2014-M7	3.329%	6/25/24	5,980	5,966
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	3,443	3,424
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	4,494	4,465
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	3,673	3,648
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	7,788	7,655
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,882	4,798
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,098	3,054
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	18	18
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	4,570	4,489
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	7,939	7,848

13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,223	3,176
[3,4]	Fannie Mae-Aces Series 2015-M12	2.890%	5/25/25	5,459	5,369
[3,4]	Fannie Mae-Aces Series 2015-M13	2.794%	6/25/25	2,701	2,650
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	6,730	6,625
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	1,627	1,621
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,420	3,347
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,421
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	7,638
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,112	4,946
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	522	517
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,733	1,677
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	13,363
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	9,272
[3,4]	Fannie Mae-Aces Series 2016-M12	2.534%	9/25/26	9,400	9,072
[3,4]	Fannie Mae-Aces Series 2016-M13	2.579%	9/25/26	9,027	8,698
[3,4]	Fannie Mae-Aces Series 2017-M1	2.495%	10/25/26	8,438	8,080
[3,4]	Fannie Mae-Aces Series 2017-M2	2.885%	2/25/27	5,579	5,431
[3,4]	Fannie Mae-Aces Series 2017-M3	2.556%	12/25/26	9,905	9,543
[3,4]	Fannie Mae-Aces Series 2017-M4	2.658%	12/25/26	8,229	7,945
[3,4]	Fannie Mae-Aces Series 2017-M5	3.221%	4/25/29	1,352	1,324
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	8,850	8,600
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,146	20,790
[3,4]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	3,995	3,941
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	4,909
[3,4]	Fannie Mae-Aces Series 2017-M12	3.169%	6/25/27	9,960	9,816
[3,4]	Fannie Mae-Aces Series 2017-M14	2.962%	11/25/27	4,030	3,915
[3,4]	Fannie Mae-Aces Series 2017-M15	3.057%	9/25/27	95	93
[3,4]	Fannie Mae-Aces Series 2017-M15	3.209%	11/25/27	11,031	10,749
[3,4]	Fannie Mae-Aces Series 2018-M1	3.091%	12/25/27	540	525
[3,4]	Fannie Mae-Aces Series 2018-M2	3.000%	1/25/28	20,540	20,019
[3,4]	Fannie Mae-Aces Series 2018-M3	3.183%	2/25/30	3,646	3,540
[3,4]	Fannie Mae-Aces Series 2018-M4	3.158%	3/25/28	6,670	6,539
[3,4]	Fannie Mae-Aces Series 2018-M7	3.143%	3/25/28	3,999	3,912
[3,4]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	4,073	4,033
[3,4]	Fannie Mae-Aces Series 2018-M10	3.476%	7/25/28	2,875	2,897
[3,4]	Fannie Mae-Aces Series 2018-M12	3.773%	8/25/30	15,800	15,836
[3,4]	Fannie Mae-Aces Series 2018-M13	3.870%	9/25/30	6,448	6,555
[3,4]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	8,879	8,907
[3,4]	Fannie Mae-Aces Series 2019-M1	3.671%	9/25/28	13,496	13,523
[3,4]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/28	12,595	12,687
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	9,715
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	8,186
[3,4]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	988
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	9,821	9,576
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	18,438	17,817
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,875	23,874
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,010	10,231
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	7,051
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,645	7,049
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	14,801	13,864
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,300	6,718
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	9,416	9,059
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	17,744
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	5,282
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,400	6,490
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	693
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,658
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	11,933
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	8,446
[3,4]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	10,825	9,180
[3,4]	Fannie Mae-Aces Series 2021-M1	1.437%	11/25/30	9,985	8,413
[3,4]	Fannie Mae-Aces Series 2021-M1G	1.561%	11/25/30	2,575	2,177
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.292%	1/25/31	12,050	9,969
[3,4]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	47,775	40,394
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	16,650	14,032
[3,4]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	2,490	2,124
[3,4]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	2,200	1,822
[3,4]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	14,425	12,333
[3,4]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	16,650	14,119
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/31	3,725	3,138
[3,4]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	5,400	4,576
[3,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,532
[3,4]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	8,375	7,297
[3,4]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	12,600	10,898
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	95	95
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,099	11,094
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,119	11,109
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	11,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,620	6,614
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	12,839
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	10,645
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,781	12,781
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	401
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	575	575
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	292	292
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,625	5,626
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	459	458
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,492
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	1,511	1,503
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	26,323
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	9,543
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	608	602
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	31,959
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	506	504
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,100	6,046
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,347	5,293

14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	5,764
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	531	528
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,436
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	11,298
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	3,804
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,354
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,113
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,417
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,210
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,306
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,156
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	9,083
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	9,120
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,938
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,951
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	17,517
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	18,210
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	16,169
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	15,410
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	17,373
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,729
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,949
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,735
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	13,676
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,936
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,513
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,973
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	10,320
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	7,020
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	29,049
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,289
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	24,141
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,663	2,691
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	10,378
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	16,715
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	23,324
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	15,163
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	27,169
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	14,157
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,142	1,149
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	11,151
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,843
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	10,020
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,560
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,096
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	10,312

15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	17,753
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	12,273
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	12,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	10,270
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	17,310
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	11,017
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	15,553
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	14,450
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,844
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	18,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	4,100
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,774
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,848
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	8,041
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,204
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,399
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,444
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	9,122
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	11,637
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	11,331
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	15,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,146
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,529
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,314	1,152
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,712
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	598	530
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,673
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	20,679
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	10,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	74
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	15,700
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	19,110
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	11,408
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,989	2,624
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	18,624
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,920
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	31,311
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,446
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,997
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	845	758
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,572
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,561
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,591
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	3/25/54	6,200	5,518
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	4/25/55	23,377	20,967
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,373
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	14,723
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,792

16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,415
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,144
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,953
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,005
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,822
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	9,470
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,406
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,369	4,334
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,800	9,761
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	16,416
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	5,944	5,897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,558	14,449
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	17,857	17,751
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	50,092
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	12,141
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,190	10,159
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	10,519
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	16,615
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	15,941
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	18,339
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,132
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	18,443
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	22,178
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	9,087
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,050
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,697	4,263
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,564
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,652
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,889
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	12,120
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,110
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,951
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	22,648
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	9,024
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	10,520
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,682
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	14,242
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,325
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	17,699
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,890	2,512
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,763
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	9,353
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	6,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	7,637	7,580
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	6,879
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,873
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	4,618	4,588
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	981

17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	6,650	6,447
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	675	671
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,100	1,090
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	100	100
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	2,924
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	269	267
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	3,859	3,814
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,319
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,107
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,257
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,340	7,132
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,482
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	2,550	2,444
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	606
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	3,425	3,430
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	978
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,672
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,138
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,339
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,745	11,338
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	8,992
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	231	231
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	393
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	840	819
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	510	493
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	4,675	4,588
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	672
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	6,350	6,149
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,025	974
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	9,425	9,171
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	1,950	1,882
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	4,325	4,301
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,300	1,294
[3]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	425	425
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,246
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	5,193	5,108
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,120
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,547	4,447
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	647
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,761	3,674
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	10,666
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,735	2,646
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	798
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	5,200	4,991
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,395
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,050	2,898
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,115
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,250	2,150
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	702
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,200	3,170
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	540
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,729
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,301
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,115	2,106
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,233
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	956
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	243	243
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	240	241
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,455
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	15,206
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,732
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,495
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	516	515
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	124	124

18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,342
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,228
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.644%	9/10/47	1,175	1,136
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,080	1,068
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,374
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,289
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,094
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,325
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,565
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	2,339	2,314
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,410
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	2,925
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	2,627	2,590
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,317
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,592
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,762
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	681
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,360
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,722
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,607
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,207
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,696
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	572
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	796
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	13,857
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,471
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	13,245
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,527
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,774
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,811
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,280	11,352
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	2,591
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	5,109
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,389
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,518
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,422
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,310
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	644
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	8,050	7,742
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,413
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,225	1,209
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	831
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	754
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	836
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,785	4,673
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	1,913
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	6,375	6,173
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	3,400	3,255
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	693
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	4,700	4,490
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	791
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,250	2,180
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	829
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	750	743
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	327	324
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,243	1,226
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	749
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,208	2,164
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	566
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,900	1,840
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	794
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	2,575	2,457
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	995
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,675	4,420
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	437	436
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,402	1,397
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,347	2,333
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,035
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	312	312

19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	896	889
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	4,884
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,247
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.106%	12/15/46	1,250	1,250
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	6,706
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,695
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,030
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,799
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,763
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,136
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,581
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,849
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	1,973
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	655	650
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	257	256
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	1,990	1,980
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	736
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	123	123
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	3,916
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,007
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	371	370
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,315
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	774
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	1,163	1,151
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	18,687
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	766
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.947%	2/15/47	935	921
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	522	521
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	1,892
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,507
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	362	360
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	943
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	564
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	5,804
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,511
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	2,903
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,696
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	45	44
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,504
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,687
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	6,743
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	1,864
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	12,512
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,812
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,830
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,134	2,101
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	693	683
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,079
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,599	1,589
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,840
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,036	2,025
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,545
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,824
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,066	1,055
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	13,783	13,466
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	2,755	2,736
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,482
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,578
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	2,052	2,034
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,697
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,209
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,499
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,658
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,202
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	13,506
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,805

20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	769
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,480
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,169
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	765
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,306	2,231
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	13,080
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,819
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,709
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,723
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,829
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,501
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	11,463
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,361
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	471
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	3,112	3,077
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,378
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,750	2,663
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,114
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	381
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,650	3,491
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	550
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	1,340	1,338
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,699
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	338
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	1,895	1,891
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	991
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,265
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,115
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	1,780	1,774
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.295%	8/15/46	990	985
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.495%	8/15/46	490	483
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	172	172
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,347
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,193
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.907%	11/15/46	1,100	1,096
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,005	3,006
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.022%	2/15/47	1,150	1,155
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	286	284
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	2,867
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.476%	6/15/47	1,150	1,125
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	996
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.607%	10/15/47	1,150	1,128
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	957	947
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,230
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	808	801
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	6,493
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	8,100	7,937
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	1,850	1,832
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	2,877
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,816
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	602	598
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,540
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,180
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	2,167	2,145

21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,484
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,527	1,518
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	2,778
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,193	1,184
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,139
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	6,032	5,880
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,380	1,367
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,824
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,204	1,184
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,497
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	6,935
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	9,000
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	8,147
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,963
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,313
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,636
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,449
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,070
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,086
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,345
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,481
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,485
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,782
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	6,914
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	7,150
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,858
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	574	560
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,765
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,907
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,347
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	5,244
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	2,939
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,570
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,761
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,928
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,583
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,125
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,647
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	629
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	380
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	7,268
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.922%	4/15/55	8,550	8,171
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	150	150
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	4,025	3,909
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	850	816
[3]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,075	1,078
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,621
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	1,125	1,114
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	579
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,640	5,422
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,439
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	2,775	2,675
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,624
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	965
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,147
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,302	1,296
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	156	156
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,167
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	557	556
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	3,936	3,924
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,325	2,270
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,600	1,587
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	3,600	3,487
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	2,976

22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,150	2,070
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,860
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	4,875	4,728
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	2,550	2,433
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,017
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	3,425	3,309
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	1,700	1,606
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,000	2,933
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,056
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,275	2,261
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,697
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,655
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,040	3,961
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	276	274
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,235	1,219
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	2,705	2,659
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	609
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,750	2,685
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,018
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	17,075	16,432
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	1,947
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	5,925	5,643
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,188
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,975	2,841
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	873
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	3,850	3,806
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	857
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,592
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,123
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,643
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,458
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	7,020
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,714
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	4,485
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,663
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,472
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,817
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,521
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,870
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	6,002
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,459
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,163
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	12,165
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	8,311
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,534
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	10,252
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,963
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,559	1,567
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,827
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,724
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	10,243
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	9,389
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,982
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,180
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,441
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,589
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,540
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	6,031	6,021
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,724	2,711
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,733
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	695
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	27,394
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	16,693
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	6,680
[3]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,720
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	11,405	11,151
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	641	634
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	6,200	5,945
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	792
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	399	399
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	290	289
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	11,937
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	393
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	685	680
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	590	589

23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,638
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	10,534
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,002	1,980
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,025
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,461
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	7,568
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,016
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,167	2,156
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,231
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	910
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,968
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,812
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	551	545
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,418
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,842
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	907	898
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	1,979
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,744
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	21	21
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,193	1,184
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,462
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,941
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,043	2,033
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,778
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,637	7,494
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,368
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,105
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,393	1,376
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,115
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,413
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,788
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,025	1,913
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,373
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,850
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	2,641	2,595
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,221
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	996
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	433
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,813
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,383
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,903
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,716
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,752
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,705
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,491
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,743
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,600
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,733
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,870
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	12,067
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,057
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	8,152
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,884
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	10,470
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	17,133
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	5,161
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	10,469
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,840
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	8,202
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,465
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,363
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,535
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,593
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,825
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,369
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,673
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	4,058
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	1,612	1,606
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,469
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	730	726
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	492
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,134

24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	417
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,221
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,709
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	118	118
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,629
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	655
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	417	414
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,519
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,533
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	186	185
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	923
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	720
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	726
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,265
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	374
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.027%	12/15/46	563	558
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,314	1,312
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.192%	3/15/46	375	375
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	157	157
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	124	124
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,444
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	466
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	269	267
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,034	1,021
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,141
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,193
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,577	1,546
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	2,947
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,510
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,184
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	928	926
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,141
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	791
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	787	777
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,046
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	4,954
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	545	544
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,404
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,820
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	1,990	1,984
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,376
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,387	1,366
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	408
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	1,993	1,954
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	732
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,435	2,372
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	629
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	4,015	3,867
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	4,225	4,052
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,375
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	4,225	4,020
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,410
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	4,275	4,087
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	405
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,650	3,591
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,277
[3]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.700%	1/17/23	852	852
[3]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	1,275	1,274
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,849
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	755
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,350	2,268
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	875	833
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	418	415
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,500	1,449
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,259,609)					5,840,359
Corporate Bonds (26.6%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	7,868
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,651
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,052
	Activision Blizzard Inc.	4.500%	6/15/47	4,930	4,769
	Activision Blizzard Inc.	2.500%	9/15/50	16,100	11,043
	Alphabet Inc.	0.450%	8/15/25	9,500	8,739
	Alphabet Inc.	1.998%	8/15/26	7,675	7,270
	Alphabet Inc.	0.800%	8/15/27	12,295	10,681

25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.100%	8/15/30	20,600	16,899
	Alphabet Inc.	1.900%	8/15/40	15,000	10,722
	Alphabet Inc.	2.050%	8/15/50	16,100	10,820
	Alphabet Inc.	2.250%	8/15/60	18,000	11,724
	America Movil SAB de CV	3.625%	4/22/29	7,600	7,233
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,548
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,837
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,090
	America Movil SAB de CV	6.125%	3/30/40	19,236	21,281
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,734
	America Movil SAB de CV	4.375%	4/22/49	22,780	21,095
	AT&T Inc.	0.900%	3/25/24	22,000	21,023
	AT&T Inc.	1.700%	3/25/26	30,900	28,260
	AT&T Inc.	3.800%	2/15/27	17,926	17,585
	AT&T Inc.	4.250%	3/1/27	11,658	11,637
	AT&T Inc.	2.300%	6/1/27	22,330	20,394
	AT&T Inc.	1.650%	2/1/28	22,950	19,832
[3]	AT&T Inc.	4.100%	2/15/28	15,722	15,431
	AT&T Inc.	4.350%	3/1/29	31,933	31,470
[3]	AT&T Inc.	4.300%	2/15/30	28,231	27,569
	AT&T Inc.	2.750%	6/1/31	30,160	26,064
	AT&T Inc.	2.250%	2/1/32	16,500	13,469
	AT&T Inc.	2.550%	12/1/33	37,320	30,267
	AT&T Inc.	4.500%	5/15/35	21,975	20,834
	AT&T Inc.	4.900%	8/15/37	15,625	15,484
	AT&T Inc.	4.850%	3/1/39	9,600	9,159
	AT&T Inc.	3.500%	6/1/41	20,600	16,466
	AT&T Inc.	4.300%	12/15/42	16,890	14,678
	AT&T Inc.	4.650%	6/1/44	14,105	12,843
	AT&T Inc.	4.350%	6/15/45	15,749	13,745
	AT&T Inc.	4.750%	5/15/46	35,443	32,874
[3]	AT&T Inc.	5.150%	11/15/46	6,241	6,161
	AT&T Inc.	4.500%	3/9/48	20,763	18,469
	AT&T Inc.	4.550%	3/9/49	17,065	15,515
	AT&T Inc.	3.650%	6/1/51	31,600	24,700
	AT&T Inc.	3.500%	9/15/53	67,396	51,111
	AT&T Inc.	3.550%	9/15/55	69,900	52,384
	AT&T Inc.	3.800%	12/1/57	61,534	47,723
	AT&T Inc.	3.650%	9/15/59	67,707	50,735
	AT&T Inc.	3.850%	6/1/60	15,844	12,270
	Baidu Inc.	3.875%	9/29/23	8,400	8,428
	Baidu Inc.	4.375%	5/14/24	17,300	17,427
	Baidu Inc.	3.075%	4/7/25	800	777
	Baidu Inc.	4.125%	6/30/25	100	100
	Baidu Inc.	1.720%	4/9/26	9,000	8,222
	Baidu Inc.	1.625%	2/23/27	2,033	1,799
	Baidu Inc.	3.625%	7/6/27	5,375	5,180
	Baidu Inc.	4.375%	3/29/28	4,025	3,971
	Baidu Inc.	4.875%	11/14/28	4,365	4,417
	Baidu Inc.	3.425%	4/7/30	3,436	3,152
	Baidu Inc.	2.375%	10/9/30	5,000	4,215
	Baidu Inc.	2.375%	8/23/31	7,400	6,171
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	4,046
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,864
	Booking Holdings Inc.	3.600%	6/1/26	11,245	11,073
	Booking Holdings Inc.	3.550%	3/15/28	170	164
	Booking Holdings Inc.	4.625%	4/13/30	27,100	26,971
	British Telecommunications plc	4.500%	12/4/23	2,750	2,763
	British Telecommunications plc	5.125%	12/4/28	4,200	4,194
	British Telecommunications plc	9.625%	12/15/30	28,483	35,431
[3]	Charter Communications Operating LLC	4.500%	2/1/24	19,655	19,777
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	42,150
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	24,241
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,450
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	2.250%	1/15/29	13,000	10,698
Charter Communications Operating LLC	5.050%	3/30/29	15,917	15,349
Charter Communications Operating LLC	2.800%	4/1/31	13,655	10,941
Charter Communications Operating LLC	2.300%	2/1/32	11,000	8,334
Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,690
Charter Communications Operating LLC	6.384%	10/23/35	21,400	21,599
Charter Communications Operating LLC	5.375%	4/1/38	8,925	7,951
Charter Communications Operating LLC	3.500%	6/1/41	20,000	14,077
Charter Communications Operating LLC	3.500%	3/1/42	14,375	10,008
Charter Communications Operating LLC	6.484%	10/23/45	37,034	36,059
Charter Communications Operating LLC	5.375%	5/1/47	23,009	19,696
Charter Communications Operating LLC	5.750%	4/1/48	30,850	27,742
Charter Communications Operating LLC	5.125%	7/1/49	10,300	8,597
Charter Communications Operating LLC	4.800%	3/1/50	31,060	24,608
Charter Communications Operating LLC	3.700%	4/1/51	26,550	18,037
Charter Communications Operating LLC	3.900%	6/1/52	20,700	14,450
Charter Communications Operating LLC	5.250%	4/1/53	15,700	13,391
Charter Communications Operating LLC	6.834%	10/23/55	6,025	6,095
Charter Communications Operating LLC	3.850%	4/1/61	23,000	15,111
Charter Communications Operating LLC	4.400%	12/1/61	17,200	12,437
Charter Communications Operating LLC	3.950%	6/30/62	15,010	10,004
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,840
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,123
Comcast Corp.	3.700%	4/15/24	10,000	10,030
Comcast Corp.	3.375%	2/15/25	10,866	10,788
Comcast Corp.	3.375%	8/15/25	29,213	28,868
Comcast Corp.	3.950%	10/15/25	27,650	27,791
Comcast Corp.	3.150%	3/1/26	13,800	13,454
Comcast Corp.	2.350%	1/15/27	19,515	18,204
Comcast Corp.	3.300%	2/1/27	19,195	18,667
Comcast Corp.	3.300%	4/1/27	6,000	5,810
Comcast Corp.	3.150%	2/15/28	21,300	20,303
Comcast Corp.	3.550%	5/1/28	7,027	6,816
Comcast Corp.	4.150%	10/15/28	39,692	39,591
Comcast Corp.	2.650%	2/1/30	21,500	19,201
Comcast Corp.	3.400%	4/1/30	26,955	25,262
Comcast Corp.	4.250%	10/15/30	16,075	15,843
Comcast Corp.	1.950%	1/15/31	15,866	13,196
Comcast Corp.	1.500%	2/15/31	10,100	8,108
Comcast Corp.	4.250%	1/15/33	18,835	18,506
Comcast Corp.	7.050%	3/15/33	2,200	2,643
Comcast Corp.	4.200%	8/15/34	5,900	5,683
Comcast Corp.	5.650%	6/15/35	6,890	7,505
Comcast Corp.	4.400%	8/15/35	17,305	16,787
Comcast Corp.	6.500%	11/15/35	2,791	3,257
Comcast Corp.	3.200%	7/15/36	9,475	8,037
Comcast Corp.	6.450%	3/15/37	8,723	10,300
Comcast Corp.	3.900%	3/1/38	11,000	9,971
Comcast Corp.	4.600%	10/15/38	31,065	30,091

26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.250%	11/1/39	16,000	13,152
	Comcast Corp.	3.750%	4/1/40	20,050	17,585
	Comcast Corp.	4.650%	7/15/42	16,000	15,475
	Comcast Corp.	4.600%	8/15/45	14,092	13,384
	Comcast Corp.	3.400%	7/15/46	14,423	11,502
	Comcast Corp.	4.000%	8/15/47	12,675	10,999
	Comcast Corp.	3.969%	11/1/47	25,986	22,473
	Comcast Corp.	4.000%	3/1/48	10,725	9,352
	Comcast Corp.	4.700%	10/15/48	12,286	11,915
	Comcast Corp.	3.999%	11/1/49	21,111	18,438
	Comcast Corp.	3.450%	2/1/50	15,950	12,702
	Comcast Corp.	2.800%	1/15/51	17,225	12,175
	Comcast Corp.	2.887%	11/1/51	47,234	33,779
	Comcast Corp.	2.450%	8/15/52	14,475	9,598
	Comcast Corp.	4.049%	11/1/52	20,932	18,343
	Comcast Corp.	2.937%	11/1/56	60,887	42,252
	Comcast Corp.	4.950%	10/15/58	11,739	11,703
	Comcast Corp.	2.650%	8/15/62	9,925	6,387
	Comcast Corp.	2.987%	11/1/63	42,622	29,118
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	58,874
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,328
	Discovery Communications LLC	3.800%	3/13/24	3,765	3,746
	Discovery Communications LLC	3.900%	11/15/24	5,525	5,441
	Discovery Communications LLC	3.450%	3/15/25	7,161	6,915
	Discovery Communications LLC	3.950%	6/15/25	4,768	4,659
	Discovery Communications LLC	4.900%	3/11/26	9,000	9,015
	Discovery Communications LLC	3.950%	3/20/28	28,714	26,853
	Discovery Communications LLC	4.125%	5/15/29	9,900	9,094
	Discovery Communications LLC	3.625%	5/15/30	8,650	7,692
	Discovery Communications LLC	5.000%	9/20/37	5,350	4,811
	Discovery Communications LLC	6.350%	6/1/40	8,215	8,118
	Discovery Communications LLC	4.875%	4/1/43	11,665	9,656
	Discovery Communications LLC	5.200%	9/20/47	4,854	4,161
	Discovery Communications LLC	5.300%	5/15/49	8,485	7,312
	Discovery Communications LLC	4.650%	5/15/50	10,535	8,282
	Discovery Communications LLC	4.000%	9/15/55	14,685	10,258
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,158
	Electronic Arts Inc.	1.850%	2/15/31	8,500	6,912
	Electronic Arts Inc.	2.950%	2/15/51	8,500	6,221
	Expedia Group Inc.	5.000%	2/15/26	8,955	8,963
	Expedia Group Inc.	4.625%	8/1/27	7,000	6,726
	Expedia Group Inc.	3.800%	2/15/28	7,958	7,258
	Expedia Group Inc.	3.250%	2/15/30	14,355	11,921
	Expedia Group Inc.	2.950%	3/15/31	9,800	7,812
	FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,874
	Fox Corp.	4.030%	1/25/24	15,984	15,984
	Fox Corp.	3.050%	4/7/25	21,105	20,458
	Fox Corp.	4.709%	1/25/29	21,325	20,939
	Fox Corp.	3.500%	4/8/30	6,648	6,033
	Fox Corp.	5.476%	1/25/39	15,500	15,053
	Fox Corp.	5.576%	1/25/49	16,820	16,392
	Grupo Televisa SAB	6.625%	3/18/25	2,694	2,838
	Grupo Televisa SAB	4.625%	1/30/26	5,420	5,440
	Grupo Televisa SAB	8.500%	3/11/32	275	339
	Grupo Televisa SAB	6.625%	1/15/40	4,845	5,229
	Grupo Televisa SAB	5.000%	5/13/45	22,660	21,066
	Grupo Televisa SAB	6.125%	1/31/46	4,800	5,292
	Grupo Televisa SAB	5.250%	5/24/49	7,000	6,922
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	4,661
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,822
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,205
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,097
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,737
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	4,198
	Koninklijke KPN NV	8.375%	10/1/30	5,000	5,977
[7]	Magallanes Inc.	3.428%	3/15/24	18,800	18,431
[7]	Magallanes Inc.	3.528%	3/15/24	5,550	5,440
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Magallanes Inc.	3.638%	3/15/25	18,000	17,470
[7]	Magallanes Inc.	3.788%	3/15/25	12,000	11,640
[7]	Magallanes Inc.	3.755%	3/15/27	42,000	39,417
[7]	Magallanes Inc.	4.054%	3/15/29	16,090	14,751
[7]	Magallanes Inc.	4.279%	3/15/32	62,000	55,390
[7]	Magallanes Inc.	5.050%	3/15/42	47,000	39,971
[7]	Magallanes Inc.	5.141%	3/15/52	75,000	62,965
[7]	Magallanes Inc.	5.391%	3/15/62	36,100	30,276
	NBCUniversal Media LLC	4.450%	1/15/43	12,500	11,603
	Omnicom Group Inc.	3.650%	11/1/24	12,375	12,263
	Omnicom Group Inc.	3.600%	4/15/26	14,726	14,323
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,138
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,680
	Omnicom Group Inc.	2.600%	8/1/31	8,000	6,699
	Orange SA	9.000%	3/1/31	26,215	33,832
	Orange SA	5.375%	1/13/42	11,690	12,064
	Orange SA	5.500%	2/6/44	9,815	10,326
	Paramount Global	4.750%	5/15/25	14,062	14,208
	Paramount Global	4.000%	1/15/26	7,225	7,061
	Paramount Global	2.900%	1/15/27	17,869	16,464
	Paramount Global	3.375%	2/15/28	4,150	3,814
	Paramount Global	3.700%	6/1/28	11,019	10,270
	Paramount Global	4.200%	6/1/29	4,000	3,766
	Paramount Global	4.950%	1/15/31	20,150	19,189
	Paramount Global	4.200%	5/19/32	17,670	15,662
	Paramount Global	5.500%	5/15/33	5,200	5,043
	Paramount Global	6.875%	4/30/36	10,910	11,338
	Paramount Global	5.900%	10/15/40	3,375	3,169
	Paramount Global	4.850%	7/1/42	10,293	8,566
	Paramount Global	4.375%	3/15/43	16,940	13,121
	Paramount Global	5.850%	9/1/43	15,499	14,476
	Paramount Global	5.250%	4/1/44	800	685
	Paramount Global	4.900%	8/15/44	10,115	8,196
	Paramount Global	4.600%	1/15/45	1,400	1,101
	Paramount Global	4.950%	5/19/50	10,000	8,398
	Rogers Communications Inc.	4.100%	10/1/23	6,400	6,431
[7]	Rogers Communications Inc.	2.950%	3/15/25	10,000	9,669
	Rogers Communications Inc.	3.625%	12/15/25	6,435	6,301
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,417
[7]	Rogers Communications Inc.	3.200%	3/15/27	11,000	10,441
[7]	Rogers Communications Inc.	3.800%	3/15/32	21,100	19,324
	Rogers Communications Inc.	7.500%	8/15/38	300	362
[7]	Rogers Communications Inc.	4.500%	3/15/42	16,100	14,330
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,544
	Rogers Communications Inc.	5.450%	10/1/43	4,000	3,954
	Rogers Communications Inc.	5.000%	3/15/44	5,000	4,645
	Rogers Communications Inc.	4.300%	2/15/48	7,850	6,575
	Rogers Communications Inc.	4.350%	5/1/49	11,050	9,387
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,685
[7]	Rogers Communications Inc.	4.550%	3/15/52	15,900	14,021
	Take-Two Interactive Software Inc.	3.300%	3/28/24	6,000	5,925
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,000	3,934
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,881
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,324
	TCI Communications Inc.	7.875%	2/15/26	4,775	5,360
	TCI Communications Inc.	7.125%	2/15/28	725	818
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	15,258
	Telefonica Emisiones SA	7.045%	6/20/36	20,699	23,371
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	11,372
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	21,832
	Telefonica Emisiones SA	4.895%	3/6/48	21,481	18,370
	Telefonica Emisiones SA	5.520%	3/1/49	14,095	13,097
	Telefonica Europe BV	8.250%	9/15/30	8,362	10,001
	TELUS Corp.	2.800%	2/16/27	8,525	8,111
	TELUS Corp.	3.400%	5/13/32	5,700	5,123
	TELUS Corp.	4.300%	6/15/49	5,995	5,366
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	2,843
	Thomson Reuters Corp.	4.300%	11/23/23	6,515	6,566

27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,155
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,171
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,310
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,779
	Time Warner Cable LLC	6.550%	5/1/37	20,905	20,932
	Time Warner Cable LLC	7.300%	7/1/38	16,248	17,023
	Time Warner Cable LLC	6.750%	6/15/39	18,117	18,142
	Time Warner Cable LLC	5.875%	11/15/40	15,510	14,227
	Time Warner Cable LLC	5.500%	9/1/41	17,070	15,017
	Time Warner Cable LLC	4.500%	9/15/42	14,785	11,594
	Time Warner Entertainment Co. LP	8.375%	7/15/33	6,275	7,238
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	29,862
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,111
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	51,223
	T-Mobile USA Inc.	2.050%	2/15/28	20,456	17,777
[7]	T-Mobile USA Inc.	2.400%	3/15/29	3,000	2,600
	T-Mobile USA Inc.	3.875%	4/15/30	68,215	63,688
	T-Mobile USA Inc.	2.550%	2/15/31	29,278	24,630
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,122
[7]	T-Mobile USA Inc.	2.700%	3/15/32	10,500	8,841
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	28,878
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	21,701
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	27,435
	T-Mobile USA Inc.	3.300%	2/15/51	32,337	23,601
[7]	T-Mobile USA Inc.	3.400%	10/15/52	30,655	22,608
	T-Mobile USA Inc.	3.600%	11/15/60	13,500	9,864
[7]	T-Mobile USA Inc.	3.600%	11/15/60	9,400	6,851
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	5,708
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	15,190
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	19,143
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	239
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	6,202
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	4,035
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	10,668
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,978
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	5,442
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,294
	VeriSign Inc.	2.700%	6/15/31	6,000	4,832
	Verizon Communications Inc.	3.376%	2/15/25	13,000	12,918
	Verizon Communications Inc.	0.850%	11/20/25	18,525	16,796
	Verizon Communications Inc.	1.450%	3/20/26	19,500	17,853
	Verizon Communications Inc.	2.625%	8/15/26	15,525	14,674
	Verizon Communications Inc.	4.125%	3/16/27	26,725	26,664
	Verizon Communications Inc.	3.000%	3/22/27	15,821	15,036
	Verizon Communications Inc.	2.100%	3/22/28	43,200	38,370
	Verizon Communications Inc.	4.329%	9/21/28	47,971	47,744
	Verizon Communications Inc.	4.016%	12/3/29	41,471	40,234
	Verizon Communications Inc.	3.150%	3/22/30	37,595	34,178
	Verizon Communications Inc.	1.500%	9/18/30	7,500	5,999
	Verizon Communications Inc.	1.680%	10/30/30	16,168	13,008
	Verizon Communications Inc.	1.750%	1/20/31	22,075	17,729
	Verizon Communications Inc.	2.550%	3/21/31	45,000	38,485
	Verizon Communications Inc.	2.355%	3/15/32	42,350	35,132
	Verizon Communications Inc.	4.500%	8/10/33	36,244	35,332
	Verizon Communications Inc.	4.400%	11/1/34	32,782	31,460
	Verizon Communications Inc.	4.272%	1/15/36	19,971	18,818
	Verizon Communications Inc.	5.250%	3/16/37	28,230	29,171
	Verizon Communications Inc.	4.812%	3/15/39	17,935	17,649
	Verizon Communications Inc.	2.650%	11/20/40	34,500	25,300
	Verizon Communications Inc.	3.400%	3/22/41	41,825	34,039
	Verizon Communications Inc.	2.850%	9/3/41	10,600	7,946
	Verizon Communications Inc.	4.750%	11/1/41	6,200	5,941
	Verizon Communications Inc.	4.125%	8/15/46	14,730	13,133
	Verizon Communications Inc.	4.862%	8/21/46	24,004	23,655
	Verizon Communications Inc.	4.522%	9/15/48	41,867	39,638
	Verizon Communications Inc.	4.000%	3/22/50	13,350	11,526
	Verizon Communications Inc.	2.875%	11/20/50	28,400	20,156
	Verizon Communications Inc.	3.550%	3/22/51	33,500	26,859
	Verizon Communications Inc.	2.987%	10/30/56	51,505	35,775
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	3.000%	11/20/60	21,000	14,301
Verizon Communications Inc.	3.700%	3/22/61	35,300	27,720
Vodafone Group plc	3.750%	1/16/24	16,625	16,700
Vodafone Group plc	4.125%	5/30/25	16,425	16,488
Vodafone Group plc	4.375%	5/30/28	35,955	35,751
Vodafone Group plc	7.875%	2/15/30	1,163	1,369
Vodafone Group plc	6.250%	11/30/32	4,145	4,527
Vodafone Group plc	6.150%	2/27/37	8,636	9,321
Vodafone Group plc	5.000%	5/30/38	19,219	18,402
Vodafone Group plc	4.375%	2/19/43	8,255	7,171
Vodafone Group plc	5.250%	5/30/48	28,504	27,103
Vodafone Group plc	4.875%	6/19/49	18,749	17,241
Vodafone Group plc	4.250%	9/17/50	12,915	10,789
Vodafone Group plc	5.125%	6/19/59	5,750	5,316
Walt Disney Co.	1.750%	8/30/24	16,120	15,530
Walt Disney Co.	3.700%	9/15/24	10,326	10,341
Walt Disney Co.	3.350%	3/24/25	18,990	18,846
Walt Disney Co.	3.700%	10/15/25	8,810	8,802
Walt Disney Co.	1.750%	1/13/26	19,250	17,944
Walt Disney Co.	3.375%	11/15/26	11,225	10,968
Walt Disney Co.	3.700%	3/23/27	12,000	11,872
Walt Disney Co.	2.200%	1/13/28	15,400	13,958
Walt Disney Co.	2.000%	9/1/29	20,517	17,621
Walt Disney Co.	3.800%	3/22/30	9,585	9,257
Walt Disney Co.	2.650%	1/13/31	22,775	20,050
Walt Disney Co.	6.550%	3/15/33	2,415	2,791
Walt Disney Co.	6.200%	12/15/34	9,795	11,163
Walt Disney Co.	6.400%	12/15/35	13,125	15,260
Walt Disney Co.	6.150%	3/1/37	14,708	16,634
Walt Disney Co.	6.650%	11/15/37	6,876	8,192
Walt Disney Co.	4.625%	3/23/40	7,010	6,863
Walt Disney Co.	3.500%	5/13/40	16,033	13,691
Walt Disney Co.	5.400%	10/1/43	6,633	6,996
Walt Disney Co.	4.750%	9/15/44	12,795	12,482
Walt Disney Co.	4.950%	10/15/45	2,050	2,051
Walt Disney Co.	4.750%	11/15/46	6,268	6,138
Walt Disney Co.	2.750%	9/1/49	20,900	14,966
Walt Disney Co.	4.700%	3/23/50	7,145	7,073
Walt Disney Co.	3.600%	1/13/51	21,375	17,846
Walt Disney Co.	3.800%	5/13/60	10,783	9,011
Weibo Corp.	3.500%	7/5/24	8,375	8,153
Weibo Corp.	3.375%	7/8/30	8,565	7,050
WPP Finance 2010	3.750%	9/19/24	8,615	8,421
				5,279,156
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	10,745
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	22,351
Alibaba Group Holding Ltd.	3.400%	12/6/27	34,610	33,077
Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	10,490
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	5,344
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	9,300
Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,398
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,919
Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	11,046
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	8,681
Alibaba Group Holding Ltd.	3.250%	2/9/61	10,854	7,235
Amazon.com Inc.	2.500%	11/29/22	8,505	8,505
Amazon.com Inc.	2.730%	4/13/24	11,050	10,986
Amazon.com Inc.	0.450%	5/12/24	26,580	25,302
Amazon.com Inc.	2.800%	8/22/24	5,000	4,956
Amazon.com Inc.	3.800%	12/5/24	5,049	5,106
Amazon.com Inc.	3.000%	4/13/25	11,000	10,929
Amazon.com Inc.	0.800%	6/3/25	10,160	9,456
Amazon.com Inc.	5.200%	12/3/25	11,460	12,029
Amazon.com Inc.	1.000%	5/12/26	24,000	21,832
Amazon.com Inc.	3.300%	4/13/27	16,585	16,278
Amazon.com Inc.	1.200%	6/3/27	24,193	21,545
Amazon.com Inc.	3.150%	8/22/27	35,883	34,953
Amazon.com Inc.	1.650%	5/12/28	24,000	21,299

28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.450%	4/13/29	30,000	29,200
	Amazon.com Inc.	2.100%	5/12/31	32,500	27,836
	Amazon.com Inc.	3.600%	4/13/32	15,785	15,213
	Amazon.com Inc.	4.800%	12/5/34	11,870	12,449
	Amazon.com Inc.	3.875%	8/22/37	53,621	50,667
	Amazon.com Inc.	2.875%	5/12/41	25,000	20,047
	Amazon.com Inc.	4.950%	12/5/44	9,676	10,182
	Amazon.com Inc.	4.050%	8/22/47	38,830	36,413
	Amazon.com Inc.	2.500%	6/3/50	29,200	20,676
	Amazon.com Inc.	3.100%	5/12/51	19,500	15,381
	Amazon.com Inc.	3.950%	4/13/52	11,720	10,794
	Amazon.com Inc.	4.250%	8/22/57	13,925	13,075
	Amazon.com Inc.	2.700%	6/3/60	21,300	14,412
	Amazon.com Inc.	3.250%	5/12/61	22,000	16,774
	Amazon.com Inc.	4.100%	4/13/62	13,390	12,116
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,865	4,859
[3]	American Honda Finance Corp.	0.875%	7/7/23	12,300	11,997
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,132
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,353
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,188
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,340
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,204
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,409
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	5,814
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,618
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,469
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,461
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,004
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,700	6,828
[3]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,342
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,362
[3]	American University	3.672%	4/1/49	4,830	4,128
	Aptiv plc	4.350%	3/15/29	1,400	1,326
	Aptiv plc	3.250%	3/1/32	7,315	6,215
	Aptiv plc	4.400%	10/1/46	4,825	3,803
	Aptiv plc	5.400%	3/15/49	3,890	3,562
	Aptiv plc	3.100%	12/1/51	14,080	9,085
	Aptiv plc	4.150%	5/1/52	4,775	3,657
	AutoNation Inc.	3.500%	11/15/24	7,300	7,075
	AutoNation Inc.	4.500%	10/1/25	9,905	9,898
	AutoNation Inc.	3.800%	11/15/27	6,075	5,724
	AutoNation Inc.	2.400%	8/1/31	2,900	2,228
	AutoNation Inc.	3.850%	3/1/32	10,000	8,628
	AutoZone Inc.	3.125%	4/18/24	3,950	3,904
	AutoZone Inc.	3.250%	4/15/25	8,519	8,350
	AutoZone Inc.	3.625%	4/15/25	9,220	9,113
	AutoZone Inc.	3.125%	4/21/26	5,200	5,009
	AutoZone Inc.	3.750%	6/1/27	5,600	5,434
	AutoZone Inc.	3.750%	4/18/29	9,657	9,119
	AutoZone Inc.	4.000%	4/15/30	15,250	14,477
	AutoZone Inc.	1.650%	1/15/31	5,500	4,309
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,869
	Best Buy Co. Inc.	1.950%	10/1/30	3,500	2,781
	BorgWarner Inc.	3.375%	3/15/25	2,788	2,733
	BorgWarner Inc.	2.650%	7/1/27	1,000	909
	BorgWarner Inc.	4.375%	3/15/45	4,115	3,333
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,700	3,747
	Brunswick Corp.	0.850%	8/18/24	3,500	3,230
	Brunswick Corp.	2.400%	8/18/31	9,580	7,095
	Brunswick Corp.	4.400%	9/15/32	5,375	4,650
	Brunswick Corp.	5.100%	4/1/52	4,375	3,250
[3]	California Endowment	2.498%	4/1/51	1,675	1,196
	California Institute of Technology	4.321%	8/1/45	1,606	1,597
	California Institute of Technology	4.700%	11/1/11	5,575	5,346
	California Institute of Technology	3.650%	9/1/19	5,204	3,881
[3]	Case Western Reserve University	5.405%	6/1/22	2,000	2,043
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,327
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,486
	Cleveland Clinic Foundation	4.858%	1/1/14	4,115	3,957
[7]	Daimler Finance North America LLC	0.750%	3/1/24	4,000	3,804
[7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	876
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	11,159
[7]	Daimler Finance North America LLC	2.450%	3/2/31	4,000	3,401
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,114
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,185
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	5,701
	Dick's Sporting Goods Inc.	4.100%	1/15/52	7,000	4,648
	DR Horton Inc.	5.750%	8/15/23	4,050	4,125
	DR Horton Inc.	2.500%	10/15/24	5,030	4,804
	DR Horton Inc.	2.600%	10/15/25	4,410	4,149
	DR Horton Inc.	1.400%	10/15/27	2,000	1,671
[3]	Duke University	2.682%	10/1/44	5,500	4,226
[3]	Duke University	2.757%	10/1/50	1,050	778
[3]	Duke University	2.832%	10/1/55	10,675	8,127
	eBay Inc.	3.450%	8/1/24	2,502	2,477
	eBay Inc.	1.900%	3/11/25	15,879	14,935
	eBay Inc.	1.400%	5/10/26	7,900	7,109
	eBay Inc.	3.600%	6/5/27	10,250	9,855
	eBay Inc.	2.700%	3/11/30	25,295	21,589
	eBay Inc.	2.600%	5/10/31	7,900	6,563
	eBay Inc.	4.000%	7/15/42	7,336	6,240
	eBay Inc.	3.650%	5/10/51	10,325	7,964
[3]	Emory University	2.143%	9/1/30	6,300	5,509
[3]	Emory University	2.969%	9/1/50	4,300	3,409
[3]	Ford Foundation	2.415%	6/1/50	2,745	1,907
[3]	Ford Foundation	2.815%	6/1/70	8,638	5,876
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	9,779
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,295
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	5,012
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	4,750	4,206
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	4,750	3,673
	General Motors Co.	4.875%	10/2/23	23,293	23,514
	General Motors Co.	5.400%	10/2/23	11,000	11,168
	General Motors Co.	4.000%	4/1/25	11,564	11,408
	General Motors Co.	6.125%	10/1/25	32,763	33,878
	General Motors Co.	4.200%	10/1/27	6,794	6,451
	General Motors Co.	6.800%	10/1/27	10,888	11,452
	General Motors Co.	5.000%	10/1/28	6,075	5,887
	General Motors Co.	5.000%	4/1/35	7,731	6,926
	General Motors Co.	6.600%	4/1/36	7,436	7,538
	General Motors Co.	5.150%	4/1/38	11,779	10,314
	General Motors Co.	6.250%	10/2/43	20,970	19,995
	General Motors Co.	5.200%	4/1/45	13,396	11,282
	General Motors Co.	6.750%	4/1/46	19,747	19,919
	General Motors Co.	5.400%	4/1/48	12,275	10,749
	General Motors Co.	5.950%	4/1/49	6,133	5,705
	General Motors Financial Co. Inc.	1.700%	8/18/23	17,160	16,745
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	12,494
	General Motors Financial Co. Inc.	1.050%	3/8/24	8,800	8,336
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	3,873
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	16,678
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	9,150
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	12,608
	General Motors Financial Co. Inc.	3.800%	4/7/25	10,500	10,251
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,477
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,041
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	272
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	8,789

29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,551
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	7,571
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	26,842
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,318
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	8,959
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,025
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,609
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	8,454
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,063
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	16,704
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,300	6,321
	General Motors Financial Co. Inc.	2.350%	1/8/31	4,900	3,806
	General Motors Financial Co. Inc.	2.700%	6/10/31	3,485	2,756
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,000	4,018
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,416
	Genuine Parts Co.	1.875%	11/1/30	6,000	4,733
[3]	George Washington University	4.300%	9/15/44	3,944	3,676
	George Washington University	4.868%	9/15/45	1,742	1,762
[3]	George Washington University	4.126%	9/15/48	11,456	10,510
[3]	Georgetown University	4.315%	4/1/49	4,837	4,414
[3]	Georgetown University	2.943%	4/1/50	3,260	2,300
[3]	Georgetown University	5.215%	10/1/18	2,694	2,558
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	3,869
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	5,750
	Hasbro Inc.	3.550%	11/19/26	5,000	4,778
	Hasbro Inc.	3.900%	11/19/29	9,500	8,723
	Hasbro Inc.	6.350%	3/15/40	4,625	4,746
	Hasbro Inc.	5.100%	5/15/44	5,413	4,860
	Home Depot Inc.	3.750%	2/15/24	12,134	12,231
	Home Depot Inc.	2.700%	4/15/25	3,000	2,945
	Home Depot Inc.	3.000%	4/1/26	17,400	17,076
	Home Depot Inc.	2.125%	9/15/26	18,853	17,848
	Home Depot Inc.	2.500%	4/15/27	24,813	23,494
	Home Depot Inc.	2.800%	9/14/27	5,480	5,226
	Home Depot Inc.	0.900%	3/15/28	5,000	4,258
	Home Depot Inc.	1.500%	9/15/28	4,000	3,488
	Home Depot Inc.	3.900%	12/6/28	2,290	2,291
	Home Depot Inc.	2.950%	6/15/29	15,455	14,443
	Home Depot Inc.	2.700%	4/15/30	45,205	41,034
	Home Depot Inc.	1.375%	3/15/31	12,200	9,837
	Home Depot Inc.	1.875%	9/15/31	15,900	13,251
	Home Depot Inc.	3.250%	4/15/32	15,000	13,991
	Home Depot Inc.	5.875%	12/16/36	27,531	31,624
	Home Depot Inc.	3.300%	4/15/40	29,650	25,165
	Home Depot Inc.	5.950%	4/1/41	6,215	7,092
	Home Depot Inc.	4.200%	4/1/43	15,212	14,226
	Home Depot Inc.	4.875%	2/15/44	936	951
	Home Depot Inc.	4.400%	3/15/45	4,575	4,375
	Home Depot Inc.	4.250%	4/1/46	6,580	6,197
	Home Depot Inc.	3.900%	6/15/47	8,805	7,882
	Home Depot Inc.	4.500%	12/6/48	8,173	7,974
	Home Depot Inc.	3.125%	12/15/49	31,580	24,620
	Home Depot Inc.	3.350%	4/15/50	20,762	16,821
	Home Depot Inc.	2.375%	3/15/51	9,050	6,114
	Home Depot Inc.	2.750%	9/15/51	18,630	13,549
	Home Depot Inc.	3.625%	4/15/52	14,000	11,994
	Home Depot Inc.	3.500%	9/15/56	8,195	6,690
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,810
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,769
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,094
	Hyatt Hotels Corp.	1.300%	10/1/23	2,000	1,935
	Hyatt Hotels Corp.	1.800%	10/1/24	2,000	1,893
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,616
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,423
	Hyatt Hotels Corp.	6.000%	4/23/30	7,200	7,234
	JD.com Inc.	3.875%	4/29/26	10,884	10,666
	JD.com Inc.	3.375%	1/14/30	3,300	3,017
	JD.com Inc.	4.125%	1/14/50	3,250	2,520
[3]	Johns Hopkins University	4.083%	7/1/53	5,300	5,067
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johns Hopkins University	2.813%	1/1/60	325	234
	Kohl's Corp.	3.375%	5/1/31	5,000	4,328
	Kohl's Corp.	5.550%	7/17/45	3,150	2,720
	Lear Corp.	3.800%	9/15/27	3,256	3,077
	Lear Corp.	4.250%	5/15/29	6,850	6,338
	Lear Corp.	3.500%	5/30/30	3,800	3,308
	Lear Corp.	2.600%	1/15/32	4,650	3,626
	Lear Corp.	5.250%	5/15/49	2,890	2,506
	Lear Corp.	3.550%	1/15/52	4,650	3,061
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,690
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,779
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	6,764
	Leland Stanford Junior University	1.289%	6/1/27	1,075	964
	Leland Stanford Junior University	3.647%	5/1/48	11,840	10,981
	Leland Stanford Junior University	2.413%	6/1/50	4,795	3,443
	Lennar Corp.	4.750%	11/15/22	6,700	6,705
	Lennar Corp.	4.875%	12/15/23	2,200	2,220
	Lennar Corp.	4.500%	4/30/24	19,805	19,766
	Lennar Corp.	4.750%	5/30/25	4,700	4,715
	Lennar Corp.	5.250%	6/1/26	11,888	11,989
	Lennar Corp.	4.750%	11/29/27	15,000	14,610
	Lowe's Cos. Inc.	3.875%	9/15/23	13,844	13,916
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	2,905
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	8,742
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	13,987
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	18,383
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	5,056
	Lowe's Cos. Inc.	3.100%	5/3/27	7,618	7,236
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,376
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,590
	Lowe's Cos. Inc.	6.500%	3/15/29	267	296
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	22,469
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,195
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,032
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	22,699
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	25,289
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,595
	Lowe's Cos. Inc.	2.800%	9/15/41	18,000	13,039
	Lowe's Cos. Inc.	4.250%	9/15/44	541	453
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	8,054
	Lowe's Cos. Inc.	4.050%	5/3/47	16,622	13,922
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	8,667
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,921
	Lowe's Cos. Inc.	3.000%	10/15/50	8,468	5,904
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	3,812
	Lowe's Cos. Inc.	4.250%	4/1/52	19,245	16,658
	Lowe's Cos. Inc.	4.450%	4/1/62	22,750	19,442
	Magna International Inc.	3.625%	6/15/24	9,445	9,388
	Magna International Inc.	4.150%	10/1/25	2,775	2,783
	Magna International Inc.	2.450%	6/15/30	8,000	6,822
	Marriott International Inc.	3.600%	4/15/24	12,525	12,406
	Marriott International Inc.	3.750%	3/15/25	7,409	7,313
[3]	Marriott International Inc.	5.750%	5/1/25	1,650	1,709
	Marriott International Inc.	3.750%	10/1/25	4,190	4,104
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	9,736
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,467
[3]	Marriott International Inc.	4.625%	6/15/30	14,100	13,448
[3]	Marriott International Inc.	2.850%	4/15/31	23,500	19,495
[3]	Marriott International Inc.	3.500%	10/15/32	17,971	15,492
	Masco Corp.	3.500%	11/15/27	8,550	8,103
	Masco Corp.	1.500%	2/15/28	5,000	4,198
	Masco Corp.	7.750%	8/1/29	1,144	1,317
	Masco Corp.	2.000%	10/1/30	3,175	2,507
	Masco Corp.	2.000%	2/15/31	9,000	7,066
	Masco Corp.	4.500%	5/15/47	5,900	5,028
	Masco Corp.	3.125%	2/15/51	7,500	5,107
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	142

30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,580	2,913
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	4,332
	Massachusetts Institute of Technology	5.600%	7/1/11	3,881	4,594
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	14,901
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,899
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	11,547
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,047
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	22,602
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	8,772
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	8,816
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	11,266
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	11,754
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	5,873
[3]	McDonald's Corp.	3.600%	7/1/30	15,716	14,966
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	12,851
[3]	McDonald's Corp.	6.300%	10/15/37	425	486
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	9,193
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	8,434
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	4,533
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	3,557
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	8,368
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	15,206
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	9,202
[3]	McDonald's Corp.	4.450%	9/1/48	3,736	3,471
[3]	McDonald's Corp.	3.625%	9/1/49	24,344	19,957
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	8,987
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,039
	MDC Holdings Inc.	6.000%	1/15/43	3,000	2,467
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,020
	NIKE Inc.	2.400%	3/27/25	9,125	8,903
	NIKE Inc.	2.375%	11/1/26	11,270	10,723
	NIKE Inc.	2.750%	3/27/27	7,374	7,096
	NIKE Inc.	2.850%	3/27/30	17,075	15,678
	NIKE Inc.	3.250%	3/27/40	11,500	9,850
	NIKE Inc.	3.625%	5/1/43	3,025	2,670
	NIKE Inc.	3.875%	11/1/45	2,575	2,365
	NIKE Inc.	3.375%	11/1/46	5,125	4,391
	NIKE Inc.	3.375%	3/27/50	14,000	11,906
[3]	Northeastern University	2.894%	10/1/50	3,140	2,308
[3]	Northwestern University	4.643%	12/1/44	9,550	9,799
[3]	Northwestern University	2.640%	12/1/50	3,000	2,180
[3]	Northwestern University	3.662%	12/1/57	2,100	1,819
	NVR Inc.	3.000%	5/15/30	9,072	7,787
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,494
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,399
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,666
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	3,786
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	5,306
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,472
	Owens Corning	4.200%	12/1/24	6,030	6,019
	Owens Corning	3.400%	8/15/26	2,025	1,931
	Owens Corning	3.950%	8/15/29	4,100	3,800
	Owens Corning	3.875%	6/1/30	4,275	3,910
	Owens Corning	7.000%	12/1/36	1,787	1,961
	Owens Corning	4.300%	7/15/47	8,075	6,616
	Owens Corning	4.400%	1/30/48	4,100	3,385
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,942
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	5,367
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	4,800
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,994
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,805
	PulteGroup Inc.	5.500%	3/1/26	5,550	5,647
	PulteGroup Inc.	5.000%	1/15/27	16,000	15,996
	PulteGroup Inc.	6.375%	5/15/33	6,462	6,639
	PulteGroup Inc.	6.000%	2/15/35	4,000	3,920
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,835
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,033
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	7,324
	Ross Stores Inc.	4.600%	4/15/25	6,640	6,715
	Ross Stores Inc.	1.875%	4/15/31	5,000	3,957
	Sands China Ltd.	3.800%	1/8/26	2,565	2,048
	Sands China Ltd.	5.400%	8/8/28	3,050	2,347
	Snap-on Inc.	3.250%	3/1/27	4,475	4,367
	Snap-on Inc.	4.100%	3/1/48	2,600	2,368
	Snap-on Inc.	3.100%	5/1/50	5,225	4,084
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,636
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,021
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	11,411
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,000
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,888	2,875
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,742
	Starbucks Corp.	3.850%	10/1/23	5,400	5,439
	Starbucks Corp.	3.800%	8/15/25	1,354	1,351
	Starbucks Corp.	2.450%	6/15/26	20,813	19,642
	Starbucks Corp.	3.500%	3/1/28	5,575	5,347
	Starbucks Corp.	4.000%	11/15/28	7,100	6,939
	Starbucks Corp.	2.550%	11/15/30	19,650	16,758
	Starbucks Corp.	3.000%	2/14/32	5,000	4,345
	Starbucks Corp.	4.300%	6/15/45	2,535	2,235
	Starbucks Corp.	3.750%	12/1/47	8,500	6,935
	Starbucks Corp.	4.500%	11/15/48	13,801	12,568
	Starbucks Corp.	4.450%	8/15/49	8,000	7,202
	Starbucks Corp.	3.350%	3/12/50	8,000	6,017
	Starbucks Corp.	3.500%	11/15/50	10,700	8,369
	Tapestry Inc.	4.125%	7/15/27	1,496	1,438
	Tapestry Inc.	3.050%	3/15/32	5,000	4,071
	Thomas Jefferson University	3.847%	11/1/57	5,150	4,209
	TJX Cos. Inc.	2.250%	9/15/26	23,275	21,840
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,419
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,805
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,515
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,000	6,344
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	853
	Toyota Motor Corp.	3.419%	7/20/23	8,500	8,536
	Toyota Motor Corp.	0.681%	3/25/24	14,000	13,362
	Toyota Motor Corp.	2.358%	7/2/24	11,065	10,851
	Toyota Motor Corp.	1.339%	3/25/26	13,800	12,571
	Toyota Motor Corp.	3.669%	7/20/28	10,000	9,802
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	11,649
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	13,500	13,221
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,003
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	3,999
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	200
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,580
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,556
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,000	8,503
	Toyota Motor Credit Corp.	0.625%	9/13/24	19,000	17,858
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,000	7,585
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	12,963
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,003
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	5,024
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,281
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,330
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	12,647
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,820
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	3,800	3,489
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,075
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	12,777

31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	6,848
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,761
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,293
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,410
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,055
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	13,168
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,714
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,515
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	3,072
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	2,863
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,826
[3]	Trustees of Princeton University	2.516%	7/1/50	7,575	5,649
	Trustees of Princeton University	4.201%	3/1/52	3,300	3,367
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,676
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,673
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	46
[3]	University of Chicago	2.547%	4/1/50	8,050	5,847
	University of Chicago	3.000%	10/1/52	2,175	1,700
[3]	University of Chicago	4.003%	10/1/53	5,300	5,084
[3]	University of Miami	4.063%	4/1/52	5,300	4,777
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	7,937
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,391
[3]	University of Southern California	3.028%	10/1/39	9,251	7,820
[3]	University of Southern California	3.841%	10/1/47	9,550	8,819
[3]	University of Southern California	2.945%	10/1/51	9,275	7,221
	University of Southern California	5.250%	10/1/11	2,250	2,323
[3]	University of Southern California	3.226%	10/1/20	1,975	1,297
	VF Corp.	2.400%	4/23/25	6,800	6,530
	VF Corp.	2.800%	4/23/27	2,930	2,742
	VF Corp.	2.950%	4/23/30	10,059	8,802
[3]	Washington University	3.524%	4/15/54	5,620	4,911
	Washington University	4.349%	4/15/22	3,775	3,235
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,690
	Whirlpool Corp.	3.700%	5/1/25	800	797
	Whirlpool Corp.	4.750%	2/26/29	16,200	16,167
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,373
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,972
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,754
	Whirlpool Corp.	4.600%	5/15/50	3,500	3,007
[3]	William Marsh Rice University	3.574%	5/15/45	8,510	7,488
[3]	Yale University	0.873%	4/15/25	4,775	4,480
[3]	Yale University	1.482%	4/15/30	5,300	4,493
[3]	Yale University	2.402%	4/15/50	8,065	5,745
					3,702,643
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,825
	Altria Group Inc.	4.000%	1/31/24	12,883	12,910
	Altria Group Inc.	3.800%	2/14/24	2,700	2,692
	Altria Group Inc.	2.350%	5/6/25	7,125	6,719
	Altria Group Inc.	4.400%	2/14/26	28,775	28,170
	Altria Group Inc.	2.625%	9/16/26	11,294	10,324
	Altria Group Inc.	4.800%	2/14/29	12,775	12,107
	Altria Group Inc.	3.400%	5/6/30	9,000	7,670
	Altria Group Inc.	2.450%	2/4/32	10,200	7,682
	Altria Group Inc.	5.800%	2/14/39	8,860	8,084
	Altria Group Inc.	3.400%	2/4/41	15,500	10,299
	Altria Group Inc.	4.250%	8/9/42	10,376	7,626
	Altria Group Inc.	4.500%	5/2/43	11,209	8,305
	Altria Group Inc.	5.375%	1/31/44	22,457	19,349
	Altria Group Inc.	3.875%	9/16/46	22,539	15,181
	Altria Group Inc.	5.950%	2/14/49	29,638	26,012
	Altria Group Inc.	4.450%	5/6/50	9,990	7,176
	Altria Group Inc.	3.700%	2/4/51	20,710	13,315
	Altria Group Inc.	6.200%	2/14/59	2,521	2,352
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	40,771
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	62,511	60,006
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	107,543	101,431
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	7,265
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	11,598	9,596
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	16,086	14,528
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	16,828
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	27,072	26,736
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	40,427	41,198
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	18,870	17,683
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,615	11,541
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	9,815
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	14,781	15,013
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	13,436
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,276	17,418
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	5,357	4,364
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	53,123	47,832
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,407	24,106
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	12,448	12,720
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	18,327	16,466
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	26,160	23,594
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,050	4,219
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	20,655	18,109
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,380
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	8,185
	Archer-Daniels-Midland Co.	2.900%	3/1/32	2,147	1,941
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	594
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,618
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	5,195
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	13,303
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,666
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,899
	Avery Dennison Corp.	2.650%	4/30/30	8,200	6,850
	BAT Capital Corp.	3.222%	8/15/24	24,380	23,715
	BAT Capital Corp.	2.789%	9/6/24	826	797
	BAT Capital Corp.	3.215%	9/6/26	10,933	10,209
	BAT Capital Corp.	4.700%	4/2/27	26,873	26,272
	BAT Capital Corp.	3.557%	8/15/27	31,770	29,092
	BAT Capital Corp.	2.259%	3/25/28	15,625	13,076
	BAT Capital Corp.	3.462%	9/6/29	7,693	6,588
	BAT Capital Corp.	4.906%	4/2/30	11,805	10,965
	BAT Capital Corp.	2.726%	3/25/31	8,000	6,301
	BAT Capital Corp.	4.742%	3/16/32	10,000	8,898
	BAT Capital Corp.	4.390%	8/15/37	18,725	14,881
	BAT Capital Corp.	3.734%	9/25/40	10,000	7,037
	BAT Capital Corp.	4.540%	8/15/47	21,893	16,087
	BAT Capital Corp.	4.758%	9/6/49	4,025	3,034
	BAT Capital Corp.	5.282%	4/2/50	8,450	6,958
	BAT Capital Corp.	3.984%	9/25/50	7,575	5,152
	BAT Capital Corp.	5.650%	3/16/52	6,250	5,342
	BAT International Finance plc	1.668%	3/25/26	21,509	19,077
	BAT International Finance plc	4.448%	3/16/28	8,000	7,566
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,390
	Brown-Forman Corp.	3.500%	4/15/25	3,978	3,974
	Brown-Forman Corp.	4.500%	7/15/45	3,895	3,587
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,183
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,003

32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,606
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,104
	Campbell Soup Co.	3.950%	3/15/25	6,660	6,649
	Campbell Soup Co.	3.300%	3/19/25	9,125	8,972
	Campbell Soup Co.	4.150%	3/15/28	11,950	11,698
	Campbell Soup Co.	2.375%	4/24/30	9,450	7,982
	Campbell Soup Co.	4.800%	3/15/48	1,500	1,399
	Campbell Soup Co.	3.125%	4/24/50	6,998	4,973
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,423
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,932
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	8,193
	Clorox Co.	3.100%	10/1/27	6,100	5,825
	Clorox Co.	3.900%	5/15/28	3,500	3,432
	Clorox Co.	1.800%	5/15/30	9,313	7,614
	Coca-Cola Co.	1.750%	9/6/24	18,625	18,184
	Coca-Cola Co.	3.375%	3/25/27	3,029	3,003
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,828
	Coca-Cola Co.	1.450%	6/1/27	17,848	16,160
	Coca-Cola Co.	1.500%	3/5/28	6,500	5,778
	Coca-Cola Co.	1.000%	3/15/28	8,000	6,902
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,533
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,817
	Coca-Cola Co.	1.650%	6/1/30	25,093	21,267
	Coca-Cola Co.	2.000%	3/5/31	20,000	17,220
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,658
	Coca-Cola Co.	2.250%	1/5/32	7,000	6,099
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,700
	Coca-Cola Co.	2.500%	6/1/40	9,600	7,544
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,940
	Coca-Cola Co.	4.200%	3/25/50	5,775	5,647
	Coca-Cola Co.	2.600%	6/1/50	10,475	7,813
	Coca-Cola Co.	3.000%	3/5/51	10,400	8,393
	Coca-Cola Co.	2.500%	3/15/51	22,025	16,040
	Coca-Cola Co.	2.750%	6/1/60	3,800	2,736
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,072
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,206
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,026
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	7,810
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,486
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,688
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,744
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	7,922	7,160
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,320
	Conagra Brands Inc.	0.500%	8/11/23	4,400	4,244
	Conagra Brands Inc.	4.300%	5/1/24	29,235	29,347
	Conagra Brands Inc.	4.600%	11/1/25	17,225	17,312
	Conagra Brands Inc.	1.375%	11/1/27	8,275	6,899
	Conagra Brands Inc.	7.000%	10/1/28	700	753
	Conagra Brands Inc.	4.850%	11/1/28	7,950	7,836
	Conagra Brands Inc.	8.250%	9/15/30	2,025	2,366
	Conagra Brands Inc.	5.300%	11/1/38	4,530	4,278
	Conagra Brands Inc.	5.400%	11/1/48	4,317	4,080
	Constellation Brands Inc.	4.750%	11/15/24	19,521	19,789
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,395
	Constellation Brands Inc.	4.750%	12/1/25	4,777	4,855
	Constellation Brands Inc.	3.700%	12/6/26	17,788	17,326
	Constellation Brands Inc.	3.500%	5/9/27	13,275	12,751
	Constellation Brands Inc.	3.600%	2/15/28	7,070	6,705
	Constellation Brands Inc.	3.150%	8/1/29	14,700	13,241
	Constellation Brands Inc.	2.875%	5/1/30	8,308	7,219
	Constellation Brands Inc.	2.250%	8/1/31	4,235	3,433
	Constellation Brands Inc.	4.750%	5/9/32	5,000	4,937
	Constellation Brands Inc.	4.500%	5/9/47	17,883	15,886
	Constellation Brands Inc.	4.100%	2/15/48	4,550	3,846
	Constellation Brands Inc.	5.250%	11/15/48	4,375	4,318
	Constellation Brands Inc.	3.750%	5/1/50	12,925	10,316
	Costco Wholesale Corp.	2.750%	5/18/24	16,000	15,887
	Costco Wholesale Corp.	3.000%	5/18/27	6,532	6,364
	Costco Wholesale Corp.	1.375%	6/20/27	32,824	29,460
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Costco Wholesale Corp.	1.600%	4/20/30	47,373	39,962
	Costco Wholesale Corp.	1.750%	4/20/32	18,100	14,899
	Delhaize America LLC	9.000%	4/15/31	1,930	2,514
	Diageo Capital plc	3.500%	9/18/23	2,000	2,007
	Diageo Capital plc	2.125%	10/24/24	9,400	9,075
	Diageo Capital plc	1.375%	9/29/25	7,500	7,003
	Diageo Capital plc	3.875%	5/18/28	1,000	993
	Diageo Capital plc	2.375%	10/24/29	8,800	7,803
	Diageo Capital plc	2.000%	4/29/30	8,460	7,222
	Diageo Capital plc	2.125%	4/29/32	9,824	8,191
	Diageo Capital plc	5.875%	9/30/36	1,500	1,681
	Diageo Capital plc	3.875%	4/29/43	7,469	6,670
	Diageo Investment Corp.	7.450%	4/15/35	1,450	1,846
	Diageo Investment Corp.	4.250%	5/11/42	1,512	1,426
	Dollar General Corp.	4.150%	11/1/25	7,180	7,189
	Dollar General Corp.	3.875%	4/15/27	5,525	5,422
	Dollar General Corp.	4.125%	5/1/28	4,475	4,366
	Dollar General Corp.	3.500%	4/3/30	9,464	8,720
	Dollar General Corp.	4.125%	4/3/50	10,227	8,584
	Dollar Tree Inc.	4.000%	5/15/25	12,815	12,768
	Dollar Tree Inc.	4.200%	5/15/28	6,270	6,086
	Dollar Tree Inc.	3.375%	12/1/51	4,175	2,968
	Estee Lauder Cos. Inc.	2.000%	12/1/24	150	145
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,248
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,340
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,997
	Estee Lauder Cos. Inc.	1.950%	3/15/31	7,000	5,908
	Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	9,175
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	4,123
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,749
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	1,629
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,362
	Flowers Foods Inc.	2.400%	3/15/31	11,381	9,318
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	3,200
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	20,662
	General Mills Inc.	3.650%	2/15/24	5,885	5,921
	General Mills Inc.	4.000%	4/17/25	1,000	1,000
	General Mills Inc.	3.200%	2/10/27	7,500	7,209
	General Mills Inc.	4.200%	4/17/28	11,675	11,569
	General Mills Inc.	2.875%	4/15/30	9,891	8,736
	General Mills Inc.	2.250%	10/14/31	4,300	3,528
	General Mills Inc.	3.000%	2/1/51	6,265	4,547
[7]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,200	4,142
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	19,175	18,350
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	13,500	12,620
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	41,500	38,293
[7]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	4,750	4,094
	Hershey Co.	2.625%	5/1/23	2,750	2,739
	Hershey Co.	2.050%	11/15/24	2,291	2,225
	Hershey Co.	3.200%	8/21/25	5,028	4,978
	Hershey Co.	2.300%	8/15/26	500	475
	Hershey Co.	2.450%	11/15/29	5,381	4,817
	Hershey Co.	1.700%	6/1/30	2,145	1,798
	Hershey Co.	3.375%	8/15/46	300	253
	Hershey Co.	3.125%	11/15/49	2,035	1,606
	Hershey Co.	2.650%	6/1/50	2,595	1,897
	Hormel Foods Corp.	0.650%	6/3/24	7,000	6,668
	Hormel Foods Corp.	1.700%	6/3/28	6,000	5,303
	Hormel Foods Corp.	1.800%	6/11/30	8,575	7,193
	Hormel Foods Corp.	3.050%	6/3/51	10,002	7,645
	Ingredion Inc.	3.200%	10/1/26	5,041	4,819
	Ingredion Inc.	2.900%	6/1/30	8,075	7,011
	Ingredion Inc.	3.900%	6/1/50	1,650	1,327

33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	3.500%	3/15/25	6,034	5,952
	J M Smucker Co.	3.375%	12/15/27	4,220	4,029
	J M Smucker Co.	2.375%	3/15/30	7,875	6,691
	J M Smucker Co.	4.250%	3/15/35	4,750	4,374
	J M Smucker Co.	2.750%	9/15/41	2,100	1,467
	J M Smucker Co.	3.550%	3/15/50	1,750	1,310
	Kellogg Co.	2.650%	12/1/23	4,536	4,491
	Kellogg Co.	3.250%	4/1/26	5,025	4,883
	Kellogg Co.	3.400%	11/15/27	10,475	10,000
	Kellogg Co.	4.300%	5/15/28	4,850	4,840
	Kellogg Co.	2.100%	6/1/30	4,850	4,018
	Kellogg Co.	4.500%	4/1/46	7,650	7,021
	Keurig Dr Pepper Inc.	3.130%	12/15/23	17,725	17,685
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	4,764
	Keurig Dr Pepper Inc.	4.417%	5/25/25	2,641	2,665
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,338
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,106
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,121
	Keurig Dr Pepper Inc.	3.950%	4/15/29	20,535	19,606
	Keurig Dr Pepper Inc.	3.200%	5/1/30	33,750	30,183
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,293
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,879
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,548
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,626
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,779
	Keurig Dr Pepper Inc.	4.500%	4/15/52	13,000	11,449
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,027
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,521
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,527
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,563
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	3,696
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,688
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	6,053
	Kimberly-Clark Corp.	6.625%	8/1/37	300	365
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,699
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,465
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	3,105
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,225
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,426
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,550	14,079
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,743
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,543
	Kraft Heinz Foods Co.	6.875%	1/26/39	5,000	5,496
	Kraft Heinz Foods Co.	6.500%	2/9/40	13,500	14,429
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,500	5,946
	Kraft Heinz Foods Co.	5.200%	7/15/45	25,550	23,694
	Kraft Heinz Foods Co.	4.375%	6/1/46	32,139	26,774
	Kraft Heinz Foods Co.	4.875%	10/1/49	24,000	21,225
	Kraft Heinz Foods Co.	5.500%	6/1/50	22,550	21,657
	Kroger Co.	3.850%	8/1/23	9,757	9,801
	Kroger Co.	4.000%	2/1/24	9,309	9,358
	Kroger Co.	3.500%	2/1/26	2,783	2,740
	Kroger Co.	2.650%	10/15/26	4,107	3,846
	Kroger Co.	4.500%	1/15/29	1,435	1,426
[3]	Kroger Co.	7.700%	6/1/29	4,025	4,733
	Kroger Co.	8.000%	9/15/29	6,150	7,350
	Kroger Co.	2.200%	5/1/30	5,031	4,241
	Kroger Co.	1.700%	1/15/31	5,550	4,413
	Kroger Co.	7.500%	4/1/31	1,125	1,336
	Kroger Co.	6.900%	4/15/38	3,327	3,870
	Kroger Co.	5.400%	7/15/40	5,010	5,057
	Kroger Co.	5.000%	4/15/42	4,524	4,369
	Kroger Co.	5.150%	8/1/43	2,350	2,305
	Kroger Co.	3.875%	10/15/46	11,619	9,642
	Kroger Co.	4.450%	2/1/47	13,409	12,152
	Kroger Co.	4.650%	1/15/48	3,191	2,966
	Kroger Co.	3.950%	1/15/50	6,575	5,559
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,102
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,325
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,023
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,503
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,461
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,645
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	12,193
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	5,753
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	8,568
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	25,570
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	10,012
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	11,893
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,794
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,203
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,615
	Mondelez International Inc.	2.750%	4/13/30	9,156	8,037
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,002
	Mondelez International Inc.	3.000%	3/17/32	7,750	6,778
	Mondelez International Inc.	1.875%	10/15/32	14,245	11,085
	Mondelez International Inc.	2.625%	9/4/50	15,275	10,359
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,378
	PepsiCo Inc.	2.250%	3/19/25	12,188	11,865
	PepsiCo Inc.	2.750%	4/30/25	10,130	9,978
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,017
	PepsiCo Inc.	2.850%	2/24/26	15,866	15,584
	PepsiCo Inc.	2.375%	10/6/26	37,221	35,736
	PepsiCo Inc.	2.625%	3/19/27	17,500	16,776
	PepsiCo Inc.	3.000%	10/15/27	8,525	8,303
	PepsiCo Inc.	7.000%	3/1/29	3,527	4,152
	PepsiCo Inc.	2.625%	7/29/29	9,984	9,246
	PepsiCo Inc.	2.750%	3/19/30	22,510	20,731
	PepsiCo Inc.	1.625%	5/1/30	16,520	14,009
	PepsiCo Inc.	1.400%	2/25/31	10,000	8,208
	PepsiCo Inc.	1.950%	10/21/31	9,000	7,675
	PepsiCo Inc.	3.500%	3/19/40	9,500	8,475
	PepsiCo Inc.	2.625%	10/21/41	6,353	4,993
	PepsiCo Inc.	4.000%	3/5/42	4,800	4,495
	PepsiCo Inc.	3.600%	8/13/42	4,100	3,638
	PepsiCo Inc.	4.250%	10/22/44	3,525	3,354
	PepsiCo Inc.	4.450%	4/14/46	3,925	3,962
	PepsiCo Inc.	3.450%	10/6/46	15,075	12,981
	PepsiCo Inc.	3.375%	7/29/49	6,020	5,150
	PepsiCo Inc.	2.875%	10/15/49	9,400	7,461
	PepsiCo Inc.	3.625%	3/19/50	9,708	8,806
	PepsiCo Inc.	2.750%	10/21/51	10,500	8,070
	PepsiCo Inc.	3.875%	3/19/60	2,000	1,861
	Philip Morris International Inc.	2.500%	11/2/22	5,900	5,892
	Philip Morris International Inc.	3.600%	11/15/23	7,660	7,691
	Philip Morris International Inc.	2.875%	5/1/24	11,625	11,489
	Philip Morris International Inc.	3.250%	11/10/24	10,600	10,469
	Philip Morris International Inc.	1.500%	5/1/25	3,687	3,450
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,550
	Philip Morris International Inc.	2.750%	2/25/26	17,069	16,307
	Philip Morris International Inc.	0.875%	5/1/26	9,362	8,290
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,224
	Philip Morris International Inc.	3.125%	3/2/28	4,230	3,867
	Philip Morris International Inc.	3.375%	8/15/29	5,730	5,165
	Philip Morris International Inc.	2.100%	5/1/30	8,250	6,739
	Philip Morris International Inc.	6.375%	5/16/38	7,600	7,977
	Philip Morris International Inc.	4.375%	11/15/41	10,418	8,699
	Philip Morris International Inc.	4.500%	3/20/42	14,495	12,366
	Philip Morris International Inc.	3.875%	8/21/42	7,802	6,117
	Philip Morris International Inc.	4.125%	3/4/43	16,290	13,120
	Philip Morris International Inc.	4.875%	11/15/43	5,750	5,127
	Philip Morris International Inc.	4.250%	11/10/44	1,435	1,170
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,291
	Procter & Gamble Co.	0.550%	10/29/25	6,450	5,933
	Procter & Gamble Co.	2.700%	2/2/26	15,050	14,780
	Procter & Gamble Co.	2.450%	11/3/26	11,110	10,691
	Procter & Gamble Co.	2.800%	3/25/27	9,395	9,096

34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,371
	Procter & Gamble Co.	3.000%	3/25/30	25,907	24,450
	Procter & Gamble Co.	1.200%	10/29/30	15,351	12,543
	Procter & Gamble Co.	5.550%	3/5/37	4,500	5,193
	Procter & Gamble Co.	3.550%	3/25/40	6,422	5,837
	Procter & Gamble Co.	3.500%	10/25/47	3,075	2,731
	Procter & Gamble Co.	3.600%	3/25/50	8,606	7,879
	Reynolds American Inc.	4.450%	6/12/25	35,592	35,455
	Reynolds American Inc.	5.700%	8/15/35	6,920	6,450
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,004
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,512
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,060
	Reynolds American Inc.	6.150%	9/15/43	8,575	7,795
	Reynolds American Inc.	5.850%	8/15/45	20,590	17,321
	Sysco Corp.	3.750%	10/1/25	15,349	15,294
	Sysco Corp.	3.300%	7/15/26	8,450	8,178
	Sysco Corp.	3.250%	7/15/27	14,864	14,155
	Sysco Corp.	2.400%	2/15/30	1,815	1,551
	Sysco Corp.	5.950%	4/1/30	7,058	7,530
	Sysco Corp.	2.450%	12/14/31	2,000	1,662
	Sysco Corp.	6.600%	4/1/40	8,415	9,638
	Sysco Corp.	4.850%	10/1/45	5,180	4,801
	Sysco Corp.	4.500%	4/1/46	8,950	7,954
	Sysco Corp.	4.450%	3/15/48	7,425	6,483
	Sysco Corp.	3.300%	2/15/50	9,262	6,918
	Sysco Corp.	6.600%	4/1/50	11,472	13,224
	Sysco Corp.	3.150%	12/14/51	10,000	7,168
	Target Corp.	3.500%	7/1/24	9,386	9,413
	Target Corp.	2.250%	4/15/25	24,006	23,200
	Target Corp.	2.500%	4/15/26	10,690	10,258
	Target Corp.	1.950%	1/15/27	7,500	6,963
	Target Corp.	3.375%	4/15/29	8,350	8,031
	Target Corp.	2.350%	2/15/30	6,730	5,945
	Target Corp.	2.650%	9/15/30	13,093	11,754
	Target Corp.	6.500%	10/15/37	5,208	6,166
	Target Corp.	7.000%	1/15/38	3,725	4,625
	Target Corp.	4.000%	7/1/42	2,000	1,849
	Target Corp.	3.625%	4/15/46	5,000	4,298
	Target Corp.	3.900%	11/15/47	1,500	1,345
	Target Corp.	2.950%	1/15/52	10,676	8,075
	Tyson Foods Inc.	3.950%	8/15/24	19,035	18,984
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,793
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,509
	Tyson Foods Inc.	4.350%	3/1/29	17,500	17,292
	Tyson Foods Inc.	4.875%	8/15/34	4,325	4,359
	Tyson Foods Inc.	5.150%	8/15/44	625	619
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,940
	Tyson Foods Inc.	5.100%	9/28/48	6,635	6,684
	Unilever Capital Corp.	0.375%	9/14/23	1,000	968
	Unilever Capital Corp.	3.250%	3/7/24	13,175	13,181
	Unilever Capital Corp.	2.600%	5/5/24	19,965	19,672
	Unilever Capital Corp.	0.626%	8/12/24	2,000	1,889
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,701
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,831
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,836
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,146
	Unilever Capital Corp.	2.125%	9/6/29	23,366	20,578
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,032
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,864
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,784
[3]	Unilever Capital Corp.	2.625%	8/12/51	8,666	6,271
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	11,017
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	18,015
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	4,415
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,646	4,088
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	16,200	12,783
	Walmart Inc.	2.350%	12/15/22	11,600	11,591
	Walmart Inc.	3.300%	4/22/24	16,825	16,874
	Walmart Inc.	2.850%	7/8/24	16,905	16,822
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	2.650%	12/15/24	16,397	16,208
	Walmart Inc.	3.550%	6/26/25	20,470	20,659
	Walmart Inc.	3.050%	7/8/26	30,947	30,663
	Walmart Inc.	1.050%	9/17/26	5,000	4,553
	Walmart Inc.	3.700%	6/26/28	14,146	14,085
	Walmart Inc.	3.250%	7/8/29	21,465	20,683
	Walmart Inc.	2.375%	9/24/29	7,455	6,774
	Walmart Inc.	1.800%	9/22/31	5,000	4,251
	Walmart Inc.	5.250%	9/1/35	10,467	11,647
	Walmart Inc.	6.200%	4/15/38	13,580	16,558
	Walmart Inc.	3.950%	6/28/38	7,175	6,943
	Walmart Inc.	5.625%	4/1/40	4,130	4,746
	Walmart Inc.	5.000%	10/25/40	2,755	2,942
	Walmart Inc.	5.625%	4/15/41	3,887	4,520
	Walmart Inc.	4.000%	4/11/43	11,385	10,744
	Walmart Inc.	4.300%	4/22/44	4,800	4,651
	Walmart Inc.	3.625%	12/15/47	16,378	14,538
	Walmart Inc.	4.050%	6/29/48	10,587	10,296
	Walmart Inc.	2.950%	9/24/49	14,170	11,429
					4,036,781
Energy (1.9%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	3,000	2,914
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,135
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,499
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,611
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,385
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	7,384
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	13,100
	Boardwalk Pipelines LP	4.950%	12/15/24	575	579
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,442
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,613
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,545
	BP Capital Markets America Inc.	3.790%	2/6/24	14,542	14,610
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	9,390
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	13,250
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	29,321
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	6,915
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,247
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,121
	BP Capital Markets America Inc.	3.937%	9/21/28	19,750	19,299
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	21,541
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	13,169
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,313
	BP Capital Markets America Inc.	2.721%	1/12/32	10,000	8,615
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	11,768
	BP Capital Markets America Inc.	3.000%	2/24/50	19,264	14,017
	BP Capital Markets America Inc.	2.772%	11/10/50	17,190	11,957
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	20,437
	BP Capital Markets America Inc.	3.001%	3/17/52	13,300	9,606
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	12,151
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,625
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,425
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,490
	Burlington Resources LLC	7.400%	12/1/31	3,875	4,669
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	20,626
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,286	6,227
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	12,035
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,679
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,901
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,396
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,159
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,262
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,513
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	12,329
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,971
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	7,135
	Cenovus Energy Inc.	5.375%	7/15/25	12,654	13,037
	Cenovus Energy Inc.	4.250%	4/15/27	11,500	11,284
	Cenovus Energy Inc.	4.400%	4/15/29	6,500	6,264

35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,638
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	7,503
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	4,551
	Cenovus Energy Inc.	6.750%	11/15/39	19,616	20,886
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	12,094
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	6,313
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	7,260
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,000	19,449
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,470
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	14,908
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,136
	Chevron Corp.	2.895%	3/3/24	10,500	10,463
	Chevron Corp.	1.554%	5/11/25	26,300	24,937
	Chevron Corp.	3.326%	11/17/25	8,799	8,758
	Chevron Corp.	2.954%	5/16/26	9,700	9,478
	Chevron Corp.	1.995%	5/11/27	7,286	6,716
	Chevron Corp.	2.236%	5/11/30	18,468	16,248
	Chevron Corp.	3.078%	5/11/50	8,945	7,125
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,564
	Chevron USA Inc.	0.687%	8/12/25	13,352	12,286
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,003
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,764
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,576
	Chevron USA Inc.	5.250%	11/15/43	10,200	10,863
	Chevron USA Inc.	2.343%	8/12/50	14,100	9,759
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,707
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,574
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,000	2,028
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,019
	CNOOC Finance 2015 Australia Pty. Ltd.	4.200%	5/5/45	5,000	4,350
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	25,050	25,554
	CNOOC Petroleum North America ULC	7.875%	3/15/32	9,000	11,112
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,791
	CNOOC Petroleum North America ULC	6.400%	5/15/37	13,425	14,935
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	6,220
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	10,549
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	6,213
	Conoco Funding Co.	7.250%	10/15/31	3,440	4,072
	ConocoPhillips	4.300%	8/15/28	10,888	11,012
	ConocoPhillips	2.400%	2/15/31	4,900	4,200
	ConocoPhillips	5.900%	10/15/32	3,625	3,985
	ConocoPhillips	5.900%	5/15/38	10,161	11,238
	ConocoPhillips	6.500%	2/1/39	12,731	14,952
	ConocoPhillips	4.875%	10/1/47	10,294	10,165
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,657
	ConocoPhillips Co.	2.400%	3/7/25	4,150	4,004
	ConocoPhillips Co.	6.950%	4/15/29	7,725	8,837
[7]	ConocoPhillips Co.	3.758%	3/15/42	8,574	7,499
	ConocoPhillips Co.	4.300%	11/15/44	13,848	12,727
	ConocoPhillips Co.	3.800%	3/15/52	7,000	6,005
[7]	ConocoPhillips Co.	4.025%	3/15/62	18,503	15,809
	Continental Resources Inc.	3.800%	6/1/24	2,000	1,981
	Continental Resources Inc.	4.375%	1/15/28	6,900	6,485
	Continental Resources Inc.	4.900%	6/1/44	3,700	2,911
[7]	Coterra Energy Inc.	4.375%	6/1/24	7,900	7,896
[7]	Coterra Energy Inc.	3.900%	5/15/27	6,055	5,823
[7]	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,216
	Devon Energy Corp.	5.250%	9/15/24	4,700	4,800
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,526
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,820
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,177
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,325
	Devon Energy Corp.	7.875%	9/30/31	6,950	8,139
	Devon Energy Corp.	7.950%	4/15/32	2,314	2,729
	Devon Energy Corp.	5.600%	7/15/41	13,192	13,090
	Devon Energy Corp.	4.750%	5/15/42	7,500	6,780
	Devon Energy Corp.	5.000%	6/15/45	8,350	7,755
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	9,882
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	8,017
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,258
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,728
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	6,166
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	566	563
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,527
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,738
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	5,041
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	9,221
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,562
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	3,563
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	7,036
	Enbridge Inc.	0.550%	10/4/23	1,000	963
	Enbridge Inc.	2.150%	2/16/24	2,000	1,942
	Enbridge Inc.	3.500%	6/10/24	8,425	8,330
	Enbridge Inc.	2.500%	1/15/25	4,500	4,330
	Enbridge Inc.	2.500%	2/14/25	2,000	1,922
	Enbridge Inc.	1.600%	10/4/26	800	713
	Enbridge Inc.	4.250%	12/1/26	15,400	15,237
	Enbridge Inc.	3.700%	7/15/27	6,675	6,401
	Enbridge Inc.	3.125%	11/15/29	14,295	12,943
	Enbridge Inc.	2.500%	8/1/33	9,500	7,683
	Enbridge Inc.	4.500%	6/10/44	6,495	5,677
	Enbridge Inc.	5.500%	12/1/46	2,000	2,061
	Enbridge Inc.	4.000%	11/15/49	5,750	4,819
	Enbridge Inc.	3.400%	8/1/51	10,600	7,999
[3]	Energy Transfer LP	4.200%	9/15/23	5,680	5,680
	Energy Transfer LP	4.500%	11/1/23	7,185	7,214
[3]	Energy Transfer LP	5.875%	1/15/24	12,000	12,230
	Energy Transfer LP	4.900%	2/1/24	1,620	1,633
	Energy Transfer LP	4.250%	4/1/24	12,975	12,936
	Energy Transfer LP	3.900%	5/15/24	7,100	7,022
	Energy Transfer LP	4.050%	3/15/25	14,412	14,198
	Energy Transfer LP	2.900%	5/15/25	10,200	9,705
	Energy Transfer LP	5.950%	12/1/25	3,375	3,490
	Energy Transfer LP	4.750%	1/15/26	11,005	10,983
	Energy Transfer LP	3.900%	7/15/26	6,000	5,772
	Energy Transfer LP	4.400%	3/15/27	11,100	10,710
	Energy Transfer LP	4.200%	4/15/27	6,900	6,632
[3]	Energy Transfer LP	5.500%	6/1/27	10,800	10,960
	Energy Transfer LP	4.000%	10/1/27	6,000	5,676
	Energy Transfer LP	4.950%	5/15/28	12,200	11,948
	Energy Transfer LP	4.950%	6/15/28	13,110	12,918
	Energy Transfer LP	5.250%	4/15/29	22,800	22,594
	Energy Transfer LP	4.150%	9/15/29	3,000	2,736
	Energy Transfer LP	3.750%	5/15/30	16,180	14,569
	Energy Transfer LP	4.900%	3/15/35	4,100	3,694
	Energy Transfer LP	6.625%	10/15/36	2,650	2,662
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	5,439
	Energy Transfer LP	7.500%	7/1/38	6,132	6,617
	Energy Transfer LP	6.050%	6/1/41	5,690	5,527
	Energy Transfer LP	6.500%	2/1/42	11,926	11,957
	Energy Transfer LP	6.100%	2/15/42	2,500	2,389
	Energy Transfer LP	4.950%	1/15/43	2,850	2,365
	Energy Transfer LP	5.150%	2/1/43	5,900	5,050
	Energy Transfer LP	5.950%	10/1/43	2,300	2,163
	Energy Transfer LP	5.300%	4/1/44	10,675	9,249

36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.000%	5/15/44	3,275	2,743
	Energy Transfer LP	5.150%	3/15/45	2,780	2,379
	Energy Transfer LP	5.350%	5/15/45	9,275	8,114
	Energy Transfer LP	6.125%	12/15/45	14,450	13,847
	Energy Transfer LP	5.300%	4/15/47	9,890	8,562
	Energy Transfer LP	5.400%	10/1/47	11,897	10,462
	Energy Transfer LP	6.000%	6/15/48	11,300	10,621
	Energy Transfer LP	6.250%	4/15/49	17,900	17,363
	Energy Transfer LP	5.000%	5/15/50	21,400	18,207
	Eni USA Inc.	7.300%	11/15/27	1,095	1,224
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	12,206
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	7,847
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,475
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,380
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,678
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	16,152
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,428
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	3,843	4,409
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	263
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,954
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,203
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	7,794
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	4,103
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,327
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	13,273
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	20,281
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	9,754
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	9,550
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	18,115
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	12,069
	Enterprise Products Operating LLC	4.200%	1/31/50	19,942	16,643
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,284
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	6,473
	Enterprise Products Operating LLC	3.300%	2/15/53	8,300	6,051
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	4,133
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	9,137
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,765
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	8,991
	EOG Resources Inc.	3.150%	4/1/25	800	787
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,809
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,751
	EQT Corp.	6.625%	2/1/25	7,263	7,487
[7]	EQT Corp.	3.125%	5/15/26	5,500	5,157
	EQT Corp.	3.900%	10/1/27	7,600	7,102
	EQT Corp.	5.000%	1/15/29	6,159	5,962
	EQT Corp.	7.500%	2/1/30	9,600	10,323
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,148
	Exxon Mobil Corp.	2.992%	3/19/25	47,100	46,412
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,870
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	22,997
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,765
	Exxon Mobil Corp.	3.482%	3/19/30	26,000	24,918
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,877
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	9,400
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	24,977
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	11,987
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	12,247
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	14,368
	Exxon Mobil Corp.	4.327%	3/19/50	28,390	26,806
	Exxon Mobil Corp.	3.452%	4/15/51	25,641	21,054
	Halliburton Co.	3.500%	8/1/23	3,284	3,287
	Halliburton Co.	3.800%	11/15/25	602	595
	Halliburton Co.	2.920%	3/1/30	10,200	9,035
	Halliburton Co.	4.850%	11/15/35	16,325	15,652
	Halliburton Co.	6.700%	9/15/38	16,880	18,543
	Halliburton Co.	4.500%	11/15/41	3,500	3,058
	Halliburton Co.	4.750%	8/1/43	14,075	12,519
	Halliburton Co.	5.000%	11/15/45	21,117	19,372
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,624
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	3.500%	7/15/24	2,750	2,706
	Hess Corp.	4.300%	4/1/27	11,460	11,176
	Hess Corp.	7.300%	8/15/31	4,760	5,327
	Hess Corp.	7.125%	3/15/33	5,780	6,430
	Hess Corp.	6.000%	1/15/40	15,050	15,428
	Hess Corp.	5.600%	2/15/41	15,672	15,272
	Hess Corp.	5.800%	4/1/47	600	601
[7]	HF Sinclair Corp.	2.625%	10/1/23	5,100	4,958
[7]	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,087
[7]	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,820
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	11,949
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,696
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	8,006
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	11,788
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,155
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,455
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,063
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,292
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	9,458
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	9,921
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	5,093
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,954
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,107
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	8,847
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,835
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,668
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,496
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,793
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,410
	Kinder Morgan Inc.	4.300%	6/1/25	13,295	13,257
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,435
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	4,872
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,240
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,169
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	9,281
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	9,000
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	23,355
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,985
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	1,919
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,617
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	7,343
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,264
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	9,860
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	3,490
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	4,458
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	8,828
	Magellan Midstream Partners LP	4.850%	2/1/49	500	448
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	5,879
	Marathon Oil Corp.	4.400%	7/15/27	15,100	14,753
	Marathon Oil Corp.	6.800%	3/15/32	5,755	6,245
	Marathon Oil Corp.	6.600%	10/1/37	8,457	8,960
	Marathon Oil Corp.	5.200%	6/1/45	3,148	2,886
	Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,329
	Marathon Petroleum Corp.	4.700%	5/1/25	12,000	12,156
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	10,257
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,619
	Marathon Petroleum Corp.	6.500%	3/1/41	13,232	14,396
	Marathon Petroleum Corp.	4.750%	9/15/44	8,395	7,408
	Marathon Petroleum Corp.	4.500%	4/1/48	7,685	6,481
	Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,930
	MPLX LP	4.500%	7/15/23	18,455	18,495
	MPLX LP	4.875%	12/1/24	19,058	19,195
	MPLX LP	4.000%	2/15/25	6,000	5,910
	MPLX LP	4.875%	6/1/25	13,424	13,497
	MPLX LP	1.750%	3/1/26	16,519	14,904
	MPLX LP	4.125%	3/1/27	10,525	10,186
	MPLX LP	4.250%	12/1/27	8,960	8,632
	MPLX LP	4.000%	3/15/28	19,650	18,636
	MPLX LP	4.800%	2/15/29	7,643	7,525

37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	2.650%	8/15/30	15,341	12,808
	MPLX LP	4.500%	4/15/38	11,050	9,686
	MPLX LP	5.200%	3/1/47	14,335	12,965
	MPLX LP	5.200%	12/1/47	16,225	14,566
	MPLX LP	4.700%	4/15/48	9,495	7,977
	MPLX LP	5.500%	2/15/49	11,690	10,858
	MPLX LP	4.950%	3/14/52	15,000	12,973
	MPLX LP	4.900%	4/15/58	4,500	3,733
	NOV Inc.	3.950%	12/1/42	7,700	5,644
	ONEOK Inc.	7.500%	9/1/23	4,293	4,437
	ONEOK Inc.	2.750%	9/1/24	2,070	2,005
	ONEOK Inc.	2.200%	9/15/25	7,000	6,521
	ONEOK Inc.	5.850%	1/15/26	3,367	3,490
	ONEOK Inc.	4.000%	7/13/27	9,250	8,912
	ONEOK Inc.	4.550%	7/15/28	8,241	7,968
	ONEOK Inc.	4.350%	3/15/29	9,600	9,027
	ONEOK Inc.	3.400%	9/1/29	13,025	11,495
	ONEOK Inc.	3.100%	3/15/30	8,000	6,876
	ONEOK Inc.	6.350%	1/15/31	7,000	7,316
	ONEOK Inc.	6.000%	6/15/35	5,428	5,324
	ONEOK Inc.	4.950%	7/13/47	9,164	7,775
	ONEOK Inc.	5.200%	7/15/48	8,100	7,181
	ONEOK Inc.	4.450%	9/1/49	8,210	6,579
	ONEOK Inc.	4.500%	3/15/50	4,085	3,254
	ONEOK Inc.	7.150%	1/15/51	2,900	3,076
	ONEOK Partners LP	4.900%	3/15/25	5,039	5,081
	ONEOK Partners LP	6.650%	10/1/36	15,153	15,414
	ONEOK Partners LP	6.850%	10/15/37	6,725	6,884
	ONEOK Partners LP	6.125%	2/1/41	750	716
	ONEOK Partners LP	6.200%	9/15/43	4,185	3,926
	Ovintiv Exploration Inc.	5.375%	1/1/26	1,300	1,317
	Ovintiv Inc.	7.375%	11/1/31	5,000	5,518
	Ovintiv Inc.	6.500%	8/15/34	8,443	8,783
	Ovintiv Inc.	6.625%	8/15/37	11,375	11,892
	Ovintiv Inc.	6.500%	2/1/38	4,200	4,358
	Phillips 66	0.900%	2/15/24	4,000	3,815
	Phillips 66	3.850%	4/9/25	7,700	7,661
	Phillips 66	1.300%	2/15/26	2,800	2,522
	Phillips 66	3.900%	3/15/28	5,250	5,101
	Phillips 66	2.150%	12/15/30	9,000	7,348
	Phillips 66	4.650%	11/15/34	13,650	13,243
	Phillips 66	5.875%	5/1/42	9,587	10,379
	Phillips 66	4.875%	11/15/44	14,925	14,458
	Phillips 66	3.300%	3/15/52	5,900	4,400
[7]	Phillips 66 Co.	2.450%	12/15/24	1,964	1,881
[7]	Phillips 66 Co.	3.605%	2/15/25	5,400	5,340
[7]	Phillips 66 Co.	3.550%	10/1/26	6,075	5,906
[7]	Phillips 66 Co.	3.750%	3/1/28	2,000	1,901
[7]	Phillips 66 Co.	3.150%	12/15/29	5,275	4,726
[7]	Phillips 66 Co.	4.680%	2/15/45	4,740	4,363
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	5,724
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	9,688
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,241
	Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,583
	Plains All American Pipeline LP	3.600%	11/1/24	15,150	14,836
	Plains All American Pipeline LP	4.650%	10/15/25	11,466	11,383
	Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,263
	Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,235
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,459
	Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,088
	Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,271
	Plains All American Pipeline LP	4.300%	1/31/43	945	710
	Plains All American Pipeline LP	4.700%	6/15/44	8,580	6,794
	Plains All American Pipeline LP	4.900%	2/15/45	5,289	4,265
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	26,702
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	21,971
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	12,398
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	16,066
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,292
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,795	19,977
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,651
Schlumberger Investment SA	3.650%	12/1/23	12,338	12,386
Schlumberger Investment SA	2.650%	6/26/30	10,060	8,846
Shell International Finance BV	3.500%	11/13/23	9,800	9,863
Shell International Finance BV	2.000%	11/7/24	17,070	16,583
Shell International Finance BV	3.250%	5/11/25	30,500	30,203
Shell International Finance BV	2.875%	5/10/26	9,980	9,658
Shell International Finance BV	2.500%	9/12/26	12,897	12,256
Shell International Finance BV	3.875%	11/13/28	15,425	15,220
Shell International Finance BV	2.375%	11/7/29	39,174	34,599
Shell International Finance BV	2.750%	4/6/30	23,705	21,405
Shell International Finance BV	4.125%	5/11/35	23,141	22,070
Shell International Finance BV	6.375%	12/15/38	22,523	26,227
Shell International Finance BV	2.875%	11/26/41	6,580	5,092
Shell International Finance BV	3.625%	8/21/42	14,227	12,078
Shell International Finance BV	4.550%	8/12/43	16,125	15,315
Shell International Finance BV	4.375%	5/11/45	28,387	26,423
Shell International Finance BV	4.000%	5/10/46	27,925	24,726
Shell International Finance BV	3.750%	9/12/46	6,325	5,376
Shell International Finance BV	3.125%	11/7/49	13,195	10,165
Shell International Finance BV	3.250%	4/6/50	15,515	12,251
Shell International Finance BV	3.000%	11/26/51	21,200	15,815
Spectra Energy Partners LP	4.750%	3/15/24	20,305	20,486
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,913
Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,903
Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,255
Spectra Energy Partners LP	4.500%	3/15/45	10,925	9,497
Suncor Energy Inc.	7.150%	2/1/32	6,407	7,251
Suncor Energy Inc.	5.350%	7/15/33	2,625	2,608
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,357
Suncor Energy Inc.	5.950%	5/15/35	6,495	6,770
Suncor Energy Inc.	6.800%	5/15/38	8,815	9,891
Suncor Energy Inc.	6.500%	6/15/38	13,285	14,598
Suncor Energy Inc.	6.850%	6/1/39	2,250	2,558
Suncor Energy Inc.	4.000%	11/15/47	9,295	7,928
Suncor Energy Inc.	3.750%	3/4/51	8,350	6,769
Targa Resources Corp.	4.200%	2/1/33	8,070	7,310
Targa Resources Corp.	4.950%	4/15/52	7,870	6,764
Targa Resources Partners LP	6.500%	7/15/27	4,000	4,088
Targa Resources Partners LP	5.000%	1/15/28	7,000	6,687
Targa Resources Partners LP	6.875%	1/15/29	7,000	7,144
Targa Resources Partners LP	5.500%	3/1/30	10,000	9,522
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,122
Targa Resources Partners LP	4.000%	1/15/32	10,000	8,576
TC PipeLines LP	3.900%	5/25/27	7,100	6,967
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	886
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,344
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	226
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,626
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	11,342	11,258
TotalEnergies Capital International SA	3.700%	1/15/24	12,666	12,703
TotalEnergies Capital International SA	3.750%	4/10/24	4,000	4,012
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	11,119
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	17,807
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	9,970
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	12,192
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,129
TotalEnergies Capital International SA	3.127%	5/29/50	16,600	12,708
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	5,367
TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,259

38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,577
	TransCanada PipeLines Ltd.	1.000%	10/12/24	11,000	10,276
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	6,096
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,826
	TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	25,519
	TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	9,139
	TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	19,230
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,194
	TransCanada PipeLines Ltd.	5.850%	3/15/36	5,025	5,253
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	19,762
	TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	13,025
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,924
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	13,103
	TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	7,333
	TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	18,713
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	11,031
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,871
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	13,063
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,043
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,445
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	2,968
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,000	3,322
	Valero Energy Corp.	2.850%	4/15/25	1,468	1,419
	Valero Energy Corp.	2.150%	9/15/27	6,600	5,883
	Valero Energy Corp.	4.350%	6/1/28	16,488	16,037
	Valero Energy Corp.	4.000%	4/1/29	6,000	5,663
	Valero Energy Corp.	2.800%	12/1/31	5,150	4,319
	Valero Energy Corp.	7.500%	4/15/32	7,131	8,218
	Valero Energy Corp.	6.625%	6/15/37	18,035	19,592
	Valero Energy Corp.	4.900%	3/15/45	4,900	4,477
	Valero Energy Corp.	3.650%	12/1/51	10,000	7,491
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,046
	Williams Cos. Inc.	4.500%	11/15/23	5,650	5,685
	Williams Cos. Inc.	4.300%	3/4/24	11,400	11,443
	Williams Cos. Inc.	4.550%	6/24/24	14,050	14,181
	Williams Cos. Inc.	3.900%	1/15/25	22,560	22,303
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,168
	Williams Cos. Inc.	3.750%	6/15/27	12,000	11,475
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,266
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	633
	Williams Cos. Inc.	2.600%	3/15/31	12,000	10,055
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,718
	Williams Cos. Inc.	5.800%	11/15/43	8,000	7,971
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,816
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,724
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,318
	Williams Cos. Inc.	5.100%	9/15/45	10,038	9,352
	Williams Cos. Inc.	4.850%	3/1/48	3,000	2,717
	Williams Cos. Inc.	3.500%	10/15/51	4,200	3,132
					4,436,374
Financials (7.9%)
	ACE Capital Trust II	9.700%	4/1/30	725	927
[3]	Aegon NV	5.500%	4/11/48	4,000	3,844
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	992
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,188
	AerCap Ireland Capital DAC	1.150%	10/29/23	18,100	17,277
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	5,957
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	4,858
	AerCap Ireland Capital DAC	1.650%	10/29/24	49,105	45,396
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,000	9,259
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	1,965
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	19,630
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	8,665
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	8,719
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	9,701
	AerCap Ireland Capital DAC	2.450%	10/29/26	39,000	33,952
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	11,053
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	20,743
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	14,102
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	33,651
	AerCap Ireland Capital DAC	3.300%	1/30/32	68,500	54,588
	AerCap Ireland Capital DAC	3.400%	10/29/33	11,500	9,071
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	10,789
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,138
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,908	10,775
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	10,402
	Aflac Inc.	3.625%	11/15/24	6,610	6,628
	Aflac Inc.	3.250%	3/17/25	5,175	5,102
	Aflac Inc.	1.125%	3/15/26	2,000	1,806
	Aflac Inc.	2.875%	10/15/26	7,775	7,482
	Aflac Inc.	3.600%	4/1/30	27,801	26,306
	Aflac Inc.	4.000%	10/15/46	6,700	5,770
	Aflac Inc.	4.750%	1/15/49	9,075	8,738
	Air Lease Corp.	3.875%	7/3/23	4,350	4,328
	Air Lease Corp.	3.000%	9/15/23	3,825	3,767
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	10,237
[3]	Air Lease Corp.	0.700%	2/15/24	5,000	4,723
	Air Lease Corp.	0.800%	8/18/24	6,000	5,496
	Air Lease Corp.	4.250%	9/15/24	600	589
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,207
	Air Lease Corp.	3.250%	3/1/25	11,202	10,699
	Air Lease Corp.	3.375%	7/1/25	7,000	6,597
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	8,019
[3]	Air Lease Corp.	3.750%	6/1/26	2,680	2,523
	Air Lease Corp.	1.875%	8/15/26	10,000	8,656
	Air Lease Corp.	2.200%	1/15/27	5,000	4,359
	Air Lease Corp.	3.625%	4/1/27	6,569	6,076
	Air Lease Corp.	3.625%	12/1/27	6,800	6,049
	Air Lease Corp.	2.100%	9/1/28	5,000	4,055
	Air Lease Corp.	4.625%	10/1/28	6,300	5,823
	Air Lease Corp.	3.250%	10/1/29	4,265	3,553
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	8,361
	Air Lease Corp.	3.125%	12/1/30	5,000	4,075
	Air Lease Corp.	2.875%	1/15/32	19,650	15,332
	Aircastle Ltd.	4.400%	9/25/23	5,800	5,741
	Aircastle Ltd.	4.250%	6/15/26	18,771	17,291
	Alleghany Corp.	4.900%	9/15/44	4,575	4,350
	Alleghany Corp.	3.250%	8/15/51	11,750	8,650
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,291
	Allstate Corp.	0.750%	12/15/25	4,000	3,597
	Allstate Corp.	3.280%	12/15/26	7,950	7,815
	Allstate Corp.	1.450%	12/15/30	14,000	11,111
	Allstate Corp.	5.350%	6/1/33	1,700	1,799
	Allstate Corp.	5.550%	5/9/35	975	1,056
	Allstate Corp.	5.950%	4/1/36	925	1,025
	Allstate Corp.	4.500%	6/15/43	5,950	5,582
	Allstate Corp.	4.200%	12/15/46	2,265	2,061
	Allstate Corp.	3.850%	8/10/49	16,280	13,948
[3]	Allstate Corp.	5.750%	8/15/53	9,450	8,391
[3]	Allstate Corp.	6.500%	5/15/57	5,775	5,895
	Ally Financial Inc.	1.450%	10/2/23	30,020	29,037
	Ally Financial Inc.	3.875%	5/21/24	19,700	19,496
	Ally Financial Inc.	5.125%	9/30/24	18,218	18,413
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,062
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,802
[3]	Ally Financial Inc.	8.000%	11/1/31	27,425	30,494
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,442
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,361	5,276
	American Express Co.	2.650%	12/2/22	12,750	12,742

39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	3.700%	8/3/23	13,100	13,148
	American Express Co.	0.750%	11/3/23	9,000	8,715
	American Express Co.	3.400%	2/22/24	10,000	9,978
	American Express Co.	2.500%	7/30/24	8,300	8,090
	American Express Co.	3.000%	10/30/24	37,849	37,154
	American Express Co.	3.625%	12/5/24	19,560	19,457
	American Express Co.	2.250%	3/4/25	6,800	6,548
	American Express Co.	4.200%	11/6/25	11,265	11,442
	American Express Co.	3.125%	5/20/26	9,338	9,072
	American Express Co.	1.650%	11/4/26	9,600	8,701
	American Express Co.	2.550%	3/4/27	31,536	29,396
	American Express Co.	3.300%	5/3/27	4,975	4,787
	American Express Co.	4.050%	12/3/42	11,223	10,237
	American Financial Group Inc.	5.250%	4/2/30	4,396	4,390
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,781
	American International Group Inc.	4.125%	2/15/24	1,563	1,574
	American International Group Inc.	2.500%	6/30/25	31,682	30,232
	American International Group Inc.	3.750%	7/10/25	6,888	6,801
	American International Group Inc.	3.900%	4/1/26	10,473	10,251
	American International Group Inc.	4.200%	4/1/28	6,915	6,798
	American International Group Inc.	4.250%	3/15/29	2,397	2,329
	American International Group Inc.	3.400%	6/30/30	12,000	11,011
	American International Group Inc.	4.700%	7/10/35	2,706	2,647
	American International Group Inc.	6.250%	5/1/36	15,405	17,332
	American International Group Inc.	4.500%	7/16/44	4,106	3,682
	American International Group Inc.	4.800%	7/10/45	10,577	9,840
	American International Group Inc.	4.750%	4/1/48	2,629	2,461
[3]	American International Group Inc.	5.750%	4/1/48	7,950	7,136
	American International Group Inc.	4.375%	6/30/50	3,645	3,226
	American International Group Inc.	4.375%	1/15/55	6,207	5,393
	Ameriprise Financial Inc.	4.000%	10/15/23	12,169	12,243
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,498
	Ameriprise Financial Inc.	3.000%	4/2/25	700	684
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,547
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,948
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,188
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,196
	Aon Corp.	2.850%	5/28/27	1,365	1,280
	Aon Corp.	4.500%	12/15/28	10,500	10,334
	Aon Corp.	3.750%	5/2/29	1,280	1,209
	Aon Corp.	2.800%	5/15/30	16,672	14,591
	Aon Corp.	2.600%	12/2/31	3,000	2,529
	Aon Corp.	6.250%	9/30/40	4,650	5,155
	Aon Corp.	2.900%	8/23/51	7,500	5,225
	Aon Corp.	3.900%	2/28/52	600	493
	Aon Global Ltd.	4.000%	11/27/23	2,675	2,686
	Aon Global Ltd.	3.500%	6/14/24	10,100	10,034
	Aon Global Ltd.	3.875%	12/15/25	5,774	5,711
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,588
	Aon Global Ltd.	4.750%	5/15/45	1,104	1,028
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,644
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	3,030
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,320
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	6,285
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	9,545
	Ares Capital Corp.	4.200%	6/10/24	6,610	6,485
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,485
	Ares Capital Corp.	3.250%	7/15/25	23,468	21,707
	Ares Capital Corp.	3.875%	1/15/26	5,300	4,889
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,043
	Ares Capital Corp.	2.875%	6/15/27	11,278	9,421
	Ares Capital Corp.	3.200%	11/15/31	8,700	6,315
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	4,910
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	7,640
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,385
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	11,887
	Associated Banc-Corp	4.250%	1/15/25	500	495
	Assurant Inc.	4.200%	9/27/23	1,126	1,133
	Assurant Inc.	4.900%	3/27/28	1,600	1,586
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Assurant Inc.	3.700%	2/22/30	1,300	1,153
	Assurant Inc.	6.750%	2/15/34	917	1,000
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,938	2,992
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,735
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,506
	Athene Holding Ltd.	4.125%	1/12/28	12,525	11,677
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,408
	Athene Holding Ltd.	3.500%	1/15/31	21,558	18,244
	Athene Holding Ltd.	3.950%	5/25/51	14,500	10,689
	Athene Holding Ltd.	3.450%	5/15/52	4,300	2,960
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,193
	AXA SA	8.600%	12/15/30	15,320	18,144
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,432
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,503
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,675
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,681
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,574
	Banco Santander SA	2.706%	6/27/24	4,393	4,293
	Banco Santander SA	2.746%	5/28/25	5,000	4,743
	Banco Santander SA	5.179%	11/19/25	12,510	12,544
	Banco Santander SA	1.849%	3/25/26	27,116	24,396
	Banco Santander SA	4.250%	4/11/27	18,975	18,310
	Banco Santander SA	3.800%	2/23/28	9,800	9,177
	Banco Santander SA	4.379%	4/12/28	7,800	7,505
	Banco Santander SA	3.490%	5/28/30	6,000	5,310
	Banco Santander SA	2.749%	12/3/30	15,000	11,914
	Banco Santander SA	2.958%	3/25/31	17,900	15,006
	Bank of America Corp.	4.100%	7/24/23	22,253	22,464
[3]	Bank of America Corp.	3.004%	12/20/23	110,081	109,695
[3]	Bank of America Corp.	4.125%	1/22/24	2,000	2,023
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	63,698
[3]	Bank of America Corp.	4.000%	4/1/24	2,000	2,017
[3]	Bank of America Corp.	3.864%	7/23/24	43,445	43,252
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	45,590
[3]	Bank of America Corp.	0.810%	10/24/24	50,901	48,572
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	49,970
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	19,992
[3]	Bank of America Corp.	3.950%	4/21/25	32,350	31,973
	Bank of America Corp.	0.976%	4/22/25	50,000	47,036
	Bank of America Corp.	3.841%	4/25/25	20,200	20,141
[3]	Bank of America Corp.	3.875%	8/1/25	13,623	13,578
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	29,988
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	11,135
[3]	Bank of America Corp.	1.530%	12/6/25	12,835	11,944
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	36,790
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,203
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	21,992
[3]	Bank of America Corp.	3.384%	4/2/26	31,414	30,451
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	27,844
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	15,919
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	14,318
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	13,443
[3]	Bank of America Corp.	1.658%	3/11/27	15,000	13,485
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	47,312
	Bank of America Corp.	1.734%	7/22/27	51,550	45,943
[3]	Bank of America Corp.	3.248%	10/21/27	53,700	50,656
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	4,865
[3]	Bank of America Corp.	3.824%	1/20/28	30,992	29,716
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	24,649
	Bank of America Corp.	4.376%	4/27/28	20,050	19,756
[3]	Bank of America Corp.	3.593%	7/21/28	47,625	44,950
[3]	Bank of America Corp.	3.419%	12/20/28	100,985	94,063
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	9,542
[3]	Bank of America Corp.	2.087%	6/14/29	25,000	21,409
[3]	Bank of America Corp.	4.271%	7/23/29	40,000	38,467
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	9,395
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	2,563
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	33,959

40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	2.496%	2/13/31	5,955	5,040
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	53,473
[3]	Bank of America Corp.	1.898%	7/23/31	20,800	16,642
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	35,865
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	11,166
	Bank of America Corp.	2.687%	4/22/32	112,675	94,678
	Bank of America Corp.	2.299%	7/21/32	34,000	27,482
	Bank of America Corp.	2.572%	10/20/32	26,399	21,783
	Bank of America Corp.	2.972%	2/4/33	40,000	34,095
	Bank of America Corp.	4.571%	4/27/33	20,050	19,513
	Bank of America Corp.	2.482%	9/21/36	21,340	16,595
	Bank of America Corp.	6.110%	1/29/37	22,087	23,934
	Bank of America Corp.	3.846%	3/8/37	22,155	19,188
[3]	Bank of America Corp.	4.244%	4/24/38	27,181	25,016
	Bank of America Corp.	7.750%	5/14/38	13,175	16,275
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	20,572
[3]	Bank of America Corp.	2.676%	6/19/41	58,925	42,525
[3]	Bank of America Corp.	5.875%	2/7/42	5,235	5,650
	Bank of America Corp.	3.311%	4/22/42	43,400	34,085
[3]	Bank of America Corp.	5.000%	1/21/44	25,437	24,839
[3]	Bank of America Corp.	4.875%	4/1/44	7,682	7,390
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	4,002
[3]	Bank of America Corp.	4.443%	1/20/48	10,998	10,021
[3]	Bank of America Corp.	3.946%	1/23/49	17,575	15,003
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	2,337
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	81,044
[3]	Bank of America Corp.	2.831%	10/24/51	75	52
[3]	Bank of America Corp.	3.483%	3/13/52	600	471
	Bank of America Corp.	2.972%	7/21/52	31,750	22,637
[3]	Bank of America NA	6.000%	10/15/36	7,400	8,121
	Bank of Montreal	0.450%	12/8/23	9,050	8,683
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,202
[3]	Bank of Montreal	2.150%	3/8/24	7,900	7,731
[3]	Bank of Montreal	2.500%	6/28/24	8,700	8,498
[3]	Bank of Montreal	0.625%	7/9/24	20,000	18,816
[3]	Bank of Montreal	1.500%	1/10/25	10,700	10,095
[3]	Bank of Montreal	1.850%	5/1/25	24,110	22,808
[3]	Bank of Montreal	3.700%	6/7/25	6,100	6,045
[3]	Bank of Montreal	2.650%	3/8/27	10,825	10,040
[3]	Bank of Montreal	4.338%	10/5/28	3,850	3,846
[3]	Bank of Montreal	3.803%	12/15/32	18,390	17,076
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,024
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	7,915
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,118
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,871
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	12,332
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	1,936
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	4,612
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,372
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	423
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	9,015
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	7,858
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,126
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,518
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,935
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	6,740
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,380
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,518
	Bank of New York Mellon Corp.	2.500%	1/26/32	3,600	3,072
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,741
	Bank of Nova Scotia	1.625%	5/1/23	2,000	1,974
	Bank of Nova Scotia	0.400%	9/15/23	10,000	9,660
	Bank of Nova Scotia	0.700%	4/15/24	10,300	9,765
	Bank of Nova Scotia	1.450%	1/10/25	3,380	3,194
	Bank of Nova Scotia	2.200%	2/3/25	35,680	34,176
	Bank of Nova Scotia	3.450%	4/11/25	9,890	9,757
	Bank of Nova Scotia	1.300%	6/11/25	26,000	24,139
	Bank of Nova Scotia	4.500%	12/16/25	19,100	19,123
	Bank of Nova Scotia	1.050%	3/2/26	10,000	8,934
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.700%	8/3/26	28,496	26,901
	Bank of Nova Scotia	1.300%	9/15/26	10,000	8,874
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,808
	Bank of Nova Scotia	2.450%	2/2/32	5,650	4,692
	Bank of Nova Scotia	4.588%	5/4/37	10,500	9,654
	Bank One Michigan	8.250%	11/1/24	6,000	6,501
	BankUnited Inc.	4.875%	11/17/25	1,284	1,293
	BankUnited Inc.	5.125%	6/11/30	5,000	4,781
[3]	Barclays plc	4.338%	5/16/24	14,800	14,811
	Barclays plc	1.007%	12/10/24	16,400	15,565
	Barclays plc	3.650%	3/16/25	15,176	14,858
[3]	Barclays plc	3.932%	5/7/25	47,460	46,728
	Barclays plc	4.375%	1/12/26	17,200	16,993
[3]	Barclays plc	2.852%	5/7/26	15,950	15,065
	Barclays plc	5.200%	5/12/26	19,105	19,047
	Barclays plc	2.279%	11/24/27	23,530	20,876
	Barclays plc	4.337%	1/10/28	13,206	12,628
	Barclays plc	4.836%	5/9/28	26,410	25,423
[3]	Barclays plc	4.972%	5/16/29	14,400	14,132
[3]	Barclays plc	5.088%	6/20/30	10,530	9,973
	Barclays plc	2.645%	6/24/31	34,800	28,885
	Barclays plc	2.667%	3/10/32	14,250	11,492
	Barclays plc	2.894%	11/24/32	23,935	19,260
	Barclays plc	3.564%	9/23/35	24,475	20,178
	Barclays plc	3.811%	3/10/42	4,600	3,494
	Barclays plc	3.330%	11/24/42	11,000	8,209
	Barclays plc	5.250%	8/17/45	9,000	8,698
	Barclays plc	4.950%	1/10/47	13,800	13,080
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,725
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,710
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,061
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,761
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	4,095
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,908
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	23,362
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	18,730	17,319
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	24,825	17,909
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,785
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	27,050	23,150
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	45,948
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,641
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,289
	BGC Partners Inc.	4.375%	12/15/25	7,500	7,283
	BlackRock Inc.	3.500%	3/18/24	7,650	7,685
	BlackRock Inc.	3.200%	3/15/27	6,000	5,888
	BlackRock Inc.	3.250%	4/30/29	3,000	2,831
	BlackRock Inc.	2.400%	4/30/30	11,000	9,628
	BlackRock Inc.	1.900%	1/28/31	13,575	11,258
	BlackRock Inc.	2.100%	2/25/32	15,500	12,798
[7]	Blackstone Private Credit Fund	2.350%	11/22/24	3,600	3,299
[7]	Blackstone Private Credit Fund	2.625%	12/15/26	5,525	4,608
[7]	Blackstone Private Credit Fund	3.250%	3/15/27	5,000	4,244
	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	4,581
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,374
[7]	Blackstone Secured Lending Fund	2.850%	9/30/28	1,075	862
[7]	BNP Paribas SA	3.800%	1/10/24	500	497
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,326
	BPCE SA	4.000%	4/15/24	10,980	10,948
[3]	BPCE SA	3.375%	12/2/26	4,001	3,827
[7]	BPCE SA	3.250%	1/11/28	275	255
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	4,860
	Brighthouse Financial Inc.	4.700%	6/22/47	7,415	5,906
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,415
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	4,756
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	9,888
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	999
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	2,030
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	18,405
	Brookfield Finance Inc.	4.350%	4/15/30	920	878

41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,729
	Brookfield Finance Inc.	4.700%	9/20/47	6,350	5,576
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	2,052
	Brookfield Finance LLC	3.450%	4/15/50	12,950	9,198
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,553
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,449
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,023
	Brown & Brown Inc.	4.200%	3/17/32	24,730	22,514
	Brown & Brown Inc.	4.950%	3/17/52	6,855	6,014
	Business Development Corp. of America	3.250%	3/30/26	3,000	2,671
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	10,410
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	7,000	6,706
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,511
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	3,000	2,809
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,226
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	48,695	47,795
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,266
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	13,387
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	16,831
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	43,470	39,473
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,371
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,001
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,042
	Capital One Financial Corp.	3.300%	10/30/24	29,194	28,521
	Capital One Financial Corp.	3.200%	2/5/25	22,991	22,344
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,528
	Capital One Financial Corp.	4.200%	10/29/25	13,037	12,847
	Capital One Financial Corp.	2.636%	3/3/26	20,000	18,886
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,263
	Capital One Financial Corp.	3.750%	3/9/27	26,750	25,612
	Capital One Financial Corp.	3.650%	5/11/27	18,040	17,194
	Capital One Financial Corp.	1.878%	11/2/27	13,278	11,630
	Capital One Financial Corp.	3.800%	1/31/28	20,375	19,211
	Capital One Financial Corp.	3.273%	3/1/30	11,120	9,847
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,045
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,809
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,796
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,674
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,469
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,187
	Charles Schwab Corp.	0.750%	3/18/24	5,000	4,795
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,909
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,072
	Charles Schwab Corp.	3.625%	4/1/25	6,231	6,218
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,007
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,195
	Charles Schwab Corp.	0.900%	3/11/26	16,475	14,806
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,019
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,385
	Charles Schwab Corp.	2.450%	3/3/27	31,290	29,198
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,439
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,117
	Charles Schwab Corp.	2.000%	3/20/28	10,000	8,931
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,460
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,574
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,329
	Charles Schwab Corp.	4.625%	3/22/30	30	30
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,788
	Charles Schwab Corp.	2.300%	5/13/31	16,000	13,531
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	1.950%	12/1/31	13,985	11,333
	Charles Schwab Corp.	2.900%	3/3/32	11,000	9,675
	Chubb Corp.	6.000%	5/11/37	4,200	4,848
[3]	Chubb Corp.	6.500%	5/15/38	9,705	11,390
	Chubb INA Holdings Inc.	2.875%	11/3/22	11,344	11,337
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,879
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	7,513
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	30,014
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,400	15,507
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,147
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	5,545
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,692	19,504
	Chubb INA Holdings Inc.	2.850%	12/15/51	6,000	4,402
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,800	2,015
	CI Financial Corp.	3.200%	12/17/30	11,880	9,248
	CI Financial Corp.	4.100%	6/15/51	9,500	6,327
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	7,191
	Citigroup Inc.	3.500%	5/15/23	22,865	22,856
	Citigroup Inc.	3.875%	10/25/23	41,844	42,259
[3]	Citigroup Inc.	1.678%	5/15/24	5,750	5,639
	Citigroup Inc.	3.750%	6/16/24	2,400	2,413
	Citigroup Inc.	4.000%	8/5/24	5,525	5,517
	Citigroup Inc.	0.776%	10/30/24	17,000	16,219
	Citigroup Inc.	3.875%	3/26/25	20,019	19,776
[3]	Citigroup Inc.	3.352%	4/24/25	2,000	1,961
	Citigroup Inc.	3.300%	4/27/25	1,950	1,922
	Citigroup Inc.	0.981%	5/1/25	15,000	14,054
	Citigroup Inc.	4.140%	5/24/25	8,000	7,974
	Citigroup Inc.	4.400%	6/10/25	45,215	45,186
	Citigroup Inc.	5.500%	9/13/25	4,400	4,527
	Citigroup Inc.	1.281%	11/3/25	5,000	4,646
	Citigroup Inc.	3.700%	1/12/26	13,478	13,229
	Citigroup Inc.	2.014%	1/25/26	25,100	23,535
	Citigroup Inc.	4.600%	3/9/26	37,650	37,730
	Citigroup Inc.	3.290%	3/17/26	10,000	9,688
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	45,193
	Citigroup Inc.	3.400%	5/1/26	10,250	9,918
	Citigroup Inc.	3.200%	10/21/26	41,250	39,247
	Citigroup Inc.	4.300%	11/20/26	32,850	32,431
	Citigroup Inc.	1.122%	1/28/27	18,425	16,273
	Citigroup Inc.	4.450%	9/29/27	34,810	34,224
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	33,722
	Citigroup Inc.	6.625%	1/15/28	25	27
[3]	Citigroup Inc.	3.070%	2/24/28	20,000	18,535
	Citigroup Inc.	4.658%	5/24/28	5,570	5,529
[3]	Citigroup Inc.	3.668%	7/24/28	58,950	55,739
	Citigroup Inc.	4.125%	7/25/28	600	576
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	28,045
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	7,556
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	33,249
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,125
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	75,518
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	4,206
	Citigroup Inc.	6.625%	6/15/32	3,535	3,865
	Citigroup Inc.	2.520%	11/3/32	18,000	14,594
	Citigroup Inc.	3.057%	1/25/33	35,100	29,814
	Citigroup Inc.	5.875%	2/22/33	3,000	3,110
	Citigroup Inc.	3.785%	3/17/33	20,000	18,061
	Citigroup Inc.	4.910%	5/24/33	8,000	7,897
	Citigroup Inc.	6.000%	10/31/33	6,135	6,444
	Citigroup Inc.	6.125%	8/25/36	11,118	11,772
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	11,360
	Citigroup Inc.	8.125%	7/15/39	13,096	17,193
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	69,500
	Citigroup Inc.	5.875%	1/30/42	13,339	14,159
	Citigroup Inc.	2.904%	11/3/42	2,290	1,669
	Citigroup Inc.	6.675%	9/13/43	1,780	2,025
	Citigroup Inc.	4.950%	11/7/43	8,250	7,170
	Citigroup Inc.	5.300%	5/6/44	8,700	8,498

42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.650%	7/30/45	8,275	7,562
	Citigroup Inc.	4.750%	5/18/46	4,658	4,185
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	1,898
	Citigroup Inc.	4.650%	7/23/48	9,785	9,103
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	11,028
	Citizens Financial Group Inc.	2.850%	7/27/26	950	888
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	9,287
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	6,215
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	1,853
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	6,379
	CME Group Inc.	3.750%	6/15/28	2,671	2,634
	CME Group Inc.	5.300%	9/15/43	7,840	8,497
	CME Group Inc.	4.150%	6/15/48	9,762	9,351
	CNA Financial Corp.	3.950%	5/15/24	7,955	7,949
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,655
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,729
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,764
	CNA Financial Corp.	2.050%	8/15/30	2,445	1,968
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	2,029
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,348
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,284
	Comerica Inc.	3.700%	7/31/23	19,887	19,872
	Comerica Inc.	3.800%	7/22/26	850	834
	Comerica Inc.	4.000%	2/1/29	300	291
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	473
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	25,228
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,000	3,767
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	11,897
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	9,086
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,377
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	717
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	21,383
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	28,753
[7]	Corebridge Financial Inc.	3.500%	4/4/25	10,000	9,730
[7]	Corebridge Financial Inc.	3.650%	4/5/27	11,000	10,356
[7]	Corebridge Financial Inc.	3.850%	4/5/29	16,288	15,029
[7]	Corebridge Financial Inc.	3.900%	4/5/32	24,500	21,985
[7]	Corebridge Financial Inc.	4.350%	4/5/42	11,815	10,090
[7]	Corebridge Financial Inc.	4.400%	4/5/52	12,285	10,251
	Credit Suisse AG	1.000%	5/5/23	42,944	42,027
	Credit Suisse AG	0.495%	2/2/24	2,500	2,355
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	7,702
	Credit Suisse AG	3.700%	2/21/25	25,000	24,474
	Credit Suisse AG	2.950%	4/9/25	2,072	1,983
	Credit Suisse AG	1.250%	8/7/26	5,000	4,372
	Credit Suisse Group AG	3.750%	3/26/25	32,302	31,312
	Credit Suisse Group AG	4.550%	4/17/26	27,406	26,762
[7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	5,333
[7]	Credit Suisse Group AG	4.194%	4/1/31	16,143	14,335
	Credit Suisse Group AG	4.875%	5/15/45	13,580	11,621
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	5,355
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	5,892
[3]	Deutsche Bank AG	0.962%	11/8/23	20,934	20,069
[3]	Deutsche Bank AG	3.700%	5/30/24	4,700	4,625
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	8,982
	Deutsche Bank AG	1.447%	4/1/25	3,550	3,320
[3]	Deutsche Bank AG	3.961%	11/26/25	15,000	14,531
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,737
	Deutsche Bank AG	1.686%	3/19/26	10,000	8,970
	Deutsche Bank AG	2.129%	11/24/26	10,500	9,333
	Deutsche Bank AG	2.311%	11/16/27	19,792	17,074
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	5,010
[3]	Discover Bank	4.200%	8/8/23	9,475	9,504
	Discover Bank	2.450%	9/12/24	11,400	10,944
[3]	Discover Bank	4.250%	3/13/26	6,203	6,056
[3]	Discover Bank	3.450%	7/27/26	29,330	27,750
[3]	Discover Bank	4.682%	8/9/28	3,190	3,104
[3]	Discover Bank	4.650%	9/13/28	3,000	2,885
[3]	Discover Bank	2.700%	2/6/30	8,000	6,661
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Financial Services	3.850%	11/21/22	5,630	5,647
	Discover Financial Services	3.950%	11/6/24	15,810	15,605
	Discover Financial Services	3.750%	3/4/25	12,486	12,300
	Discover Financial Services	4.500%	1/30/26	18,350	18,000
	Discover Financial Services	4.100%	2/9/27	15,300	14,651
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,845
	Enstar Group Ltd.	4.950%	6/1/29	7,960	7,613
	Enstar Group Ltd.	3.100%	9/1/31	5,000	3,964
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,052
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	15,118
	Equitable Holdings Inc.	5.000%	4/20/48	15,180	14,025
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,011
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	8,397
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	7,664
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,963
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,602
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,326
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,778
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,527
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	6,360
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,091
	Fifth Third Bancorp	3.650%	1/25/24	13,138	13,085
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,665
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,026
	Fifth Third Bancorp	1.707%	11/1/27	4,466	3,957
	Fifth Third Bancorp	3.950%	3/14/28	9,400	9,133
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,748
	Fifth Third Bancorp	4.337%	4/25/33	5,300	5,042
	Fifth Third Bancorp	8.250%	3/1/38	14,786	19,013
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	14,208
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	21,973
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,147
	First American Financial Corp.	4.600%	11/15/24	4,650	4,634
	First American Financial Corp.	4.000%	5/15/30	3,130	2,805
	First American Financial Corp.	2.400%	8/15/31	7,000	5,359
	First Horizon Corp.	4.000%	5/26/25	3,000	2,943
[3]	First Republic Bank	4.375%	8/1/46	1,725	1,546
[3]	First Republic Bank	4.625%	2/13/47	2,675	2,432
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	1,845	1,915
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,914
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,711
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,750
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,296
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,606
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	9,566
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,203
	FS KKR Capital Corp.	3.125%	10/12/28	3,700	2,944
	GATX Corp.	3.250%	3/30/25	2,300	2,238
	GATX Corp.	3.250%	9/15/26	2,800	2,671
	GATX Corp.	3.850%	3/30/27	4,885	4,728
	GATX Corp.	3.500%	3/15/28	7,000	6,536
	GATX Corp.	4.550%	11/7/28	2,585	2,529
	GATX Corp.	4.700%	4/1/29	4,000	3,899
	GATX Corp.	4.000%	6/30/30	13,315	12,295
	GATX Corp.	1.900%	6/1/31	6,599	5,128
	GATX Corp.	3.500%	6/1/32	975	854
	GATX Corp.	5.200%	3/15/44	325	308
	GATX Corp.	4.500%	3/30/45	2,175	1,815
	GATX Corp.	3.100%	6/1/51	6,000	4,013
	GE Capital Funding LLC	3.450%	5/15/25	17,350	17,037
	GE Capital Funding LLC	4.550%	5/15/32	8,130	7,838
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	101,273	94,785
	Globe Life Inc.	4.550%	9/15/28	3,200	3,150
	Globe Life Inc.	2.150%	8/15/30	4,450	3,643
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	160
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,333
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	10,068
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,117

43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	1.217%	12/6/23	25,000	24,119
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	32,894
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	30,033
	Goldman Sachs Group Inc.	3.000%	3/15/24	44,084	43,523
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	5,513	5,529
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	20,000	19,153
	Goldman Sachs Group Inc.	0.925%	10/21/24	45,300	43,373
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	19,375
	Goldman Sachs Group Inc.	1.757%	1/24/25	29,700	28,579
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,307
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	9,351
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,361
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	40,849
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	51,041
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	17,778
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,024
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	49,365
	Goldman Sachs Group Inc.	1.431%	3/9/27	42,015	37,355
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	18,432
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	22,138
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,535
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	25,186
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	32,774
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	39,123
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	51,713
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,410
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	35,165
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	20,776
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	56,659
	Goldman Sachs Group Inc.	2.383%	7/21/32	16,745	13,553
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	52,092
	Goldman Sachs Group Inc.	3.102%	2/24/33	49,350	42,202
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	9,097
	Goldman Sachs Group Inc.	6.750%	10/1/37	46,135	51,108
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	50,173
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	28,535
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,800
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	18,648
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,867
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	26,502
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	29,397
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,442
	Golub Capital BDC Inc.	3.375%	4/15/24	6,290	6,070
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,041
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,102
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,361
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	9,014
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	131
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,931
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,005
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	434
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,575
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	9,532
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	4,165
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	514
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	9,110
	HSBC Holdings plc	3.600%	5/25/23	15,300	15,344
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	3,988
	HSBC Holdings plc	4.250%	3/14/24	10,600	10,558
[3]	HSBC Holdings plc	3.950%	5/18/24	59,700	59,455
	HSBC Holdings plc	0.732%	8/17/24	10,000	9,596
	HSBC Holdings plc	1.162%	11/22/24	25,000	23,891
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	3.803%	3/11/25	13,625	13,436
	HSBC Holdings plc	0.976%	5/24/25	20,000	18,660
	HSBC Holdings plc	4.250%	8/18/25	2,500	2,465
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	12,851
	HSBC Holdings plc	4.180%	12/9/25	7,000	6,890
	HSBC Holdings plc	4.300%	3/8/26	32,820	32,498
	HSBC Holdings plc	2.999%	3/10/26	23,489	22,412
[3]	HSBC Holdings plc	1.645%	4/18/26	31,615	29,002
	HSBC Holdings plc	3.900%	5/25/26	68,300	66,861
[3]	HSBC Holdings plc	2.099%	6/4/26	33,327	30,824
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	40,150
	HSBC Holdings plc	4.375%	11/23/26	23,330	22,848
	HSBC Holdings plc	1.589%	5/24/27	25,000	21,981
	HSBC Holdings plc	2.251%	11/22/27	30,440	27,121
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	12,064
	HSBC Holdings plc	4.755%	6/9/28	7,000	6,806
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	27,374
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	46,414
	HSBC Holdings plc	2.206%	8/17/29	31,700	26,625
	HSBC Holdings plc	4.950%	3/31/30	35,005	34,565
[3]	HSBC Holdings plc	3.973%	5/22/30	24,815	22,862
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	29,643
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	13,393
[3]	HSBC Holdings plc	7.625%	5/17/32	575	658
	HSBC Holdings plc	2.804%	5/24/32	27,900	22,905
	HSBC Holdings plc	2.871%	11/22/32	40,145	32,884
[3]	HSBC Holdings plc	7.350%	11/27/32	600	691
	HSBC Holdings plc	4.762%	3/29/33	18,700	17,272
	HSBC Holdings plc	6.500%	5/2/36	15,575	16,581
	HSBC Holdings plc	6.500%	9/15/37	27,201	29,118
	HSBC Holdings plc	6.800%	6/1/38	5,908	6,413
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,888
	HSBC Holdings plc	5.250%	3/14/44	30,738	28,608
	HSBC USA Inc.	3.500%	6/23/24	11,475	11,401
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,368
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	16,442
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,647
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,604
	Huntington Bancshares Inc.	2.487%	8/15/36	3,900	3,024
[3]	Huntington National Bank	3.550%	10/6/23	5,700	5,695
[3]	Huntington National Bank	4.270%	11/25/26	3,375	3,317
	Huntington National Bank	4.552%	5/17/28	5,000	4,978
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	9,136
	ING Groep NV	4.100%	10/2/23	21,000	21,069
	ING Groep NV	3.550%	4/9/24	7,200	7,141
	ING Groep NV	3.869%	3/28/26	7,800	7,650
	ING Groep NV	3.950%	3/29/27	10,500	10,127
	ING Groep NV	1.726%	4/1/27	12,822	11,456
	ING Groep NV	4.017%	3/28/28	10,470	9,991
	ING Groep NV	4.550%	10/2/28	4,000	3,893
	ING Groep NV	4.050%	4/9/29	3,655	3,431
	ING Groep NV	2.727%	4/1/32	3,000	2,499
	ING Groep NV	4.252%	3/28/33	10,000	9,314
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	13,009
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,702
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,204
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	13,182
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	11,276
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	9,516
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	996
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	14,501
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	12,825
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,647
	Invesco Finance plc	4.000%	1/30/24	14,250	14,260
	Invesco Finance plc	3.750%	1/15/26	5,010	4,941
	Invesco Finance plc	5.375%	11/30/43	7,125	7,132
[7]	Jackson Financial Inc.	1.125%	11/22/23	1,000	962
[7]	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,365

44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Jackson Financial Inc.	4.000%	11/23/51	5,800	4,095
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,689	2,707
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,274
	Jefferies Group LLC	4.850%	1/15/27	11,425	11,365
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,319
	Jefferies Group LLC	4.150%	1/23/30	13,010	11,642
	Jefferies Group LLC	2.750%	10/15/32	4,000	3,035
	Jefferies Group LLC	6.250%	1/15/36	3,055	3,016
	Jefferies Group LLC	6.500%	1/20/43	4,305	4,299
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	5,996
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,075
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	24,450	23,841
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	34,437
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	43,732
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	38,170	38,045
	JPMorgan Chase & Co.	3.125%	1/23/25	18,808	18,547
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	16,767
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	50,010	49,133
	JPMorgan Chase & Co.	0.824%	6/1/25	34,700	32,465
	JPMorgan Chase & Co.	0.969%	6/23/25	25,000	23,378
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	25,457
	JPMorgan Chase & Co.	0.768%	8/9/25	10,000	9,283
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	10,389
	JPMorgan Chase & Co.	1.561%	12/10/25	39,202	36,719
	JPMorgan Chase & Co.	2.595%	2/24/26	25,000	23,801
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	28,089
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	36,638
	JPMorgan Chase & Co.	4.080%	4/26/26	30,555	30,274
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	34,998
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	55,970
	JPMorgan Chase & Co.	7.625%	10/15/26	875	988
	JPMorgan Chase & Co.	1.045%	11/19/26	40,030	35,626
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	28,539
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,779
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	14,858
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,463
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,869
	JPMorgan Chase & Co.	1.470%	9/22/27	29,600	25,966
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,479
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,364
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	37,496
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	29,540
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	16,690	15,811
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	22,353
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	61,615
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	51,707
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	24,216
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	22,590
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	18,983
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	20,361
	JPMorgan Chase & Co.	4.565%	6/14/30	15,600	15,338
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	294
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	39,856
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	71,242
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	18,754
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	25,962
	JPMorgan Chase & Co.	1.764%	11/19/31	16,730	13,243
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	23,164
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	36,504
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	35,038
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,394
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	14,179
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	33,311
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	27,545
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	25,832
	JPMorgan Chase & Co.	5.600%	7/15/41	500	525
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	10,537
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,667
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	19,101
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.625%	8/16/43	26,010	27,209
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,427
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,929
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	22,677
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,451
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	47,053
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	10,009
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	28,731
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	28,977
	Kemper Corp.	4.350%	2/15/25	1,500	1,492
	Kemper Corp.	2.400%	9/30/30	5,000	4,064
	Kemper Corp.	3.800%	2/23/32	2,450	2,165
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,197
[3]	KeyBank NA	3.400%	5/20/26	2,895	2,776
[3]	KeyBank NA	4.390%	12/14/27	1,860	1,852
[3]	KeyBank NA	6.950%	2/1/28	500	549
[3]	KeyCorp	4.150%	10/29/25	6,750	6,723
[3]	KeyCorp	4.100%	4/30/28	18,000	17,355
[3]	KeyCorp	2.550%	10/1/29	6,400	5,525
	Lazard Group LLC	3.750%	2/13/25	100	98
	Lazard Group LLC	3.625%	3/1/27	5,075	4,795
	Lazard Group LLC	4.500%	9/19/28	9,350	8,968
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,607
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,623
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,222
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,832
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,328
	Lincoln National Corp.	3.050%	1/15/30	9,625	8,399
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,755
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,491
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,217
	Lincoln National Corp.	4.350%	3/1/48	4,100	3,474
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,942
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,909
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,605
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	28,434
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	7,768
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	7,075
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	13,838
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	23,984
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	18,743
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	24,610
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	25,384
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,413
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	8,894
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	21,482
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	19,918
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,056
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	19,874
	Lloyds Banking Group plc	5.300%	12/1/45	11,574	10,735
	Lloyds Banking Group plc	3.369%	12/14/46	10,460	7,448
	Lloyds Banking Group plc	4.344%	1/9/48	325	267
	Loews Corp.	3.200%	5/15/30	6,500	5,912
	Loews Corp.	6.000%	2/1/35	7,275	7,857
	Loews Corp.	4.125%	5/15/43	4,315	3,697
	M&T Bank Corp.	3.650%	12/6/22	5,695	5,701
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,487
	M&T Bank Corp.	4.000%	7/15/24	3,000	2,980
	Main Street Capital Corp.	3.000%	7/14/26	5,290	4,626
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,272
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,631
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,779
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,483
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	12,874
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,781
	Manulife Financial Corp.	5.375%	3/4/46	8,075	8,637
	Markel Corp.	3.500%	11/1/27	6,175	5,925
	Markel Corp.	3.350%	9/17/29	2,555	2,343
	Markel Corp.	5.000%	4/5/46	4,650	4,396

45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Corp.	4.300%	11/1/47	2,200	1,901
	Markel Corp.	5.000%	5/20/49	5,941	5,619
	Markel Corp.	4.150%	9/17/50	620	511
	Markel Corp.	3.450%	5/7/52	7,400	5,538
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	17,628
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,585
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,175
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,100
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,390	18,171
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	11,743
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,383
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,970
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,897
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,193
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	11,817
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,707
	Mastercard Inc.	3.375%	4/1/24	13,395	13,415
	Mastercard Inc.	2.000%	3/3/25	20,794	20,053
	Mastercard Inc.	2.950%	11/21/26	7,850	7,653
	Mastercard Inc.	3.300%	3/26/27	17,500	17,209
	Mastercard Inc.	3.500%	2/26/28	3,720	3,667
	Mastercard Inc.	2.950%	6/1/29	10,575	9,916
	Mastercard Inc.	3.350%	3/26/30	16,000	15,267
	Mastercard Inc.	1.900%	3/15/31	3,575	3,053
	Mastercard Inc.	2.000%	11/18/31	8,000	6,760
	Mastercard Inc.	3.800%	11/21/46	5,700	5,180
	Mastercard Inc.	3.950%	2/26/48	5,110	4,722
	Mastercard Inc.	3.650%	6/1/49	8,030	7,110
	Mastercard Inc.	3.850%	3/26/50	15,406	14,131
	Mastercard Inc.	2.950%	3/15/51	7,000	5,438
	Mercury General Corp.	4.400%	3/15/27	3,265	3,196
[3]	MetLife Inc.	4.368%	9/15/23	3,275	3,314
	MetLife Inc.	3.600%	4/10/24	15,943	15,986
	MetLife Inc.	3.000%	3/1/25	8,475	8,324
	MetLife Inc.	3.600%	11/13/25	7,891	7,838
	MetLife Inc.	4.550%	3/23/30	22,524	22,710
	MetLife Inc.	6.375%	6/15/34	3,445	3,989
[3]	MetLife Inc.	6.400%	12/15/36	16,231	16,369
[3]	MetLife Inc.	10.750%	8/1/39	500	659
	MetLife Inc.	5.875%	2/6/41	12,892	13,985
	MetLife Inc.	4.125%	8/13/42	18,975	17,051
	MetLife Inc.	4.875%	11/13/43	10,919	10,785
	MetLife Inc.	4.721%	12/15/44	9,535	9,121
	MetLife Inc.	4.050%	3/1/45	1,835	1,619
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,043
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	19,981
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	2,971
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	28,097
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	14,420
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	14,449
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	15,242
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,081
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	460
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	640
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	3,460	3,413
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	28,382
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,340
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	40,188
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	9,034
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	17,996
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	21,127
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	4,696
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,415
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	30,886
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	11,887
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	10,776
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,144
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	21,234
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	11,222
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	17,309
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,430
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	688
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	14,296
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	192
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,496
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	17,197
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,099
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,227
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	17,476
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	8,793
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,633
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,389
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	15,289
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,198
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	17,381
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	16,267
	Morgan Stanley	4.875%	11/1/22	16,525	16,668
[3]	Morgan Stanley	4.100%	5/22/23	30,425	30,565
[3]	Morgan Stanley	0.560%	11/10/23	29,750	29,373
[3]	Morgan Stanley	3.875%	4/29/24	26,540	26,616
[3]	Morgan Stanley	3.700%	10/23/24	24,500	24,446
[3]	Morgan Stanley	0.791%	1/22/25	57,500	54,402
	Morgan Stanley	0.790%	5/30/25	12,315	11,474
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,640
[3]	Morgan Stanley	4.000%	7/23/25	51,975	51,991
[3]	Morgan Stanley	1.164%	10/21/25	30,000	27,828
	Morgan Stanley	5.000%	11/24/25	50,940	51,832
[3]	Morgan Stanley	3.875%	1/27/26	45,564	44,949
[3]	Morgan Stanley	2.188%	4/28/26	9,400	8,816
[3]	Morgan Stanley	3.125%	7/27/26	52,700	50,294
[3]	Morgan Stanley	6.250%	8/9/26	15,996	17,021
[3]	Morgan Stanley	4.350%	9/8/26	40,070	39,660
	Morgan Stanley	0.985%	12/10/26	12,225	10,835
	Morgan Stanley	3.625%	1/20/27	27,278	26,474
	Morgan Stanley	3.950%	4/23/27	8,255	8,002
	Morgan Stanley	1.593%	5/4/27	22,265	19,860
[3]	Morgan Stanley	1.512%	7/20/27	17,900	15,737
	Morgan Stanley	2.475%	1/21/28	20,000	18,191
[3]	Morgan Stanley	3.591%	7/22/28	44,833	42,429
[3]	Morgan Stanley	3.772%	1/24/29	2,725	2,590
[3]	Morgan Stanley	4.431%	1/23/30	11,000	10,677
[3]	Morgan Stanley	2.699%	1/22/31	49,555	42,961
[3]	Morgan Stanley	3.622%	4/1/31	116,400	107,021
[3]	Morgan Stanley	1.794%	2/13/32	92,325	72,693
	Morgan Stanley	7.250%	4/1/32	8,000	9,440
[3]	Morgan Stanley	1.928%	4/28/32	13,850	10,987
[3]	Morgan Stanley	2.239%	7/21/32	20,000	16,251
[3]	Morgan Stanley	2.511%	10/20/32	20,000	16,561
	Morgan Stanley	2.943%	1/21/33	17,950	15,388
	Morgan Stanley	2.484%	9/16/36	30,000	23,068
	Morgan Stanley	5.297%	4/20/37	10,000	9,701
[3]	Morgan Stanley	3.971%	7/22/38	4,600	4,114
[3]	Morgan Stanley	4.457%	4/22/39	831	777
	Morgan Stanley	3.217%	4/22/42	13,000	10,197
	Morgan Stanley	6.375%	7/24/42	29,625	33,949
	Morgan Stanley	4.300%	1/27/45	37,144	33,408
	Morgan Stanley	4.375%	1/22/47	225	204
[3]	Morgan Stanley	5.597%	3/24/51	22,386	24,216
[3]	Morgan Stanley	2.802%	1/25/52	24,075	16,661
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	5,250	5,055
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,630	3,615
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,205
[3]	Munich Re America Corp.	7.450%	12/15/26	4,533	5,104
	Nasdaq Inc.	3.850%	6/30/26	9,350	9,293
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,260
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,553

46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,398
	Nasdaq Inc.	3.950%	3/7/52	3,350	2,757
	National Australia Bank Ltd.	1.875%	12/13/22	4,816	4,793
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,292
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	21,042
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,679
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	1,983
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	759
	NatWest Group plc	3.875%	9/12/23	32,180	32,099
	NatWest Group plc	6.000%	12/19/23	4,530	4,613
	NatWest Group plc	5.125%	5/28/24	10,893	10,936
[3]	NatWest Group plc	4.519%	6/25/24	22,000	21,902
[3]	NatWest Group plc	4.269%	3/22/25	16,500	16,327
	NatWest Group plc	4.800%	4/5/26	1,700	1,694
[3]	NatWest Group plc	3.073%	5/22/28	37,279	33,896
	NatWest Group plc	5.516%	9/30/28	5,000	5,041
[3]	NatWest Group plc	4.892%	5/18/29	15,800	15,316
[3]	NatWest Group plc	3.754%	11/1/29	2,825	2,711
[3]	NatWest Group plc	5.076%	1/27/30	30,500	29,874
[3]	NatWest Group plc	4.445%	5/8/30	2,155	2,035
[3]	NatWest Group plc	3.032%	11/28/35	5,000	4,028
	Nomura Holdings Inc.	2.648%	1/16/25	400	379
[5]	Nomura Holdings Inc.	5.099%	7/3/25	5,000	5,022
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	12,210
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	10,525
	Nomura Holdings Inc.	2.329%	1/22/27	16,700	14,784
[5]	Nomura Holdings Inc.	5.386%	7/6/27	10,000	10,002
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	8,430
[5]	Nomura Holdings Inc.	5.605%	7/6/29	10,000	10,004
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	19,029
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,551
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,780
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,348
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,940
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,668
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,895
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,237
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,345
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,429
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,792
	ORIX Corp.	3.250%	12/4/24	2,000	1,967
	ORIX Corp.	3.700%	7/18/27	8,150	7,909
	ORIX Corp.	2.250%	3/9/31	9,000	7,552
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	996
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,455
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	9,585
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	6,276
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	7,034
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	8,236
	Owl Rock Capital Corp.	2.875%	6/11/28	2,000	1,574
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,000	2,551
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,379
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	1,665
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,081
[3]	PNC Bank NA	3.300%	10/30/24	3,850	3,817
[3]	PNC Bank NA	2.950%	2/23/25	5,750	5,604
[3]	PNC Bank NA	3.250%	6/1/25	14,133	13,926
[3]	PNC Bank NA	4.200%	11/1/25	9,374	9,363
[3]	PNC Bank NA	3.100%	10/25/27	275	261
[3]	PNC Bank NA	3.250%	1/22/28	10,775	10,269
[3]	PNC Bank NA	4.050%	7/26/28	13,750	13,307
[3]	PNC Bank NA	2.700%	10/22/29	9,500	8,272
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,299
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	17,333
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	21,306
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,463
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	23,200
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,525
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	14,747
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	10,708
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	8,802
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,541
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,815
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	4,948
	Principal Financial Group Inc.	6.050%	10/15/36	425	475
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	3,135
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,429
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	7,636
	Progressive Corp.	6.625%	3/1/29	2,150	2,432
	Progressive Corp.	3.200%	3/26/30	7,617	7,075
	Progressive Corp.	6.250%	12/1/32	4,000	4,604
	Progressive Corp.	4.350%	4/25/44	6,219	5,760
	Progressive Corp.	4.125%	4/15/47	10,509	9,588
	Progressive Corp.	4.200%	3/15/48	4,196	3,864
	Progressive Corp.	3.950%	3/26/50	12,359	10,923
	Progressive Corp.	3.700%	3/15/52	16,210	13,710
	Prospect Capital Corp.	5.875%	3/15/23	98	98
	Prospect Capital Corp.	3.706%	1/22/26	10,000	8,898
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,941
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,703
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,877
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	5,153
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,797
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,718
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	9,258
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,146
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	15,348
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,669
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	7,455
[3]	Prudential Financial Inc.	4.600%	5/15/44	5,600	5,311
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,635
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,345
	Prudential Financial Inc.	3.905%	12/7/47	26,333	22,839
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	232
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,922
	Prudential Financial Inc.	3.935%	12/7/49	14,404	12,410
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	5,790
[3]	Prudential Financial Inc.	3.700%	3/13/51	8,700	7,255
	Prudential Financial Inc.	5.125%	3/1/52	2,000	1,846
	Prudential plc	3.125%	4/14/30	13,340	12,231
	Prudential plc	3.625%	3/24/32	2,000	1,853
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,454
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	11,235
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	10,609
[3]	Regions Bank	6.450%	6/26/37	1,514	1,693
	Regions Financial Corp.	2.250%	5/18/25	8,100	7,732
	Regions Financial Corp.	1.800%	8/12/28	4,000	3,402
	Regions Financial Corp.	7.375%	12/10/37	7,000	8,328
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,513
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,475
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,816
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,800
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,479
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,356
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	954
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	8,856
[3]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,133
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	7,623
	Royal Bank of Canada	0.650%	7/29/24	10,000	9,386
[3]	Royal Bank of Canada	0.750%	10/7/24	8,800	8,211
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	33,825
[3]	Royal Bank of Canada	1.600%	1/21/25	3,500	3,316
	Royal Bank of Canada	3.375%	4/14/25	26,610	26,255
[3]	Royal Bank of Canada	1.150%	6/10/25	18,645	17,250
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	11,477
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,468
	Royal Bank of Canada	1.200%	4/27/26	10,000	8,984

47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	1.400%	11/2/26	7,700	6,838
[3]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,447
	Royal Bank of Canada	3.625%	5/4/27	27,851	27,058
[3]	Royal Bank of Canada	2.300%	11/3/31	38,500	32,066
	Royal Bank of Canada	3.875%	5/4/32	10,600	10,085
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	4,911
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	18,439
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	32,191
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	40,579
	Santander UK Group Holdings plc	1.089%	3/15/25	25,370	23,712
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	8,958
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,718
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,658
	Santander UK plc	4.000%	3/13/24	14,850	14,873
	Santander UK plc	2.875%	6/18/24	3,997	3,898
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,594
[3]	Signature Bank	4.000%	10/15/30	2,000	1,909
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,698
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	620
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,705
[7]	Standard Chartered plc	4.644%	4/1/31	2,000	1,903
	State Street Corp.	3.100%	5/15/23	19,007	18,960
	State Street Corp.	3.700%	11/20/23	373	376
[3]	State Street Corp.	3.776%	12/3/24	5,800	5,794
	State Street Corp.	3.300%	12/16/24	5,000	4,981
	State Street Corp.	3.550%	8/18/25	24,325	24,203
[3]	State Street Corp.	2.354%	11/1/25	15,115	14,541
	State Street Corp.	2.901%	3/30/26	2,000	1,938
	State Street Corp.	2.650%	5/19/26	14,355	13,730
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,199
	State Street Corp.	2.400%	1/24/30	16,130	14,060
	State Street Corp.	2.200%	3/3/31	5,000	4,081
[3]	State Street Corp.	3.031%	11/1/34	4,850	4,257
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,405
	Stifel Financial Corp.	4.250%	7/18/24	9,738	9,768
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,372
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	5,893
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,300
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,567
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,035
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,303
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,525
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	40,354
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	32,506
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,511
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,000	9,210
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	8,536
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	19,965
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	16,743
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	10,175	9,000
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,522
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,919
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	35,000	31,714
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,088
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,640
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,429
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,600	10,685
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,498
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	22,644
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	12,782
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	11,883
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	6,933
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	16,126
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	3,926
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,236
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,410
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,341
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,451
	SVB Financial Group	3.500%	1/29/25	3,611	3,536
	SVB Financial Group	1.800%	10/28/26	10,000	8,895
	SVB Financial Group	4.345%	4/29/28	5,400	5,247
	SVB Financial Group	2.100%	5/15/28	2,820	2,398
	SVB Financial Group	3.125%	6/5/30	3,000	2,582
	SVB Financial Group	1.800%	2/2/31	7,700	5,941
	SVB Financial Group	4.570%	4/29/33	5,400	5,047
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,388
	Synchrony Financial	4.375%	3/19/24	1,625	1,612
	Synchrony Financial	4.250%	8/15/24	2,350	2,339
	Synchrony Financial	4.500%	7/23/25	18,295	17,777
	Synchrony Financial	3.700%	8/4/26	4,325	4,010
	Synchrony Financial	3.950%	12/1/27	7,065	6,427
	Synchrony Financial	5.150%	3/19/29	10,630	9,955
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,700	10,670
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	26,732
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,057
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,273
[3]	Toronto-Dominion Bank	2.350%	3/8/24	50,707	49,666
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	19,766
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,360
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	1,890
[3]	Toronto-Dominion Bank	1.450%	1/10/25	8,000	7,575
	Toronto-Dominion Bank	3.766%	6/6/25	5,300	5,270
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	11,082
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,222
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	7,463
[3]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,197
[3]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	7,680
[3]	Toronto-Dominion Bank	2.800%	3/10/27	20,000	18,723
	Toronto-Dominion Bank	4.108%	6/8/27	10,300	10,192
[3]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,132
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,159
[3]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	5,023
[3]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,942
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,326
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,359
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	9,830
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,714
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,965
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,155
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	10,586
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	8,852
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,521

48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	5,062
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	7,552
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	630
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,702
[3]	Truist Bank	3.200%	4/1/24	64,615	64,318
[3]	Truist Bank	3.689%	8/2/24	8,900	8,891
[3]	Truist Bank	2.150%	12/6/24	10,310	9,940
[3]	Truist Bank	1.500%	3/10/25	400	378
[3]	Truist Bank	3.625%	9/16/25	9,909	9,724
[3]	Truist Bank	4.050%	11/3/25	14,588	14,646
[3]	Truist Bank	3.300%	5/15/26	8,024	7,737
[3]	Truist Bank	3.800%	10/30/26	3,450	3,367
[3]	Truist Bank	2.636%	9/17/29	250	237
[3]	Truist Bank	2.250%	3/11/30	23,944	20,051
[3]	Truist Financial Corp.	3.750%	12/6/23	4,100	4,126
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	12,226
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	19,154
	Truist Financial Corp.	4.000%	5/1/25	9,092	9,112
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	15,036
[3]	Truist Financial Corp.	1.200%	8/5/25	3,251	2,992
[3]	Truist Financial Corp.	1.267%	3/2/27	12,105	10,870
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	16,362
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,256
[3]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,083
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,515
[7]	UBS Group AG	3.126%	8/13/30	3,955	3,503
	Unum Group	4.000%	3/15/24	3,300	3,291
	Unum Group	4.000%	6/15/29	2,000	1,884
	Unum Group	5.750%	8/15/42	6,443	6,011
	Unum Group	4.500%	12/15/49	4,839	3,734
	Unum Group	4.125%	6/15/51	7,000	5,172
[3]	US Bancorp	3.700%	1/30/24	13,050	13,118
	US Bancorp	3.375%	2/5/24	11,500	11,522
	US Bancorp	2.400%	7/30/24	13,750	13,419
[3]	US Bancorp	3.600%	9/11/24	2,490	2,484
	US Bancorp	1.450%	5/12/25	8,400	7,887
[3]	US Bancorp	3.950%	11/17/25	17,746	17,830
[3]	US Bancorp	3.100%	4/27/26	4,450	4,292
[3]	US Bancorp	2.375%	7/22/26	17,025	16,057
[3]	US Bancorp	3.150%	4/27/27	21,140	20,350
[3]	US Bancorp	3.900%	4/26/28	4,475	4,422
[3]	US Bancorp	3.000%	7/30/29	9,425	8,569
[3]	US Bancorp	1.375%	7/22/30	8,575	6,832
[3]	US Bancorp	2.677%	1/27/33	5,000	4,314
[3]	US Bank NA	3.400%	7/24/23	7,825	7,817
[3]	US Bank NA	2.050%	1/21/25	8,000	7,674
[3]	US Bank NA	2.800%	1/27/25	23,016	22,489
	Visa Inc.	2.800%	12/14/22	16,775	16,792
	Visa Inc.	3.150%	12/14/25	49,932	49,288
	Visa Inc.	1.900%	4/15/27	15,925	14,698
	Visa Inc.	0.750%	8/15/27	7,500	6,498
	Visa Inc.	2.750%	9/15/27	10,550	10,072
	Visa Inc.	2.050%	4/15/30	19,205	16,835
	Visa Inc.	1.100%	2/15/31	8,200	6,555
	Visa Inc.	4.150%	12/14/35	18,730	18,645
	Visa Inc.	2.700%	4/15/40	11,951	9,648
	Visa Inc.	4.300%	12/14/45	34,660	34,228
	Visa Inc.	3.650%	9/15/47	6,950	6,189
	Visa Inc.	2.000%	8/15/50	16,869	11,198
	Voya Financial Inc.	3.650%	6/15/26	3,050	2,963
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,634
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,778
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	9,782
	W R Berkley Corp.	6.250%	2/15/37	150	166
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,537
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,309
	W R Berkley Corp.	3.550%	3/30/52	8,000	6,160
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,633
	Wachovia Corp.	6.605%	10/1/25	1,150	1,229
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wachovia Corp.	7.500%	4/15/35	1,990	2,365
	Wachovia Corp.	5.500%	8/1/35	5,725	5,831
	Wachovia Corp.	6.550%	10/15/35	250	284
	Wells Fargo & Co.	4.125%	8/15/23	26,812	26,994
	Wells Fargo & Co.	4.480%	1/16/24	6,800	6,878
[3]	Wells Fargo & Co.	3.750%	1/24/24	24,710	24,757
[3]	Wells Fargo & Co.	1.654%	6/2/24	52,875	51,649
[3]	Wells Fargo & Co.	3.000%	2/19/25	12,000	11,737
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	12,441
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	53,543
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	38,154
	Wells Fargo & Co.	3.000%	4/22/26	54,060	51,477
[3]	Wells Fargo & Co.	3.908%	4/25/26	25,949	25,533
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,375
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	27,130
	Wells Fargo & Co.	3.000%	10/23/26	37,703	35,599
[3]	Wells Fargo & Co.	3.196%	6/17/27	15,000	14,219
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,594
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,806	18,759
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	16,561
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,615
[3]	Wells Fargo & Co.	2.879%	10/30/30	31,977	28,123
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	7,613
[3]	Wells Fargo & Co.	4.478%	4/4/31	88,460	86,536
[3]	Wells Fargo & Co.	3.350%	3/2/33	29,880	26,521
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,052
[3]	Wells Fargo & Co.	3.068%	4/30/41	35,950	28,019
	Wells Fargo & Co.	5.375%	11/2/43	31,354	30,869
	Wells Fargo & Co.	5.606%	1/15/44	17,195	17,306
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	28,903
	Wells Fargo & Co.	3.900%	5/1/45	13,742	11,602
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	18,850
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	6,418
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	16,358
[3]	Wells Fargo & Co.	5.013%	4/4/51	69,163	67,841
[3]	Wells Fargo & Co.	4.611%	4/25/53	45,755	42,342
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,975
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	12,041
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	12,294
	Western Union Co.	2.850%	1/10/25	5,025	4,825
	Western Union Co.	1.350%	3/15/26	6,000	5,356
	Western Union Co.	2.750%	3/15/31	4,000	3,290
	Western Union Co.	6.200%	11/17/36	5,140	5,164
	Western Union Co.	6.200%	6/21/40	1,430	1,380
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,244
	Westpac Banking Corp.	1.019%	11/18/24	6,000	5,643
	Westpac Banking Corp.	2.350%	2/19/25	6,208	5,998
	Westpac Banking Corp.	2.850%	5/13/26	38,397	36,837
	Westpac Banking Corp.	2.700%	8/19/26	16,621	15,791
	Westpac Banking Corp.	3.350%	3/8/27	30,390	29,413
	Westpac Banking Corp.	3.400%	1/25/28	150	144
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,194
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,223
[3]	Westpac Banking Corp.	2.894%	2/4/30	31,225	29,591
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	20,669
	Westpac Banking Corp.	4.110%	7/24/34	9,021	8,253
	Westpac Banking Corp.	2.668%	11/15/35	20,000	16,050
	Westpac Banking Corp.	3.020%	11/18/36	8,010	6,457
	Westpac Banking Corp.	4.421%	7/24/39	125	112
	Westpac Banking Corp.	2.963%	11/16/40	23,750	17,216
	Westpac Banking Corp.	3.133%	11/18/41	10,000	7,357
	Willis North America Inc.	3.600%	5/15/24	5,910	5,824
	Willis North America Inc.	4.650%	6/15/27	7,606	7,488
	Willis North America Inc.	4.500%	9/15/28	5,800	5,573
	Willis North America Inc.	2.950%	9/15/29	4,753	4,070
	Willis North America Inc.	5.050%	9/15/48	5,093	4,686
	Willis North America Inc.	3.875%	9/15/49	8,925	6,956
	XLIT Ltd.	5.250%	12/15/43	4,850	5,133

49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	XLIT Ltd.	5.500%	3/31/45	4,350	4,500
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,698
					18,105,974
Health Care (2.8%)
	Abbott Laboratories	3.400%	11/30/23	14,185	14,242
	Abbott Laboratories	2.950%	3/15/25	13,868	13,691
	Abbott Laboratories	3.875%	9/15/25	12,146	12,278
	Abbott Laboratories	3.750%	11/30/26	20,486	20,642
	Abbott Laboratories	1.150%	1/30/28	6,500	5,663
	Abbott Laboratories	1.400%	6/30/30	4,000	3,338
	Abbott Laboratories	4.750%	11/30/36	22,460	23,820
	Abbott Laboratories	6.150%	11/30/37	3,830	4,535
	Abbott Laboratories	6.000%	4/1/39	950	1,074
	Abbott Laboratories	5.300%	5/27/40	1,951	2,125
	Abbott Laboratories	4.750%	4/15/43	4,425	4,478
	Abbott Laboratories	4.900%	11/30/46	47,572	49,997
	AbbVie Inc.	2.900%	11/6/22	36,362	36,349
	AbbVie Inc.	3.200%	11/6/22	7,816	7,820
	AbbVie Inc.	2.300%	11/21/22	26,825	26,736
	AbbVie Inc.	2.800%	3/15/23	650	646
	AbbVie Inc.	3.750%	11/14/23	13,300	13,351
	AbbVie Inc.	3.850%	6/15/24	17,975	17,971
	AbbVie Inc.	2.600%	11/21/24	31,465	30,485
	AbbVie Inc.	3.800%	3/15/25	33,973	33,739
	AbbVie Inc.	3.600%	5/14/25	34,698	34,249
	AbbVie Inc.	3.200%	5/14/26	17,230	16,590
	AbbVie Inc.	2.950%	11/21/26	47,215	44,752
	AbbVie Inc.	4.250%	11/14/28	13,945	13,786
	AbbVie Inc.	3.200%	11/21/29	60,593	55,711
	AbbVie Inc.	4.550%	3/15/35	15,987	15,574
	AbbVie Inc.	4.500%	5/14/35	22,503	21,830
	AbbVie Inc.	4.300%	5/14/36	16,275	15,292
	AbbVie Inc.	4.050%	11/21/39	56,357	50,227
	AbbVie Inc.	4.625%	10/1/42	4,810	4,435
	AbbVie Inc.	4.400%	11/6/42	20,693	18,813
	AbbVie Inc.	4.850%	6/15/44	11,816	11,330
	AbbVie Inc.	4.750%	3/15/45	4,083	3,844
	AbbVie Inc.	4.700%	5/14/45	13,695	12,899
	AbbVie Inc.	4.450%	5/14/46	39,181	35,541
	AbbVie Inc.	4.875%	11/14/48	5,041	4,857
	AbbVie Inc.	4.250%	11/21/49	78,854	69,894
	Adventist Health System	2.952%	3/1/29	4,420	4,053
	Adventist Health System	3.630%	3/1/49	5,495	4,582
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,264
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	668
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	3,874
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,664
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,335
	Aetna Inc.	3.500%	11/15/24	6,500	6,430
	Aetna Inc.	6.625%	6/15/36	5,400	6,104
	Aetna Inc.	6.750%	12/15/37	5,500	6,246
	Aetna Inc.	4.500%	5/15/42	4,325	3,892
	Aetna Inc.	4.125%	11/15/42	10,363	8,872
	Aetna Inc.	4.750%	3/15/44	3,520	3,231
	Aetna Inc.	3.875%	8/15/47	19,727	16,299
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,402
	Agilent Technologies Inc.	2.750%	9/15/29	2,000	1,751
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,587
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	8,135
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,668
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	3,527
[3]	Allina Health System	3.887%	4/15/49	3,750	3,299
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	17,230
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,602
	AmerisourceBergen Corp.	3.450%	12/15/27	11,525	11,102
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	6,326
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	9,158
	AmerisourceBergen Corp.	4.250%	3/1/45	8,132	7,021
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	6,931
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.250%	8/19/23	2,100	2,076
	Amgen Inc.	3.625%	5/22/24	17,688	17,658
	Amgen Inc.	1.900%	2/21/25	6,855	6,552
	Amgen Inc.	3.125%	5/1/25	3,100	3,044
	Amgen Inc.	2.600%	8/19/26	21,425	20,291
	Amgen Inc.	2.200%	2/21/27	16,307	14,995
	Amgen Inc.	3.200%	11/2/27	4,430	4,236
	Amgen Inc.	1.650%	8/15/28	16,000	13,731
	Amgen Inc.	2.450%	2/21/30	10,955	9,563
	Amgen Inc.	2.300%	2/25/31	31,172	26,474
	Amgen Inc.	2.000%	1/15/32	9,975	8,116
	Amgen Inc.	3.350%	2/22/32	11,000	10,072
	Amgen Inc.	3.150%	2/21/40	29,724	23,583
	Amgen Inc.	2.800%	8/15/41	19,975	14,810
	Amgen Inc.	4.950%	10/1/41	12,860	12,613
	Amgen Inc.	5.150%	11/15/41	3,478	3,445
	Amgen Inc.	4.400%	5/1/45	28,205	25,605
	Amgen Inc.	4.563%	6/15/48	5,023	4,617
	Amgen Inc.	3.375%	2/21/50	29,625	22,713
	Amgen Inc.	4.663%	6/15/51	41,193	38,678
	Amgen Inc.	3.000%	1/15/52	11,994	8,533
	Amgen Inc.	4.200%	2/22/52	29,500	25,882
	Amgen Inc.	2.770%	9/1/53	6,693	4,516
[3]	Ascension Health	2.532%	11/15/29	13,426	12,086
[3]	Ascension Health	3.106%	11/15/39	9,450	7,780
	Ascension Health	3.945%	11/15/46	8,010	7,424
[3]	Ascension Health	4.847%	11/15/53	6,500	6,843
	AstraZeneca Finance LLC	0.700%	5/28/24	13,110	12,436
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,518
	AstraZeneca Finance LLC	1.750%	5/28/28	13,000	11,468
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	11,310
	AstraZeneca plc	3.500%	8/17/23	12,260	12,302
	AstraZeneca plc	3.375%	11/16/25	21,737	21,525
	AstraZeneca plc	0.700%	4/8/26	13,105	11,679
	AstraZeneca plc	4.000%	1/17/29	5,400	5,381
	AstraZeneca plc	1.375%	8/6/30	16,361	13,407
	AstraZeneca plc	6.450%	9/15/37	24,447	29,323
	AstraZeneca plc	4.000%	9/18/42	11,275	10,400
	AstraZeneca plc	4.375%	11/16/45	10,900	10,576
	AstraZeneca plc	4.375%	8/17/48	5,050	4,967
	AstraZeneca plc	2.125%	8/6/50	10,450	6,984
	AstraZeneca plc	3.000%	5/28/51	7,090	5,634
	Banner Health	2.338%	1/1/30	5,000	4,412
	Banner Health	1.897%	1/1/31	1,000	828
	Banner Health	2.907%	1/1/42	3,500	2,725
[3]	Banner Health	3.181%	1/1/50	3,920	3,047
	Banner Health	2.913%	1/1/51	3,150	2,367
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,500	2,360
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	4,249
	Baxalta Inc.	4.000%	6/23/25	8,678	8,612
	Baxalta Inc.	5.250%	6/23/45	4,188	4,175
	Baxter International Inc.	0.868%	12/1/23	10,700	10,269
	Baxter International Inc.	1.322%	11/29/24	15,700	14,742
	Baxter International Inc.	2.600%	8/15/26	2,789	2,613
	Baxter International Inc.	1.915%	2/1/27	16,400	14,687
	Baxter International Inc.	2.272%	12/1/28	13,000	11,381
	Baxter International Inc.	3.950%	4/1/30	6,025	5,774
	Baxter International Inc.	1.730%	4/1/31	9,375	7,382
	Baxter International Inc.	2.539%	2/1/32	35,000	29,521
	Baxter International Inc.	3.500%	8/15/46	2,725	2,131
	Baxter International Inc.	3.132%	12/1/51	12,995	9,456
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,343
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,713
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	4,092
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	7,637
	Becton Dickinson & Co.	3.363%	6/6/24	7,278	7,203
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,666

50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	20,192
	Becton Dickinson & Co.	2.823%	5/20/30	13,840	12,166
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,088
	Becton Dickinson & Co.	4.875%	5/15/44	940	853
	Becton Dickinson & Co.	4.685%	12/15/44	6,915	6,406
	Becton Dickinson & Co.	4.669%	6/6/47	14,645	13,678
	Becton Dickinson & Co.	3.794%	5/20/50	5,000	4,131
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,457
[3]	BHSH System Obligated Group	3.487%	7/15/49	2,855	2,364
	Biogen Inc.	4.050%	9/15/25	24,320	24,078
	Biogen Inc.	2.250%	5/1/30	18,647	15,290
	Biogen Inc.	3.150%	5/1/50	17,254	11,832
	Biogen Inc.	3.250%	2/15/51	5,119	3,573
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,835
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,522
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,210
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,248
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,422
	Boston Scientific Corp.	3.450%	3/1/24	3,662	3,654
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,380
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,737
	Boston Scientific Corp.	6.750%	11/15/35	5,295	6,071
	Boston Scientific Corp.	4.550%	3/1/39	6,841	6,361
	Boston Scientific Corp.	7.375%	1/15/40	1,650	2,039
	Boston Scientific Corp.	4.700%	3/1/49	11,090	10,598
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,254
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,964	12,534
	Bristol-Myers Squibb Co.	2.900%	7/26/24	61,635	61,091
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	7,753
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	34,066
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	29,886
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	21,620
	Bristol-Myers Squibb Co.	3.400%	7/26/29	22,430	21,667
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,324
	Bristol-Myers Squibb Co.	2.950%	3/15/32	17,000	15,605
	Bristol-Myers Squibb Co.	4.125%	6/15/39	18,517	17,713
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,050	4,430
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,906
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	5,940
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,200	12,579
	Bristol-Myers Squibb Co.	4.550%	2/20/48	15,989	15,687
	Bristol-Myers Squibb Co.	4.250%	10/26/49	35,238	33,110
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,700	12,515
	Bristol-Myers Squibb Co.	3.700%	3/15/52	38,840	33,548
	Bristol-Myers Squibb Co.	3.900%	3/15/62	12,250	10,538
	Cardinal Health Inc.	3.079%	6/15/24	9,312	9,159
	Cardinal Health Inc.	3.500%	11/15/24	4,000	3,965
	Cardinal Health Inc.	3.750%	9/15/25	1,975	1,953
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,348
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,580
	Cardinal Health Inc.	4.500%	11/15/44	3,275	2,797
	Cardinal Health Inc.	4.900%	9/15/45	4,580	4,164
	Cardinal Health Inc.	4.368%	6/15/47	4,950	4,200
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	4,313
	Children's Health System of Texas	2.511%	8/15/50	4,150	2,828
[3]	Children's Hospital	2.928%	7/15/50	4,575	3,256
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,469
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,735
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,236
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,025	1,404
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	5,116
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,498
[3]	Cigna Corp.	3.000%	7/15/23	14,000	13,905
	Cigna Corp.	3.750%	7/15/23	8,438	8,448
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,288
[3]	Cigna Corp.	3.250%	4/15/25	21,352	20,948
	Cigna Corp.	4.125%	11/15/25	3,160	3,168
[3]	Cigna Corp.	4.500%	2/25/26	19,300	19,554
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Corp.	1.250%	3/15/26	7,500	6,768
[3]	Cigna Corp.	3.400%	3/1/27	32,690	31,434
[3]	Cigna Corp.	7.875%	5/15/27	362	418
	Cigna Corp.	4.375%	10/15/28	19,071	18,897
	Cigna Corp.	2.400%	3/15/30	34,363	29,505
	Cigna Corp.	2.375%	3/15/31	14,410	12,170
	Cigna Corp.	4.800%	8/15/38	21,555	20,988
	Cigna Corp.	3.200%	3/15/40	10,600	8,452
[3]	Cigna Corp.	6.125%	11/15/41	4,534	4,974
[3]	Cigna Corp.	5.375%	2/15/42	550	551
[3]	Cigna Corp.	4.800%	7/15/46	14,715	14,016
[3]	Cigna Corp.	3.875%	10/15/47	18,104	14,906
	Cigna Corp.	4.900%	12/15/48	18,515	17,776
	Cigna Corp.	3.400%	3/15/50	29,105	22,258
	Cigna Corp.	3.400%	3/15/51	7,500	5,768
[3]	City of Hope	5.623%	11/15/43	2,000	2,150
[3]	City of Hope	4.378%	8/15/48	7,375	6,828
	CommonSpirit Health	2.950%	11/1/22	3,225	3,226
	CommonSpirit Health	2.760%	10/1/24	5,000	4,866
	CommonSpirit Health	1.547%	10/1/25	3,285	3,012
	CommonSpirit Health	3.347%	10/1/29	7,925	7,302
	CommonSpirit Health	2.782%	10/1/30	3,375	2,882
[3]	CommonSpirit Health	4.350%	11/1/42	4,635	4,156
	CommonSpirit Health	3.817%	10/1/49	6,270	5,225
	CommonSpirit Health	4.187%	10/1/49	3,300	2,774
	CommonSpirit Health	3.910%	10/1/50	4,615	3,693
[3]	Community Health Network Inc.	3.099%	5/1/50	8,250	6,169
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	4,121
	CVS Health Corp.	3.375%	8/12/24	16,365	16,290
	CVS Health Corp.	3.875%	7/20/25	39,564	39,407
	CVS Health Corp.	2.875%	6/1/26	18,860	17,980
	CVS Health Corp.	3.000%	8/15/26	22,000	21,080
	CVS Health Corp.	3.625%	4/1/27	6,100	5,941
	CVS Health Corp.	1.300%	8/21/27	27,339	23,562
	CVS Health Corp.	4.300%	3/25/28	29,923	29,627
	CVS Health Corp.	3.250%	8/15/29	39,630	36,194
	CVS Health Corp.	3.750%	4/1/30	18,347	17,163
	CVS Health Corp.	1.750%	8/21/30	21,925	17,596
	CVS Health Corp.	1.875%	2/28/31	25,380	20,349
	CVS Health Corp.	4.875%	7/20/35	8,475	8,372
	CVS Health Corp.	4.780%	3/25/38	40,100	37,956
	CVS Health Corp.	6.125%	9/15/39	4,950	5,326
	CVS Health Corp.	4.125%	4/1/40	18,475	16,124
	CVS Health Corp.	2.700%	8/21/40	11,350	8,172
	CVS Health Corp.	5.300%	12/5/43	11,793	11,706
	CVS Health Corp.	5.125%	7/20/45	23,099	22,299
	CVS Health Corp.	5.050%	3/25/48	76,980	73,651
	CVS Health Corp.	4.250%	4/1/50	8,900	7,652
	Danaher Corp.	3.350%	9/15/25	4,300	4,235
	Danaher Corp.	4.375%	9/15/45	6,725	6,224
	Danaher Corp.	2.600%	10/1/50	2,850	1,986
	Danaher Corp.	2.800%	12/10/51	17,433	12,558
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,780
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,490
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,076
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	9,336
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	8,061
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	12,012
	DH Europe Finance II Sarl	3.400%	11/15/49	5,897	4,766
	Dignity Health	3.125%	11/1/22	950	949
	Dignity Health	3.812%	11/1/24	5,150	5,096
	Dignity Health	4.500%	11/1/42	6,000	5,484
	Dignity Health	5.267%	11/1/64	1,075	1,041
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	4,348
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	4,636
	Elevance Health Inc.	3.500%	8/15/24	15,182	15,121
	Elevance Health Inc.	3.350%	12/1/24	8,272	8,169
	Elevance Health Inc.	2.375%	1/15/25	6,000	5,784

51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	3.650%	12/1/27	31,571	30,712
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,366
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,268
	Elevance Health Inc.	2.250%	5/15/30	30,808	26,315
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,400
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,857
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,106
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,306
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,796
	Elevance Health Inc.	4.625%	5/15/42	9,815	9,317
	Elevance Health Inc.	4.650%	1/15/43	10,695	10,177
	Elevance Health Inc.	5.100%	1/15/44	11,855	11,877
	Elevance Health Inc.	4.650%	8/15/44	9,592	9,090
	Elevance Health Inc.	4.375%	12/1/47	14,777	13,679
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,970
	Elevance Health Inc.	3.125%	5/15/50	17,675	13,333
	Elevance Health Inc.	3.600%	3/15/51	8,100	6,565
	Elevance Health Inc.	4.550%	5/15/52	8,070	7,676
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,578
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,107
	Eli Lilly & Co.	3.375%	3/15/29	4,782	4,660
	Eli Lilly & Co.	3.950%	3/15/49	14,628	14,118
	Eli Lilly & Co.	2.250%	5/15/50	6,737	4,758
	Eli Lilly & Co.	2.500%	9/15/60	7,200	4,943
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,724
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	17,600
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,809
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,224
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	3,767
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,687
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	23,763
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	3,876
	Gilead Sciences Inc.	1.650%	10/1/30	3,063	2,509
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	9,307
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,989
	Gilead Sciences Inc.	2.600%	10/1/40	11,937	8,757
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	9,425
	Gilead Sciences Inc.	4.800%	4/1/44	18,456	17,879
	Gilead Sciences Inc.	4.500%	2/1/45	15,075	13,943
	Gilead Sciences Inc.	4.750%	3/1/46	16,887	16,169
	Gilead Sciences Inc.	4.150%	3/1/47	7,317	6,456
	Gilead Sciences Inc.	2.800%	10/1/50	30,150	21,099
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	21,952
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	24,034
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	3,715
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	25,439	30,402
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	4,005
	GlaxoSmithKline Capital plc	0.534%	10/1/23	7,750	7,490
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,457
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,701
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,695
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	4,063
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,013
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	3,004
	HCA Inc.	5.000%	3/15/24	18,690	18,755
	HCA Inc.	5.375%	2/1/25	20,750	20,710
	HCA Inc.	5.250%	4/15/25	18,743	18,791
	HCA Inc.	5.875%	2/15/26	8,500	8,556
	HCA Inc.	5.250%	6/15/26	27,577	27,383
	HCA Inc.	5.375%	9/1/26	10,250	10,164
	HCA Inc.	4.500%	2/15/27	22,413	21,567
[7]	HCA Inc.	3.125%	3/15/27	11,500	10,511
	HCA Inc.	5.625%	9/1/28	13,500	13,289
	HCA Inc.	5.875%	2/1/29	6,000	6,007
[7]	HCA Inc.	3.375%	3/15/29	4,440	3,903
	HCA Inc.	4.125%	6/15/29	21,024	19,198
	HCA Inc.	3.500%	9/1/30	31,000	26,435
	HCA Inc.	2.375%	7/15/31	10,000	7,717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	HCA Inc.	3.625%	3/15/32	17,265	14,572
	HCA Inc.	5.125%	6/15/39	19,214	16,841
[7]	HCA Inc.	4.375%	3/15/42	7,500	5,952
	HCA Inc.	5.500%	6/15/47	21,829	19,533
	HCA Inc.	5.250%	6/15/49	6,500	5,612
	HCA Inc.	3.500%	7/15/51	9,185	6,333
[7]	HCA Inc.	4.625%	3/15/52	29,040	23,233
	Humana Inc.	0.650%	8/3/23	10,000	9,691
	Humana Inc.	3.850%	10/1/24	21,575	21,608
	Humana Inc.	4.500%	4/1/25	4,105	4,152
	Humana Inc.	1.350%	2/3/27	5,745	5,030
	Humana Inc.	3.950%	3/15/27	4,450	4,372
	Humana Inc.	3.125%	8/15/29	2,600	2,350
	Humana Inc.	4.875%	4/1/30	6,150	6,209
	Humana Inc.	2.150%	2/3/32	12,800	10,363
	Humana Inc.	4.625%	12/1/42	4,730	4,389
	Humana Inc.	4.950%	10/1/44	6,205	6,037
	Humana Inc.	4.800%	3/15/47	3,120	2,995
	Humana Inc.	3.950%	8/15/49	981	834
	IHC Health Services Inc.	4.131%	5/15/48	3,500	3,276
	Illumina Inc.	2.550%	3/23/31	5,000	4,064
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	5,368
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,438
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,748
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	5,102
[3]	Iowa Health System	3.665%	2/15/50	5,000	4,088
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	3,542
	Johnson & Johnson	3.375%	12/5/23	6,875	6,909
	Johnson & Johnson	2.625%	1/15/25	12,418	12,270
	Johnson & Johnson	0.550%	9/1/25	10,325	9,531
	Johnson & Johnson	2.450%	3/1/26	37,425	36,372
	Johnson & Johnson	2.950%	3/3/27	8,550	8,355
	Johnson & Johnson	0.950%	9/1/27	6,475	5,710
	Johnson & Johnson	2.900%	1/15/28	22,537	21,782
	Johnson & Johnson	6.950%	9/1/29	2,650	3,265
	Johnson & Johnson	1.300%	9/1/30	12,790	10,786
	Johnson & Johnson	4.950%	5/15/33	6,100	6,630
	Johnson & Johnson	4.375%	12/5/33	13,079	13,527
	Johnson & Johnson	3.550%	3/1/36	8,500	8,060
	Johnson & Johnson	3.625%	3/3/37	6,356	6,038
	Johnson & Johnson	5.950%	8/15/37	5,039	6,002
	Johnson & Johnson	3.400%	1/15/38	4,500	4,053
	Johnson & Johnson	5.850%	7/15/38	3,797	4,390
	Johnson & Johnson	2.100%	9/1/40	18,435	13,494
	Johnson & Johnson	4.500%	9/1/40	5,000	5,053
	Johnson & Johnson	4.850%	5/15/41	825	867
	Johnson & Johnson	4.500%	12/5/43	11,620	11,700
	Johnson & Johnson	3.700%	3/1/46	20,872	19,270
	Johnson & Johnson	3.750%	3/3/47	7,150	6,632
	Johnson & Johnson	3.500%	1/15/48	6,699	5,987
	Johnson & Johnson	2.250%	9/1/50	4,982	3,487
	Johnson & Johnson	2.450%	9/1/60	15,450	10,485
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	14,257
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,000	5,357
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	6,176
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	11,540
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	10,150	7,985
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	5,234
	Koninklijke Philips NV	6.875%	3/11/38	4,600	5,263
	Koninklijke Philips NV	5.000%	3/15/42	12,775	12,330
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,550	2,558
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	10,113
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,383

52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	14,971
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,147
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,090
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,200
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,799
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	874
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,559
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	2,295
[3]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,767
[3]	Mayo Clinic	3.774%	11/15/43	5,150	4,606
[3]	Mayo Clinic	4.000%	11/15/47	1,875	1,743
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,092
[3]	Mayo Clinic	3.196%	11/15/61	7,000	5,268
	McKesson Corp.	3.796%	3/15/24	364	365
	McKesson Corp.	0.900%	12/3/25	14,700	13,235
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	3,378
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	3,270
	Medtronic Inc.	4.375%	3/15/35	46,819	46,747
	Medtronic Inc.	4.625%	3/15/45	5,242	5,258
	Memorial Health Services	3.447%	11/1/49	5,000	4,095
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	725
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,511
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	12,401
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,553
	Merck & Co. Inc.	2.900%	3/7/24	6,750	6,715
	Merck & Co. Inc.	2.750%	2/10/25	23,921	23,611
	Merck & Co. Inc.	0.750%	2/24/26	9,970	9,044
	Merck & Co. Inc.	1.700%	6/10/27	20,000	18,180
	Merck & Co. Inc.	3.400%	3/7/29	15,470	14,978
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,388
	Merck & Co. Inc.	2.150%	12/10/31	16,650	14,333
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,817
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,720
	Merck & Co. Inc.	2.350%	6/24/40	8,054	6,064
	Merck & Co. Inc.	3.600%	9/15/42	8,670	7,600
	Merck & Co. Inc.	4.150%	5/18/43	14,489	13,745
	Merck & Co. Inc.	3.700%	2/10/45	22,084	19,409
	Merck & Co. Inc.	4.000%	3/7/49	3,248	3,001
	Merck & Co. Inc.	2.450%	6/24/50	3,240	2,283
	Merck & Co. Inc.	2.750%	12/10/51	50,230	37,224
	Merck & Co. Inc.	2.900%	12/10/61	29,215	20,798
[3]	Mercy Health	4.302%	7/1/28	1,750	1,759
[3]	Methodist Hospital	2.705%	12/1/50	4,600	3,223
[3]	MidMichigan Health	3.409%	6/1/50	2,875	2,302
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,768
	Montefiore Obligated Group	4.287%	9/1/50	810	590
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	2,317
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	4,310
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	4,660
	MultiCare Health System	2.803%	8/15/50	2,250	1,609
[7]	Mylan Inc.	3.125%	1/15/23	325	323
	Mylan Inc.	4.200%	11/29/23	8,205	8,183
	Mylan Inc.	4.550%	4/15/28	3,538	3,370
	Mylan Inc.	5.400%	11/29/43	4,970	4,162
	Mylan Inc.	5.200%	4/15/48	3,393	2,695
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,769
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	8,568
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,174
	New York & Presbyterian Hospital	2.606%	8/1/60	2,125	1,349
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	3,435	2,655
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	6,697
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	7,524
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,463
	Novant Health Inc.	2.637%	11/1/36	7,000	5,631
	Novant Health Inc.	3.168%	11/1/51	11,000	8,462
	Novant Health Inc.	3.318%	11/1/61	8,925	6,796
	Novartis Capital Corp.	3.400%	5/6/24	15,653	15,728
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,348
	Novartis Capital Corp.	3.000%	11/20/25	7,177	7,082
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,354
	Novartis Capital Corp.	3.100%	5/17/27	26,048	25,415
	Novartis Capital Corp.	2.200%	8/14/30	33,485	29,530
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,686
	Novartis Capital Corp.	4.400%	5/6/44	10,218	10,202
	Novartis Capital Corp.	4.000%	11/20/45	14,011	13,028
	Novartis Capital Corp.	2.750%	8/14/50	5,815	4,522
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,262
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	3,458
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,832
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,348
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,681
	Ochsner Clinic Foundation	5.897%	5/15/45	275	300
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,983
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,334
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,307
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,969
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,185
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,684
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	3,262
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	4,450
	PerkinElmer Inc.	0.550%	9/15/23	2,500	2,407
	PerkinElmer Inc.	0.850%	9/15/24	7,000	6,494
	PerkinElmer Inc.	1.900%	9/15/28	4,025	3,353
	PerkinElmer Inc.	3.300%	9/15/29	16,350	14,373
	PerkinElmer Inc.	2.550%	3/15/31	6,000	4,886
	PerkinElmer Inc.	2.250%	9/15/31	2,000	1,581
	PerkinElmer Inc.	3.625%	3/15/51	3,500	2,621
	Pfizer Inc.	3.200%	9/15/23	6,225	6,242
	Pfizer Inc.	2.950%	3/15/24	3,000	2,987
	Pfizer Inc.	3.400%	5/15/24	650	654
	Pfizer Inc.	0.800%	5/28/25	4,700	4,382
	Pfizer Inc.	2.750%	6/3/26	26,608	25,923
	Pfizer Inc.	3.000%	12/15/26	13,225	12,931
	Pfizer Inc.	3.600%	9/15/28	6,025	5,993
	Pfizer Inc.	3.450%	3/15/29	32,537	31,647
	Pfizer Inc.	2.625%	4/1/30	11,105	10,138
	Pfizer Inc.	1.700%	5/28/30	16,843	14,360
	Pfizer Inc.	1.750%	8/18/31	12,500	10,456
	Pfizer Inc.	4.000%	12/15/36	10,550	10,269
	Pfizer Inc.	4.100%	9/15/38	9,275	8,947
	Pfizer Inc.	3.900%	3/15/39	14,060	13,263
	Pfizer Inc.	7.200%	3/15/39	19,540	25,595
	Pfizer Inc.	2.550%	5/28/40	20,500	16,153
	Pfizer Inc.	4.300%	6/15/43	8,010	7,747
	Pfizer Inc.	4.400%	5/15/44	7,075	6,933
	Pfizer Inc.	4.125%	12/15/46	10,900	10,469
	Pfizer Inc.	4.200%	9/15/48	13,152	12,814
	Pfizer Inc.	4.000%	3/15/49	9,060	8,527
	Pfizer Inc.	2.700%	5/28/50	15,275	11,686
	Pharmacia LLC	6.600%	12/1/28	5,248	5,928
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,460
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,460
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,845
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	4,162
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,895
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	6,107

53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,662
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,200	3,678
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,316
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,229
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	15,958
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	2,709
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	9,026
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,905
	Quest Diagnostics Inc.	5.750%	1/30/40	876	925
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,844
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	3,015
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	13,536
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,544
	Royalty Pharma plc	0.750%	9/2/23	13,087	12,600
	Royalty Pharma plc	1.200%	9/2/25	15,375	13,775
	Royalty Pharma plc	1.750%	9/2/27	12,850	10,961
	Royalty Pharma plc	2.200%	9/2/30	10,200	8,232
	Royalty Pharma plc	3.300%	9/2/40	8,175	6,041
	Royalty Pharma plc	3.550%	9/2/50	10,620	7,416
	Royalty Pharma plc	3.350%	9/2/51	8,794	5,953
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	2,763
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,084
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	1,876
	Sanofi	3.625%	6/19/28	10,775	10,627
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,508
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	2,109
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	17,846	17,649
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	17,895
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,321
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,584
[3]	Stanford Health Care	3.795%	11/15/48	5,075	4,468
	Stanford Health Care	3.027%	8/15/51	5,000	3,772
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,783
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	12,300
	Stryker Corp.	0.600%	12/1/23	1,750	1,678
	Stryker Corp.	3.375%	5/15/24	5,425	5,395
	Stryker Corp.	1.150%	6/15/25	3,400	3,140
	Stryker Corp.	3.375%	11/1/25	6,265	6,135
	Stryker Corp.	3.500%	3/15/26	13,747	13,483
	Stryker Corp.	3.650%	3/7/28	5,300	5,132
	Stryker Corp.	1.950%	6/15/30	4,350	3,618
	Stryker Corp.	4.100%	4/1/43	4,225	3,656
	Stryker Corp.	4.375%	5/15/44	7,580	6,831
	Stryker Corp.	4.625%	3/15/46	3,440	3,286
	Stryker Corp.	2.900%	6/15/50	2,314	1,673
[3]	Sutter Health	1.321%	8/15/25	3,035	2,796
[3]	Sutter Health	3.695%	8/15/28	3,025	2,947
[3]	Sutter Health	2.294%	8/15/30	6,325	5,411
[3]	Sutter Health	3.161%	8/15/40	4,125	3,222
[3]	Sutter Health	4.091%	8/15/48	4,400	3,866
[3]	Sutter Health	3.361%	8/15/50	6,000	4,600
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25,050	25,232
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	34,471
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,382	25,411
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	17,000	13,078
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	23,425	17,433
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,079	9,548
	Texas Health Resources	2.328%	11/15/50	3,704	2,401
[3]	Texas Health Resources	4.330%	11/15/55	925	878
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	12,250	11,885
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,000	9,485
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	9,000	7,875
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	5,811
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	25,365	21,283
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	19,607
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,696
[3]	Toledo Hospital	5.325%	11/15/28	2,935	2,759
	Toledo Hospital	5.750%	11/15/38	3,850	3,935
	Toledo Hospital	6.015%	11/15/48	4,850	4,514
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,838
	Trinity Health Corp.	4.125%	12/1/45	5,120	4,731
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,639
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	41,147
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	11,127
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	12,178
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	25,555
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,820
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,820
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,307
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,607
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	18,956
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	25,652
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,481
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	3,129
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	6,186
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	17,168
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	15,268
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	7,873
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	4,179
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	11,317
	UnitedHealth Group Inc.	4.625%	11/15/41	1,000	992
	UnitedHealth Group Inc.	4.375%	3/15/42	2,775	2,665
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	5,312
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	9,927
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	19,899
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	23,330
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	11,230
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	3,350
	UnitedHealth Group Inc.	4.250%	6/15/48	17,053	15,950
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	4,861
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	6,836
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	7,108
	UnitedHealth Group Inc.	3.250%	5/15/51	15,500	12,193
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	12,463
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	8,429
[7]	Universal Health Services Inc.	2.650%	10/15/30	8,200	6,535
[3]	UPMC	3.600%	4/3/25	5,000	4,968
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	18,011
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	12,447
	Viatris Inc.	1.650%	6/22/25	6,500	5,895
	Viatris Inc.	2.300%	6/22/27	14,000	11,976
	Viatris Inc.	2.700%	6/22/30	12,000	9,644
	Viatris Inc.	3.850%	6/22/40	10,100	7,113
	Viatris Inc.	4.000%	6/22/50	17,058	11,366
[3]	WakeMed	3.286%	10/1/52	2,375	1,807
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,816
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,941
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	6,029
	Wyeth LLC	7.250%	3/1/23	2,000	2,055
	Wyeth LLC	6.450%	2/1/24	10,991	11,495
	Wyeth LLC	6.500%	2/1/34	14,080	16,820
	Wyeth LLC	6.000%	2/15/36	6,845	7,849
	Wyeth LLC	5.950%	4/1/37	12,010	13,856
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,779
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,326
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	3,695	3,485
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,722
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,045	13,090
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,302
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,210	5,333
	Zoetis Inc.	4.500%	11/13/25	8,925	9,046
	Zoetis Inc.	3.000%	9/12/27	11,040	10,416

54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.900%	8/20/28	4,950	4,798
	Zoetis Inc.	2.000%	5/15/30	4,870	4,074
	Zoetis Inc.	4.700%	2/1/43	7,540	7,253
	Zoetis Inc.	3.950%	9/12/47	4,875	4,226
	Zoetis Inc.	4.450%	8/20/48	12,200	11,477
	Zoetis Inc.	3.000%	5/15/50	1,775	1,321
					6,518,197
Industrials (1.9%)
[3]	3M Co.	3.250%	2/14/24	8,235	8,239
	3M Co.	2.000%	2/14/25	6,425	6,187
	3M Co.	2.650%	4/15/25	21,574	21,054
[3]	3M Co.	2.250%	9/19/26	21,512	20,328
[3]	3M Co.	3.625%	9/14/28	9,136	8,984
[3]	3M Co.	3.375%	3/1/29	8,725	8,385
	3M Co.	2.375%	8/26/29	18,045	16,152
	3M Co.	3.050%	4/15/30	5,000	4,639
[3]	3M Co.	3.875%	6/15/44	1,000	877
[3]	3M Co.	3.125%	9/19/46	11,425	8,981
[3]	3M Co.	3.625%	10/15/47	8,625	7,368
[3]	3M Co.	4.000%	9/14/48	7,550	6,832
	3M Co.	3.250%	8/26/49	10,500	8,372
	3M Co.	3.700%	4/15/50	3,965	3,416
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,071
	Allegion plc	3.500%	10/1/29	3,455	3,064
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	1,995
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,849
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,000	6,789
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	752	688
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,325	2,127
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,977	3,581
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,235	4,647
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,121	1,941
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,309	3,886
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,875	2,520
	Amphenol Corp.	2.050%	3/1/25	6,244	5,936
	Amphenol Corp.	4.350%	6/1/29	4,000	3,925
	Amphenol Corp.	2.800%	2/15/30	2,405	2,092
	Amphenol Corp.	2.200%	9/15/31	4,000	3,272
	Boeing Co.	2.800%	3/1/23	7,820	7,776
	Boeing Co.	4.508%	5/1/23	30,095	30,225
	Boeing Co.	1.875%	6/15/23	6,100	5,971
	Boeing Co.	1.950%	2/1/24	8,500	8,210
	Boeing Co.	1.433%	2/4/24	23,000	22,003
	Boeing Co.	2.800%	3/1/24	2,000	1,960
	Boeing Co.	2.850%	10/30/24	4,740	4,600
	Boeing Co.	2.500%	3/1/25	1,672	1,577
	Boeing Co.	4.875%	5/1/25	48,385	48,204
	Boeing Co.	7.250%	6/15/25	325	350
	Boeing Co.	2.750%	2/1/26	6,000	5,571
	Boeing Co.	2.196%	2/4/26	58,600	52,885
	Boeing Co.	3.100%	5/1/26	8,375	7,839
	Boeing Co.	2.250%	6/15/26	7,995	7,211
	Boeing Co.	2.700%	2/1/27	7,965	7,089
	Boeing Co.	2.800%	3/1/27	18,461	16,535
	Boeing Co.	5.040%	5/1/27	25,800	25,487
	Boeing Co.	3.250%	2/1/28	15,758	14,133
	Boeing Co.	3.250%	3/1/28	2,926	2,627
	Boeing Co.	2.950%	2/1/30	16,251	13,486
	Boeing Co.	5.150%	5/1/30	47,245	45,326
	Boeing Co.	3.625%	2/1/31	13,475	11,662
	Boeing Co.	6.125%	2/15/33	5,775	5,895
	Boeing Co.	3.600%	5/1/34	18,041	14,359
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	2/1/35	13,725	10,447
Boeing Co.	6.625%	2/15/38	1,000	1,028
Boeing Co.	3.550%	3/1/38	2,322	1,693
Boeing Co.	3.500%	3/1/39	8,415	6,064
Boeing Co.	6.875%	3/15/39	5,430	5,639
Boeing Co.	5.875%	2/15/40	6,105	5,721
Boeing Co.	5.705%	5/1/40	35,635	33,292
Boeing Co.	3.375%	6/15/46	7,000	4,632
Boeing Co.	3.650%	3/1/47	6,800	4,612
Boeing Co.	3.850%	11/1/48	3,903	2,774
Boeing Co.	3.900%	5/1/49	21,944	15,598
Boeing Co.	3.750%	2/1/50	2,400	1,692
Boeing Co.	5.805%	5/1/50	58,520	53,887
Boeing Co.	3.825%	3/1/59	3,300	2,124
Boeing Co.	3.950%	8/1/59	3,000	2,026
Boeing Co.	5.930%	5/1/60	37,530	34,334
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	9,842
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	10,048
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,472
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,164
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,215
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,572
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,752
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,923
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	9,652
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,728
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	5,538
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,708
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,887
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,395	9,842
Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	9,324
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	7,613
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	18,480
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	6,063
Burlington Northern Santa Fe LLC	4.150%	4/1/45	14,241	12,969
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	8,535
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,966
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,883
Burlington Northern Santa Fe LLC	4.050%	6/15/48	8,915	8,139
Burlington Northern Santa Fe LLC	4.150%	12/15/48	11,195	10,307
Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	7,732
Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	9,102
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	6,267
Canadian National Railway Co.	2.950%	11/21/24	1,319	1,298
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,729
Canadian National Railway Co.	6.900%	7/15/28	300	341
Canadian National Railway Co.	6.250%	8/1/34	1,370	1,563
Canadian National Railway Co.	6.200%	6/1/36	5,425	6,096
Canadian National Railway Co.	6.375%	11/15/37	145	166
Canadian National Railway Co.	3.200%	8/2/46	9,400	7,346
Canadian National Railway Co.	3.650%	2/3/48	5,785	4,869
Canadian National Railway Co.	4.450%	1/20/49	860	819
Canadian National Railway Co.	2.450%	5/1/50	16,661	11,185
Canadian Pacific Railway Co.	1.350%	12/2/24	4,915	4,634
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,455
Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,169
Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,961
Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,687
Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,664
Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	15,932
Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,878
Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	13,099
Canadian Pacific Railway Co.	3.000%	12/2/41	10,585	8,319
Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,987
Canadian Pacific Railway Co.	3.100%	12/2/51	19,085	14,061
Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,425
Carrier Global Corp.	2.242%	2/15/25	17,395	16,526
Carrier Global Corp.	2.493%	2/15/27	11,725	10,700
Carrier Global Corp.	2.722%	2/15/30	32,834	28,378

55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	2.700%	2/15/31	4,517	3,825
	Carrier Global Corp.	3.377%	4/5/40	21,210	16,658
	Carrier Global Corp.	3.577%	4/5/50	29,775	22,595
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,479
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	7,982
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,625	4,509
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	12,617
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,022
[3]	Caterpillar Financial Services Corp.	0.950%	1/10/24	10,600	10,253
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,064
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,170
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	5,300	4,988
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,668
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,312
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,295
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	15,400
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,179
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,474
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,605
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	4,859
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,425
	Caterpillar Inc.	3.400%	5/15/24	8,750	8,779
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,568
	Caterpillar Inc.	2.600%	4/9/30	19,806	17,972
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,710
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,683
	Caterpillar Inc.	5.200%	5/27/41	5,147	5,531
	Caterpillar Inc.	3.803%	8/15/42	11,854	10,816
	Caterpillar Inc.	4.300%	5/15/44	2,830	2,747
	Caterpillar Inc.	3.250%	9/19/49	17,771	14,608
	Caterpillar Inc.	3.250%	4/9/50	10,100	8,359
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,611
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,030
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,005
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	11,866
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,256
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,210
	CNH Industrial NV	4.500%	8/15/23	5,025	5,071
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,241
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	792	755
	Crane Holdings Co.	4.450%	12/15/23	5,690	5,731
	Crane Holdings Co.	4.200%	3/15/48	3,925	3,188
	CSX Corp.	3.400%	8/1/24	4,000	3,973
	CSX Corp.	3.350%	11/1/25	5,400	5,306
	CSX Corp.	2.600%	11/1/26	6,400	6,025
	CSX Corp.	3.250%	6/1/27	12,250	11,753
	CSX Corp.	3.800%	3/1/28	18,350	17,936
	CSX Corp.	4.250%	3/15/29	15,539	15,463
	CSX Corp.	2.400%	2/15/30	11,965	10,481
	CSX Corp.	6.000%	10/1/36	900	993
	CSX Corp.	6.150%	5/1/37	8,600	9,636
	CSX Corp.	6.220%	4/30/40	7,279	8,230
	CSX Corp.	5.500%	4/15/41	5,700	5,992
	CSX Corp.	4.750%	5/30/42	3,290	3,127
	CSX Corp.	4.100%	3/15/44	8,325	7,305
	CSX Corp.	3.800%	11/1/46	5,240	4,430
	CSX Corp.	4.300%	3/1/48	4,325	3,962
	CSX Corp.	4.750%	11/15/48	3,500	3,421
	CSX Corp.	4.500%	3/15/49	16,133	15,071
	CSX Corp.	3.350%	9/15/49	1,000	781
	CSX Corp.	3.800%	4/15/50	2,080	1,754
	CSX Corp.	2.500%	5/15/51	17,500	11,822
	CSX Corp.	4.500%	8/1/54	1,300	1,202
	CSX Corp.	4.250%	11/1/66	6,625	5,627
	CSX Corp.	4.650%	3/1/68	3,145	2,870
	Cummins Inc.	3.650%	10/1/23	2,790	2,802
	Cummins Inc.	0.750%	9/1/25	2,500	2,283
	Cummins Inc.	1.500%	9/1/30	6,600	5,350
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cummins Inc.	4.875%	10/1/43	7,390	7,494
	Cummins Inc.	2.600%	9/1/50	4,050	2,772
	Deere & Co.	2.750%	4/15/25	1,263	1,236
	Deere & Co.	5.375%	10/16/29	6,170	6,676
	Deere & Co.	3.100%	4/15/30	7,838	7,318
	Deere & Co.	3.900%	6/9/42	7,237	6,785
	Deere & Co.	2.875%	9/7/49	2,500	1,965
	Deere & Co.	3.750%	4/15/50	10,906	9,969
[7]	Delta Air Lines Inc.	7.000%	5/1/25	6,427	6,505
[7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,216
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,038
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	3,862
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,043	6,180
	Dover Corp.	3.150%	11/15/25	5,900	5,797
	Dover Corp.	2.950%	11/4/29	2,600	2,364
	Dover Corp.	5.375%	10/15/35	300	307
	Dover Corp.	5.375%	3/1/41	2,220	2,237
	Eaton Corp.	2.750%	11/2/22	12,994	12,984
	Eaton Corp.	3.103%	9/15/27	7,765	7,416
	Eaton Corp.	4.000%	11/2/32	7,729	7,505
	Eaton Corp.	4.150%	11/2/42	3,011	2,703
	Eaton Corp.	3.915%	9/15/47	1,950	1,659
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,781
	Emerson Electric Co.	0.875%	10/15/26	12,820	11,335
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,556
	Emerson Electric Co.	2.000%	12/21/28	7,800	6,886
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,578
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,308
	Emerson Electric Co.	5.250%	11/15/39	440	464
	Emerson Electric Co.	2.750%	10/15/50	6,175	4,452
	Emerson Electric Co.	2.800%	12/21/51	9,900	7,235
	FedEx Corp.	3.250%	4/1/26	7,759	7,613
	FedEx Corp.	3.400%	2/15/28	5,000	4,774
	FedEx Corp.	3.100%	8/5/29	16,125	14,713
	FedEx Corp.	4.250%	5/15/30	13,550	13,202
	FedEx Corp.	2.400%	5/15/31	6,700	5,646
	FedEx Corp.	4.900%	1/15/34	1,700	1,698
	FedEx Corp.	3.900%	2/1/35	4,100	3,661
	FedEx Corp.	3.250%	5/15/41	6,700	5,241
	FedEx Corp.	3.875%	8/1/42	275	230
	FedEx Corp.	4.100%	4/15/43	2,275	1,918
	FedEx Corp.	5.100%	1/15/44	8,107	7,803
	FedEx Corp.	4.750%	11/15/45	13,900	12,763
	FedEx Corp.	4.550%	4/1/46	16,199	14,518
	FedEx Corp.	4.400%	1/15/47	9,400	8,237
	FedEx Corp.	4.050%	2/15/48	10,500	8,808
	FedEx Corp.	4.950%	10/17/48	9,578	9,125
	FedEx Corp.	5.250%	5/15/50	14,781	14,752
	FedEx Corp.	4.500%	2/1/65	785	664
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,822	17,040
	Flowserve Corp.	3.500%	10/1/30	3,920	3,319
	Fortive Corp.	3.150%	6/15/26	7,547	7,136
	Fortive Corp.	4.300%	6/15/46	6,250	5,443
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,711
	General Dynamics Corp.	1.875%	8/15/23	18,200	17,960
	General Dynamics Corp.	2.375%	11/15/24	5,019	4,887
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,245
	General Dynamics Corp.	3.500%	5/15/25	9,993	9,966
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,503
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,750
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,760
	General Dynamics Corp.	3.750%	5/15/28	7,135	7,021
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,620
	General Dynamics Corp.	2.250%	6/1/31	3,500	3,056
	General Dynamics Corp.	4.250%	4/1/40	6,400	6,123
	General Dynamics Corp.	3.600%	11/15/42	537	462

56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,205
[3]	General Electric Co.	5.875%	1/14/38	24,000	24,989
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,172
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,293
	Honeywell International Inc.	1.350%	6/1/25	16,993	16,022
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,735
	Honeywell International Inc.	1.100%	3/1/27	16,514	14,691
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,504
	Honeywell International Inc.	1.950%	6/1/30	8,303	7,131
	Honeywell International Inc.	1.750%	9/1/31	16,000	13,239
	Honeywell International Inc.	5.700%	3/15/36	4,705	5,288
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,609
	Honeywell International Inc.	5.375%	3/1/41	6,045	6,542
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,276
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	1,395	1,344
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,418
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,317
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,512
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,691
	IDEX Corp.	3.000%	5/1/30	2,995	2,605
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	7,937
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	13,913
	Illinois Tool Works Inc.	4.875%	9/15/41	350	357
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	9,552
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,384
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,397	4,039
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,903	7,546
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,347
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,387
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,387
[3]	John Deere Capital Corp.	0.900%	1/10/24	8,000	7,737
[3]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,593
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	2,968
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	9,943
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,373
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,000	4,722
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	10,797
[3]	John Deere Capital Corp.	1.250%	1/10/25	13,000	12,341
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	10,726
	John Deere Capital Corp.	3.400%	6/6/25	6,880	6,858
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,743
[3]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,038
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,039
[3]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,251
[3]	John Deere Capital Corp.	2.250%	9/14/26	8,386	7,888
[3]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,416
[3]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,192
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,727
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,391
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,848
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,323
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,132
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,511
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,483
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,254
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,058
	Johnson Controls International plc	1.750%	9/15/30	9,575	7,802
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,179
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,036
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	7,056
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	1,971
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,804
[3]	Johnson Controls International plc	4.950%	7/2/64	5,758	5,066
	Kansas City Southern	2.875%	11/15/29	4,000	3,576
[3]	Kansas City Southern	4.300%	5/15/43	4,140	3,599
[3]	Kansas City Southern	4.950%	8/15/45	10,525	10,162
	Kansas City Southern	4.700%	5/1/48	5,730	5,369
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City Southern	3.500%	5/1/50	8,745	6,825
	Kansas City Southern	4.200%	11/15/69	7,136	5,874
	Kennametal Inc.	4.625%	6/15/28	6,620	6,448
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	9,267
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,638
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,230
	Kirby Corp.	4.200%	3/1/28	9,217	8,579
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,043
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	12,443
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,394
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,434
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	4,998
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	15,378
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,286
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,807
	Lennox International Inc.	3.000%	11/15/23	1,000	990
	Lennox International Inc.	1.350%	8/1/25	7,366	6,753
	Lennox International Inc.	1.700%	8/1/27	2,300	2,011
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,389
	Lockheed Martin Corp.	3.900%	6/15/32	6,500	6,413
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	11,262
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	5,471
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	13,518
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	3,723
	Lockheed Martin Corp.	4.850%	9/15/41	622	616
	Lockheed Martin Corp.	4.070%	12/15/42	17,965	16,674
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	10,032
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	12,955
	Lockheed Martin Corp.	2.800%	6/15/50	4,355	3,254
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	12,915
	Lockheed Martin Corp.	4.150%	6/15/53	3,500	3,278
	Lockheed Martin Corp.	4.300%	6/15/62	6,025	5,668
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	15,000	14,732
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,348
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,497
	Norfolk Southern Corp.	2.900%	6/15/26	250	239
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,549
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,567
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,914
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	11,650
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,267
	Norfolk Southern Corp.	3.000%	3/15/32	6,250	5,641
	Norfolk Southern Corp.	7.050%	5/1/37	539	627
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,823
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,733
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	6,170
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	8,799
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,004
	Norfolk Southern Corp.	4.150%	2/28/48	7,400	6,622
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,579
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,974
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	10,310
	Norfolk Southern Corp.	4.050%	8/15/52	3,222	2,806
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	5,005
	Norfolk Southern Corp.	3.155%	5/15/55	16,192	11,784
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,910
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,373
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	14,760
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	21,232
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,810
[3]	Northrop Grumman Corp.	7.750%	2/15/31	3,120	3,757
	Northrop Grumman Corp.	5.150%	5/1/40	7,330	7,427
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,524
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	9,480
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,456
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	29,189
	Northrop Grumman Corp.	5.250%	5/1/50	395	417
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,718
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,270

57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oshkosh Corp.	3.100%	3/1/30	600	513
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	8,458
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	18,848
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	36,204
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	11,474
	Otis Worldwide Corp.	3.362%	2/15/50	9,555	7,193
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,008
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	3,876
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,816
[3]	PACCAR Financial Corp.	3.150%	6/13/24	2,000	1,991
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,408
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	5,887
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	4,731
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	11,487
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,373
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	6,287
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,285
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,430
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,353
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,954
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	8,213
	Precision Castparts Corp.	3.250%	6/15/25	9,300	9,267
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,889
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,351
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,784
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	12,075
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	15,583
	Raytheon Technologies Corp.	3.500%	3/15/27	25,665	25,081
	Raytheon Technologies Corp.	3.125%	5/4/27	15,919	15,232
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,151
	Raytheon Technologies Corp.	4.125%	11/16/28	39,383	38,908
	Raytheon Technologies Corp.	2.250%	7/1/30	11,625	10,023
	Raytheon Technologies Corp.	1.900%	9/1/31	10,600	8,682
	Raytheon Technologies Corp.	2.375%	3/15/32	5,680	4,812
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	3,419
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	8,341
	Raytheon Technologies Corp.	6.125%	7/15/38	4,375	4,924
	Raytheon Technologies Corp.	4.450%	11/16/38	10,481	10,083
	Raytheon Technologies Corp.	4.875%	10/15/40	450	446
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	6,784
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	36,013
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,283
	Raytheon Technologies Corp.	4.150%	5/15/45	12,650	11,240
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	14,671
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	9,820
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	14,158
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	8,739
	Raytheon Technologies Corp.	2.820%	9/1/51	9,825	7,016
	Raytheon Technologies Corp.	3.030%	3/15/52	20,600	15,416
	Republic Services Inc.	2.500%	8/15/24	4,500	4,359
	Republic Services Inc.	3.200%	3/15/25	7,059	6,937
	Republic Services Inc.	0.875%	11/15/25	5,000	4,509
	Republic Services Inc.	2.900%	7/1/26	12,225	11,672
	Republic Services Inc.	3.375%	11/15/27	75	72
	Republic Services Inc.	2.300%	3/1/30	9,075	7,773
	Republic Services Inc.	1.450%	2/15/31	11,000	8,628
	Republic Services Inc.	1.750%	2/15/32	13,925	10,959
	Republic Services Inc.	6.200%	3/1/40	3,790	4,196
	Republic Services Inc.	3.050%	3/1/50	3,917	2,912
	Rockwell Automation Inc.	0.350%	8/15/23	2,000	1,940
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	3,826
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,105
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	4,766
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,245
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	11,962
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	7,710
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,207
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,082
[3]	Ryder System Inc.	1.750%	9/1/26	2,175	1,969
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ryder System Inc.	2.900%	12/1/26	11,185	10,421
[3]	Ryder System Inc.	2.850%	3/1/27	1,230	1,141
	Southwest Airlines Co.	2.750%	11/16/22	1,000	998
	Southwest Airlines Co.	5.250%	5/4/25	21,300	21,727
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,248
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,838
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,489
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,061
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	336	337
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,653	1,544
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	4,964
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	4,824
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,434
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	7,799
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	12,963
	Textron Inc.	4.300%	3/1/24	2,625	2,637
	Textron Inc.	3.875%	3/1/25	7,665	7,615
	Textron Inc.	4.000%	3/15/26	6,200	6,125
	Textron Inc.	3.650%	3/15/27	18,682	18,057
	Textron Inc.	3.375%	3/1/28	5,500	5,203
	Textron Inc.	2.450%	3/15/31	3,145	2,584
	Timken Co.	3.875%	9/1/24	1,000	990
	Timken Co.	4.500%	12/15/28	7,320	7,166
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,496
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	735
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,530
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	9,475
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,087
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	12,122
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	2,762
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	3,100
	Trimble Inc.	4.750%	12/1/24	3,826	3,842
	Trimble Inc.	4.900%	6/15/28	4,000	3,877
	Triton Container International Ltd.	3.250%	3/15/32	6,300	5,137
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,420
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,090
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,832
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,264
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,901
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,023
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,311
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,270
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,176
	Union Pacific Corp.	3.750%	7/15/25	10,950	10,957
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,580
	Union Pacific Corp.	2.750%	3/1/26	7,208	6,917
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,216
	Union Pacific Corp.	3.000%	4/15/27	19,123	18,366
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,941
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,862
	Union Pacific Corp.	2.400%	2/5/30	9,655	8,526
	Union Pacific Corp.	2.375%	5/20/31	8,682	7,515
	Union Pacific Corp.	2.800%	2/14/32	3,000	2,668
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,936
	Union Pacific Corp.	2.891%	4/6/36	18,429	15,256
	Union Pacific Corp.	3.600%	9/15/37	9,429	8,431
	Union Pacific Corp.	3.200%	5/20/41	20,468	16,743
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,519
	Union Pacific Corp.	3.350%	8/15/46	6,900	5,516
	Union Pacific Corp.	3.250%	2/5/50	18,149	14,265

58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.950%	3/10/52	12,000	8,871
	Union Pacific Corp.	3.500%	2/14/53	6,000	4,903
	Union Pacific Corp.	3.875%	2/1/55	2,069	1,774
	Union Pacific Corp.	3.950%	8/15/59	5,150	4,393
	Union Pacific Corp.	3.839%	3/20/60	16,132	13,483
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,917
	Union Pacific Corp.	2.973%	9/16/62	17,396	12,023
	Union Pacific Corp.	4.100%	9/15/67	1,726	1,470
	Union Pacific Corp.	3.750%	2/5/70	3,000	2,387
	Union Pacific Corp.	3.799%	4/6/71	18,654	14,971
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,877
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	212	225
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,339	4,203
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,649	1,567
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,316	2,164
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,652	1,551
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,734
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,906	1,632
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	972	807
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	27,721	27,245
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,964	2,727
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	18,015	16,204
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,369	3,047
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	271	244
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,389	2,225
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,368	3,675
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	8,383	7,933
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,446
	United Parcel Service Inc.	3.900%	4/1/25	14,360	14,479
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,770
	United Parcel Service Inc.	3.400%	3/15/29	27,550	26,568
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,041
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,045
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,961
	United Parcel Service Inc.	5.200%	4/1/40	13,700	14,491
	United Parcel Service Inc.	4.875%	11/15/40	5,002	5,093
	United Parcel Service Inc.	3.625%	10/1/42	6,400	5,557
	United Parcel Service Inc.	3.400%	11/15/46	4,725	3,921
	United Parcel Service Inc.	3.750%	11/15/47	375	334
	United Parcel Service Inc.	4.250%	3/15/49	6,970	6,673
	United Parcel Service Inc.	3.400%	9/1/49	7,485	6,306
	United Parcel Service Inc.	5.300%	4/1/50	17,100	18,790
	United Parcel Service of America Inc.	7.620%	4/1/30	500	598
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,488
	Valmont Industries Inc.	5.250%	10/1/54	3,275	3,147
	Vontier Corp.	1.800%	4/1/26	3,500	3,064
	Vontier Corp.	2.400%	4/1/28	5,000	4,123
	Vontier Corp.	2.950%	4/1/31	6,000	4,676
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,213
	Waste Connections Inc.	3.500%	5/1/29	9,370	8,815
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,472
	Waste Connections Inc.	2.200%	1/15/32	7,900	6,478
	Waste Connections Inc.	3.050%	4/1/50	2,075	1,529
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,660
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	0.750%	11/15/25	8,862	8,060
	Waste Management Inc.	3.150%	11/15/27	2,021	1,940
	Waste Management Inc.	1.150%	3/15/28	5,000	4,255
	Waste Management Inc.	2.000%	6/1/29	2,000	1,732
	Waste Management Inc.	1.500%	3/15/31	17,595	14,012
	Waste Management Inc.	2.950%	6/1/41	6,300	4,916
	Waste Management Inc.	2.500%	11/15/50	8,095	5,501
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,188
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	5,472
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,352
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	10,266
	WW Grainger Inc.	1.850%	2/15/25	4,040	3,845
	WW Grainger Inc.	3.750%	5/15/46	3,707	3,143
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,812
	Xylem Inc.	3.250%	11/1/26	5,950	5,743
	Xylem Inc.	1.950%	1/30/28	8,000	7,065
	Xylem Inc.	2.250%	1/30/31	4,275	3,559
	Xylem Inc.	4.375%	11/1/46	4,480	4,064
					4,437,899
Materials (0.7%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	11,517
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	7,536
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,554
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	7,053
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	8,384
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	10,981
	Albemarle Corp.	4.650%	6/1/27	5,130	5,050
	Albemarle Corp.	5.050%	6/1/32	5,730	5,595
	Albemarle Corp.	5.450%	12/1/44	3,240	3,125
	Albemarle Corp.	5.650%	6/1/52	5,455	5,451
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,372
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,346
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,500	5,334
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,300	5,142
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,000	6,799
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,210
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,450
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,793
	ArcelorMittal SA	7.000%	10/15/39	7,811	7,957
	ArcelorMittal SA	6.750%	3/1/41	5,695	5,625
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,164
	Barrick Gold Corp.	5.250%	4/1/42	8,027	7,910
	Barrick North America Finance LLC	5.700%	5/30/41	14,250	14,747
	Barrick North America Finance LLC	5.750%	5/1/43	1,600	1,668
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,964	11,632
	Berry Global Inc.	0.950%	2/15/24	8,400	7,957
	Berry Global Inc.	1.570%	1/15/26	21,000	18,749
	Berry Global Inc.	1.650%	1/15/27	8,000	6,958
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,525	7,578
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	108
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	9,379
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	29,985
	Cabot Corp.	4.000%	7/1/29	2,800	2,590
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,604
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,575
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,900
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,202
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,439
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,408
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	7,077
	CF Industries Inc.	5.150%	3/15/34	8,500	8,308
	CF Industries Inc.	4.950%	6/1/43	8,000	7,180

59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CF Industries Inc.	5.375%	3/15/44	8,000	7,461
	Dow Chemical Co.	4.550%	11/30/25	775	789
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,016
	Dow Chemical Co.	7.375%	11/1/29	3,857	4,453
	Dow Chemical Co.	2.100%	11/15/30	9,383	7,729
	Dow Chemical Co.	4.250%	10/1/34	7,135	6,763
	Dow Chemical Co.	9.400%	5/15/39	5,766	8,215
	Dow Chemical Co.	5.250%	11/15/41	6,060	6,000
	Dow Chemical Co.	4.375%	11/15/42	17,789	15,665
	Dow Chemical Co.	4.625%	10/1/44	6,019	5,451
	Dow Chemical Co.	5.550%	11/30/48	8,975	9,080
	Dow Chemical Co.	4.800%	5/15/49	6,100	5,581
	Dow Chemical Co.	3.600%	11/15/50	12,100	9,238
	DuPont de Nemours Inc.	4.205%	11/15/23	26,200	26,358
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	14,098
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	21,009
	DuPont de Nemours Inc.	5.319%	11/15/38	18,553	18,357
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	22,404
	Eastman Chemical Co.	3.800%	3/15/25	11,142	11,011
	Eastman Chemical Co.	4.500%	12/1/28	2,989	2,932
	Eastman Chemical Co.	4.800%	9/1/42	5,150	4,641
	Eastman Chemical Co.	4.650%	10/15/44	8,926	7,742
	Ecolab Inc.	0.900%	12/15/23	4,350	4,219
	Ecolab Inc.	2.700%	11/1/26	11,972	11,491
	Ecolab Inc.	1.650%	2/1/27	2,000	1,829
	Ecolab Inc.	3.250%	12/1/27	4,225	4,118
	Ecolab Inc.	4.800%	3/24/30	3,500	3,627
	Ecolab Inc.	1.300%	1/30/31	5,500	4,409
	Ecolab Inc.	2.125%	2/1/32	7,000	5,910
	Ecolab Inc.	2.125%	8/15/50	2,500	1,597
	Ecolab Inc.	2.700%	12/15/51	11,000	7,859
	Ecolab Inc.	2.750%	8/18/55	10,602	7,421
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	8,601
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,330
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	3,762
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,435	7,364
	FMC Corp.	4.100%	2/1/24	6,500	6,506
	FMC Corp.	3.200%	10/1/26	7,590	7,224
	FMC Corp.	3.450%	10/1/29	11,277	10,244
	FMC Corp.	4.500%	10/1/49	4,000	3,424
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,000	995
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,763
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	6,775
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	4,976
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,815
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,035
	Freeport-McMoRan Inc.	4.625%	8/1/30	4,500	4,173
	Freeport-McMoRan Inc.	5.400%	11/14/34	4,000	3,905
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,000	19,428
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	8,508
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,816
[7]	Georgia-Pacific LLC	1.750%	9/30/25	12,300	11,402
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	2,765
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,661
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,154
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,106
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,799
	Huntsman International LLC	4.500%	5/1/29	6,479	6,096
	Huntsman International LLC	2.950%	6/15/31	4,500	3,738
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,958
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,678
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	4,952
	International Paper Co.	5.000%	9/15/35	4,094	4,126
	International Paper Co.	7.300%	11/15/39	3,787	4,419
	International Paper Co.	6.000%	11/15/41	6,232	6,472
	International Paper Co.	4.800%	6/15/44	15,873	14,674
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Paper Co.	4.400%	8/15/47	2,800	2,495
	International Paper Co.	4.350%	8/15/48	3,300	2,923
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,164
	Kinross Gold Corp.	4.500%	7/15/27	467	455
	Linde Inc.	2.650%	2/5/25	3,589	3,529
	Linde Inc.	3.200%	1/30/26	5,000	4,975
	Linde Inc.	1.100%	8/10/30	5,700	4,566
	Linde Inc.	3.550%	11/7/42	3,800	3,284
	Linde Inc.	2.000%	8/10/50	5,000	3,137
	Lubrizol Corp.	6.500%	10/1/34	420	497
	LYB International Finance BV	4.000%	7/15/23	7,268	7,260
	LYB International Finance BV	5.250%	7/15/43	9,574	8,943
	LYB International Finance BV	4.875%	3/15/44	7,000	6,317
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,353
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,205
	LYB International Finance III LLC	3.375%	10/1/40	3,900	2,988
	LYB International Finance III LLC	4.200%	10/15/49	6,460	5,249
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,993
	LYB International Finance III LLC	3.625%	4/1/51	22,018	16,280
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,296
	LyondellBasell Industries NV	5.750%	4/15/24	4,932	5,044
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	8,592
	Martin Marietta Materials Inc.	0.650%	7/15/23	2,000	1,933
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,000
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,072
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,503
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,541
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	4,902
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,622
	Martin Marietta Materials Inc.	3.200%	7/15/51	8,800	6,224
	Mosaic Co.	4.250%	11/15/23	12,507	12,587
	Mosaic Co.	4.050%	11/15/27	3,260	3,187
	Mosaic Co.	5.450%	11/15/33	3,305	3,426
	Mosaic Co.	4.875%	11/15/41	4,945	4,500
	Mosaic Co.	5.625%	11/15/43	4,400	4,521
	NewMarket Corp.	2.700%	3/18/31	5,000	4,118
	Newmont Corp.	2.800%	10/1/29	15,830	13,997
	Newmont Corp.	2.250%	10/1/30	11,300	9,399
	Newmont Corp.	2.600%	7/15/32	11,600	9,571
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,139
	Newmont Corp.	6.250%	10/1/39	18,056	19,836
	Newmont Corp.	4.875%	3/15/42	12,739	12,200
	Newmont Corp.	5.450%	6/9/44	5,894	5,930
	Nucor Corp.	3.950%	5/23/25	2,160	2,153
	Nucor Corp.	2.000%	6/1/25	12,204	11,485
	Nucor Corp.	4.300%	5/23/27	2,680	2,670
	Nucor Corp.	3.950%	5/1/28	2,700	2,618
	Nucor Corp.	2.700%	6/1/30	7,200	6,240
	Nucor Corp.	3.125%	4/1/32	6,000	5,230
	Nucor Corp.	3.850%	4/1/52	5,000	4,078
	Nucor Corp.	2.979%	12/15/55	16,337	11,047
	Nutrien Ltd.	3.000%	4/1/25	4,000	3,902
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,795
	Nutrien Ltd.	2.950%	5/13/30	13,542	12,061
	Nutrien Ltd.	4.125%	3/15/35	5,525	5,120
	Nutrien Ltd.	5.625%	12/1/40	4,875	5,084
	Nutrien Ltd.	4.900%	6/1/43	6,810	6,563
	Nutrien Ltd.	5.250%	1/15/45	4,308	4,296
	Nutrien Ltd.	5.000%	4/1/49	11,246	11,174
	Nutrien Ltd.	3.950%	5/13/50	6,000	5,176
	Packaging Corp. of America	3.650%	9/15/24	6,570	6,515
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,557
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,393
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,400
	Packaging Corp. of America	3.050%	10/1/51	7,400	5,236
	PPG Industries Inc.	2.400%	8/15/24	13,920	13,536
	PPG Industries Inc.	1.200%	3/15/26	7,500	6,721
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,398
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,364

60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	10,511	8,512
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	3,669
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,507
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	431
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,713
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	13,195
	Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	5,950
	Rio Tinto Finance USA plc	4.125%	8/21/42	6,941	6,399
	Rohm & Haas Co.	7.850%	7/15/29	2,637	3,136
	RPM International Inc.	3.750%	3/15/27	5,890	5,651
	RPM International Inc.	4.550%	3/1/29	2,575	2,491
	RPM International Inc.	2.950%	1/15/32	4,000	3,315
	RPM International Inc.	5.250%	6/1/45	3,892	3,616
	RPM International Inc.	4.250%	1/15/48	10,630	9,026
	Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,340
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,326
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	11,565
	Sherwin-Williams Co.	3.450%	6/1/27	14,800	14,125
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	19,702
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,319
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	818
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,391
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	13,581
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	4,111
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	4,966
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,588
	Sonoco Products Co.	3.125%	5/1/30	4,175	3,651
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,560
	Southern Copper Corp.	7.500%	7/27/35	8,725	10,325
	Southern Copper Corp.	6.750%	4/16/40	10,050	11,324
	Southern Copper Corp.	5.250%	11/8/42	16,445	15,991
	Southern Copper Corp.	5.875%	4/23/45	16,812	17,426
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	8,337
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	2,841
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,745
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	14,780
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	15,653
	Steel Dynamics Inc.	3.250%	10/15/50	8,513	5,891
	Suzano Austria GmbH	6.000%	1/15/29	18,350	18,105
	Suzano Austria GmbH	5.000%	1/15/30	7,450	6,772
	Suzano Austria GmbH	3.750%	1/15/31	13,400	10,823
[3]	Suzano Austria GmbH	3.125%	1/15/32	19,000	14,333
	Teck Resources Ltd.	3.900%	7/15/30	5,000	4,599
	Teck Resources Ltd.	6.000%	8/15/40	7,344	7,318
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	23,709
	Vale Overseas Ltd.	8.250%	1/17/34	500	587
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,509
	Vale Overseas Ltd.	6.875%	11/10/39	15,015	15,970
	Vale SA	5.625%	9/11/42	6,897	6,428
	Vulcan Materials Co.	4.500%	4/1/25	2,750	2,788
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,646
	Vulcan Materials Co.	3.500%	6/1/30	7,954	7,168
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,666
	Westlake Corp.	3.600%	8/15/26	7,804	7,598
	Westlake Corp.	3.375%	6/15/30	3,000	2,698
	Westlake Corp.	2.875%	8/15/41	3,600	2,550
	Westlake Corp.	5.000%	8/15/46	13,510	12,769
	Westlake Corp.	4.375%	11/15/47	975	838
	Westlake Corp.	3.125%	8/15/51	6,300	4,393
	Westlake Corp.	3.375%	8/15/61	4,700	3,175
	WestRock MWV LLC	8.200%	1/15/30	4,304	5,102
	WestRock MWV LLC	7.950%	2/15/31	3,000	3,534
	WRKCo Inc.	3.000%	9/15/24	10,620	10,363
	WRKCo Inc.	3.750%	3/15/25	14,789	14,634
	WRKCo Inc.	4.650%	3/15/26	10,545	10,605
	WRKCo Inc.	3.375%	9/15/27	9,950	9,433
	WRKCo Inc.	4.000%	3/15/28	5,375	5,273
	WRKCo Inc.	3.900%	6/1/28	2,300	2,220
	WRKCo Inc.	4.900%	3/15/29	12,040	12,108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.200%	6/1/32	4,550	4,305
	WRKCo Inc.	3.000%	6/15/33	4,000	3,370
	Yamana Gold Inc.	2.630%	8/15/31	4,000	3,215
					1,701,645
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	7,475	6,372
	Agree LP	2.600%	6/15/33	3,650	2,883
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	16,910
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	9,107
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	11,218
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,903
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,313
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	915
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,625
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,160
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	11,914
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,660
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	18,471
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,361
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	4,554
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,741
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	5,000	3,768
	American Assets Trust LP	3.375%	2/1/31	4,996	4,256
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,589
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	3,793	3,705
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,024
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	7,614
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	2,704
	American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,923
	American Homes 4 Rent LP	4.900%	2/15/29	2,980	2,908
	American Homes 4 Rent LP	3.625%	4/15/32	5,000	4,376
	American Homes 4 Rent LP	3.375%	7/15/51	2,000	1,374
	American Tower Corp.	0.600%	1/15/24	5,515	5,231
	American Tower Corp.	5.000%	2/15/24	14,707	14,889
	American Tower Corp.	3.375%	5/15/24	9,545	9,402
	American Tower Corp.	2.950%	1/15/25	2,700	2,607
	American Tower Corp.	2.400%	3/15/25	7,485	7,073
	American Tower Corp.	4.000%	6/1/25	3,822	3,780
	American Tower Corp.	1.300%	9/15/25	4,375	3,956
	American Tower Corp.	4.400%	2/15/26	5,000	4,974
	American Tower Corp.	1.600%	4/15/26	7,300	6,541
	American Tower Corp.	1.450%	9/15/26	6,000	5,250
	American Tower Corp.	3.375%	10/15/26	18,670	17,654
	American Tower Corp.	3.125%	1/15/27	20,295	18,819
	American Tower Corp.	3.650%	3/15/27	6,000	5,709
	American Tower Corp.	3.550%	7/15/27	7,860	7,380
	American Tower Corp.	3.600%	1/15/28	2,219	2,063
	American Tower Corp.	1.500%	1/31/28	8,680	7,216
	American Tower Corp.	3.950%	3/15/29	10,750	10,011
	American Tower Corp.	3.800%	8/15/29	13,110	12,037
	American Tower Corp.	2.900%	1/15/30	8,090	6,909
	American Tower Corp.	2.100%	6/15/30	7,000	5,593
	American Tower Corp.	1.875%	10/15/30	7,500	5,841
	American Tower Corp.	2.700%	4/15/31	7,450	6,134
	American Tower Corp.	2.300%	9/15/31	7,000	5,546
	American Tower Corp.	4.050%	3/15/32	6,000	5,466
	American Tower Corp.	3.700%	10/15/49	11,082	8,360
	American Tower Corp.	3.100%	6/15/50	8,975	6,206
	American Tower Corp.	2.950%	1/15/51	7,192	4,840
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,860
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,687
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,417
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,226
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	9,854

61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,507
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,178
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,939
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,740
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	9,984
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,038
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	16,567
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	2,386
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	896
	Boston Properties LP	3.125%	9/1/23	1,771	1,755
	Boston Properties LP	3.800%	2/1/24	4,551	4,532
	Boston Properties LP	3.200%	1/15/25	15,121	14,743
	Boston Properties LP	3.650%	2/1/26	7,250	7,039
	Boston Properties LP	2.750%	10/1/26	17,059	15,894
	Boston Properties LP	4.500%	12/1/28	4,700	4,565
	Boston Properties LP	3.400%	6/21/29	5,940	5,315
	Boston Properties LP	2.900%	3/15/30	10,914	9,226
	Boston Properties LP	3.250%	1/30/31	8,430	7,228
	Brandywine Operating Partnership LP	3.950%	11/15/27	20,952	19,654
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,233
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	14,859
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	6,919
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	2,912
	Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	4,653
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	16,305
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	3,932
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	1,973
	Camden Property Trust	2.950%	12/15/22	5,575	5,571
	Camden Property Trust	4.100%	10/15/28	5,475	5,380
	Camden Property Trust	3.150%	7/1/29	10,165	9,281
	Camden Property Trust	2.800%	5/15/30	27,145	23,960
	Camden Property Trust	3.350%	11/1/49	1,550	1,213
	CBRE Services Inc.	4.875%	3/1/26	8,208	8,286
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,031
	Corporate Office Properties LP	2.250%	3/15/26	1,500	1,359
	Corporate Office Properties LP	2.750%	4/15/31	5,100	4,137
	Corporate Office Properties LP	2.900%	12/1/33	10,650	8,258
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,463
	Crown Castle International Corp.	3.200%	9/1/24	7,750	7,591
	Crown Castle International Corp.	1.350%	7/15/25	4,000	3,654
	Crown Castle International Corp.	4.450%	2/15/26	12,670	12,550
	Crown Castle International Corp.	3.700%	6/15/26	19,130	18,478
	Crown Castle International Corp.	1.050%	7/15/26	10,000	8,669
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,208
	Crown Castle International Corp.	2.900%	3/15/27	3,060	2,831
	Crown Castle International Corp.	3.650%	9/1/27	10,000	9,459
	Crown Castle International Corp.	3.800%	2/15/28	13,200	12,462
	Crown Castle International Corp.	4.300%	2/15/29	5,827	5,595
	Crown Castle International Corp.	3.100%	11/15/29	5,175	4,560
	Crown Castle International Corp.	3.300%	7/1/30	12,780	11,278
	Crown Castle International Corp.	2.250%	1/15/31	12,591	10,218
	Crown Castle International Corp.	2.100%	4/1/31	12,000	9,526
	Crown Castle International Corp.	2.500%	7/15/31	8,000	6,568
	Crown Castle International Corp.	2.900%	4/1/41	8,500	6,155
	Crown Castle International Corp.	4.750%	5/15/47	5,200	4,689
	Crown Castle International Corp.	5.200%	2/15/49	7,750	7,445
	Crown Castle International Corp.	4.000%	11/15/49	6,000	4,852
	Crown Castle International Corp.	4.150%	7/1/50	4,671	3,861
	Crown Castle International Corp.	3.250%	1/15/51	7,900	5,678
	CubeSmart LP	4.000%	11/15/25	1,375	1,357
	CubeSmart LP	3.125%	9/1/26	5,425	5,155
	CubeSmart LP	2.250%	12/15/28	7,100	6,063
	CubeSmart LP	4.375%	2/15/29	1,925	1,856
	CubeSmart LP	3.000%	2/15/30	1,850	1,626
	CubeSmart LP	2.000%	2/15/31	600	477
	CubeSmart LP	2.500%	2/15/32	7,100	5,767
	Digital Realty Trust LP	3.700%	8/15/27	5,350	5,096
	Digital Realty Trust LP	4.450%	7/15/28	8,283	8,037
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Digital Realty Trust LP	3.600%	7/1/29	18,375	16,650
Duke Realty LP	3.250%	6/30/26	4,050	3,897
Duke Realty LP	4.000%	9/15/28	2,025	1,964
Duke Realty LP	2.875%	11/15/29	1,000	900
Duke Realty LP	1.750%	7/1/30	9,000	7,347
Duke Realty LP	1.750%	2/1/31	2,000	1,624
Duke Realty LP	3.050%	3/1/50	4,800	3,545
EPR Properties	4.500%	4/1/25	669	648
EPR Properties	4.500%	6/1/27	5,070	4,587
EPR Properties	3.750%	8/15/29	3,432	2,856
EPR Properties	3.600%	11/15/31	1,000	792
Equinix Inc.	2.625%	11/18/24	13,750	13,203
Equinix Inc.	1.250%	7/15/25	4,000	3,636
Equinix Inc.	1.000%	9/15/25	3,000	2,690
Equinix Inc.	1.450%	5/15/26	3,000	2,669
Equinix Inc.	2.900%	11/18/26	10,000	9,286
Equinix Inc.	1.800%	7/15/27	13,000	11,282
Equinix Inc.	1.550%	3/15/28	3,000	2,523
Equinix Inc.	2.000%	5/15/28	4,000	3,435
Equinix Inc.	3.200%	11/18/29	14,025	12,470
Equinix Inc.	2.150%	7/15/30	12,000	9,745
Equinix Inc.	2.500%	5/15/31	7,950	6,443
Equinix Inc.	3.000%	7/15/50	5,500	3,761
Equinix Inc.	2.950%	9/15/51	5,485	3,695
Equinix Inc.	3.400%	2/15/52	4,000	2,965
ERP Operating LP	3.375%	6/1/25	300	293
ERP Operating LP	2.850%	11/1/26	13,030	12,349
ERP Operating LP	3.500%	3/1/28	7,000	6,661
ERP Operating LP	4.150%	12/1/28	8,100	7,929
ERP Operating LP	3.000%	7/1/29	11,195	10,148
ERP Operating LP	2.500%	2/15/30	10,000	8,738
ERP Operating LP	4.500%	7/1/44	4,700	4,471
ERP Operating LP	4.500%	6/1/45	3,750	3,498
ERP Operating LP	4.000%	8/1/47	2,775	2,417
Essential Properties LP	2.950%	7/15/31	3,900	3,059
Essex Portfolio LP	3.250%	5/1/23	1,425	1,417
Essex Portfolio LP	3.875%	5/1/24	1,575	1,570
Essex Portfolio LP	3.500%	4/1/25	8,950	8,778
Essex Portfolio LP	3.375%	4/15/26	9,915	9,579
Essex Portfolio LP	1.700%	3/1/28	4,000	3,432
Essex Portfolio LP	4.000%	3/1/29	4,965	4,742
Essex Portfolio LP	3.000%	1/15/30	9,630	8,523
Essex Portfolio LP	1.650%	1/15/31	2,500	1,949
Essex Portfolio LP	2.550%	6/15/31	680	568
Essex Portfolio LP	2.650%	3/15/32	7,260	6,007
Essex Portfolio LP	4.500%	3/15/48	6,839	6,141
Essex Portfolio LP	2.650%	9/1/50	5,089	3,222
Extra Space Storage LP	2.550%	6/1/31	4,250	3,495
Extra Space Storage LP	2.350%	3/15/32	3,425	2,726
Federal Realty OP LP	2.750%	6/1/23	2,650	2,633
Federal Realty OP LP	3.950%	1/15/24	5,000	4,986
Federal Realty OP LP	3.250%	7/15/27	4,725	4,441
Federal Realty OP LP	3.200%	6/15/29	3,350	3,015
Federal Realty OP LP	3.500%	6/1/30	2,000	1,811
Federal Realty OP LP	4.500%	12/1/44	6,600	5,871
GLP Capital LP	5.375%	11/1/23	5,000	4,981
GLP Capital LP	5.250%	6/1/25	9,354	9,189
GLP Capital LP	5.375%	4/15/26	10,406	10,183
GLP Capital LP	5.750%	6/1/28	4,750	4,638
GLP Capital LP	5.300%	1/15/29	11,225	10,688
GLP Capital LP	4.000%	1/15/30	6,750	5,930
GLP Capital LP	4.000%	1/15/31	6,000	5,201
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	4,500
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	3,325
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	1,960
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,138
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,244

62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	2,932
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	11,558
	Healthpeak Properties Inc.	3.400%	2/1/25	2,596	2,552
	Healthpeak Properties Inc.	4.000%	6/1/25	388	386
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	4,798
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	10,386
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	9,087
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	4,307
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	1,697
	Highwoods Realty LP	3.875%	3/1/27	13,850	13,352
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,868
	Highwoods Realty LP	3.050%	2/15/30	11,000	9,523
	Highwoods Realty LP	2.600%	2/1/31	11,053	9,104
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,183
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,451
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	11,945
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	3,969
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,382
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,445
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,248
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,780	3,179
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,310
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,352
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	6,924
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,150
	Kilroy Realty LP	3.450%	12/15/24	2,000	1,950
	Kilroy Realty LP	4.375%	10/1/25	800	788
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,108
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,802
	Kilroy Realty LP	3.050%	2/15/30	10,025	8,549
	Kilroy Realty LP	2.500%	11/15/32	3,850	3,006
	Kilroy Realty LP	2.650%	11/15/33	16,850	13,068
	Kimco Realty Corp.	3.375%	10/15/22	8,375	8,378
	Kimco Realty Corp.	3.500%	4/15/23	2,200	2,194
	Kimco Realty Corp.	4.450%	1/15/24	600	600
	Kimco Realty Corp.	3.300%	2/1/25	3,125	3,059
	Kimco Realty Corp.	3.850%	6/1/25	900	887
	Kimco Realty Corp.	2.800%	10/1/26	1,893	1,773
	Kimco Realty Corp.	1.900%	3/1/28	16,200	14,024
	Kimco Realty Corp.	2.700%	10/1/30	4,000	3,445
	Kimco Realty Corp.	2.250%	12/1/31	3,000	2,426
	Kimco Realty Corp.	3.200%	4/1/32	3,700	3,233
	Kimco Realty Corp.	4.250%	4/1/45	325	273
	Kimco Realty Corp.	4.125%	12/1/46	400	330
	Kimco Realty Corp.	4.450%	9/1/47	3,050	2,657
	Kimco Realty Corp.	3.700%	10/1/49	6,021	4,675
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,562
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,792
	Life Storage LP	3.500%	7/1/26	9,625	9,201
	Life Storage LP	3.875%	12/15/27	1,000	954
	Life Storage LP	4.000%	6/15/29	1,950	1,782
	Life Storage LP	2.200%	10/15/30	2,500	2,006
	Life Storage LP	2.400%	10/15/31	9,000	7,166
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,058
	LXP Industrial Trust	2.375%	10/1/31	6,000	4,655
	Mid-America Apartments LP	4.300%	10/15/23	2,400	2,413
	Mid-America Apartments LP	3.750%	6/15/24	2,725	2,715
	Mid-America Apartments LP	4.000%	11/15/25	75	74
	Mid-America Apartments LP	1.100%	9/15/26	8,897	7,809
	Mid-America Apartments LP	3.600%	6/1/27	11,338	10,904
	Mid-America Apartments LP	3.950%	3/15/29	4,535	4,328
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,567
	Mid-America Apartments LP	1.700%	2/15/31	5,000	3,955
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,669
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
National Health Investors Inc.	3.000%	2/1/31	8,500	6,564
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,744
National Retail Properties Inc.	4.000%	11/15/25	3,145	3,128
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,384
National Retail Properties Inc.	3.500%	10/15/27	1,050	983
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,429
National Retail Properties Inc.	2.500%	4/15/30	8,375	7,118
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,114
National Retail Properties Inc.	3.100%	4/15/50	8,375	5,792
National Retail Properties Inc.	3.500%	4/15/51	7,200	5,419
National Retail Properties Inc.	3.000%	4/15/52	5,000	3,425
Office Properties Income Trust	4.250%	5/15/24	1,325	1,287
Office Properties Income Trust	4.500%	2/1/25	7,051	6,751
Office Properties Income Trust	2.650%	6/15/26	3,663	3,115
Office Properties Income Trust	3.450%	10/15/31	2,130	1,582
Omega Healthcare Investors Inc.	4.375%	8/1/23	13,023	13,047
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,334
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,689
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,199
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	8,025
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,782
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	6,031
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	18,654
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,396
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,808
Physicians Realty LP	4.300%	3/15/27	12,645	12,392
Physicians Realty LP	3.950%	1/15/28	3,000	2,857
Physicians Realty LP	2.625%	11/1/31	10,000	8,066
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	4,923
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,759
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,833
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,317
Prologis LP	3.250%	10/1/26	3,825	3,715
Prologis LP	2.125%	4/15/27	8,100	7,423
Prologis LP	3.875%	9/15/28	2,500	2,434
Prologis LP	4.375%	2/1/29	4,000	3,992
Prologis LP	2.250%	4/15/30	14,009	12,126
Prologis LP	1.250%	10/15/30	8,000	6,354
Prologis LP	1.625%	3/15/31	8,377	6,765
Prologis LP	4.375%	9/15/48	3,500	3,300
Prologis LP	3.000%	4/15/50	2,089	1,576
Prologis LP	2.125%	10/15/50	11,618	7,398
Public Storage	0.875%	2/15/26	2,600	2,322
Public Storage	1.500%	11/9/26	2,000	1,805
Public Storage	3.094%	9/15/27	6,600	6,256
Public Storage	1.850%	5/1/28	7,000	6,076
Public Storage	3.385%	5/1/29	4,855	4,509
Public Storage	2.300%	5/1/31	7,600	6,392
Public Storage	2.250%	11/9/31	5,000	4,144
Rayonier LP	2.750%	5/17/31	2,000	1,673
Realty Income Corp.	4.600%	2/6/24	2,550	2,572
Realty Income Corp.	3.875%	7/15/24	1,950	1,950
Realty Income Corp.	3.875%	4/15/25	6,840	6,812
Realty Income Corp.	4.625%	11/1/25	5,883	5,964
Realty Income Corp.	0.750%	3/15/26	3,811	3,355
Realty Income Corp.	4.875%	6/1/26	2,925	2,982
Realty Income Corp.	4.125%	10/15/26	10,420	10,360
Realty Income Corp.	3.000%	1/15/27	5,200	4,924
Realty Income Corp.	3.950%	8/15/27	4,350	4,251
Realty Income Corp.	3.400%	1/15/28	6,000	5,668
Realty Income Corp.	3.650%	1/15/28	7,725	7,411
Realty Income Corp.	2.200%	6/15/28	3,500	3,079
Realty Income Corp.	3.250%	6/15/29	4,053	3,772
Realty Income Corp.	3.100%	12/15/29	16,600	15,102
Realty Income Corp.	3.250%	1/15/31	15,696	14,293

63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.850%	12/15/32	7,000	5,999
	Realty Income Corp.	1.800%	3/15/33	13,000	9,933
	Realty Income Corp.	4.650%	3/15/47	7,155	6,954
	Regency Centers LP	3.600%	2/1/27	2,010	1,945
	Regency Centers LP	4.125%	3/15/28	1,375	1,323
	Regency Centers LP	2.950%	9/15/29	1,500	1,319
	Regency Centers LP	3.700%	6/15/30	5,000	4,520
	Regency Centers LP	4.400%	2/1/47	5,650	4,949
	Regency Centers LP	4.650%	3/15/49	4,225	3,775
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,397
	Rexford Industrial Realty LP	2.150%	9/1/31	2,000	1,566
	Sabra Health Care LP	5.125%	8/15/26	12,500	12,151
	Sabra Health Care LP	3.900%	10/15/29	8,975	7,920
	Safehold Operating Partnership LP	2.800%	6/15/31	2,000	1,614
	Safehold Operating Partnership LP	2.850%	1/15/32	9,800	7,856
	Simon Property Group LP	3.750%	2/1/24	5,000	4,990
	Simon Property Group LP	2.000%	9/13/24	2,170	2,077
	Simon Property Group LP	3.375%	10/1/24	4,212	4,166
	Simon Property Group LP	3.500%	9/1/25	8,639	8,443
	Simon Property Group LP	3.300%	1/15/26	5,941	5,744
	Simon Property Group LP	3.250%	11/30/26	10,986	10,482
	Simon Property Group LP	1.375%	1/15/27	2,500	2,188
	Simon Property Group LP	3.375%	6/15/27	17,557	16,634
	Simon Property Group LP	3.375%	12/1/27	4,700	4,410
	Simon Property Group LP	1.750%	2/1/28	10,250	8,748
	Simon Property Group LP	2.450%	9/13/29	22,561	19,156
	Simon Property Group LP	2.650%	7/15/30	11,500	9,761
	Simon Property Group LP	2.200%	2/1/31	6,800	5,522
	Simon Property Group LP	2.250%	1/15/32	8,435	6,716
	Simon Property Group LP	2.650%	2/1/32	7,500	6,198
	Simon Property Group LP	6.750%	2/1/40	7,250	8,178
	Simon Property Group LP	4.750%	3/15/42	1,448	1,330
	Simon Property Group LP	4.250%	10/1/44	2,613	2,222
	Simon Property Group LP	4.250%	11/30/46	4,700	4,026
	Simon Property Group LP	3.250%	9/13/49	7,633	5,552
	Simon Property Group LP	3.800%	7/15/50	10,450	8,371
	SITE Centers Corp.	3.900%	8/15/24	9,955	9,764
	SITE Centers Corp.	3.625%	2/1/25	5,900	5,730
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,666
	SITE Centers Corp.	4.700%	6/1/27	11,350	11,120
	Spirit Realty LP	3.200%	1/15/27	445	409
	Spirit Realty LP	2.100%	3/15/28	5,000	4,184
	Spirit Realty LP	4.000%	7/15/29	2,650	2,412
	Spirit Realty LP	3.200%	2/15/31	2,450	2,040
	Spirit Realty LP	2.700%	2/15/32	4,050	3,164
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,141
	STORE Capital Corp.	4.625%	3/15/29	5,000	4,879
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,231
	Sun Communities Operating LP	4.200%	4/15/32	11,700	10,565
	Tanger Properties LP	3.125%	9/1/26	4,710	4,427
	Tanger Properties LP	3.875%	7/15/27	2,600	2,454
	Tanger Properties LP	2.750%	9/1/31	5,000	3,911
[3]	UDR Inc.	2.950%	9/1/26	7,465	7,015
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,000
[3]	UDR Inc.	3.500%	1/15/28	5,075	4,768
	UDR Inc.	3.000%	8/15/31	3,500	2,990
[3]	UDR Inc.	2.100%	8/1/32	1,500	1,170
[3]	UDR Inc.	1.900%	3/15/33	9,940	7,520
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,013
	UDR Inc.	3.100%	11/1/34	3,335	2,728
	Ventas Realty LP	3.500%	4/15/24	3,075	3,042
	Ventas Realty LP	3.750%	5/1/24	2,325	2,309
	Ventas Realty LP	2.650%	1/15/25	3,610	3,454
	Ventas Realty LP	3.500%	2/1/25	8,000	7,812
	Ventas Realty LP	4.125%	1/15/26	1,825	1,803
	Ventas Realty LP	3.250%	10/15/26	9,075	8,569
	Ventas Realty LP	3.850%	4/1/27	2,075	2,002
	Ventas Realty LP	4.000%	3/1/28	12,985	12,425
	Ventas Realty LP	3.000%	1/15/30	3,865	3,388
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventas Realty LP	4.750%	11/15/30	765	746
	Ventas Realty LP	5.700%	9/30/43	1,000	1,018
	Ventas Realty LP	4.375%	2/1/45	5,740	4,886
	Ventas Realty LP	4.875%	4/15/49	1,200	1,116
	VICI Properties LP	4.750%	2/15/28	13,300	12,705
	VICI Properties LP	4.950%	2/15/30	10,000	9,456
	VICI Properties LP	5.125%	5/15/32	13,100	12,360
	VICI Properties LP	5.625%	5/15/52	8,000	7,277
	Vornado Realty LP	3.500%	1/15/25	3,524	3,412
	Vornado Realty LP	2.150%	6/1/26	6,900	6,140
[7]	WEA Finance LLC	3.750%	9/17/24	500	483
	Welltower Inc.	4.500%	1/15/24	5,500	5,528
	Welltower Inc.	3.625%	3/15/24	10,990	10,903
	Welltower Inc.	4.000%	6/1/25	18,665	18,565
	Welltower Inc.	4.250%	4/1/26	16,567	16,409
	Welltower Inc.	2.700%	2/15/27	9,262	8,563
	Welltower Inc.	4.250%	4/15/28	1,525	1,482
	Welltower Inc.	4.125%	3/15/29	3,145	2,973
	Welltower Inc.	2.750%	1/15/31	16,750	14,089
	Welltower Inc.	2.800%	6/1/31	4,800	4,042
	Welltower Inc.	2.750%	1/15/32	5,175	4,319
	Welltower Inc.	3.850%	6/15/32	4,200	3,833
	Welltower Inc.	6.500%	3/15/41	2,000	2,241
	Welltower Inc.	5.125%	3/15/43	950	876
	Welltower Inc.	4.950%	9/1/48	4,450	4,201
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,601
	Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,530
	Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,805
	Weyerhaeuser Co.	4.000%	3/9/52	1,000	820
	WP Carey Inc.	4.600%	4/1/24	7,705	7,749
	WP Carey Inc.	4.000%	2/1/25	1,250	1,246
	WP Carey Inc.	4.250%	10/1/26	2,350	2,324
	WP Carey Inc.	3.850%	7/15/29	2,200	2,051
	WP Carey Inc.	2.250%	4/1/33	13,242	10,185
					2,402,409
Technology (2.4%)
	Adobe Inc.	1.900%	2/1/25	4,113	3,960
	Adobe Inc.	3.250%	2/1/25	11,108	11,062
	Adobe Inc.	2.150%	2/1/27	10,800	10,099
	Adobe Inc.	2.300%	2/1/30	15,650	13,831
	Altera Corp.	4.100%	11/15/23	6,100	6,162
	Amdocs Ltd.	2.538%	6/15/30	6,100	5,169
	Analog Devices Inc.	2.950%	4/1/25	3,050	2,990
	Analog Devices Inc.	3.500%	12/5/26	5,965	5,894
	Analog Devices Inc.	1.700%	10/1/28	8,000	7,022
	Analog Devices Inc.	2.100%	10/1/31	10,000	8,532
	Analog Devices Inc.	2.800%	10/1/41	8,000	6,273
	Analog Devices Inc.	2.950%	10/1/51	10,000	7,648
	Apple Inc.	3.000%	2/9/24	20,735	20,699
	Apple Inc.	3.450%	5/6/24	9,375	9,420
	Apple Inc.	2.850%	5/11/24	25,151	24,999
	Apple Inc.	1.800%	9/11/24	3,000	2,908
	Apple Inc.	2.750%	1/13/25	15,998	15,822
	Apple Inc.	2.500%	2/9/25	17,788	17,451
	Apple Inc.	1.125%	5/11/25	26,505	24,925
	Apple Inc.	3.200%	5/13/25	18,350	18,348
	Apple Inc.	0.550%	8/20/25	11,500	10,551
	Apple Inc.	0.700%	2/8/26	21,300	19,404
	Apple Inc.	3.250%	2/23/26	62,101	61,641
	Apple Inc.	2.450%	8/4/26	24,982	23,975
	Apple Inc.	2.050%	9/11/26	14,086	13,275
	Apple Inc.	3.350%	2/9/27	23,601	23,448
	Apple Inc.	3.200%	5/11/27	36,000	35,452
	Apple Inc.	2.900%	9/12/27	37,855	36,532
	Apple Inc.	1.200%	2/8/28	28,800	25,197
	Apple Inc.	1.400%	8/5/28	24,000	21,030
	Apple Inc.	2.200%	9/11/29	21,280	19,151
	Apple Inc.	1.650%	5/11/30	18,500	15,730
	Apple Inc.	1.250%	8/20/30	11,000	9,031

64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.650%	2/8/31	35,000	29,397
	Apple Inc.	1.700%	8/5/31	9,000	7,545
	Apple Inc.	4.500%	2/23/36	13,180	13,708
	Apple Inc.	2.375%	2/8/41	16,025	12,264
	Apple Inc.	3.850%	5/4/43	31,963	29,410
	Apple Inc.	4.450%	5/6/44	3,675	3,665
	Apple Inc.	3.450%	2/9/45	17,678	15,403
	Apple Inc.	4.375%	5/13/45	20,889	20,646
	Apple Inc.	4.650%	2/23/46	37,300	38,551
	Apple Inc.	3.850%	8/4/46	21,680	19,880
	Apple Inc.	4.250%	2/9/47	10,176	9,997
	Apple Inc.	3.750%	9/12/47	12,824	11,607
	Apple Inc.	3.750%	11/13/47	12,160	10,946
	Apple Inc.	2.950%	9/11/49	16,768	13,189
	Apple Inc.	2.650%	5/11/50	32,820	24,259
	Apple Inc.	2.400%	8/20/50	12,653	8,908
	Apple Inc.	2.650%	2/8/51	32,700	24,168
	Apple Inc.	2.700%	8/5/51	18,000	13,490
	Apple Inc.	2.550%	8/20/60	18,802	12,912
	Apple Inc.	2.800%	2/8/61	22,800	16,320
	Apple Inc.	2.850%	8/5/61	10,000	7,272
	Applied Materials Inc.	3.900%	10/1/25	17,905	18,080
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,818
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,116
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,794
	Applied Materials Inc.	5.850%	6/15/41	5,905	6,735
	Applied Materials Inc.	4.350%	4/1/47	11,000	10,635
	Applied Materials Inc.	2.750%	6/1/50	8,117	6,050
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,281
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,034
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,357
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,328
	Autodesk Inc.	4.375%	6/15/25	4,600	4,639
	Autodesk Inc.	3.500%	6/15/27	4,150	3,974
	Autodesk Inc.	2.850%	1/15/30	10,300	8,977
	Autodesk Inc.	2.400%	12/15/31	13,819	11,256
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	9,020
	Automatic Data Processing Inc.	1.700%	5/15/28	10,000	9,003
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,782
	Avnet Inc.	4.625%	4/15/26	4,625	4,644
	Avnet Inc.	3.000%	5/15/31	2,800	2,304
	Block Financial LLC	5.250%	10/1/25	13,075	13,268
	Block Financial LLC	2.500%	7/15/28	2,000	1,738
	Block Financial LLC	3.875%	8/15/30	6,950	6,306
	Broadcom Corp.	3.875%	1/15/27	42,704	41,167
	Broadcom Corp.	3.500%	1/15/28	6,500	6,019
	Broadcom Inc.	2.250%	11/15/23	8,100	7,918
	Broadcom Inc.	3.625%	10/15/24	7,000	6,926
	Broadcom Inc.	3.150%	11/15/25	17,203	16,564
	Broadcom Inc.	3.459%	9/15/26	48,778	46,828
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	6,814
	Broadcom Inc.	4.110%	9/15/28	20,000	18,992
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,857
	Broadcom Inc.	4.750%	4/15/29	22,000	21,379
	Broadcom Inc.	5.000%	4/15/30	17,000	16,713
	Broadcom Inc.	4.150%	11/15/30	24,000	22,008
[7]	Broadcom Inc.	2.450%	2/15/31	24,500	19,699
	Broadcom Inc.	4.300%	11/15/32	12,650	11,508
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	13,881
[7]	Broadcom Inc.	3.419%	4/15/33	24,697	20,416
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	22,716
[7]	Broadcom Inc.	3.137%	11/15/35	28,750	21,961
[7]	Broadcom Inc.	3.187%	11/15/36	29,100	22,104
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	24,674
[7]	Broadcom Inc.	3.500%	2/15/41	30,300	22,850
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	13,298
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,705
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	3,673
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	9,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,297
	CDW LLC	4.125%	5/1/25	2,700	2,626
	CDW LLC	4.250%	4/1/28	3,481	3,154
	CDW LLC	3.250%	2/15/29	4,169	3,512
	CGI Inc.	1.450%	9/14/26	6,500	5,739
	CGI Inc.	2.300%	9/14/31	4,600	3,707
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	15,374
	Cintas Corp. No. 2	6.150%	8/15/36	259	296
	Cisco Systems Inc.	2.200%	9/20/23	5,000	4,955
	Cisco Systems Inc.	3.625%	3/4/24	8,482	8,547
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,297
	Cisco Systems Inc.	2.950%	2/28/26	10,105	9,941
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,114
	Cisco Systems Inc.	5.900%	2/15/39	12,866	14,646
	Cisco Systems Inc.	5.500%	1/15/40	25,242	27,647
	Citrix Systems Inc.	1.250%	3/1/26	7,500	7,248
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,218
	Citrix Systems Inc.	3.300%	3/1/30	5,650	5,520
	Corning Inc.	4.700%	3/15/37	2,475	2,333
	Corning Inc.	5.750%	8/15/40	8,460	8,887
	Corning Inc.	4.750%	3/15/42	2,195	2,059
	Corning Inc.	5.350%	11/15/48	1,500	1,475
	Corning Inc.	4.375%	11/15/57	7,050	5,797
	Corning Inc.	5.850%	11/15/68	3,200	3,148
	Corning Inc.	5.450%	11/15/79	10,600	9,566
	Dell Inc.	6.500%	4/15/38	14,700	14,744
	Dell International LLC	4.000%	7/15/24	10,000	9,972
	Dell International LLC	5.850%	7/15/25	9,000	9,288
	Dell International LLC	6.020%	6/15/26	51,818	53,745
	Dell International LLC	4.900%	10/1/26	22,585	22,602
	Dell International LLC	6.100%	7/15/27	7,554	7,922
	Dell International LLC	5.300%	10/1/29	18,333	18,081
	Dell International LLC	6.200%	7/15/30	7,955	8,276
	Dell International LLC	8.100%	7/15/36	11,118	13,014
[7]	Dell International LLC	3.375%	12/15/41	10,500	7,503
	Dell International LLC	8.350%	7/15/46	7,046	8,779
[7]	Dell International LLC	3.450%	12/15/51	13,500	9,140
	DXC Technology Co.	1.800%	9/15/26	7,800	6,915
	DXC Technology Co.	2.375%	9/15/28	6,900	5,924
	Equifax Inc.	2.600%	12/1/24	2,250	2,171
	Equifax Inc.	2.600%	12/15/25	6,037	5,685
	Equifax Inc.	3.100%	5/15/30	10,310	9,026
	Equifax Inc.	2.350%	9/15/31	11,000	8,781
	Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,572
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	11,533
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,406
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	6,071
	Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	11,954
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,582
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	265
	Fiserv Inc.	3.800%	10/1/23	11,393	11,413
	Fiserv Inc.	2.750%	7/1/24	20,808	20,312
	Fiserv Inc.	3.850%	6/1/25	14,971	14,830
	Fiserv Inc.	3.200%	7/1/26	21,000	19,949
	Fiserv Inc.	2.250%	6/1/27	13,700	12,266
	Fiserv Inc.	4.200%	10/1/28	11,000	10,627
	Fiserv Inc.	3.500%	7/1/29	34,776	31,720
	Fiserv Inc.	2.650%	6/1/30	11,000	9,298
	Fiserv Inc.	4.400%	7/1/49	22,550	19,432
	Flex Ltd.	4.750%	6/15/25	75	75
	Flex Ltd.	3.750%	2/1/26	6,000	5,732
	Flex Ltd.	4.875%	6/15/29	5,919	5,710
	Flex Ltd.	4.875%	5/12/30	4,000	3,812

65

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fortinet Inc.	1.000%	3/15/26	5,000	4,401
Fortinet Inc.	2.200%	3/15/31	5,000	4,059
Global Payments Inc.	1.500%	11/15/24	5,000	4,689
Global Payments Inc.	2.650%	2/15/25	19,825	18,906
Global Payments Inc.	1.200%	3/1/26	8,800	7,763
Global Payments Inc.	4.800%	4/1/26	6,500	6,503
Global Payments Inc.	2.150%	1/15/27	8,050	7,135
Global Payments Inc.	4.450%	6/1/28	11,060	10,626
Global Payments Inc.	3.200%	8/15/29	20,743	18,124
Global Payments Inc.	2.900%	5/15/30	8,205	6,908
Global Payments Inc.	2.900%	11/15/31	8,000	6,548
Global Payments Inc.	4.150%	8/15/49	9,635	7,532
GXO Logistics Inc.	1.650%	7/15/26	4,000	3,487
GXO Logistics Inc.	2.650%	7/15/31	7,000	5,518
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,472
Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	11,349
Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,573
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	19,286
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,464
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,959	3,137
Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,731	15,824
HP Inc.	2.200%	6/17/25	14,025	13,235
HP Inc.	1.450%	6/17/26	15,600	13,802
HP Inc.	3.000%	6/17/27	14,610	13,504
HP Inc.	4.750%	1/15/28	8,500	8,403
HP Inc.	4.000%	4/15/29	10,000	9,359
HP Inc.	3.400%	6/17/30	16,000	13,964
HP Inc.	2.650%	6/17/31	11,000	8,828
HP Inc.	4.200%	4/15/32	10,000	8,926
HP Inc.	5.500%	1/15/33	10,375	10,130
HP Inc.	6.000%	9/15/41	12,970	13,122
Hubbell Inc.	3.350%	3/1/26	2,800	2,724
Hubbell Inc.	3.150%	8/15/27	3,425	3,232
Hubbell Inc.	3.500%	2/15/28	4,645	4,456
Hubbell Inc.	2.300%	3/15/31	3,000	2,516
Intel Corp.	2.700%	12/15/22	19,982	19,988
Intel Corp.	2.875%	5/11/24	12,581	12,535
Intel Corp.	3.400%	3/25/25	27,620	27,559
Intel Corp.	3.700%	7/29/25	23,775	23,893
Intel Corp.	2.600%	5/19/26	11,340	10,973
Intel Corp.	3.750%	3/25/27	9,400	9,444
Intel Corp.	1.600%	8/12/28	10,830	9,485
Intel Corp.	2.450%	11/15/29	29,000	25,868
Intel Corp.	3.900%	3/25/30	19,005	18,641
Intel Corp.	2.000%	8/12/31	13,750	11,516
Intel Corp.	4.000%	12/15/32	9,200	9,048
Intel Corp.	4.600%	3/25/40	6,500	6,350
Intel Corp.	2.800%	8/12/41	8,000	6,087
Intel Corp.	4.800%	10/1/41	12,072	12,105
Intel Corp.	4.250%	12/15/42	1,000	926
Intel Corp.	4.100%	5/19/46	21,725	19,788
Intel Corp.	4.100%	5/11/47	9,100	8,282
Intel Corp.	3.734%	12/8/47	29,850	25,305
Intel Corp.	3.250%	11/15/49	16,650	12,998
Intel Corp.	4.750%	3/25/50	21,259	20,923
Intel Corp.	3.050%	8/12/51	7,300	5,436
Intel Corp.	3.100%	2/15/60	10,100	7,232
Intel Corp.	4.950%	3/25/60	8,930	9,062
Intel Corp.	3.200%	8/12/61	7,900	5,763
International Business Machines Corp.	2.875%	11/9/22	33,085	33,052
International Business Machines Corp.	3.375%	8/1/23	14,075	14,103
International Business Machines Corp.	3.625%	2/12/24	18,338	18,390
International Business Machines Corp.	3.000%	5/15/24	25,100	24,906
International Business Machines Corp.	7.000%	10/30/25	7,850	8,621
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	3.450%	2/19/26	12,464	12,303
	International Business Machines Corp.	3.300%	5/15/26	37,800	36,928
	International Business Machines Corp.	1.700%	5/15/27	15,092	13,583
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,158
	International Business Machines Corp.	6.500%	1/15/28	50	55
	International Business Machines Corp.	3.500%	5/15/29	29,255	27,705
	International Business Machines Corp.	1.950%	5/15/30	18,600	15,623
	International Business Machines Corp.	5.875%	11/29/32	6,075	6,670
	International Business Machines Corp.	4.150%	5/15/39	21,200	19,113
	International Business Machines Corp.	5.600%	11/30/39	5,823	6,132
	International Business Machines Corp.	2.850%	5/15/40	7,810	5,939
	International Business Machines Corp.	4.000%	6/20/42	9,000	7,796
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,123
	International Business Machines Corp.	4.250%	5/15/49	30,865	27,272
	International Business Machines Corp.	2.950%	5/15/50	12,255	8,852
	International Business Machines Corp.	3.430%	2/9/52	4,535	3,487
	Intuit Inc.	0.650%	7/15/23	2,100	2,041
	Intuit Inc.	0.950%	7/15/25	4,500	4,147
	Intuit Inc.	1.350%	7/15/27	4,500	3,939
	Intuit Inc.	1.650%	7/15/30	4,500	3,705
	Jabil Inc.	1.700%	4/15/26	5,000	4,475
	Jabil Inc.	3.950%	1/12/28	6,000	5,731
	Jabil Inc.	3.600%	1/15/30	6,070	5,414
	Jabil Inc.	3.000%	1/15/31	5,500	4,595
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,216
	Juniper Networks Inc.	3.750%	8/15/29	9,025	8,279
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,384
	Juniper Networks Inc.	5.950%	3/15/41	3,680	3,572
	KLA Corp.	4.650%	11/1/24	10,775	10,909
	KLA Corp.	4.100%	3/15/29	11,041	10,944
	KLA Corp.	4.650%	7/15/32	5,000	5,110
	KLA Corp.	5.000%	3/15/49	5,125	5,155
	KLA Corp.	3.300%	3/1/50	23,025	18,253
	KLA Corp.	4.950%	7/15/52	12,460	12,525
	KLA Corp.	5.250%	7/15/62	8,080	8,309
[7]	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,621
[7]	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	4,463
[7]	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	4,908
[7]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	3,304
	Lam Research Corp.	3.800%	3/15/25	4,901	4,905
	Lam Research Corp.	3.750%	3/15/26	11,500	11,478
	Lam Research Corp.	4.000%	3/15/29	15,425	15,176
	Lam Research Corp.	1.900%	6/15/30	6,884	5,811
	Lam Research Corp.	4.875%	3/15/49	5,850	5,970
	Lam Research Corp.	2.875%	6/15/50	6,000	4,414
	Lam Research Corp.	3.125%	6/15/60	4,900	3,539
	Legrand France SA	8.500%	2/15/25	3,350	3,701
	Leidos Inc.	3.625%	5/15/25	6,905	6,763
	Leidos Inc.	4.375%	5/15/30	6,500	5,983
	Leidos Inc.	2.300%	2/15/31	12,550	9,933
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,482
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,107
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,758	3,710
	Marvell Technology Inc.	2.950%	4/15/31	7,065	5,905
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	596

66

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microchip Technology Inc.	4.250%	9/1/25	10,000	9,756
Micron Technology Inc.	4.975%	2/6/26	4,350	4,394
Micron Technology Inc.	4.185%	2/15/27	15,000	14,669
Micron Technology Inc.	5.327%	2/6/29	5,950	5,930
Micron Technology Inc.	2.703%	4/15/32	6,750	5,390
Micron Technology Inc.	3.366%	11/1/41	2,500	1,814
Micron Technology Inc.	3.477%	11/1/51	4,750	3,292
Microsoft Corp.	2.650%	11/3/22	30,986	30,999
Microsoft Corp.	2.000%	8/8/23	18,050	17,870
Microsoft Corp.	2.875%	2/6/24	46,229	46,164
Microsoft Corp.	2.700%	2/12/25	6,746	6,696
Microsoft Corp.	3.125%	11/3/25	29,950	29,927
Microsoft Corp.	2.400%	8/8/26	41,560	40,070
Microsoft Corp.	3.300%	2/6/27	39,538	39,441
Microsoft Corp.	3.500%	2/12/35	16,825	16,163
Microsoft Corp.	4.200%	11/3/35	1,000	1,030
Microsoft Corp.	3.450%	8/8/36	20,069	18,951
Microsoft Corp.	4.100%	2/6/37	12,172	12,358
Microsoft Corp.	5.300%	2/8/41	7,000	8,013
Microsoft Corp.	3.700%	8/8/46	44,925	41,907
Microsoft Corp.	2.525%	6/1/50	74,159	54,597
Microsoft Corp.	2.921%	3/17/52	80,954	63,913
Microsoft Corp.	2.675%	6/1/60	40,222	28,908
Microsoft Corp.	3.041%	3/17/62	46,066	35,873
Moody's Corp.	4.875%	2/15/24	8,339	8,499
Moody's Corp.	3.750%	3/24/25	6,000	5,989
Moody's Corp.	3.250%	1/15/28	5,500	5,201
Moody's Corp.	4.250%	2/1/29	4,000	3,974
Moody's Corp.	2.000%	8/19/31	6,300	5,141
Moody's Corp.	2.750%	8/19/41	6,000	4,391
Moody's Corp.	5.250%	7/15/44	5,515	5,566
Moody's Corp.	4.875%	12/17/48	4,000	3,918
Moody's Corp.	3.250%	5/20/50	3,225	2,388
Moody's Corp.	3.750%	2/25/52	5,000	4,092
Moody's Corp.	2.550%	8/18/60	4,400	2,725
Moody's Corp.	3.100%	11/29/61	8,400	5,797
Motorola Solutions Inc.	4.000%	9/1/24	542	540
Motorola Solutions Inc.	4.600%	2/23/28	6,000	5,852
Motorola Solutions Inc.	4.600%	5/23/29	6,000	5,720
Motorola Solutions Inc.	2.300%	11/15/30	8,500	6,648
Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,615
Motorola Solutions Inc.	5.500%	9/1/44	2,995	2,778
NetApp Inc.	3.300%	9/29/24	4,475	4,392
NetApp Inc.	1.875%	6/22/25	4,000	3,731
NetApp Inc.	2.375%	6/22/27	4,000	3,629
NetApp Inc.	2.700%	6/22/30	8,176	6,885
NVIDIA Corp.	0.584%	6/14/24	13,000	12,336
NVIDIA Corp.	3.200%	9/16/26	12,155	12,051
NVIDIA Corp.	1.550%	6/15/28	13,000	11,403
NVIDIA Corp.	2.850%	4/1/30	14,018	12,838
NVIDIA Corp.	2.000%	6/15/31	13,000	11,032
NVIDIA Corp.	3.500%	4/1/40	30,000	26,214
NVIDIA Corp.	3.500%	4/1/50	20,760	17,642
NVIDIA Corp.	3.700%	4/1/60	3,507	2,945
NXP BV	4.875%	3/1/24	9,250	9,345
NXP BV	5.350%	3/1/26	3,500	3,575
NXP BV	3.875%	6/18/26	2,000	1,929
NXP BV	3.150%	5/1/27	8,000	7,442
NXP BV	5.550%	12/1/28	6,000	6,119
NXP BV	4.300%	6/18/29	18,000	17,276
NXP BV	3.400%	5/1/30	11,240	10,013
NXP BV	2.500%	5/11/31	16,000	13,157
NXP BV	2.650%	2/15/32	11,200	9,205
NXP BV	3.250%	5/11/41	8,600	6,493
NXP BV	3.125%	2/15/42	4,000	2,930
NXP BV	3.250%	11/30/51	5,000	3,503
Oracle Corp.	2.400%	9/15/23	25,208	24,822
Oracle Corp.	3.400%	7/8/24	18,599	18,348
Oracle Corp.	2.950%	11/15/24	36,830	35,720
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.500%	4/1/25	36,210	34,399
	Oracle Corp.	2.950%	5/15/25	16,582	15,899
	Oracle Corp.	1.650%	3/25/26	29,375	26,311
	Oracle Corp.	2.650%	7/15/26	38,460	35,461
	Oracle Corp.	2.800%	4/1/27	39,890	36,441
	Oracle Corp.	3.250%	11/15/27	11,876	10,943
	Oracle Corp.	2.300%	3/25/28	21,175	18,227
	Oracle Corp.	2.950%	4/1/30	36,865	31,468
	Oracle Corp.	2.875%	3/25/31	34,000	28,014
	Oracle Corp.	4.300%	7/8/34	30,283	26,565
	Oracle Corp.	3.900%	5/15/35	15,600	12,866
	Oracle Corp.	3.850%	7/15/36	16,490	13,236
	Oracle Corp.	3.800%	11/15/37	10,400	8,092
	Oracle Corp.	6.500%	4/15/38	10,000	10,343
	Oracle Corp.	6.125%	7/8/39	10,800	10,808
	Oracle Corp.	3.600%	4/1/40	47,120	35,290
	Oracle Corp.	5.375%	7/15/40	22,357	20,347
	Oracle Corp.	3.650%	3/25/41	23,200	17,288
	Oracle Corp.	4.500%	7/8/44	11,844	9,684
	Oracle Corp.	4.125%	5/15/45	21,375	16,290
	Oracle Corp.	4.000%	7/15/46	32,761	24,308
	Oracle Corp.	4.000%	11/15/47	23,765	17,659
	Oracle Corp.	3.600%	4/1/50	47,300	33,011
	Oracle Corp.	3.950%	3/25/51	33,500	24,597
	Oracle Corp.	4.375%	5/15/55	11,925	8,989
	Oracle Corp.	3.850%	4/1/60	36,340	25,073
	Oracle Corp.	4.100%	3/25/61	15,225	10,909
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	7,909
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,258
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	9,769
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	14,592
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	5,812
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,949
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	9,817
	PayPal Holdings Inc.	5.050%	6/1/52	5,000	4,968
	PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,945
[7]	Qorvo Inc.	1.750%	12/15/24	4,500	4,210
	Qorvo Inc.	4.375%	10/15/29	9,000	7,922
	QUALCOMM Inc.	2.900%	5/20/24	9,707	9,662
	QUALCOMM Inc.	3.450%	5/20/25	9,042	9,036
	QUALCOMM Inc.	3.250%	5/20/27	15,500	15,164
	QUALCOMM Inc.	1.300%	5/20/28	19,868	17,207
	QUALCOMM Inc.	2.150%	5/20/30	14,485	12,706
	QUALCOMM Inc.	1.650%	5/20/32	13,048	10,547
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,860
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,951
	QUALCOMM Inc.	4.800%	5/20/45	12,870	13,146
	QUALCOMM Inc.	4.300%	5/20/47	15,420	14,776
	QUALCOMM Inc.	3.250%	5/20/50	6,840	5,588
	QUALCOMM Inc.	4.500%	5/20/52	11,000	10,887
	Quanta Services Inc.	2.900%	10/1/30	9,025	7,431
	RELX Capital Inc.	4.000%	3/18/29	9,350	9,036
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,020
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,400
	Roper Technologies Inc.	3.125%	11/15/22	1,750	1,750
	Roper Technologies Inc.	3.650%	9/15/23	11,730	11,746
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,192
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,067
	Roper Technologies Inc.	3.850%	12/15/25	9,157	9,089
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,308
	Roper Technologies Inc.	1.400%	9/15/27	17,709	15,172
	Roper Technologies Inc.	4.200%	9/15/28	7,225	7,070
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,069
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,118
	Roper Technologies Inc.	1.750%	2/15/31	12,742	9,923
[7]	S&P Global Inc.	2.450%	3/1/27	6,000	5,620
[7]	S&P Global Inc.	4.750%	8/1/28	8,865	9,020
[7]	S&P Global Inc.	2.700%	3/1/29	13,000	11,835
[7]	S&P Global Inc.	4.250%	5/1/29	10,700	10,598

67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.500%	12/1/29	5,300	4,686
	S&P Global Inc.	1.250%	8/15/30	7,400	5,869
[7]	S&P Global Inc.	2.900%	3/1/32	16,000	14,255
	S&P Global Inc.	3.250%	12/1/49	6,500	5,093
[7]	S&P Global Inc.	3.700%	3/1/52	7,820	6,685
	S&P Global Inc.	2.300%	8/15/60	7,950	4,884
[7]	S&P Global Inc.	3.900%	3/1/62	5,545	4,713
	Salesforce Inc.	3.700%	4/11/28	12,050	11,913
	Salesforce Inc.	1.500%	7/15/28	11,500	10,042
	Salesforce Inc.	1.950%	7/15/31	16,000	13,598
	Salesforce Inc.	2.700%	7/15/41	14,930	11,558
	Salesforce Inc.	2.900%	7/15/51	22,600	17,120
	Salesforce Inc.	3.050%	7/15/61	14,230	10,457
	ServiceNow Inc.	1.400%	9/1/30	15,600	12,200
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,145
	Skyworks Solutions Inc.	3.000%	6/1/31	7,000	5,704
[7]	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,411
[7]	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,057
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,714
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,257
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,445
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,004
	Texas Instruments Inc.	2.900%	11/3/27	7,497	7,170
	Texas Instruments Inc.	2.250%	9/4/29	12,329	10,978
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,386
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,311
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,828
	Texas Instruments Inc.	4.150%	5/15/48	16,533	15,949
	Texas Instruments Inc.	2.700%	9/15/51	4,000	3,049
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	11,982
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,703
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,690
	TSMC Arizona Corp.	2.500%	10/25/31	13,250	11,389
	TSMC Arizona Corp.	4.250%	4/22/32	5,350	5,286
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,595
	TSMC Arizona Corp.	3.250%	10/25/51	10,850	8,752
	TSMC Arizona Corp.	4.500%	4/22/52	10,900	10,758
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,204
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,703
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	8,318
	Verisk Analytics Inc.	3.625%	5/15/50	5,600	4,339
	VMware Inc.	0.600%	8/15/23	10,970	10,599
	VMware Inc.	4.500%	5/15/25	10,654	10,700
	VMware Inc.	1.400%	8/15/26	16,000	14,162
	VMware Inc.	4.650%	5/15/27	17,000	16,930
	VMware Inc.	3.900%	8/21/27	27,579	26,486
	VMware Inc.	1.800%	8/15/28	8,000	6,647
	VMware Inc.	4.700%	5/15/30	11,254	10,804
	VMware Inc.	2.200%	8/15/31	16,300	12,822
	Western Digital Corp.	4.750%	2/15/26	25,000	23,911
	Western Digital Corp.	2.850%	2/1/29	5,095	4,153
	Western Digital Corp.	3.100%	2/1/32	5,500	4,214
	Workday Inc.	3.500%	4/1/27	14,875	14,251
	Workday Inc.	3.700%	4/1/29	4,200	3,937
	Workday Inc.	3.800%	4/1/32	14,000	12,802
	Xilinx Inc.	2.950%	6/1/24	6,483	6,437
	Xilinx Inc.	2.375%	6/1/30	8,300	7,300
					5,595,178
Utilities (2.2%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	9,075
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,538
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,408
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	2,269
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,617
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	4,024
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,974
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	3,333
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	6,938
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	4,770
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	5,200	3,652
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	5,751
	AES Corp.	1.375%	1/15/26	9,400	8,293
	AES Corp.	2.450%	1/15/31	9,500	7,641
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	8,827
[3]	Alabama Power Co.	1.450%	9/15/30	8,800	7,158
	Alabama Power Co.	3.050%	3/15/32	7,000	6,386
	Alabama Power Co.	6.125%	5/15/38	1,900	2,093
	Alabama Power Co.	6.000%	3/1/39	6,974	7,652
	Alabama Power Co.	3.850%	12/1/42	3,350	2,867
	Alabama Power Co.	4.150%	8/15/44	5,900	5,264
	Alabama Power Co.	3.750%	3/1/45	6,825	5,647
	Alabama Power Co.	4.300%	1/2/46	14,950	13,538
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	4,237
	Alabama Power Co.	3.450%	10/1/49	12,473	9,825
	Alabama Power Co.	3.125%	7/15/51	13,924	10,439
	Alabama Power Co.	3.000%	3/15/52	12,000	8,827
	Ameren Corp.	2.500%	9/15/24	2,000	1,940
	Ameren Corp.	3.650%	2/15/26	2,775	2,725
	Ameren Corp.	1.950%	3/15/27	2,000	1,795
	Ameren Corp.	1.750%	3/15/28	5,000	4,308
	Ameren Corp.	3.500%	1/15/31	8,387	7,686
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,037
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,789
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,073
	Ameren Illinois Co.	4.150%	3/15/46	775	707
	Ameren Illinois Co.	3.700%	12/1/47	7,336	6,287
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,818
	Ameren Illinois Co.	3.250%	3/15/50	6,665	5,205
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,578
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,919
	American Electric Power Co. Inc.	2.031%	3/15/24	8,000	7,734
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,800
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,762
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	6,063
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	3,955
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,557
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	6,109
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,079
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,445
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,336
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,692
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,691
	American Water Capital Corp.	2.300%	6/1/31	8,000	6,773
	American Water Capital Corp.	4.450%	6/1/32	8,200	8,151
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,914
	American Water Capital Corp.	4.300%	12/1/42	1,000	921
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,362
	American Water Capital Corp.	4.000%	12/1/46	1,025	888
	American Water Capital Corp.	3.750%	9/1/47	6,935	5,791
	American Water Capital Corp.	4.200%	9/1/48	10,500	9,409
	American Water Capital Corp.	4.150%	6/1/49	4,800	4,234
	American Water Capital Corp.	3.450%	5/1/50	8,599	6,849
	American Water Capital Corp.	3.250%	6/1/51	4,500	3,502
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,468
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,445
	Appalachian Power Co.	7.000%	4/1/38	2,480	2,870
	Appalachian Power Co.	4.400%	5/15/44	8,395	7,365
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,725
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	9,269
[3]	Appalachian Power Co.	3.700%	5/1/50	19,445	15,490
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,176
	Arizona Public Service Co.	2.950%	9/15/27	5,300	4,970
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,628
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,421
	Arizona Public Service Co.	4.500%	4/1/42	4,875	4,331
	Arizona Public Service Co.	4.350%	11/15/45	3,600	3,098
	Arizona Public Service Co.	3.750%	5/15/46	8,250	6,627
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,400

68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	3.350%	5/15/50	3,590	2,631
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,282
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,021
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,567
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,337
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,400
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,910
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,043
	Atmos Energy Corp.	4.125%	10/15/44	3,615	3,232
	Atmos Energy Corp.	4.125%	3/15/49	7,938	7,221
	Atmos Energy Corp.	3.375%	9/15/49	3,570	2,863
	Atmos Energy Corp.	2.850%	2/15/52	17,000	12,253
	Avangrid Inc.	3.150%	12/1/24	10,495	10,259
	Avangrid Inc.	3.800%	6/1/29	6,900	6,456
	Avista Corp.	4.350%	6/1/48	3,200	3,000
	Avista Corp.	4.000%	4/1/52	4,000	3,609
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,139
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,111
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	5,114
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	4,079
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,819
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	3,388
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,000	3,878
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,161	17,265
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,971
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	16,716
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	736
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	11,227
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	6,060
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	15,768
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,600
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,875	7,948
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	5,075
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	6,848
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	9,312
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	23,508
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	18,545	13,159
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	10,132
	Black Hills Corp.	1.037%	8/23/24	8,000	7,494
	Black Hills Corp.	3.950%	1/15/26	4,300	4,258
	Black Hills Corp.	3.150%	1/15/27	3,375	3,211
	Black Hills Corp.	3.050%	10/15/29	2,905	2,576
	Black Hills Corp.	2.500%	6/15/30	5,000	4,180
	Black Hills Corp.	4.350%	5/1/33	4,745	4,436
	Black Hills Corp.	4.200%	9/15/46	3,200	2,720
	Black Hills Corp.	3.875%	10/15/49	1,865	1,498
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,308
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	192
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,561
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,643
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	119
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,268
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	435
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	3,396
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	2,893
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	3,542
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	5,715
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	3,145
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,251
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,034
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,065
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,430
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,558
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	3,269
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,881
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,060
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	2,981
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,923
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,900
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	2,844
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,335
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,796
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,102
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,852
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,817
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	3,604
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,548
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,517
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,930
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,882
[3]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,517
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,506
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,411
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	6,648
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,415
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,724
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,996
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	5,593
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	5,148
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	9,180
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	5,859
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	9,174
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	5,392
[3]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	3,209
[3]	Commonwealth Edison Co.	3.850%	3/15/52	8,400	7,394
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,341
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,053
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,281
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	5,047
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,405
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	7,571
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,029
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	17,872
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,118
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	10,408
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	1,916
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	913
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	11,116
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,829
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,830
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	104
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	6,097
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	10,675

69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	7,107
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	6,354
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	14,254
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	1,898
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,000	3,040
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	6,508
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,323
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	8,411
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,940
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	13,000	10,272
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	5,770
	Constellation Energy Generation LLC	3.250%	6/1/25	2,000	1,918
	Constellation Energy Generation LLC	6.250%	10/1/39	4,321	4,418
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,400
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	9,601
	Consumers Energy Co.	3.375%	8/15/23	925	926
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,935
	Consumers Energy Co.	3.950%	5/15/43	13,680	12,138
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,670
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,653
	Consumers Energy Co.	4.050%	5/15/48	6,300	5,752
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,285
	Consumers Energy Co.	3.100%	8/15/50	10,250	7,874
	Consumers Energy Co.	3.500%	8/1/51	14,200	11,845
	Consumers Energy Co.	2.650%	8/15/52	2,500	1,760
	Consumers Energy Co.	2.500%	5/1/60	5,300	3,389
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,182
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,821
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,051
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,538
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,100	4,614
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	9,161
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,458
[3]	Dominion Energy Inc.	3.375%	4/1/30	16,424	15,019
[3]	Dominion Energy Inc.	2.250%	8/15/31	10,000	8,234
[3]	Dominion Energy Inc.	6.300%	3/15/33	3,175	3,476
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	6,195
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,842
	Dominion Energy Inc.	7.000%	6/15/38	3,600	4,166
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,803
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	9,717
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,468
	Dominion Energy Inc.	4.700%	12/1/44	3,375	3,116
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	7,588
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	583
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,993
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,935
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	6,358
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,593
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	6,115
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	4,531
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	3.650%	3/15/24	5,485	5,518
	DTE Electric Co.	3.375%	3/1/25	150	149
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	5,712
	DTE Electric Co.	2.250%	3/1/30	13,451	11,775
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	7,089
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	1,759
	DTE Electric Co.	3.700%	3/15/45	5,750	4,902
	DTE Electric Co.	3.700%	6/1/46	2,000	1,739
	DTE Electric Co.	3.750%	8/15/47	6,927	6,054
	DTE Electric Co.	3.950%	3/1/49	8,800	7,914
	DTE Electric Co.	2.950%	3/1/50	4,450	3,385
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	4,016
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	2,978
	DTE Energy Co.	2.250%	11/1/22	3,290	3,279
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	3,866
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	7,724
	DTE Energy Co.	2.850%	10/1/26	33,494	31,682
[3]	DTE Energy Co.	3.400%	6/15/29	14,552	13,350
	DTE Energy Co.	2.950%	3/1/30	2,625	2,325
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	604
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,906
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,997
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,355
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,392
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	6,263
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,436
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,398
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	6,007
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,428
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,907
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	10,004
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	6,311
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	5,771
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	4,136
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	9,831
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	5,207
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	8,466
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	9,182
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	6,945
	Duke Energy Carolinas LLC	3.550%	3/15/52	6,200	5,151
	Duke Energy Corp.	3.950%	10/15/23	3,850	3,868
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,022
	Duke Energy Corp.	0.900%	9/15/25	6,548	5,936
	Duke Energy Corp.	2.650%	9/1/26	12,480	11,714
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,353
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,576
	Duke Energy Corp.	2.450%	6/1/30	15,000	12,645
	Duke Energy Corp.	2.550%	6/15/31	7,400	6,152
	Duke Energy Corp.	4.800%	12/15/45	4,966	4,532
	Duke Energy Corp.	3.750%	9/1/46	18,234	14,381
	Duke Energy Corp.	3.950%	8/15/47	13,187	10,706
	Duke Energy Corp.	4.200%	6/15/49	6,234	5,206
	Duke Energy Corp.	3.500%	6/15/51	7,100	5,355
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,096
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	11,121
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,716
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	8,053
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	5,906
	Duke Energy Florida LLC	2.400%	12/15/31	7,340	6,276
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,749
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	6,045
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,696
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	869
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	5,257
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,186
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	10,706
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	267	267

70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,105
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,948
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	4,225
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,093
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,829
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	13,089
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	6,378
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	3,273
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	100
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	6,943
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,280
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,971
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	5,273
	Duke Energy Progress LLC	3.375%	9/1/23	1,750	1,753
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	10,866
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,483
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	11,333
	Duke Energy Progress LLC	2.000%	8/15/31	6,900	5,719
	Duke Energy Progress LLC	3.400%	4/1/32	5,000	4,641
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,816
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	5,791
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,709
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,744
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,427
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	3,094
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,574
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,353
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,645
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	8,074
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,596
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,425	3,153
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	3,130
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,845
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	831
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,501
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,349
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,134	1,121
	Edison International	5.750%	6/15/27	3,000	3,051
	Edison International	4.125%	3/15/28	5,197	4,843
	El Paso Electric Co.	6.000%	5/15/35	800	850
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,974
	Emera US Finance LP	3.550%	6/15/26	1,049	1,005
	Emera US Finance LP	4.750%	6/15/46	11,925	10,518
	Enel Americas SA	4.000%	10/25/26	4,115	3,997
	Enel Chile SA	4.875%	6/12/28	7,075	6,773
	Entergy Arkansas LLC	3.700%	6/1/24	100	100
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,067
	Entergy Arkansas LLC	4.200%	4/1/49	5,400	4,996
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	4,177
	Entergy Corp.	0.900%	9/15/25	7,500	6,757
	Entergy Corp.	2.950%	9/1/26	8,900	8,442
	Entergy Corp.	1.900%	6/15/28	7,000	6,009
	Entergy Corp.	2.800%	6/15/30	9,541	8,196
	Entergy Corp.	2.400%	6/15/31	6,000	4,882
	Entergy Corp.	3.750%	6/15/50	9,319	7,385
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,201
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	5,879
	Entergy Louisiana LLC	0.620%	11/17/23	3,016	2,899
	Entergy Louisiana LLC	0.950%	10/1/24	7,900	7,445
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,184
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	3,922
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,331
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,420
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,559
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	6,355
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	8,369
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	9,355
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,537
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,053
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	13,127
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	5,624
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	7,043
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,570
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	3,234
	Entergy Texas Inc.	4.000%	3/30/29	2,000	1,954
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,873
	Entergy Texas Inc.	3.550%	9/30/49	7,585	6,079
	Essential Utilities Inc.	3.566%	5/1/29	4,000	3,734
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,244
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,744
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,745
	Evergy Inc.	2.450%	9/15/24	9,000	8,665
	Evergy Inc.	2.900%	9/15/29	10,500	9,261
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	5,934
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,297
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	5,745
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,543
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,529
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,638
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,853
	Evergy Metro Inc.	5.300%	10/1/41	5,355	5,528
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,716
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,691
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,596
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,057
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,044
[3]	Eversource Energy	3.300%	1/15/28	8,850	8,341
[3]	Eversource Energy	4.250%	4/1/29	6,205	6,060
[3]	Eversource Energy	1.650%	8/15/30	9,510	7,561
	Eversource Energy	2.550%	3/15/31	3,500	2,967
	Eversource Energy	3.450%	1/15/50	5,850	4,517
[3]	Exelon Corp.	3.950%	6/15/25	22,790	22,728
	Exelon Corp.	3.400%	4/15/26	7,075	6,866
[7]	Exelon Corp.	2.750%	3/15/27	7,000	6,559
	Exelon Corp.	4.050%	4/15/30	15,150	14,539
[7]	Exelon Corp.	3.350%	3/15/32	8,000	7,168
[3]	Exelon Corp.	4.950%	6/15/35	7,235	7,035
	Exelon Corp.	5.625%	6/15/35	4,275	4,451
	Exelon Corp.	5.100%	6/15/45	6,725	6,634
	Exelon Corp.	4.450%	4/15/46	12,626	11,393
	Exelon Corp.	4.700%	4/15/50	13,011	12,135
[7]	Exelon Corp.	4.100%	3/15/52	7,300	6,263
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,801
	Florida Power & Light Co.	2.850%	4/1/25	23,717	23,330
	Florida Power & Light Co.	3.125%	12/1/25	6,000	5,935
	Florida Power & Light Co.	2.450%	2/3/32	11,895	10,376
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,168
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,702
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,672
	Florida Power & Light Co.	5.960%	4/1/39	11,319	12,798
	Florida Power & Light Co.	5.250%	2/1/41	975	1,037
	Florida Power & Light Co.	4.125%	2/1/42	5,425	5,109
	Florida Power & Light Co.	4.050%	6/1/42	4,600	4,250
	Florida Power & Light Co.	3.800%	12/15/42	3,535	3,153
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,740
	Florida Power & Light Co.	3.950%	3/1/48	19,054	17,471
	Florida Power & Light Co.	3.990%	3/1/49	9,122	8,349
	Florida Power & Light Co.	3.150%	10/1/49	9,675	7,704
	Florida Power & Light Co.	2.875%	12/4/51	500	375
	Fortis Inc.	3.055%	10/4/26	13,973	13,123
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,124
	Georgia Power Co.	3.250%	4/1/26	8,250	8,020
	Georgia Power Co.	3.250%	3/30/27	3,500	3,333
[3]	Georgia Power Co.	2.650%	9/15/29	10,000	8,802

71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgia Power Co.	4.750%	9/1/40	5,425	4,920
	Georgia Power Co.	4.300%	3/15/42	11,290	9,818
	Georgia Power Co.	4.300%	3/15/43	6,555	5,674
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	1,910
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	5,516
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,254
	Iberdrola International BV	6.750%	7/15/36	3,835	4,450
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,903
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	4,267
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	10,206
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	5,307
	Indiana Michigan Power Co.	4.250%	8/15/48	490	432
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	4,177
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	10,602
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,521
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	8,362
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,820
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,667
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,396
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,898
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,087
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,428
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,554
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,679
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,211
	ITC Holdings Corp.	5.300%	7/1/43	6,226	6,254
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,628	2,646
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,764
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	6,276
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	8,568
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,588
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	8,991
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,002
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,947
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,888
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,890
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,603
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	5,073
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	4,609
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,814
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,848
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,807
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	7,926
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,908
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	3,857
	National Fuel Gas Co.	5.200%	7/15/25	1,921	1,943
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,513
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,770
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,719
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,220
	National Grid USA	5.803%	4/1/35	2,817	2,966
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,358
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,129
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,854
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,401
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,000	2,977
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,133
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	14,958
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,072
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	11,047
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,930
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	7,363
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,089
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,104
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,786
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,879
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	6,246
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,645
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	8,374
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	7,777
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	5,370
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	8,750
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,110
[3]	Nevada Power Co.	6.750%	7/1/37	5,575	6,490
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	3,599
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	12,000	11,836
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	4,150	4,171
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,150	4,185
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	12,065
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	13,926
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,572
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	296
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	40,342
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	4,084
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,734
	NiSource Inc.	0.950%	8/15/25	13,258	11,897
	NiSource Inc.	3.490%	5/15/27	10,500	10,052
	NiSource Inc.	2.950%	9/1/29	8,020	7,114
	NiSource Inc.	3.600%	5/1/30	5,000	4,582
	NiSource Inc.	1.700%	2/15/31	14,545	11,346
	NiSource Inc.	5.950%	6/15/41	8,021	8,309
	NiSource Inc.	5.250%	2/15/43	5,120	4,968
	NiSource Inc.	4.800%	2/15/44	4,698	4,233
	NiSource Inc.	5.650%	2/1/45	767	764
	NiSource Inc.	4.375%	5/15/47	14,975	13,177
	NiSource Inc.	3.950%	3/30/48	5,000	4,142
	Northern States Power Co.	2.250%	4/1/31	4,000	3,502
	Northern States Power Co.	6.250%	6/1/36	840	966
	Northern States Power Co.	6.200%	7/1/37	2,705	3,153
	Northern States Power Co.	5.350%	11/1/39	3,295	3,539
	Northern States Power Co.	4.000%	8/15/45	2,100	1,844
	Northern States Power Co.	3.600%	5/15/46	4,475	3,821
	Northern States Power Co.	3.600%	9/15/47	1,000	843
	Northern States Power Co.	2.900%	3/1/50	7,305	5,504
	Northern States Power Co.	2.600%	6/1/51	5,300	3,741
	Northern States Power Co.	3.200%	4/1/52	4,000	3,185
	Northern States Power Co.	4.500%	6/1/52	5,000	4,914
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,110
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,788
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,353
	NSTAR Electric Co.	5.500%	3/15/40	5,005	5,386

72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,134
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	2,630
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	6,612
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,538
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,230
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,890
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,036
	Ohio Power Co.	4.150%	4/1/48	800	702
	Ohio Power Co.	4.000%	6/1/49	5,178	4,474
[3]	Ohio Power Co.	2.900%	10/1/51	4,975	3,561
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,395
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,634
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,842
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,008
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	3,335
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	4,931
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	2,979
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,806
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,919
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,823
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	9,003
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,339
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	186
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,078
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,694
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	7,505
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	4,671
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	6,374
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,334
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,861
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	7,521
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	3,972
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,946
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	8,269
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,790
	ONE Gas Inc.	1.100%	3/11/24	5,000	4,754
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,083
	ONE Gas Inc.	4.658%	2/1/44	5,025	4,546
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,656
	Pacific Gas & Electric Co.	1.700%	11/15/23	5,000	4,810
	Pacific Gas & Electric Co.	3.850%	11/15/23	13,900	13,743
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	1,957
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	5,897
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	939
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	23,128
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,199
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	18,155
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	865
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	15,443
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	30,184
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	14,603
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,500	7,652
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	21,408
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	9,122
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	3,708
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,014
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,094
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,698
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	9,252
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	31,081
	Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	11,622
	PacifiCorp	3.600%	4/1/24	4,910	4,921
	PacifiCorp	3.500%	6/15/29	8,000	7,599
	PacifiCorp	2.700%	9/15/30	7,473	6,599
	PacifiCorp	7.700%	11/15/31	985	1,205
	PacifiCorp	5.250%	6/15/35	2,875	2,940
	PacifiCorp	6.100%	8/1/36	3,925	4,320
	PacifiCorp	5.750%	4/1/37	5,853	6,201
	PacifiCorp	6.250%	10/15/37	9,410	10,543
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.350%	7/15/38	2,650	3,003
	PacifiCorp	6.000%	1/15/39	1,135	1,246
	PacifiCorp	4.100%	2/1/42	2,006	1,783
	PacifiCorp	4.125%	1/15/49	14,900	13,315
	PacifiCorp	4.150%	2/15/50	4,000	3,587
	PacifiCorp	3.300%	3/15/51	20,089	15,766
	PacifiCorp	2.900%	6/15/52	3,700	2,708
	PECO Energy Co.	5.950%	10/1/36	2,500	2,790
	PECO Energy Co.	4.150%	10/1/44	2,732	2,492
	PECO Energy Co.	3.000%	9/15/49	3,740	2,836
	PECO Energy Co.	2.800%	6/15/50	10,900	7,999
	PECO Energy Co.	3.050%	3/15/51	4,000	3,068
	PECO Energy Co.	2.850%	9/15/51	3,325	2,445
	PECO Energy Co.	4.600%	5/15/52	4,000	4,016
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,500	3,253
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,100	931
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,981
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	11,525	11,480
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,796
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	12,730
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,840
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	7,733
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,125
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,120
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,929
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	9,400	6,990
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,491
	Potomac Electric Power Co.	3.600%	3/15/24	6,983	6,990
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,782
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	3,815
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,404
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	2,588
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,629
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,591
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	4,001
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,576
	Progress Energy Inc.	6.000%	12/1/39	6,382	6,731
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,180
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,950
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	12,883
[3]	Public Service Co. of Colorado	4.100%	6/1/32	3,000	2,990
[3]	Public Service Co. of Colorado	6.250%	9/1/37	400	465
	Public Service Co. of Colorado	6.500%	8/1/38	75	89
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	4,374
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	3,194
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	968
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,362
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	4,320
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	5,686
[3]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	14,112
[3]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,924
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	876
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,429
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,145
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,075
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,868
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,890
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,846
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,233
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,601
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	980

73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,877
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	556
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,986
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,601
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,725
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	5,682
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	6,426
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	3,133
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	4,183
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,765
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	2,939
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,518
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	13,414
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,197
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,537
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,838
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,155
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,317
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	5,891
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,617
	Puget Sound Energy Inc.	5.638%	4/15/41	925	974
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	5,370
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	4,626
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	7,235
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,370
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,905
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,333
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,864
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,700
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	4,400
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	8,451
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	2,445
	Sempra Energy	3.300%	4/1/25	8,000	7,817
	Sempra Energy	3.250%	6/15/27	7,595	7,203
	Sempra Energy	3.400%	2/1/28	14,958	14,126
	Sempra Energy	3.700%	4/1/29	5,000	4,702
	Sempra Energy	3.800%	2/1/38	13,250	11,175
	Sempra Energy	6.000%	10/15/39	8,125	8,554
	Sempra Energy	4.000%	2/1/48	4,570	3,785
	Sempra Energy	4.125%	4/1/52	8,350	6,705
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	4,924
[3]	Southern California Edison Co.	0.700%	8/1/23	750	727
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	10,589
	Southern California Edison Co.	1.100%	4/1/24	7,200	6,849
[3]	Southern California Edison Co.	0.975%	8/1/24	2,000	1,887
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	11,887
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,695
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,510
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,704
	Southern California Edison Co.	6.650%	4/1/29	850	904
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,222
	Southern California Edison Co.	2.250%	6/1/30	7,000	5,873
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,430
	Southern California Edison Co.	2.750%	2/1/32	3,500	2,960
	Southern California Edison Co.	6.000%	1/15/34	5,655	6,030
[3]	Southern California Edison Co.	5.750%	4/1/35	800	818
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	4,073
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,461
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,909
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,527
	Southern California Edison Co.	5.500%	3/15/40	5,472	5,399
	Southern California Edison Co.	4.500%	9/1/40	6,882	6,101
	Southern California Edison Co.	4.050%	3/15/42	16,496	13,670
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	2,422
	Southern California Edison Co.	4.650%	10/1/43	8,575	7,752
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern California Edison Co.	3.600%	2/1/45	9,900	7,415
	Southern California Edison Co.	4.000%	4/1/47	13,531	10,975
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	13,924
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,811
	Southern California Edison Co.	3.650%	2/1/50	15,452	11,824
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	4,760
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	4,128
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,942
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,173
	Southern California Gas Co.	3.200%	6/15/25	560	549
[3]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,387
	Southern California Gas Co.	2.950%	4/15/27	12,000	11,387
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,858
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,414
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	5,085
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	4,084
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,872
	Southern Co.	2.950%	7/1/23	3,375	3,337
	Southern Co.	4.475%	8/1/24	6,440	6,464
	Southern Co.	3.250%	7/1/26	22,141	21,207
	Southern Co.	5.113%	8/1/27	5,300	5,352
[3]	Southern Co.	1.750%	3/15/28	5,000	4,276
[3]	Southern Co.	3.700%	4/30/30	7,200	6,686
	Southern Co.	4.250%	7/1/36	11,245	10,317
	Southern Co.	4.400%	7/1/46	23,836	20,781
[3]	Southern Co.	4.000%	1/15/51	5,000	4,467
[3]	Southern Co.	3.750%	9/15/51	13,919	11,803
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	12,000	11,832
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,428
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	11,436
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,655
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,303
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,859
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	11,783
	Southern Power Co.	4.150%	12/1/25	4,525	4,527
	Southern Power Co.	0.900%	1/15/26	1,000	891
	Southern Power Co.	5.150%	9/15/41	4,990	4,701
	Southern Power Co.	5.250%	7/15/43	2,635	2,500
[3]	Southern Power Co.	4.950%	12/15/46	3,965	3,638
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,347
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,036
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,456
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,040
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,903
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,391
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	5,869
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,657
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,912
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	5,216
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	8,104
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	5,165
	Southwestern Public Service Co.	3.300%	6/15/24	200	199
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,929
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	6,553
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,966
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	3,308
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	6,318
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	9,000
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,887
	Tampa Electric Co.	4.100%	6/15/42	2,250	1,992
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,099
	Tampa Electric Co.	4.300%	6/15/48	4,065	3,683
	Tampa Electric Co.	3.625%	6/15/50	2,000	1,629
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,579
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,065
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,964
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	1,995
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,704
	Tucson Electric Power Co.	4.850%	12/1/48	800	767

74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	3.500%	4/15/24	4,990	4,991
	Union Electric Co.	2.950%	6/15/27	17,194	16,371
	Union Electric Co.	3.500%	3/15/29	3,650	3,494
	Union Electric Co.	2.950%	3/15/30	4,525	4,114
	Union Electric Co.	2.150%	3/15/32	5,600	4,669
	Union Electric Co.	5.300%	8/1/37	3,882	4,031
	Union Electric Co.	8.450%	3/15/39	2,365	3,173
	Union Electric Co.	3.900%	9/15/42	175	153
	Union Electric Co.	3.650%	4/15/45	3,625	2,983
	Union Electric Co.	4.000%	4/1/48	8,500	7,451
	Union Electric Co.	3.250%	10/1/49	4,840	3,760
	Union Electric Co.	2.625%	3/15/51	7,500	5,235
	Union Electric Co.	3.900%	4/1/52	5,200	4,604
	United Utilities plc	6.875%	8/15/28	175	190
	Veolia Environnement SA	6.750%	6/1/38	2,643	3,131
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,478
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,391
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,391
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	13,819
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,692
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	11,277
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,639
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	21,714
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,691
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,242
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,573
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,653
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	6,980
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	15,146
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	9,505	9,051
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	7,119
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	6,622
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	8,551
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	6,477
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	10,284
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,916
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	14,749
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	10,860
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	5,400	5,242
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	3,041
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,578
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,252
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,198
	WEC Energy Group Inc.	3.550%	6/15/25	926	909
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	9,961
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,640
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,025
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,927
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,179
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	163
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	109
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,499
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,175
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,457
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	3,258
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,244
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	4,207
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,937
	Xcel Energy Inc.	0.500%	10/15/23	5,000	4,805
	Xcel Energy Inc.	3.300%	6/1/25	12,900	12,671
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,575
	Xcel Energy Inc.	4.000%	6/15/28	13,245	12,946
	Xcel Energy Inc.	2.600%	12/1/29	23,005	20,225
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,501
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,650
	Xcel Energy Inc.	4.600%	6/1/32	3,000	2,980
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,872
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.500%	12/1/49	9,276	7,367
					4,995,169
Total Corporate Bonds (Cost $68,764,292)					61,211,425
Sovereign Bonds (3.5%)
	African Development Bank	3.000%	9/20/23	12,900	12,896
[3]	African Development Bank	0.875%	3/23/26	36,000	33,113
[3]	African Development Bank	0.875%	7/22/26	18,725	17,088
[3]	Asian Development Bank	0.250%	7/14/23	49,000	47,708
[3]	Asian Development Bank	0.250%	10/6/23	47,800	46,220
	Asian Development Bank	2.625%	1/30/24	16,550	16,446
[3]	Asian Development Bank	0.375%	6/11/24	54,745	51,992
[3]	Asian Development Bank	0.625%	10/8/24	25,000	23,697
	Asian Development Bank	1.500%	10/18/24	27,500	26,556
[3]	Asian Development Bank	2.000%	1/22/25	13,225	12,875
[3]	Asian Development Bank	2.125%	3/19/25	13,404	13,073
	Asian Development Bank	0.625%	4/29/25	13,400	12,510
[3]	Asian Development Bank	2.875%	5/6/25	43,180	42,910
[3]	Asian Development Bank	0.375%	9/3/25	75,611	69,373
[3]	Asian Development Bank	0.500%	2/4/26	67,225	61,230
[3]	Asian Development Bank	1.000%	4/14/26	40,000	36,946
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,629
[3]	Asian Development Bank	1.750%	8/14/26	7,666	7,258
[3]	Asian Development Bank	2.625%	1/12/27	11,224	10,978
[3]	Asian Development Bank	1.500%	1/20/27	48,150	44,809
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,068
	Asian Development Bank	6.220%	8/15/27	2,175	2,452
[3]	Asian Development Bank	2.500%	11/2/27	46,115	44,597
[3]	Asian Development Bank	2.750%	1/19/28	450	440
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,474
[3]	Asian Development Bank	3.125%	9/26/28	15,188	15,124
[3]	Asian Development Bank	1.750%	9/19/29	6,340	5,753
[3]	Asian Development Bank	1.875%	1/24/30	10,865	9,903
[3]	Asian Development Bank	0.750%	10/8/30	19,000	15,696
[3]	Asian Development Bank	1.500%	3/4/31	34,200	29,871
	Asian Development Bank	3.125%	4/27/32	25,000	24,826
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,319
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	12,569
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	13,119
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	30,023
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	29,892
	Canadian Government Bond	1.625%	1/22/25	26,500	25,586
	Canadian Government Bond	2.875%	4/28/25	28,580	28,415
	Canadian Government Bond	0.750%	5/19/26	45,000	41,087
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,540
	Corp. Andina de Fomento	1.250%	10/26/24	19,000	18,022
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,279
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,536
	Council of Europe Development Bank	0.250%	10/20/23	10,875	10,490
	Council of Europe Development Bank	2.500%	2/27/24	1,825	1,810
	Council of Europe Development Bank	0.375%	6/10/24	12,775	12,125
	Council of Europe Development Bank	1.375%	2/27/25	11,435	10,941
	Council of Europe Development Bank	3.000%	6/16/25	6,240	6,218
	Council of Europe Development Bank	0.875%	9/22/26	20,900	19,036
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,912
	Equinor ASA	2.650%	1/15/24	18,747	18,569
	Equinor ASA	3.700%	3/1/24	9,856	9,902
	Equinor ASA	3.250%	11/10/24	10,194	10,141
	Equinor ASA	2.875%	4/6/25	500	491

75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	1.750%	1/22/26	10,247	9,558
	Equinor ASA	3.000%	4/6/27	3,254	3,132
	Equinor ASA	7.250%	9/23/27	4,350	4,974
	Equinor ASA	3.625%	9/10/28	9,652	9,437
[7]	Equinor ASA	6.500%	12/1/28	225	251
	Equinor ASA	3.125%	4/6/30	17,391	16,104
	Equinor ASA	2.375%	5/22/30	26,288	23,062
	Equinor ASA	5.100%	8/17/40	11,100	11,646
	Equinor ASA	4.250%	11/23/41	3,100	2,922
	Equinor ASA	3.950%	5/15/43	3,025	2,703
	Equinor ASA	4.800%	11/8/43	12,295	12,315
	Equinor ASA	3.250%	11/18/49	11,671	9,267
	Equinor ASA	3.700%	4/6/50	19,825	17,096
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,215
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	1,939
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,175
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	19,402
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	20,213
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	23,818
[3]	European Investment Bank	2.875%	8/15/23	32,200	32,166
	European Investment Bank	0.250%	9/15/23	67,000	64,860
[3]	European Investment Bank	3.125%	12/14/23	12,000	12,015
	European Investment Bank	3.250%	1/29/24	59,480	59,673
	European Investment Bank	2.625%	3/15/24	52,370	52,006
	European Investment Bank	2.250%	6/24/24	28,195	27,755
	European Investment Bank	0.375%	7/24/24	41,800	39,605
	European Investment Bank	2.500%	10/15/24	9,922	9,800
	European Investment Bank	1.875%	2/10/25	15,100	14,651
	European Investment Bank	1.625%	3/14/25	47,900	46,117
	European Investment Bank	0.625%	7/25/25	52,600	48,820
	European Investment Bank	2.750%	8/15/25	60,000	59,367
	European Investment Bank	0.375%	12/15/25	57,200	52,088
	European Investment Bank	0.375%	3/26/26	65,800	59,401
	European Investment Bank	2.125%	4/13/26	23,000	22,189
	European Investment Bank	0.750%	10/26/26	28,000	25,323
[3]	European Investment Bank	1.375%	3/15/27	31,000	28,613
	European Investment Bank	2.375%	5/24/27	22,528	21,758
	European Investment Bank	0.625%	10/21/27	4,000	3,509
	European Investment Bank	1.625%	10/9/29	3,060	2,759
	European Investment Bank	0.875%	5/17/30	3,000	2,522
	European Investment Bank	0.750%	9/23/30	17,010	14,124
	European Investment Bank	1.250%	2/14/31	23,015	19,737
	European Investment Bank	4.875%	2/15/36	14,460	16,824
[8]	Export Development Canada	2.625%	2/21/24	16,900	16,788
[8]	Export Development Canada	3.000%	5/25/27	22,100	21,912
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,068
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	18,065
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,559
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	13,199
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	960
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,140
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,517
	Export-Import Bank of Korea	2.625%	5/26/26	10,500	10,167
	Export-Import Bank of Korea	3.250%	8/12/26	425	420
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,144
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,864
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	16,046
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,800
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,674
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	7,863
[3]	Hong Kong Government International Bond	1.750%	11/24/31	1,000	869
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	7,878
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	5,159
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	3.000%	10/4/23	34,050	34,042
	Inter-American Development Bank	0.250%	11/15/23	52,375	50,450
	Inter-American Development Bank	2.625%	1/16/24	28,201	28,022
	Inter-American Development Bank	3.000%	2/21/24	13,000	12,988
[5]	Inter-American Development Bank	3.250%	7/1/24	15,000	15,036
	Inter-American Development Bank	0.500%	9/23/24	40,000	37,811
	Inter-American Development Bank	2.125%	1/15/25	21,000	20,514
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	24,620
	Inter-American Development Bank	0.875%	4/3/25	6,114	5,758
	Inter-American Development Bank	7.000%	6/15/25	6,750	7,455
	Inter-American Development Bank	0.625%	7/15/25	35,475	32,928
[3]	Inter-American Development Bank	0.875%	4/20/26	40,000	36,737
[3]	Inter-American Development Bank	2.000%	6/2/26	29,907	28,626
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,377
	Inter-American Development Bank	2.375%	7/7/27	28,500	27,457
	Inter-American Development Bank	0.625%	9/16/27	33,700	29,604
	Inter-American Development Bank	1.125%	7/20/28	21,100	18,717
	Inter-American Development Bank	3.125%	9/18/28	25,000	24,902
	Inter-American Development Bank	2.250%	6/18/29	23,200	21,814
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	60,048
[3]	Inter-American Development Bank	3.875%	10/28/41	350	357
	Inter-American Development Bank	3.200%	8/7/42	6,901	6,375
	Inter-American Development Bank	4.375%	1/24/44	4,600	5,071
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	62,857
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	57,760
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	34,403
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	27,022
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	46,598
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	17,335
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	30,231
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	78,430
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	55,228
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	36,759
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	47,721
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	19,613
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	531
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	24,245
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,743
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	14,506
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	30,829
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	20,340
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	21,734
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,502
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	12,600
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	30,522
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	68,274
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	83,079

76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	29,918
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,832
[3]	International Finance Corp.	2.875%	7/31/23	21,765	21,739
[3]	International Finance Corp.	1.375%	10/16/24	12,260	11,817
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,450
[3]	International Finance Corp.	2.125%	4/7/26	15,290	14,729
	International Finance Corp.	0.750%	8/27/30	8,965	7,429
[3,9]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	5,887
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	18,265
[3,9]	Japan Bank for International Cooperation	3.375%	7/31/23	225	226
[9]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,158
[9]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	18,967
[3,9]	Japan Bank for International Cooperation	0.500%	4/15/24	10,000	9,541
[3,9]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	13,820
[3,9]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	16,192
[3,9]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,141
[3,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,109
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	28,000	27,690
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	15,708
[3,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,237
[3,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	2,037
[3,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	17,203
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	18,551
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	12,461
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	21,105
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	12,065
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	16,159
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	20,560	18,981
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,358
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,396
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	17,203
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,132
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	29,691
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,470
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,307
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,217
[10]	KFW	0.250%	10/19/23	55,000	53,094
[10]	KFW	2.625%	2/28/24	47,800	47,480
[10]	KFW	0.250%	3/8/24	65,000	62,043
[10]	KFW	1.375%	8/5/24	21,200	20,494
[10]	KFW	0.500%	9/20/24	42,400	40,094
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	KFW	2.500%	11/20/24	49,500	48,857
[10]	KFW	1.250%	1/31/25	45,925	43,870
[10]	KFW	2.000%	5/2/25	16,640	16,148
[10]	KFW	0.375%	7/18/25	78,450	72,240
[10]	KFW	0.625%	1/22/26	65,400	59,884
[10]	KFW	1.000%	10/1/26	25,000	22,900
[10]	KFW	3.000%	5/20/27	80,330	79,789
[10]	KFW	2.875%	4/3/28	18,635	18,345
[10]	KFW	1.750%	9/14/29	7,225	6,582
[10]	KFW	0.750%	9/30/30	34,750	28,812
[10]	KFW	0.000%	4/18/36	13,280	8,417
[10]	KFW	0.000%	6/29/37	27,892	16,755
	Korea Development Bank	3.750%	1/22/24	14,400	14,504
	Korea Development Bank	3.250%	2/19/24	1,000	1,000
	Korea Development Bank	2.125%	10/1/24	4,300	4,186
	Korea Development Bank	0.750%	1/25/25	9,450	8,828
	Korea Development Bank	3.000%	1/13/26	1,100	1,082
	Korea Development Bank	1.375%	4/25/27	11,000	9,912
	Korea Development Bank	1.625%	1/19/31	9,500	8,004
	Korea Development Bank	2.000%	10/25/31	6,500	5,543
[10]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,007
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,883
[3,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	5,731
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,262
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	24,256
[3,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,076
[3,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	22,280
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	18,148
	Nordic Investment Bank	2.875%	7/19/23	8,750	8,749
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,205
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,185
	Nordic Investment Bank	0.375%	9/11/25	22,100	20,273
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	14,267
	North American Development Bank	2.400%	10/26/22	909	907
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,005
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	12,651
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	19,373
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	26,750
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	10,292
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,315
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,597	26,934
	Oriental Republic of Uruguay	7.875%	1/15/33	200	251
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	6,543
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	6,028	5,513
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	35,580	35,641
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	27,891
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	300	290
[12]	Petroleos Mexicanos	2.378%	4/15/25	570	535
	Province of Alberta	3.350%	11/1/23	17,910	17,961
	Province of Alberta	2.950%	1/23/24	12,350	12,320
	Province of Alberta	1.875%	11/13/24	15,000	14,553
	Province of Alberta	1.000%	5/20/25	12,395	11,647
	Province of Alberta	3.300%	3/15/28	14,000	13,886
	Province of Alberta	1.300%	7/22/30	25,282	21,478
[3]	Province of British Columbia	6.500%	1/15/26	622	683
	Province of British Columbia	2.250%	6/2/26	6,647	6,397
	Province of British Columbia	0.900%	7/20/26	15,000	13,654
	Province of British Columbia	1.300%	1/29/31	8,300	7,014
	Province of British Columbia	7.250%	9/1/36	2,681	3,762
[3]	Province of Manitoba	2.600%	4/16/24	9,700	9,612
	Province of Manitoba	3.050%	5/14/24	4,800	4,790
	Province of Manitoba	2.125%	6/22/26	9,782	9,329
[3]	Province of Manitoba	1.500%	10/25/28	5,300	4,720
	Province of New Brunswick	3.625%	2/24/28	5,300	5,357
	Province of Ontario	3.400%	10/17/23	35,765	35,910
	Province of Ontario	3.050%	1/29/24	20,050	20,045
	Province of Ontario	3.200%	5/16/24	10,000	10,005
	Province of Ontario	1.050%	4/14/26	9,950	9,159

77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	2.500%	4/27/26	8,000	7,762
	Province of Ontario	2.300%	6/15/26	20,000	19,241
	Province of Ontario	3.100%	5/19/27	51,760	51,110
	Province of Ontario	2.000%	10/2/29	17,000	15,422
	Province of Ontario	1.125%	10/7/30	14,200	11,850
	Province of Ontario	1.600%	2/25/31	59,500	51,189
	Province of Ontario	1.800%	10/14/31	9,000	7,775
[3]	Province of Ontario	2.125%	1/21/32	12,000	10,644
[3]	Province of Quebec	7.125%	2/9/24	8,950	9,482
[3]	Province of Quebec	2.875%	10/16/24	10,000	9,946
[3]	Province of Quebec	1.500%	2/11/25	16,354	15,693
	Province of Quebec	0.600%	7/23/25	22,600	20,890
	Province of Quebec	2.500%	4/20/26	500	486
	Province of Quebec	2.750%	4/12/27	43,050	41,964
[3]	Province of Quebec	7.500%	9/15/29	11,407	14,221
	Province of Quebec	1.350%	5/28/30	14,200	12,160
	Province of Quebec	1.900%	4/21/31	88,000	77,804
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,960
	Republic of Chile	2.250%	10/30/22	1,000	998
	Republic of Chile	3.125%	3/27/25	7,330	7,155
	Republic of Chile	3.125%	1/21/26	8,894	8,592
[3]	Republic of Chile	2.750%	1/31/27	8,200	7,663
[3]	Republic of Chile	3.240%	2/6/28	31,810	29,953
[3]	Republic of Chile	2.450%	1/31/31	21,574	18,410
[3]	Republic of Chile	2.550%	7/27/33	34,400	28,102
[3]	Republic of Chile	3.500%	1/31/34	12,420	11,045
[3]	Republic of Chile	3.100%	5/7/41	28,110	21,453
[3]	Republic of Chile	4.340%	3/7/42	9,504	8,468
[3]	Republic of Chile	3.500%	1/25/50	23,300	17,929
[3]	Republic of Chile	4.000%	1/31/52	14,735	12,218
[3]	Republic of Chile	3.100%	1/22/61	15,850	10,719
[3]	Republic of Chile	3.250%	9/21/71	2,750	1,836
	Republic of Finland	6.950%	2/15/26	1,000	1,119
	Republic of Hungary	5.750%	11/22/23	6,175	6,299
	Republic of Hungary	5.375%	3/25/24	10,000	10,198
	Republic of Hungary	7.625%	3/29/41	13,441	15,511
	Republic of Indonesia	3.500%	1/11/28	19,400	18,524
	Republic of Indonesia	4.100%	4/24/28	7,850	7,716
	Republic of Indonesia	4.750%	2/11/29	16,150	16,290
	Republic of Indonesia	3.400%	9/18/29	3,650	3,388
	Republic of Indonesia	2.850%	2/14/30	6,800	6,055
	Republic of Indonesia	3.850%	10/15/30	17,800	16,909
	Republic of Indonesia	1.850%	3/12/31	15,800	12,789
[3]	Republic of Indonesia	2.150%	7/28/31	9,500	7,785
[3]	Republic of Indonesia	3.550%	3/31/32	13,545	12,285
	Republic of Indonesia	4.350%	1/11/48	19,695	17,160
	Republic of Indonesia	5.350%	2/11/49	16,550	16,235
	Republic of Indonesia	3.700%	10/30/49	11,725	9,406
	Republic of Indonesia	3.500%	2/14/50	3,000	2,366
	Republic of Indonesia	4.200%	10/15/50	19,100	16,416
	Republic of Indonesia	3.050%	3/12/51	13,000	9,871
[3]	Republic of Indonesia	4.300%	3/31/52	4,475	3,901
[3]	Republic of Indonesia	3.200%	9/23/61	7,700	5,431
	Republic of Indonesia	4.450%	4/15/70	11,785	10,044
	Republic of Indonesia	3.350%	3/12/71	7,300	5,139
	Republic of Italy	6.875%	9/27/23	24,693	25,653
	Republic of Italy	0.875%	5/6/24	19,500	18,438
	Republic of Italy	2.375%	10/17/24	24,000	23,238
	Republic of Italy	1.250%	2/17/26	32,100	28,670
	Republic of Italy	2.875%	10/17/29	20,800	18,377
	Republic of Italy	5.375%	6/15/33	21,495	22,560
	Republic of Italy	4.000%	10/17/49	21,600	17,811
	Republic of Italy	3.875%	5/6/51	34,655	27,917
	Republic of Korea	3.875%	9/11/23	1,200	1,211
	Republic of Korea	5.625%	11/3/25	1,511	1,609
	Republic of Korea	2.750%	1/19/27	42,176	41,065
	Republic of Korea	2.500%	6/19/29	10,500	9,948
	Republic of Korea	1.000%	9/16/30	7,500	6,242
	Republic of Korea	1.750%	10/15/31	6,750	5,896
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	4.125%	6/10/44	8,711	9,099
	Republic of Korea	3.875%	9/20/48	5,693	5,741
[3]	Republic of Panama	4.000%	9/22/24	12,867	12,858
[3]	Republic of Panama	3.750%	3/16/25	12,636	12,491
	Republic of Panama	7.125%	1/29/26	10,702	11,600
	Republic of Panama	8.875%	9/30/27	7,896	9,305
[3]	Republic of Panama	3.875%	3/17/28	10,390	9,915
	Republic of Panama	9.375%	4/1/29	8,380	10,238
[3]	Republic of Panama	3.160%	1/23/30	6,500	5,787
[3]	Republic of Panama	2.252%	9/29/32	27,975	21,874
[3]	Republic of Panama	6.700%	1/26/36	21,063	22,753
[3]	Republic of Panama	4.500%	5/15/47	10,643	8,780
[3]	Republic of Panama	4.500%	4/16/50	31,218	25,505
[3]	Republic of Panama	4.300%	4/29/53	16,050	12,649
[3]	Republic of Panama	4.500%	4/1/56	35,556	28,378
[3]	Republic of Panama	3.870%	7/23/60	28,175	20,020
[3]	Republic of Panama	4.500%	1/19/63	13,800	10,695
	Republic of Peru	7.350%	7/21/25	900	972
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,254
	Republic of Peru	4.125%	8/25/27	4,800	4,705
	Republic of Peru	2.844%	6/20/30	7,925	6,911
[3]	Republic of Peru	2.783%	1/23/31	48,050	40,882
[3]	Republic of Peru	1.862%	12/1/32	14,900	11,349
	Republic of Peru	8.750%	11/21/33	27,093	34,324
[3]	Republic of Peru	3.000%	1/15/34	16,000	13,129
[3]	Republic of Peru	6.550%	3/14/37	10,180	11,093
[3]	Republic of Peru	3.300%	3/11/41	14,300	10,776
	Republic of Peru	5.625%	11/18/50	23,033	23,909
[3]	Republic of Peru	3.550%	3/10/51	3,100	2,313
[3]	Republic of Peru	2.780%	12/1/60	12,250	7,580
[3]	Republic of Peru	3.600%	1/15/72	19,500	13,166
[3]	Republic of Peru	3.230%	7/28/21	14,925	9,186
	Republic of Poland	3.000%	3/17/23	6,245	6,220
	Republic of Poland	4.000%	1/22/24	17,000	17,004
	Republic of Poland	3.250%	4/6/26	14,350	13,918
	Republic of the Philippines	4.200%	1/21/24	8,400	8,476
	Republic of the Philippines	9.500%	10/21/24	2,170	2,445
	Republic of the Philippines	10.625%	3/16/25	8,525	10,035
	Republic of the Philippines	5.500%	3/30/26	9,350	9,786
	Republic of the Philippines	3.229%	3/29/27	5,200	5,043
	Republic of the Philippines	3.000%	2/1/28	46,550	44,331
	Republic of the Philippines	3.750%	1/14/29	19,000	18,447
	Republic of the Philippines	9.500%	2/2/30	12,800	16,548
	Republic of the Philippines	2.457%	5/5/30	11,800	10,291
	Republic of the Philippines	7.750%	1/14/31	13,750	16,580
	Republic of the Philippines	1.648%	6/10/31	4,684	3,758
	Republic of the Philippines	1.950%	1/6/32	9,075	7,376
	Republic of the Philippines	6.375%	1/15/32	11,504	12,836
	Republic of the Philippines	3.556%	9/29/32	14,300	13,186
	Republic of the Philippines	6.375%	10/23/34	21,140	23,691
	Republic of the Philippines	5.000%	1/13/37	9,150	9,116
	Republic of the Philippines	3.950%	1/20/40	25,190	21,852
	Republic of the Philippines	3.700%	3/1/41	17,108	14,143
	Republic of the Philippines	3.700%	2/2/42	21,838	18,052
	Republic of the Philippines	2.950%	5/5/45	14,130	10,108
	Republic of the Philippines	2.650%	12/10/45	17,528	12,014
	Republic of the Philippines	3.200%	7/6/46	21,900	16,359
	Republic of the Philippines	4.200%	3/29/47	11,904	10,382
	State of Israel	2.875%	3/16/26	10,713	10,437
	State of Israel	3.250%	1/17/28	6,795	6,638
	State of Israel	2.500%	1/15/30	2,125	1,949
	State of Israel	2.750%	7/3/30	20,127	18,709
	State of Israel	4.500%	1/30/43	10,330	10,183
	State of Israel	4.125%	1/17/48	9,725	8,977
	State of Israel	3.375%	1/15/50	31,525	25,523
	State of Israel	3.875%	7/3/50	19,450	17,097
	State of Israel	4.500%	4/3/20	11,950	10,860
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,502
	Svensk Exportkredit AB	0.500%	11/10/23	16,000	15,462

78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	12,605
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	4,923
	Svensk Exportkredit AB	0.625%	10/7/24	38,000	35,933
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	13,303
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	19,079
[3]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,405
	United Mexican States	3.600%	1/30/25	21,771	21,630
[3]	United Mexican States	3.900%	4/27/25	10,750	10,744
	United Mexican States	4.125%	1/21/26	25,790	25,789
	United Mexican States	4.150%	3/28/27	29,155	28,729
	United Mexican States	3.750%	1/11/28	27,600	26,420
	United Mexican States	4.500%	4/22/29	25,900	25,155
[3]	United Mexican States	3.250%	4/16/30	52,850	46,469
[3]	United Mexican States	2.659%	5/24/31	6,200	5,097
[3]	United Mexican States	8.300%	8/15/31	4,390	5,480
[3]	United Mexican States	4.750%	4/27/32	28,400	27,263
[3]	United Mexican States	7.500%	4/8/33	4,200	5,015
[3]	United Mexican States	3.500%	2/12/34	30,546	25,240
[3]	United Mexican States	6.750%	9/27/34	2,264	2,481
	United Mexican States	6.050%	1/11/40	29,032	28,445
[3]	United Mexican States	4.280%	8/14/41	70,280	55,552
[3]	United Mexican States	4.750%	3/8/44	40,333	33,410
	United Mexican States	5.550%	1/21/45	7,625	6,982
	United Mexican States	4.600%	1/23/46	23,691	18,880
	United Mexican States	4.350%	1/15/47	31,459	23,964
	United Mexican States	4.600%	2/10/48	31,196	24,686
[3]	United Mexican States	4.500%	1/31/50	28,000	21,735
[3]	United Mexican States	5.000%	4/27/51	20,890	17,287
[3]	United Mexican States	4.400%	2/12/52	30,700	23,000
[3]	United Mexican States	3.771%	5/24/61	49,600	32,078
[3]	United Mexican States	5.750%	10/12/10	26,007	21,744
Total Sovereign Bonds (Cost $8,672,976)					7,975,362
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,510	1,500
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	3,825	3,095
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,732
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,879
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	7,267
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,555	2,951
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	15,077
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,008
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	4,066
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	19,777
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	6,907
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	10,173
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	4,265
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Airport System Revenue	3.477%	10/1/43	375	316
	California GO	3.375%	4/1/25	8,500	8,494
	California GO	2.650%	4/1/26	5,000	4,855
	California GO	1.700%	2/1/28	4,125	3,707
	California GO	3.500%	4/1/28	5,500	5,434
	California GO	2.500%	10/1/29	7,630	6,992
	California GO	1.750%	11/1/30	9,464	8,024
	California GO	4.500%	4/1/33	14,070	14,408
	California GO	7.500%	4/1/34	26,580	34,115
	California GO	4.600%	4/1/38	11,425	11,552
	California GO	7.550%	4/1/39	31,220	42,350
	California GO	7.300%	10/1/39	19,015	24,598
	California GO	7.350%	11/1/39	9,050	11,789
	California GO	7.625%	3/1/40	13,465	18,200
	California GO	7.600%	11/1/40	20,835	28,771
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	800	749
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,989
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,230
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	5,037
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,957
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	4,289
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	749
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	4,116
	Chicago IL GO Prere.	7.045%	1/1/23	465	474
	Chicago IL GO	7.045%	1/1/29	3,200	3,402
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,951
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	10,513
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	6,734
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,685	9,216
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	3,820	3,407
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	4,352
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,864
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,755
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,167
	Connecticut GO	5.090%	10/1/30	800	836
	Connecticut GO	5.850%	3/15/32	10,205	11,435
	Cook County IL GO	6.229%	11/15/34	2,695	3,104
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	966
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,554
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,801
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	3,725
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,555
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	11,173
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,895

79

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,274
Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	9,379
District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	12,262
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,763
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	8,241
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	13,730
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	8,841
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,902
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,080
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,342	10,965
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,851	8,210
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,213	5,964
Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,449
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,825	2,435
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	2,016
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,776
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	3,044
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,984
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	4,690	4,121
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	4,300	3,875
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,697
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	209
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	18,990
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	2,556
Houston TX GO	6.290%	3/1/32	10,115	11,300
Houston TX GO	3.961%	3/1/47	1,270	1,188
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,467
Illinois GO	5.100%	6/1/33	82,430	82,932
Illinois GO	6.630%	2/1/35	1,925	2,050
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,863
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,432
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,064
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	6,087
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,640
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,464
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	395	414
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	3,078
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,203
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	5,693
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	2,674
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	8,147
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	7,058
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,564
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	1,909
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	10,833
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	1,649
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	3,812
	Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	19,614
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	9,348
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	7,448
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,169
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	3.615%	2/1/29	7,550	7,548
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.145%	2/1/33	7,725	7,728
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.275%	2/1/36	1,900	1,889
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds	4.475%	8/1/39	8,265	8,182
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,078

80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,183
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	965
	Massachusetts GO	2.663%	9/1/39	3,949	3,271
	Massachusetts GO	5.456%	12/1/39	5,250	5,831
	Massachusetts GO	2.514%	7/1/41	7,225	5,599
	Massachusetts GO	2.813%	9/1/43	7,000	5,509
	Massachusetts GO	2.900%	9/1/49	5,495	4,284
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,929
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,562
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,380
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,765
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	4,272
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	2,850	2,350
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	1,875
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,052
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,744
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	730
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	11,704
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	5,258
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	3,374
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,984
	Michigan State University Revenue	4.165%	8/15/22	5,300	4,469
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	3,300	2,551
	Mississippi GO	5.245%	11/1/34	3,220	3,501
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,817
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,136
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	12,133
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,045
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	4,145	3,729
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,974
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,905	5,128
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	22,650
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	25,492
New York City NY GO	5.517%	10/1/37	3,525	3,956
New York City NY GO	6.271%	12/1/37	5,425	6,476
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	6,677
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	940
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,211
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	427
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	6,820
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	15,892
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,825	4,182
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,177
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,414
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	1,084
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	11,011
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	707
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	12,975
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,522
New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	5,944
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	7,348
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	2,776
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,992
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,512
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	1,722
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	4,589
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,277
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	2,966

81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	3,000	3,249
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	1,793
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	13,762
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	3,199
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	4,160
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	5,496
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	3,179
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,159
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,307
	Oregon GO	5.762%	6/1/23	284	290
	Oregon GO	5.892%	6/1/27	8,130	8,684
[14]	Oregon GO	3.424%	3/1/60	5,270	4,286
[15]	Oregon School Boards Association GO	5.528%	6/30/28	375	394
	Pennsylvania State University	2.790%	9/1/43	5,175	4,182
	Pennsylvania State University	2.840%	9/1/50	5,190	4,036
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	4,096
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	2,398
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,313
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	16,251
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,488
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	5,238
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,403
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,653
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,908
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,727
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	936
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,917
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	23,055	22,417
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	7,623
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	3,187
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	90
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,562
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,389
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	663
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,242
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	879
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	3,417
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,596
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	7,510
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,645
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,445
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,960
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	8,176
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,436
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,123
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,048
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,174
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	7,613
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	4,920	3,911
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	7,783
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,281
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	3,681
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,713
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	8,453
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,022
	Texas GO	5.517%	4/1/39	11,570	13,100
	Texas GO	3.211%	4/1/44	4,370	3,733
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	11,629
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,234
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	6,284
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	6,146
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	13,473
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	3,811
[15]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,557
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,050	2,030
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	23,655
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,465
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,135
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,800	1,768
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,538

82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	275	200
	University of California Revenue	0.883%	5/15/25	2,600	2,421
	University of California Revenue	3.063%	7/1/25	14,321	14,190
	University of California Revenue	1.316%	5/15/27	7,550	6,771
	University of California Revenue	1.614%	5/15/30	5,830	4,892
	University of California Revenue	4.601%	5/15/31	8,330	8,574
	University of California Revenue	5.946%	5/15/45	5,510	6,404
	University of California Revenue	3.071%	5/15/51	5,900	4,455
	University of California Revenue	4.858%	5/15/12	12,189	11,579
	University of California Revenue	4.767%	5/15/15	4,925	4,591
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,771
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,873
	University of Michigan Revenue	3.504%	4/1/52	5,300	4,688
	University of Michigan Revenue	4.454%	4/1/22	12,600	11,470
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,827
	University of North Carolina University System Revenue	3.327%	12/1/36	90	84
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	8,965	6,517
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,363
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,237
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,705
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,875
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,955
	University of Virginia Revenue	2.256%	9/1/50	11,890	8,187
	University of Virginia Revenue	4.179%	9/1/17	3,565	3,085
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,539
	Utah GO	4.554%	7/1/24	4,470	4,533
	Utah GO	3.539%	7/1/25	5,420	5,454
	Washington GO	5.140%	8/1/40	3,720	4,152
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	2,770	2,248
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,110	2,242
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	2,982
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,256
Total Taxable Municipal Bonds (Cost $1,776,648)					1,623,649
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[17]	Vanguard Market Liquidity Fund (Cost $1,367,370)	1.417%	13,680,199	1,367,610
Total Investments (100.1%) (Cost $252,011,059)				229,967,951
Other Assets and Liabilities—Net (-0.1%)				(148,454)
Net Assets (100%)				229,819,497
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $11,128,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $1,174,763,000, representing 0.5% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
83

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $250,643,689)	228,600,341
Affiliated Issuers (Cost $1,367,370)	1,367,610
Total Investments in Securities	229,967,951
Investment in Vanguard	8,472
Cash	109,211
Receivables for Investment Securities Sold	1,737,639
Receivables for Accrued Income	1,205,033
Receivables for Capital Shares Issued	214,890
Total Assets	233,243,196
Liabilities
Payables for Investment Securities Purchased	2,998,480
Payables for Capital Shares Redeemed	419,922
Payables to Vanguard	5,297
Total Liabilities	3,423,699
Net Assets	229,819,497
At June 30, 2022, net assets consisted of:

Paid-in Capital	253,826,553
Total Distributable Earnings (Loss)	(24,007,056)
Net Assets	229,819,497

Investor Shares—Net Assets
Applicable to 12,174,898,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	119,143,464
Net Asset Value Per Share—Investor Shares	$9.79

Institutional Shares—Net Assets
Applicable to 11,309,626,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,676,033
Net Asset Value Per Share—Institutional Shares	$9.79
See accompanying Notes, which are an integral part of the Financial Statements.
84

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	2,535,339
Total Income	2,535,339
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,961
Management and Administrative—Investor Shares	46,997
Management and Administrative—Institutional Shares	7,837
Marketing and Distribution—Investor Shares	5,486
Marketing and Distribution—Institutional Shares	2,231
Custodian Fees	241
Shareholders’ Reports—Investor Shares	888
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	61
Other Expenses	38
Total Expenses	68,748
Expenses Paid Indirectly	(8)
Net Expenses	68,740
Net Investment Income	2,466,599
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,619,672)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(27,872,301)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,025,374)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,502,000, $1,447,000, and ($1,647,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
85

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,466,599	4,344,272
Realized Net Gain (Loss)	(1,619,672)	405,004
Change in Unrealized Appreciation (Depreciation)	(27,872,301)	(8,345,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,025,374)	(3,595,978)
Distributions
Investor Shares	(1,384,312)	(2,656,395)
Institutional Shares	(1,265,164)	(2,078,929)
Total Distributions	(2,649,476)	(4,735,324)
Capital Share Transactions
Investor Shares	(6,922,276)	17,639,973
Institutional Shares	9,009,451	26,333,401
Net Increase (Decrease) from Capital Share Transactions	2,087,175	43,973,374
Total Increase (Decrease)	(27,587,675)	35,642,072
Net Assets
Beginning of Period	257,407,172	221,765,100
End of Period	229,819,497	257,407,172
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.05	$11.46	$11.01	$10.42	$10.72	$10.61
Investment Operations
Net Investment Income[1]	.103	.194	.249	.299	.285	.259
Net Realized and Unrealized Gain (Loss) on Investments	(1.252)	(.393)	.551	.590	(.301)	.112
Total from Investment Operations	(1.149)	(.199)	.800	.889	(.016)	.371
Distributions
Dividends from Net Investment Income	(.103)	(.194)	(.249)	(.299)	(.284)	(.259)
Distributions from Realized Capital Gains	(.008)	(.017)	(.101)	—	(.000)[2]	(.002)
Total Distributions	(.111)	(.211)	(.350)	(.299)	(.284)	(.261)
Net Asset Value, End of Period	$9.79	$11.05	$11.46	$11.01	$10.42	$10.72
Total Return[3]	-10.44%	-1.73%	7.31%	8.62%	-0.10%	3.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119,143	$141,913	$129,026	$116,505	$91,653	$89,183
Ratio of Total Expenses to Average Net Assets	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.74%	2.17%	2.76%	2.74%	2.42%
Portfolio Turnover Rate[5]	29%	76%	119%	66%	90%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Includes 8%, 38%, 32%, 12%, 22%, and 26%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
87

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.05	$11.46	$11.01	$10.42	$10.72	$10.61
Investment Operations
Net Investment Income[1]	.107	.201	.256	.306	.292	.267
Net Realized and Unrealized Gain (Loss) on Investments	(1.253)	(.393)	.552	.591	(.300)	.112
Total from Investment Operations	(1.146)	(.192)	.808	.897	(.008)	.379
Distributions
Dividends from Net Investment Income	(.106)	(.201)	(.257)	(.307)	(.292)	(.267)
Distributions from Realized Capital Gains	(.008)	(.017)	(.101)	—	(.000)[2]	(.002)
Total Distributions	(.114)	(.218)	(.358)	(.307)	(.292)	(.269)
Net Asset Value, End of Period	$9.79	$11.05	$11.46	$11.01	$10.42	$10.72
Total Return	-10.41%	-1.67%	7.38%	8.69%	-0.03%	3.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110,676	$115,495	$92,739	$81,929	$62,455	$59,299
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.81%	2.24%	2.83%	2.81%	2.49%
Portfolio Turnover Rate[4]	29%	76%	119%	66%	90%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Includes 8%, 38%, 32%, 12%, 22%, and 26%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
88

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2022, counterparties had deposited in segregated accounts securities with a value of $656,000 and cash of $332,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
89

Total Bond Market II Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $8,472,000, representing less than 0.01% of the fund’s net assets and 3.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
90

Total Bond Market II Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	151,949,546	—	151,949,546
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,840,359	—	5,840,359
Corporate Bonds	—	61,211,425	—	61,211,425
Sovereign Bonds	—	7,975,362	—	7,975,362
Taxable Municipal Bonds	—	1,623,649	—	1,623,649
Temporary Cash Investments	1,367,610	—	—	1,367,610
Total	1,367,610	228,600,341	—	229,967,951
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	252,427,805
Gross Unrealized Appreciation	331,542
Gross Unrealized Depreciation	(22,791,396)
Net Unrealized Appreciation (Depreciation)	(22,459,854)
F.  During the six months ended June 30, 2022, the fund purchased $8,870,947,000 of investment securities and sold $8,708,523,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $63,815,165,000 and $62,269,758,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $1,495,054,000 and sales were $290,685,000, resulting in net realized loss of $38,241,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
91

Total Bond Market II Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,200,848	596,321	30,819,257	2,765,943
Issued in Lieu of Cash Distributions	1,341,245	131,370	2,653,793	238,315
Redeemed	(14,464,369)	(1,399,207)	(15,833,077)	(1,420,338)
Net Increase (Decrease)—Investor Shares	(6,922,276)	(671,516)	17,639,973	1,583,920
Institutional Shares
Issued	16,645,344	1,607,860	27,710,121	2,483,458
Issued in Lieu of Cash Distributions	1,264,496	123,833	2,076,477	186,478
Redeemed	(8,900,389)	(877,006)	(3,453,197)	(310,068)
Net Increase (Decrease)—Institutional Shares	9,009,451	854,687	26,333,401	2,359,868
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
92

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
93

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market II Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
94

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6352 082022

Semiannual Report  |  June 30, 2022
Vanguard Inflation-Protected Securities Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$913.60	$0.95
Admiral™ Shares	1,000.00	914.00	0.47
Institutional Shares	1,000.00	914.10	0.33
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of June 30, 2022
0 - 5 Years	52.9%
5 - 10 Years	32.2
15 - 20 Years	3.5
20 - 25 Years	6.7
Over 25 Years	4.7
The table reflects the fund's investments, except for short-term investments and derivatives.
3

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	687,921	699,443
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,431,363	1,455,333
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,630,785	1,659,108
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,304,794	1,325,836
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	788,517	798,889
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,259,679	1,271,138
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,095,094	1,100,936
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,208,562	1,214,824
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	737,068	780,513
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	897,934	897,822
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,202,864	1,213,618
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,047,736	1,047,115
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	944,647	955,447
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	462,725	490,074
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	536,776	531,677
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	761,289	754,885
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	936,162	927,122
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	828,227	824,891
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	342,639	371,991
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	1,069,829	1,052,640
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	990,231	986,547
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	983,182	976,299
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	412,363	437,316
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	442,457	516,248
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	868,261	874,797
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	801,332	808,241
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	374,506	416,130
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	526,163	634,471
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	880,293	853,218
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	954,967	910,671
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,073,285	1,022,494
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,083,750	1,029,927
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,235,615	1,174,631
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	988,015	936,932
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	172,665	215,413
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	262,999	306,654
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	369,924	429,077
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	589,910	537,841
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	482,476	425,561
4

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	638,411	651,499
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	709,992	634,452
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	345,609	326,608
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	448,565	413,807
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	322,350	306,793
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	304,408	292,333
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	444,102	349,588
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	551,239	423,759
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	436,635	338,863
Total U.S. Government and Agency Obligations (Cost $37,834,578)					36,603,472
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $54,421)	1.417%		544,379	54,422
Total Investments (100.0%) (Cost $37,888,999)					36,657,894
Other Assets and Liabilities—Net (0.0%)					11,456
Net Assets (100%)					36,669,350
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $33,616,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	11,560	1,297,610	23,760
10-Year U.S. Treasury Note	September 2022	2,950	349,667	7,820
Ultra 10-Year U.S. Treasury Note	September 2022	3,947	502,749	(7,425)
				24,155

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(7,914)	(1,662,063)	(6,046)
Ultra Long U.S. Treasury Bond	September 2022	(2,426)	(374,438)	(5,168)
				(11,214)
				12,941
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,834,578)	36,603,472
Affiliated Issuers (Cost $54,421)	54,422
Total Investments in Securities	36,657,894
Investment in Vanguard	1,374
Receivables for Investment Securities Sold	145,572
Receivables for Accrued Income	86,767
Receivables for Capital Shares Issued	32,947
Variation Margin Receivable—Futures Contracts	9,108
Other Assets	117
Total Assets	36,933,779
Liabilities
Payables for Investment Securities Purchased	60,720
Payables for Capital Shares Redeemed	121,016
Payables for Distributions	81,182
Payables to Vanguard	1,511
Total Liabilities	264,429
Net Assets	36,669,350
6

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	37,864,636
Total Distributable Earnings (Loss)	(1,195,286)
Net Assets	36,669,350

Investor Shares—Net Assets
Applicable to 272,594,996 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,482,752
Net Asset Value Per Share—Investor Shares	$12.78

Admiral Shares—Net Assets
Applicable to 798,038,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,015,798
Net Asset Value Per Share—Admiral Shares	$25.08

Institutional Shares—Net Assets
Applicable to 1,289,097,131 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,170,800
Net Asset Value Per Share—Institutional Shares	$10.22
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	1,647,943
Total Income	1,647,943
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,489
Management and Administrative—Investor Shares	3,436
Management and Administrative—Admiral Shares	9,329
Management and Administrative—Institutional Shares	3,971
Marketing and Distribution—Investor Shares	163
Marketing and Distribution—Admiral Shares	524
Marketing and Distribution—Institutional Shares	299
Custodian Fees	14
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	120
Shareholders’ Reports—Institutional Shares	119
Trustees’ Fees and Expenses	10
Other Expenses	8
Total Expenses	19,525
Net Investment Income	1,628,418
Realized Net Gain (Loss)
Investment Securities Sold[1]	(155,095)
Futures Contracts	(98,158)
Realized Net Gain (Loss)	(253,253)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,945,346)
Futures Contracts	9,348
Change in Unrealized Appreciation (Depreciation)	(4,935,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,560,833)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $284,000, $20,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,628,418	2,005,404
Realized Net Gain (Loss)	(253,253)	41,491
Change in Unrealized Appreciation (Depreciation)	(4,935,998)	34,995
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,560,833)	2,081,890
Distributions
Investor Shares	(126,560)	(192,893)
Admiral Shares	(738,993)	(1,083,461)
Institutional Shares	(482,032)	(719,796)
Total Distributions	(1,347,585)	(1,996,150)
Capital Share Transactions
Investor Shares	(71,308)	438,313
Admiral Shares	(38,677)	4,558,789
Institutional Shares	(78,927)	2,384,095
Net Increase (Decrease) from Capital Share Transactions	(188,912)	7,381,197
Total Increase (Decrease)	(5,097,330)	7,466,937
Net Assets
Beginning of Period	41,766,680	34,299,743
End of Period	36,669,350	41,766,680
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.49	$14.43	$13.18	$12.47	$13.04	$12.98
Investment Operations
Net Investment Income[1]	.559	.766	.193	.290	.379	.310
Net Realized and Unrealized Gain (Loss) on Investments	(1.801)	.023	1.242	.713	(.572)	.053
Total from Investment Operations	(1.242)	.789	1.435	1.003	(.193)	.363
Distributions
Dividends from Net Investment Income	(.468)	(.728)	(.185)	(.293)	(.377)	(.303)
Distributions from Realized Capital Gains	—	(.001)	—	—	—	—
Total Distributions	(.468)	(.729)	(.185)	(.293)	(.377)	(.303)
Net Asset Value, End of Period	$12.78	$14.49	$14.43	$13.18	$12.47	$13.04
Total Return[2]	-8.64%	5.56%	10.90%	8.06%	-1.49%	2.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,483	$4,024	$3,570	$3,402	$3,526	$4,139
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	8.15%	5.26%	1.38%	2.24%	2.96%	2.38%
Portfolio Turnover Rate	12%	24%	48%	26%	27%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.44	$28.32	$25.88	$24.48	$25.60	$25.48
Investment Operations
Net Investment Income[1]	1.113	1.534	.421	.600	.767	.640
Net Realized and Unrealized Gain (Loss) on Investments	(3.540)	.045	2.411	1.394	(1.122)	.097
Total from Investment Operations	(2.427)	1.579	2.832	1.994	(.355)	.737
Distributions
Dividends from Net Investment Income	(.933)	(1.458)	(.392)	(.594)	(.765)	(.617)
Distributions from Realized Capital Gains	—	(.001)	—	—	—	—
Total Distributions	(.933)	(1.459)	(.392)	(.594)	(.765)	(.617)
Net Asset Value, End of Period	$25.08	$28.44	$28.32	$25.88	$24.48	$25.60
Total Return[2]	-8.60%	5.68%	10.96%	8.16%	-1.39%	2.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,016	$22,745	$18,143	$14,310	$13,661	$13,917
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	8.26%	5.37%	1.54%	2.34%	3.06%	2.48%
Portfolio Turnover Rate	12%	24%	48%	26%	27%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.59	$11.54	$10.54	$9.97	$10.43	$10.38
Investment Operations
Net Investment Income[1]	.453	.626	.174	.249	.317	.263
Net Realized and Unrealized Gain (Loss) on Investments	(1.441)	.021	.989	.565	(.462)	.043
Total from Investment Operations	(.988)	.647	1.163	.814	(.145)	.306
Distributions
Dividends from Net Investment Income	(.382)	(.597)	(.163)	(.244)	(.315)	(.256)
Distributions from Realized Capital Gains	—	(.000)[2]	—	—	—	—
Total Distributions	(.382)	(.597)	(.163)	(.244)	(.315)	(.256)
Net Asset Value, End of Period	$10.22	$11.59	$11.54	$10.54	$9.97	$10.43
Total Return	-8.59%	5.72%	11.05%	8.18%	-1.40%	2.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,171	$14,998	$12,587	$10,250	$9,591	$9,508
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	8.26%	5.37%	1.56%	2.37%	3.09%	2.51%
Portfolio Turnover Rate	12%	24%	48%	26%	27%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 4% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
13

Inflation-Protected Securities Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
14

Inflation-Protected Securities Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,374,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	36,603,472	—	36,603,472
Temporary Cash Investments	54,422	—	—	54,422
Total	54,422	36,603,472	—	36,657,894

Derivative Financial Instruments
Assets
Futures Contracts[1]	31,580	—	—	31,580
Liabilities
Futures Contracts[1]	18,639	—	—	18,639
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

Inflation-Protected Securities Fund
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,912,561
Gross Unrealized Appreciation	513,204
Gross Unrealized Depreciation	(1,754,930)
Net Unrealized Appreciation (Depreciation)	(1,241,726)
E.  During the six months ended June 30, 2022, the fund purchased $4,798,375,000 of investment securities and sold $6,194,073,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $0 and sales were $327,135,000, resulting in net realized loss of $6,057,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	443,403	31,805	1,347,857	92,566
Issued in Lieu of Cash Distributions	117,897	8,969	179,007	12,390
Redeemed	(632,608)	(45,948)	(1,088,551)	(74,663)
Net Increase (Decrease)—Investor Shares	(71,308)	(5,174)	438,313	30,293
Admiral Shares
Issued	3,173,108	115,944	8,165,389	285,526
Issued in Lieu of Cash Distributions	648,373	25,123	950,890	33,526
Redeemed	(3,860,158)	(142,780)	(4,557,490)	(159,897)
Net Increase (Decrease)—Admiral Shares	(38,677)	(1,713)	4,558,789	159,155
Institutional Shares
Issued	1,695,342	152,240	4,331,190	372,295
Issued in Lieu of Cash Distributions	455,591	43,347	680,673	58,902
Redeemed	(2,229,860)	(201,045)	(2,627,768)	(227,572)
Net Increase (Decrease)—Institutional Shares	(78,927)	(5,458)	2,384,095	203,625
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
17

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Inflation-Protected Securities Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1192 082022

Semiannual Report   |   June 30, 2022
Vanguard Ultra-Short Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	31
Liquidity Risk Management	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended June 30, 2022
Ultra-Short Bond ETF	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$988.20	$0.49
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Ultra-Short Bond ETF
Fund Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	63.9
Short-Term Reserves	2.0
Sovereign Bonds	1.3
Treasury/Agency	21.7
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (6.6%)
	United States Treasury Note/Bond	2.625%	12/31/23	128,000	127,320
	United States Treasury Note/Bond	0.875%	1/31/24	29,000	28,058
	United States Treasury Note/Bond	3.000%	6/30/24	26,000	26,016
Total U.S. Government and Agency Obligations (Cost $186,043)					181,394
Asset-Backed/Commercial Mortgage-Backed Securities (11.2%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	8,000	7,952
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	186	186
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,468
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	343	343
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	641	634
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	2,500	2,486
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	800	781
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	1,721	1,713
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	11,890	11,921
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,905
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	482	482
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	1,649	1,651
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	5,445	5,348
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	1,000	986
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	491
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	740	740
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,486
[1]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	3,731	3,697
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	5,500	5,466
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,207
4

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	334	332
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	1,350	1,335
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	4,920	4,858
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	1,630	1,623
[1]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	2,839	2,823
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	1,251	1,240
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,194
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	949	940
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,452
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	1,372	1,354
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	190	187
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	1.676%	10/25/41	1,183	1,173
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	1,215	1,194
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	1,611	1,610
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	2,537	2,517
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	3,663	3,602
[1,2]	DLLMT LLC Class A2 Series 2021-1A	0.600%	3/20/24	1,881	1,859
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	3,000	2,976
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,494
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	1,491	1,447
[1]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	44	44
[1]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	154	154
[1]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	1,740	1,733
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	1,160	1,136
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	2,500	2,487
[1]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	658	658
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	6,832	6,843
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	211	211
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	66	65
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	1,537	1,527
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	831	820
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	839	829
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	5,632	5,592
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	215	214
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	4,541	4,364
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	2,405	2,402
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	926	923
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	640	632
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	2,500	2,471
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	1.826%	11/25/41	1,798	1,799
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	1,997	1,944
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	1,367	1,334
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	1,325	1,295
[1]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	2,625	2,602
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	60	60
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,664
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,740
5

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,018
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,247
[1,2]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	5,000	4,999
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,857
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	8,750	8,751
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	1,120	1,120
[1]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	1,000	981
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	5,000	5,000
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	1,820	1,820
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	500	483
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	1.726%	10/25/41	1,570	1,549
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	570	563
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	1,245	1,222
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	2,126	2,114
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	1,811	1,794
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,736
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,750
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	3,371	3,333
[1,4]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	346
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,234
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,736
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	502
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	718	716
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	2,890	2,869
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	1,500	1,473
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,423
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,772
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	2,363	2,338
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	4,264	4,201
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,459
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2021-A	0.610%	10/15/25	4,150	4,015
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	6,829	6,751
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	3,717	3,615
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,842
[1]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	1,963	1,945
[1]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	2,240	2,175
[1]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	1,088	1,088
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	1.379%	2/3/53	1,269	1,261
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	1,127	1,088
6

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	5,346	5,340
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	4,600	4,572
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	6,000	5,950
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	389	389
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	527	529
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	247	248
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	2,568	2,548
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	774	768
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,888
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	589
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	1,000	997
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,231
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,742
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	2,000	1,987
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	1,800	1,761
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	6,772	6,709
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	1,805	1,797
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,738
[1,2]	Transportation Finance Equipment Trust Class A3 Series 2019-1	1.850%	4/24/23	330	330
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,415
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,461
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	2,977
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,633
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	10,000	9,931
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	423	420
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	2,808	2,780
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,695
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,858
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	780	763
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	1,821	1,803
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	1,455	1,454
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	533
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	782
[1]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	988	980
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $312,608)					308,480
7

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (64.2%)
Communications (2.7%)
	AT&T Inc.	0.900%	3/25/24	199	190
	British Telecommunications plc	4.500%	12/4/23	630	633
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	719	723
[2]	Cox Communications Inc.	2.950%	6/30/23	7,501	7,419
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	150	148
	Discovery Communications LLC	2.950%	3/20/23	5,339	5,306
	Discovery Communications LLC	3.950%	6/15/25	2,096	2,048
[2]	Magallanes Inc.	3.428%	3/15/24	3,915	3,838
[2]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,676
[2]	Sky Ltd.	3.125%	11/26/22	15,300	15,309
	Take-Two Interactive Software Inc.	3.300%	3/28/24	13,312	13,146
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	3,806	3,798
[5]	Verizon Communications Inc.	3.500%	2/17/23	4,820	3,323
	Vodafone Group plc	2.500%	9/26/22	727	727
[5]	Vodafone Group plc	3.250%	12/13/22	5,470	3,774
	Vodafone Group plc	2.950%	2/19/23	299	299
	Walt Disney Co.	3.000%	9/15/22	3,080	3,083
	Walt Disney Co.	0.304%	9/20/22	1,450	1,442
					72,882
Consumer Discretionary (4.4%)
	Amazon.com Inc.	2.500%	11/29/22	1,265	1,265
	Amazon.com Inc.	2.400%	2/22/23	138	138
	American Honda Finance Corp.	0.400%	10/21/22	50	50
	American Honda Finance Corp.	2.600%	11/16/22	635	634
	American Honda Finance Corp.	2.050%	1/10/23	146	145
	American Honda Finance Corp.	1.950%	5/10/23	1,352	1,338
	American Honda Finance Corp.	0.875%	7/7/23	2,000	1,951
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,454
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,395
	American Honda Finance Corp.	3.550%	1/12/24	2,000	2,003
	AutoZone Inc.	2.875%	1/15/23	1,511	1,504
	AutoZone Inc.	3.125%	7/15/23	6,561	6,531
[2]	BMW Finance NV	2.250%	8/12/22	2,012	2,011
[2]	BMW US Capital LLC	3.800%	4/6/23	1,430	1,433
[2]	BMW US Capital LLC	3.450%	4/12/23	6,480	6,481
[2]	BMW US Capital LLC	2.250%	9/15/23	3,830	3,786
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,496
[2]	BMW US Capital LLC	3.150%	4/18/24	2,313	2,294
[2]	Daimler Finance North America LLC	2.550%	8/15/22	2,428	2,428
[2]	Daimler Finance North America LLC	3.350%	2/22/23	545	544
[2]	Daimler Finance North America LLC	1.750%	3/10/23	5,320	5,256
[2]	Daimler Finance North America LLC	3.700%	5/4/23	547	547
[2]	Daimler Finance North America LLC	3.650%	2/22/24	280	279
[2]	ERAC USA Finance LLC	3.300%	10/15/22	2,031	2,030
[2]	ERAC USA Finance LLC	2.700%	11/1/23	5,567	5,484
	General Motors Co.	5.400%	10/2/23	970	985
	General Motors Financial Co. Inc.	3.550%	7/8/22	1,205	1,205
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,850	3,847
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,893	2,892
	General Motors Financial Co. Inc.	4.150%	6/19/23	649	648
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,900	1,919
[2]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	1,000	998
8

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennar Corp.	4.750%	11/15/22	7,017	7,022
	Lowe's Cos. Inc.	3.875%	9/15/23	1,509	1,517
	Marriott International Inc.	2.125%	10/3/22	451	449
[2]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,386	1,386
[2]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	996	993
[2]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	4,252	4,230
[2]	Nissan Motor Acceptance Co. LLC	3.875%	9/21/23	735	731
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,256
	Starbucks Corp.	3.850%	10/1/23	1,132	1,140
	Stellantis NV	5.250%	4/15/23	2,954	2,973
	Toyota Motor Corp.	0.681%	3/25/24	2,000	1,909
	Toyota Motor Credit Corp.	2.150%	9/8/22	3,131	3,130
	Toyota Motor Credit Corp.	2.625%	1/10/23	4,236	4,227
	Toyota Motor Credit Corp.	2.700%	1/11/23	240	239
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,645
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	330	228
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,777
[4,5]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	2.922%	9/14/22	650	449
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,385	4,385
[2]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	1,399	1,384
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	3,278	3,253
					122,294
Consumer Staples (3.3%)
[2]	7-Eleven Inc.	0.625%	2/10/23	14,479	14,203
	Altria Group Inc.	3.800%	2/14/24	4,328	4,314
[4,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	2.212%	9/6/22	860	594
	BAT Capital Corp.	2.764%	8/15/22	171	171
	BAT Capital Corp.	3.222%	8/15/24	4,000	3,891
	Campbell Soup Co.	3.650%	3/15/23	1,784	1,783
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,500
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,222	3,221
[2]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	305	304
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	2,500	2,430
	Conagra Brands Inc.	3.250%	9/15/22	1,134	1,139
	Constellation Brands Inc.	3.600%	5/9/24	1,000	996
	Diageo Capital plc	3.500%	9/18/23	3,120	3,131
	Diageo Investment Corp.	8.000%	9/15/22	201	203
	General Mills Inc.	2.600%	10/12/22	8,115	8,118
[2]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	3,760	3,708
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,763
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10	10
	Kimberly-Clark Corp.	2.400%	6/1/23	1,195	1,187
	McCormick & Co. Inc.	2.700%	8/15/22	2,943	2,941
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,694	6,684
[2]	Pernod Ricard SA	4.250%	7/15/22	3,000	3,001
	Philip Morris International Inc.	2.375%	8/17/22	1,334	1,333
	Philip Morris International Inc.	2.500%	8/22/22	688	688
	Philip Morris International Inc.	2.500%	11/2/22	2,924	2,920
	Philip Morris International Inc.	1.125%	5/1/23	2,404	2,360
	Philip Morris International Inc.	2.125%	5/10/23	4,712	4,669
	Procter & Gamble Co.	2.150%	8/11/22	1,583	1,583
	Reynolds American Inc.	4.850%	9/15/23	2,220	2,241
	Unilever Capital Corp.	3.125%	3/22/23	170	170
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	6,825	6,594
					90,850
Energy (3.5%)
	BP Capital Markets America Inc.	2.750%	5/10/23	3,755	3,745
	Canadian Natural Resources Ltd.	2.950%	1/15/23	6,185	6,165
	Chevron USA Inc.	0.333%	8/12/22	2,041	2,037
	ConocoPhillips Co.	2.400%	12/15/22	9,000	8,972
	Ecopetrol SA	5.875%	9/18/23	4,545	4,543
	Enbridge Inc.	2.900%	7/15/22	2,212	2,211
	Enbridge Inc.	4.000%	10/1/23	4,347	4,356
	Enbridge Inc.	0.550%	10/4/23	2,800	2,696
[4]	Enbridge Inc., SOFR + 0.630%	1.855%	2/16/24	1,610	1,591
	Energy Transfer LP	3.450%	1/15/23	82	82
	Energy Transfer LP	3.600%	2/1/23	2,917	2,908
	Energy Transfer LP	4.250%	3/15/23	4,500	4,495
	Energy Transfer LP	4.200%	9/15/23	2,210	2,210
	Energy Transfer LP	4.900%	2/1/24	2,574	2,595
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,375	2,377
	EOG Resources Inc.	2.625%	3/15/23	5,146	5,126
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	725	726
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	696	693
	Kinder Morgan Inc.	3.150%	1/15/23	633	632
[2]	Kinder Morgan Inc.	5.625%	11/15/23	4,390	4,469
	MPLX LP	3.500%	12/1/22	500	499
	MPLX LP	4.500%	7/15/23	7,130	7,145
	ONEOK Partners LP	3.375%	10/1/22	2,390	2,390
	Phillips 66	3.700%	4/6/23	500	500
	Phillips 66	0.900%	2/15/24	1,975	1,884
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,872
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,300	3,330
[2]	Saudi Arabian Oil Co.	1.250%	11/24/23	200	193
[2]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,055
[2]	Schlumberger Holdings Corp.	3.625%	12/21/22	224	225
[2]	Schlumberger Holdings Corp.	3.750%	5/1/24	648	646
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	416
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,353	1,352
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,454
	Thai Oil PCL	3.625%	1/23/23	100	100
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	200
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	3,950	3,921
	TransCanada PipeLines Ltd.	1.000%	10/12/24	1,220	1,140
	Williams Cos. Inc.	3.700%	1/15/23	1,281	1,283
	Williams Cos. Inc.	4.300%	3/4/24	1,245	1,250
					97,484
Financials (31.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	500	499
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,487
[4]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	2.193%	9/29/23	2,900	2,854
	Affiliated Managers Group Inc.	4.250%	2/15/24	1,458	1,466
[2]	AIG Global Funding	2.300%	7/1/22	2,891	2,891
[2]	AIG Global Funding	0.400%	9/13/23	5,124	4,943
[2]	AIG Global Funding	0.450%	12/8/23	5,902	5,639
	Air Lease Corp.	2.625%	7/1/22	1,513	1,513
	Air Lease Corp.	2.250%	1/15/23	1,000	990
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	2.750%	1/15/23	4,855	4,832
	Air Lease Corp.	3.875%	7/3/23	2,812	2,798
	Air Lease Corp.	3.000%	9/15/23	2,000	1,970
	Allstate Corp.	3.150%	6/15/23	14,005	13,982
	Ally Financial Inc.	3.050%	6/5/23	7,807	7,732
	American Express Co.	3.400%	2/27/23	4,391	4,404
[6]	American Express Co.	3.700%	8/3/23	8,723	8,755
	American Express Co.	3.375%	5/3/24	8,000	7,948
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,966	2,950
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	1,143	1,139
	Aon Corp.	2.200%	11/15/22	1,140	1,138
	Aon plc	4.000%	11/27/23	1,320	1,325
	Ares Capital Corp.	3.500%	2/10/23	716	713
[2]	ASB Bank Ltd.	3.750%	6/14/23	281	281
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,342
[2]	Athene Global Funding	1.200%	10/13/23	16,838	16,209
	Banco Santander SA	3.125%	2/23/23	7,645	7,624
	Banco Santander SA	3.848%	4/12/23	6,681	6,677
	Banco Santander SA	0.701%	6/30/24	3,500	3,374
[4,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	2.013%	1/19/23	400	277
	Bank of America Corp.	2.816%	7/21/23	3,478	3,477
	Bank of America Corp.	3.004%	12/20/23	12,377	12,334
	Bank of America Corp.	3.550%	3/5/24	14,956	14,919
	Bank of America Corp.	1.486%	5/19/24	1,000	978
	Bank of America Corp.	0.523%	6/14/24	1,919	1,847
	Bank of Montreal	0.400%	9/15/23	18,400	17,802
	Bank of Montreal	0.450%	12/8/23	200	192
	Bank of Montreal	0.625%	7/9/24	200	188
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,402	1,407
	Bank of Nova Scotia	2.375%	1/18/23	7,240	7,214
	Bank of Nova Scotia	1.950%	2/1/23	1,548	1,537
	Bank of Nova Scotia	1.625%	5/1/23	13,897	13,714
	Bank of Nova Scotia	0.400%	9/15/23	7,000	6,762
	Bank of Nova Scotia	0.550%	9/15/23	1,000	967
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	12,536	12,487
[2]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	3,260	3,258
	Barclays plc	4.338%	5/16/24	3,967	3,970
	Barclays plc	1.007%	12/10/24	5,000	4,746
[4,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	3.505%	6/15/23	1,250	868
[2]	BNP Paribas SA	3.500%	3/1/23	6,000	5,996
[2]	BNZ International Funding Ltd.	2.650%	11/3/22	600	599
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	2,122	2,121
[2]	BPCE SA	2.750%	1/11/23	1,945	1,939
[2]	BPCE SA	5.700%	10/22/23	5,800	5,885
[4,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.627%	4/26/23	410	284
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	10,575	10,246
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	817
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	9,540	9,275
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,787	6,596
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,280	2,280
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,000	5,004
	Capital One Bank USA NA	3.375%	2/15/23	3,103	3,098
	Capital One Financial Corp.	2.600%	5/11/23	5,547	5,508
	Capital One Financial Corp.	3.500%	6/15/23	1,596	1,588
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.225%	9/1/22	252	252
	Charles Schwab Corp.	2.650%	1/25/23	2,266	2,261
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,425
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,787
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,851
	Citigroup Inc.	3.500%	5/15/23	5,550	5,548
	Citigroup Inc.	2.876%	7/24/23	13,650	13,644
	Citigroup Inc.	1.678%	5/15/24	7,423	7,280
	Citigroup Inc.	4.044%	6/1/24	3,318	3,310
	Citigroup Inc.	0.776%	10/30/24	2,000	1,908
[2]	Citizens Financial Group Inc.	4.150%	9/28/22	9,278	9,309
[2]	Commonwealth Bank of Australia	2.500%	9/18/22	108	108
	Commonwealth Bank of Australia	3.450%	3/16/23	160	160
	Cooperatieve Rabobank UA	3.950%	11/9/22	375	376
[2]	Cooperatieve Rabobank UA	3.875%	9/26/23	7,928	7,933
[2]	Credit Agricole SA	3.750%	4/24/23	4,313	4,314
	Credit Suisse AG	1.000%	5/5/23	14,000	13,701
	Credit Suisse AG	0.520%	8/9/23	4,695	4,533
	Credit Suisse Group AG	3.800%	6/9/23	7,050	7,005
[2]	Danske Bank A/S	3.875%	9/12/23	115	115
[2]	Danske Bank A/S	1.171%	12/8/23	7,500	7,403
[2]	Danske Bank A/S	1.226%	6/22/24	2,625	2,469
	Deutsche Bank AG	3.300%	11/16/22	3,115	3,111
	Deutsche Bank AG	0.962%	11/8/23	2,400	2,301
	Discover Bank	3.350%	2/6/23	1,744	1,743
	Discover Bank	4.200%	8/8/23	6,311	6,330
[2]	DNB Bank ASA	2.150%	12/2/22	425	424
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	6,939	6,770
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	6,587	6,309
	Fifth Third Bancorp	1.625%	5/5/23	500	493
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,119
	First Republic Bank	1.912%	2/12/24	3,238	3,200
[2]	Five Corners Funding Trust	4.419%	11/15/23	30,305	30,425
	Franklin Resources Inc.	2.800%	9/15/22	252	252
	GATX Corp.	3.900%	3/30/23	721	723
	Goldman Sachs Group Inc.	3.625%	1/22/23	6,059	6,094
	Goldman Sachs Group Inc.	3.200%	2/23/23	7,590	7,592
	Goldman Sachs Group Inc.	0.523%	3/8/23	150	147
	Goldman Sachs Group Inc.	2.905%	7/24/23	5,421	5,420
	Goldman Sachs Group Inc.	0.627%	11/17/23	5,084	5,011
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,000	2,894
	Goldman Sachs Group Inc.	0.673%	3/8/24	568	555
	Goldman Sachs Group Inc.	3.000%	3/15/24	3,000	2,962
	Goldman Sachs Group Inc.	0.657%	9/10/24	940	900
[4,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.200%	5/16/23	200	138
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,407
	HSBC Holdings plc	3.033%	11/22/23	5,028	5,012
[5]	HSBC Holdings plc	3.350%	2/16/24	3,163	2,173
	HSBC Holdings plc	3.950%	5/18/24	12,765	12,713
	HSBC Holdings plc	0.732%	8/17/24	4,075	3,910
	Huntington National Bank	3.550%	10/6/23	1,184	1,183
[2]	ING Bank NV	5.800%	9/25/23	2,000	2,034
	International Finance Corp.	5.875%	8/15/22	100	100
	Invesco Finance plc	4.000%	1/30/24	6,410	6,415
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jackson Financial Inc.	1.125%	11/22/23	1,135	1,091
[2]	Jackson National Life Global Funding	2.375%	9/15/22	200	200
	JPMorgan Chase & Co.	3.375%	5/1/23	1,090	1,089
	JPMorgan Chase & Co.	2.700%	5/18/23	3,394	3,376
	JPMorgan Chase & Co.	0.697%	3/16/24	10,112	9,887
	JPMorgan Chase & Co.	3.559%	4/23/24	11,951	11,918
	JPMorgan Chase & Co.	1.514%	6/1/24	1,031	1,005
	JPMorgan Chase & Co.	3.797%	7/23/24	4,797	4,783
	JPMorgan Chase & Co.	0.653%	9/16/24	1,754	1,683
	KeyBank NA	2.300%	9/14/22	390	390
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	4,024	4,020
[5]	Lloyds Bank plc	1.650%	8/12/22	1,250	862
[5]	Lloyds Banking Group plc	3.650%	3/20/23	750	517
	Lloyds Banking Group plc	4.050%	8/16/23	1,800	1,806
	Lloyds Banking Group plc	2.907%	11/7/23	2,475	2,466
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	473
	Lloyds Banking Group plc	3.900%	3/12/24	612	611
	Loews Corp.	2.625%	5/15/23	8,443	8,414
[2]	Macquarie Bank Ltd.	0.441%	12/16/22	6,846	6,764
[2]	Macquarie Group Ltd.	3.189%	11/28/23	22,778	22,737
	Markel Corp.	4.900%	7/1/22	203	203
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	789	789
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	2,032	2,036
[2]	MassMutual Global Funding II	2.500%	10/17/22	459	458
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,940
[2]	Met Tower Global Funding	0.700%	4/5/24	700	663
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,011	3,007
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	11,352	11,279
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	818	815
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,870	1,873
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	10,200	10,190
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	400	390
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	900	867
[2]	Mizuho Bank Ltd.	2.950%	10/17/22	10,000	9,998
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,637	1,637
	Mizuho Financial Group Inc.	2.721%	7/16/23	8,318	8,316
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,640	3,538
	Mizuho Financial Group Inc.	0.849%	9/8/24	118	114
	Morgan Stanley	4.875%	11/1/22	975	983
	Morgan Stanley	3.125%	1/23/23	2,141	2,141
	Morgan Stanley	3.750%	2/25/23	3,692	3,702
	Morgan Stanley	4.100%	5/22/23	2,453	2,464
	Morgan Stanley	0.560%	11/10/23	7,868	7,768
	Morgan Stanley	0.529%	1/25/24	2,450	2,404
	Morgan Stanley	0.731%	4/5/24	5,994	5,848
	Morgan Stanley	3.737%	4/24/24	2,559	2,552
	Morgan Stanley	3.875%	4/29/24	4,000	4,011
	Morgan Stanley Domestic Holdings Inc.	2.950%	8/24/22	4,272	4,270
[2]	MUFG Bank Ltd.	4.100%	9/9/23	200	201
	MUFG Union Bank NA	2.100%	12/9/22	1,684	1,677
	Nasdaq Inc.	0.445%	12/21/22	800	790
	National Australia Bank Ltd.	2.875%	4/12/23	300	300
[2]	National Bank of Canada	2.150%	10/7/22	12,721	12,690
	National Bank of Canada	2.100%	2/1/23	1,477	1,466
	National Bank of Canada	0.900%	8/15/23	2,500	2,492
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Nationwide Building Society	2.000%	1/27/23	300	297
	Natwest Group plc	6.125%	12/15/22	708	712
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,758
[2]	New York Life Global Funding	2.250%	7/12/22	1,785	1,785
[2]	New York Life Global Funding	1.100%	5/5/23	526	515
[2]	New York Life Global Funding	2.900%	1/17/24	484	479
[2]	Nordea Bank Abp	1.000%	6/9/23	1,835	1,791
[2]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,703
	Nordea Bank Abp	3.750%	8/30/23	5,000	5,005
	Nuveen Credit Strategies Income Fund	1.280%	7/1/32	4,000	4,000
	ORIX Corp.	2.900%	7/18/22	918	918
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	852	852
	PNC Bank NA	3.500%	6/8/23	2,914	2,915
	PNC Financial Services Group Inc.	3.500%	1/23/24	6,016	6,018
[2]	Pricoa Global Funding I	2.450%	9/21/22	2,678	2,678
[2]	Pricoa Global Funding I	3.450%	9/1/23	100	100
	Principal Financial Group Inc.	3.300%	9/15/22	2,719	2,722
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,901
[2]	Principal Life Global Funding II	0.500%	1/8/24	1,145	1,090
[2]	Principal Life Global Funding II	0.750%	4/12/24	975	922
[2]	Protective Life Global Funding	2.615%	8/22/22	1,725	1,724
[2]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,077
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,421
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,609
	Protective Life Global Funding	0.631%	10/13/23	300	290
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	5,898	5,897
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	886
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	5,700	5,700
	Santander Holdings USA Inc.	3.400%	1/18/23	1,800	1,797
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,000	5,806
[2]	Standard Chartered plc	1.319%	10/14/23	10,196	10,117
	Standard Chartered plc	1.319%	10/14/23	200	198
	State Bank of India	4.500%	9/28/23	650	655
	State Street Corp.	3.100%	5/15/23	3,000	2,993
[4,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	1.740%	8/18/22	2,000	1,380
[4,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	1.900%	11/29/22	1,250	863
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,500	6,504
[5]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	1,420	980
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,255	1,259
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,720	2,735
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	3,889	3,763
[2]	Swedbank AB	1.300%	6/2/23	3,050	2,986
[2]	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,082	2,076
	Toronto-Dominion Bank	0.250%	1/6/23	600	592
	Toronto-Dominion Bank	0.750%	6/12/23	1,046	1,015
	Toronto-Dominion Bank	3.500%	7/19/23	3,500	3,510
	Toronto-Dominion Bank	3.250%	3/11/24	309	307
	Truist Bank	3.689%	8/2/24	2,190	2,188
[2]	UBS AG	0.375%	6/1/23	1,228	1,189
[2]	UBS AG	0.450%	2/9/24	1,434	1,362
[2]	UBS Group AG	2.859%	8/15/23	11,094	11,090
[2]	UBS Group AG	1.008%	7/30/24	5,110	4,951
	US Bancorp	3.375%	2/5/24	503	504
[2]	USAA Capital Corp.	1.500%	5/1/23	1,750	1,723
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	2.625%	7/22/22	1,813	1,813
[5]	Wells Fargo & Co.	5.250%	9/7/22	80	55
	Wells Fargo & Co.	4.125%	8/15/23	4,925	4,958
	Wells Fargo & Co.	1.654%	6/2/24	4,099	4,004
	Westpac Banking Corp.	2.000%	1/13/23	2,500	2,488
	Westpac Banking Corp.	3.650%	5/15/23	50	50
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	3.578%	6/22/28	5,700	3,942
					878,789
Health Care (6.2%)
	AbbVie Inc.	3.250%	10/1/22	2,790	2,790
	AbbVie Inc.	2.900%	11/6/22	66	66
	AbbVie Inc.	3.200%	11/6/22	958	958
	AbbVie Inc.	2.300%	11/21/22	1,910	1,904
	Aetna Inc.	2.750%	11/15/22	1,930	1,928
	Aetna Inc.	2.800%	6/15/23	10,626	10,496
	AmerisourceBergen Corp.	0.737%	3/15/23	4,735	4,645
	Amgen Inc.	2.250%	8/19/23	3,000	2,966
	Anthem Inc.	2.950%	12/1/22	1,300	1,300
	Anthem Inc.	3.300%	1/15/23	2,638	2,638
	Anthem Inc.	0.450%	3/15/23	481	472
	AstraZeneca plc	0.300%	5/26/23	2,000	1,954
	Baxter International Inc., SOFR + 0.260%	0.966%	12/1/23	8,000	7,914
	Biogen Inc.	3.625%	9/15/22	483	484
	Bristol-Myers Squibb Co.	3.250%	8/15/22	150	150
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,259
	Bristol-Myers Squibb Co.	0.537%	11/13/23	3,520	3,403
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,323
	Cardinal Health Inc.	3.200%	3/15/23	51	51
	Cigna Corp.	3.050%	11/30/22	3,700	3,699
	Cigna Corp.	3.000%	7/15/23	5,000	4,966
	Cigna Corp.	3.750%	7/15/23	4,500	4,505
	CommonSpirit Health	2.950%	11/1/22	857	857
	CVS Health Corp.	4.750%	12/1/22	1,000	1,003
	DH Europe Finance II Sarl	2.050%	11/15/22	9,775	9,740
	Gilead Sciences Inc.	3.250%	9/1/22	6,834	6,834
	Gilead Sciences Inc.	3.700%	4/1/24	1,483	1,485
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	3,118	3,131
	Humana Inc.	3.150%	12/1/22	3,200	3,200
	Humana Inc.	2.900%	12/15/22	7,905	7,895
	Humana Inc.	0.650%	8/3/23	2,000	1,938
	Illumina Inc.	0.550%	3/23/23	6,000	5,876
	McKesson Corp.	2.700%	12/15/22	9,443	9,429
	Merck & Co. Inc.	2.400%	9/15/22	394	394
[2]	Mylan Inc.	3.125%	1/15/23	800	795
	Novartis Capital Corp.	2.400%	9/21/22	86	86
	PerkinElmer Inc.	0.550%	9/15/23	7,830	7,538
[2]	Roche Holdings Inc.	3.250%	9/17/23	4,737	4,748
[2]	Roche Holdings Inc.	2.132%	3/10/25	630	609
	Royalty Pharma plc	0.750%	9/2/23	5,670	5,459
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,843	4,790
	SSM Health Care Corp.	3.688%	6/1/23	16,000	16,008
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	5,800	5,627
[4]	Thermo Fisher Scientific Inc., SOFR + 0.350%	1.225%	4/18/23	5,000	4,986
	UnitedHealth Group Inc.	2.375%	10/15/22	2,811	2,810
15

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyeth LLC	7.250%	3/1/23	149	153
	Zoetis Inc.	3.250%	2/1/23	2,632	2,630
					169,892
Industrials (3.2%)
	Boeing Co.	2.200%	10/30/22	309	308
	Boeing Co.	1.167%	2/4/23	1,984	1,961
	Boeing Co.	4.508%	5/1/23	7,240	7,271
	Boeing Co.	1.433%	2/4/24	2,815	2,693
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	225
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,216	1,223
	Canadian Pacific Railway Co.	4.450%	3/15/23	975	980
	Canadian Pacific Railway Co.	1.350%	12/2/24	200	189
	Caterpillar Financial Services Corp.	2.550%	11/29/22	955	953
	Caterpillar Financial Services Corp.	2.625%	3/1/23	533	532
	Caterpillar Financial Services Corp.	3.450%	5/15/23	2,088	2,094
	CNH Industrial Capital LLC	1.950%	7/2/23	91	89
	CNH Industrial NV	4.500%	8/15/23	2,650	2,674
	Cummins Inc.	3.650%	10/1/23	6,830	6,860
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	3,785	3,635
	Emerson Electric Co.	2.625%	2/15/23	543	541
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	12,400	11,949
	John Deere Capital Corp.	2.700%	1/6/23	136	136
	John Deere Capital Corp.	0.250%	1/17/23	242	238
	John Deere Capital Corp.	2.800%	1/27/23	104	104
	L3Harris Technologies Inc.	3.850%	6/15/23	475	474
	PACCAR Financial Corp.	2.000%	9/26/22	230	229
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	35
	Republic Services Inc.	4.750%	5/15/23	2,749	2,772
	Rockwell Automation Inc.	0.350%	8/15/23	2,400	2,328
	Ryder System Inc.	2.500%	9/1/22	1,700	1,698
	Ryder System Inc.	3.750%	6/9/23	123	123
	Ryder System Inc.	3.875%	12/1/23	3,000	2,994
	Southwest Airlines Co.	2.750%	11/16/22	190	190
	Southwest Airlines Co.	4.750%	5/4/23	8,907	8,967
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,654
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	2,470	2,475
	Union Pacific Corp.	2.950%	1/15/23	2,786	2,786
	Union Pacific Corp.	2.750%	4/15/23	3,226	3,213
	Union Pacific Corp.	3.500%	6/8/23	7,983	7,982
	United Parcel Service Inc.	2.450%	10/1/22	694	693
	Waste Management Inc.	2.400%	5/15/23	3,930	3,904
					87,172
Materials (1.3%)
	Carlisle Cos. Inc.	0.550%	9/1/23	690	666
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	429	428
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	428	428
	DuPont de Nemours Inc.	4.205%	11/15/23	2,465	2,480
	Eastman Chemical Co.	3.600%	8/15/22	3,025	3,025
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	270	270
	Georgia-Pacific LLC	8.000%	1/15/24	1,625	1,722
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	4,126	4,189
[2]	International Flavors & Fragrances Inc.	0.697%	9/15/22	928	924
	LYB International Finance BV	4.000%	7/15/23	40	40
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,865
16

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	4.125%	9/15/22	10,079	10,089
	Nutrien Ltd.	3.150%	10/1/22	3,739	3,733
	Nutrien Ltd.	1.900%	5/13/23	3,091	3,042
					34,901
Real Estate (2.3%)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,275	1,272
	American Tower Corp.	3.500%	1/31/23	70	70
	American Tower Corp.	3.000%	6/15/23	6,922	6,850
	American Tower Corp.	0.600%	1/15/24	2,151	2,040
	AvalonBay Communities Inc.	2.850%	3/15/23	402	400
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	6,025
	Boston Properties LP	3.125%	9/1/23	300	297
	Boston Properties LP	3.800%	2/1/24	200	199
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,650	2,642
	Camden Property Trust	4.875%	6/15/23	4,922	4,948
	Crown Castle International Corp.	3.150%	7/15/23	707	699
	ERP Operating LP	3.000%	4/15/23	2,125	2,116
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,447
	Kimco Realty Corp.	3.500%	4/15/23	2,836	2,829
	Kimco Realty Corp.	2.700%	3/1/24	1,221	1,197
	Omega Healthcare Investors Inc.	4.375%	8/1/23	1,992	1,996
	Post Apartment Homes LP	3.375%	12/1/22	108	108
	Public Storage	2.370%	9/15/22	5,388	5,387
	Realty Income Corp.	4.600%	2/6/24	1,350	1,361
	Simon Property Group LP	2.750%	6/1/23	19,698	19,505
	Simon Property Group LP	3.750%	2/1/24	200	200
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,786
	SL Green Realty Corp.	4.500%	12/1/22	175	175
					63,549
Technology (1.8%)
	Adobe Inc.	1.700%	2/1/23	2,476	2,457
	Apple Inc.	2.100%	9/12/22	2,078	2,075
	Apple Inc.	2.400%	1/13/23	195	195
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	237
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	876
	Dell International LLC / EMC Corp.	5.450%	6/15/23	5,215	5,275
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	108
	Global Payments Inc.	3.750%	6/1/23	3,637	3,611
	Global Payments Inc.	4.000%	6/1/23	3,699	3,683
	Intel Corp.	3.100%	7/29/22	129	129
[5]	Intel Corp.	4.000%	12/1/22	4,270	2,961
	International Business Machines Corp.	1.875%	8/1/22	3,131	3,129
	International Business Machines Corp.	2.875%	11/9/22	1,281	1,280
	Microsoft Corp.	2.650%	11/3/22	709	709
	Moody's Corp.	2.625%	1/15/23	1,200	1,196
	Oracle Corp.	2.500%	10/15/22	3,000	2,995
	Oracle Corp.	2.625%	2/15/23	4,500	4,481
	Oracle Corp.	2.400%	9/15/23	5,926	5,835
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,502
	Visa Inc.	2.150%	9/15/22	243	243
	VMware Inc.	0.600%	8/15/23	3,980	3,846
					50,823
17

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (3.6%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,102
	AEP Texas Inc.	2.400%	10/1/22	1,000	1,001
	Atmos Energy Corp.	0.625%	3/9/23	210	206
	Baltimore Gas and Electric Co.	2.800%	8/15/22	1,442	1,442
	Baltimore Gas and Electric Co.	3.350%	7/1/23	1,769	1,763
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	255	257
	Black Hills Corp.	1.037%	8/23/24	600	562
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	675	674
	CenterPoint Energy Inc.	2.500%	9/1/24	1,235	1,194
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	210	206
	Connecticut Light and Power Co.	2.500%	1/15/23	3,960	3,941
	Consolidated Edison Inc.	0.650%	12/1/23	1,946	1,872
	Consumers Energy Co.	3.375%	8/15/23	1,529	1,530
	Dominion Energy Inc.	2.750%	9/15/22	342	341
[2]	Dominion Energy Inc.	2.450%	1/15/23	5,000	4,961
	DTE Energy Co.	0.550%	11/1/22	1,680	1,668
	Duke Energy Corp.	2.400%	8/15/22	3,915	3,912
	Duke Energy Corp.	3.950%	10/15/23	1,297	1,303
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,005	1,006
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	4,952	4,939
	Edison International	2.400%	9/15/22	2,719	2,711
	Edison International	3.125%	11/15/22	1,610	1,606
	Edison International	2.950%	3/15/23	5,620	5,574
[2]	Engie SA	2.875%	10/10/22	160	159
	Entergy Louisiana LLC	0.620%	11/17/23	1,318	1,267
	Entergy Louisiana LLC	0.950%	10/1/24	2,000	1,885
	Eversource Energy	2.800%	5/1/23	2,443	2,427
	Eversource Energy	3.800%	12/1/23	5,274	5,269
[4]	Eversource Energy, SOFR + 0.250%	1.472%	8/15/23	2,400	2,382
	MidAmerican Energy Co.	3.700%	9/15/23	1,281	1,276
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	6,700	6,585
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,945
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	1.498%	11/3/23	7,300	7,209
	NTPC Ltd.	4.750%	10/3/22	1,010	1,012
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	53	52
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,407	1,416
	Public Service Electric and Gas Co.	2.375%	5/15/23	2,556	2,529
	Southern California Edison Co.	0.700%	4/3/23	658	644
	Southern California Edison Co.	3.400%	6/1/23	1,066	1,060
	Southern California Edison Co.	0.700%	8/1/23	285	276
	Southern Co.	4.475%	8/1/24	2,240	2,248
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	645	636
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,257
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,363
	Tampa Electric Co.	2.600%	9/15/22	589	588
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	2,800	1,923
	Virginia Electric and Power Co.	3.450%	9/1/22	6,328	6,321
	Virginia Electric and Power Co.	2.750%	3/15/23	170	169
					98,669
Total Corporate Bonds (Cost $1,795,991)					1,767,305
Sovereign Bonds (1.2%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	3,012	3,013
	Export-Import Bank of India	4.000%	1/14/23	1,603	1,606
18

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Morocco	4.250%	12/11/22	200	200
[7]	Korea Monetary Stabilization Bond	0.880%	7/9/22	20,000,000	15,400
[7]	Korea Monetary Stabilization Bond	1.080%	9/9/22	10,000,000	7,690
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	591
	Republic of Chile	2.250%	10/30/22	1,290	1,288
	Republic of Colombia	2.625%	3/15/23	200	197
	Republic of Croatia	5.500%	4/4/23	840	852
	Republic of Hungary	5.375%	2/21/23	3,800	3,843
Total Sovereign Bonds (Cost $37,464)					34,680
				Shares
Temporary Cash Investments (17.3%)
Money Market Fund (2.0%)
[8]	Vanguard Market Liquidity Fund	1.417%		556,748	55,658
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (15.3%)
	United States Treasury Bill	3.141%	6/15/23	431,000	419,698
Total Temporary Cash Investments (Cost $474,036)					475,356
Total Investments (100.5%) (Cost $2,806,142)					2,767,215
Other Assets and Liabilities—Net (-0.5%)					(14,080)
Net Assets (100%)					2,753,135
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $597,397,000, representing 21.7% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $173,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
19

Ultra-Short Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	508	106,688	238

Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(87)	(9,766)	59
				297

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/21/22	AUD	3,559	USD	2,466	—	(8)
Citibank, N.A.	9/21/22	AUD	93	USD	66	—	(1)
JPMorgan Chase Bank, N.A.	9/21/22	AUD	22	USD	15	—	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	31,732	AUD	44,583	938	—
BNP Paribas	9/15/22	USD	17,760	KRW	20,000,000	2,328	—
JPMorgan Chase Bank, N.A.	9/15/22	USD	8,337	KRW	10,012,968	611	—
						3,877	(9)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,956,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,750,487)	2,711,557
Affiliated Issuers (Cost $55,655)	55,658
Total Investments in Securities	2,767,215
Investment in Vanguard	96
Cash	1,660
Foreign Currency, at Value (Cost $240)	225
Receivables for Accrued Income	12,005
Variation Margin Receivable—Futures Contracts	105
Unrealized Appreciation—Forward Currency Contracts	3,877
Total Assets	2,785,183
Liabilities
Payables for Investment Securities Purchased	31,927
Payables to Vanguard	112
Unrealized Depreciation—Forward Currency Contracts	9
Total Liabilities	32,048
Net Assets	2,753,135
At June 30, 2022, net assets consisted of:

Paid-in Capital	2,793,524
Total Distributable Earnings (Loss)	(40,389)
Net Assets	2,753,135

Net Assets
Applicable to 55,950,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,753,135
Net Asset Value Per Share	$49.21

See accompanying Notes, which are an integral part of the Financial Statements.
21

Ultra-Short Bond ETF
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1,2]	10,939
Total Income	10,939
Expenses
The Vanguard Group—Note B
Investment Advisory Services	95
Management and Administrative	1,026
Marketing and Distribution	48
Custodian Fees	11
Shareholders’ Reports	23
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,209
Net Investment Income	9,730
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(3,551)
Futures Contracts	(4,938)
Forward Currency Contracts	336
Foreign Currencies	(301)
Realized Net Gain (Loss)	(8,454)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(32,457)
Futures Contracts	308
Forward Currency Contracts	3,259
Foreign Currencies	(20)
Change in Unrealized Appreciation (Depreciation)	(28,910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,634)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $383,000, ($52,000), and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $18,000.
3	Includes ($147,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	April 5, 2021[1] to December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,730	3,585
Realized Net Gain (Loss)	(8,454)	38
Change in Unrealized Appreciation (Depreciation)	(28,910)	(5,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,634)	(2,250)
Distributions
Total Distributions	(6,671)	(3,834)
Capital Share Transactions
Issued	921,156	2,150,606
Issued in Lieu of Cash Distributions	—	—
Redeemed	(173,326)	(104,912)
Net Increase (Decrease) from Capital Share Transactions	747,830	2,045,694
Total Increase (Decrease)	713,525	2,039,610
Net Assets
Beginning of Period	2,039,610	—
End of Period	2,753,135	2,039,610
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	April 5, 2021[1] to December 31, 2021

Net Asset Value, Beginning of Period	$49.93	$50.00
Investment Operations
Net Investment Income[2]	.198	.138
Net Realized and Unrealized Gain (Loss) on Investments	(.786)	(.077)
Total from Investment Operations	(.588)	.061
Distributions
Dividends from Net Investment Income	(.132)	(.123)
Distributions from Realized Capital Gains	—	(.008)
Total Distributions	(.132)	(.131)
Net Asset Value, End of Period	$49.21	$49.93
Total Return	-1.18%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,753	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.81%	0.37%[3]
Portfolio Turnover Rate[4]	21%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
25

Ultra-Short Bond ETF
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 6% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Ultra-Short Bond ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facility or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $96,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
27

Ultra-Short Bond ETF
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	181,394	—	181,394
Asset-Backed/Commercial Mortgage-Backed Securities	—	308,480	—	308,480
Corporate Bonds	—	1,767,305	—	1,767,305
Sovereign Bonds	—	34,680	—	34,680
Temporary Cash Investments	55,658	419,698	—	475,356
Total	55,658	2,711,557	—	2,767,215
Derivative Financial Instruments
Assets
Futures Contracts[1]	297	—	—	297
Forward Currency Contracts	—	3,877	—	3,877
Total	297	3,877	—	4,174
Liabilities
Forward Currency Contracts	—	9	—	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At June 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	297	—	297
Unrealized Appreciation—Forward Currency Contracts	—	3,877	3,877
Total Assets	297	3,877	4,174

Unrealized Depreciation—Forward Currency Contracts	—	9	9
Total Liabilities	—	9	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Ultra-Short Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(4,938)	—	(4,938)
Forward Currency Contracts	—	336	336
Realized Net Gain (Loss) on Derivatives	(4,938)	336	(4,602)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	308	—	308
Forward Currency Contracts	—	3,259	3,259
Change in Unrealized Appreciation (Depreciation) on Derivatives	308	3,259	3,567
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,805,260
Gross Unrealized Appreciation	6,455
Gross Unrealized Depreciation	(40,335)
Net Unrealized Appreciation (Depreciation)	(33,880)
F.	During the six months ended June 30, 2022, the fund purchased $853,219,000 of investment securities and sold $425,949,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $54,284,000 and $1,756,000, respectively. Purchases and sales include $394,675,000 and $30,691,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $240,279,000 and sales were $18,375,000, resulting in net realized loss of $51,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
29

Ultra-Short Bond ETF
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	April 5, 2021[1] to December 31, 2021
	Shares (000)	Shares (000)
Issued	18,600	42,950
Issued in Lieu of Cash Distributions	—	—
Redeemed	(3,500)	(2,100)
Net Increase (Decrease) in Shares Outstanding	15,100	40,850
1	Inception.
At June 30, 2022, one shareholder was a record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
30

Trustees Approve Advisory Arrangement
The board of Vanguard Ultra-Short Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2021 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the fund’s performance since inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s estimated expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses were also below the peer-group average.
31

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
32

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short Bond ETF’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9312 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.